    As filed with the Securities and Exchange Commission on April 29, 1997

                                              1933 Act File No.   2-83616
                                              1940 Act File No.   811-3732
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                               ------------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                      POST-EFFECTIVE AMENDMENT NO. 20

                                      AND

                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 24

                           MFS/SUN LIFE SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

               500 Boylston, Street, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (617) 954-5000

           Stephen E. Cavan, Massachusetts Financial Services Company
                500 Boylston Street, Boston, Massachusetts 02116
                    (Name and Address of Agent for Service)

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

 It is proposed that this filing will become effective (check appropriate box) [_] immediately upon filing pursuant to paragraph (b)
 [_] on [date] pursuant to paragraph (b)
 [X] 60 days after filing pursuant to paragraph (a)(i)
 [_] on [date] pursuant to paragraph (a)(i)
 [_] 75 days after filing pursuant to paragraph (a)(ii)
 [_] on [date] pursuant to paragraph (a)(ii) of rule 485.
 If appropriate, check the following box:
 [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Pursuant to Rule 24f-2, Registrant has registered an indefinite number of its Shares of Beneficial Interest (without par value), under the Securities Act of 1933. The Rule 24f-2 Notice for the Registrant's fiscal year ended December 31, 1996 was filed on February 27, 1997.
================================================================================

                           MFS/SUN LIFE SERIES TRUST
                           -------------------------


                             CROSS REFERENCE SHEET
                             ---------------------


   (Pursuant to Rule 404 showing location in Prospectus and/or Statement of Additional Information of the responses to the Items in Parts A and B of Form N-1A)


   ITEM NUMBER                                           STATEMENT OF ADDITIONAL
FORM N-1A, PART A                PROSPECTUS CAPTION        INFORMATION CAPTION
---------------------------  --------------------------  -----------------------
   1                         Front Cover Pages                     *

   2                                 *                             *

   3                         Condensed Financial                   *
                             Information

   4                         The Series Fund;                      *
                             Investment Objectives
                             and Policies; Risk Factors

   5                         The Series Fund;                      *
                             Management of the
                             Series Fund; Investment
                             Objectives and
                             Policies; Back Cover Page

   5(A)                      Information included in               *
                             Registrant's
                             Annual Report to
                             Shareholders for
                             the year ended December
                             31, 1996

   6                         Additional Information                *
                             with Respect to
                             Shares of each Series

   7                         Additional Information                *
                             with Respect to
                             Shares of each Series

   8                         Additional Information                *
                             with Respect to
                             Shares of each Series

   9                                 *                             *


   ITEM NUMBER                                STATEMENT OF ADDITIONAL
FORM N-1A, PART B    PROSPECTUS CAPTION        INFORMATION CAPTION
-------------------  ------------------       -----------------------

 10                        *             Front Cover Page

 11                        *             Table of Contents

 12                        *                          *

 13                        *             Investment Objectives, Policies
                                         and Restrictions

 14                        *             Management of the Series Fund

 15                        *                          *

 16                        *             Management of the Series Fund
                                         (also, see same caption in the
                                         Prospectus); Independent
                                         Accountants and Financial
                                         Statements; Back Cover Page

 17                        *             Portfolio Transactions and
                                         Brokerage Commissions

 18                        *             Additional Information with
                                         Respect to Shares of each Series

 19                        *             Additional Information with
                                         Respect to Shares of each Series

 20                        *             Additional Information with
                                         Respect to Shares of each Series

 21                        *                          *

 22                        *                          *

 23                        *             Independent Accountants and
                                         Financial Statements

--------------------------
*   Not Applicable

         MFS/SUN LIFE SERIES TRUST- RESEARCH GROWTH AND INCOME SERIES

 Supplement to the Current Prospectus and Statement of Additional Information



The Research Growth and Income Series is not currently being offered for sale.



                  The date of this Supplement is May 1, 1997.

                                                                     PROSPECTUS

                           MFS/SUN LIFE SERIES TRUST                MAY 1, 1997
-------------------------------------------------------------------------------

  MFS/Sun Life Series Trust (the "Series Fund"), 500 Boylston Street, Boston, Massachusetts 02116, Telephone (617) 954-5000, is a no-load, open-end management investment company which offers a choice of twenty separate series of shares. The shares of each series will be sold only to variable accounts (collectively, the "Variable Accounts") established by Sun Life Assurance Company of Canada (U.S.) ("Sun Life of Canada (U.S.)"), Sun Life Insurance and Annuity Company of New York ("Sun Life (N.Y.)") and their affiliated companies to fund benefits under variable contracts (the "Contracts") issued by such companies. The Variable Accounts will purchase shares of each series in accordance with the allocation instructions received from owners of the Contracts.

  The twenty series and their investment objectives are as follows:

  Capital Appreciation Series will seek capital appreciation by investing in securities of all types, with major emphasis on common stocks (see page 14).

  Conservative Growth Series will seek long-term growth of capital and future income while providing more current dividend income than is normally obtainable from a portfolio of only growth stocks by investing a substantial proportion of its assets in the common stocks or securities convertible into common stocks of companies believed to possess better than average prospects for long-term growth and a smaller proportion of its assets in securities whose principal characteristic is income production (see page 15).

  Emerging Growth Series will seek long-term growth of capital by investing primarily (i.e., at least 80% of its assets under normal circumstances) in common stocks of emerging growth companies. Emerging growth companies include companies that MFS believes are early in their life cycle but which have the potential to become major enterprises. Dividend and interest income from portfolio securities, if any, is incidental to its objective of long-term growth of capital (see page 16).

  Government Securities Series will seek current income and preservation of capital by investing in U.S. Government and U.S. Government-related Securities (see page 18).

  High Yield Series will seek high current income and capital appreciation by investing primarily in fixed income securities of United States and foreign issuers which may be in the lower rated categories or unrated (commonly known as "junk bonds") and may include equity features (see page 19). Securities offering the high current income sought by the High Yield Series generally involve greater volatility of price and risk of principal and income, and less liquidity than securities in the higher rated categories of recognized rating agencies.

  Managed Sectors Series will seek capital appreciation by varying the weighting of its portfolio of common stocks among certain industry sectors. Dividend income, if any, is incidental to its objective of capital appreciation (see page 21).

  MFS/Foreign & Colonial Series. The following three series are currently available for investment only under Regatta Gold contracts issued by Sun Life of Canada (U.S.):

  MFS/Foreign & Colonial International Growth Series will seek capital appreciation by investing, under normal market conditions, at least 65% of its total assets in equity securities of companies whose principal activities are outside the U.S. growing at rates expected to be well above the growth rate of the overall U.S. economy (see page 23).

  MFS/Foreign & Colonial International Growth and Income Series will seek capital appreciation and current income by investing, under normal market conditions, at least 65% of its total assets in equity and fixed income securities of issuers whose principal activities are outside the U.S. (see page 23).

  MFS/Foreign & Colonial Emerging Markets Equity Series will seek capital appreciation by investing, under normal market conditions, at least 65% of its total assets in equity securities of issuers whose principal activities are located in emerging market countries (see page 24).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  Money Market Series will seek maximum current income to the extent consistent with stability of principal by investing exclusively in money market instruments maturing in less than 13 months (see page 30). An investment in this series is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the series will be able to maintain a stable net asset value of $1.00 per share.

  Research Growth and Income Series will seek to provide long-term growth of capital, current income and growth of income (see page 30).

  Research Series will seek to provide long-term growth of capital and future income (see page 31).

  Total Return Series will seek primarily to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with prudent employment of capital; its secondary objective is to take advantage of opportunities for growth of capital and income. Assets will be allocated and reallocated from time to time between money market, fixed income and equity securities. Under normal market conditions, at least 25% of the series' assets will be invested in fixed income securities and at least 40% and no more than 75% of its assets will be invested in equity securities (see page 32).

  Utilities Series will seek capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing at least 65% of its assets under normal market conditions in equity and debt securities issued by domestic and foreign utility companies (see page
33).

  Value Series will seek capital appreciation (see page 36). This series is currently available only in connection with Regatta Gold Contracts issued by Sun Life of Canada (U.S.).

  World Asset Allocation Series will seek total return over the long term through investments in equity and fixed income securities and will also seek to have low volatility of share price (i.e., net asset value per share) and reduced risk (compared to an aggressive equity/fixed income portfolio) (see page 38).

  World Governments Series will seek moderate current income and preservation and growth of capital by investing in a portfolio of U.S. and Foreign Government Securities (see page 42).

  World Growth Series will seek capital appreciation by investing in securities of companies worldwide growing at rates expected to be well above the growth rate of the overall U.S. economy (see page 44).

  World Total Return Series will seek total return by investing in securities which will provide above average current income (compared to a portfolio invested entirely in equity securities) and opportunities for long-term growth of capital and income. The series will invest primarily in global equity and fixed income securities (i.e., those of U.S. and non-U.S. issuers) (see page
47).

  Zero Coupon Series, Portfolio 2000--will seek the highest predictable compounded investment return for a specific period of time, consistent with the safety of invested capital, by investing primarily in debt obligations of the United States Treasury that have been issued without interest coupons or stripped of their unmatured interest coupons, interest coupons that have been stripped from such debt obligations, and receipts and certificates for such stripped debt obligations and stripped coupons. The liquidation date for the Portfolio is November 15, 2000 (see page 50.) This series is currently available only in connection with the purchase of variable life insurance contracts issued by Sun Life of Canada (U.S.).

  There can be no assurance that the investment objectives of any series will be achieved. In addition, an investment in the Capital Appreciation Series, Emerging Growth Series, High Yield Series, Managed Sectors Series, Research Growth and Income Series, Research Series, Utilities Series, Value Series, World Asset Allocation Series, World Governments Series, World Growth Series or World Total Return Series and in the MFS/Foreign & Colonial Series may involve certain additional risks, and may not be appropriate for all purchasers.

  The investment adviser of each series is Massachusetts Financial Services Company ("MFS" or the "Adviser"), 500 Boylston Street, Boston, Massachusetts 02116. MFS has retained, as sub-advisers to each of the MFS/Foreign & Colonial Series and the World Growth Series, Foreign & Colonial Management Limited ("FCM") and its subsidiary, Foreign & Colonial Emerging Markets Limited ("FCEM"), both located at Exchange House, Primrose Street, London EC2A 2NY, United Kingdom (together, with respect to these series, the "Sub-Advisers").

  This Prospectus sets forth concisely the information concerning each series that a prospective investor ought to know before investing. The Series Fund has filed with the Securities and Exchange Commission a Statement of Additional Information dated May 1, 1997, as amended or supplemented from time to time (the "SAI"), which contains more detailed information about each series and is incorporated into this Prospectus by reference. See page 65 for a further description of the information set forth in the SAI. A copy of the SAI may be obtained without charge by contacting the Sun Life Annuity Service Center, P.O. Box 1024, Boston, Massachusetts 02103, telephone (800) 752-7215.

  The information contained in this Prospectus should be read together with the prospectus for the Contracts.

    INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE.

                               TABLE OF CONTENTS

                                                                 PAGE
---------------------------------------------------------------------
1. The Series Fund                                                 3
---------------------------------------------------------------------
2. Condensed Financial Information                                 4
---------------------------------------------------------------------
3. Investment Objectives and Policies                             14
---------------------------------------------------------------------
4. Management of the Series Fund                                  52
---------------------------------------------------------------------
5. Additional Information with Respect to Shares of Each Series   62
       Purchases                                                  62
       Net Asset Value, Dividends and Distributions               62
       Tax Status                                                 63
       Redemptions                                                64
       Exchange Privilege                                         64
       Description of Shares, Voting Rights and Liabilities       64
       Contents of SAI                                            65
---------------------------------------------------------------------
Appendix A                                                        66
Appendix B                                                        75
Appendix C                                                        81
Appendix D                                                        86
Appendix E                                                        90

-------------------------------------------------------------------------------

                              1. THE SERIES FUND
  The Series Fund is a no-load, open-end management investment company which was organized under the laws of The Commonwealth of Massachusetts in 1983. The Series Fund has twenty separate portfolios, each of which is represented by a separate series of shares: (1) the "Capital Appreciation Series," (2) the "Conservative Growth Series," (3) the "Emerging Growth Series," (4) the "Government Securities Series," (5) the "High Yield Series," (6) the "Managed Sectors Series," (7) the "MFS/Foreign & Colonial International Growth Series,"
(8) the "MFS/Foreign & Colonial International Growth and Income Series," (9) the "MFS/Foreign & Colonial Emerging Markets Equity Series," (10) the "Money Market Series," (11) the "Research Growth and Income Series," (12) the "Research Series," (13) the "Total Return Series," (14) the "Utilities Series," (15) the "Value Series," (16) the "World Asset Allocation Series,"
(17) the "World Governments Series," (18) the "World Growth Series," (19) the "World Total Return Series" and (20) the "Zero Coupon Series". The High Yield Series, Managed Sectors Series, Utilities Series, World Asset Allocation Series, World Governments Series, World Growth Series and World Total Return Series are non-diversified as that term is defined in the Investment Company Act of 1940.

  The shares of each series will be sold only to Variable Accounts established by Sun Life of Canada (U.S.), Sun Life (N.Y.) and their affiliated companies to fund benefits under variable contracts (the "Contracts") issued by such companies. The Zero Coupon Series will be sold only for the purpose of funding benefits under variable life insurance contracts issued by Sun Life of Canada (U.S.). The Variable Accounts will purchase shares of each series in accordance with the allocation instructions received from owners of the Contracts. The Series Fund then uses the proceeds to buy securities for the portfolio for which such shares were sold. The investment adviser manages each portfolio from day to day in accordance with its investment objectives. The kinds of investments and the way they are managed depend on the conditions and trends in the economy and the financial marketplaces. The Series Fund also offers to redeem shares of each series from the Variable Accounts at any time at net asset value.

                      2. CONDENSED FINANCIAL INFORMATION
  The following information about each series (which commenced investment operations prior to December 31, 1996) since its inception should be read in conjunction with the financial statements included in the Series Fund's Annual Report to shareholders for the year ended December 31, 1996, which are incorporated by reference into the SAI. These financial statements have been audited by Deloitte & Touche LLP, independent certified public accountants. Additional information about the performance of the Series Fund is contained in such Annual Report which may be obtained without charge from the Sun Life Annuity Service Center, P.O. Box 1024, Boston, Massachusetts 02103, Telephone
(800) 752-7215.

MFS/SUN LIFE SERIES TRUST
FINANCIAL HIGHLIGHTS

                                                       CAPITAL APPRECIATION SERIES
                       ----------------------------------------------------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,
                       ----------------------------------------------------------------------------------------------------
                          1996        1995      1994      1993      1992      1991      1990      1989     1988      1987
                       ----------   --------  --------  --------  --------  --------  --------  -------- --------  --------
 Per share data
  (for a share
  outstanding
  throughout each
  year):
 Net asset value--
  beginning of
  year.............    $  31.9878   $24.4076  $28.1892  $24.8989  $23.0886  $16.6242  $19.9804  $13.6006 $12.9601  $12.9025
                       ----------   --------  --------  --------  --------  --------  --------  -------- --------  --------
 Income from
  investment
  operations#--
  Net investment
   income (loss)...    $  (0.0200)    0.0933  $ 0.0523  $ 0.1036  $ 0.0909  $ 0.1809  $ 0.2737  $ 0.3809 $ 0.2925  $ 0.1560
  Net realized and
   unrealized gain
   (loss) on
   investments and
   foreign currency
   transactions....        6.7422     8.1619   (1.1104)   4.2197    2.9238    6.5415   (2.1219)   5.9989   0.6500    0.1596
                       ----------   --------  --------  --------  --------  --------  --------  -------- --------  --------
   Total from
    investment
    operations.....    $   6.7222   $ 8.2552  $(1.0581) $ 4.3233  $ 3.0147  $ 6.7224  $(1.8482) $ 6.3798 $ 0.9425  $ 0.3156
                       ----------   --------  --------  --------  --------  --------  --------  -------- --------  --------
 Less
  distributions--
 From net
  investment
  income...........    $  (0.0322)  $(0.0568) $(0.1306) $(0.1095) $(0.1831) $(0.2580) $(0.3940) $    --  $(0.3020) $(0.2580)
 From net realized
  gain on
  investments and
  foreign currency
  transactions.....       (2.8462)   (0.6182)  (2.5929)  (0.9235)  (1.0213)      --    (1.1140)      --       --        --
                       ----------   --------  --------  --------  --------  --------  --------  -------- --------  --------
   Total
    distributions..    $  (2.8784)  $(0.6750) $(2.7235) $(1.0330) $(1.2044) $(0.2580) $(1.5080) $    --  $(0.3020) $(0.2580)
                       ----------   --------  --------  --------  --------  --------  --------  -------- --------  --------
 Net asset value--
  end of year......    $  35.8316   $31.9878  $24.4076  $28.1892  $24.8989  $23.0886  $16.6242  $19.9804 $13.6006  $12.9601
                       ==========   ========  ========  ========  ========  ========  ========  ======== ========  ========
 Total return++++..        21.48%     34.46%   (3.60)%    18.00%    13.61%    40.95%   (9.69)%    46.91%    7.27%     2.40%
 Ratios (to average
  net
  assets)/Supplemental
  data:
 Expenses##........         0.80%      0.83%     0.83%     0.83%     0.87%     0.85%     0.88%     0.81%    0.91%     0.89%
 Net investment
  income (loss)....         (0.05)%    0.32%     0.24%     0.48%     0.50%     1.20%     1.99%     2.25%    1.86%     1.47%
 Portfolio
  turnover.........           67%        89%       52%       70%       69%       92%       84%      123%     128%      140%
 Average commission
  rate###..........    $   0.0463        --        --        --        --        --        --        --       --        --
 Net assets, end of
  year (000
  omitted).........    $1,061,631   $797,102  $476,508  $420,552  $262,645  $180,846  $ 77,746  $ 51,092 $ 35,492  $ 42,388
                                                       CONSERVATIVE GROWTH SERIES
                       ----------------------------------------------------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,
                       ----------------------------------------------------------------------------------------------------
                          1996        1995      1994      1993      1992      1991      1990      1989     1988      1987
                       ----------   --------  --------  --------  --------  --------  --------  -------- --------  --------
 Per share data
  (for a share
  outstanding
  throughout each
  year):
 Net asset value--
  beginning of
  year.............    $  22.0182   $16.4563  $16.9289  $16.0717  $16.8547  $12.6137  $13.4162  $ 9.8745 $ 9.6097  $ 9.9999
                       ----------   --------  --------  --------  --------  --------  --------  -------- --------  --------
 Income from
  investment
  operations#--
  Net investment
   income..........    $   0.4100   $ 0.4318  $ 0.2942  $ 0.2041  $ 0.1810  $ 0.1515  $ 0.3027  $ 0.3110 $ 0.4448  $ 0.2187
  Net realized and
   unrealized gain
   (loss) on
   investments.....        5.0415     5.6172   (0.4790)   1.1280    0.6747    4.4025   (0.7712)   3.2307   0.2720   (0.4209)
                       ----------   --------  --------  --------  --------  --------  --------  -------- --------  --------
   Total from
    investment
    operations.....    $   5.4515   $ 6.0490  $(0.1848) $ 1.3321  $ 0.8557  $ 4.5540  $(0.4685) $ 3.5417 $ 0.7168  $(0.2022)
                       ----------   --------  --------  --------  --------  --------  --------  -------- --------  --------
 Less
  distributions--
  From net
   investment
   income..........    $  (0.2936)  $(0.3037) $(0.1996) $(0.1509) $(0.1387) $(0.3130) $(0.3340) $    --  $(0.4520) $(0.1880)
  From net realized
   gain on
   investments and
   foreign currency
   transactions....       (0.6783)   (0.1834)  (0.0882)  (0.3240)  (1.5000)      --        --        --       --        --
                       ----------   --------  --------  --------  --------  --------  --------  -------- --------  --------
   Total
    distributions..    $  (0.9719)  $(0.4871) $(0.2878) $(0.4749) $(1.6387) $(0.3130) $(0.3340) $    --  $(0.4520) $(0.1880)
                       ----------   --------  --------  --------  --------  --------  --------  -------- --------
 Net asset value--
  end of year......    $  26.4978   $22.0182  $16.4563  $16.9289  $16.0717  $16.8547  $12.6137  $13.4162 $ 9.8745  $ 9.6097
                       ==========   ========  ========  ========  ========  ========  ========  ======== ========  ========
 Total return++++..        25.41%     37.41%  ( 1.10)%     8.43%     5.71%    36.74%   (3.48)%    35.97%    7.41%   (2.02)%
 Ratios (to average
  net
  assets)/Supplemental
  data:
  Expenses##.......         0.61%      0.64%     0.64%     0.66%     0.80%     0.98%     1.00%     1.02%    0.87%     0.95%
  Net investment
   income
   (expense).......         1.71%      2.25%     2.42%     2.05%     1.84%     1.07%     2.29%     2.38%    3.71%     3.61%
 Portfolio
  turnover.........           51%        60%      146%       19%       40%       51%       82%       34%      78%       98%
 Average commission
  rate###..........    $   0.0502        --        --        --        --        --        --        --       --        --
 Net assets, end of
  year (000
  omitted).........    $  571,008   $302,024  $150,318  $ 95,770  $ 44,455  $ 15,818  $ 11,680  $ 13,323 $ 11,646  $ 13,573

--------
  # Per share data for the periods subsequent to December 31, 1992 is based on average shares outstanding.
 ## For fiscal years ending after September 1, 1995, expenses are calculated without reduction for fees paid indirectly.
### Average commission rate is calculated for Series with fiscal years beginning on or after September 1, 1995.
 +++The+total return information shown above does not reflect expenses that apply to the separate accounts established by Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York. Inclusion of these charges would reduce the total return figures for all periods shown.

MFS/SUN LIFE SERIES TRUST
FINANCIAL HIGHLIGHTS--CONTINUED

                                                  MANAGED SECTORS SERIES
                          ----------------------------------------------------------------------------
                                                  YEAR ENDED DECEMBER 31,
                          ----------------------------------------------------------------------------
                            1995      1994      1993     1992      1991      1990      1989    1988+
                          --------  --------  -------- --------  --------  --------  -------- --------
Per share data (for a
 share outstanding
 throughout each
 period):
Net asset value--
 beginning of period....  $19.8823  $23.2419  $22.3342 $21.0115  $13.0731  $15.1367  $10.4213 $10.0000++
                          --------  --------  -------- --------  --------  --------  -------- --------
Income from investment
 operations--
 Net investment income
  (expense).............  $ 0.0979  $ 0.0982  $ 0.0027 $(0.0565) $ 0.0337  $ 0.1163  $ 0.0831 $ 0.0653
 Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency
  transactions..........    6.1880   (0.6610)   0.9050   1.4184    8.0287   (1.6919)   4.6323   0.4150
                          --------  --------  -------- --------  --------  --------  -------- --------
  Total from investment
   operations...........  $ 6.2859  $(0.5628) $ 0.9077 $ 1.3619  $ 8.0624  $(1.5756) $ 4.7154 $ 0.4803
                          --------  --------  -------- --------  --------  --------  -------- --------
Less distributions--
 From net investment
  income................  $(0.0542) $(0.0239) $    --  $(0.0392) $(0.1240) $(0.0720) $    --  $(0.0590)
 From net realized gain
  on investments and
  foreign currency
  transactions..........   (0.6672)  (2.7729)      --       --        --    (0.4160)      --       --
                          --------  --------  -------- --------  --------  --------  -------- --------
  Total distributions...  $(0.7214) $(2.7968) $    --  $(0.0392) $(0.1240) $(0.4880) $    --  $(0.0590)
                          --------  --------  -------- --------  --------  --------  -------- --------
Net asset value--end of
 period.................  $25.4468  $19.8823  $23.2419 $22.3342  $21.0115  $13.0731  $15.1367 $10.4213
                          ========  ========  ======== ========  ========  ========  ======== ========
Total return++++........    32.29%   (1.94)%     4.08%    6.48%    62.15%  (10.50)%    45.30%    7.32%*
Ratios (to average net
 assets)/Supplemental
 data:
 Expenses...............     0.84%    0.87 %     0.84%   0.93 %     1.03%     1.25%    1.25 %    1.25%*
 Net investment income
  (expense).............     0.42%    0.53 %     0.01%  (0.35)%     0.34%     1.52%    1.51 %    1.90%*
Portfolio turnover......      113%     103 %      116%      22%       45%       51%      75 %     122%
Net assets, end of
 period (000 omitted)...  $194,351  $118,987  $104,954 $ 83,413  $ 41,752  $ 15,290  $  4.054 $    507

                                                          MONEY MARKET SERIES
                       --------------------------------------------------------------------------------------------------
                                                        YEAR ENDED DECEMBER 31,
                       --------------------------------------------------------------------------------------------------
                         1995      1994      1993      1992      1991      1990      1989      1988      1987      1986
                       --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
 Per share data (for
  a share
  outstanding
  throughout each
  period):
 Net asset value--
  beginning of
  period............   $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                       --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
 Income from
  investment
  operations........   $ 0.0520  $ 0.0363  $ 0.0256  $ 0.0325  $ 0.0565  $ 0.0760  $ 0.0855  $ 0.0549  $ 0.0379  $ 0.0376
                       --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
 Less distributions
  from net
  investment income.   $(0.0520) $(0.0363) $(0.0256) $(0.0325) $(0.0565) $(0.0760) $(0.0855) $(0.0549) $(0.0379) $(0.0376)
                       --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
   Net asset value--
    end of period...   $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                       ========  ========  ========  ========  ========  ========  ========  ========  ========  ========
 Total return++++...      5.44%     3.69%     2.59%     3.30%     5.79%     7.81%     8.91%     7.13%     5.95%     5.54%
 Ratios (to average
  net
  assets)/Supplemental
  data:
 Expenses...........      0.59%     0.58%     0.58%     0.60%     0.59%     0.62%     0.72%     0.72%     0.80%     1.25%
 Net investment
  income............      5.30%     3.74%     2.60%     3.29%     5.64%     7.48%     8.60%     6.97%     6.26%     5.45%
 Net assets, end of
  period
  (000 omitted).....   $282,754  $252,175  $142,464  $134,799  $129,683  $112,901  $ 40,015  $ 34,179  $ 23,711  $  6,405

--------
*    Annualized.
+    From May 2, 1988 (date of commencement of operations) to December 31, 1988.
++   Net asset value on date of commencement of operations.
++++ The total return information shown above does not reflect expenses that apply to the separate accounts established by Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York. Inclusion of these charges would reduce the total return figures for all periods shown.

MFS/SUN LIFE SERIES TRUST
FINANCIAL HIGHLIGHTS--CONTINUED

                                                  MANAGED SECTORS SERIES
                          -----------------------------------------------------------------------------
                                                  YEAR ENDED DECEMBER 31,
                          -----------------------------------------------------------------------------
                            1996      1995      1994      1993     1992      1991      1990      1989    1988+
                          --------  --------  --------  -------- --------  --------  --------  -------- --------
Per share data (for a
 share outstanding
 throughout each year):
Net asset value--
 beginning of year......  $25.4468  $19.8823  $23.2419  $22.3342 $21.0115  $13.0731  $15.1367  $10.4213 $10.0000++
                          --------  --------  --------  -------- --------  --------  --------  -------- --------
Income from investment
 operations#--
 Net investment income
  (loss)................   $0.0200  $ 0.0979  $ 0.0982  $ 0.0027 $(0.0565) $ 0.0337  $ 0.1163  $ 0.0831 $ 0.0653
 Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency
  transactions..........    4.2817    6.1880   (0.6610)   0.9050   1.4184    8.0287   (1.6919)   4.6323   0.4150
                          --------  --------  --------  -------- --------  --------  --------  -------- --------
  Total from investment
   operations...........   $4.3017  $ 6.2859  $(0.5628) $ 0.9077 $ 1.3619  $ 8.0624  $(1.5756) $ 4.7154 $ 0.4803
                          --------  --------  --------  -------- --------  --------  --------  -------- --------
Less distributions--
 From net investment
  income................  $(0.0758) $(0.0542) $(0.0239) $    --  $(0.0392) $(0.1240) $(0.0720) $    --  $(0.0590)
 From net realized gain
  on investments and
  foreign currency
  transactions..........   (3.4224)  (0.6672)  (2.7729)      --       --        --    (0.4160)      --       --
                          --------  --------  --------  -------- --------  --------  --------  -------- --------
  Total distributions...  $(3.4982) $(0.7214) $(2.7968) $    --  $(0.0392) $(0.1240) $(0.4880) $    --  $(0.0590)
                          --------  --------  --------  -------- --------  --------  --------  -------- --------
Net asset value--end of
 year...................  $26.2503  $25.4468  $19.8823  $23.2419 $22.3342  $21.0115  $13.0731  $15.1367 $10.4213
                          ========  ========  ========  ======== ========  ========  ========  ======== ========
Total return++++........    17.58%    32.29%   (1.94)%     4.08%    6.48%    62.15%  (10.50)%    45.30%    7.32%*
Ratios (to average net
 assets)/Supplemental
 data:
 Expenses##.............     0.82%     0.84%    0.87 %     0.84%   0.93 %     1.03%     1.25%    1.25 %    1.25%*
 Net investment income
  (loss)................     0.09%     0.42%    0.53 %     0.01%  (0.35)%     0.34%     1.52%    1.51 %    1.90%*
Portfolio turnover......      121%      113%     103 %      116%      22%       45%       51%      75 %     122%
Average commission rate
 ###....................   $0.0475       --        --        --       --        --        --        --       --
Net assets, end of year
 (000 omitted)..........  $266,368  $194,351  $118,987  $104,954 $ 83,413  $ 41,752  $ 15,290  $  4.054 $    507

                                                          MONEY MARKET SERIES
                       --------------------------------------------------------------------------------------------------
                                                        YEAR ENDED DECEMBER 31,
                       --------------------------------------------------------------------------------------------------
                         1996      1995      1994      1993      1992      1991      1990      1989      1988      1987
                       --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
 Per share data
  (for a share
  outstanding
  throughout each
  year):
 Net asset value--
  beginning of
  year.............     $1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                       --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
 Income from
  investment
  operations.......     $0.0483  $ 0.0520  $ 0.0363  $ 0.0256  $ 0.0325  $ 0.0565  $ 0.0760  $ 0.0855  $ 0.0549  $ 0.0379
                       --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
 Less distributions
  from net
  investment
  income...........    $(0.0483) $(0.0520) $(0.0363) $(0.0256) $(0.0325) $(0.0565) $(0.0760) $(0.0855) $(0.0549) $(0.0379)
                       --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
   Net asset
    value--end of
    year...........     $1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                       ========  ========  ========  ========  ========  ========  ========  ========  ========  ========
 Total return++++..       4.95%     5.44%     3.69%     2.59%     3.30%     5.79%     7.81%     8.91%     7.13%     5.95%
 Ratios (to average
  net
  assets)/Supplemental
  data:
 Expenses##........       0.56%     0.59%     0.58%     0.58%     0.60%     0.59%     0.62%     0.72%     0.72%     0.80%
 Net investment
  income...........       4.82%     5.30%     3.74%     2.60%     3.29%     5.64%     7.48%     8.60%     6.97%     6.26%
 Net assets, end of
  year
  (000 omitted)....    $409,165  $282,754  $252,175  $142,464  $134,799  $129,683  $112,901  $ 40,015  $ 34,179  $ 23,711

--------
  *Annualized.
  +From May 2, 1988 (date of commencement of operations) to December 31, 1988. ++Net asset value on date of commencement of operations.
 +++The+total return information shown above does not reflect expenses that apply to the separate accounts established by Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York. Inclusion of these charges would reduce the total return figures for all periods shown.
  # Per share data for the periods subsequent to December 31, 1992 is based on average shares outstanding.
 ## For fiscal years ending after September 1, 1995, expenses are calculated without reduction for fees paid indirectly.
###Average commission rate is calculated for Series with fiscal years beginning on or after September 1, 1995.

MFS/SUN LIFE SERIES TRUST
FINANCIAL HIGHLIGHTS--CONTINUED

                                                         TOTAL RETURN SERIES
                         -------------------------------------------------------------------------------------------
                                                       YEAR ENDED DECEMBER 31,
                         -------------------------------------------------------------------------------------------
                            1996        1995       1994      1993      1992      1991      1990      1989    1988+
                         ----------  ----------  --------  --------  --------  --------  --------  -------- --------
Per share data (for a
 share outstanding
 throughout each year):
Net asset value--
 beginning of year.....  $  18.3848  $  15.0862  $16.0946  $14.7219  $14.2209  $12.1220  $12.0912  $10.2903 $10.0000++
Income from investment
 operations#--
 Net investment income.  $   0.7677  $   0.7824  $ 0.5639  $ 0.4319  $ 0.5389  $ 0.5646  $ 0.4091  $ 0.2898 $ 0.2445
 Net realized and
  unrealized gain
  (loss) on investments
  and foreign currency
  transactions.........      1.6795      3.1527   (0.9310)   1.5044    0.6247    1.9793   (0.0993)   1.5111   0.3298
                         ----------  ----------  --------  --------  --------  --------  --------  -------- --------
  Total from investment
   operations..........  $   2.4472  $   3.9351  $(0.3671) $ 1.9363  $ 1.1636  $ 2.5439  $ 0.3098  $ 1.8009 $ 0.5743
                         ----------  ----------  --------  --------  --------  --------  --------  -------- --------
Less distributions--
 From net investment
  income...............  $  (0.7189) $  (0.6365) $(0.4344) $(0.4798) $(0.5673) $(0.4450) $(0.2360) $    --  $(0.2410)
 From net realized gain
  on investments and
  foreign currency
  transactions.........  $  (0.6734)        --    (0.2069)  (0.0838)  (0.0953)      --    (0.0430)      --   (0.0430)
                         ----------  ----------  --------  --------  --------  --------  --------  -------- --------
  Total distributions..  $  (1.3923) $  (0.6365) $(0.6413) $(0.5636) $(0.6626) $(0.4450) $(0.2790) $    --  $(0.2840)
                         ----------  ----------  --------  --------  --------  --------  --------  -------- --------
Net asset value--end of
 year..................  $  19.4397  $  18.3848  $15.0862  $16.0946  $14.7219  $14.2209  $12.1220  $12.0912 $10.2903
                         ==========  ==========  ========  ========  ========  ========  ========  ======== ========
Total return++++.......      14.10%      26.71%   (2.22)%    13.37%     8.57%    21.60%     2.69%    17.49%    8.77%*
Ratios (to average net
 assets)/Supplemental
 data:
 Expenses##............       0.72%       0.76%     0.76%     0.78%     0.85%     0.85%     0.91%     1.25%    1.25%*
 Net investment income.       4.15%       4.70%     4.34%     4.06%     4.96%     5.83%     6.48%     6.49%    6.08%*
Portfolio turnover.....        134%        108%       66%      102%       71%       69%       42%       49%      31%
Average commission
 rate###...............  $   0.0539         --        --        --        --        --        --        --       --
Net assets, end of year
 (000 omitted).........  $1,335,022  $1,099,887  $839,614  $696,496  $397,385  $224,216  $103,658  $ 18,001 $  3,288

                                                      WORLD GOVERNMENTS SERIES
                          ---------------------------------------------------------------------------------------
                                                      YEAR ENDED DECEMBER 31,
                          ---------------------------------------------------------------------------------------
                            1996      1995      1994      1993      1992      1991      1990      1989    1988+
                          --------  --------  --------  --------  --------  --------  --------  -------- --------
Per share data (for a
 share outstanding
 throughout each year):
Net asset value--
 beginning of year......  $12.4866  $11.3769  $13.0212  $11.7966  $12.7397  $11.5967  $11.0195  $10.0259 $10.0000++
                          --------  --------  --------  --------  --------  --------  --------  -------- --------
Income from investment
 operations#--
Net investment income...  $ 0.6882  $ 0.8031  $ 0.6095  $ 0.5352  $ 0.6429  $ 0.7024  $ 0.2649  $ 0.8680 $ 0.3595
 Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency
  transactions..........   (0.2081)   0.9511   (1.2295)   1.5819   (0.6141)   0.9616    1.0963    0.1256   0.0614
                          --------  --------  --------  --------  --------  --------  --------  -------- --------
  Total from investment
   operations...........  $ 0.4801  $ 1.7542  $(0.6200) $ 2.1171  $ 0.0288  $ 1.6640  $ 1.3612  $ 0.9936 $ 0.4209
                          --------  --------  --------  --------  --------  --------  --------  -------- --------
Less distributions--
 From net investment
  income................  $(1.7085) $(0.0058) $(0.8823) $(0.8925) $(0.6581) $(0.5210) $(0.7840) $    --  $(0.3590)
 From net realized gain
  on investments and
  foreign currency
  transactions..........       --    (0.6387)  (0.1420)      --    (0.3138)      --        --        --   (0.0360)
                          --------  --------  --------  --------  --------  --------  --------  -------- --------
  Total distributions...  $(1.7085) $(0.6445) $(1.0243) $(0.8925) $(0.9719) $(0.5210) $(0.7840) $    --  $(0.3950)
                          --------  --------  --------  --------  --------  --------  --------  -------- --------
Net asset value--end of
 year...................  $11.2582  $12.4866  $11.3769  $13.0212  $11.7966  $12.7397  $11.5967  $11.0195 $10.0259
                          ========  ========  ========  ========  ========  ========  ========  ======== ========
Total return++++........     4.66%    15.69%   (4.46)%    18.84%     0.54%    14.83%    13.37%     9.87%    6.49%*
Ratios (to average net
 assets)/Supplemental
 data:
 Expenses##.............     0.90%     0.89%     0.90%     0.95%     1.03%     1.12%     1.25%     1.25%    1.25%*
 Net investment income..     6.00%     6.67%     6.06%     6.01%     7.02%     7.50%     7.51%     8.10%    8.91%*
Portfolio turnover......      390%      329%      269%      173%      147%      192%      165%      168%      --
Net assets, end of year
 (000 omitted)..........  $141,764  $152,487  $139,155  $135,085  $ 73,540  $ 36,566  $ 11,506  $  1,951 $  2,057

--------
  *Annualized.
  +From May 2, 1988 (date of commencement of operations) to December 31, 1988. ++Net asset value on date of commencement of operations.
 +++The+total return information shown above does not reflect expenses that apply to the separate accounts established by Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York. Inclusion of these charges would reduce the total return figures for all periods shown.
  # Per share data for the periods subsequent to December 31, 1992 is based on average shares outstanding.
 ## For the fiscal years ending after September 1, 1995, expenses are calculated without reduction for fees paid indirectly.
###Average commission rate is calculated for Series with fiscal years beginning on or after September 1, 1995.

MFS/SUN LIFE SERIES TRUST
FINANCIAL HIGHLIGHTS--CONTINUED

                                                           ZERO COUPON SERIES
                       ----------------------------------------------------------------------------------------------------
                                                             2000 PORTFOLIO
                       ----------------------------------------------------------------------------------------------------
                                                        YEAR ENDED DECEMBER 31,
                       ----------------------------------------------------------------------------------------------------
                         1996       1995      1994      1993      1992        1991      1990      1989     1988      1987
                       --------   --------  --------  --------  --------    --------  --------  -------- --------  --------
 Per share data
  (for a share
  outstanding
  throughout each
  year):
 Net asset value--
  beginning of
  year.............    $ 9.0619   $ 7.9573  $11.1167  $11.0966  $11.3060    $10.2772  $10.6719  $ 8.8187 $ 8.4758  $ 9.7300
                       --------   --------  --------  --------  --------    --------  --------  -------- --------  --------
 Income from
  investment
  operations#--
 Net investment
  income(S)........    $ 0.2094   $ 0.4340  $ 0.3807  $ 0.6921  $ 0.8970    $ 0.8217  $ 0.8473  $ 0.7145 $ 0.5361  $ 0.3011
 Net realized and
  unrealized gain
  (loss) on
  investments......     (0.0528)    1.1038   (1.1094)   0.8997   (0.0904)**   1.1301   (0.3340)   1.1387   0.4928   (1.2533)
                       --------   --------  --------  --------  --------    --------  --------  -------- --------  --------
   Total from
    investment
    operations.....    $ 0.1566   $ 1.5378  $(0.7287) $ 1.5918  $ 0.8066    $ 1.9518  $ 0.5133  $ 1.8532 $ 1.0289  $(0.9522)
                       --------   --------  --------  --------  --------    --------  --------  -------- --------  --------
 Less
  distributions--
 From net
  investment
  income...........    $(0.3363)  $(0.4332) $(0.6250) $(0.8915) $(0.8539)   $(0.7990) $(0.7620) $    --  $(0.5350) $(0.3020)
 From net realized
  gain on
  investments......         --         --    (1.8057)  (0.6802)  (0.1621)    (0.1240)  (0.1460)      --   (0.1510)      --
                       --------   --------  --------  --------  --------    --------  --------  -------- --------  --------
   Total
    distributions..    $(0.3363)  $(0.4332) $(2.4307) $(1.5717) $(1.0160)   $(0.9230) $(0.9080) $    --  $(0.6860) $(0.3020)
                       --------   --------  --------  --------  --------    --------  --------  -------- --------  --------
 Net asset value--
  end of year......    $ 8.8822   $ 9.0619  $ 7.9573  $11.1167  $11.0966    $11.3060  $10.2772  $10.6719 $ 8.8187  $ 8.4758
                       ========   ========  ========  ========  ========    ========  ========  ======== ========  ========
 Total return++++..       1.91%     19.88%   (6.99)%    15.03%     8.18%      20.54%     5.92%    20.98%   12.23%   (9.85)%
 Ratios (to average
  net
  assets)/Supplemental
  data(S):
 Expenses##........       0.50%      0.50%     0.50%     0.50%     0.50%       0.50%     0.50%     0.50%    0.48%     0.50%
 Net investment
  income...........       5.20%      5.16%     4.93%     5.48%     7.08%       7.63%     8.06%     7.88%    8.57%     8.62%
 Portfolio
  turnover.........          2%        27%       12%       65%       16%          8%       24%       15%      39%       31%
 Net assets, end of
  year (000
  omitted).........    $  4,337   $  4,616  $  3,280  $  3,547  $  3,713    $  4,525  $  4,381  $  4,584 $  3,050  $  1,436
-------
 ** The per share amount is not in accord with the net realized and unrealized gain for the period because of the timing of sales of Trust shares and the amount of per share realized and unrealized gains and losses at such time.
+++The+total return information shown above does not reflect expenses that apply to the separate accounts established by Sun Life Assurance Company of
   Canada (U.S.) and Sun Life Insurance and Annuity Company of New York.
   Inclusion of these charges would reduce the total return figures for all periods shown.
 # Per share data for the periods subsequent to December 31, 1992 is based on average shares outstanding.
## For fiscal years ending after September 1, 1995, expenses should be calculated without reduction for fees paid indirectly, however, the investment adviser has voluntarily agreed to maintain the net expenses of the Zero Coupon Series 2000 Portfolio at not more than 0.50% of average daily net assets.
 (SThe)investment adviser assumed a portion of other expenses for the Zero
   Coupon Series 2000 Portfolio for the period indicated. If the assumption had not been in place, the net investment income per share and the ratios would have been:

                         ZERO
                        COUPON
                        SERIES
                         2000
                       PORTFOLIO
                       ---------
                         YEAR
                         ENDED
                       DECEMBER
                       31, 1996
                       ---------
  Net investment
   income..........    $ 0.2045
  Ratios (to
   average net
   assets):
  Expenses##.......       0.62%
  Net investment
   income..........       5.08%

MFS/SUN LIFE SERIES TRUST
FINANCIAL HIGHLIGHTS--CONTINUED

                                                 MFS/FOREIGN
                                                 & COLONIAL      MFS/FOREIGN
                                                  EMERGING       & COLONIAL
                                                   MARKETS      INTERNATIONAL
                                                EQUITY SERIES   GROWTH SERIES
                                                -------------   -------------
                                                PERIOD ENDED    PERIOD ENDED
                                                DECEMBER 31,    DECEMBER 31,
                                                   1996***         1996**
                                                -------------   -------------
 Per share data (for a share outstanding
  throughout each year):
 Net asset value--beginning of year............    $10.0000****   $10.0000****
                                                  ---------       --------
 Income from investment operations#--
 Net investment income(S)......................   $  0.0706       $ 0.0748
 Net realized and unrealized gain (loss) on
  investments and foreign currency
  transactions.................................     (0.0693)       (0.2535)
                                                  ---------       --------
  Total from investment operations.............   $  0.0013       $(0.1787)
                                                  ---------       --------
 Net asset value--end of year..................    $10.0013       $ 9.8213
                                                  =========       ========
 Total return++................................     0.00%++        (1.70)%++
 Ratios (to average net assets)/Supplemental
  data(S):
 Expenses##....................................       1.50%*         1.50%*
 Net investment income.........................       0.77%*         1.47%*
 Portfolio turnover............................          4%             3%
 Average commission rate###....................   $  0.0011       $ 0.0252
 Net assets, end of year (000 omitted).........   $   3,271       $  5,525
-------
   * Annualized.
  ** From June 3, 1996 (commencement of investment operations) to December 31,
     1996.
 *** From June 5, 1996 (commencement of investment operations) to December 31,
     1996.
**** Net asset value on date of commencement of operations.
 ++ Not annualized.
  # Per share data is based on average shares outstanding.
 ## Expenses are calculated without reduction for fees paid indirectly.
### Average commission rate is calculated for Series with fiscal years beginning on or after September 1, 1995.
  ++The total return information shown above does not reflect expenses that apply to the separate accounts established by Sun Life of Canada (U.S.)
    and Sun Life (N.Y.). Inclusion of these charges would reduce the total return figures for all periods shown.
  (SThe)investment adviser voluntarily agreed to maintain the expenses of the
    MFS/Foreign & Colonial Emerging Markets Equity Series and MFS/Foreign &
    Colonial International Growth Series at not more than 1.50% of average daily net assets. In addition, the investment adviser voluntarily waived all or a portion of its advisory fee for the periods indicated. To the extent actual expenses were over these limitations, the net investment income (loss) per share and the ratios would have been:

                                                 MFS/FOREIGN
                                                 & COLONIAL      MFS/FOREIGN
                                                  EMERGING       & COLONIAL
                                                   MARKETS      INTERNATIONAL
                                                EQUITY SERIES   GROWTH SERIES
                                                -------------   -------------
                                                PERIOD ENDED    PERIOD ENDED
                                                DECEMBER 31,    DECEMBER 31,
                                                   1996***         1996**
                                                -------------   -------------
  Net investment income (loss).................   $(0.0975)        $0.0265
  Ratios (to average net assets):
   Expenses##..................................       3.38%*         2.50%*
   Net investment income (loss)................     (1.12)%*         0.46%*

MFS/SUN LIFE SERIES TRUST
FINANCIAL HIGHLIGHTS--CONTINUED

                                                                 VALUE SERIES
                                                                 ------------
                                                                 PERIOD ENDED
                                                                 DECEMBER 31,
                                                                   1996***
                                                                 ------------
 Per share data (for a share outstanding throughout each year):
 Net asset value--beginning of year............................    $10.0000****
                                                                   --------
 Income from investment operations#--
 Net investment income(S)......................................    $ 0.0916
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions................................      0.9139
                                                                   --------
  Total from investment operations.............................    $ 1.0055
                                                                   --------
 Less distributions--
 From net investment income....................................    $    --
 From net realized gain on investments and foreign currency
  transactions.................................................         --
                                                                   --------
  Total distributions..........................................    $    --
                                                                   --------
 Net asset value--end of year..................................    $11.0055
                                                                   ========
 Total return++................................................      10.10%++
 Ratios (to average net assets)/Supplemental data(S):
 Expenses##....................................................       0.60%+
 Net investment income.........................................       1.75%+
 Portfolio turnover............................................         52%
 Average commission rate###....................................    $ 0.0228
 Net assets, end of year (000 omitted).........................    $ 16,700
-------
 *** From June 3, 1996 (commencement of investment operations) to December 31,
     1996.
**** Net asset value on date of commencement of operations.
  + Annualized.
 ++ Not annualized.
  # Per share data is based on average shares outstanding.
 ## Expenses are calculated without reduction for fees paid indirectly.
### Average commission rate is calculated for Series with fiscal years beginning on or after September 1, 1995.
  ++The total return information shown above does not reflect expenses that apply to the separate accounts established by Sun Life of Canada (U.S.)
    and Sun Life (N.Y.). Inclusion of these charges would reduce the total return figures for all periods shown.
  (SThe)investment adviser voluntarily waived all of its advisory fee for the
    Value Series for the period indicated. In addition, the investment adviser voluntarily agreed to maintain the expenses of the Value Series at not more than 1.00% of average daily net assets. If the waiver had not been in place and to the extent actual expenses were over these limitations, the net investment income per share and the ratios would have been:

                                                                 VALUE SERIES
                                                                 ------------
                                                                 PERIOD ENDED
                                                                 DECEMBER 31,
                                                                   1996***
                                                                 ------------
  Net investment income........................................     $0.0537
  Ratios (to average net assets):
   Expenses##..................................................       1.35%+
   Net investment income.......................................       1.02%+

MFS/SUN LIFE SERIES TRUST
FINANCIAL HIGHLIGHTS--CONTINUED

                                                        MFS/FOREIGN
                                                        & COLONIAL
                                                       INTERNATIONAL
                            EMERGING GROWTH             GROWTH AND
                                SERIES                 INCOME SERIES                  RESEARCH SERIES
                       ------------------------- ------------------------- --------------------------------------
                        YEAR ENDED  PERIOD ENDED  YEAR ENDED  PERIOD ENDED  YEAR ENDED   YEAR ENDED  PERIOD ENDED
                       DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                           1996       1995***        1996       1995****       1996         1995        1994**
                       ------------ ------------ ------------ ------------ ------------ ------------ ------------
 Per share data
 (for a share
 outstanding
 throughout each
 year):
 Net asset value--
 beginning of year.      $12.6867     $10.0000++   $10.1282     $10.0000++   $13.5777     $ 9.8761     $10.0000++
                         --------     --------     --------     --------     --------     --------    ---------
 Income from
 investment
 operations#--
  Net investment
  income(S)........      $ 0.0175     $ 0.0788     $ 0.2326     $ 0.0295     $ 0.0797     $ 0.1401    $  0.0131
  Net realized and
  unrealized gain
  (loss) on
  investments and
  foreign currency
  transactions.....        2.1506       2.6079       0.2639       0.0987       3.1330       3.5651      (0.1370)
                         --------     --------     --------     --------     --------     --------    ---------
   Total from
   investment
   operations......      $ 2.1681     $ 2.6867     $ 0.4965     $ 0.1282     $ 3.2127     $ 3.7052    $ (0.1239)
                         --------     --------     --------     --------     --------     --------    ---------
 Less distributions
 from net
 investment income.      $(0.0243)    $    --      $    --      $    --      $(0.0328)    $(0.0036)   $     --
 Realized gain on
 investments and
 foreign currency
 transactions......           --           --           --           --       (0.1841)         --           --
                         --------     --------     --------     --------     --------     --------    ---------
 Distributions.....      $(0.0243)    $    --      $    --      $    --      $(0.2169)    $(0.0036)   $     --
                         --------     --------     --------     --------     --------     --------    ---------
 Net asset value--
 end of year.......      $14.8305     $12.6867     $10.6247     $10.1282     $16.5735     $13.5777    $  9.8761
                         ========     ========     ========     ========     ========     ========    =========
 Total return++++..        17.15%       26.80%++      4.84%        1.30%++     23.76%       37.50%      (1.20)%++
 Ratios (to average
 net
 assets)/Supplemental
 data(S):
  Expenses##.......         0.70%        0.24%*       0.97%        1.50%*       0.84%        0.58%        1.50%*
  Net investment
  income...........         0.12%        1.13%*       2.21%        1.64%*       0.52%        1.16%        1.80%*
 Portfolio
 turnover..........           88%          28%          51%          --           70%          81%           3%
 Average commission
 rate###...........      $ 0.0346          --      $ 0.0173          --      $ 0.0280          --           --
 Net assets, end of
 year
         (000 omitted).....      $250,826     $ 67,255     $ 35,710     $  7,179     $325,389     $ 71,828    $   3,869
                                        UTILITIES SERIES
                       ---------------------------------------------------
                        YEAR ENDED   YEAR ENDED   YEAR ENDED  PERIOD ENDED
                       DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                           1996         1995         1994        1993+
                       ------------ ------------ ------------ ------------
 Per share data
 (for a share
 outstanding
 throughout each
 year):
 Net asset value--
 beginning of year.      $12.2598     $ 9.5209     $10.0164     $10.0000++
                       ------------ ------------ ------------ ------------
 Income from
 investment
 operations#--
  Net investment
  income(S)........      $ 0.5322     $ 0.4918     $ 0.2899     $ 0.0128
  Net realized and
  unrealized gain
  (loss) on
  investments and
  foreign currency
  transactions.....        1.8548       2.5197      (0.7817)      0.0036
                       ------------ ------------ ------------ ------------
   Total from
   investment
   operations......      $ 2.3870     $ 3.0115     $(0.4918)    $ 0.0164
                       ------------ ------------ ------------ ------------
 Less distributions
 from net
 investment income.      $(0.3160)    $(0.2726)    $(0.0037)    $    --
 Realized gain on
 investments and
 foreign currency
 transactions......       (0.3434)         --           --           --
                       ------------ ------------ ------------ ------------
 Distributions.....      $(0.6594)    $(0.2726)    $(0.0037)    $    --
                       ------------ ------------ ------------ ------------
 Net asset value--
 end of year.......      $13.9874     $12.2598     $ 9.5209     $10.0164
                       ============ ============ ============ ============
 Total return++++..        20.37%       32.36%      (4.96)%        1.59%*
 Ratios (to average
 net
 assets)/Supplemental
 data(S):
  Expenses##.......         0.88%        0.44%        0.39%        1.50%*
  Net investment
  income...........         4.23%        4.62%        4.59%        2.58%*
 Portfolio
 turnover..........          131%         119%         103%          --
 Average commission
 rate###...........      $ 0.0435          --           --           --
 Net assets, end of
 year
 (000 omitted).....      $ 70,680     $ 43,134     $ 21,448     $  2,798
----
   *Annualized.
  **From November 7, 1994 (date of commencement of investment operations) to
December 31, 1994.
 ***From May 1, 1995 (date of commencement of investment operations) to
December 31, 1995.
****From October 2, 1995 (date of commencement of operations) to December 31,
1995.
  +From November 16, 1993 (date of commencement of operations) to December 31,
1993.
 ++Not annualized.
  ++Net asset value on date of commencement of operations.
  (SFor)the periods shown below the investment adviser voluntarily waived all or a portion of its advisory fee for the Emerging Growth Series,
    MFS/Foreign & Colonial International Growth and Income Series, Research
    Series and Utilities Series. If the waiver had not been in place, the net investment income (loss) per share and ratios would have been:
 +++The+total return information shown above does not reflect expenses that apply to the separate accounts established by Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York.
    Inclusion of these charges would reduce the total return figures for all periods shown.
  # Per share data is based on average shares outstanding.
 ## For fiscal years ending after September 1, 1995, expenses are calculated without reduction for fees paid indirectly.
### Average Commission rate is calculated for series with fiscal years beginning on or after September 1, 1995.

                                                        MFS/FOREIGN
                                                        & COLONIAL
                                                       INTERNATIONAL
                            EMERGING GROWTH             GROWTH AND
                                SERIES                 INCOME SERIES                         RESEARCH SERIES
                       ------------------------- -------------------------              -------------------------
                        YEAR ENDED  PERIOD ENDED  YEAR ENDED   YEAR ENDED                YEAR ENDED   YEAR ENDED
                       DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,              DECEMBER 31, DECEMBER 31,
                           1996       1995***        1996       1995****                    1995        1994**
                       ------------ ------------ ------------ ------------              ------------ ------------
 Net investment
 income (loss).....      $(0.0406)    $ 0.0265     $ 0.2101     $ 0.0119                  $ 0.0954    $(0.0145)
 Ratios (to average
 net assets):
 Expenses##........         0.84%        1.00%*       1.16%        2.48%*                    0.95%        3.49%*
 Net investment
 income (loss).....       (0.02)%        0.38%*       2.02%        0.66%*                    0.79%      (0.19)%*
                                               UTILITIES SERIES
                                    --------------------------------------
                                     YEAR ENDED   YEAR ENDED  PERIOD ENDED
                                    DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                        1995         1994        1993+
                                    ------------ ------------ ------------
 Net investment
 income (loss).....                    $0.4375     $ 0.2412     $ (0.0407)
 Ratios (to average
 net assets):
 Expenses##........                      0.95%        1.14%        9.71%*
 Net investment
 income (loss).....                      4.12%        3.84%      (5.63)%*

MFS/SUN LIFE SERIES TRUST
FINANCIAL HIGHLIGHTS--CONTINUED

                                   WORLD ASSET
                                ALLOCATION SERIES                            WORLD GROWTH SERIES
                      -------------------------------------- ---------------------------------------------------
                       YEAR ENDED   YEAR ENDED  PERIOD ENDED  YEAR ENDED   YEAR ENDED   YEAR ENDED  PERIOD ENDED
                      DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                          1996         1995        1994**        1996         1995         1994        1993+
                      ------------ ------------ ------------ ------------ ------------ ------------ ------------
Per share data
(for a share
outstanding
throughout each
year):
Net asset value--
beginning of year.      $12.2250     $10.0579     $10.0000++  $ 12.3464     $10.9425     $10.6366     $10.0000++
                        --------     --------     --------    ---------     --------     --------     --------
Income from
investment
operations#--
 Net investment
 income(S)........      $ 0.3731      $0.4205     $ 0.0220    $  0.0232      $0.0689     $ 0.1506     $ 0.0088
 Net realized and
 unrealized gain
 on investments
 and foreign
 currency
 transactions.....        1.5563       1.7540       0.0359       1.5878       1.6388       0.1590       0.6278
                        --------     --------     --------    ---------     --------     --------     --------
  Total from
  investment
  operations......      $ 1.9294      $2.1745     $ 0.0579    $  1.6110     $ 1.7077     $ 0.3096     $ 0.6366
                        --------     --------     --------    ---------     --------     --------     --------
Less distributions
from net
investment income.      $(0.1300)    $(0.0074)    $    --     $ (0.0886)    $(0.1361)    $(0.0037)    $    --
Realized gain on
investments and
foreign currency
transactions             (0.2450)         --           --       (0.8350)     (0.1677)         --           --
                        --------     --------     --------    ---------     --------     --------     --------
Distributions.....      $(0.3750)    $(0.0074)    $    --     $ (0.9236)    $(0.3038)    $(0.0037)    $    --
                        --------     --------     --------    ---------     --------     --------     --------
Net asset value--
end of year.......      $13.7794     $12.2250     $10.0579    $ 13.0338     $12.3464     $10.9425     $10.6366
                        ========     ========     ========    =========     ========     ========     ========
Total return++++..        16.04%       21.56%        0.60%++     13.02%       16.06%        2.86%       50.78%*
Ratios (to average
net
assets)/Supplemental
data(S):
 Expenses##.......         0.94%        0.67%        1.50%*       1.04%        1.07%        0.47%        1.02%*
 Net investment
 income...........         2.84%        3.70%        3.13%*       0.18%        0.60%        2.20%        1.23%*
Portfolio
turnover..........          154%         146%           2%          81%         162%         231%           2%
Average commission
rate###...........      $ 0.0233          --           --     $  0.0142          --           --           --
Net assets, end of
year (000
omitted)..........      $ 77,016     $ 25,863     $  3,003    $ 203,106     $146,388     $100,045     $ 18,879
                            WORLD TOTAL RETURN SERIES
                      ---------------------------------------
                       YEAR ENDED   YEAR ENDED  PERIOD ENDED
                      DECEMBER 31, DECEMBER 31, DECEMBER 31,
                          1996         1995        1994**
                      ------------ ------------ -------------
Per share data
(for a share
outstanding
throughout each
year):
Net asset value--
beginning of year.      $11.8346     $10.0405    $ 10.0000++
                      ------------ ------------ -------------
Income from
investment
operations#--
 Net investment
 income(S)........      $ 0.4131     $ 0.4437    $  0.0247
 Net realized and
 unrealized gain
 on investments
 and foreign
 currency
 transactions.....        1.2480       1.3564       0.0158
                      ------------ ------------ -------------
  Total from
  investment
  operations......      $ 1.6611     $ 1.8001    $  0.0405
                      ------------ ------------ -------------
Less distributions
from net
investment income.      $(0.2300)    $(0.0060)   $     --
Realized gain on
investments and
foreign currency
transactions                 --           --           --
                      ------------ ------------ -------------
Distributions.....      $(0.2300)    $(0.0060)   $     --
                      ------------ ------------ -------------
Net asset value--
end of year.......      $13.2657     $11.8346    $ 10.0405
                      ============ ============ =============
Total return++++..        14.33%       17.89%      0.40%++
Ratios (to average
net
assets)/Supplemental
data(S):
 Expenses##.......         0.96%        0.77%        1.50%*
 Net investment
 income...........         3.33%        4.01%        3.31%*
Portfolio
turnover..........          148%         146%           1%
Average commission
rate###...........      $ 0.0229          --           --
Net assets, end of
year (000
omitted)..........      $ 37,638     $ 13,786    $   1,384
----
   *Annualized.
  **From November 7, 1994 (date of commencement of investment operations) to
December 31, 1994.
  +From November 16, 1993 (date of commencement of investment operations) to
December 31, 1993.
 ++Not annualized.
  ++Net asset value on date of commencement of operations.
  (SFor)the periods shown below the investment adviser voluntarily waived all or a portion of its advisory fee for the World Asset Allocation Series,
    World Growth Series and World Total Return Series. If the waiver had not been in place, the net investment income (loss) per share and ratios would have been:
 +++The+total return information shown above does not reflect expenses that apply to the separate accounts established by Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York.
    Inclusion of these charges would reduce the total return figures for all periods shown.
  # Per share data is based on average shares outstanding.
 ## For fiscal years ending after September 1, 1995, expenses are calculated without reduction for fees paid indirectly.
###Average commission rate is calculated for Series with fiscal years beginning on or after September 1, 1995.

                                          WORLD ASSET
                                       ALLOCATION SERIES                                  WORLD GROWTH SERIES
                                   -------------------------                           -------------------------
                                    YEAR ENDED  PERIOD ENDED                            YEAR ENDED  PERIOD ENDED
                                   DECEMBER 31, DECEMBER 31,                           DECEMBER 31, DECEMBER 31,
                                       1995        1994**                                  1994        1993+
                                   ------------ ------------                           ------------ ------------
 Net investment
 income (loss)....                    $0.3716     $ 0.0041                               $ 0.0989     $ 0.0022
 Ratios (to
 average net
 assets):
  Expenses##......                      1.11%        4.05%*                                 1.20%        1.92%*
  Net investment
  income (loss)...                      3.27%        0.58%*                                 1.47%        0.33%*
                                          WORLD TOTAL
                                         RETURN SERIES
                                   --------------------------
                                    YEAR ENDED  PERIOD ENDED
                                   DECEMBER 31, DECEMBER 31,
                                       1995        1994**
                                   ------------ -------------
 Net investment
 income (loss)....                    $0.3972    $(0.0405)
 Ratios (to
 average net
 assets):
  Expenses##......                      1.19%        6.93%*
  Net investment
  income (loss)...                      3.59%      (2.12)%*

                     3. INVESTMENT OBJECTIVES AND POLICIES

  The investment objectives and policies of all series of the Series Fund are discussed below. Any investment involves risk and there can be no assurance that the investment objectives of any series will be achieved. Shareholder approval is not required to change the investment objectives of any series or the manner in which each series seeks to achieve its objectives.

  More than one series may invest in the same instruments and employ the same investment techniques. For convenient reference and to avoid duplication, descriptions of most of the instruments and techniques are centralized and arranged in alphabetical order in Appendix A ("Description of Instruments") and Appendix B ("Investment Techniques") to this Prospectus. A description of ratings by Standard & Poor's Ratings Services ("S&P"), Fitch Investors Service, Inc. ("Fitch") and Moody's Investors Service, Inc. ("Moody's") used to evaluate commercial paper, bonds and debt is provided in Appendix C. More information concerning instruments and investment techniques can be found in the Appendix to the SAI (the "SAI Appendix"). THESE APPENDICES PROVIDE IMPORTANT INFORMATION CONCERNING THE RISKS INVOLVED IN INVESTING IN A PARTICULAR SERIES. WE URGE YOU TO REVIEW THEM BEFORE MAKING YOUR INVESTMENT DECISION.

(1) CAPITAL APPRECIATION SERIES

  The Capital Appreciation Series will seek to maximize capital appreciation by investing in securities of all types with a major emphasis on common stocks. The Capital Appreciation Series seeks to achieve this objective by maintaining a flexible approach toward the type of securities and the relative attractiveness of the various securities markets. Securities are selected based upon their potential for capital appreciation. Income is not a significant factor in portfolio selection.

  While the Capital Appreciation Series usually will invest primarily in common stocks, the series will also seek capital appreciation in other types of securities, including fixed-income securities, convertible bonds, preferred stocks and warrants when they appear attractive for capital appreciation. The Capital Appreciation Series may hold part or all of its assets in cash or short-term obligations or other forms of debt securities for temporary defensive purposes or as a reserve for future purchases. The Capital Appreciation Series may enter into futures contracts and options on futures contracts for hedging purposes, and may write covered call and put options and purchase call and put options on securities and stock indexes in an effort to increase current income and for hedging purposes.

  The Capital Appreciation Series may invest up to 50% of its total assets in foreign securities, which may include emerging market securities, may invest in American Depositary Receipts ("ADRs") and may enter into forward foreign currency exchange contracts ("forward contracts") for the purchase or sale of foreign currency for hedging purposes. The series may invest in restricted securities, subject to the limitation on investing more than 10% of its net assets in securities that are not readily marketable.

  The Capital Appreciation Series is focused on growth companies and may be subject to fluctuations in the value of its shares during periods of stock market volatility. The series involves the assumption of a higher degree of risk as compared to a conservative equity fund. While it is not the series' policy generally to invest or trade for short-term profits, portfolio securities may be disposed of without regard to the length of time held whenever the Adviser is of the opinion that a security no longer has an appropriate appreciation potential or has reached its anticipated level of performance, or when another security appears to offer relatively greater appreciation potential or a relatively greater anticipated level of performance. The rate of portfolio turnover is not a limiting factor when changes are appropriate. Higher levels of portfolio activity result in higher brokerage commissions.

  See Appendix A for a discussion of restricted securities, foreign securities and emerging market securities and the risks involved in these investments. Options, futures contracts, options on futures contracts and forward contracts and their attendant risks are discussed in Appendix B. Please refer to the SAI Appendix for further discussion of these techniques.

(2) CONSERVATIVE GROWTH SERIES

  The Conservative Growth Series will seek long-term growth of capital and future income, while providing more current dividend income than is normally obtainable from a portfolio of only growth stocks. The Conservative Growth Series seeks to achieve this objective by investing a substantial proportion of its assets in the common stocks or securities convertible into common stocks of companies believed to possess better than average prospects for long-term growth. A smaller proportion of the assets may be invested in bonds, short-term obligations, preferred stocks or common stocks whose principle characteristic is income production rather than growth. Such securities may also offer opportunities for growth of capital as well as income. In the case of both growth stocks and income issues, emphasis is placed on the selection of progressive, well-managed companies. Most of the non-convertible long-term debt investments of the Conservative Growth Series, if any, will consist of "investment grade" securities (rated Baa or better by Moody's or BBB or better by S&P or Fitch). (See Appendix C.) The Conservative Growth Series may enter into repurchase agreements for U.S. Government Securities, may seek to increase its income by lending its portfolio securities, to the extent consistent with present regulatory policies, and may invest up to 35% (and generally expects to invest between 0% and 15%) of its total assets in foreign securities, which may include emerging market securities. From time to time, the Adviser will exercise its judgment with respect to the proportions invested in growth stocks, income-producing securities or cash and cash equivalents depending on its view of their relative attractiveness. The series may invest in restricted securities, subject to the limitation on investing more than 10% of its net assets in securities that are not readily marketable.

  Since shares of the Conservative Growth Series represent an investment in securities with fluctuating market prices, shareholders should understand that the value of their shares will vary as the aggregate value of the portfolio securities of the Conservative Growth Series increases or decreases. Moreover, any dividend the Conservative Growth Series pays will increase or decrease in relation to the income received from its investments. The Conservative Growth Series does not intend to trade in securities for short-term profits. However, the Conservative Growth Series will trade whenever it believes that changes are appropriate.

  See Appendix A for a discussion of restricted securities, repurchase agreements, foreign securities and emerging market securities, and the risks involved in these investments. Securities lending transactions and the attendant risks are discussed in Appendix B.

(3) EMERGING GROWTH SERIES

  The Emerging Growth Series seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the series' investment objective of long-term growth of capital.

  The series' policy is to invest primarily (i.e., at least 80% of its assets under normal circumstances) in common stocks of companies that MFS believes are early in their life cycle but which have the potential to become major enterprises ("emerging growth companies"). These companies generally would be expected to show earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation, and would have the products, technologies, management and market and other opportunities which are usually necessary to become more widely recognized as growth companies. Emerging growth companies can be of any size, and may include larger and more established companies whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. Investments in emerging growth companies may include, to a limited extent, restricted securities of companies which are believed to have significant growth potential. These securities may be considered speculative and may not be readily marketable.

  While the Emerging Growth Series will invest primarily in common stocks, the series may, to a limited extent, seek appreciation in other types of securities such as fixed income securities, convertible securities and warrants when relative values make such purchases appear attractive either as individual issues or as types of securities in certain economic environments. The series may invest in fixed income securities rate BBB by S&P or Fitch or Baa by Moody's and may invest up to 25% of its net assets in lower rated fixed income securities or comparable unrated securities (commonly known as "junk bonds"). (See Appendix C; see also "Additional Risk Factors Regarding Lower Rated Securities" under "High Yield Series" below.)

  The series may invest up to 25% and generally expects to invest between 0% and 10% of its total assets in foreign securities, and may invest in ADRs. The series may also invest in corporate asset-backed securities, loan participations, repurchase agreements and restricted securities.

  The Emerging Growth Series may hold part or all of its assets in cash or short-term obligations for temporary defensive purposes, as a reserve for future purchases, or to meet liquidity needs. During periods of unusual market conditions when the Adviser believes that investing for defensive purposes is appropriate, or in order to meet anticipated redemption requests, a large portion or all of the assets of the series may be invested in cash or cash equivalents including, but not limited to, obligations of banks (including certificates of deposit, bankers' acceptances and repurchase agreements) with assets of $1 billion or more, commercial paper, short-term notes, obligations issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities and related repurchase agreements. For these purposes, U.S. Government securities also include interests in trusts or other entities representing interests in obligations that are issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities.

  In order to achieve its investment objective, the Emerging Growth Series may employ the investment techniques described below: (1) lending portfolio securities; (2) purchasing securities on a

"when-issued" or on a "forward delivery" basis; (3) writing (selling) covered put and call options on securities for the purpose of increasing its return and/or to protect the value of its portfolio, and purchasing put and call options on securities in anticipation of declines in the value of portfolio securities or increases in the value of securities to be acquired (the series may also write combinations of put and call options on the security, know as "straddles," which transactions can generate additional income, but also present increased risks); (4) writing covered call and put options and purchasing call and put options on domestic and foreign stock indexes for the purpose of increasing its current income and/or for hedging purposes and to attempt to reduce the risk of missing a market or industry segment advance;
(5) entering into contracts for the purchase or sale for future delivery of fixed income securities or foreign currencies or contracts based on indexes of securities or currencies (including any index of U.S. or foreign securities) as such instruments become available for trading ("futures contracts"), for hedging purposes (to protect the series' current or intended investments from the effects of changes in interest or exchange rates or declines in a securities market) as well as for nonhedging purposes, to the extent permitted by law (which involves greater risks and could result in losses which are not offset by gains and other portfolio assets); (6) entering into forward foreign currency exchange contracts ("forward contracts") for hedging purposes as well as nonhedging purposes; and (7) purchasing and selling options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the dollar cost of securities to be acquired.

  The portfolio of the series is aggressively managed and, therefore, the value of its shares is subject to greater fluctuation and investments in its shares involve the assumption of a higher degree of risk than would be the case with an investment in a conservative equity fund or a growth fund investing entirely in proven growth equities.

  While it is not generally the series' policy to invest or trade for short-term profits, the series may dispose of a portfolio security whenever the Adviser is of the opinion that such security no longer has an appropriate appreciation potential or when another security appears to offer relatively greater appreciation potential.

  See Appendix A for a discussion of foreign securities, U.S. Government securities, corporate asset-backed securities, loan participations, repurchase agreements and restricted securities and the risks involved in these investments. The investment techniques set forth above and their attendant risks are discussed in Appendix B. Please refer to the SAI Appendix for further discussion of some of these instruments and techniques.

  PROSPECTIVE PURCHASERS SHOULD REVIEW THIS SECTION CAREFULLY AND CONSIDER THE INVESTMENT RISKS INVOLVED BEFORE ALLOCATING PURCHASE PAYMENTS UNDER THE CONTRACTS TO THE EMERGING GROWTH SERIES.

  ADDITIONAL RISK FACTORS RELATING TO EMERGING GROWTH COMPANIES

  The nature of investing in emerging growth companies involves greater risk than is customarily associated with investments in more established companies. Emerging growth companies often have limited product lines, markets or financial resources, and they may be dependent on one-person management. In addition, there may be less research available on many promising small and medium sized emerging growth companies, making it more difficult to find and analyze these companies. The securities of emerging growth companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general. Similarly, many of the securities offering the capital appreciation sought in making these investments will involve a higher degree of risk than would established growth stocks. Shares of the series, therefore, are subject to greater fluctuation in value than shares of a conservative equity fund or of a growth fund which invests entirely in proven growth stocks.

(4) GOVERNMENT SECURITIES SERIES

  The Government Securities Series will seek current income and preservation of capital by investing in debt obligations that are issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities ("U.S. Government Securities") and obligations that are fully collateralized or otherwise fully backed by U.S. Government securities ("U.S. Government-related Securities"), including collateralized mortgage obligations ("CMOs") and government backed trust certificates ("GBTs"). The series may invest a significant portion of its assets in Government National Mortgage Association ("GNMA") certificates and other mortgage pass-through securities. The series may also engage in transactions involving options, futures contracts and options on futures contracts as a hedge against anticipated future changes in interest rates that otherwise might adversely affect the value of its portfolio of securities and may enter into mortgage "dollar roll" transactions. The Government Securities Series may also hold part or all of its assets in cash or in short-term U.S. Government debt securities and related repurchase agreements for temporary defensive purposes or as a buying reserve.

  GBTs and certain CMOs and other U.S. Government-related Securities are issued by private entities, are not U.S. Government Securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral held by the private issuer. Certain of these securities may have variable or floating interest rates and others may be stripped (securities which provide only the principal or interest feature of the underlying security). The series intends to invest in privately issued CMOs only if they are rated at the time of purchase in the two highest ratings by nationally recognized rating agencies (see Appendix C).

  Some U.S. Government Securities and U.S. Government-related Securities do not generally involve the credit risks associated with other types of interest bearing securities, although, as a result, yields available from these securities are generally lower than the yields available from corporate interest bearing securities. Like other interest bearing securities, however, the values of U.S. Government Securities and U.S. Government-related Securities change as interest rates fluctuate. Therefore, when interest rates decline the market value of a portfolio invested at higher yields can be expected to rise. Conversely, when interest rates rise the market value of a portfolio invested at lower yields can be expected to decline. Therefore, the Government Securities Series will engage in portfolio trading to take advantage of market developments and yield disparities, e.g., shortening the average maturity of the portfolio in anticipation of a rise in interest rates so as to minimize depreciation of principal or lengthening the average maturity of the portfolio in anticipation of a decline in interest rates so as to maximize the appreciation of principal.

  See Appendix A for a discussion of U.S. Government Securities, CMOs, GBTs, mortgage pass- through securities, repurchase agreements, and other instruments set forth above, and the risks involved in these investments. Options, futures contracts, options on futures contracts, and mortgage "dollar roll" transactions and their attendant risks are discussed in Appendix B. Please refer to the SAI Appendix for further discussion of these techniques.

(5) HIGH YIELD SERIES

  The High Yield Series will seek high current income and capital appreciation by investing primarily in certain low-rated or unrated fixed-income securities (possibly with equity features) of U.S. and foreign issuers. These securities may be denominated in U.S. dollars or foreign currencies. Securities offering the high current income sought by the High Yield Series are ordinarily in the lower rated categories of recognized rating agencies (that is, rated BBB or lower by S&P or Fitch or Baa or lower by Moody's) or are unrated and may involve greater volatility of price and risk of principal and income than securities in the higher rated categories (see Appendix C). In particular, securities rated BBB by S&P or Fitch or Baa by Moody's (and comparable unrated securities) are considered to have speculative characteristics while securities rated lower than BBB by S&P or Fitch or Baa by Moody's (and comparable unrated securities) (commonly known as "junk bonds") are considered speculative. (See "Additional Risk Factors Regarding Lower Rated Securities" below and Appendix C for a further description of the risks associated with investing in these securities; see Appendix E for a chart indicating the composition of the High Yield Series' portfolio for the fiscal year ended December 31, 1996, with the debt securities separated into rating categories and comparable unrated securities.)

  Fixed-income securities include preferred and preference stocks and all types of debt obligations of both domestic and foreign corporate and government issuers, such as bonds, debentures, notes, repurchase agreements, equipment lease contracts, loan participations, corporate asset-backed securities, commercial paper, and obligations issued or guaranteed by the U.S. Government, any foreign government or any of their respective political subdivisions, agencies or instrumentalities (including obligations secured by such instruments). The High Yield Series may also enter into mortgage "dollar roll" transactions.

  Corporate debt securities may bear fixed, fixed and contingent, or variable rates of interest and may involve equity features, such as: conversion or exchange rights or warrants for the acquisition of stock of the same or a different issuer; participations based on revenues, sales or profits; or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit). Under normal market conditions, no more than 25% of the value of the High Yield Series' total assets will be invested in equity securities, including common stock, warrants and stock subscription rights, but excluding convertible debt securities.

  The fixed-income securities in which the High Yield Series may invest also include zero coupon bonds, deferred interest bonds, bonds on which the interest is payable in kind ("PIK Bonds") and, to the extent permitted by its investment restrictions (see "Investment Restrictions" in the SAI) collateralized mortgage obligations, multi-class pass-through securities, stripped mortgage-backed securities, and interests in trusts or other entities representing interests in fixed-income securities or holding fixed income securities in amounts sufficient to cover all payments due from such entities. The High Yield Series may purchase securities on a "when-issued" basis. The series may also invest up to 50% (and generally expects to invest between 0% and 25%) of its total assets in foreign securities, which may include emerging market securities and Brady Bonds, and may invest in ADRs. The series may invest in restricted securities, subject to the limitation on investing more than 10% of its net assets in securities that are not readily marketable.

  In seeking to achieve its objectives and lessen risks, the High Yield Series will engage in portfolio trading to take advantage of market developments and yield disparities and will utilize credit analysis of the issues in which it invests and evaluation of changes and trends in the world economies and international financial markets. The High Yield Series is aggressively managed and, thus, is subject to greater fluctuations in the value of its shares and involves the assumption of a higher degree of risk as compared to a conservative income fund.

  See Appendix A for a discussion of foreign securities, emerging market securities, Brady Bonds, loan participations, restricted securities and other instruments set forth above, and the risks involved in these investments. "When-issued" securities transactions and mortgage "dollar roll" transactions and their attendant risks are discussed in Appendix B. Please refer to the SAI Appendix for a further discussion of some of these instruments and techniques.

  PROSPECTIVE PURCHASERS SHOULD REVIEW THIS SECTION CAREFULLY AND CONSIDER THE INVESTMENT RISKS INVOLVED BEFORE ALLOCATING PURCHASE PAYMENTS UNDER THE CONTRACTS TO THE HIGH YIELD SERIES.

  ADDITIONAL RISK FACTORS REGARDING LOWER RATED SECURITIES--Investments in lower rated fixed income securities, while generally providing greater income and opportunity for gain than investments in higher rated securities, usually entail greater risk of principal and income (including the possibility of default or bankruptcy of the issuers of such securities), and may involve greater volatility of price (especially during periods of economic uncertainty or change) than investments in higher rated securities. In addition, since yields may vary over time, no specific level of income or yield differential can ever be assured.

  Securities rated lower than Baa by Moody's or BBB by S&P or Fitch (or comparable unrated securities) (commonly known as "junk bonds") are considered speculative. These high yielding fixed income securities generally tend to reflect economic changes and short-term corporate and industry developments to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates (although these lower rated securities are also affected by changes in interest rates, as described below). These fixed income securities will also be affected by the market's perception of their credit quality (especially during times of adverse publicity) and the outlook for economic growth. In the past, economic downturns or a rise in interest rates have under certain circumstances caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers. During certain periods, the higher yields on the Series' lower rated high yielding fixed income securities are paid primarily because of the increased risk of loss of principal and income, arising from such factors as the heightened possibility of default or bankruptcy of the issuers of such securities. Due to the fixed income payments of these securities, the Series may continue to earn the same level of interest income while its net asset value declines due to portfolio losses, which could result in an increase in the Series' yield despite the actual loss of principal. The prices for these securities may be affected by legislative and regulatory developments. Change in the value of securities subsequent to their acquisition will not affect cash income or yield to maturity to a series but will be reflected in the net asset value of shares of the series. The market for these lower rated fixed income securities may be less liquid than the market for investment grade fixed income securities. Furthermore, the liquidity of these lower rated securities may be affected by the market's perception of their credit quality. Therefore, credit judgment may at times play a greater role in valuing these securities than in the case of investment grade fixed income securities, and it also may be more difficult during certain adverse market conditions to sell these lower rated securities at their fair value to meet redemption requests or to respond to changes in the market.

  Securities rated Baa by Moody's or BBB by S&P or Fitch (and comparable unrated securities), while normally exhibiting adequate protection parameters, have speculative characteristics and changes in economic conditions and other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade fixed income securities.

  While the Adviser may refer to ratings issued by established credit rating agencies, it is not the policy of the series to rely exclusively on ratings issued by these credit rating agencies, but rather to supplement such ratings with the Adviser's own independent and ongoing review of credit quality. The High Yield Series' achievement of its investment objectives may be more dependent on the Adviser's own credit analysis than it would be in the case of a fund or series investing primarily in higher quality bonds.

  The net asset value of shares of the series changes as the general levels of interest rates fluctuate; when interest rates decline, the value of a portfolio invested at higher yields can be expected to rise, and conversely when interest rates rise, the value of a portfolio invested at lower yields can be expected to decline.

(6) MANAGED SECTORS SERIES

  The Managed Sectors Series will seek capital appreciation by varying the weighting of its portfolio among thirteen industry sectors. Dividend income, if any, is incidental to the Managed Sectors Series' objective of capital appreciation.

  The thirteen sectors from among which the Managed Sectors Series chooses its investments are: autos and housing; basic materials and consumer staples; defense and aerospace; energy; financial services; health care; industrial goods and services; leisure; retailing; technology; transportation; utilities; and foreign. (See Appendix D for a description of the scope of and potential risks associated with each of these industry sectors.) Certain sectors may overlap; for example, the defense and aerospace sector and the technology sector both include companies involved in the development of computer-related products. Therefore, securities of certain companies or industries may simultaneously be held in more than one industry sector.

  In response to changes or anticipated changes in the general economy or within one or more particular industry sectors, the Managed Sectors Series may increase, decrease or eliminate entirely a particular sector's representation in its portfolio; similarly, it may acquire securities of a sector not then represented in its portfolio. A sector or stock of a particular company will be added to or eliminated from the portfolio based upon such factors as such sector's or company's economic cycle and sensitivity to interest rates. For example, as interest rates rise and the performance of interest-sensitive stocks declines, the Managed Sectors Series expects to remove such stocks from its portfolio. Any one sector may comprise up to 50% of the portfolio, as may cash held as a temporary defensive measure or to meet anticipated redemption requests. The Managed Sectors Series is "non-diversified" so that more than 5% of the series' assets may be invested in the securities of each of one or more issuers. As a result of such non-diversified status, the Managed Sectors Series may be more susceptible to adverse changes in the value of securities of a particular company than would be a diversified series. Similarly, due to the series' ability to concentrate in as few as two industry sectors, the Managed Sectors Series' assets may be more susceptible to any single economic, political or regulatory occurrence than would be those of an investment company without a policy of concentration in particular industry sectors.

  While the Managed Sectors Series' policy is to invest primarily in common stocks, it may seek appreciation in other types of securities, such as non-convertible and convertible bonds, convertible preferred stocks, and in warrants to purchase common stock, when relative values make such investments appear attractive either as individual issues or as types of securities in certain economic environments. The non-convertible bonds invested in by the Managed Sectors Series will include (i) obligations issued or guaranteed by the U.S. Treasury or U.S. Government agencies or instrumentalities, and (ii) obligations of the U.S. Treasury that have been issued without interest coupons or stripped of their unmatured interest coupons, interest coupons that have been stripped from such debt obligations, and receipts and certificates for such stripped debt obligations and stripped coupons. The Managed Sectors Series may invest up to 20% of its total assets in foreign securities, which may include emerging market securities, may invest in ADRs and may enter into forward foreign currency exchange contracts ("forward contracts") for the purchase or sale of foreign currency for hedging purposes. The Managed Sectors Series may write covered put and call options and purchase put and call options on securities and stock indexes in an effort to increase current income and for hedging purposes. The Managed Sectors Series may also purchase and sell stock index futures contracts and may write and purchase options thereon for hedging purposes. The Managed Sectors Series may invest in restricted securities, subject to the limitation on investing more than 10% of its net assets in securities that are not readily marketable.

  The Managed Sectors Series' portfolio is aggressively managed and the series assumes above average risk of loss. Portfolio changes are made without regard to the length of time a security has been held, or whether a sale would result in a profit or loss. Therefore, the rate of portfolio turnover is not a limiting factor when changes are believed by its investment adviser to be appropriate.

  See Appendix A for a discussion of foreign securities, emerging market securities and other instruments set forth above and the risks involved in these investments. Options, futures contracts, options on futures contracts and forward contracts and their attendant risks are discussed in Appendix B. Please refer to the SAI Appendix for further discussion of these techniques.

  PROSPECTIVE PURCHASERS SHOULD REVIEW THIS SECTION CAREFULLY AND CONSIDER THE INVESTMENT RISKS INVOLVED BEFORE ALLOCATING PURCHASE PAYMENTS UNDER THE CONTRACTS TO THE MANAGED SECTORS SERIES.

(7), (8) AND (9) MFS/FOREIGN & COLONIAL SERIES

  The following three series, collectively referred to as the "MFS/Foreign & Colonial Series," have separate investment objectives, but employ many of the same investment policies, instruments and techniques. Those investment policies, instruments and techniques that are common to all three of the MFS/Foreign & Colonial Series are set forth below, following the separate statements of investment objectives and policies for each series.

(7) MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH SERIES ("INTERNATIONAL GROWTH SERIES")

  The International Growth Series' investment objective is to seek capital appreciation. The series seeks to achieve its objective by investing, under normal market conditions, at least 65% of its total assets in equity securities of companies whose principal activities are outside the U.S. growing at rates expected to be well above the growth rate of the overall U.S. economy. The foreign growth securities in which the series may invest include securities of more established companies which represent opportunities for long-term growth. See "Investment Instruments and Techniques--Foreign Growth Securities" below. The selection of securities is made solely on the basis of potential for capital appreciation. Dividend and interest income from portfolio securities, if any, is incidental to the series' investment objective of capital appreciation.

  The series may invest up to 25% of its net assets in securities of issuers whose principal activities are located in emerging market countries. See "Investment Instruments and Techniques--Emerging Market Securities" below.

  While the series intends to invest primarily in equity securities, the series may also invest up to 35% of its net assets (and generally expects to invest not more than 20% of its net assets) in fixed income securities of government, government-related, supranational and corporate issuers whose principal activities are outside the U.S., including up to 10% of its net assets in fixed income securities rated Ba or lower by Moody's or BB or lower by S&P or Fitch and comparable unrated securities. See "Additional Risk Factors--Lower Rated Fixed Income Securities" below. The Adviser and Sub-Advisers consider a variety of factors in selecting fixed income securities to achieve capital appreciation, including the creditworthiness of issuers, interest rates and currency exchange rates.

(8) MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH AND INCOME SERIES
("INTERNATIONAL GROWTH AND INCOME SERIES")

  The International Growth and Income Series' investment objective is to seek capital appreciation and current income. The series seeks to achieve its objective by investing primarily in equity and fixed income securities of issuers whose principal activities are outside the U.S.

  The series will invest, under normal market conditions, at least 65% of its total assets (and generally expects to invest a substantial portion of its total assets) in a combination of the following:

    (a) equity securities of foreign "blue chip" companies and foreign growth companies. See "Investment Instruments and Techniques--Foreign Growth Securities" below. The series considers a security to be "blue chip" if the total equity market capitalization of the issuer is at least U.S. $1 billion; and

    (b) fixed income securities of government, government-related, supranational and corporate issuers whose principal activities are outside the U.S. The series may invest up to 50% (and generally expects to invest from 20% to 30%) of its net assets in fixed income securities, including up to 25% of its net assets in fixed income securities rated Ba or lower by Moody's or BB or lower by S&P or Fitch and comparable unrated securities. See "Additional Risk Factors--Lower Rated Fixed Income Securities" below.

  The series may invest up to 10% of its net assets in securities of issuers whose principal activities are located in emerging market countries. See "Investment Instruments and Techniques--Emerging Market Securities" below.

(9) MFS/FOREIGN & COLONIAL EMERGING MARKETS EQUITY SERIES ("EMERGING MARKETS EQUITY SERIES")

  The Emerging Markets Equity Series' investment objective is to seek capital appreciation. The series seeks to achieve its objective by investing, under normal market conditions, at least 65% of its total assets in equity securities of issuers whose principal activities are located in emerging market countries. The Adviser and the Sub-Advisers expect to take a global approach to portfolio management by weighting the series' investments towards countries in Latin America, Asia, Africa, the Middle East and the developing countries of Europe, primarily in Eastern Europe. See "Investment Instruments and Techniques--Emerging Market Securities" below. The selection of securities is made solely on the basis of potential for capital appreciation. Dividend and interest income from portfolio securities, if any, is incidental to the series' investment objective of capital appreciation.

  While the series intends to invest primarily in equity securities, the series may also invest not more than 35% of its net assets in fixed income securities of government, government-related, supranational and corporate issuers whose principal activities are outside the U.S., rated Ba or lower by Moody's or BB or lower by S&P or Fitch and comparable unrated securities. See "Additional Risk Factors--Lower Rated Fixed Income Securities" below. The Adviser and the Sub-Advisers consider a variety of factors in selecting fixed income securities to achieve capital appreciation, including the creditworthiness of issuers, interest rates and currency exchange rates.

POLICIES APPLICABLE TO THE MFS/FOREIGN & COLONIAL SERIES

  The MFS/Foreign & Colonial Series do not intend to emphasize any particular country or region in making their investments, but under normal market conditions, each series will be invested in at least three countries (outside the U.S.) and will not invest more than 50% of its net assets in issuers whose principal activities are located in a single country. See "Additional Risk Factors--Investments in One or a Limited Number of Countries" below. Currently none of the series expect to invest more than 25% of its net assets in issuers whose principal activities are located in a single country, except that the International Growth Series and the International Growth and Income Series generally expect to invest between 15% to 45% of their assets in issuers whose principal activities are in Japan. Each series will seek to reduce risk by investing its assets in a number of markets and issuers, performing credit analyses of potential investments and monitoring current developments and trends in both the international economy and financial markets.

  Each series may invest in all types of equity securities, including the following: common stocks, preferred stocks and preference stocks; securities such as bonds, warrants or rights that are convertible into stocks; and depositary receipts for those securities. These securities may be listed on securities exchanges, traded in various over-the-counter markets or have no organized market.

  For temporary defensive reasons, such as during times of international political or economic uncertainty or turmoil, most or all of each series' investments may be in cash (U.S. dollars, foreign currencies or multinational currency units) and/or securities that are denominated in U.S. dollars or whose issuers are domiciled in the U.S. Each series is not restricted as to the portions of its assets which may be invested in securities denominated in a particular currency and up to 100% of each series' net assets may be invested in securities denominated in foreign currencies and multinational currency units.

  The Adviser and the Sub-Advisers determine where an issuer's principal activities are located by considering such factors as its country of organization, the principal trading market for its securities and the source of its revenues and assets. The issuer's principal activities are generally deemed to be located in a particular country if: (a) the security is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; (b) the issuer is organized under the laws of, and maintains a principal office in, that country; (c) the issuer has its principal securities trading market in that country; (d) the issuer derives 50% or more of its total revenues from goods sold or services performed in that country; or (e) the issuer has 50% or more of its assets in that country.

INVESTMENT INSTRUMENTS AND TECHNIQUES

  In order to achieve its investment objective, each of the MFS/Foreign & Colonial Series may employ the investment instruments and techniques described below.

  FOREIGN GROWTH SECURITIES: Each series may invest in securities of foreign growth companies, including established foreign companies, whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment or which otherwise represent opportunities for long-term growth. See "Additional Risk Factors" below. It is anticipated that these companies will primarily be in nations with more developed securities markets, such as Japan, Australia, Canada, New Zealand and most Western European countries, including Great Britain.

  EMERGING MARKET SECURITIES: Each series may invest in securities of issuers whose principal activities are located in emerging market countries. Emerging market countries include any country determined by the Adviser or Sub-Advisers to have an emerging market economy, taking into account a number of factors, including whether the country has a low- to middle-income economy according to the International Bank for Reconstruction and Development, the country's foreign currency debt rating, its political and economic stability and the development of its financial and capital markets. See Appendix A --"Emerging Market Securities" for a description of emerging market securities, and the risks involved in these investments. See also "Additional Risk Factors-- Emerging Markets" below.

  FIXED INCOME SECURITIES: Fixed income securities in which each series may invest include all types of long- or short-term debt obligations, such as bonds, notes, bills, debentures, loans, loan assignments and commercial paper. Each series may invest in emerging market fixed income securities, which, in addition to the securities identified above, may take the form of interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by emerging market country issuers. Fixed income securities in which each series may invest include securities in the lower rating categories of recognized rating agencies and comparable unrated securities. See "Additional Risk Factors--Lower Rated Fixed Income Securities" below. The International Growth Series will not invest more than 10% of its net assets, the International Growth and Income Series will not invest more than 25% of its net assets and the Emerging Markets

Equity Series will not invest 35% or more of its net assets in fixed income securities rated Ba or lower by Moody's or BB or lower by S&P or Fitch and comparable unrated securities. However, because most foreign fixed income securities are not rated, a series will invest in foreign fixed income securities primarily based on the Adviser's or the Sub-Advisers' credit analysis without relying on published ratings.

  INVESTMENT IN OTHER INVESTMENT COMPANIES: Each series may invest in other investment companies to the extent permitted by the Investment Company Act of 1940 (the "1940 Act") and any applicable state securities laws (i) as a means by which the series may invest in securities of certain countries which do not otherwise permit investment, (ii) as a means to purchase thinly traded securities of emerging market companies, or (iii) when the Adviser or the Sub-Advisers believe such investments may be more advantageous to the series than a direct market purchase of securities. If a series invests in such investment companies, the series' shareholders will bear not only their proportionate share of the expenses of the series (including operating expenses and the fees of the Adviser) but also will indirectly bear similar expenses of the underlying investment companies.

  PRIVATIZATIONS: The governments in some countries, including emerging market countries, have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). Each series may invest in privatizations. In certain countries, the ability of foreign entities to participate in privatizations may be limited by local law and the terms on which the foreign entities may be permitted to participate may be less advantageous than those afforded local investors.

  DEPOSITORY RECEIPTS: Each series may invest in ADRs, Global Depository Receipts ("GDRs") and other types of depository receipts. ADRs are certificates issued by a U.S. depository (usually a bank) and represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. See Appendix A--"American Depositary Receipts." GDRs and other types of depository receipts are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or a U.S. company. Generally, ADRs are in registered form and are designed for use in U.S. securities markets and GDRs are in bearer form and are designed for use in foreign securities markets. For the purposes of these series' policy of investing a certain percentage of their assets in foreign securities, the investments of a series in ADRs, GDRs and other types of depository receipts are deemed to be investments in the underlying securities.

  BRADY BONDS: Each series may invest in Brady Bonds. Brady Bonds and their attendant risks are described in "Appendix A--Brady Bonds."

  STRUCTURED SECURITIES: Each series may invest a portion of its assets in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with, or purchase by, an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of the type in which each series anticipates it will invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Each series is permitted to invest in a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities typically have higher yields and present greater risks than unsubordinated Structured Securities. Structured Securities are typically sold in private placement transactions, and there currently is no active trading market for Structured Securities.

  REPURCHASE AGREEMENTS: Each series may enter into repurchase agreements with both domestic and foreign securities dealers or institutions in order to earn additional income on available cash or as a temporary defensive measure. Repurchase agreements and their attendant risks are described in "Appendix A-- Repurchase Agreements." In addition, foreign repurchase agreements may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They may also involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.

  OTHER INSTRUMENTS: Each series may also invest in zero coupon bonds, deferred interest bonds and PIK bonds, indexed securities, restricted securities (subject to the limitation on investing more than 15% of a series' net assets in securities that are not readily marketable) and loans and other direct indebtedness (including loans to corporate, government or other borrowers). See Appendix A for a discussion of these instruments and their attendant risks.

  INVESTMENT TECHNIQUES: In order to achieve their investment objectives, each of the MFS/Foreign & Colonial Series may employ the following investment techniques: (1) lending portfolio securities to entities deemed creditworthy by the Adviser or the Sub-Advisers, usually to member banks of the Federal Reserve System and member firms (and subsidiaries thereof) of the New York Stock Exchange; (2) purchasing securities on a "when issued" or a "forward delivery" basis; (3) writing (selling) covered put and call options on securities for the purpose of increasing its return and/or to protect the value of its portfolio, and purchasing put or call options on securities in anticipation of declines in the value of portfolio securities or increases in the value of securities to be acquired (the series may also write combinations of put and call options on the same security, known as "straddles," which transactions can generate additional income, but also present increased risks); (4) entering into "yield curve" options for hedging and non-hedging purposes; (5) writing covered call and put options and purchasing call and put options on domestic and foreign stock indexes for the purpose of increasing its current income and/or for hedging purposes and to attempt to reduce the risk of missing a market or industry segment advance; (6) entering into contracts for the purchase or sale for future delivery of contracts based on indexes of securities as such instruments become available for trading or fixed income securities or foreign currencies ("futures contracts") for hedging purposes (to protect the series' current or intended investments from the effects of changes in interest or exchange rates or declines in a securities market, or for non-hedging proposes, to the extent permitted by law (which involves greater risks and could result in losses which are not offset by gains on other portfolio assets); (7) purchasing and writing options on futures contracts for the purpose of protecting against declines in the value of portfolio securities or against increases in the cost of securities to be acquired and also for non-hedging purposes, to the extent permitted by law;
(8) purchasing and writing options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired; (9) entering into forward foreign currency exchange contracts ("forward contracts") for hedging purposes as well as for the non-hedging purpose of increasing the series' current income; and (10) entering into interest rate swaps, currency swaps, and other types of available swap agreements which will tend to shift the series' investment exposure from one type of investment to another. See Appendix B and the SAI Appendix for a discussion of these investment techniques and their attendant risks.

PORTFOLIO TRADING

  While it is not generally each series' policy to invest or trade for short-term profits, each series may dispose of a portfolio security whenever the Adviser or the Sub-Adviser is of the opinion that such security no longer has an appropriate appreciation potential or when another security appears to offer relatively greater appreciation potential. Portfolio changes are made without regard to the length of time a security has been held, or whether a sale would result in a profit or loss. Therefore, the rate of portfolio turnover is not a limiting factor when a change in the portfolio is otherwise appropriate.

  PROSPECTIVE PURCHASERS SHOULD REVIEW THIS SECTION CAREFULLY AND CONSIDER THE INVESTMENT RISKS INVOLVED BEFORE ALLOCATING PURCHASE PAYMENTS UNDER THE CONTRACTS TO THE MFS/FOREIGN & COLONIAL SERIES.

ADDITIONAL RISK FACTORS

  FOREIGN SECURITIES: Each series may invest up to 100% of its assets in foreign securities, including foreign securities that are not traded on a U.S. exchange. Transactions involving foreign equity or debt securities or foreign currencies, and transactions entered into in foreign countries, involve considerations and risks not typically associated with investing in U.S. markets. See "Appendix A--Foreign Securities".

  EMERGING MARKETS: The risks of investing in foreign securities may be intensified in the case of investments in emerging markets. Investment in emerging market countries could decrease the series' liquidity, as a result of settlement problems and other factors. Certain markets may require payment for securities before delivery, and in such markets the series bear the risk that the securities will not be delivered and that the series' payments will not be returned. See "Appendix A--Emerging Market Securities."

  ALLOCATION AMONG EMERGING MARKETS: Each series may allocate all or a portion of its investment in emerging market securities among the emerging markets of Latin America, Asia, Africa, the Middle East and the developing countries of Europe, primarily in Eastern Europe. Each series will allocate its investments among these emerging markets in accordance with the Adviser's and the Sub-Advisers' determination as to the allocation most appropriate with respect to the series' investment objective and policies. Each series may invest its assets allocated for investment in emerging markets without limitation in any particular region, and, in accordance with the Adviser's and the Sub-Advisers' investment discretion, at times may invest all of its assets allocated for investment in emerging markets in securities of emerging market issuers located in a single region (e.g., Latin America). To the extent that a series' investments are concentrated in one or a few emerging market regions, the series' investment performance correspondingly will be more dependent upon the economic, political and social conditions and changes in those regions. The ability of a series to allocate its investments among emerging market regions without restriction may have the effect of increasing the volatility of the series, as compared to a series which limits such allocations.

  INVESTMENTS IN ONE OR A LIMITED NUMBER OF COUNTRIES: Each series will seek to reduce risk by investing its assets in a number of markets and issuers. However, each series may invest up to 50% of its net assets in issuers located in a single country. To the extent that a series invests a significant portion of its assets in a single or limited number of countries, the series' investment performance correspondingly will be more dependent upon the economic, political and social conditions and changes in that country or countries, and the risks associated with investments in such country or countries will be particularly significant. The ability of a series to focus its investments in one or a limited number of countries may have the effect of increasing the volatility of that series.

  EMERGING GROWTH COMPANIES: Each series may invest in securities of emerging growth companies, including established companies. Investing in emerging growth companies involves greater risk than is customarily associated with investing in more established companies. Emerging growth companies often have limited product lines, markets or financial resources, and they may be dependent on one-person management. The securities of emerging growth companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Similarly, many of the securities offering the capital appreciation sought by the series will involve a higher degree of risk than would established growth stocks.

  FOREIGN CURRENCIES: Because each series may invest up to 100% of its assets in securities denominated in currencies other than the U.S. dollar, and because each series may hold foreign currencies, the value of a series' investments, and the value of dividends and interest earned by a series, may be significantly affected by changes in currency exchange rates. Some foreign currency values may be volatile, and there is the possibility of governmental controls on currency exchange or governmental intervention in currency markets, which could adversely affect the series. Although the Adviser and Sub-Advisers may attempt to manage currency exchange rate risks, there is no assurance that the Adviser and Sub-Advisers will do so at an appropriate time or that the Adviser and Sub-Advisers will be able to predict exchange rates accurately. For example, if the Adviser and Sub-Advisers hedge a series' exposure to a foreign currency, and that currency's value rises, the series will lose the opportunity to participate in the currency's appreciation. Each series may hold foreign currency received in connection with investments in foreign securities, and enter into forward contracts, futures contracts and options on foreign currencies when, in the judgment of the Adviser or Sub-Advisers, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rates. While the holding of foreign currencies will permit a series to take advantage of favorable movements in the applicable exchange rate, it also exposes the series to risk of loss if such rates move in a direction adverse to the series' position. Such losses could also adversely affect the series' hedging strategies. See the SAI for further discussion of the holding of foreign currencies as well as the associated risks.

  FIXED INCOME SECURITIES: To the extent a series invests in fixed income securities, the net asset value of the series may change as the general levels of interest rates fluctuate. When interest rates decline, the value of fixed income securities can be expected to rise. Conversely, when interest rates rise, the value of fixed income securities can be expected to decline. Each series is subject to no restrictions on the maturities of the fixed income securities it holds. A series' investments in fixed income securities with longer terms to maturity are subject to greater volatility than the series' shorter-term obligations.

  LOWER RATED FIXED INCOME SECURITIES: Each series may invest in fixed income securities rated Baa by Moody's or BBB by S&P or Fitch (and comparable unrated securities). For a description of these and other rating categories, see Appendix C. These securities, while normally exhibiting adequate protection parameters, have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade fixed income securities. Each series may also invest in fixed income securities rated Ba or lower by Moody's or BB or lower by S&P or Fitch (and comparable unrated securities). No minimum rating standard is required by any series. These securities are considered speculative and, while generally providing greater yield than investments in higher rated securities, will involve greater risk of principal and income. See "Additional Risk Factors Regarding Lower Rated Securities" under "High Yield Series" above.

  TRANSACTIONS IN OPTIONS, FUTURES CONTRACTS AND FORWARD CONTRACTS: See Appendix B-- "Risks of Transactions In Options, Futures Contracts and Forward Contracts" and the SAI Appendix.

(10) MONEY MARKET SERIES

  The Money Market Series will seek maximum current income to the extent consistent with stability of principal by investing exclusively in the following types of U.S. dollar-denominated money market instruments which mature in less than 13 months:

    (a) Obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities;

    (b) Certificates of deposit issued by domestic or foreign branches of any U.S. or Canadian-chartered bank which has total assets in excess of $1 billion ("Eurodollar CD's") and bankers' acceptances issued by domestic branches of any such bank (see Appendix A);

    (c) Commercial paper which at the date of investment is rated A-1 by S&P or P-1 by Moody's (see Appendix C);

    (d) Repurchase agreements for the purchase of obligations which are suitable for investment under paragraph (a) above (see Appendix A).

  Under regulations currently in effect, the average maturity of the investments in the Money Market Series may not exceed 90 days.

(11) RESEARCH GROWTH AND INCOME SERIES

  The Research Growth and Income Series' investment objective is to provide long-term growth of capital, current income and growth of income.

  The portfolio securities of the series are selected by a committee of investment research analysts. This committee includes investment analysts employed not only by the Adviser but also by MFS International (U.K.) Limited, a wholly owned subsidiary of MFS. The series' assets are allocated among industries by the analysts acting together as a group. Individual analysts are then responsible for selecting what they view as the securities best suited to meet the series' investment objective within their assigned industry responsibility.

  Under normal market conditions, the series invests at least 65% of its total assets in equity securities of companies with a market capitalization of at least $2 billion which, in the Adviser's judgment, offer earnings growth potential while paying current dividends. Equity securities include common stocks, preferred stocks and preference stocks, securities such as bonds, warrants or rights that are convertible into stocks; and depository receipts for these securities. Over time, continued growth of earnings tends to lead to higher dividends and enhancement of capital value. The series may also invest up to 35% of its total assets in other equity securities which offer prospects for growth of capital and future income.

  The Research Growth and Income Series may enter into repurchase agreements for U.S. Government Securities, lend portfolio securities, invest in restricted securities, purchase securities on a "when-issued" basis, purchase indexed securities and swaps, and purchase and sell options and futures contracts. The series may invest up to 20% (and generally expects to invest between 5% and 15%) of its net assets in foreign equity securities, which are not traded on a U.S. exchange, which may include emerging market securities, may invest in ADRs, and may enter into forward foreign currency exchange contracts ("forward contracts"). The Research Growth and Income Series may invest in restricted securities, subject to the limitation on investing more than 15% of its net assets in securities that are not readily marketable.

  The Research Growth and Income Series does not intend to trade in securities for short-term profits. However, the Series will trade whenever it believes that changes are appropriate.

  See Appendix A for a discussion of foreign securities, ADRs, emerging market securities, indexed securities, restricted securities and other instruments set forth above and the risks involved in these investments. Securities lending, options, futures and forward contracts, swaps and "when issued" securities and the attendant risks are discussed in Appendix B. Please refer to the SAI Appendix for further discussion of forward contracts.

(12) RESEARCH SERIES

  The Research Series' investment objective is to provide long-term growth of capital and future income.

  The portfolio securities of the series are selected by a committee of investment research analysts. This committee includes investment analysts employed not only by the Adviser but also by MFS International (U.K.) Limited, a wholly owned subsidiary of MFS. The series' assets are allocated among industries by the analysts acting together as a group. Individual analysts are then responsible for selecting what they view as the securities best suited to meet the series' investment objective within their assigned industry responsibility.

  The series' policy is to invest a substantial proportion of its assets in the common stocks or securities convertible into common stocks of companies believed to possess better than average prospects for long-term growth. A smaller proportion of the assets may be invested in bonds, short-term obligations, preferred stocks or common stocks whose principal characteristic is income production rather than growth. Such securities may also offer opportunities for growth of capital as well as income. In the case of both growth stocks and income issues, emphasis is placed on the selection of progressive, well-managed companies. From time to time, the Research Series' management will exercise its judgment with respect to the proportions invested in growth stocks, income-producing securities or cash (including foreign currency) and cash equivalents depending on its view of their relative attractiveness. The Research Series may hold part or all of its assets in cash or short-term obligations for temporary defensive purposes or as a reserve for future purchases.

  The Research Series' debt investments, if any, may consist of "investment grade" securities (rated BBB or better by S&P or Fitch or Baa or better by Moody's), and, with respect to no more than 10% of its net assets, securities rated BB or lower by S&P or Fitch or Ba or lower by Moody's or securities which the Adviser believes to be of similar quality (commonly known as "junk bonds"). (See Appendix C; see also "Additional Risk Factors Regarding Lower Rated Securities" under "High Yield Series" above.) It is not the Research Series' policy to rely exclusively on ratings issued by established credit rating agencies but rather to supplement such ratings with the Adviser's own independent and ongoing review of credit quality. The Research Series' achievement of its investment objective may be more dependent on the Adviser's own credit analysis than in the case of a series or fund investing in primarily higher quality bonds.

  The Research Series may enter into repurchase agreements for U.S. Government Securities, lend portfolio securities, and invest in restricted securities. The series may invest up to 20% of its total assets in foreign securities, which may include emerging market securities and Brady Bonds, may invest in ADRs, and may enter into forward foreign currency exchange contracts ("forward contracts") for hedging purposes. The Research Series may invest in restricted securities, subject to the limitation on investing more than 15% of its net assets in securities that are not readily marketable.

  The Research Series does not intend to trade in securities for short-term profits. However, the Series will trade whenever it believes that changes are appropriate.

  See Appendix A for a discussion of foreign securities, emerging market securities, Brady Bonds, restricted securities and other instruments set forth above and the risks involved in these investments. Securities lending and forward contracts and the attendant risks are discussed in Appendix B. Please refer to the SAI Appendix for further discussion of forward contracts.

(13) TOTAL RETURN SERIES

  The Total Return Series' primary investment objective is to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. While current income is the primary objective, this series also will seek a reasonable opportunity for growth of capital and income, since many securities offering a better than average yield may also possess growth potential. Assets will be allocated and reallocated from time to time between money market, fixed income and equity securities. Under normal market conditions, at least 25% of the series' assets will be invested in fixed income securities and at least 40% and no more than 75% of the series' assets will be invested in equity securities, including preferred stocks.

  The Total Return Series' policy is to invest in a broad portfolio of securities, including short-term obligations. The portfolio may be diversified not only by companies and industries, but also by type of securities, for example, equity securities, fixed income securities, and securities representing cash equivalents. Thus fixed income securities, such as bonds, may be held as well as common stocks. In addition, some fixed income securities held by this series may include a right to purchase common stock by means of a conversion privilege or attached warrants. This series may vary the percentage of assets invested in any one type of security in accordance with its interpretation of economic and money market conditions, fiscal and monetary policy, and underlying security values. Most of the series' long-term debt investments will consist of "investment grade" securities (rated Baa or better by Moody's or BBB or better by S&P or Fitch), although the series may invest up to 20% of its net assets in lower rated securities. (See Appendix C and "Additional Risk Factors Regarding Lower Rated Securities" under "High Yield Series" above.) The series may enter into repurchase agreements for U.S. Government Securities and may seek to increase its income by lending its portfolio securities to the extent consistent with present regulatory policies. The series may enter into mortgage "dollar roll" transactions and invest in corporate asset-backed securities. The series may invest up to 20% of its total assets in foreign securities, including emerging market securities and Brady Bonds, and may invest in ADRs. The series may invest in restricted securities, subject to the limitation on investing more than 10% of its net assets in securities that are not readily marketable.

  Securities offering above-average yield may at times involve greater than average risk. For this reason, and because the value of securities and the income earned on them may fluctuate according to the earnings of the issuers and changes in economic and money market conditions, there can be no assurance that the series' investment objectives will be achieved.

  The Total Return Series' portfolio will be managed actively with respect to fixed income securities, and the asset allocations will be modified as the Adviser deems necessary. Although the Total Return Series does not intend to seek short-term profits, fixed income securities in its portfolio will be sold whenever the Adviser believes it is appropriate to do so, without regard to the length of time the particular asset may have been held. With respect to its equity securities, the Total Return Series does not intend to trade in securities for short-term profits and anticipates that equity securities in its portfolio will ordinarily be held for one year or longer. However, the series will trade whenever it believes that changes in the portfolio are appropriate.

  See Appendix A for discussion of foreign securities, emerging market securities, Brady Bonds, corporate asset-backed securities, restricted securities and repurchase agreements and the risks involved in these investments. Mortgage "dollar roll" transactions and lending portfolio securities and their attendant risks are discussed in Appendix B.

(14) UTILITIES SERIES

  The Utilities Series will seek capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing, under normal market conditions, at least 65% (but up to 100% at the discretion of the Adviser) of its assets in equity and debt securities of both domestic and foreign companies in the utilities industry. Equity securities in which the Utilities Series may invest include common stocks, preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase common or preferred stocks. At least 80% of the debt securities held by the Utilities Series will be rated at the time of investment at least Baa by Moody's or BBB by S&P or Fitch (see Appendix C) or will be of comparable quality as determined by the Adviser

(see "Additional Risk Factors Regarding Lower Rated Securities" under "High Yield Series" above). The Utilities Series may also invest in debt and equity securities of issuers in other industries, as discussed below, although under normal circumstances not more than 35% of the series' assets will be so invested. In addition, the Utilities Series may hold a portion of its assets in cash and money market instruments.

  Companies in the utilities industry include (i) companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services and
(ii) companies engaged in telecommunications, including telephone, cellular telephones, telegraph, satellite, microwave, cable television and other communications media (but not companies engaged in public broadcasting). The Adviser deems a particular company to be in the utilities industry if, at the time of investment, the Adviser determines that at least 50% of the company's assets or revenues are derived from one or more of those industries. For a description of the principal sectors of the utilities industry, see Appendix D.

  The portion of the Utilities Series' assets invested in a particular type of utility and in equity or debt securities will vary in light of changes in interest rates, market conditions and economic conditions and other factors. The Utilities Series may invest in foreign securities, including non-dollar denominated securities and emerging market securities, and in ADRs, although under normal circumstances it is not expected that more than 35% of the Utilities Series' assets will be invested in foreign securities.

  The Utilities Series is permitted to invest in securities of issuers that are outside the utilities industry, although under normal circumstances not more than 35% of the Utilities Series' assets will be so invested. Such investments may include common stocks, debt securities (including municipal debt securities) and preferred stocks and will be selected to meet the Utilities Series' investment objective of both capital appreciation and current income. These securities may be issued by either U.S. or non-U.S. companies. Some of these issuers may be in industries related to the utilities industry and, therefore, may be subject to similar risks. Investments outside the utilities industry may also include U.S. Government Securities, including U.S. Government Securities that are mortgage pass-through securities.

  Some U.S. Government Securities do not generally involve the credit risks associated with other types of interest bearing securities, although, as a result, the yields available from these securities are generally lower than the yields available from corporate interest bearing securities. Like other interest bearing securities, however, the values of U.S. Government Securities change as interest rates fluctuate.

  When unfavorable economic or market conditions exist, the Utilities Series may, until favorable conditions return, invest up to 75% of its assets in cash (or foreign currency), cash equivalents (such as certificates of deposit, bankers' acceptances and time deposits), commercial paper, short-term obligations, repurchase agreements and obligations issued or guaranteed by the U.S. or any foreign government or any of their agencies, authorities or instrumentalities.

  See "Additional Risk Factors" below for further information on investing in the securities described above as well as the risks associated therewith.

  In order to achieve its investment objective the Utilities Series may employ the investment techniques noted below and purchase the securities described below in accordance with the above-mentioned investment policies: (1) entering into repurchase agreements for U.S. Government Securities; (2) lending portfolio securities to the extent consistent with present regulatory policies for the purpose of increasing the Utilities Series' income; (3) entering into covered mortgage "dollar roll" transactions; (4) investing in corporate asset-backed securities; (5) purchasing securities on a "when-issued" or on a "forward delivery" basis; (6) investing in indexed securities whose value is linked to foreign currencies, interest rates, commodities, indexes or other financial indicators; (7) purchasing restricted securities, subject to the limitation on investing more than 15% of its net assets in securities that are not readily marketable; (8) writing covered put and call options and purchasing put and call options on domestic and foreign stock indexes for the purpose of increasing the Utilities Series' gross income or for hedging purposes, and to attempt to reduce the risk of missing a market or industry segment advance; (9) investing in CMOs, multiclass pass-through securities, parallel pay CMO's and Planned Amortization Class CMO's ("PAC Bonds");
(10) investing in zero coupon bonds; (11) entering into futures contracts, options on futures contracts and options on foreign currencies for hedging purposes in order to protect the Utilities Series' current or intended investments from the effects of changes in interest or exchange rates or declines in the stock market and entering into futures contracts and options on futures contracts for non-hedging purposes to the extent permitted by applicable law; and (12) entering into forward foreign currency exchange contracts ("forward contracts") for hedging purposes as well as for non-hedging (i.e., speculative) purposes.

  The Utilities Series' portfolio will be managed actively and the selection of securities modified as the Adviser deems necessary. Although the Utilities Series does not intend to seek short-term profits, securities in its portfolio will be sold whenever the Adviser believes it is appropriate to do so without regard to the length of time the particular asset may have been held.

  See Appendix A for a discussion of foreign securities, emerging market securities, U.S. Government Securities, repurchase agreements and other instruments set forth above and the risks involved in these investments. The investment techniques set forth above and their attendant risks are discussed in Appendix B. Please refer to the SAI Appendix for further discussion of these techniques.

  PROSPECTIVE PURCHASERS SHOULD REVIEW THIS SECTION CAREFULLY AND CONSIDER THE INVESTMENT RISKS INVOLVED BEFORE ALLOCATING PURCHASE PAYMENTS UNDER THE CONTRACTS TO THE UTILITIES SERIES.

ADDITIONAL RISK FACTORS

  UTILITY COMPANIES: Since the Utilities Series' investments are concentrated in utility securities, the value of the shares of the series will be especially affected by factors peculiar to the utilities industry and may fluctuate more widely than the value of shares of a series that invests in a broader range of industries. The rates many utility companies may charge their customers are controlled by governmental regulatory commissions which may result in a delay in the utility company passing along increases in costs to its customers. Furthermore, there is no assurance that regulatory authorities will, in the future, grant rate increases or that such increases will be adequate to permit the payment of dividends on common stocks. Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; difficulty obtaining adequate returns on invested capital, even if frequent rate increases are approved by public service commissions; restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations; securing financing for large construction projects during an inflationary period; difficulties of the capital markets in absorbing utility debt and equity securities; difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets; technological innovations which may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulties in obtaining natural gas for resale or fuel for electric generation at reasonable prices; coping with the general effects of energy conservation, particularly in light of changing policies regarding energy; and special risks associated with the construction and operation of nuclear power generating facilities, including technical factors and costs, and the possibility that federal, state and municipal government authorities may from time to time review existing requirements and impose additional requirements. Certain utility companies, especially gas and telephone utility companies, have in recent years been affected by increased competition, which could adversely affect the profitability of such utility companies. Furthermore, there are uncertainties resulting from certain telecommunications companies' diversification into new domestic and international businesses as well as agreements by many such companies linking future rate increases to inflation or other factors not directly related to the active operating profits of the enterprise.

  FOREIGN UTILITY COMPANIES: Foreign utility companies are also subject to regulation, although such regulations may or may not be comparable to those in the U.S. Foreign utility companies may be more heavily regulated by their respective governments than utilities in the U.S. and, as in the U.S., generally are required to seek government approval for rate increases. In addition, since many foreign utilities use fuel that causes more pollution than those used in the U.S., such utilities may be required to invest in pollution control equipment to meet any proposed pollution restrictions. Foreign regulatory systems vary from country to country and may evolve in ways different from regulation in the U.S.

(15) VALUE SERIES

  The Value Series' investment objective is to seek capital appreciation. Dividend income, if any, is a consideration incidental to the series' objective of capital appreciation.

  While the Value Series' policy is to invest primarily in common stocks, it may seek appreciation in other types of securities such as fixed income securities (which may be unrated), convertible bonds, convertible preferred stocks and warrants when relative values make such purchases appear attractive either as individual issues or as types of securities in certain economic environments. The series may invest in income securities rated lower than "investment grade" (investment grade securities are rated at least Baa by Moody's or BBB by S&P or Fitch), or in comparable unrated securities, when, in the opinion of the Adviser, such an investment presents a greater opportunity for appreciation with comparable risk to an investment in "investment grade" securities. Under normal market conditions, the series will invest not more than 25% of its net assets in these securities. Such lower rated or unrated fixed income securities may have speculative risk characteristics (see "Additional Risk Factors Regarding Lower Rated Securities" under "High Yield Series" above). Fixed income securities that the Value Series may invest in also include zero coupon bonds, deferred interest bonds and PIK bonds. There is no formula as to the percentage of assets that may be invested in any one type of security. Cash, commercial paper, short-term obligations, repurchase agreements or debt securities are held to provide a reserve for future purchases of common stock or other securities and may also be held as a temporary defensive measure when the Adviser determines security markets to be overvalued.

  The Value Series may invest up to 50% of its total assets in foreign securities, which may include emerging market securities and Brady Bonds. The series may also invest a portion of its assets in loans, loan participations or other direct indebtedness.

  In order to achieve its investment objective, the Value Series may also purchase the securities and employ the investment techniques described below:
(1) entering into repurchase agreements; (2) lending portfolio securities; (3) purchasing securities on a "when issued" or "forward delivery" basis; (4) purchasing restricted securities, subject to the limitation on investing more than 15% of its net assets in securities that are not readily marketable; (5) purchasing ADRs; (6) writing (selling) covered put and call options on securities for the purpose of increasing its return and/or to protect the value of its portfolio, and purchasing put and call options on securities in anticipation of declines in the value of portfolio securities or increases in the value of securities to be acquired (the series may also write combinations of put and call options on the same security, known as "straddles," which transactions can generate additional income, but also present increased risks); (7) entering into "yield curve" options for hedging and nonhedging purposes; (8) entering into stock index and foreign currency futures contracts for hedging purposes (to protect the series' current or intended investments from the effects of changes in interest or exchange rates, or declines in the value of portfolio securities or increases in the cost of such securities to be acquired) as well as for nonhedging purposes, to the extent permitted by applicable law (which involves greater risks and could result in losses which are not offset by gains and other portfolio assets); (9) purchasing and writing options on futures contracts for the purpose of protecting against declines in the value of portfolio securities or against increases in the cost of securities to be acquired and also for nonhedging purposes, to the extent permitted by applicable law; (10) entering into forward foreign currency exchange contracts ("forward contracts") for hedging purposes as well as for the nonhedging purpose of increasing current income; (11) purchasing and selling options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired; (12) writing covered call and put options and purchasing call and put options on stock indexes for the purpose of increasing its current income and/or for hedging purposes and to attempt to reduce the risk of missing a market or industry segment advance; and (13) investing in indexed securities whose value is linked to foreign currencies, precious metals, interest rates, commodities, indexes or other financial indicators.

  The Value Series is designed for purchasers who understand and are willing to accept the risks inherent in seeking capital appreciation.

  The Value Series' portfolio is aggressively managed. Portfolio changes are made without regard to the length of time a security has been held, or whether a sale would result in profit or loss. Therefore, the rate of portfolio turnover is not a limiting factor when appropriate.

  See Appendix A for discussion of foreign securities, emerging market securities, Brady Bonds, ADRs, zero coupon bonds, deferred interest bonds and PIK bonds, restricted securities, loans and loan participations, and other instruments set forth above, and the risks involved in these securities. The investment techniques set forth above and their attendant risks are discussed in Appendix B. Please refer to the SAI Appendix for further discussion of these instruments and techniques.

  PROSPECTIVE PURCHASERS SHOULD REVIEW THIS SECTION CAREFULLY AND CONSIDER THE INVESTMENT RISKS INVOLVED BEFORE ALLOCATING PURCHASE PAYMENTS UNDER THE CONTRACTS TO THE VALUE SERIES.

(16) WORLD ASSET ALLOCATION SERIES

  The World Asset Allocation Series' investment objective is to seek total return over the long term through investments in equity and fixed income securities; the series will also seek to have low volatility of share price (i.e., net asset value per share) and reduced risk (compared to an aggressive equity/fixed income portfolio).

  The World Asset Allocation Series will seek to achieve its objective by allocating portfolio assets among various asset classes of equity and fixed income securities where the opportunities for total return are expected to be most attractive. On average, over time, the World Asset Allocation Series intends to invest approximately 65% of its total assets in equity securities; however, at any particular point in time, equity securities may constitute more or less than 65% of the series' total assets. Under normal circumstances, the series intends to invest at least 30% of its total assets in equity securities and allocate its assets among at least three asset classes, except when the Adviser believes that investing for temporary defensive purposes is appropriate as noted below.

  Equity securities include: common and preferred stock; securities such as bonds, warrants or rights that are convertible into stock; and depository receipts for those securities. Fixed income securities include: bonds, debentures and other debt instruments issued by a variety of issuers, including corporations and other business entities, the U.S. and foreign governments and their agencies, authorities, instrumentalities and political subdivisions and supranational entities; mortgage-backed and other asset backed securities; receipts evidencing separately traded interest and principal component parts of obligations; and repurchase agreements involving any of the foregoing types of securities.

  The Adviser will allocate assets among some or all of the following five asset classes of securities.

    (i) U.S. Equity Securities--equity securities of U.S. issuers including securities of emerging growth companies;

    (ii) Foreign Equity Securities--equity securities of foreign issuers including securities of issuers in emerging markets (as described below);

    (iii) U.S. Investment Grade Fixed Income Securities--fixed income securities of U.S. issuers (including U.S. Government Securities, short-term instruments and municipal obligations) rated Baa or better by Moody's or BBB or better by S&P or Fitch or comparable unrated securities;

    (iv) U.S. High Yield Fixed Income Securities--high yield fixed income securities of U.S. issuers, including municipal obligations, rated Ba or below by Moody's or BB or below by S&P or Fitch or comparable unrated securities (commonly known as "junk bonds"); and

    (v) Foreign Fixed Income Securities--fixed income securities of foreign issuers including securities of issuers in emerging markets (as described below). Foreign fixed income securities may include securities in any of the rating categories (and comparable unrated securities) including securities in lower rating categories.

  As of the date of this Prospectus, the target allocations of assets among the asset classes are in the following approximate proportions of the World Asset Allocation Series' portfolio: U.S. Equity Securities--15%; Foreign Equity Securities--45%; U.S. Investment Grade Fixed Income Securities--10%; U.S. High Yield Fixed Income Securities--10%; and Foreign Fixed Income Securities--20%. Such allocation will change from time to time, as described below. (See Appendix E for a chart indicating the composition of the World Asset Allocation Series' portfolio for the fiscal year ended December 31, 1996, with the debt securities separated into rating categories and comparable unrated securities.)

  The Adviser will allocate the assets of the World Asset Allocation Series among some or all of the various asset classes described above where the opportunities for total return are expected to be the most attractive, consistent with the objective of seeking low share price volatility and reduced risk. The judgment of the Adviser concerning the allocation of the World Asset Allocation Series' assets will be based on the Adviser's experience in qualitative and fundamental analysis and disciplined quantitative techniques. The Adviser will make changes in the allocation of assets of the World Asset Allocation Series when its research and analysis indicate the likely occurrence of changes in financial markets or economic conditions affecting the various asset classes that may change the expected total return from the various asset classes. To the extent World Asset Allocation Series assets are allocated among most or all of the asset classes, this will reduce the impact of the poorer performing classes at any point in time. By following this asset allocation strategy, the World Asset Allocation Series' performance in part will be dependent on the Adviser's skill in allocating assets.

  Although the percentage of the World Asset Allocation Series' assets invested in foreign securities will vary, the Series will be invested in at least three different countries, one of which may be the United States, except when the Adviser believes that investing for defensive purposes is appropriate as noted below.

  The risks of each asset class vary. For example, the values of equity securities change in response to general market and economic conditions and the activities and changing circumstances of individual issuers, and the values of fixed income securities change in response to changes in economic conditions, interest rates and the creditworthiness of individual issuers. A significant portion of the World Asset Allocation Series' assets may be allocated to equity and fixed income investments in foreign securities which involve the risks set forth under "Additional Risk Factors" below. The World Asset Allocation Series may also invest in high yield fixed income securities (see "Additional Risk Factors regarding Lower Rated Securities" under "High Yield Series" above).

  Emerging Growth Companies: The World Asset Allocation Series may invest in securities of U.S. and foreign emerging growth companies. For a discussion of emerging growth companies see the description of these companies and "Additional Risk Factors Relating to Emerging Growth Companies" under "Emerging Growth Series."

  Emerging Market Securities: The World Asset Allocation Series may invest in securities of issuers whose principal activities are in emerging market countries, including investments in Brady Bonds. See "Appendix A--Emerging Market Securities" and "Brady Bonds" for a discussion of emerging market securities and Brady Bonds and the risks involved in these investments. The World Asset Allocation Series may also invest in securities of emerging market governments or any of their political subdivisions, agencies, authorities or instrumentalities. See "Additional Risk Factors--Foreign Securities" below.

  Investments in Other Investment Companies: The World Asset Allocation Series may invest in other investment companies to the extent permitted by the 1940 Act (i) as a means by which the series may invest in securities of certain countries which do not otherwise permit investment, (ii) as a means to acquire securities of emerging market companies where the supply of such securities available for purchase is limited, or (iii) when the Adviser believes such investments may be more advantageous to the series than a direct market purchase of securities. Such investment may also involve the payment of substantial premiums above the value of such investment companies' portfolio securities, and the total return on such investment will be reduced by the operating expenses and fees of such other investment companies, including advisory fees.

  Investments for Defensive Purposes: When the Adviser believes that investing for defensive purposes is appropriate, such as during periods of unusual or unfavorable market or economic conditions, or in order to meet anticipated redemption requests, up to 100% of the World Asset Allocation Series' assets may be temporarily invested in cash (including foreign currency) or cash equivalents including, but not limited to, obligations of banks (including certificates of deposit, bankers' acceptances and repurchase agreements) with assets of $1 billion or more, commercial paper, short-term notes, obligations issued or guaranteed by the U.S. or any foreign government or any of their agencies, authorities or instrumentalities and repurchase agreements.

  Other Investments and Techniques: In order to achieve its investment objective, the World Asset Allocation Series also may purchase the securities and employ the investment techniques described below: (1) purchasing zero coupon bonds, deferred interest bonds, PIK bonds, loan participations and other direct indebtedness, indexed securities, municipal obligations, mortgage securities, collateralized mortgage obligations and multiclass pass-through securities, stripped mortgage-backed securities, and restricted securities, subject to the limitation on investing more than 15% of its net assets in securities that are not readily marketable; (2) lending portfolio securities;
(3) entering into mortgage "dollar roll" transactions; (4) writing (selling) covered put and call options on securities for the purpose of increasing its return and/or to protect the value of its portfolio, and purchasing put and call options on securities in anticipation of declines in the value of portfolio securities or increases in the value of securities to be acquired (the Series may also write combinations of put and call options on the same security, known as "straddles," which transactions can generate additional income, but also present increased risks); (5) entering into "yield curve" options for hedging and nonhedging purposes; (6) writing covered call and put options and purchasing call and put options on domestic and foreign stock indexes for the purpose of increasing its current income and/or for hedging purposes and to attempt to reduce the risk of missing a market or industry segment advance; (7) entering into contracts for the purchase or sale for future delivery of fixed income securities or foreign currencies or contracts based on indexes of securities or currencies (including any index of U.S. or foreign securities) as such instruments become available for trading ("futures contracts") for hedging purposes (to protect the Series' current or intended investments from the effects of changes in interest or exchange rates or declines in a securities market) as well as for nonhedging purposes, to the extent permitted by law (which involves greater risks and could result in losses which are not offset by gains and other portfolio assets); (8) purchasing and writing options on futures contracts for the purpose of protecting against declines in the value of portfolio securities or against increases in the cost of securities to be acquired and also for non hedging purposes, to the extent permitted by applicable law;
(9) entering into forward foreign currency exchange contracts ("forward contracts") for hedging purposes as well as nonhedging purposes; (10) purchasing and selling options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the dollar cost of securities to be acquired; and (11) entering into interest rate swaps, currency swaps, and other types of available swap agreements for the purpose of shifting the series' investment exposure from one type of investment to another.

  Portfolio Trading: Although the World Asset Allocation Series does not intend to seek short-term profits, securities in its portfolio will be sold whenever the Adviser believes it is appropriate to do so without regard to the length of time the particular asset may have been held or whether the sale would result in a gain or loss. Therefore, the rate of portfolio turnover is not a limiting factor when a change in the portfolio is otherwise appropriate.

  See Appendix A for a discussion of foreign securities, emerging market securities, Brady Bonds, zero coupon bonds, PIK bonds, loan participations, mortgage pass through securities, collateralized mortgage obligations and multiclass pass through securities and other instruments set forth above, and the risks involved in these investments. The investment techniques set forth above and their attendant risks are discussed in Appendix B. Please refer to the SAI Appendix for further discussion for these instruments and techniques.

  PROSPECTIVE PURCHASERS SHOULD REVIEW THIS SECTION CAREFULLY AND CONSIDER THE INVESTMENT RISKS INVOLVED BEFORE ALLOCATING PURCHASE PAYMENTS UNDER THE CONTRACTS TO THE WORLD ASSET ALLOCATION SERIES.

ADDITIONAL RISK FACTORS

  EMERGING GROWTH COMPANIES: Investing in emerging growth companies involves greater risk than is customarily associated with investing in more established companies. See "Additional Risk Factors Relating to Emerging Growth Companies" under "Emerging Growth Series" above.)

  FOREIGN SECURITIES: Transactions involving foreign equity or debt securities or foreign currencies, and transactions entered into in foreign countries, involve considerations and risks not typically associated with investing in U.S. markets (see "Appendix A--Foreign Securities"). In addition, investments in emerging markets involve special risks (see "Appendix A--Emerging Market Securities").

  FOREIGN CURRENCIES: To the extent the series invests in securities not denominated in U.S. dollars, the value of the series' foreign investments, and the value of dividends and interest earned by the series on such investments, may be significantly affected by changes in currency exchange rates. Some foreign currency values may be volatile, and there is the possibility of governmental controls on currency exchange or governmental intervention in currency markets which could adversely affect the series. Although the Adviser (or a Sub-Adviser, if applicable) may attempt to manage currency exchange rate risks, there is no assurance that they will do so at an appropriate time or that they will be able to predict exchange rates accurately. For example, if the Adviser hedges the series' exposure to a foreign currency, and that currency's value rises, the series will lose the opportunity to participate in the currency's appreciation. The series may hold foreign currency received in connection with investments in foreign securities, forward contracts and options on foreign currencies when, in the judgment of the Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rates. While the holding of foreign currencies will permit the series to take advantage of favorable movements in the applicable exchange rate, it also exposes the series to risk of loss if such rates move in a direction adverse to the series' position. Such losses could also adversely affect the series' hedging strategies.

(17) WORLD GOVERNMENTS SERIES

  The World Governments Series will seek moderate current income and preservation and growth of capital by investing in debt obligations that are issued or guaranteed as to principal and interest by (1) the U.S. government, its agencies, authorities or instrumentalities ("U.S. Government Securities") or (2) the governments of foreign countries ("Foreign Government Securities") (to the extent the Adviser believes that the higher yields available from such Foreign Government Securities are sufficient to justify the risks of investing in such securities). The World Governments Series may also hold its assets in cash or short-term obligations. In pursuing its objectives, the World Governments Series will consider the preservation and growth of capital by balancing the yields of various fixed income securities against their attendant risks.

  The World Governments Series will seek to provide purchasers with an opportunity to enhance the value and increase the protection of their investment against inflation and otherwise by taking advantage of investment opportunities in the United States as well as in other countries where opportunities may be more rewarding. It is believed that diversification of assets on an international basis decreases the degree to which events in any one country, including the United States, can affect the entire portfolio. Although the percentage of the series' assets invested in securities issued abroad and denominated in foreign currencies ("non-dollar securities") will vary depending on the state of the economies of the principal countries of the world, their financial markets and the relationships of their currencies to the U.S. dollar, under normal conditions the series' portfolio will be internationally diversified. However, for defensive reasons or during times of international, political, or economic uncertainty or turmoil, most or all of the series' investments may be in the United States.

  The World Governments Series will purchase non-dollar securities denominated in the currency of countries where the interest rate environment as well as the general economic climate provide an opportunity for declining interest rates and currency appreciation. If interest rates decline, such non-dollar securities will appreciate in value. If the currency also appreciates against the dollar, the total investment in such non-dollar securities would be enhanced further. Conversely, a rise in interest rates or decline in currency exchange rates would adversely affect the series' return. Investments in non-dollar securities are evaluated primarily on the strength of a particular currency against the dollar and on the interest rate climate of that country. Currency is judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status, and economic policies) as well as technical and political data. In addition to the foregoing, interest rates are evaluated on the basis of differentials or anomalies that may exist between different countries.

  The phrase "preservation of capital" is generally understood to imply that the portfolio is invested in very low risk securities and that the major risk is loss of purchasing power through the effects of inflation or major changes in interest rates. However, while the World Governments Series will invest in securities which are believed by the Adviser to have minimal credit risk, an error of judgment in selecting a currency or an interest rate environment could result in loss of capital.

  The World Governments Series may invest in Foreign Government Securities of issuers considered stable by the Adviser. The Adviser does not believe that the credit risk inherent in the obligations of such stable foreign governments is significantly greater than that of U.S. Government Securities. The percentage of the World Governments Series' assets invested in Foreign Government Securities will vary depending on the relative yields of such securities, the economies of the countries in which the investments are made and such countries' financial markets, the interest rate climate of such countries and the relationship of such countries' currencies to the U.S. dollar. To the extent that the World Governments Series invests in Foreign Government Securities, its portfolio, under normal conditions, will include securities of a number of foreign countries. As a "non-diversified" series, the World Governments Series will be able to invest more than 5% of its assets in obligations of one or more foreign governments, to the extent consistent with federal income tax diversification requirements; the World Governments Series may also hold foreign currency for hedging purposes.

  When the Adviser believes that investing for temporary defensive purposes is appropriate, such as during periods of unusual market conditions, or when relative yields are deemed attractive, part or all of the World Governments Series' assets may be invested in cash (including foreign currency) or cash equivalent short-term obligations including, but not limited to, certificates of deposit, commercial paper, notes, U.S. Government Securities, Foreign Government Securities and repurchase agreements.

  Some U.S. Government Securities do not generally involve the credit risks associated with other types of interest bearing securities, although, as a result, the yields available from such securities are generally lower than the yields available from other interest bearing securities. Like other interest bearing securities, however, the values of U.S. Government Securities change as interest rates fluctuate. When interest rates decline, the value of a portfolio invested at higher yields can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested at lower yields can be expected to decline. If the series' expectations of changes in interest rates or its evaluation of the normal yield relationship between two securities proves to be incorrect, the series' income and the value of its shares decreases.

  In order to achieve its investment objectives, the World Governments Series may employ the following investment techniques: (1) writing covered put and call options and purchasing put and call options on U.S. and Foreign Government Securities that are traded on United States and foreign securities exchanges and over the counter in an effort to increase current income and to reduce fluctuations in the value of its shares; (2) entering into contracts for the purchase or sale for future delivery of fixed income securities or foreign currencies, or contracts based on financial indexes, including any index of U.S. or Foreign Government Securities ("futures contracts") and purchasing and writing options to buy or sell futures contracts ("options on futures contracts") but only as a hedge against anticipated further changes in interest or exchange rates; (3) purchasing and writing put and call options on foreign currencies traded on U.S. and foreign exchanges or over the counter for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increase in the dollar cost of foreign securities to be acquired; (4) entering into forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to the series from adverse changes in the relationship between the U.S. dollar and foreign currencies;
(5) lending portfolio securities to the extent consistent with present regulatory policies for the purpose of increasing the World Governments Series' income; (6) purchasing securities on a "when-issued" or on a "forward delivery" basis; (7) entering into repurchase agreements for U.S. Government Securities; (8) entering into mortgage "dollar roll" transactions; (9) purchasing restricted securities, subject to the limitation on investing more than 15% of its net assets in securities that are not readily marketable; and, subject to approval by the Board of Trustees, (10) entering into interest rate swaps, currency swaps and other types of swap agreements; and (11) purchasing indexed securities.

  The World Governments Series will engage in portfolio trading if it believes that a transaction, net of costs, will help in achieving its investment objective. The World Governments Series cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual turnover rate generally will not exceed 400% (excluding turnover of securities having a maturity of one year or less). A high turnover rate (in excess of 100%) involves greater expenses, including higher brokerage and transaction costs, to the World Governments Series.

  See Appendix A for a discussion of foreign securities, indexed securities, U.S. Government Securities, and other instruments set forth above, and the risks involved in such investments. The investment techniques set forth above and their attendant risks are discussed in Appendix B. Please refer to the SAI Appendix for further discussion of these instruments and techniques.

  PROSPECTIVE PURCHASERS SHOULD REVIEW THIS SECTION CAREFULLY AND CONSIDER THE INVESTMENT RISKS INVOLVED BEFORE ALLOCATING PURCHASE PAYMENTS UNDER THE CONTRACTS TO THE WORLD GOVERNMENTS SERIES.

(18) WORLD GROWTH SERIES

  The World Growth Series will seek capital appreciation by investing in securities of companies worldwide growing at rates expected to be well above the growth rate of the overall U.S. economy. The World Growth Series will seek to achieve this objective by investing primarily in securities in three market sectors: U.S. emerging growth companies; foreign growth companies; and emerging market companies. (The U.S. emerging growth and foreign growth sectors may include securities of more established companies which represent opportunities for long-term growth.) Although the percentage of the World Growth Series' assets invested in securities issued abroad and denominated or quoted in foreign currencies ("non-dollar securities") will vary depending on the state of the economies of the various countries of the world, their financial markets and the relationship of their currencies to the U.S. dollar, under normal conditions, the series will be invested in at least three different countries, one of which will be the United States. For defensive reasons or during times of international political or economic uncertainty or turmoil, most or all of the series' investments may be in the United States.

  While the World Growth Series intends to invest primarily in equity securities, the series may also invest in fixed income securities as described below. Equity securities include: common and preferred stocks; securities such as bonds, warrants or rights that are convertible into stock; and depository receipts for those securities. The selection of securities, except for defensive purposes, is made solely on the basis of potential for capital appreciation. Dividend and interest income from portfolio securities, if any, is incidental to the series' investment objective of capital appreciation.

  U.S. Emerging Growth Companies: The World Growth Series may invest in securities of U.S. emerging growth companies. For a discussion of emerging growth companies see the description of these companies and "Additional Risk Factors Relating to Emerging Growth Companies" under Emerging Growth Series above.

  Foreign Growth Companies: The World Growth Series may invest in securities and in ADRs of foreign growth companies and more established foreign companies whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment or which otherwise represent opportunities for long-term growth. It is anticipated that these companies will primarily be in nations with more developed securities markets such as Australia, Canada, Japan, New Zealand and Western European countries. (See "Additional Risk Factors--Foreign Securities" below.)

  Emerging Market Companies: The World Growth Series may invest in securities of issuers whose principal activities are in emerging market countries. See "Appendix A--Emerging Market Securities" for a description of emerging market securities, and the risks involved in these investments.

  Fixed Income and Debt Securities: Debt securities of both domestic and foreign issuers in which the World Growth Series may invest include all types of long- or short-term debt obligations, such as bonds, debentures, notes, equipment lease certificates, equipment trust certificates, conditional sales contracts and commercial paper. The World Growth Series may also invest in zero coupon bonds, deferred interest bonds, PIK bonds, and corporate asset-backed securities. Fixed income securities in which the World Growth Series may invest include securities in the lower rating categories of recognized rating agencies (and comparable unrated securities). The series will not invest more than 35% of its net assets in fixed income securities rated Ba or lower by Moody's or BB or lower by S&P or Fitch (or comparable unrated securities). (See Appendix C for a description of these ratings. See also "Additional Risk Factors Regarding Lower-Rated Securities" under "High Yield Series" above.) To the extent the World Growth Series invests in fixed income securities, the net asset value of the series may change as the general levels of interest rates fluctuate. When interest rates decline, the value of fixed income securities can be expected to rise. Conversely, when interest rates rise, the value of fixed income securities can be expected to decline.

  Investments in Other Investment Companies: The World Growth Series may invest in other investment companies to the extent permitted by the 1940 Act
(i) as a means by which the series may invest in securities of certain countries which do not otherwise permit investment, (ii) as a means to acquire securities of emerging market companies where the supply of such securities available for purchase is limited, or (iii) when the Adviser or a Sub-Adviser believes such investments may be more advantageous to the series than a direct market purchase of securities. Such investment may also involve the payment of substantial premiums above the value of such investment companies' portfolio securities, and the total return on such investment will be reduced by the operating expenses and fees of such other investment companies, including advisory fees.

  Investments for Defensive Purposes: When the Adviser or a Sub-Adviser believes that investing for defensive purposes is appropriate, such as during periods of unusual market conditions, or when relative yields are deemed attractive, part or all of the World Growth Series' assets may be temporarily invested in cash (including foreign currency) or cash equivalent short-term obligations including, but not limited to, certificates of deposit, commercial paper, short-term notes, U.S. Government Securities and repurchase agreements.

  Other Investments and Techniques: In order to achieve its investment objective, the World Growth Series also may purchase the securities and employ the investment techniques described below: (1) entering into repurchase agreements; (2) purchasing restricted securities, subject to the limitation on investing more than 15% of its net assets in securities that are not readily marketable; (3) writing (selling) covered put and call options on securities that are traded on U.S. and foreign securities exchanges and over the counter for the purpose of increasing its current income and/or to protect the value of the series' portfolio and purchasing put and call options on securities in anticipation of declines in the value of portfolio securities or increases in the value of securities to be acquired (the series may also write combinations of put and call options on the same security, known as "straddles," which transactions can generate additional income, but also present increased risk);
(4) writing covered call and put options and purchasing call and put options on domestic and foreign stock indexes for the purpose of increasing current income and/or for hedging purposes and to attempt to reduce the risk of missing a market or industry segment advance; (5) entering into futures contracts and options on futures contracts to protect the series' current or intended stock investments from broad fluctuations in stock prices and, to the extent permitted by applicable law, for non-hedging purposes, which involves greater risks and could result in losses which are not offset by gains on other portfolio assets; (6) entering into forward foreign currency exchange contracts ("forward contracts") for hedging purposes as well as for the non-hedging purpose of increasing the World Growth Series' current income; (7) entering into options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the cost of securities to be acquired; (8) lending portfolio securities; and (9) purchasing securities on a "when-issued" or a "forward delivery" basis.

  Portfolio Trading: The World Growth Series' portfolio will be managed actively and the asset allocation modified as the Adviser or a Sub-Adviser deems necessary. While it is not generally the series' policy to invest or trade for short-term profits, the series may dispose of a portfolio security whenever the Adviser or a Sub-Adviser is of the opinion that such security no longer has an appropriate appreciation potential or when another security appears to offer relatively greater appreciation potential. Portfolio changes are made without regard to the length of time a security has been held, or whether a sale would result in a profit or loss. Therefore, the rate of portfolio turnover is not a limiting factor when a change in the portfolio is otherwise appropriate.

  See Appendix A for a discussion of foreign securities, emerging market securities, PIK bonds, corporate asset-backed securities, restricted securities, repurchase agreements, and other instruments set forth above, and the risks involved in these investments. The investment techniques set forth above and their attendant risks are discussed in Appendix B. Please refer to the SAI Appendix for further discussion of these instruments and techniques.

  PROSPECTIVE PURCHASERS SHOULD REVIEW THIS SECTION CAREFULLY AND CONSIDER THE INVESTMENT RISKS INVOLVED BEFORE ALLOCATING PURCHASE PAYMENTS UNDER THE CONTRACTS TO THE WORLD GROWTH SERIES.

ADDITIONAL RISK FACTORS

  See the discussion of risks involved in emerging growth companies, foreign securities, emerging market securities, and foreign currencies in "Additional Risk Factors" under World Asset Allocation Series above.

(19) WORLD TOTAL RETURN SERIES

  The World Total Return Series' investment objective is to seek total return by investing in securities which will provide above-average current income (compared to a portfolio invested entirely in equity securities) and opportunities for long-term growth of capital and income. The Series will invest primarily in global equity and fixed income securities (i.e., those of U.S. and non-U.S. issuers).

  The World Total Return Series will seek to achieve its investment objective through a professionally managed, internationally diversified portfolio consisting of equity and fixed income securities. The World Total Return Series will attempt to provide investors with an opportunity to enhance the value and increase the protection of their investment against inflation and otherwise by taking advantage of investment opportunities in the United States as well as in other countries where opportunities may be more rewarding. It is believed that diversification of assets on an international basis decreases the degree to which events in any one country, including the United States, can affect the entire portfolio. Although the percentage of the World Total Return Series' assets invested in securities issued abroad and denominated or quoted in foreign currencies ("non-dollar securities") will vary depending on the state of the economies of the various countries of the world, their financial markets and the relationship of their currencies to the U.S. dollar, under normal conditions the series will be invested in at least three different countries, one of which will be the United States. For defensive reasons or during times of international or political or economic uncertainty or turmoil, most or all of the series' investments may be in the United States.

  Under normal economic and market conditions, the World Total Return Series will invest not less than 40% and not more than 75% of its assets in equity securities. Such securities will include common stocks and equivalents (such as convertible securities and warrants) and preferred stocks of (i) U.S. issuers which derive, or have the potential to derive, a meaningful portion (approximately 25% or more) of their revenues and earnings in foreign markets;
(ii) non-U.S. issuers; and (iii) to a lesser extent, other U.S. issuers. The Series may invest up to 90% of its total assets in foreign securities (not including ADRs), which may be traded on foreign exchanges.

  In managing the World Total Return Series conservatively, the Adviser attempts to exercise prudence, discretion and intelligence in the selection of securities of high or improving investment quality, with due regard for probable income and probable safety of capital. The words "high investment quality" reflect the intention of the World Total Return Series to invest in securities of well-known, established issuers and to avoid the acquisition of speculative securities or those of doubtful character even if the immediate prospect is tempting. The Adviser may determine that a security possesses high or improving investment quality if, for instance, there has been an increase in the issuer's sales and earnings or if current trends indicate that an increase in the issuer's sales and earnings is likely, or if the issuer's balance sheet is strong or has improved. The opportunity for currency appreciation generally is not a significant factor in the series' selection of equity securities.

  Under normal economic and market conditions, at least 25% of the World Total Return Series' assets will be invested in fixed income securities, such as bonds, debentures, mortgage securities, notes, commercial paper, obligations issued or guaranteed by a government or any of its political subdivisions, agencies or instrumentalities, certificates of deposit, as well as debt obligations which may have a call on common stock by means of attached warrants. Debt securities in which the series may invest may also include zero coupon bonds.

  The World Total Return Series will purchase non-dollar fixed income securities denominated in the currency of countries where the interest rate environment as well as the general economic climate provide an opportunity for declining interest rates and currency appreciation. If interest rates decline, such non-dollar fixed income securities will generally appreciate in value. If the currency also appreciates against the dollar, the total investment in such non-dollar fixed income securities would be enhanced further.

  Conversely, a rise in interest rates or decline in currency exchange rates would adversely affect the World Total Return Series' return. Investments in non-dollar fixed income securities are evaluated by the Adviser primarily on the strength of a particular currency against the dollar and on the interest rate climate of that country. Currency is judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. In addition to the foregoing, interest rates are evaluated on the basis of differentials or anomalies that may exist between different countries. The World Total Return Series may hold foreign currency received in connection with investments in non-dollar fixed income securities when, in the judgment of the Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

  The World Total Return Series will invest in investment grade U.S. and non-U.S. fixed income securities. Such securities will be rated BBB or better by S&P or Fitch or Baa or better by Moody's or, if unrated, will be determined by the Adviser to be of comparable quality. Securities rated BBB or Baa, while normally exhibiting adequate protection parameters, have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade fixed income securities. If a security purchased by the World Total Return Series is subsequently downgraded to below BBB by S&P or Fitch or Baa by Moody's (or comparable standards for unrated securities), the security will be sold only if the Adviser believes it is advantageous to do so (see Appendix C and "Additional Risk Factors Regarding Lower Rated Securities" under "High Yield Series" above).

  Assets invested in fixed income securities of non-U.S. issuers will be diversified among countries where opportunities for total return are expected to be most attractive. It is currently expected that fixed income investments within foreign countries will be primarily in securities issued or guaranteed by governments, including their political subdivisions, authorities, agencies and instrumentalities, or supranational authorities (such as the World Bank) to minimize credit risk. While the World Total Return Series will invest in fixed income securities which are believed to have minimal credit risk, an error of judgment in selecting a currency or an interest rate environment could result in a loss of capital.

  Although it may invest anywhere in the world, the World Total Return Series expects to invest most of its assets in the equity securities of issuers located in Europe, Japan or the United States and in the debt securities of issuers located in any of such regions or countries or Australia, New Zealand or Canada. The series may also invest in emerging market securities and Brady Bonds. The series may invest more than 25% of its assets in securities of issuers located in the United States. The Adviser will determine the amount of the series' assets to be invested in the United States and the amount to be invested abroad.

  When unfavorable economic or market conditions exist, the series may, until favorable conditions return, invest all or a portion of its assets in cash (or foreign currency) or cash equivalents (such as certificates of deposit, bankers acceptances and time deposits), commercial paper, short-term obligations, repurchase agreements and obligations issued or guaranteed by the U.S. or any foreign government or any of their agencies, authorities or instrumentalities.

  In order to achieve its investment objective, the World Total Return Series may also purchase the securities and employ the investment techniques described below: (1) entering into repurchase agreements; (2) lending portfolio securities; (3) purchasing securities on a "when issued" or "forward delivery" basis; (4) purchasing restricted securities, subject to the limitation on investing more than 15% of its net assets in securities that are not readily marketable, and ADRs; (5) entering into mortgage "dollar roll" transactions; (6) writing (selling) covered put and call options on fixed income securities for the purpose of increasing its return and/or to protect the value of its portfolio, and purchasing put and call options on securities in anticipation of declines in the value of portfolio securities or increases in the value of securities to be acquired (the Series may also write combinations of put and call options on the same security, known as "straddles," which transactions can generate additional income, but also present increased risks); (7) entering into "yield curve" options for hedging and nonhedging purposes; (8) entering into contracts for the purchase or sale for future delivery of fixed income securities or foreign currencies or contracts based on indexes of fixed income securities as such instruments become available for trading ("futures contracts") for hedging purposes (to protect the series' current or intended investments from the effects of changes in interest or exchange rates, or declines in the value of fixed income portfolio securities or increases in the cost of such securities to be acquired) as well as for nonhedging purposes, to the extent permitted by applicable law (which involves greater risks and could result in losses which are not offset by gains and other portfolio assets); (9) purchasing and writing options on futures contracts for the purpose of protecting against declines in the value of portfolio securities or against increases in the cost of securities to be acquired and also for non hedging purposes, to the extent permitted by applicable law; (10) entering into forward foreign currency exchange contracts ("forward contracts") for hedging purposes as well as for the nonhedging purpose of increasing current income; (11) purchasing and selling options on foreign currencies for the purpose of protecting against declines in the dollar value of fixed income portfolio securities and against increases in the dollar cost of fixed income securities to be acquired; and
(12) entering into interest rate swaps, currency swaps and other types of swap agreements.

  The World Total Return Series portfolio will be managed actively and the asset allocations modified as the Adviser deems necessary. Although the series does not intend to seek short-term profits, securities in its portfolio will be sold whenever the Adviser believes it is appropriate to do so without regard to the length of time the particular asset may have been held.

  See Appendix A for discussion of foreign securities, emerging market securities, Brady Bonds, ADRs, corporate asset-backed securities, zero coupon bonds, restricted securities and other instruments set forth above, and the risks involved in these securities. The investment techniques set forth above and their attendant risks are discussed in Appendix B. Please refer to the SAI Appendix for further discussion of these techniques.

  PROSPECTIVE PURCHASERS SHOULD REVIEW THIS SECTION CAREFULLY AND CONSIDER THE INVESTMENT RISKS INVOLVED BEFORE ALLOCATING PURCHASE PAYMENTS UNDER THE CONTRACTS TO THE WORLD TOTAL RETURN SERIES.

(20) ZERO COUPON SERIES, PORTFOLIO 2000

  The Zero Coupon Series, Portfolio 2000 will seek the highest predictable compounded investment return for a specific period of time, consistent with the safety of invested capital, by investing primarily in debt obligations of the United States Treasury that have been issued without interest coupons or stripped of their unmatured interest coupons, interest coupons that have been stripped from such debt obligations, and receipts and certificates for such stripped debt obligations and stripped coupons (collectively, "Zero Coupon Obligations"). This portfolio is a sub-series of the Zero Coupon Series and has a liquidation date of November 15, 2000. This series is currently available only in connection with the purchase of variable life insurance contracts issued by Sun Life of Canada (U.S.).

  The Zero Coupon Series invests only in readily marketable debt securities. It is the policy of the Zero Coupon Series to invest at least 90% of its assets in Zero Coupon Obligations. Up to 10% of the assets may be invested and held in stripped securities issued by corporations with a quality rating of Baa or better. (See Appendix C.) MFS will evaluate the creditworthiness of potential investments in corporate securities in order to determine whether such securities are suitable for purchase by the Zero Coupon Series.

  Because it does not make periodic interest payments, a Zero Coupon Obligation normally trades at a price significantly less than face value, often referred to as a "deep discount." The size of this discount depends upon the final maturity of the Zero Coupon Obligation and current market interest rates. Investment return consists of the difference between the face value of the Zero Coupon Obligation (which is paid at the time of maturity, or the payment date in the case of coupons) and the price at which the Zero Coupon Obligation was acquired. Investment return is normally expressed in terms of a compounded rate of return, which is calculated as though there were an automatic reinvestment of current earnings at a rate of return that is "locked in" at the time of initial investment.

  As with any fixed income investment, when interest rates decline, the market value of an investment made at higher yields can be expected to rise. Conversely, when interest rates rise, the market value of an investment made at lower yields can be expected to decline. Because they "automatically reinvest" current earnings, investments in Zero Coupon Obligations eliminate the risk of being unable to reinvest current earnings at a rate as high as the implicit yield on the Zero Coupon Obligations; conversely, they forego the ability to reinvest at higher rates should market interest rates rise in the future.

  The value of the Zero Coupon Obligations acquired by the Portfolio, and therefore the value of shares in the Portfolio, may be subject to greater fluctuations in response to changing market interest rates than the value of debt obligations that pay interest currently. The degree of fluctuation with interest rate changes is typically greater when the period to maturity is longer.

  It is the policy of the Zero Coupon Series to invest as great a portion of its assets as is practicable in Zero Coupon Obligations. Any Zero Coupon Obligations purchased will mature within one year of the Portfolio liquidation date. A portion of the Zero Coupon Series may be invested in interest-bearing debt obligations in order to make effective use of cash reserves pending investments in the securities described above, pending liquidation and to permit the payment of current operating expenses of the Zero Coupon Series.

  On the liquidation date of the Portfolio, all of the securities held by the Portfolio will be sold and all outstanding shares of the Portfolio will be redeemed. As explained in the prospectus for the Contracts, the redemption proceeds will, except as otherwise directed by Contract owners, be used to purchase shares of the Money Market Series.

RISK FACTORS

  The Zero Coupon Series seeks to realize a higher yield than would be obtained simply by maintaining the Zero Coupon Series' initial investments. The Zero Coupon Series is actively managed by MFS to take advantage of trading opportunities that may exist from time to time due to price and yield distortions resulting from changes in the supply and demand characteristics or perceived differences in quality or liquidity characteristics of the securities available for purchase by the Zero Coupon Series. There is a corresponding risk that, to the extent that this strategy is unsuccessful, the initial yield objective will not be met.

  As described above, Zero Coupon Obligations, if held to maturity, provide a predictable yield. However, in light of the fluctuation in the market value of the Zero Coupon Obligations that occurs with changes in market interest rates, Contract owners who desire to attain the growth rate anticipated at the time of investment must plan to leave their Account Values invested in Portfolio shares until the Portfolio matures. Any Contract owner who transfers his or her Account Values in the Portfolio prior to the Portfolio liquidation date is likely to achieve quite a different investment return than the return that was anticipated on the date the investment was made, and may even suffer a loss.

DETERMINATION OF NET ASSET VALUE

  The Net Asset Value of the shares of the Zero Coupon Series will be determined in accordance with the procedures set forth at page 55 of this Prospectus. This determination will be made at the close of regular trading on the New York Stock Exchange on each day the Exchange is open for trading. MFS also will calculate the compounded annual yield that would result if all securities in the Portfolio were held until the liquidation date or until their maturity dates, if earlier (with the proceeds reinvested until the liquidation date). This is the anticipated yield for the Portfolio on a given date. It can also be expressed as the amount to which an investment of $10,000 is predicted to grow by the Portfolio liquidation date. To the extent permitted by regulations of the Securities and Exchange Commission, MFS will furnish both of these numbers on request.

  The calculation of a Portfolio's anticipated yield assumes that (a) all dividends and disbursements will be reinvested and (b) the expense ratio and portfolio composition of a Portfolio remains unchanged for the life of that Portfolio. Factors such as MFS' investment skills and changes in the economy's interest rate structure will determine how closely the return actually realized by a Contract owner matches the anticipated yield if such owner's Account Value remains invested in a Portfolio's shares and all dividends and distributions are reinvested until the Portfolio matures.

                            PORTFOLIO TRANSACTIONS

  The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain, and maintain the availability of, execution at the most favorable prices and in the most effective manner possible. Consistent with the foregoing primary consideration, the Conduct Rules of the National Association of Securities Dealers, Inc. and such other policies as the Trustees may determine, MFS may consider the sale of Contracts, and thus the sale of Series Fund shares through the allocation of purchase payments under the Contracts, together with the sale of shares of funds in the MFS Family of Funds, as a factor in the selection of broker-dealers to execute the Series Fund's portfolio transactions. The Adviser and the Sub-Advisers also have the ability to direct portfolio security transactions to broker-dealers in consideration of the payment of certain Series Fund expenses. As discussed under "Condensed Financial Information" above, certain series have had portfolio turnover rates that exceed 100%. A relatively high level of portfolio activity (i.e., in excess of 100%) involves greater expenses, including higher transaction and brokerage costs, to the Series. For a further discussion of portfolio trading, see the SAI.

                            INVESTMENT RESTRICTIONS

  The SAI includes a listing of specific investment restrictions and a discussion of investment policies applicable to the series. The specific investment restrictions listed in the SAI may not be changed without shareholder approval, unless otherwise indicated. If a percentage restriction or a rating restriction on investments or utilization of assets is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the Series Fund's portfolio securities or a change in the rating of a portfolio security will not be considered a violation of policy.

                            NON-DIVERSIFIED STATUS

  The High Yield Series, Managed Sectors Series, Utilities Series, World Asset Allocation Series, World Governments Series, World Growth Series and World Total Return Series are "non-diversified" as that term is defined in the 1940 Act, so that the proportion of their assets that may be invested in the securities of any one issuer is limited only by the series' own investment restrictions and the diversification requirements of the Internal Revenue Code of 1986, as amended. Since these series may invest a relatively high percentage of their assets in a limited number of issuers, they will be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which they invest.

                       4. MANAGEMENT OF THE SERIES FUND

  The Series Fund's Board of Trustees provides broad supervision over the affairs of the Series Fund. MFS is responsible for the management of each series' assets (including supervision of the Sub-Advisers), and the officers of the Series Fund are responsible for the Series Fund's operations.

  INVESTMENT ADVISER--MFS, a Delaware corporation, 500 Boylston Street, Boston, Massachusetts 02116, manages the assets of the Money Market Series, the Government Securities Series, the High Yield Series and the Capital Appreciation Series pursuant to an Investment Advisory Agreement dated May 24, 1985 and manages the assets of the Conservative Growth Series and the Zero Coupon Series pursuant to an Investment Advisory Agreement dated July 23, 1986. MFS manages the assets of the World Governments Series, Total Return Series and Managed Sectors Series pursuant to an Investment Advisory Agreement dated January 26, 1988; manages the assets of the World Growth Series and Utilities Series pursuant to Investment Advisory Agreements dated November 1, 1993; manages the assets of the Research Series, World Asset Allocation Series and World Total Return Series pursuant to Investment Advisory Agreements dated September 16, 1994; manages the assets of the Emerging Growth Series pursuant to an Investment Advisory Agreement dated May 1, 1995; manages the assets of each of the MFS/Foreign & Colonial Series pursuant to separate Investment Advisory Agreements each dated September 1, 1995; and manages the assets of the Value Series pursuant to an Investment Advisory Agreement dated May 1, 1996. MFS manages the assets of the Research Growth and Income Series pursuant to an Investment Advisory Agreement to be dated on or about May 12, 1997.

  Under the Advisory Agreements, the Adviser provides each series of the Series Fund with overall investment advisory services. The portfolio manager(s) of each series and his/her position with MFS are shown below.

       SERIES                              PORTFOLIO MANAGERS
       ------                              ------------------
Money Market and Zero  Geoffrey L. Kurinsky, a Senior Vice President MFS, has
 Coupon                been employed by the Adviser as a portfolio manager since
                       1987.
Government Securities  D. Richard Smith, a Vice President of MFS, has been employed by the Adviser as a portfolio manager since
                       1993. Prior to 1993, Mr. Smith was a Vice President at
                       Salomon Brothers, Inc.
High Yield             Bernard Scozzafava, a Vice President of MFS, has been
                       employed by the Adviser as a portfolio manager since
                       1989.
Capital Appreciation   Paul M. McMahon, a Senior Vice President of MFS, has been
                       employed by the Adviser as a portfolio manager since
                       1981.
Conservative Growth    John D. Laupheimer, Jr., a Senior Vice President of MFS
                       since 1981. Kevin R. Parke, a Senior Vice President of
                       MFS, has been employed by the Adviser as a portfolio
                       manager since 1985. Mitchell D. Dynan, a Vice President
                       of MFS, has been employed by the Adviser as a portfolio
                       manager since 1986.
World Governments      Stephen C. Bryant, a Senior Vice President of MFS, has
                       been employed by the Adviser as a portfolio manager since
                       1987.
Total Return           David M. Calabro, a Vice President of MFS, has been
                       employed by the Adviser as a portfolio manager since
                       1992. Prior to 1992, Mr. Calabro was an analyst and
                       sector portfolio manager with Fidelity Investments.

        SERIES                              PORTFOLIO MANAGERS
        ------                              ------------------
                        Geoffrey L. Kurinsky, a Senior Vice President of MFS, has
                        been employed by the Adviser as a portfolio manager since
                        1987.
Managed Sectors         Kenneth J. Enright, a Vice President of MFS, has been
                        employed by the Adviser as a portfolio manager since
                        1986.
Emerging Growth         John W. Ballen, a Senior Vice President of MFS, has been
                        employed by the Adviser as a portfolio manager since
                        1984. Toni Y. Shimura, a Vice President of MFS, has been
                        employed by the Adviser as a portfolio manager since
                        1987.
Utilities               Maura A. Shaughnessy, a Vice President of MFS has been
                        employed by the Adviser as a portfolio manager since
                        1991.
World Asset Allocation  James T. Swanson, a Senior Vice President of MFS, has
                        been employed by the Adviser as a portfolio manager since
                        1985. David R. Mannheim, a Senior Vice President of MFS,
                        has been employed by the Adviser as a portfolio manager
                        since 1988. Joan S. Batchelder, a Senior Vice President
                        of MFS, has been employed by the Adviser as a portfolio
                        manager since 1978. Geoffrey L. Kurinsky, a Senior Vice
                        President of MFS, has been employed by the Adviser as a
                        portfolio manager since 1987. John F. Brennan, Jr., a
                        Senior Vice President of MFS, has been employed by the
                        Adviser as a portfolio manager since 1985. Leslie J.
                        Nanberg, a Senior Vice President of MFS, has been
                        employed by the Adviser as a portfolio manager since
                        1980.
World Total Return      Frederick J. Simmons, a Senior Vice President of MFS, has
                        been employed by the Adviser as a portfolio manager since
                        1971.


Value                     John F. Brennan, Jr., a Senior Vice President of MFS, has
                          been employed by the Adviser as a portfolio manager since
                          1985.
Research and Research     These Series are managed by a committee comprised of
 Growth and Income        various equity research analysts.
MFS/Foreign & Colonial    See "Sub-Advisers to the MFS/Foreign & Colonial Series"
 International Growth     below.
MFS/Foreign & Colonial    See "Sub-Advisers to the MFS/Foreign & Colonial Series"
 International Growth     below.
 and Income
MFS/Foreign & Colonial    See "Sub-Advisers to the MFS/Foreign & Colonial Series"
 Emerging Markets Equity  below.
World Growth              See description immediately below.

  The World Growth Series' assets are allocated by the Adviser among: domestic (i.e., U.S.) growth companies; foreign developed markets (e.g., Western European countries) growth companies; and foreign emerging markets (e.g., South American and Pacific Rim countries) growth companies.

  The World Growth Series' assets allocated to domestic growth companies are managed by John W. Ballen, Senior Vice President, Toni Y. Shimura, Vice President, and David R. Mannheim, Senior Vice President of the Adviser, each of whom has been employed by the Adviser as a portfolio manager since 1984, 1987 and 1988, respectively.

  The World Growth Series' assets allocated to foreign developed markets growth companies are managed by a committee of investment research analysts. This committee includes investment analysts employed not only by the Adviser but also by MFS International (U.K.) Limited, a wholly owned subsidiary of MFS, and investment analysts employed by FCM and FCEM, with which MFS has entered into a strategic alliance, as described below. This portion of the World Growth Series' assets are further allocated among countries and industries by the analysts acting together as a group. Individual analysts are then responsible for selecting what they view as the securities best suited to meet the World Growth Series' investment objective within their assigned geographic and industry responsibility.

  The World Growth Series' assets allocated to foreign emerging markets growth securities are managed by Dr. Arnab Kumar Banerji, Chief Investment Officer of FCEM. Dr. Banerji has been employed by FCEM as a portfolio manager since 1993. Prior to 1993, Dr. Barerji served as Joint Head of Emerging Markets for Citibank Global Asset Management since 1989.

  Subject to such policies as the Trustees may determine, the Adviser makes investment decisions for each series of the Series Fund. For these services, the Adviser receives a fee computed and paid monthly at an annual rate equal to:

                                                MANAGEMENT FEE AS A % OF
SERIES                                      AVERAGE DAILY NET ASSETS ("ADNA")
------                                      ---------------------------------
Money Market.......................... 0.50%
Government Securities................. 0.55%
High Yield............................ 0.75%
Capital Appreciation.................. 0.75% of the first $1 billion of ADNA
                                       0.675% of ADNA in excess of $1 billion
Conservative Growth................... 0.55%
World Governments..................... 0.75% of the first $300 million of ADNA
                                       0.675% of ADNA in excess of $300 million
Total Return.......................... 0.75% of the first $300 million of ADNA
                                       0.675% of ADNA in excess of $300 million
                                        but less than $1 billion
                                       0.60% of ADNA in excess of $1 billion
Managed Sectors....................... 0.75% of the first $300 million of ADNA
                                       0.675% of ADNA in excess of $300 million
Zero Coupon........................... 0.25%
World Growth.......................... 0.90%
Research.............................. 0.75% of the first $300 million of ADNA
                                       0.675% of ADNA in excess of $300 million
Utilities............................. 0.75% of the first $300 million of ADNA
                                       0.675% of ADNA in excess of $300 million
World Asset Allocation................ 0.75% of the first $300 million of ADNA
                                       0.675% of ADNA in excess of $300 million
World Total Return.................... 0.75% of the first $300 million of ADNA
Emerging Growth....................... 0.75% of the first $300 million of ADNA
                                       0.675% of ADNA in excess of $300 million
MFS/Foreign & Colonial International
 Growth............................... 0.975% of the first $500 million of ADNA
                                       0.925% of ADNA in excess of $500 million
MFS/Foreign & Colonial International
 Growth and Income.................... 0.975% of the first $500 million of ADNA
                                       0.925% of ADNA in excess of $500 million
MFS/Foreign & Colonial Emerging
 Markets Equity*...................... 1.25%
Value................................. 0.75% of the first $300 million of ADNA
                                       0.675% of ADNA in excess of $300 million
Research Growth and Income............ 0.75%

--------
* MFS has voluntarily agreed to reduce the series' management fee to 0% of average daily net assets. This voluntary fee reduction may be rescinded or changed at any time without notice to shareholders as to fees accruing after the date of such rescission.

  For the Series Fund's fiscal year ended December 31, 1996 the Series Fund's Adviser received fees under the investment advisory agreements as follows:

                                                            MANAGEMENT
                                       MANAGEMENT          FEES WAIVED
                                      FEES PAID FOR       BY ADVISER FOR
                                       FISCAL YEAR    %    FISCAL YEAR
SERIES                                 ENDED 1996   ADNA    ENDED 1996   % ADNA
------                                ------------- ----- -------------- ------
Money Market.........................  $1,658,426   0.50%      N/A        N/A
Government Securities................   2,121,808   0.55%      N/A        N/A
High Yield...........................   1,252,812   0.75%      N/A        N/A
Capital Appreciation.................   7,006,502   0.75%      N/A        N/A
Conservative Growth..................   2,320,310   0.55%      N/A        N/A
World Governments....................   1,091,953   0.75%      N/A        N/A
Total Return.........................   8,228,127   0.68%      N/A        N/A
Managed Sectors......................   1,729,822   0.75%      N/A        N/A
Zero Coupon..........................      11,094   0.25%      N/A        N/A
World Growth.........................   1,633,811   0.90%      N/A        N/A
Research.............................   1,401,185   0.75%      N/A        N/A
Utilities............................     418,966   0.75%      N/A        N/A
World Asset Allocation...............     390,024   0.75%      N/A        N/A
World Total Return...................     194,413   0.75%      N/A        N/A
Emerging Growth......................     956,932   0.61%    $225,349     0.14%
MFS/Foreign & Colonial International
 Growth and Income...................     185,572   0.78%      44,482     0.19%
MFS/Foreign & Colonial International
 Growth(1)...........................      N/A       N/A       14,479    0.975%
MFS/Foreign & Colonial Emerging Mar-
 kets Equity(2)......................      N/A       N/A       11,151     1.25%
Value(1).............................      N/A       N/A       27,382     0.75%

--------
(1) From the commencement of investment operations on June 3, 1996.
(2) From the commencement of investment operations on June 5, 1996.

  MFS also serves as investment adviser to each of the funds in the MFS Family of Funds and to certain other registered investment companies established by MFS and/or Sun Life of Canada (U.S.). MFS Institutional Advisors, Inc., a wholly owned subsidiary of MFS, provides investment advice to substantial private clients. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $51.5 billion on behalf of 2.4 million investor accounts as of March 31, 1997, consisting of approximately $18.9 billion of assets invested in fixed income funds or portfolios, approximately $3.9 billion in foreign securities and approximately $27.9 billion in equity securities. MFS is a subsidiary of Sun Life of Canada (U.S.), which, in turn, is a wholly owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life"). The Directors of MFS are A. Keith Brodkin, Arnold D. Scott, Donald A. Stewart, John D. McNeil and Jeffrey L. Shames. Messrs. Brodkin, Shames and Scott are the Chairman, the President and the Secretary and a Senior Executive Vice President, respectively, of MFS, and Messrs. McNeil and Stewart are the Chairman and President, respectively, of Sun Life. Sun Life, a mutual life insurance company, is one of the largest international life insurance companies in the world and has been operating in the United States since 1895. The executive officers of MFS report directly to the Chairman of Sun Life.

  John D. McNeil is the Chairman and a Trustee of the Series Fund and David D. Horn is a Trustee of the Series Fund. Both are directors and/or officers of Sun Life, Sun Life of Canada (U.S.) and Sun Life (N.Y.). Stephen E. Cavan, James R. Bordewick, Jr., W. Thomas London and James O. Yost are officers of the Series Fund and of MFS.

  STRATEGIC ALLIANCE--MFS has established a strategic alliance with FCM. The ownership of FCM is discussed below under "Sub-Advisers to the MFS/Foreign Colonial Series." As part of this alliance, the portfolio managers and investment analysts of MFS and FCM share their views on a variety of investment related issues, such as the economy, securities markets, portfolio securities and their issuers, investment recommendations, strategies and techniques, risk analysis, trading strategies and other portfolio management matters. MFS has access to the extensive international equity investment expertise of FCM, and FCM has access to the extensive U.S. equity investment expertise of MFS. MFS and FCM each have investment personnel working in each other's offices in Boston and London respectively.

  In certain instances there may be securities which are suitable for the Series Fund's portfolio as well as for portfolios of other clients of MFS or clients of FCM. Some simultaneous transactions are inevitable when several clients receive investment advice from MFS and FCM, particularly when the same security is suitable for more than one client. While in some cases this arrangement could have a detrimental effect on the price or availability of the security as far as a Series is concerned, in other cases, however, it may produce increased investment opportunities for a Series.

  SUB-INVESTMENT ADVISERS--The Advisory Agreements with respect to the MFS/Foreign & Colonial Series and the World Growth Series permit the Adviser from time to time to engage one or more sub-advisers to assist in the performance of its services. MFS has engaged the following sub-advisers with respect to these series:

SUB-ADVISERS TO THE MFS/FOREIGN & COLONIAL SERIES

  The Adviser has engaged FCM, a company incorporated under the laws of England and Wales (see "Strategic Alliance" above), located at Exchange House, Primrose Street, London EC2A 2NY, United Kingdom, as sub-adviser to render advisory services to the MFS/Foreign & Colonial Series. FCM is a wholly owned subsidiary of Hypo Foreign & Colonial Management (Holdings) Ltd. ("Hypo F&C"). Sixty-five percent of the outstanding voting securities of Hypo F&C is owned by Hypo (U.K.) Holdings Ltd., which is a wholly owned subsidiary of HYPO-BANK (Bayerische Hypotheken-und Wechsel-Bank AG), the oldest publicly listed, and fifth largest, commercial bank in Germany, founded in 1835. The remaining thirty-five percent is owned by four closed-end, publicly listed investment trusts managed by FCM, including Foreign & Colonial Investment Trust PLC (which has a 30.5 percent interest). FCM has a history of money management dating from 1868 and the establishment of the world's oldest closed-end fund, Foreign & Colonial Investment Trust PLC. As of December 31, 1996, FCM managed approximately U.S. $42 billion of assets.

  Under separate Sub-Advisory Agreements between the Adviser and FCM, each dated September 1, 1995 (the "Sub-Advisory Agreements"), the Adviser may delegate to FCM the authority to make investment decisions for each of the MFS/Foreign & Colonial Series. It is presently intended that FCM will provide portfolio management services for all of the assets of the International Growth Series and the Emerging Markets Equity Series and for the equity portion of the assets of the International Growth and Income Series. For its services, the Adviser pays FCM a management fee, computed and paid monthly, in an amount equal to 0.80% and 1.00% of the average daily net assets of the International Growth Series and the Emerging Markets Equity Series, respectively, on an annualized basis and 0.75% of the average daily net assets managed by FCM of the International Growth and Income Series on an annualized basis. As described under "Strategic Alliance" above, the Adviser and FCM have agreed to cooperate in distributing, advising and managing investment products throughout the world. In this arrangement they anticipate that certain expenses and revenues relating to their cooperative activities, including investment advisory fees received from the series and certain expenses incurred by MFS, FCM and their affiliates attributable to their services to the series, will be shared. FCM has voluntarily agreed to waive the management fee with respect to the Emerging Markets Equity Series. This waiver may be rescinded at any time without notice to shareholders as to fees accruing after the date of such rescission, although FCM has agreed not to rescind the waiver as long as MFS continues to waive its fees.

  Each Sub-Advisory Agreement permits FCM from time to time to engage one or more sub-advisers to assist in the performance of its services. Pursuant to each Sub-Advisory Agreement, FCM has engaged FCEM, a company incorporated under the laws of England and Wales, located at Exchange House, Primrose Street, London EC2A, 2NY, United Kingdom, as sub-adviser to render advisory services to the MFS/Foreign & Colonial Series. FCEM is a subsidiary of FCM. FCEM serves as the investment adviser to public closed-end and open-end funds and segregated accounts specializing in emerging markets. As of December 31, 1996, FCEM managed approximately U.S.$4.7 billion of assets invested in emerging markets.

  Under separate Sub-Advisory Agreements between FCM and FCEM, each dated September 1, 1995, FCM may delegate to FCEM the authority to make investment decisions for each of the MFS/Foreign & Colonial Series. It is presently intended that FCEM will provide portfolio management services for the portion of the assets of the series invested in emerging markets securities. For its services, FCM pays FCEM a management fee, computed and paid monthly, in an amount equal to 1.00% of the average daily net assets managed by FCEM of each series on an annualized basis. FCEM has voluntarily agreed to waive the management fee with respect to the Emerging Markets Equity Series. This waiver may be rescinded at any time without notice to shareholders as to fees accruing after the date of such recision, although FCEM has agreed not to rescind the waiver as long as MFS continues to waive its fees.

  The identity and background of the portfolio managers for each of the MFS/Foreign & Colonial Series is set forth below.

  International Growth Series--Ian K. Wright, Director of the Board of FCM, Atul Patel, Assistant Director and Global Funds Manager of FCM and June Scott, Global Funds Manager of FCM, are the series' portfolio managers. Mr. Wright has been employed as a portfolio manager by FCM since 1981. Mr. Patel has been employed by FCM as a portfolio manager since 1994 before which he was employed by Bankers Trust Investment Management as Investment Manager since 1992 and by Gartmore Investment Management as Global Fund Manager since 1990. Ms. Scott has been employed by FCM as a portfolio manager since 1995, before which she completed her MBA at the

London Business School. Prior to completing her MBA, Ms. Scott worked as a Quantitative Portfolio Analyst in the Equity Research Group at J.P. Morgan Investment Management in London.

  International Growth and Income Series--Chilton Thomson, Chief Investment Officer of FCM, Atul Patel, Assistant Director and Global Funds Manager of FCM, and Richard O. Hawkins, a Senior Vice President of the Adviser, are the series' portfolio managers. Mr. Thomson has been employed by FCM as a portfolio manager since 1994 before which he was employed by Bankers Trust Investment Management as Chief International Investment Officer since 1992 and by Gartmore Investment Management as International Director since 1989. Mr. Patel has been employed by FCM as a portfolio manager since 1994 before which he was employed by Bankers Trust Investment Management as Investment Manager since 1992 and by Gartmore Investment Management as Global Fund Manager since 1990. Mr. Hawkins has been employed by the Adviser as a portfolio manager since 1988.

  Emerging Markets Equity Series--Dr. Arnab Kumar Banerji, Chief Investment Officer of FCEM, and Jefferey Chowdry, a Director of FCEM, are the series' portfolio managers. Dr. Banerji has been employed by FCEM as a portfolio manager since 1993 before which he served as Joint Head of Emerging Markets for Citibank Global Asset Management since 1989. Mr. Chowdry has been employed by FCEM as a portfolio manager since 1994, before which he was a portfolio manager at BZW Investment Management.

SUB-ADVISERS TO THE WORLD GROWTH SERIES

  The Adviser has engaged FCM and FCEM as sub-advisers to the World Growth Series. FCM and FCEM are described above under "Strategic Alliance" and "Sub-Advisers to the MFS/Foreign & Colonial Series."

  Under the sub-investment advisory agreement between FCM and the Adviser dated May 1, 1996, the Adviser may delegate to FCM the authority to make investment decisions for the World Growth Series. It is intended that FCM, through FCEM, will provide portfolio management services for assets of the World Growth Series to be invested in emerging markets. For its services, the Adviser pays FCM an annual management fee computed and paid monthly, in an amount equal to 1.00% on an annualized basis of the average daily net asset value of the World Growth Series' assets managed by FCM.

  The terms of the sub-advisory agreement with FCM (the "FCM Agreement") permit FCM from time to time to engage one or more sub-advisers to assist in the performance of its services. FCM has entered into a sub-advisory agreement with FCEM, dated May 1, 1996, under which FCM may delegate to FCEM FCM's obligations under the FCM Agreement, reflecting the fact that FCEM is the FCM affiliate that has the investment expertise in emerging markets. For these services, FCM pays FCEM a sub-advisory fee equal to 1.00% on an annualized basis of the average daily net asset value of the assets of the World Growth Series managed by FCEM. The Agreement with FCEM is substantially identical to the FCM Agreement.

  ADMINISTRATOR--MFS provides each series with certain administrative services pursuant to a Master Administrative Services Agreement dated March 1, 1997. Under this Agreement, MFS provides each series with certain financial, legal, compliance, shareholder communications and other administrative services. As a partial reimbursement for the cost of providing these services, each Series pays MFS an administrative fee up to 0.015% per annum of the series' average daily net assets, provided that the administrative fee is not assessed on series' assets that exceed $3 billion.

EXPENSES

  The Series Fund pays the compensation of the four Trustees who are not affiliated with MFS or Sun Life of Canada (U.S.) as well as certain of its other expenses and fees, including governmental fees, taxes, brokerage expenses, fees and expenses of legal counsel, independent auditors, any shareholder servicing agent, dividend disbursing agent and the custodian and expenses of preparing, printing and mailing materials to shareholders and government authorities, in certain cases subject to limited reimbursement by MFS (see "Management of the Series Fund" in the SAI). Expenses which are not attributable to a specific series are allocated among the series in a manner believed to be fair and equitable to each.

  Subject to termination or revision at the sole discretion of MFS, MFS has agreed to bear the expenses of the MFS/Foreign & Colonial Emerging Markets Equity Series and the Research Growth and Income Series such that each such series' "Total Operating Expenses," which are defined to include all series' expenses except for interest, taxes, brokerage commissions and extraordinary expenses, do not exceed 1.50% per annum of its average daily net assets (the "Maximum Percentage"). The obligation of MFS to bear these expenses terminates on the last day of the series' fiscal year in which such series' "Total Operating Expenses" are less than or equal to the Maximum Percentage.

POTENTIAL CONFLICTS

  Shares of the Series Fund may be offered to Variable Accounts established by Sun Life of Canada (U.S.), Sun Life (N.Y.) and their affiliated companies to fund benefits under both variable annuity and variable life insurance products. The Series Fund does not anticipate any disadvantage to contract owners arising out of its simultaneous funding of both variable annuity and variable life insurance contracts. Such conflict could occur due to a change in laws affecting the operation of variable life and/or variable annuity separate accounts or for some other reason. The management of the Series Fund intends to monitor events in order to identify any material conflicts among the interests of variable annuity contract owners and the interests of variable life insurance contract owners and to determine what action, if any, should be taken in response. In addition, if Sun Life of Canada (U.S.) and/or Sun Life (N.Y.) believe the Series Fund's response to any such events or conflicts is insufficient to protect contract owners, they will take additional appropriate action. Such action might include withdrawal by one or more separate accounts of their investment in the Series Fund, which could force the Series Fund to liquidate portfolio securities at disadvantageous prices.

        5. ADDITIONAL INFORMATION WITH RESPECT TO SHARES OF EACH SERIES

PURCHASES

  Sun Life of Canada (U.S.) and Sun Life (N.Y.) buy shares of each series at their net asset value without a sales charge for their Variable Accounts through the allocation of purchase payments made under Contracts issued by Sun Life of Canada (U.S.) and Sun Life (N.Y.) in accordance with the allocation instructions received from owners of the Contracts.

NET ASSET VALUE, DIVIDENDS AND DISTRIBUTIONS

  The Net Asset Value of each series is determined as of the close of regular trading on the New York Stock Exchange on each day the Exchange is open for trading.

  MONEY MARKET SERIES--All the Net Income, as defined in the SAI, of the Money Market Series is declared as a dividend to its shareholders at the time of such determination. Shares purchased become entitled to dividends declared as of the first day following the date of investment. Dividends are distributed on the last business day of each month. If paid in the form of additional shares, dividends are paid at the rate of one share (and fraction thereof) for each one dollar (and fraction thereof) of dividend income attributable to the Money Market Series.

  Securities held by the Money Market Series are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value for the purposes of complying with the 1940 Act. This valuation method will continue to be used until such time as the Trustees determine that it does not constitute fair value for such purposes. Since the Net Income of the Money Market Series is declared as a dividend each time the Net Income of that series is determined, the net asset value per share of that series (i.e., the value of the net assets of that series divided by the number of its shares outstanding) remains at $1.00 per share immediately after each such determination and dividend declaration.

  It is expected that the Money Market Series will have a positive Net Income at the time of each determination thereof. If for any reason the Net Income determined at any time is a negative amount the Series Fund will first offset the negative amount against the dividends declared during the month and will then, to the extent necessary, reduce the number of its outstanding shares by treating each shareholder of that series as having contributed to the capital of that series that number of full and fractional shares in the account of such shareholder which represents his proportion of the negative amount. Each shareholder of the Money Market Series will be deemed to have agreed to such contribution in these circumstances by his investment in that series. This procedure will permit the net asset value per share of the Money Market Series to be maintained at a constant $1.00 per share. There can be no assurance that the Money Market Series will be able to maintain a stable net asset value of $1.00 per share, other than by such offset of dividends or reduction in the number of shares in a shareholder account.

  ALL SERIES OTHER THAN THE MONEY MARKET SERIES.--With respect to these series, determination of the net asset value per share is made by deducting the liabilities of that series from the value of its assets and dividing the difference by the number of its shares outstanding. Equity securities in the portfolio of a series are normally valued at the last sale price during regular hours on the exchange on which they are primarily traded or on the NASDAQ system for unlisted national market issues, or at the last quoted bid price for unlisted securities or listed securities in which there were no sales during that day. Debt securities of U.S. issuers (other than short-term obligations) in any of these portfolios are normally valued on the basis of valuations provided by a pricing service since such valuations are believed to reflect the fair value of such securities. Valuations provided by the pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Forward Contracts will be valued using a pricing model taking into consideration market data from an external pricing service. Use of the pricing services has been approved by the Board of Trustees. Short-term obligations in any of these portfolios (i.e., obligations maturing in not more than sixty days) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer supplied valuations. All other securities, futures contracts and options in the series' portfolio (other than short-term obligations) for which the principal market is one or more securities or commodities exchanges (whether domestic or foreign) will be valued at the last reported sale price or at the settlement price prior to the determination (or if there has been no current sale, at the closing bid price) on the primary exchange on which such securities, futures contracts or options are traded; but if a securities exchange is not the principal market for securities, such securities will, if market quotations are readily available, be valued at current bid prices, unless such securities are reported on the NASDAQ system, in which case they are valued at the last sale price or, if no sales occurred during that day, at the last quoted bid price. Portfolio securities and other assets for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

  All investments and assets are expressed in U.S. dollars based upon current currency exchange rates.

  The Conservative Growth Series, High Yield Series, Government Securities Series, Research Growth and Income Series, World Governments Series, Total Return Series, Zero Coupon Series and Utilities Series receive dividends, interest or other earnings from substantially all of their investments. Substantially all of the net income of all series (other than the Money Market Series, which is discussed above) is paid to their shareholders as a dividend at least annually. Each series will also distribute its net profits from the sale of securities, if any, on at least an annual basis.

  DISTRIBUTIONS--The Variable Accounts can choose to receive distributions from the Series Fund in either cash or additional shares. It is expected that the Variable Accounts will choose to receive distributions in additional shares. If the Variable Accounts choose to receive distributions in cash, they will reinvest the cash in the Series Fund to purchase additional shares at their net asset value.

TAX STATUS

  Each series and each portfolio of the Zero Coupon Series is treated as a separate entity for federal income tax purposes. In order to minimize the taxes each series or portfolio would otherwise be required to pay, each individual series or portfolio of the Series Fund intends to qualify and elect to be treated as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code of 1986, as amended, (the "Code") and to distribute all of its net investment income and realized capital gains to its shareholders in accordance with the timing requirements imposed by the Code, and it should therefore pay no federal income tax.

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REDEMPTIONS

  Sun Life of Canada (U.S.) and Sun Life (N.Y.) will redeem shares of each series held in their Variable Accounts as they deem necessary to make benefit or surrender payments under the terms of their Contracts. Redemptions are processed on any day on which the net asset value of the Series Fund is calculated and are effected at the net asset value next determined after the redemption order is received.

  The Series Fund may suspend the right of redemption with respect to the shares of any series only under the following unusual circumstances: when the New York Stock Exchange is closed or trading is restricted; when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or during any period when the Securities and Exchange Commission has by order permitted a suspension of redemptions for the protection of shareholders.

EXCHANGE PRIVILEGE

  Shares of any series of the Series Fund may be exchanged for shares of any other series of the Series Fund (if shares of that series are available for purchase) at net asset value so as to facilitate exchanges among Sub-Accounts of the Variable Accounts as described in the prospectuses for the Variable Accounts. Such exchanges are treated as a redemption of shares in one series and a purchase of shares in one or more of the other series. If a substantial portion of any series' shares should be redeemed within a short period, the series might have to liquidate portfolio securities it might otherwise hold and also incur the additional costs related to such transactions.

  Neither the Series Fund nor the Variable Accounts are designed for professional market timing organizations or other entities using programmed and frequent transfers. The Variable Accounts, in coordination with the Series Fund, reserve the right to temporarily or permanently refuse exchange requests if, in the Adviser's judgment, a series would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a series and therefore may be refused. Investors should consult the appropriate Variable Account prospectus that accompanies this prospectus for information on other specific limitations on the transfer privilege.

DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

  The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value) and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Series Fund. The Series Fund presently has twenty series of shares and has reserved the right to create additional series of shares. Each share of a series represents an equal proportionate interest in that series with each other share of that series. Shares of each series participate equally in the earnings, dividends and assets of that series or portfolio. Shares when issued are fully paid and non-assessable. Shareholders are entitled to one vote for each share held. Shares of each series are entitled to vote separately to approve investment advisory agreements or changes in investment restrictions, but shares of all series would vote together in the election of Trustees and selection of accountants. Upon liquidation of the Series Fund, shareholders of each series would be entitled to share pro rata in the net assets of their respective series available for distribution to shareholders.

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  The Series Fund is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of any series of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Series Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Series Fund and provides for indemnification and reimbursement of expenses out of the Series Fund property for any shareholder held personally liable for the obligations of the Series Fund. The Series Fund's Declaration of Trust also provides that it shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Series Fund, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability would be limited to circumstances in which both inadequate insurance existed and the Series Fund itself was unable to meet its obligations.

CONTENTS OF SAI

  The Series Fund's SAI contains more detailed information about the Series Fund, including information related to (i) the Series Fund's investment policies and restrictions, (ii) its Trustees, officers, investment adviser and sub-investment advisers, (iii) portfolio transactions and brokerage commissions, (iv) the Series Fund's shares, including rights and liabilities of shareholders, and (v) various services and privileges provided by the Series Fund for the benefit of its shareholders. The following audited financial statements of the Series Fund are incorporated in the SAI by reference from the Series Fund's Annual Report to shareholders for the year ended December 31, 1996: Portfolios of Investments at December 31, 1996; Statements of Assets and Liabilities at December 31, 1996; Statements of Operations for the year ended December 31, 1996; and Statements of Changes in Net Assets for the years ended December 31, 1996 and December 31, 1995.

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                                  APPENDIX A

                          DESCRIPTION OF INSTRUMENTS

  AMERICAN DEPOSITARY RECEIPTS--American Depositary Receipts ("ADRs") are certificates issued by a U.S. depository (usually a bank) and represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depository which has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositories. Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The depository of an unsponsored ADR, on the other hand, is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. Each series that invests in foreign securities may invest in either type of ADR. Although the U.S. investor holds a substitute receipt of ownership rather than direct stock certificates, the use of the depository receipts in the United States can reduce costs and delays as well as potential currency exchange and other difficulties. These series may purchase securities in local markets and direct delivery of these ordinary shares to the local depository of an ADR agent bank in the foreign country. Simultaneously, the ADR agents create a certificate which settles at the series' custodian in five days. Each such series may also execute trades on the U.S. markets using existing ADRs. Because ADRs trade on United States securities exchanges, the Adviser does not treat them as foreign securities. However, they are subject to many of the risks of foreign securities. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security. ADRs may also be subject to exchange rate risks if the underlying foreign securities are traded in foreign currency.

  BANKERS' ACCEPTANCES--Bankers' acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

  BRADY BONDS--Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Mexico, Uruguay, Venezuela, Costa Rica, Dominican Republic, Ecuador, Jordan, Argentina, Nigeria, Panama, Brazil, Bulgaria, Poland and the Philippines. Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter secondary markets. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of

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

principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

  CERTIFICATES OF DEPOSIT--Certificates of deposit are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified rate of return, and are normally negotiable. An investment in certificates of deposit issued by foreign branches of U.S. or Canadian-chartered banks ("Eurodollar CD's") may be subject to risks in addition to those incurred by an investment in debt obligations issued in the United States. Such risks may include future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the Eurodollar CD's, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of the principal of and interest on the Eurodollar CD's. Also, Eurodollar CD's are not insured by the Federal Deposit Insurance Corporation.

  COLLATERALIZED MORTGAGE OBLIGATIONS AND MULTI-CLASS PASS-THROUGH SECURITIES-- Collateralized mortgage obligations ("CMOs") are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by certificates issued by the Government National Mortgage Association, the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation but also may be collateralized by whole loans or private mortgage pass-through securities (such collateral collectively hereinafter referred to as "Mortgage Assets"). Multi-class pass-through securities are equity interests in a trust composed of Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include multi-class pass-through securities. Payments of principal of and interest on the Mortgage Assets and any reinvestment income thereon provide the funds to pay debt service on the CMOs or make scheduled distributions on the multi-class pass-through securities. CMOs may be issued by agencies or instrumentalities of the United States government or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

  In a CMO, a series of bonds or certificates is usually issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayment on a Mortgage Asset may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which the series invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated under several classes of a series of a CMO in innumerable ways. In a common structure, payments of principal, including any principal prepayment, on the Mortgage Assets are applied to the classes of the series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full.

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

  Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. Planned amortization class CMOs ("PAC Bonds") generally require payments of the specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment of such securities having the highest priority after interest has been paid to all classes.

  COMMERCIAL PAPER--Commercial paper refers to promissory notes issued by corporations in order to finance their short-term credit needs.

  CONVERTIBLE BONDS--Convertible bonds are bonds which, at the option of the holder, are convertible into other securities of the issuer, usually into equity securities.

  CORPORATE ASSET-BACKED SECURITIES--Corporate asset-backed securities are issued by trusts and special purpose corporations and are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties.

  Corporate asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. The underlying assets (e.g., loans) are also subject to prepayments which shorten the securities' weighted average life and may lower their return.

  As noted above, corporate asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. The series will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

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

  CORPORATE OBLIGATIONS--Corporate obligations include bonds and notes issued by corporations in order to finance long-term credit needs. The Money Market Series will invest only in corporate obligations which have a maturity when purchased of less than 13 months.

  EMERGING MARKET SECURITIES--Emerging market securities are securities of issuers whose principal activities are located in emerging market countries. Emerging market countries include any country determined by the Adviser or a Sub-Adviser to have an emerging market economy, taking into account a number of factors, including whether the country has a low- to middle-income economy according to the International Bank for Reconstruction and Development, the country's foreign currency debt rating, its political and economic stability and the development of its financial and capital markets. The Adviser or a Sub-Adviser determines whether an issuer's principal activities are located in an emerging market country by considering such factors as its country of organization, the principal trading market for its securities and the source of its revenues and assets. The issuer's principal activities generally are deemed to be located in a particular country if: (a) the security is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; (b) the issuer is organized under the laws of, and maintains a principal office in, that country; (c) the issuer has its principal securities trading market in that country; (d) the issuer derives 50% or more of its total revenues from goods sold or services performed in that country; or (e) the issuer has 50% or more of its assets in that country.

  The risks of investing in foreign securities may be intensified in the case of investments in emerging markets. Securities prices in emerging markets can be significantly more volatile and less liquid than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

  These securities may be considered speculative and, while generally offering higher income and the potential for capital appreciation, may present significantly greater risk. Emerging markets may have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of a series is uninvested and no return is earned thereon. The inability of a series to make intended security purchases due to settlement problems could cause the series to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the series due to subsequent declines in values of the portfolio securities, a decrease in the level of liquidity in the series' portfolio, or, if the series has entered into a contract to sell the security, possible liability to the purchaser. Certain markets may require payment for securities before delivery, and in such markets the series bears the risk that the securities will not be delivered and that the series' payments will not be returned.

  Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. A series could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to a series of any restrictions on investments.

  Investment in certain foreign emerging market debt obligations may be restricted or controlled to varying degrees. These restrictions or controls may at times preclude investment in certain foreign emerging market debt obligations and increase the expenses of a Series.

  FOREIGN SECURITIES--Investing in foreign securities involves considerations and risks not typically associated with investing in U.S. markets. Such investments may be favorably or unfavorably affected by changes in interest rates, currency exchange rates and exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the U.S. or abroad) or changed circumstances between nations. There may be less publicly-available information about a foreign company than about a domestic company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of U.S. companies. Foreign securities markets, while growing in volume, have substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. Fixed brokerage commissions and other transaction costs are generally higher than in the United States. There is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. In addition, investments in foreign countries could be affected by other factors generally not thought to be present in the United States, including the possibility of heavy taxation, political or social instability, limitations on the removal of funds or other assets of the series, expropriation of assets, diplomatic developments adverse to U.S. investors and difficulties in enforcing contractual obligations, and could be subjected to extended settlement periods.

  As a result of its investments in foreign securities, a series may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated. In that event, the series may promptly convert such currencies into dollars at the current exchange rate. Under certain circumstances, however, such as where the Adviser believes that the applicable exchange rate is unfavorable at the time the currencies are received or the Adviser anticipates, for any other reason, that the exchange rate will improve, the series may hold such currencies for an indefinite period of time. The series may also hold foreign currency in anticipation of purchasing foreign securities.

  While the holding of currencies will permit a series to take advantage of favorable movements in the applicable exchange rate, it also exposes the series to risk of loss if such rates move in a direction adverse to the series' position. Such losses could reduce any profits or increase any losses sustained by the series from the sale or redemption of securities, and could reduce the dollar value of interest or dividend payments received. Costs may also be incurred in connection with conversions between various currencies.

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  GOVERNMENT BACKED TRUST CERTIFICATES--Government backed trust certificates
("GBTs") are obligations of certain private trusts formed for the purpose of refinancing certain foreign government loans. The assets of the trust typically include (a) a foreign government loan (the "Note"), 90% of principal and interest payments on which are backed by a full faith and credit guaranty of the United States government and (b) a beneficial interest in a trust holding direct obligations of the United States government, calculated to provide amounts equal to at least 10% of all principal and interest payments on the Note. Funds scheduled to be received from these assets are calculated to cover all scheduled distributions on the GBTs.

  INDEXED SECURITIES--The value of indexed securities is linked to foreign currencies, interest rates, commodities, indices, or other financial indicators. Most indexed securities are short to intermediate term fixed-income securities whose values at maturity (i.e., principal value) or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself.

  The performance of indexed securities depends to a great extent on the performance of the securities, currencies, or other instruments to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

  LOANS, LOAN PARTICIPATIONS AND OTHER DIRECT INDEBTEDNESS--By purchasing a loan or loan participation, the series acquires some or all of the interest of a bank or other lending institution in a loan to a corporate, government, or other borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may be in default at the time of purchase. The series may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default. Certain of the loan participations acquired by a series may involve revolving credit facilities or other standby financing commitments which obligate the series to pay additional cash on a certain date or on demand.

  The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Loan participations and other direct indebtedness may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the series may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. For a further discussion of loan participations and the risks related to transactions therein, see the SAI Appendix.

  MORTGAGE PASS-THROUGH SECURITIES--Mortgage pass-through securities are securities representing interests in "pools" of mortgage loans. Monthly payments of interest and principal by the individual borrowers on mortgages are passed through to the holders of the securities (net of fees paid to the issuer or guarantor of the securities) as the mortgages in the underlying mortgage pools are paid off. The average life of mortgage pass-throughs are variable when issued because their average lives depend on prepayment rates. The average life of these securities is likely to be substantially shorter than their stated final maturity as a result of unscheduled principal prepayment. Prepayments on underlying mortgages result in a loss of anticipated interest, and all or part of a premium if any has been paid, and the actual yield (or total return) to the series may be different than the quoted yield on the securities. Mortgage prepayments generally increase with falling interest rates and decrease with rising interest rates. Like other fixed income securities, when interest rates rise the value of a mortgage pass-through security generally will decline; however, when interest rates are declining, the value of mortgage pass-through securities with prepayment features may not increase as much as that of other fixed-income securities. Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) will be guaranteed by either the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA); or guaranteed by agencies or instrumentalities of the U.S. Government but not guaranteed by the U.S. Government (such as the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"). Mortgage pass-through securities may also be issued by nongovernmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers). Some of these mortgage pass-through securities may be supported by various forms of insurance or guarantees.

  REPURCHASE AGREEMENTS--Repurchase agreements are agreements by which a person purchases a security and simultaneously commits to resell that security to the seller (such as a member bank of the Federal Reserve System or recognized securities dealer) at an agreed upon price on an agreed upon date. The repurchase price may be higher than the purchase price, the difference being income to the series, or the purchase and repurchase price may be the same, with interest at a standard rate due to the Series together with the repurchase price on repurchase. In either case, the income to the Series is unrelated to the coupon rate or maturity of the purchased security. Such transactions afford an opportunity for a series to earn a return on available cash. However the series may be subject to various delays and risks of loss (including risk of decline in market value of the underlying securities) if the seller is unable to meet its obligation to repurchase. In evaluating whether to enter into a repurchase agreement the Adviser will carefully consider the creditworthiness of the seller and will follow guidelines regarding the determination of creditworthiness established by the Board of Trustees of the Series Fund. A series may enter into repurchase agreements only with member banks of the Federal Reserve System, member firms (or subsidiaries thereof) of the New York Stock Exchange, recognized primary U.S. Government Securities dealers or other institutions that the Adviser has determined to be of comparable credit-worthiness, unless otherwise indicated.

  The repurchase agreement provides that in the event the seller fails to pay the price agreed upon on the agreed upon delivery date or upon demand, as the case may be, the series will have the right to liquidate the securities. If at the time the series is contractually entitled to exercise its right to liquidate the securities, the seller is subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order, the series' exercise of its right to liquidate the securities may be delayed and result in certain losses and costs to the Series. The Series Fund has adopted and follows procedures which are intended to minimize the risks of repurchase agreements. For example, a series only enters into repurchase agreements after the Adviser has determined that the seller is creditworthy, and the Adviser monitors that seller's creditworthiness on an ongoing basis. Moreover, under such agreements, the value of the securities (which are marked to market every business day) is required to be greater than the repurchase price, and the series has the right to make margin calls at any time if the value of the securities falls below the agreed upon margin.

  RESTRICTED SECURITIES--Restricted securities are securities that are subject to legal or contractual restrictions on resale, including securities which cannot be sold to the public without registration under the Securities Act of 1933 (the "Securities Act"). Unless registered for sale, such securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration, such as pursuant to Rule 144A under the Securities Act for offers and sales to "qualified institutional buyers". Consequently, there may be a more limited trading market for these securities and market quotations may be less readily available. However, as to certain restricted securities, a substantial market of qualified institutional buyers may develop pursuant to Rule 144A ("Rule 144A Securities"). A determination is made based upon a continuing review of the trading markets for the specific Rule 144A Security that such securities are readily marketable. The Board of Trustees has adopted guidelines and delegated to the Adviser the daily function of determining and monitoring liquidity of Rule 144A Securities. The Board, however, retains oversight, focusing on factors such as valuation, liquidity and availability of information. Investing in Rule 144A Securities could have the effect of decreasing the level of liquidity in a series to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A Securities held in the series' portfolio. As a result, the series might not be able to sell these securities when the Adviser wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities. A series may invest in restricted securities as to which the Board has made such a determination of ready marketability, to the extent consistent with its investment objectives. Where the Board has not made such a determination, investments in restricted securities are subject to the series' investment restrictions on investments in securities that are not readily marketable.

  STRIPPED MORTGAGE-BACKED SECURITIES--Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities issued by agencies or instrumentalities of the United States Government or by private originators of, or investors in, mortgage loans including savings and loan associations, mortgage banks, commercial banks and investment banks. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of Mortgage Assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the Mortgage Assets while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest only or "IO" class) while the other class will receive all of the principal (the principal only or "PO" class). The yield to maturity on an IO is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying Mortgage Assets, and a rapid rate of principal payments may have a material adverse effect on such securities' yield to maturity. If the underlying Mortgage Assets experience more than anticipated prepayments of principal, a series may fail to fully recoup its initial investment in these securities. The market value of the class consisting primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.

  U.S. GOVERNMENT SECURITIES--U.S. Government Securities include: (1) U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance: U.S. Treasury bills (maturity

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of one year or less), U.S. Treasury notes (maturities of one to 10 years), and
U.S. Treasury bonds (generally maturities of greater than 10 years), all of which are backed by the full faith and credit of the United States; and (2) obligations issued or guaranteed by U.S. Government agencies or instrumentalities, some of which are backed by the full faith and credit of the U.S. Treasury, e.g., direct pass-through certificates of the Government National Mortgage Association ("GNMA"); some of which are supported by the right of the issuer to borrow from the U.S. government, e.g., obligations of Federal Home Loan Banks; some of which are backed only by the credit of the issuer itself, e.g., obligations of the Student Loan Marketing Association;
and some of which are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations, e.g., obligations of the Federal National Mortgage Association ("FNMA"). Agencies and instrumentalities of the U.S. Government are established under the authority of an act of Congress and include, but are not limited to, in addition to those mentioned above, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, Federal Intermediate Credit Banks, Federal Land Banks, the Federal Home Loan Mortgage Corporation, the Small Business Administration, the Resolution Funding Corporation, the Financing Corporation, and the Federal Agricultural Mortgage Corporation.

  No assurance can be given that the U.S. Government will provide financial support to instrumentalities sponsored by the U.S. Government as it is not obligated by law, in certain instances, to do so.

  WARRANTS--Warrants are certificates giving the holder the right, either for a specified period of time or indefinitely, to purchase a security at a stipulated price.

  ZERO COUPON BONDS, DEFERRED INTEREST BONDS AND PIK BONDS--Zero coupon and deferred interest bonds are debt obligations which are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon bonds do not require the periodic payment of interest and deferred interest bonds provide for a period of delay before the regular payment of interest begins. PIK bonds are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates and/or credit quality than debt obligations which make regular payments of interest. A series will accrue income on such investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the series' distribution obligations.

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                                  APPENDIX B

                             INVESTMENT TECHNIQUES

LENDING OF PORTFOLIO SECURITIES

  The Conservative Growth Series, Emerging Growth Series, Research Growth and Income Series, Research Series, Total Return Series, Utilities Series, Value Series, World Asset Allocation Series, World Governments Series, World Total Return Series and World Growth Series and the MFS/Foreign & Colonial Series may seek to increase their income by lending portfolio securities to the extent consistent with present regulatory policies, including those of the Board of Governors of the Federal Reserve System and the Securities and Exchange Commission. Such loans may be made to member banks of the Federal Reserve System and to member firms (and subsidiaries thereof) of the New York Stock Exchange (unless otherwise indicated) and would be required to be secured continuously by collateral, including cash, U.S. Government Securities, or an irrevocable letter of credit maintained on a current basis at an amount at least equal to the market value of the securities loaned. A series would have the right to call a loan and obtain the securities loaned at any time on customary industry settlement notice (which will usually not exceed five days). For the duration of a loan, the series would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from the investment of the collateral. A series would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the investment adviser to be of good standing, and when, in the judgment of the investment adviser, the consideration which could be earned currently from securities loans of this type justified the attendant risk. If the investment adviser determines to make securities loans, it is intended that the value of the securities loaned would not exceed 30% of the value of a series' total assets.

MORTGAGE "DOLLAR ROLL" TRANSACTIONS

  The Government Securities Series, High Yield Series, Total Return Series, Utilities Series, World Asset Allocation Series, World Governments Series and World Total Return Series may enter into mortgage "dollar roll" transactions with selected banks and broker-dealers pursuant to which the series sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. The series will only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. During the roll period, the series foregoes principal and interest paid on the mortgage-backed securities. The series is compensated for the lost interest by the difference between the current sales price and the lower price for the futures purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. The series may also be compensated by receipt of a commitment fee.

  In the event that the party with whom a series contracts to repurchase substantially similar securities on a future date fails to deliver such securities, the series may not be able to obtain such

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securities at the price specified in such contract and thus may not benefit from the price differential between the current sales price and the repurchase price. The market value of securities purchased by the series may decline below the price of securities that the series has sold but is obligated to repurchase under the agreement. Under the terms of these transactions, the securities purchased may have different prepayment characteristics and both the series and the dealer may be permitted to over or underdeliver the aggregate principal amount of the securities by 2%.

OPTIONS, FUTURES AND FORWARD CONTRACTS

  Certain series may enter into transactions in options, futures and forward contracts on a variety of instruments and indexes, in order to protect against declines in the value of portfolio securities or increases in the cost of securities or other assets to be acquired and, subject to applicable law, to increase the series' gross income. The types of instruments that may be purchased and sold by each series and the permissible purposes of these transactions are described in the series' statement of investment objectives and policies. Among other risks, the trading of options, futures contracts and forward contracts entails the risk that, if the Adviser's judgment as to the general direction of interest or exchange rates is incorrect, the series' overall performance may be poorer than if it had not entered into any such contract. For example, if the series has hedged against the possibility of an increase in interest rates, and rates instead decline, the series will lose part or all of the benefit of the increased value of the securities being hedged, and may be required to meet ongoing daily variation margin payments. The SAI Appendix, which should be read in conjunction with the following section, contains a further discussion of the nature of the transactions which may be entered into and the risks associated therewith.

  OPTIONS ON SECURITIES AND SECURITIES INDICES

  The Capital Appreciation Series, Emerging Growth Series, Government Securities Series, Managed Sectors Series, Research Growth and Income Series, Utilities Series, Value Series, World Asset Allocation Series, World Governments Series, World Growth Series and World Total Return Series and the MFS/Foreign & Colonial Series may write (sell) "covered" call and put options and purchase call and put options on securities or securities indices. These transactions may be designed for the purpose of increasing a series' return on such securities and/or to protect the value of its portfolio. In particular, where the series writes an option which expires unexercised or is closed out by the series at a profit, it will retain the premium paid for the option (less related transaction costs) which will increase its gross income and will offset in part the reduced value of the portfolio security underlying the option, or the increased cost of portfolio securities to be acquired. In contrast, however, if the price of the underlying security or index moves adversely to the series' position, the option may be exercised and the series will be required to purchase or sell the underlying security or index at a disadvantageous price, which may only be partially offset by the amount of the premium. The series may also write combinations of put and call options on the same security, known as "straddles." Such transactions can generate additional premium income but also present increased risk.

  By writing a call option on a security, the series limits its opportunity to profit from any increase in the market value of the underlying security, since the holder will usually exercise the call option when the market value of the underlying security exceeds the exercise price of the call. However, the series retains the risk of depreciation in value of securities on which it has written call options.

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  A series may also purchase put or call options in anticipation of market fluctuations which may adversely affect the value of its portfolio or the prices of securities that the series wants to purchase at a later date, or, in the case of an option on a stock index, to attempt to reduce the risk of missing a market or industry segment advance. In the event that the expected market fluctuations occur, the series may be able to offset the resulting adverse effect on its portfolio, in whole or in part, through the options purchased. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the series upon exercise or liquidation of the option, and, unless the price of the underlying security changes sufficiently, the option may expire without value to the series.

  "Yield curve" options are options on the yield "spread," or yield differential between two securities. In contrast to other types of options a yield curve option is based on the difference between the yields of designated securities rather than the actual prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease. Yield curve options will be "covered" but could involve additional risks, as discussed in the SAI Appendix.

  FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

  The Capital Appreciation Series, Emerging Growth Series, Government Securities Series, Managed Sectors Series, Research Growth and Income Series, Utilities Series, Value Series, World Asset Allocation Series, World Governments Series, World Growth Series, World Total Return Series and the MFS/Foreign & Colonial Series may enter into contracts for the purchase or sale for future delivery of securities, securities indexes or currency ("futures contracts"). These instruments may be used for hedging purposes, in order to protect the series' current or intended investments from a decline in value due to changes in exchange rates or interest rates or declines in the stock market, and for non-hedging purposes subject to applicable law. With respect to hedging purposes, if an anticipated decrease in the value of portfolio securities or currency occurs as a result of market movements, the adverse effects of such changes may be offset, in whole or in part, by gains on the sale of futures contracts. Conversely, the increased cost of portfolio securities to be acquired may be offset, in whole or in part, by gains on futures contracts purchased. The series will incur brokerage fees when it purchases and sells futures contracts, and will be required to maintain margin deposits. In addition, futures contracts entail risks. Although the Adviser believes that use of such contracts will benefit the series, if its investment judgment about the general direction of exchange rates, interest rates or the stock market is incorrect, the series' overall performance may be poorer than if it had not entered into any such contract and the series may realize a loss. The series will not enter into any futures contract if immediately thereafter the value of securities and other obligations underlying all such futures contracts would exceed 50% of the value of its total assets.

  These series may also purchase and write options on such futures contracts. Purchases of options on futures contracts may present less risk in hedging the series' portfolio than the purchase or sale of the underlying futures contracts since the potential loss is limited to the amount of the premium plus related transaction costs, although it may be necessary to exercise the option to realize any profit, which results in the establishment of a futures position. The writing of options on futures contracts, however, does not present less risk than the trading of futures contracts and will constitute only a partial hedge, up to the amount of the premium received. In addition, if an option is exercised, the

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series may suffer a loss on the transaction. These transactions may also be used for non-hedging purposes, to the extent permitted by applicable law.

  In order to assure that the series will not be deemed to be a "commodity pool" for purposes of the Commodity Exchange Act, regulations of the Commodity Futures Trading Commission (the "CFTC") require that the series enter into transactions in futures contracts and options on futures contracts only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions does not exceed 5% of the liquidation value of the series' assets. In addition, the series must comply with the requirements of various state securities laws in connection with such transactions.

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS ("FORWARD CONTRACTS")

  The Capital Appreciation Series, Emerging Growth Series, Managed Sectors Series, Research Growth and Income Series, Research Series, Utilities Series, Value Series, World Asset Allocation Series, World Governments Series, World Growth Series, World Total Return Series and the MFS/Foreign & Colonial Series may enter into contracts for the purchase or sale of a specific currency at a future date at a price set at the time of the contract (a "forward contract"). Forward contracts may be entered into for hedging and non-hedging purposes. Hedging purposes include seeking to minimize the risk to the series from adverse changes in the relationship between the U.S. dollar and foreign currencies. Transactions in forward contracts entered into for hedging purposes may include forward purchases or sales of foreign currencies for the purpose of protecting the dollar value of securities denominated in a foreign currency or protecting the dollar equivalent of interest or dividends to be paid on such securities. The series may also enter into forward contracts for "cross hedging" purposes, e.g., the purchase or sale of a forward contract on one type of currency as a hedge against adverse fluctuations in the value of a second type of currency. By entering into such transactions, however, the series may be required to forgo the benefits of advantageous changes in exchange rates. Certain series may also enter into transactions in forward contracts for other than hedging purposes. For example, if the Adviser believes that the value of a particular foreign currency will increase or decrease relative to the value of the U.S. dollar, a series may purchase or sell such currency, respectively, through a forward contract. If the expected changes in the value of the currency occur, the series will realize profits which will increase its gross income. Where exchange rates do not move in the direction or to the extent anticipated, such series may sustain losses which will reduce its gross income. Such transactions may be considered speculative and could involve significant risk of loss, as set forth below. Forward contracts are traded over-the- counter, and not on organized commodities or securities exchanges; as a result, such contracts operate in a manner distinct from exchange-traded instruments, and their use involves certain risks beyond those associated with transactions in future contracts or options traded on exchanges. The series have established procedures consistent with statements of the Securities and Exchange Commission (the "SEC") and its staff regarding the use of forward contracts by registered investment companies, which requires use of segregated assets or "cover" in connection with the purchase and sale of such contracts.

  Forward contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, such contracts operate in a manner distinct from exchange-traded instruments, and their use involves certain risks beyond those associated with transactions in the futures and options contracts described above.

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  OPTIONS ON FOREIGN CURRENCIES

  The Emerging Growth Series, Research Growth and Income Series, Utilities Series, Value Series, World Asset Allocation Series, World Governments Series, World Growth Series, World Total Return Series and the MFS/Foreign & Colonial Series may purchase and write options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. As in the case of other types of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the series may be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the series' position, it may forfeit the entire amount of the premium paid for the option plus related transaction costs. The series may also choose to, or be required to, receive delivery of the foreign currencies underlying options on foreign currencies it has entered into. Under certain circumstances, such as where the Adviser or a Sub-Adviser believes that the applicable exchange rate is unfavorable at the time the currencies are received, or the Adviser or Sub-Adviser anticipates for any other reason that the exchange rate will improve, the series may hold such currencies for an indefinite period of time. (See "Appendix A--Foreign Securities" for information on the risks associated with holding foreign currency.)

  RISKS OF TRANSACTIONS IN OPTIONS, FUTURES CONTRACTS AND FORWARD
CONTRACTS: Even where a series enters into transactions in futures contracts, options on futures contracts, forward contracts and options for hedging purposes, such transactions do involve certain risks. For example, a lack of correlation between the index or instrument underlying an option, futures contract or forward contract and the assets being hedged, or unexpected adverse price movements, could render the series' hedging strategy unsuccessful and could result in losses. "Cross hedging" transactions may involve greater correlation risks. In addition, there can be no assurance that a liquid secondary market will exist for any contract purchased or sold, and the series may be required to maintain a position until exercise or expiration, which could result in the series' being unable to control losses. As noted, certain series may also enter into transactions in such instruments (except for options on foreign currencies) for other than hedging purposes (subject to applicable law), including speculative transactions, which involve greater risk. In particular, in entering into such transactions, a series may experience losses which are not offset by gains on other portfolio positions, thereby lowering the series' return and the loss from investing in certain futures transactions is potentially unlimited. In addition, the markets for such instruments may be extremely volatile from time to time, as discussed in the SAI Appendix, which could increase the risks incurred by the series in entering into such transactions. Gains and losses on investments in such instruments depend on the ability of the Adviser or Sub-Adviser to predict correctly the direction of stock prices, interest rates or other economic factors affecting market conditions and incorrect decisions by the Adviser or Sub-Adviser may cause a series to experience losses or otherwise reduce its return.

  Transactions in options may be entered into on U.S. exchanges regulated by the SEC, in the over-the-counter market and on foreign exchanges, while forward contracts may be entered into only in the over-the-counter market. Futures contracts and options on futures contracts may be entered into on U.S. exchanges regulated by the Commodity Futures Trading Commission (the "CFTC") and on foreign exchanges. The securities underlying options and futures contracts traded by a series may include domestic as well as foreign securities. Investors should recognize that transactions involving

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foreign securities or foreign currencies, and transactions entered into in foreign countries, may involve considerations and risks not typically associated with investing in U.S. markets.

SWAPS AND RELATED TRANSACTIONS

  The Research Growth and Income Series, World Asset Allocation Series, World Governments Series, World Total Return Series and the MFS/Foreign & Colonial Series may enter into interest rate swaps, currency swaps and other types of available swap agreements (such as caps, collars and floors), as one way of managing their exposure to different types of investments. These transactions involve the exchange by a series with another party of cash payments based upon different interest rate indexes, currencies, and other prices or rates, such as the value of mortgage prepayment rates. For example, in the typical interest rate swap, the series might exchange a sequence of cash payments based on a floating rate index for cash payments based on a fixed rate. Payments made by both parties to a swap transaction are based on a principal amount determined by the parties.

  These series may also purchase and sell caps, floors and collars. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the counterparty. For example, the purchase of an interest rate cap entitles the buyer, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the counterparty selling such interest rate cap. The sale of an interest rate floor obligates the seller to make payments to the extent that a specified interest rate falls below an agreed-upon level. A collar arrangement combines elements of buying a cap and selling a floor.

  Swap agreements will tend to shift a Series' investment exposure from one type of investment to another. For example, if a series agreed to exchange payments in dollars for payments in foreign currency, in each case based on a fixed rate, the swap agreement would tend to decrease a Series' exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Series' investments and its share price and yield.

  Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a series' performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. A series may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions.

  Swaps, caps, floors and collars are highly specialized activities which involve certain risks different from those associated with ordinary portfolio transactions. See the SAI Appendix for further information on, and the risks involved in, these activities.

"WHEN-ISSUED" SECURITIES

  The Emerging Growth Series, Government Securities Series, High Yield Series, Research Growth and Income Series, Utilities Series, Value Series, World Asset Allocation Series, World Governments Series, World Growth Series, World Total Return Series and the MFS/Foreign & Colonial Series may

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purchase securities on a "when-issued" or on a "forward delivery" basis, which means that the obligations will be delivered at a future date usually beyond customary settlement time. The commitment to purchase a security for which payment will be made on a future date may be deemed a separate security. Although a series is not limited to the amount of securities for which it may have commitments to purchase on such basis, it is expected that under normal circumstances, a series will not commit more than 30% of its assets to such purchase. A series does not pay for the securities until received or start earning interest on them until the settlement date. In order to invest its assets immediately, while awaiting delivery of securities purchased on such basis, a series will normally invest in short-term securities that offer same-day settlement and earnings, but that may bear interest at a lower rate than longer term securities.

  When a series commits to purchase a security on a "when issued" or "forward delivery" basis it will set up a segregated account consistent with the statements of the SEC referred to above under "Forward Foreign Currency Exchange Contracts." While the series do not intend to make such purchases for speculative purposes and intend to adhere to the provisions of the SEC policy, purchases of securities on such bases may involve more risk than other types of purchases. For example, if a series determines it is necessary to sell the "when issued" or "forward delivery" securities before delivery, it may incur a gain or a loss because of market fluctuations since the time the commitment to purchase such securities was made.

                                  APPENDIX C

DESCRIPTION OF STANDARD & POOR'S RATINGS SERVICES ("S&P"), FITCH INVESTORS SERVICE, INC. ("FITCH") AND MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") HIGHEST COMMERCIAL PAPER RATINGS AND BOND RATINGS:

 A-1 AND P-1 COMMERCIAL PAPER RATINGS

  Description of S&P and Moody's highest commercial paper ratings:

    The rating "A" is the highest commercial paper rating assigned by S&P and issues so rated are regarded as having the greatest capacity for timely payment. Issues in the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. The A-1 designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those A-1 issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

    The rating P-1 is the highest commercial paper rating assigned by Moody's. Issuers rated P-1 have a superior ability for repayment. P-1 repayment capacity will normally be evidenced by the following characteristics: (1) leading market positions in well established industries; (2) high rates of return on funds employed; (3) conservative capitalization structure with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity.

 BOND/DEBT RATINGS

  The ratings of S&P, Fitch and Moody's represent their opinions as to the quality of various debt instruments. It should be emphasized, however, that ratings are not absolute standards of quality.

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Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.

 S&P DEBT RATINGS

  AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

  AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

  A: Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

  BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

  BB, B, CCC, CC and C: Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

  BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

  B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

  CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

  CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

  C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

  CI: The rating CI is reserved for income bonds on which no interest is being paid.

  D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

  Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

  NR: indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

 FITCH'S BOND RATINGS

  AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

  AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA'. Because bonds rated in the "AAA' and "AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+'.

  A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

  BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

  BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

  B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

  CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

  CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

  C: Bonds are in imminent default in payment of interest or principal.

  Plus (+) Minus (-) Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA' category.

  NR indicates that Fitch does not rate the specific issue.

  Conditional: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

  Suspended: A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

  Withdrawn: A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

  FitchAlert: Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for potential downgrade, or "Evolving", where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

 MOODY'S BOND RATINGS

  Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

  A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

  Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance or other terms of the contract over any long period of time may be small.

  Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Absence of Rating: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

  Should no rating be assigned, the reason may be one of the following:

    1. An application for rating was not received or accepted.

    2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

    3. There is a lack of essential data pertaining to the issue or issuer.

    4. The issue was privately placed, in which case the rating is not published in Moody's publications.

  Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

  Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                                  APPENDIX D

                               INDUSTRY SECTORS

  The Managed Sectors Series seeks to achieve its investment objective by varying the weighting of its portfolio among the following thirteen industry sectors (i.e., industry groupings):

    (1) AUTOS AND HOUSING SECTOR: companies engaged in the design, production and sale of automobiles, automobile parts, mobile homes and related products, and in the design, construction, renovation and refurbishing of residential dwellings. The value of automobile industry securities is affected by foreign competition, consumer confidence, consumer debt and installment loan rates. The housing construction industry is affected by the level of consumer confidence, consumer debt, mortgage rates and the inflation outlook.

    (2) BASIC MATERIALS AND CONSUMER STAPLES SECTOR: companies engaged in providing consumer goods and services such as: the design, processing, production and storage of packaged, canned, bottled and frozen foods and beverages; and the design, production and sale of home furnishings, appliances, clothing, accessories, cosmetics and perfumes. Certain such companies are subject to government regulation affecting the permissibility of using various food additives and production methods, which regulations could affect company profitability. Also, the success of food- and fashion-related products may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

    (3) DEFENSE AND AEROSPACE SECTOR: companies engaged in the research, manufacture, or sale of products or services related to the defense and aerospace industries, such as: air transport; data processing or computer-related services; communications systems; military weapons and transportation; general aviation equipment, missiles, space launch vehicles and spacecraft; units for guidance, propulsion and control of flight vehicles; and airborne and ground-based equipment essential to the test, operation and maintenance of flight vehicles. Since such companies rely largely on U.S. (and other) governmental demand for their products and services, their financial conditions are heavily influenced by federal (and other governmental) defense spending policies.

    (4) ENERGY SECTOR: companies in the energy field, including oil, gas, electricity and coal as well as nuclear, geothermal, oil shale and solar sources of energy. The business activities of companies comprising this sector may include: production, generation, transmission, marketing, control or measurement of energy or energy fuels; provision of component parts or services to companies engaged in such activities; energy research or experimentation; environmental activities related to the solution of energy problems; and activities resulting from technological advances or research discoveries in the energy field. The value of such companies' securities varies based on the price and supply of energy fuels and may be affected by events relating to international politics, energy conservation, the success of exploration projects, and the tax and other regulatory policies of various governments.

    (5) FINANCIAL SERVICES SECTOR: companies providing financial services to consumers and industry, such as: commercial banks and savings and loan associations; consumer and industrial finance companies; securities brokerage companies; leasing companies; and firms in all segments of the insurance field (such as multiline, property and casualty, and life insurance). These kinds of companies are subject to extensive governmental regulations, some of which regulations are currently being studied by Congress. The profitability of these groups may fluctuate significantly as a result of volatile interest rates and general economic conditions.

    (6) HEALTH CARE SECTOR: companies engaged in the design, manufacture or sale of products or services used in connection with health care or medicine, such as: pharmaceutical companies; firms that design, manufacture, sell or supply medical, dental and optical products, hardware or services; companies involved in biotechnology, medical diagnostic and biochemical research and development; and companies involved in the operation of health care facilities. Many of these companies are subject to government regulation, which could affect the price and availability of their products and services. Also, products and services in this sector could quickly become obsolete.

    (7) INDUSTRIAL GOODS AND SERVICES SECTOR: companies engaged in the research, development, manufacture or marketing of products, processes or services related to the agriculture, chemicals, containers, forest products, non-ferrous metals, steel and pollution control industries, such as: synthetic and natural materials, for example, chemicals, plastics, fertilizers, gases, fibers, flavorings and fragrances; paper; wood products; steel and cement. Certain companies in this sector are subject to regulation by state and federal authorities, which could require alteration or cessation of production of a product, payment of fines or cleaning of a disposal site. In addition, since some of the materials and processes used by these companies involve hazardous components, there are risks associated with their production, handling and disposal. The risk of product obsolescence is also present.

    (8) LEISURE SECTOR: companies engaged in the design, production or distribution of goods or services in the leisure industry, such as: television and radio broadcast or manufacture; motion pictures and photography; recordings and musical instruments; publishing; sporting goods, camping and recreational equipment; sports arenas; toys and games; amusement and theme parks; travel-related services and airlines; hotels and motels; fast food and other restaurants; and gaming casinos. Many products produced by companies in this sector--for example, video and electronic games--may quickly become obsolete.

    (9) RETAILING SECTOR: companies engaged in the retail distribution of home furnishings, food products, clothing, pharmaceuticals, leisure products and other consumer goods, such as: department stores; supermarkets; and retail chains specializing in particular items such as shoes, toys or pharmaceuticals. The value of securities in this sector will fluctuate based on consumer spending patterns, which depend on inflation and interest rates, level of consumer debt and seasonal shopping habits. The success or failure of a particular company in this highly competitive sector will depend on such company's ability to predict rapidly changing consumer tastes.

    (10) TECHNOLOGY SECTOR: companies which are expected to have or develop products, processes or services which will provide or will benefit significantly from technological advances and improvements or future automation trends in the office and factory, such as: semiconductors: computers and peripheral equipment; scientific instruments; computer software; telecommunications; and electronic components, instruments and systems. Such companies are sensitive to foreign competition and import tariffs. Also, many products produced by companies in this sector may quickly become obsolete.

    (11) TRANSPORTATION SECTOR: companies involved in the provision of transportation of people and products, such as: airlines, railroads and trucking firms. Revenues of companies in this sector will be affected by fluctuations in fuel prices resulting from domestic and international events, and government regulation of fares.

    (12) UTILITIES SECTOR: companies in the public utilities industry and companies deriving a substantial majority of their revenues through supplying public utilities such as: companies engaged in the manufacture, production, generation, transmission and sale of gas and electric energy; and companies engaged in the communications field, including telephone, telegraph, satellite, microwave and the provision of other communication facilities to the public. The gas and electric public utilities industries are subject to various uncertainties, including the outcome of political issues concerning the environment, prices of fuel for electric generation, availability of natural gas, and risks associated with the construction and operation of nuclear power facilities.

    (13) FOREIGN SECTOR: companies whose primary business activity takes place outside of the United States. The securities of foreign companies would be heavily influenced by the strength of national economies, inflation levels and the value of the U.S. dollar versus foreign currencies. Foreign investments will be subject to certain risks not generally associated with domestic investments. Such investments may be favorably or unfavorably affected by changes in interest rates, currency exchange rates and exchange control regulations, and costs may be incurred in connection with conversions between currencies. In addition, investments in foreign countries could be affected by less favorable tax provisions, less publicly available information, less securities regulation, political or social instability, limitations on the removal of funds or other assets of the Managed Sectors Series, expropriation of assets, diplomatic developments adverse to U.S. investments and difficulties in enforcing contractual obligations.

  Diversified companies will generally be included in the sector of their predominant industry activity, as determined by the Adviser.

                  PRINCIPAL SECTORS OF THE UTILITIES INDUSTRY

  The principal sectors of the utilities industry in which the Utilities Series may invest are discussed below.

  ELECTRIC--The electric utility industry consists of companies that are engaged principally in the generation, transmission and sale of electric energy, although many also provide other energy-related services. Domestic electric utility companies, in general, recently have been favorably affected by lower fuel and financing costs and the full or near completion of major construction programs. In addition, many of these companies recently have generated cash flows in excess of current operating expenses and construction expenditures, permitting some degree of diversification into unregulated businesses. Some electric utilities have also taken advantage of the right to sell power outside of their traditional geographic areas. Electric utility companies historically have been subject to the risks associated with increases in fuel and other operating costs, high interest costs on borrowings needed for capital construction programs, costs associated with compliance with environmental and safety regulations and changes in the regulatory climate.

  In the U.S., the construction and operation of nuclear power facilities is subject to increased scrutiny by, and evolving regulations of, the Nuclear Regulatory Commission and state agencies having comparable jurisdiction. Increased scrutiny might result in higher operating costs and higher capital expenditures, with the risk that the regulators may disallow inclusion of these costs in rate authorizations or the risk that a company may not be permitted to operate or complete construction of a facility. In addition, operators of nuclear power plants may be subject to significant costs for disposal of nuclear fuel and for the de-commissioning of such plants.

  TELECOMMUNICATIONS--The telephone industry is large and highly concentrated. Companies that distribute telephone services and provide access to the telephone networks comprise the greatest portion of this segment. Telephone companies in the U.S. are still experiencing the effects of the breakup of American Telephone & Telegraph Company, which occurred in 1984. Since 1984, companies engaged in telephone communication services have expanded their non-regulated activities into other businesses, including cellular telephone services, data processing, equipment retailing, computer software and hardware services, and financial services. This expansion has provided significant opportunities for certain telephone companies to increase their earnings and dividends at faster rates than had been allowed in traditionally regulated businesses. Increasing competition, technological innovations and other structural changes, however, could adversely affect the profitability of such utilities.

  GAS--Gas transmission companies and gas distribution companies are also undergoing significant changes. In the U.S., interstate transmission companies are regulated by the Federal Energy Regulatory Commission, which is reducing its regulation of the industry. Many companies have diversified into oil and gas exploration and development, making returns more sensitive to energy prices. In the recent decade, gas utility companies have been adversely affected by disruptions in the oil industry and have also been affected by increased concentration and competition. In the opinion of the Adviser, however, environmental considerations could improve the gas industry outlook in the future. For example, natural gas is the cleanest of the hydrocarbon fuels, and this may result in incremental shifts in fuel consumption toward natural gas and away from oil and coal.

  WATER--Water supply utilities are companies that collect, purify, distribute and sell water. In the U.S. and around the world, the industry is highly fragmented because most of the supplies are owned by local authorities. Companies in this industry are generally mature and are experiencing little or no per capita volume growth.

                                  APPENDIX E

                         PORTFOLIO COMPOSITION CHARTS

                  FOR THE FISCAL YEAR ENDED DECEMBER 31, 1996

  The charts below show the percentages of the Series' assets at December 31, 1996 invested in bonds assigned to the various rating categories by S&P, Moody's (provided only for securities not rated by S&P) and Fitch (provided only for securities not rated by S&P or Moody's) and in unrated bonds determined by the Adviser to be of comparable quality. For a split rated bond, the S&P rating is used, and when an S&P rating is unavailable, secondary sources are selected in the following order: Moody's and Fitch.

                               HIGH YIELD SERIES

                                                                UNRATED
                                                                BONDS OF
                                                               COMPARABLE
RATING                                        COMPILED RATINGS  QUALITY   TOTAL
------                                        ---------------- ---------- -----
AAA/Aaa......................................        --            --       --
AA/Aa........................................        --            --       --
A/A..........................................        --            --       --
BBB/Baa......................................        --            --       --
BB/Ba........................................      12.76%          --     12.76%
B/B..........................................      71.66%         2.70%   74.36%
CCC/Caa......................................       4.33%         0.04%    4.37%
CC/Ca........................................        --            --       --
C/C..........................................        --            --       --
Default......................................       0.60%          --      0.60%
                                                   -----          ----    -----
  Total......................................      89.35%         2.74%   92.09%

                         WORLD ASSET ALLOCATION SERIES

                                                                UNRATED
                                                                BONDS OF
                                                               COMPARABLE
RATING                                        COMPILED RATINGS  QUALITY   TOTAL
------                                        ---------------- ---------- -----
AAA/Aaa......................................       3.37%          --      3.37%
AA/Aa........................................       4.11%          --      4.11%
A/A..........................................        --            --       --
BBB/Baa......................................       0.33%          --      0.33%
BB/Ba........................................       1.68%          --      1.68%
B/B..........................................       7.36%          --      7.36%
CCC/Caa......................................       0.31%          --      0.31%
CC/Ca........................................        --            --       --
C/C..........................................        --            --       --
Default......................................        --            --       --
                                                   -----          ----    -----
  Total......................................      17.16%          --     17.16%

  The charts do not necessarily indicate what the composition of the Series' portfolios will be in subsequent years. Rather, the Series' investment objectives, policies and restrictions indicate the extent to which the Series may purchase securities in the various categories.

SUN-1-5/97/185M
MFS/SUN LIFE SERIES TRUST
An Open-End Management Investment Company

INVESTMENT ADVISER
Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116
(617) 954-5000

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

SHAREHOLDER SERVICING AGENT
MFS Service Center, Inc.
MAILING ADDRESS:
P.O. Box 1024, Boston, MA 02103
BUSINESS ADDRESS:
500 Boylston Street, Boston, MA 02116

AUDITORS
Deloitte & Touche llp
125 Summer Street, Boston, MA 02110

                           MFS/SUN LIFE SERIES TRUST

                STATEMENT OF ADDITIONAL INFORMATION                 MAY 1, 1997

-------------------------------------------------------------------------------


                               TABLE OF CONTENTS

                                                                           PAGE

-------------------------------------------------------------------------------
1.  Definitions                                                             2
-------------------------------------------------------------------------------
2.  Investment Objectives, Policies and Restrictions                        2
-------------------------------------------------------------------------------
3.  Management of the Series Fund                                          15
    Trustees and Officers                                                  15
    Investment Adviser                                                     16
    Administrator                                                          21
    Custodian                                                              21
    Shareholder Servicing Agent                                            22
-------------------------------------------------------------------------------
4.  Independent Accountants and Financial Statements                       22
-------------------------------------------------------------------------------
5.  Additional Information with Respect to Shares of Each Series           23
    Purchases                                                              23
    Exchange Privilege                                                     23
    Net Asset Value, Dividends and Distributions                           23
    Tax Status                                                             25
    Description of Shares, Voting Rights and Liabilities                   25
-------------------------------------------------------------------------------
6.  Portfolio Transactions and Brokerage Commissions                       26
-------------------------------------------------------------------------------
Appendix                                                                   31
-------------------------------------------------------------------------------

This Statement of Additional Information, as amended or supplemented from time to time (the "SAI"), sets forth information which may be of interest to investors but which is not necessarily included in the Series Fund's Prospectus dated May 1, 1997. This SAI should be read in conjunction with the Prospectus, a copy of which may be obtained without charge by contacting the Sun Life Annuity Service Center, P.O. Box 1024, Boston, Massachusetts 02103, telephone (800) 752-7215.

THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                1. DEFINITIONS

"Series Fund"-- MFS/Sun Life Series Trust, a Massachusetts business trust. The
             Series Fund changed its name from "Compass Series Trust" in January, 1985. The shares of each series will be used to fund benefits under variable annuity contracts and variable life insurance contracts.

"Sun Life of Canada (U.S.)"-- Sun Life Assurance Company of Canada (U.S.), a
             Delaware corporation.

"Sun Life (N.Y.)"-- Sun Life Insurance and Annuity Company of New York, a New
             York corporation.

"Contracts"-- Variable annuity and variable life insurance contracts issued by
           Sun Life of Canada (U.S.), Sun Life (N.Y.) or any of their affiliated companies.

"Variable Accounts"-- Variable accounts established by Sun Life of Canada
             (U.S.), Sun Life (N.Y.) and their affiliated companies to fund Contracts.

"MFS" or the "Adviser"-- Massachusetts Financial Services Company, a Delaware
             corporation.

"Prospectus"-- The Prospectus of the Series Fund, dated May 1, 1997, as amended or supplemented from time to time.

              2. INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

                      INVESTMENT OBJECTIVES AND POLICIES

  The investment objectives and policies of the twenty series of the Series Fund are described in the Prospectus. More information about some of the series' investment instruments and techniques can be found in the Appendix to this SAI. There can be no assurance that the investment objectives of any series will be achieved. Shareholder approval is not required to change the investment objectives of any series or the manner in which each series seeks to achieve its objectives.

                            INVESTMENT RESTRICTIONS

  The Series Fund has adopted the following policies which apply to the various series and, except where specifically indicated, cannot be changed with respect to any series without the approval of the holders of a majority of the shares of that series (which, as used in this SAI, means the lesser of (i) 67% or more of the outstanding shares present at a meeting at which holders of more than 50% of the outstanding shares are represented in person or by proxy, or (ii) more than 50% of the outstanding shares):

(1) INVESTMENT RESTRICTIONS THAT APPLY TO THE CAPITAL APPRECIATION SERIES, CONSERVATIVE GROWTH SERIES, GOVERNMENT SECURITIES SERIES, HIGH YIELD SERIES, MANAGED SECTORS SERIES, MONEY MARKET SERIES, TOTAL RETURN SERIES, WORLD GOVERNMENTS SERIES AND ZERO COUPON SERIES.

  None of these series may, except as indicated:

    (1) Enter into repurchase agreements if, as a result of such agreement, more than 10% of the series' total assets valued at the time of the transaction would be subject to repurchase agreements maturing in more than seven days.

    (2) Lend money or securities, provided that the making of time or demand deposits with banks and the purchase of debt securities such as bonds, debentures, commercial paper, repurchase agreements and short-term obligations in accordance with its investment objectives and policies are not prohibited; and provided that the Conservative Growth Series, Total Return Series, World Governments Series and Managed Sectors Series may purchase a portion of an issue of debt securities of types commonly distributed privately to financial institutions, and provided that this shall not prohibit the World Governments Series, Total Return Series or Conservative Growth Series from lending securities in accordance with their investment objectives or the Managed Sectors Series from purchasing convertible debt instruments consistent with its investment objectives. For the purposes of this restriction, the purchase of short-term commercial paper or a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan.

    (3) Borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount up to 1/3 of the value of its total assets, in order to meet redemption requests without immediately selling any portfolio securities (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the total assets of any series falls below an amount equal to three times the amount of its indebtedness for money borrowed, that series will, within three business days, reduce its indebtedness to the extent necessary. No series will borrow for leverage purposes. No series will purchase any investments while borrowings are outstanding. For this purpose a borrowing shall not be deemed the issuance of a senior security.

    (4) Write, purchase or sell puts, calls or combinations thereof, provided however that warrants and convertible securities may be purchased and sold by a series, and provided further that this shall not prevent the Capital Appreciation Series, the Government Securities Series, the World Governments Series or the Managed Sectors Series from writing, purchasing and selling puts, calls or combinations thereof or from purchasing, owning, holding or selling contracts for the future delivery of securities or currencies in accordance with their objectives and policies.

    (5) Purchase or retain the securities of any issuer if any of the members of the Board of Trustees or the Directors and Officers of Sun Life of Canada (U.S.), Sun Life (N.Y.) or MFS own beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

    (6) Invest for the purpose of exercising control or management of another issuer.

    (7) Invest in oil, gas or other mineral exploration or development programs.

    (8) Purchase securities of other investment companies, except that the Government Securities Series may purchase U.S. Government-related Securities in accordance with its investment objectives and policies; and except, as regards the Total Return Series, the World Governments Series and the Managed Sectors Series, by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; and provided, however that the Managed Sectors Series shall not purchase the securities of any investment company if such purchase at the time thereof would cause more than 10% of the series' total assets (taken at market value) to be invested in the securities of such issuers; and provided, further, that these series shall not purchase securities issued by any registered open-end investment company.

    (9) Underwrite securities issued by others except to the extent the series may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

    (10) Make short sales of securities or purchase any securities on margin except to obtain such short term credits as may be necessary for the clearance of transactions; provided that this shall not prevent the Capital Appreciation Series, Government Securities Series, World Governments Series or Managed Sectors Series from making margin deposits in connection with options, Futures Contracts, Options on Futures Contracts, Forward Contracts or options on foreign currencies; and provided that this shall not prevent the Total Return Series, Managed Sectors Series or Conservative Growth Series from making any short sales of securities or selling a security which it does not own if, by virtue of its ownership of other securities, the series has, at the time of sale, a right to obtain securities without payment of further consideration equivalent in kind and amount to the securities sold and provided that if such right is conditional, the sale is made upon the same conditions.

    (11) Invest in commodities or commodity futures contracts or in real estate; except that this restriction shall not prevent the Capital Appreciation Series, Government Securities Series, World Governments Series or Managed Sectors Series from writing, selling or purchasing Futures Contracts, Options on Futures Contracts, Forward Contracts or options on foreign currencies or from holding or selling real estate or mineral leases, commodities or commodity contracts acquired as a result of the ownership of securities in accordance with their investment objectives and policies and provided that this restriction shall not apply to the Conservative Growth Series;

(2) INVESTMENT RESTRICTIONS THAT APPLY ONLY TO THE CAPITAL APPRECIATION SERIES

  The Capital Appreciation Series will operate under the general investment restrictions described above. In addition, the Capital Appreciation Series will not:

    (1) Purchase securities of any issuer (other than obligations of, or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result of such purchase, more than 5% of the value of its assets would be invested in the securities of that issuer.

    (2) Purchase more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks shall each be considered one class.

    (3) Concentrate more than 25% of the value of its assets in any one industry. Water, communications, electric, and gas utilities shall each be considered a separate industry.

    (4) Invest more than 10% of its total assets in securities of issuers which are not readily marketable (including repurchase agreements maturing in more than seven days).

(3) INVESTMENT RESTRICTIONS THAT APPLY ONLY TO THE CONSERVATIVE GROWTH SERIES

  The Conservative Growth Series will operate under the general investment restrictions described above. In addition, the Conservative Growth Series will not:

    (1) Pledge, mortgage or hypothecate an amount of assets which (taken at market value) exceeds 15% of its gross assets (taken at the lower of cost or market value).

    (2) Concentrate more than 25% of the value of its assets in any one industry.

    (3) Purchase securities of any issuer (other than obligations of or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result of such purchase, more than 5% of the value of its assets would be invested in the securities of that issuer.

    (4) Purchase voting securities of any issuer if such purchase, at the time thereof, would cause more than 10% of the outstanding voting securities of such issuer to be held by the Conservative Growth Series; or purchase securities of any issuer if such purchase at the time thereof would cause the Conservative Growth Series to hold more than 10% of any class of securities of such issuer. For this purpose all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class.

    (5) Invest more than 10% of its total assets, taken at market value, in securities of issuers which are not readily marketable (including repurchase agreements maturing in more than seven days).

    (6) Purchase or sell real estate (including limited partnership interests but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein) or mineral leases, commodities or commodity contracts in the ordinary course of its business. The Conservative Growth Series reserves the freedom of action to hold and to sell real estate or mineral leases, commodities or commodity contracts acquired as a result of the ownership of securities, but will not purchase securities for the purpose of acquiring real estate or mineral leases, commodities or commodity contracts.

(4) INVESTMENT RESTRICTIONS THAT APPLY ONLY TO THE GOVERNMENT SECURITIES
SERIES

  The Government Securities Series will operate under the general investment restrictions described above. In addition, the Government Securities Series will not:

    (1) Purchase securities of any issuer (other than obligations of or guaranteed by the U.S. Government, its agencies or instrumentalities that are backed by the full faith and credit of the United States Government) if, as a result of such purchase, more than 10% of the value of its assets would be invested in securities of that issuer (for this purpose, investments in certificates representing individual interests in pools of U.S. Treasury securities will be treated as direct investments in U.S. Treasury obligations).

    (2) Purchase more than 10% of any class of securities of any issuer (for this purpose all indebtedness of an issuer shall be deemed a single class).

    (3) Purchase equity securities or voting securities.

    (4) Purchase interests in pools of mortgages evidenced by direct pass through mortgage certificates if, as a result of such purchase, more than 90% of the value of its assets would be evidenced by direct pass through mortgage certificates.

    (5) Invest in securities of issuers which are not readily marketable (except for repurchase agreements maturing in more than seven days).

(5) INVESTMENT RESTRICTIONS THAT APPLY ONLY TO THE HIGH YIELD SERIES

  The High Yield Series will operate under the general investment restrictions described above. In addition, the High Yield Series will not:

    (1) Purchase securities of any issuer (other than obligations of or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result of such purchase, more than 10% of the value of its assets would be invested in the securities of that issuer.

    (2) Concentrate more than 25% of the value of its assets in any one industry. Water, communications, electric, and gas utilities shall each be considered a separate industry.

    (3) Invest more than 10% of its total assets, taken at market value, in securities of issuers which are not readily marketable (including repurchase agreements maturing in more than seven days).

(6) INVESTMENT RESTRICTIONS THAT APPLY ONLY TO THE MANAGED SECTORS SERIES:

  The Managed Sectors Series will operate under the general investment restrictions described above. In addition, the Managed Sectors Series will not:

    (1) Purchase the securities of any issuer (other than obligations of, or guaranteed by the United States government, its agencies or instrumentalities) if, as to 50% of the series' total assets, such purchase, at the time thereof, would cause more than 5% of its total assets, taken at market value, to be invested in the securities of such issuer.

    (2) Purchase voting securities of any issuer if, as to 50% of the value of the series' assets, such purchase, at the time thereof, would cause more than 10% of the outstanding voting securities of such issuer to be held by the series.

    (3) Invest more than 10% of its total assets, taken at market value, in securities of issuers which are not readily marketable (including repurchase agreements maturing in more than seven days).

  The Managed Sectors Series has also adopted the following nonfundamental investment policy, which may be changed by the series without approval of its shareholders. The series' purchase of warrants will not exceed 5% of its assets. Included within that amount, but not exceeding 2% of assets, may be warrants for which there is no public market. Any such warrants will be valued at their market value, except that warrants which are attached to securities at the time such securities are acquired by the Managed Sectors Series will be deemed to be without value for the purpose of this restriction.

(7) INVESTMENT RESTRICTIONS THAT APPLY ONLY TO THE MONEY MARKET SERIES

  The Money Market Series will operate under the general investment restrictions described above. In addition, the Money Market Series will not:

    (1) Purchase securities of any issuer (other than obligations of or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result of such purchase, more than 5% of the value of its assets would be invested in securities of that issuer.

    (2) Purchase more than 10% of any class of securities of any issuer (for this purpose all indebtedness of an issuer shall be deemed a single class).

    (3) Concentrate more than 25% of the value of its assets in any one industry, provided that this restriction shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or certificates of deposit or securities issued or guaranteed by domestic banks.

    (4) Purchase equity securities, voting securities or local or state government securities.

    (5) Invest in securities of issuers which are not readily marketable (except for repurchase agreements maturing in more than seven days).

(8) INVESTMENT RESTRICTIONS THAT APPLY ONLY TO THE TOTAL RETURN SERIES:

  The Total Return Series will operate under the general investment restrictions described above. In addition, the Total Return Series will not:

    (1) Concentrate its investments in any particular industry, but if it is deemed appropriate for the attainment of its investment objectives, up to 25% of its assets, taken at market value at the time of each investment, may be invested in any one industry.

    (2) Purchase the securities of any issuer (other than obligations of, or guaranteed by the United States government, its agencies or instrumentalities) if such purchase, at the time thereof, would cause more than 5% of its total assets, taken at market value, to be invested in the securities of such issuer.

    (3) Purchase voting securities of any issuer if such purchase, at the time thereof, would cause more than 10% of the outstanding voting securities of such issuer to be held by the series, or purchase securities of any issuer if such purchase at the time thereof, would cause the series to hold more than 10% of any class of securities of such issuer. For this purpose, all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class.

    (4) Invest more than 10% of its total assets, taken at market value, in securities of issuers which are not readily marketable (including repurchase agreements maturing in more than seven days).

(9) INVESTMENT RESTRICTIONS THAT APPLY ONLY TO THE WORLD GOVERNMENTS SERIES:

  The World Governments Series will operate under the general investment restrictions described above. In addition the World Governments Series will not:

    (1) Purchase the securities of any issuer (other than obligations of, or guaranteed by the United States government, its agencies or instrumentalities) if such purchase at the time thereof would cause more than 10% of the voting securities of such issuer to be held by the series.

    (2) Invest more than 10% of its total assets, taken at market value, in securities of issuers which are not readily marketable (including repurchase agreements maturing in more than seven days).

(10) INVESTMENT RESTRICTIONS THAT APPLY ONLY TO THE ZERO COUPON SERIES

  The Zero Coupon Series will operate under the general investment restrictions described above. In addition, the Zero Coupon Series will not:

    (1) Purchase securities of any issuer (other than the U.S. Treasury) if, as a result of such purchase, more than 10% of the value of its assets would be invested in securities of that issuer (for this purpose, investments in certificates representing individual interests in pools of U.S. Treasury securities will be treated as direct investments in U.S. Treasury obligations).

    (2) Purchase more than 10% of any class of securities of any issuer (for this purpose all indebtedness of an issuer shall be deemed a single class).

    (3) Purchase equity securities, voting securities, securities of agencies or instrumentalities of the United States Government which are not backed by the full faith and credit of the United States Treasury.

    (4) Invest in securities of issuers which are not readily marketable (except for repurchase agreements maturing in more than seven days).

  PERCENTAGE RESTRICTIONS: With respect to the above restrictions (1) through
(10) applicable to all series except the Emerging Growth Series, Research Series, World Asset Allocation Series, World Growth Series, World Total Return Series and the Utilities Series, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or assets will not be considered a violation of policy.

(11) INVESTMENT RESTRICTIONS THAT APPLY ONLY TO THE UTILITIES SERIES

  The Utilities Series will not:

    (1) Borrow amounts in excess of 33 1/3% of its gross assets, and then only as a temporary measure for extraordinary or emergency purposes, or pledge, mortgage or hypothecate its assets (taken at market value) to an extent greater than 33 1/3% of its gross assets, in each case taken at the lower of cost or market value and subject to a 300% asset coverage requirement (for the purpose of this restriction, collateral arrangements with respect to options, Futures Contracts, Options on Futures Contracts, Forward Contracts and Options on Foreign Currencies and payments of initial and variation margin in connection therewith are not considered a pledge of assets); while such borrowings exceed 5% of the series' gross assets, no securities may be purchased; however, the series' may complete the purchase of securities already contracted for;

    (2) Underwrite securities issued by other persons except insofar as the series may technically be deemed an underwriter under the Securities Act of 1933 in selling a portfolio security;

    (3) Invest 25% or more of the market value of its total assets in securities of issuers in any one industry (excluding obligations of the U.S. Government and repurchase agreements collateralized by obligations of the U.S. Government), except that the series will invest at least 25% of its total assets in the utilities industry;

    (4) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except foreign currencies, Forward Contracts, Futures Contracts, options, Options on Futures Contracts and Options on Foreign Currencies) in the ordinary course of its business. The series reserves the freedom of action to hold and to sell real estate and commodities acquired as a result of the ownership of securities;

    (5) Make loans to other persons except through the lending of its portfolio securities and except through repurchase agreements. For these purposes the purchase of commercial paper or all or a portion of an issue of debt securities shall not be considered the making of a loan;

    (6) Invest for the purpose of exercising control or management;

    (7) Purchase any securities or evidences of interest therein on margin, except that the series may obtain such short-term credit as may be necessary for the clearance of any transactions and except that the series may make margin deposits in connection with Futures Contracts, Options on Futures Contracts, Forward Contracts, options and Options on Foreign Currencies;

    (8) Sell any security which the series does not own unless by virtue of its ownership of other securities the series has at the time of sale a right to obtain securities without payment of further consideration equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

    (9) Invest in illiquid investments, including securities which are subject to legal or contractual restrictions on resale, or for which there is no readily available market (e.g., trading in the security is suspended or, in the case of unlisted securities, market makers do not exist or will not entertain bids or offers), unless the Board of Trustees of the Series Fund has determined that such securities are liquid based upon trading markets for the specific security, if more than 15% of the series' assets (taken at market value) would be invested in such securities.

  Except with respect to Investment Restriction (1), these investment restrictions applicable to the Utilities Series are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy.

OTHER INVESTMENT POLICIES THAT APPLY ONLY TO THE UTILITIES SERIES

  The Utilities Series has also adopted the following additional nonfundamental investment policies that may be required by various laws and administrative positions. These investment policies are not fundamental and may be changed by the series without approval of its shareholders.

  (a) Repurchase agreements maturing in more than seven days will be deemed to be illiquid for purposes of the series' limitation on investment in illiquid securities; (b) during the coming year, (i) less than 5% of the series' assets will be used to engage in short sales permitted by Investment Restriction (8) above and (ii) purchases of warrants will not exceed 5% of the series' net assets (included within that amount, but not exceeding 2% of the series' net assets, may be warrants not listed on the New York or American Stock Exchange); (c) the series will not invest more than 5% of its total assets in companies which, including their respective predecessors, have a record of less than three years' continuous operation; (d) the series will not purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Series Fund, or is a partner, officer or a director of the Adviser, if after the purchase of the securities of such issuer by the series one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both; (e) the series will not write, purchase or sell any put or call option or any combination thereof, provided that this shall not prevent the series from writing, purchasing and selling puts, calls or combinations thereof with respect to securities (including yields on securities), indexes of securities, foreign currencies and futures contracts;
(f) the series may not purchase voting securities of any issuer if such purchase, at the time thereof, would cause more than 10% of the outstanding voting securities of such issuer to be held by the series (for this purpose, all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class); (g) the series will not purchase securities issued by any closed-end investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that the series shall not purchase such securities if such purchase at the time thereof would cause more than 10% of its total assets (taken at market value) to be invested in the securities of such issuers, or more than 3% of the total outstanding voting securities of any closed-end investment company to be held by the series. The series shall not purchase securities issued by any open-end investment company; (h) the series will only borrow amounts from banks and then only as permitted by Investment Restriction (1); and (i) the Board of Trustees of the Series Fund will determine a security is liquid based upon trading markets for the specific security as stated in Investment Restriction (9) only if the security is a Rule 144A restricted security.

(12) INVESTMENT RESTRICTIONS THAT APPLY ONLY TO THE EMERGING GROWTH SERIES, RESEARCH GROWTH AND INCOME SERIES, RESEARCH SERIES, VALUE SERIES, WORLD ASSET ALLOCATION SERIES, WORLD GROWTH SERIES AND WORLD TOTAL RETURN SERIES (see (13) below for two additional restrictions applicable only to the Emerging Growth Series and Research Series)

  None of these series may, except as indicated:

    (1) borrow amounts in excess of 33 1/3% of its assets including amounts borrowed, and then only as a temporary measure for extraordinary or emergency purposes;

    (2) underwrite securities issued by other persons except insofar as a series may technically be deemed an underwriter under the Securities Act of 1933 in selling a portfolio security;

    (3) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies, any type of option, any type of futures contract, and Forward Contracts) in the ordinary course of its business. The series reserve the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies, any type of option, any type of futures contract, and Forward Contracts) acquired as a result of the ownership of securities;

    (4) issue any senior securities except as permitted by the 1940 Act. (For purposes of this restriction, collateral arrangements with respect to any type of option, any type of swap agreement, Forward Contracts and any type of futures contract and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security);

    (5) make loans to other persons. For these purposes the purchase of short-term commercial paper, the purchase of a portion or all of an issue of debt securities, the purchase of loan participations and other direct indebtedness in accordance with its investment objectives, the lending of portfolio securities, and the investment of a series' assets in repurchase agreements shall not be considered the making of a loan; or

    (6) purchase any securities of an issuer of a particular industry, if as a result 25% or more of its gross assets would be invested in securities of issuers whose principal business activities are in the same industry (except for obligations issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities and repurchase agreements collateralized by such obligations).

  Except with respect to Investment Restriction (1), these investment restrictions and the investment restrictions below are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy;

OTHER INVESTMENT POLICIES THAT APPLY TO THE EMERGING GROWTH SERIES, RESEARCH GROWTH AND INCOME SERIES, RESEARCH SERIES, VALUE SERIES, WORLD ASSET ALLOCATION SERIES, WORLD GROWTH SERIES AND WORLD TOTAL RETURN SERIES

  The Emerging Growth Series, Research Growth and Income Series, Research Series, Value Series, World Asset Allocation Series, World Growth Series and World Total Return Series have the following additional nonfundamental policies which may be changed without shareholder approval. Each of these Series will not:

    (1) invest in illiquid investments, including securities subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., trading in the security is suspended, or, in the case of unlisted securities, where no market exists) if more than 15% of the series' net assets (taken at market value) would be invested in such securities. Repurchase agreements maturing in more than seven days will be deemed to be illiquid for purposes of this limitation. Securities that are not registered under the 1933 Act and sold in reliance on Rule 144A thereunder, but are determined to be liquid by the Series Fund's Board of Trustees (or its delegee), will not be subject to this 15% limitation;

    (2) invest more than 5% of the value of the series' net assets, valued at the lower of cost or market, in warrants. Included within such amount, but not to exceed 2% of the value of the series' net assets, may be warrants which are not listed on the New York or American Stock Exchange. Warrants acquired by a series in units or attached to securities may be deemed to be without value;

    (3) purchase securities issued by any other investment company in excess of the amount permitted by the 1940 Act, except when such purchase is part of a plan of merger or consolidation;

    (4) purchase or retain securities of an issuer any of whose officers, directors, trustees or security holders is an officer or trustee of the Series Fund, or is an officer or a director of the Adviser, or any Sub-Adviser to the series, if one or more of such persons also owns beneficially more than 1/2 of 1% of the securities of such issuer, and such persons owning more than 1/2 of 1% of such securities together own beneficially more than 5% of such securities;

    (5) purchase any securities or evidences of interest therein on margin, except that a Series may obtain such short-term credit as may be necessary for the clearance of any transaction and except that a series may make margin deposits in connection with any type of option, any type of futures contract, any type of swap agreement and Forward Contracts entered into in accordance with its investment objectives and policies;

    (6) sell any security which the series does not own unless by virtue of its ownership of other securities the series has at the time of sale a right to obtain securities without payment of further consideration equivalent in kind and amount to the securities sold and provided that if such right is conditional, the sale is made upon the same conditions;

    (7) invest more than 5% of its gross assets in companies which, including predecessors, controlling persons, sponsoring entities, general partners and guarantors, have a record of less than three years' continuous operation or relevant business experience;

    (8) pledge, mortgage or hypothecate in excess of 33 1/3% of its gross assets. For purposes of this restriction, collateral arrangements with respect to any type of option, any type of futures contracts, any type of swap agreement, Forward Contracts and payments of initial and variation margin in connection therewith, in each case in accordance with the Series' investment objectives and policies, are not considered a pledge of assets;

    (9) purchase or sell any put or call option or any combination thereof, provided that this shall not prevent (a) the purchase, ownership, holding or sale of (i) warrants where the grantor of the warrants is the issuer of the underlying securities or (ii) put or call options or combinations thereof with respect to securities, indexes of securities, foreign currency, any type of swap agreement or any type of futures contracts or
  (b) the purchase, ownership, holding or sale of contracts for the future delivery of securities or currencies, in each case in accordance with the series' investment objectives and policies;

    (10) purchase securities while borrowings pursuant to fundamental investment restriction (1) exceed 5% of the series' total assets; however, a series may complete the purchase of securities already contracted for; or

    (11) invest for the purpose of exercising control or management.

(13) INVESTMENT RESTRICTIONS THAT APPLY ONLY TO THE EMERGING GROWTH SERIES AND THE RESEARCH SERIES.

  Neither the Emerging Growth Series nor the Research Series may:

    (1) purchase the securities of any issuer if such purchase, at the time thereof, would cause more than 5% of its total assets (taken at market value) to be invested in the securities of such issuer, other than U.S. Government securities;

    (2) purchase voting securities of any issuer if such purchase, at the time thereof, would cause more than 10% of the outstanding voting securities of such issuer to be held by the series; or purchase securities of any issuer if such purchase at the time thereof would cause the series to hold more than 10% of any class of securities of such issuer. For this purpose all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class.

(14) INVESTMENT RESTRICTIONS THAT APPLY ONLY TO THE MFS/FOREIGN & COLONIAL
SERIES

  None of these series may, except as indicated:

    (1) borrow amounts in excess of 33 1/3% of its assets including amounts borrowed;

    (2) underwrite securities issued by other persons except insofar as a series may technically be deemed an underwriter under the Securities Act of 1933 in selling a portfolio security;

    (3) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies, any type of option, any type of futures contract, and Forward Contracts) in the ordinary course of its business. The series reserve the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies, any type of option, any type of futures contract, and Forward Contracts) acquired as a result of the ownership of securities;

    (4) issue any senior securities except as permitted by the 1940 Act. (For purposes of this restriction, collateral arrangements with respect to any type of option, any type of swap agreement, Forward Contracts and any type of futures contract and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security);

    (5) make loans to other persons. For these purposes the purchase of short-term commercial paper, the purchase of a portion or all of an issue of debt securities, the purchase of loan participations and other direct indebtedness in accordance with its investment objectives, the lending of portfolio securities, and the investment of a series' assets in repurchase agreements shall not be considered the making of a loan; or

    (6) purchase any securities of an issuer of a particular industry, if as a result 25% or more of its gross assets would be invested in securities of issuers whose principal business activities are in the same industry (except for obligations issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities and repurchase agreements collateralized by such obligations).

  Except with respect to Investment Restriction (1), these investment restrictions and the investment restrictions below are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy;

OTHER INVESTMENT POLICIES THAT APPLY TO THE MFS/FOREIGN & COLONIAL SERIES

  The MFS/Foreign & Colonial Series have the following additional nonfundamental policies which may be changed without shareholder approval. Each of these series will not:

    (1) invest in illiquid investments, including securities subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., trading in the security is suspended, or, in the case of unlisted securities, where no market exists) if more than 15% of the series' net assets (taken at market value) would be invested in such securities. Repurchase agreements maturing in more than seven days will be deemed to be illiquid for purposes of this limitation. Securities that are not registered under the 1933 Act and sold in reliance on Rule 144A thereunder, but are determined to be liquid by the Series Fund's Board of Trustees (or its delegee), will not be subject to this 15% limitation;

    (2) invest more than 10% of the value of the series' net assets, valued at the lower of cost or market, in warrants. Included within such amount may be warrants which are not listed on the New York or American Stock Exchange. Warrants acquired by a series in units or attached to securities may be deemed to be without value;

    (3) purchase securities issued by any other investment company in excess of the amount permitted by the 1940 Act, except when such purchase is part of a plan of merger or consolidation;

    (4) purchase or retain securities of an issuer any of whose officers, directors, trustees or security holders is an officer or trustee of the Series Fund, or is an officer or a director of the Adviser, or any Sub-Adviser to the series, if one or more of such persons also owns beneficially more than 1/2 of 1% of the securities of such issuer, and such persons owning more than 1/2 of 1% of such securities together own beneficially more than 5% of such securities;

    (5) purchase any securities or evidences of interest therein on margin, except that a series may obtain such short-term credit as may be necessary for the clearance of any transaction and except that a series may make margin deposits in connection with any type of option, any type of futures contract, any type of swap agreement and Forward Contracts;

    (6) sell any security which the series does not own unless by virtue of its ownership of other securities the series has at the time of sale a right to obtain securities without payment of further consideration equivalent in kind and amount to the securities sold and provided that if such right is conditional, the sale is made upon the same conditions;

    (7) invest more than 5% of its gross assets in companies which, including predecessors, controlling persons, sponsoring entities, general partners and guarantors, have a record of less than three years' continuous operation or relevant business experience;

    (8) pledge, mortgage or hypothecate in excess of 33 1/3% of its gross assets. For purposes of this restriction, collateral arrangements with respect to any type of option, any type of futures contracts, any type of swap agreement, Forward Contracts and payments of initial and variation margin in connection therewith are not considered a pledge of assets;

    (9) borrow, except as a temporary measure for extraordinary or emergency purposes;

    (10) purchase or sell any put or call option or any combination thereof, provided that this shall not prevent (a) the purchase, ownership, holding or sale of (i) warrants where the grantor of the warrants is the issuer of the underlying securities or (ii) put or call options or combinations thereof with respect to securities, indexes of securities, or foreign currency, or (iii) any type of swap agreement or any type of futures contracts or (b) the purchase, ownership, holding or sale of contracts for the future delivery of securities or currencies; or

    (11) invest for the purpose of exercising control or management.

                               ----------------

  INSURANCE LAW RESTRICTIONS: In connection with the Series Fund's agreement to sell shares to the Variable Accounts, MFS and Sun Life of Canada (U.S.), Sun Life (N.Y.) or any of their affiliated companies may enter into agreements, required by certain state insurance departments, under which MFS may agree to use its best efforts to ensure that the Series Fund complies with the investment restrictions and limitations prescribed by state insurance laws, and the regulations promulgated thereunder, insofar as such investment restrictions and limitations are applicable to the investment of assets of the Variable Accounts in shares of the Series Fund, and to permit Sun Life of Canada (U.S.), Sun Life (N.Y.) or any of their affiliated companies to monitor investments made by the Series Fund to ensure compliance with those restrictions and limitations. If the Series Fund fails to comply with such restrictions or limitations, the Variable Accounts will take appropriate action which might include ceasing to make investments in the Series Fund or ceasing to issue Contracts in the state imposing the limitation. It is not expected that such restrictions and limitations will have a significant impact on the operations of the Series Fund.

                       3. MANAGEMENT OF THE SERIES FUND

  The Series Fund's Board of Trustees provides broad supervision over the affairs of the Series Fund. MFS is responsible for the investment management of each series, and the officers of the Series Fund are responsible for the Series Fund's operations. The Trustees and officers are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)

TRUSTEES

SAMUEL ADAMS (born 10/19/25)             GARTH MARSTON (born 4/28/26)
Partner, Warner & Stackpole (Attorneys)  Chairman-Retired, Provident
Address: 75 State Street, Boston,         Institution for Savings
         Massachusetts                   Address: 90 Beacon Street, Boston,
                                                  Massachusetts

JOHN D. McNEIL*, Chairman                 DAVID D. HORN* (born 6/7/41)
(born 2/17/34)                            Senior Vice President and General
Chairman and Director, Sun Life           Manager, Sun Life Assurance Company
 Assurance Company of Canada              of Canada
Address: 150 King Street West,            Address: One Sun Life Executive Park,
         Toronto, Ontario, Canada                  Wellesley Hills,
                                                   Massachusetts

GEOFFREY CROFTS (born 5/12/24)           DERWYN F. PHILLIPS (born 8/31/30)
Professor Emeritus, University           Vice Chairman-Retired, The Gillette
of Hartford                              Company
Address: 74 Scott Drive, Bloomfield,     Address: One Cliff Street,
         Connecticut                              Marblehead, Massachusetts

                               ----------------

OFFICERS

W. THOMAS LONDON*, Treasurer (born 3/1/44)
                                         STEPHEN E. CAVAN,* Secretary and
Senior Vice President and                 Clerk (born 11/6/53)
 Assistant Treasurer,                    Senior Vice President, General
 Massachusetts Financial Services         Counsel and Assistant Secretary,
 Company                                  Massachusetts Financial Services
Address: 500 Boylston Street,             Company
 Boston, Massachusetts                   Address: 500 Boylston Street, Boston,
                                          Massachuetts


JAMES O. YOST*, Assistant Treasurer      JAMES R. BORDEWICK, JR.,* Assistant
(born (6/12/60)                           Secretary (born 3/6/59)
Vice President, Massachusetts            Senior Vice President and Associate
                                         General Counsel,
Financial Services                        Massachusetts Financial Services
 Company,                                 Company
Address: 500 Boylston Street,            Address: 500 Boylston Street, Boston,
 Boston, Massachusetts                    Massachusetts

--------
* "Interested persons" (as defined in the 1940 Act) of MFS whose address is 500 Boylston Street, Boston, Massachusetts.

  All of the Trustees are also Members of the Boards of Managers of Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account, which were established by Sun Life of Canada (U.S.) in connection with the sale of Compass combination fixed/variable annuity contracts. The officers of the Series Fund hold similar offices for these variable accounts. Mr. McNeil is a Director of MFS, the Series Fund's investment adviser and Chairman of the Boards of Managers of the aforementioned variable accounts.

  No Trustee or Officer owned shares of the Series Fund on the date of this SAI.

  The Series Fund's Declaration of Trust provides that the Series Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Series Fund, unless it is finally adjudicated or, in case of a settlement, it has been determined by fair and reasonable means, that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Series Fund. However, no indemnification will be paid to any Trustee or Officer for any liability to the Series Fund or its shareholders which arose by reason of his wilful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

INVESTMENT ADVISER

  MFS is the investment adviser of the Series Fund and in such capacity manages the portfolio of each series. MFS also serves as investment adviser to the funds in the MFS Family of Funds, and to certain other registered investment companies established by MFS and/or Sun Life of Canada (U.S.). MFS Institutional Advisors, Inc., a wholly owned subsidiary of MFS, provides investment advice to substantial private clients. For information concerning the allocation by MFS of simultaneous securities transactions for different clients, see "Portfolio Transactions and Brokerage Commissions."

  MFS and its predecessor organizations have a history of money management dating from 1924. MFS is a subsidiary of Sun Life of Canada (U.S.) which in turn is a wholly owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life"). The Prospectus contains information with respect to the management of the Adviser and other investment companies for which MFS serves as investment adviser.

  INVESTMENT ADVISORY AGREEMENTS--MFS manages the series pursuant to investment advisory agreements as noted below:

                                                             DATE OF INVESTMENT
   SERIES                                                    ADVISORY AGREEMENT
   ------                                                    ------------------
   Money Market, High Yield and Capital Appreciation........ May 24, 1985
   Government Securities, Conservative Growth and Zero Cou-  July 23, 1986
    pon.....................................................
   World Governments, Total Return and Managed Sectors...... January 26, 1988
   World Growth and Utilities............................... November 1, 1993
   Research, World Asset Allocation and World Total Return.. September 16, 1994
   Emerging Growth.......................................... May 1, 1995
   Each of the MFS/Foreign & Colonial Series ............... September 1, 1995
   Value.................................................... May 1, 1996
   Research Growth and Income............................... May 12, 1997

  MFS provides each series of the Series Fund with overall investment advisory services. Subject to such policies as the Trustees may determine, MFS makes investment decisions for each series of the Series Fund. For these services, MFS receives an annual management fee, computed and paid monthly, as disclosed in the Prospectus under the heading "Management of the Series Fund."

  For the fiscal years ended December 31, 1996, 1995 and 1994, the Series paid the following management fees ("average daily net assets" below has been abbreviated as "ADNA"):

                                                          MANAGEMENT FEES
                                       MANAGEMENT            WAIVED BY
                                      FEES PAID FOR           ADVISER
                                       FISCAL YEAR   %    FOR FISCAL YEAR   %
       SERIES                          ENDED 1996   ADNA    ENDED 1996    ADNA
       ------                         ------------- ----  --------------- -----
Money Market........................   $1,658,426   0.50%         N/A       N/A
Government Securities...............    2,121,808   0.55%         N/A       N/A
High Yield..........................    1,252,812   0.75%         N/A       N/A
Capital Appreciation................    7,006,502   0.75%         N/A       N/A
Conservative Growth.................    2,320,310   0.55%         N/A       N/A
World Governments...................    1,091,953   0.75%         N/A       N/A
Total Return........................    8,228,127   0.68%         N/A       N/A
Managed Sectors.....................    1,729,822   0.75%         N/A       N/A
Zero Coupon.........................       11,094   0.25%         N/A       N/A
World Growth........................    1,633,811   0.90%         N/A       N/A
Research............................    1,401,185   0.75%         N/A       N/A
Utilities...........................      418,966   0.75%         N/A       N/A
World Asset Allocation..............      390,024   0.75%         N/A       N/A
World Total Return..................      194,413   0.75%         N/A       N/A
Emerging Growth.....................      956,932   0.61%    $225,349      0.14%
MFS/Foreign & Colonial International
 Growth and Income..................      185,572   0.78%      44,482      0.19%
MFS/Foreign & Colonial International
 Growth(1)..........................          N/A    N/A       14,479     0.975%
MFS/Foreign & Colonial Emerging
 Markets Equity(2)..................          N/A    N/A       11,151      1.25%
Value(1)............................          N/A    N/A       27,382      0.75%

--------
(1) From the commencement of investment operations on June 3, 1996.
(2) From the commencement of investment operations on June 5, 1996.

                                                    MANAGEMENT FEES
                                 MANAGEMENT            WAIVED BY
                                FEES PAID FOR           ADVISER
                                 FISCAL YEAR   %    FOR FISCAL YEAR  %
      SERIES                     ENDED 1995   ADNA    ENDED 1995    ADNA
      ------                    ------------- ----  --------------- ----
Money Market...................  $1,204,609   0.50%       N/A       N/A
Government Securities..........   1,877,922   0.55%       N/A       N/A
High Yield.....................     990,965   0.75%       N/A       N/A
Capital Appreciation...........   4,876,631   0.75%       N/A       N/A
Conservative Growth............   1,160,504   0.55%       N/A       N/A
World Governments..............   1,136,612   0.75%       N/A       N/A
Total Return...................   6,671,672   0.70%       N/A       N/A
Managed Sectors................   1,202,378   0.75%       N/A       N/A
Zero Coupon....................       8,185   0.25%       N/A       N/A
World Growth...................   1,090,977   0.90%       N/A       N/A

                                                   MANAGEMENT FEES
                                MANAGEMENT            WAIVED BY
                               FEES PAID FOR           ADVISER
                                FISCAL YEAR   %    FOR FISCAL YEAR  %
      SERIES                    ENDED 1995   ADNA    ENDED 1995    ADNA
      ------                   ------------- ----  --------------- ----
Research......................   $106,482    0.38%    $105,489     0.37%
Utilities.....................     70,277    0.24%     148,727     0.51%
World Asset Allocation........     41,031    0.31%      57,610     0.44%
World Total Return............     21,382    0.33%      27,327     0.42%
Emerging Growth(1)............        N/A     N/A      149,156     0.75%
MFS/Foreign & Colonial
 International Growth and
 Income(2)....................        N/A     N/A        7,653     0.98%

--------
(1) From the commencement of investment operations on May 1, 1995.
(2) From the commencement of investment operations on October 2, 1995.

                                                          MANAGEMENT FEES
                                       MANAGEMENT            WAIVED BY
                                      FEES PAID FOR           ADVISER
                                       FISCAL YEAR   %    FOR FISCAL YEAR  %
      SERIES                           ENDED 1994   ADNA    ENDED 1994    ADNA
      ------                          ------------- ----  --------------- ----
Money Market.........................  $1,090,506   0.50%         N/A      N/A
Government Securities................   1,872,095   0.55%         N/A      N/A
High Yield...........................     745,658   0.75%         N/A      N/A
Capital Appreciation.................   3,421,246   0.75%         N/A      N/A
Conservative Growth..................     699,509   0.55%         N/A      N/A
World Governments....................   1,086,621   0.75%         N/A      N/A
Total Return.........................   5,700,358   0.68%         N/A      N/A
Managed Sectors......................     843,914   0.75%         N/A      N/A
Zero Coupon..........................      21,500   0.25%         N/A      N/A
Research.............................         N/A    N/A     $  2,145     0.75%
Utilities............................         N/A    N/A      109,624     0.75%
World Asset Allocation(1)............         N/A    N/A        1,577     0.75%
World Total Return(1)................         N/A    N/A          773     0.75%
World Growth.........................     111,479   0.17%     472,698     0.73%

--------
(1) From the commencement of investment operations on November 7, 1994.

  Subject to termination or revision at the sole discretion of MFS, MFS has agreed to bear the expenses of the MFS/Foreign & Colonial Emerging Markets Equity Series and the Research Growth and Income Series such that each such series' "Total Operating Expenses," which are defined to include all series' expenses except for interest, taxes, brokerage commissions and extraordinary expenses, do not exceed 1.50% per annum of its average daily net assets (the "Maximum Percentage"). The obligation of MFS to bear these expenses terminates on the last day of the Series' fiscal year in which such series' "Total Operating Expenses" are less than or equal to the Maximum Percentage.

  MFS has agreed to bear the expenses of the

    Capital Appreciation Series
    Conservative Growth Series
    Government Securities Series

    High Yield Series
    Managed Sectors Series
    Money Market Series
    Total Return Series
    World Governments Series and
    Zero Coupon Series

such that each such series' "Total Operating Expenses," which are defined to include all series' expenses except for interest, taxes, brokerage commissions and extraordinary expenses, do not exceed 1.25% per annum of its average daily net assets. The obligation of MFS to bear these expenses continues indefinitely.

  The Series Fund pays the compensation of the four Trustees who are not affiliated with MFS or Sun Life of Canada (U.S.) (who will each receive from the Series Fund $1,500 to $3,300 annually, depending on attendance at meetings) and all expenses (other than those assumed by MFS), including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Series Fund, fees and expenses of independent auditors, of legal counsel and of any transfer agent or registrar of the Series Fund, expenses of repurchasing and redeeming shares, expenses of preparing, printing and mailing shareholder reports, notices, proxy statements and reports to governmental officers and commissions, brokerage and other expenses connected with the execution, recording and settlement of portfolio security transactions including currency conversion costs, insurance premiums, fees and expenses of State Street Bank and Trust Company, the Series Fund's Custodian, for all services to the Series Fund, including safekeeping of funds and securities and maintaining required books and accounts, expenses of calculating the net asset value of the shares of each series, and expenses of shareholder meetings. Payment by the Series Fund of brokerage commissions for brokerage and research services of value to MFS in serving its clients is discussed under the caption "Portfolio Transactions and Brokerage Commissions." Expenses of the Series Fund which are not attributable to a specific series are allocated among the series in a manner believed to be fair and equitable to each.

  The Investment Advisory Agreements will remain in effect until November 1, 1997 (except for the Investment Advisory Agreement for the Research Growth and Income Series, which will remain in effect until May 12, 1999) and will continue in effect thereafter only if such continuance is specifically approved at least annually by the Series Fund's Board of Trustees or by the vote of a majority of the outstanding voting securities of each series and, in either case, by a majority of the Trustees who are not parties to the Advisory Agreements or interested persons of any such party. The Advisory Agreements terminate automatically if assigned and, since they are severable with respect to each series, may be terminated with respect to any series without penalty by vote of a majority of the outstanding voting securities of that series or by either party on not more than 60 days' nor less than 30 days' written notice. The Advisory Agreements provide that MFS may render services to others and that neither MFS nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution and management of the Series Fund, except for wilful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Advisory Agreements.

SUB-ADVISER TO THE MFS/FOREIGN & COLONIAL SERIES

  As discussed in the Prospectus, FCM serves as sub-adviser to the MFS/Foreign & Colonial Series pursuant to separate Sub-Advisory Agreements, each dated September 1, 1995, between the Adviser and FCM (the "FCM Sub-Advisory Agreements"). FCEM serves as sub-adviser to the MFS/Foreign & Colonial Series pursuant to separate Sub-Advisory Agreements, each dated September 1, 1995, between FCM and FCEM (the "FCEM Sub-Advisory Agreements").

  Each Sub-Advisory Agreement will remain in effect until November 1, 1997, and will continue in effect thereafter only if such continuance is specifically approved at least annually by the Series Fund's Board of Trustees or by the vote of a majority of the relevant series' outstanding voting securities, and, in either case, by a majority of the Trustees who are not parties to the Sub-Advisory Agreement or interested persons of any such party. Each FCM Sub-Advisory Agreement terminates automatically if it is assigned or if the Advisory Agreement has terminated for any reason, and may be terminated without penalty by the Trustees, by vote of a majority of the relevant series' outstanding voting securities, by the Adviser on not less than 30 days' nor more than 60 days' written notice or by FCM on not less than 60 days' nor more than 90 days' written notice. Each FCEM Sub-Advisory Agreement terminates automatically if it is assigned or in the event that the FCM Sub-Advisory Agreement or the Advisory Agreement shall have terminated for any reason, and may be terminated without penalty by the Trustees, by vote of a majority of the relevant series' outstanding voting securities, by the Adviser or by FCM on not less than 30 days' nor more than 60 days' written notice or by FCEM on not less than 60 days' nor more than 90 days' written notice.

  Each FCM Sub-Advisory Agreement provides that if FCM ceases to serve as the sub-adviser to the series, the series will change its name so as to delete the words "Foreign & Colonial" and that FCM may render services to others and may permit other fund clients to use the words "Foreign & Colonial" in their names. Each Sub-Advisory Agreement specifically provides that neither FCM or FCEM, as the case may be, nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution and management of the relevant series, except for wilful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Sub-Advisory Agreement.

  For the periods ended December 31, 1996 and 1995, FCM received and/or waived the following fees:

                                                RECEIVED WAIVED  RECEIVED WAIVED
                    SERIES                        1996    1996     1995    1995
                    ------                      -------- ------- -------- ------
MFS/F&C International Growth...................      N/A $11,880   N/A      N/A
MFS/F&C International Growth and Income........ $113,776 $25,053   N/A     $721
MFS/F&C Emerging Markets Equity................      N/A $ 8,964   N/A      N/A

SUB-ADVISERS TO THE WORLD GROWTH SERIES

  As discussed in the Prospectus, FCM and FCEM also serve as sub-advisers to the World Growth Series. FCM serves as sub-adviser to the series pursuant to a Sub-Advisory Agreement dated May 1, 1996, between MFS and FCM. FCEM serves as sub-adviser to the series pursuant to a Sub-Investment Advisory Agreement dated May 1, 1996, between FCM and FCEM. The terms of these agreements are substantially similar to the FCM and FCEM Sub-Advisory Agreements discussed above.

  Prior to May 1, 1996 and November 1, 1996, MFS had retained Batterymarch Financial Management, Inc. ("Batterymarch") and Oechsle International Advisers, Inc. ("Oechsle"), respectively, as sub-advisers to the World Growth Series. Under this arrangement, the World Growth Series paid an investment advisory fee to MFS and MFS paid sub-advisory fees to Batterymarch and Oechsle.

  On April 29, 1996, shareholders of the World Growth Series approved the replacement of Batterymarch as a sub-adviser to the World Growth Series with FCM and its subsidiary, FCEM. Effective November 1, 1996, MFS terminated Oechsle as a sub-adviser to the World Growth Series. On November 1, 1996, MFS began managing the assets of the World Growth Series previously managed by Oechsle. These assets are managed by MFS using a committee of investment research analysts as described in the Prospectus under the caption "Management of the Series Fund--Investment Adviser." A further description of FCM and FCEM is contained in the Prospectus under the caption "Management of the Series Fund--Sub-Investment Advisers."

  For the periods ended December 31, 1996 and 1995, Batterymarch, Oechsle and FCM received the following fees:

                         SUB-ADVISER                             1996     1995
                         -----------                           -------- --------
Batterymarch.................................................. $110,377 $206,294
Oechsle.......................................................  223,505  180,863
FCM...........................................................  268,449      N/A

ADMINISTRATOR

  MFS provides each series with certain administrative services pursuant to a Master Administrative Services Agreement dated March 1, 1997. Under this Agreement, MFS provides each series with certain financial, legal, compliance, shareholder communications and other administrative services. As a partial reimbursement for the cost of providing these services. Each series' pays MFS an administrative fee up to 0.015% per annum of each series' average daily net assets, provided that the administrative fee is not assessed on series' assets that exceed $3 billion.

CUSTODIAN

  State Street Bank and Trust Company (the "Custodian") is the custodian of the Series Fund's assets. The Custodian's responsibilities include safekeeping and controlling the Series Fund's cash and securities, handling the receipt and delivery of securities, determining income and collecting interest and dividends on the Series Fund's investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts, and calculating the daily net asset value, public offering price and redemption price of shares of the Series Fund. The Custodian has contracted with the Adviser for the Adviser to perform certain accounting functions related to options transactions for which the Adviser receives remuneration on a cost basis. The Custodian does not determine the investment policies of the Series Fund or decide which securities the Series Fund will buy or sell. The Series Fund may, however, invest in securities of the Custodian and may deal with the Custodian as principal in securities transactions. Portfolio securities may be deposited into the Federal Reserve--Treasury Department Book Entry System, the Depository Trust Company, or the Mortgage Backed Securities Clearing Corporation.

TRUSTEE COMPENSATION TABLE

                                                TRUSTEE FEES TOTAL TRUSTEE FEES
                                                 FROM EACH    FROM SERIES FUND
      TRUSTEE                                      SERIES    AND FUND COMPLEX(2)
      -------                                   ------------ -------------------
      Samuel Adams.............................     $158           $23,500
      Geoffrey Crofts..........................      174            26,200
      David D. Horn............................        0                 0**
      John D. McNeil...........................        0                 0**
      Garth Marston............................      158            23,500
      Derwyn F. Phillips.......................      158            23,500

--------
(1) For the year ended December 31, 1996.
(2) Information provided for calendar year 1996. All Trustees receiving compensation from the Series Fund served as Trustees of 27 funds within the MFS Fund complex having aggregate net assets at December 31, 1996 of $6.9 billion.
** Messrs. Horn and McNeil are affiliated with MFS and receive no compensation from the Series Fund.

SHAREHOLDER SERVICING AGENT

  MFS Service Center, Inc. (the "Shareholder Servicing Agent"), a wholly owned subsidiary of MFS, is the Series Fund's shareholder servicing agent, pursuant to a Shareholder Servicing Agreement effective August 1, 1985 (the "Agency Agreement") with the Series Fund. The Shareholder Servicing Agent's responsibilities under the Agency Agreement include administering and performing transfer agent functions and the keeping of records in connection with the issuance, transfer and redemption of the shares of the Series Fund. In addition, State Street Bank and Trust Company, the dividend and distribution disbursing agent for the Series Fund, has contracted with the Shareholder Servicing Agent to administer and perform certain dividend and distribution disbursing functions for the Series Fund. For these services, the Shareholder Servicing Agent will receive a fee based on the number of accounts in the Series Fund, computed and paid monthly. In addition, the Shareholder Servicing Agent will be reimbursed by the Series Fund for certain expenses incurred by the Shareholder Servicing Agent on behalf of the Series Fund.

              4. INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

  The financial statements incorporated in this SAI by reference from the Series Fund's Annual Report to shareholders for the year ended December 31, 1996 have been audited by Deloitte & Touche llp, independent auditors, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. A copy of the Annual Report accompanies this SAI.

        5. ADDITIONAL INFORMATION WITH RESPECT TO SHARES OF EACH SERIES

PURCHASES

  Sun Life of Canada (U.S.) and Sun Life (N.Y.) buy shares of each series for their Variable Accounts without a sales charge at their net asset value through the allocation of purchase payments made under Contracts issued by Sun Life of Canada (U.S.) and Sun Life (N.Y.) in accordance with the allocation instructions received from owners of the Contracts.

EXCHANGE PRIVILEGE

  Shares of any series of the Series Fund may be exchanged for shares of any other series of the Series Fund (if shares of that series are available for purchase) at net asset value so as to facilitate exchanges among Sub-Accounts of the Variable Accounts, as described in the prospectuses for the Variable Accounts. See the Prospectus for a further discussion of the exchange privilege.

NET ASSET VALUE, DIVIDENDS AND DISTRIBUTIONS

  The Net Asset Value of each series is determined once daily as of the close of regular trading on the New York Stock Exchange on each day the Exchange is open for trading. As of the date of this SAI, the Exchange is open for trading every weekday except for the following holidays (or the days on which they are observed): New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

  MONEY MARKET SERIES--All the Net Income, as defined below, of the Money Market Series determined at the times stated above is declared as a dividend to its shareholders at the time of such determination. (Shares purchased become entitled to dividends declared as of the first day following the date of investment.) Dividends are distributed on the last business day of each month. If paid in the form of additonal shares, dividends are paid at the rate of one share (and fraction thereof) for each one dollar (and fraction thereof) of dividend income attributable to the Money Market Series.

  For this purpose the Net Income of the Money Market Series (from the time of the immediately preceding determination thereof) shall consist of (i) all interest income accrued on the portfolio assets of the series, (ii) less all actual and accrued expenses of the series determined in accordance with generally accepted accounting principles, and (iii) plus or minus net realized or net unrealized gains and losses on the assets of the series. Interest income shall include discount earned (including both original issue and market discount) on discount paper accrued ratably to the date of maturity. Securities are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value for the purposes of complying with the 1940 Act. This valuation method will continue to be used until such time as the Trustees determine that it does not constitute fair value for such purposes.

  Since the Net Income of the Money Market Series is declared as a dividend each time the Net Income of that series is determined, the net asset value per share of that series (i.e., the value of the net assets of that series divided by the number of its shares outstanding) remains at $1.00 per share immediately after each such determination and dividend declaration.

  It is expected that the Money Market Series will have a positive Net Income at the time of each determination thereof. If for any reason the Net Income determined at any time is a negative amount, which could occur, for instance, upon default by an issuer of a portfolio security, the Series Fund will first offset the negative amount with respect to each shareholder account against the dividends declared during the month with respect to each such account. If and to the extent that such negative amount exceeds such declared dividends at the end of the month, the Series Fund will reduce the number of outstanding shares of the Money Market Series by treating each shareholder of that series as having contributed to the capital of that series that number of full and fractional shares in the account of such shareholder which represents his proportion of the negative amount. Each shareholder of the Money Market Series will be deemed to have agreed to such contribution in these circumstances by his investment in that series. This procedure will permit the net asset value per share of the Money Market Series to be maintained at a constant $1.00 per share. There can be no assurance that the Money Market Series will be able to maintain a stable net asset value of $1.00 per share other than by such offset of dividends or reduction in the number of shares in a shareholder account.

  ALL SERIES OTHER THAN THE MONEY MARKET SERIES--With respect to these series, the determination of net asset value per share is made by deducting the liabilities of each series from the value of its assets and dividing the difference by the number of its shares outstanding. Equity securities in the portfolio of a series are normally valued at the last sale price during regular hours on the exchange on which they are primarily traded or on the NASDAQ system for unlisted national market issues, or at the last quoted bid price for unlisted securities or listed securities in which there were no sales during that day. Debt securities of U.S. issuers (other than short-term obligations) in the portfolio of any of these series are normally valued on the basis of valuations provided by a pricing service since such prices are believed to reflect the fair value of such securities. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Forward Contracts will be valued using a pricing model taking into consideration market data from an external pricing source. Use of the pricing services has been approved by the Board of Trustees. Short-term obligations in the portfolios of any of these series (i.e., obligations maturing in not more than sixty days) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer supplied valuations. All other securities, futures contracts and options in the series' portfolio (other than short-term obligations) for which the principal market is one or more securities or commodities exchanges (whether domestic or foreign) will be valued at the last reported sale price or at the settlement price prior to the determination (or if there has been no current sale, at the closing bid price) on the primary exchange on which such securities, futures contracts or options are traded; but if a securities exchange is not the principal market for securities, such securities will, if market quotations are readily available, be valued at current bid prices, unless such securities are reported on the NASDAQ system, in which case they are valued at the last sale price or, if no sales occurred during the day, at the last quoted bid price. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

  All investments and assets are expressed in U.S. dollars based upon current currency exchange rates.

  Generally, trading in foreign securities is substantially completed each day at various times prior to the close of regular trading on the exchange. Occasionally, events affecting the values of such securities may occur between the times at which they are determined and the close of regular trading on the exchange which will not be reflected in the computation of the series' net asset value unless the Trustees deem that such event would materially affect the net asset value in which case an adjustment would be made.

  The Conservative Growth Series, High Yield Series, Government Securities Series, Research Growth and Income Series, World Governments Series, Total Return Series, Zero Coupon Series and Utilities Series receive dividends, interest or other earnings from substantially all of their investments. Substantially all of the net income of all series (other than the Money Market Series, which is discussed above) is paid to their shareholders as a dividend at least annually. Each series will also distribute its net profits from the sale of securities, if any, on at least an annual basis.

  DISTRIBUTIONS--The Variable Accounts can choose to receive distributions from the Series Fund in either cash or additional shares. It is expected that the Variable Accounts will choose to receive distributions in additional shares. If the Variable Accounts choose to receive distributions in cash, they will reinvest the cash in the Series Fund to purchase additional shares at their net asset value.

TAX STATUS

  Each series is treated as a separate entity for federal income tax purposes. Each individual series of the Series Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its net investment income and realized capital gains to its shareholders, and should, therefore, pay no federal income tax. Distributions by the Series Fund, to the extent applied to increase reserves under the Contracts, are not taxable to Sun Life of Canada (U.S.) or Sun Life (N.Y.).

DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

  The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value) and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Series Fund. The Series Fund presently has twenty series of shares and has reserved the right to create additional series of shares. Each share of a series represents an equal proportionate interest in that series with each other share of that series. Shares of each series participate equally in the earnings, dividends and assets of that series. Shares when issued are fully paid and non-assessable. Shares of each series are entitled to vote separately to approve investment advisory agreements or changes in investment restrictions, but shares of all series would vote together in the election or selection of Trustees and accountants. Upon liquidation of the Series Fund, shareholders of each series would be entitled to share pro rata in the net assets of their respective series available for distribution to shareholders.

  Shareholders are entitled to one vote for each share held and may vote in the election of Trustees and on other matters submitted to meetings of shareholders. Although Trustees are not elected annually by the shareholders, shareholders have under certain circumstances the right to remove one or more Trustees. No material amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Series Fund. For a discussion of the manner in which the Variable Account will vote its shares, see the prospectuses for the Contracts. No shares of any series have pre-emptive or conversion rights. The Series Fund may be terminated (i) upon the sale of its assets to another open-end management investment company, if approved by the vote of the holders of a majority (as defined in the 1940 Act) of the outstanding shares of the Series Fund, or (ii) upon liquidation and distribution of the assets of the Series Fund, if approved by the vote of the holders of a majority (as defined in the Investment Company Act of 1940) of the outstanding shares of the Series Fund, or (iii) by the Trustees by written notice to the shareholders of the Series Fund. If not so terminated, the Series Fund will continue indefinitely.

  The Series Fund is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of any series of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the Series Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Series Fund and provides for indemnification and reimbursement of expenses out of the Series Fund property for any shareholder held personally liable for the obligations of the Series Fund. The Declaration of Trust also provides that the Series Fund shall maintain appropriate insurance (for example, fidelity bonding or errors and omissions insurance) for the protection of the Series Fund, shareholders of each of its series, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Series Fund itself was unable to meet its obligations.

  The Declaration of Trust further provides that obligations of the Series Fund are not binding upon the Trustees individually but only upon the property of the Series Fund and that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

              6. PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

  Specific decisions to purchase or sell securities for each series or sub-series of the Series Fund are made by a portfolio manager for that series or sub-series each of whom is an employee of MFS appointed and supervised by its senior officers or by persons affiliated with a Sub-Adviser. Any such person may serve other clients of the Adviser or a Sub-Adviser or any subsidiary of the Adviser or a Sub-Adviser in a similar capacity. Changes in the investments of each series are reviewed by the Board of Trustees.

  The primary consideration in placing portfolio security transactions for each series is "best execution," i.e., execution at the most favorable prices and in the most effective manner possible. In certain instances there may be securities which are suitable for the portfolio of one or more series of the Series Fund as well as for that of one or more of the Adviser's or a Sub-Adviser's other clients. Investment decisions for each series of the Series Fund and for such other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients.

Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as any series of the Series Fund is concerned. In other cases, however, the Series Fund believes that the ability of the series to participate in volume transactions will produce better executions for the series.

  Consistent with the foregoing primary consideration, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees may determine, the Adviser or a Sub-Adviser may consider the sale of Contracts, and thus the sale of Series Fund shares through the allocation of purchase payments from the Contracts, as a factor in the selection of broker-dealers to execute the Series Fund's portfolio transactions.

  MONEY MARKET SERIES--MFS has complete freedom as to the markets in and the broker-dealers through which it seeks to achieve "best execution." It is expected that most transactions will be with the issuer or with major dealers acting for their own account and not as brokers. Subject to the requirement of seeking "best execution," securities may be bought from or sold to broker-dealers who have furnished research and investment services to MFS. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. In placing orders with such broker-dealers MFS will, where possible, take into account the comparative usefulness of such research and investment services. Such research and investment services are useful to MFS even though their dollar value may be indeterminable and their receipt or availability generally does not reduce the normal research activities or expenses of MFS.

  ALL SERIES OTHER THAN THE MONEY MARKET SERIES--MFS has complete freedom as to the markets in and the broker-dealers through which it seeks to achieve "best execution." The Equity Trading Department of MFS or a Sub-Adviser, which also serves other clients of MFS or a Sub-Adviser, attempts to achieve "best execution" by selecting broker-dealers to execute portfolio transactions on behalf of the Series Fund and other clients of MFS or a Sub-Adviser on the basis of their professional capability, the value and quality of their brokerage services and the level of their brokerage commissions. In the United States and some other countries debt securities are traded principally in the over-the-counter market on a net basis through dealers acting for their own account and not as brokers. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. The cost of securities purchased from underwriters includes an underwriter's commission or concession, and the prices at which securities are purchased and sold from and to dealers include a dealer's mark-up or mark-down. MFS normally seeks to deal directly with the primary market makers or on major exchanges unless, in its opinion, better prices are available elsewhere. Subject to the requirement of seeking execution at the best available price, securities may, as authorized by the respective Advisory Agreements, be bought from or sold to dealers who have furnished statistical, research and other information or services to MFS.

  From time to time soliciting dealer fees are available to MFS or a Sub-Adviser on the tender of securities from the portfolio of these series in so-called tender or exchange offers. Such soliciting dealer fees are in effect recaptured for these series by the Adviser or a Sub-Adviser. At present no other recapture arrangements are in effect.

  Under the Investment Advisory Agreements and Sub-Advisory Agreements and as permitted by Section 28(e) of the Securities Exchange Act of 1934, MFS or a Sub-Adviser may cause these series to pay a broker-dealer which provides brokerage and research services to such series and MFS or a Sub-Adviser an amount of commission for effecting a securities transaction for such series in excess of the amount other broker-dealers would have charged for the transaction if MFS or a Sub-Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or their overall responsibilities to such series and to accounts as to which they exercise investment discretion.

  The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement).

  Although commissions paid on every transaction will, in the judgment of MFS or a Sub-Adviser, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the series and other clients of MFS or a Sub-Adviser in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

  Broker-dealers may be willing to furnish statistical, research and other factual information or services ("Research") to MFS or a Sub-Adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold from time to time through such broker-dealers on behalf of the Series Fund.

  The investment management personnel of MFS attempt to evaluate the quality of Research provided by brokers. Results of this effort are sometimes used by the Adviser as a consideration in the selection of brokers to execute portfolio transactions. However, MFS is unable to quantify the amount of commissions which are paid as a result of such Research because a substantial number of transactions are effected through brokers which provide Research but which are selected principally because of their execution capabilities.

  The management fee paid by the Series Fund to MFS or by MFS to a Sub-Adviser will not be reduced as a consequence of the receipt of brokerage and research services. To the extent portfolio transactions of a series are used to obtain such services, the brokerage commissions paid by such series will exceed those that might otherwise be paid, for such portfolio transactions, or for such portfolio transactions and research, by an amount which cannot be presently determined. Such services would be useful and of value to MFS or a Sub-Adviser in serving the series and other clients and conversely, such services obtained by the placement of brokerage business of other clients would be useful to MFS or a Sub-Adviser in carrying out its obligations to the series. While such services are not expected to reduce the expenses of MFS or a Sub-Adviser, MFS or a Sub-Adviser would, through use of the services, avoid the additional expenses which would be incurred if they should attempt to develop comparable information through their own staff.

  The portfolio turnover rates of any series cannot be accurately predicted. However, it is anticipated that the annual turnover rate for certain series will exceed 100% (excluding short-term obligations). For example, a 100% annual portfolio turnover rate would occur if all the securities in a series' portfolio were replaced once in a period of one year.

  For the years ended December 31, 1994, 1995 and 1996, brokerage commissions paid by the Series were as follows:

                                                TOTAL COMMISSIONS PAID DURING
                                               --------------------------------
      SERIES                                      1994       1995       1996
      ------                                   ---------- ---------- ----------
Capital Appreciation.......................... $1,215,985 $1,644,280 $1,286,630
Conservative Growth...........................    602,120    453,519    599,469
Government Securities.........................          0          0          0
World Governments.............................          0          0          0
High Yield....................................        340          0          0
Managed Sectors...............................    430,233    691,688    683,756
Total Return..................................    331,065    745,342  1,053,060
Utilities.....................................     54,179    154,286    198,070
World Growth..................................          0          0    840,289
Zero Coupon...................................          0          0          0
Research(5)...................................      2,631    223,769    577,244
World Asset Allocation(5).....................      4,277    114,957    175,327
World Total Return(5).........................      1,119     76,890     53,646
Emerging Growth(3)............................               119,816    306,542
MFS/Foreign & Colonial International
 Growth(1)....................................        N/A        N/A     14,450
MFS/Foreign & Colonial International Growth
 and Income(4)................................        N/A      1,404     29,935
MFS/Foreign & Colonial Emerging Markets Equi-
 ty(2)........................................        N/A        N/A      7,951
Value(1)......................................                           19,750
Money Market..................................          0          0          0

--------
(1) From the commencement of investment operations on June 3, 1996.
(2) From the commencement of investment operations on June 5, 1996.
(3) From the commencement of investment operations on May 1, 1995.
(4) From the commencement of investment operations on October 2, 1995.
(5) From the commencement of investment operations on November 7, 1994.

  During the year ended December 31, 1996 each of the following Series purchased and retained securities issued by regular broker-dealers and affiliates thereof, as follows:

                                                          VALUE OF SECURITY AT
SERIES        BROKER-DEALER                                DECEMBER 31, 1996
------        -------------                               --------------------
Capital Ap-   Ford Motor Credit                               $13,707,000
 preciation
Capital Ap-   General Electric Co.                             10,965,000
 preciation
Conservative  General Electric Co.                             11,994,000
 Growth
Conservative  Merrill Lynch, Pierce, Fenner & Smith, Inc.       1,426,000
 Growth
Government    Goldman Sachs                                         6,399
 Securities
High Yield    Merrill Lynch, Pierce, Fenner & Smith, Inc.         420,000
Managed Sec-  Ford Motor Credit                                 5,684,000
 tors
Money Market  Bank America Corp.                                6,912,000
Money Market  Ford Motor Credit                                11,610,000
Total Return  General Electric Co.                             15,622,000
Total Return  Nationsbank                                       1,854,000
Total Return  Merrill Lynch, Pierce, Fenner & Smith, Inc.         798,000
Total Return  Ford Motor Credit                                 6,320,000
Utilities     Ford Motor Credit                                   230,000
World Growth  Ford Motor Credit                                 9,323,000
World Total   General Electric Co.                                430,000
 Return
World Asset   Ford Motor Credit                                   147,000
 Allocation
Emerging      Ford Motor Credit                                 6,094,000
 Growth
Value         Ford Motor Credit                                   140,000

                                   APPENDIX

    ADDITIONAL INFORMATION CONCERNING INVESTMENT INSTRUMENTS AND TECHNIQUES

                              OPTIONS AND FUTURES

  A discussion of options, Futures Contracts, Options on Futures Contracts, Forward Foreign Currency Contracts and options on foreign currencies follows.

  OPTIONS ON SECURITIES--A call option written by a series will be covered (i) through ownership of the security underlying the option or through ownership of an absolute and immediate right to acquire such security upon conversion or exchange of other securities held in its portfolio; or (ii) in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. A put option will be covered through (i) segregation in a segregated account held by the custodian of liquid assets in an amount equal to the exercise price of the option; or
(ii) in such other manner as may be in accordance with the requirements of the exchange on which the option is traded and applicable laws and regulations.

  Effecting a closing transaction in the case of a written call option will permit a series to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit a series to write another put option to the extent that the exercise price thereof is secured by liquid assets. Such transactions permit a series to generate additional premium income, which will partially offset declines in the value of portfolio securities or increases in the cost of securities to be acquired. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments, provided that another option on such security is not written. If a series desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction in connection with the option prior to or concurrent with the sale of the security.

  A series will realize a profit from a closing transaction if the premium paid in connection with the closing of an option written by it is less than the premium received from writing the option, or if the premium received in connection with the closing of an option purchased by it is more than the premium paid for the original purchase. Conversely, a series will suffer a loss if the premium paid or received in connection with a closing transaction is more or less, respectively, than the premium received or paid in establishing the option position. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option previously written by a series is likely to be offset in whole or in part by appreciation of the underlying security owned by a series.

  A series may write options in connection with buy-and-write transactions; that is, a series may purchase a security and then write a call option against that security. The exercise price of the call option will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. If the call options are exercised in such transactions, the series' maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the series' purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

  The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. Put options could be used by a series in the same market environments that call options would be used in equivalent buy-and-write transactions.

  A series may write combinations of put and call options on the same security, a practice known as a "straddle." By writing a straddle, a series undertakes a simultaneous obligation to sell and purchase the same security in the event that one of the options is exercised. If the price of the security subsequently rises sufficiently above the exercise price to cover the amount of the premium and transaction costs, the call will likely be exercised and the series will be required to sell the underlying security at a below market price. This loss may be offset, however, in whole or in part, by the premiums received on the writing of the two options. Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised. The writing of straddles will likely be effective, therefore, only where the price of a security remains stable and neither the call nor the put is exercised. In an instance where one of the options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.

  By writing a call option, a series limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a series assumes the risk that it may be required to purchase the underlying security for an exercise price above its then current market value, resulting in a loss unless the security subsequently appreciated in value. The writing of options on securities by the Capital Appreciation Series, Government Markets Series, Managed Sectors Series, Research Growth and Income Series, Utilities Series, Value Series, World Asset Allocation Series, World Growth Series and World Total Return Series and the MFS/Foreign & Colonial Series will not be undertaken solely for hedging purposes, and could involve certain risks which are not present in the case of hedging transactions. Moreover, even where options are written for hedging purposes, such transactions will constitute only a partial hedge against declines in the value of portfolio securities or against increases in the value of securities to be acquired, up to the amount of the premium.

  A series also may purchase put and call options on securities. Put options would be purchased to hedge against a decline in the value of the securities held in its portfolio. If such a decline occurs, the put options will permit a series to sell the securities at the exercise price, or to close out the options at a profit. By using put options in this way, the series will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and related transaction costs. A series may purchase call options to hedge against an increase in the price of securities that the series anticipates purchasing in the future. If such an increase occurs, the call option will permit the series to purchase the securities at the exercise price or to close out the option at a profit. The premium paid for a call or put option plus any transaction costs will reduce the benefit, if any, realized by the series upon exercise of the option, and, unless the price of the underlying security rose or declined sufficiently, the option may expire worthless to the series.

  Yield curve options may be used for the same purposes as other options on securities. Specifically, a series may purchase or write such options for hedging purposes. For example, a series may purchase a call option on the yield spread between two securities, if it owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. The series may also purchase or write yield curve options for other than hedging purposes (i.e., in an effort to increase its current income) if, in the judgment of the

Adviser or Sub Adviser, the series will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated. Yield curve options written by the series will be "covered." A call (or put) option is covered if the series holds another call (or put) option on the spread between the same two securities and maintains in a segregated account with its custodian liquid assets sufficient to cover the series' net liability under the two options. Therefore, the series' liability for such a covered option is generally limited to the difference between the amount of the series' liability under the option written by the series less the value of the option held by the series. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counter party with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter and because they have been only recently introduced, established trading markets for these securities have not yet developed.

  OPTIONS ON INDICES--A series will cover call options on indices by owning securities whose price changes, in the opinion of MFS, are expected to be similar to those of the index, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Nevertheless, where a series covers a call option on an index through ownership of securities, such securities may not match the composition of the index. In that event, the series will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. A series will cover put options on indices by segregating assets equal to the option's exercise price, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations.

  A series will receive a premium from writing a put or call option, which increases its gross income in the event the option expires unexercised or is closed out at a profit. If the value of an index on which a series has written a call option falls or remains the same, the series will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the securities it owns. If the value of the index rises, however, the series will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the series' investments. By writing a put option, a series assumes the risk of a decline in the index. To the extent that the price changes of securities owned by the series correlate with changes in the value of the index, writing covered put options on indices will increase the series' loss in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

  The purchase of call options on indices may be used by a series to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when a series holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options for this purpose, the series will also bear the risk of losing all or a portion of the premium paid, and related transaction costs, if the value of the index does not rise. The purchase of call options on indices when the series is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing calls on securities the series owns.

  A series also may purchase put options on indices to hedge its investments against a decline in value. By purchasing a put option on an index, a series will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of the series' investments does not decline as anticipated, or if the value of the option does not increase, the series' loss will be limited to the premium paid for the option, plus related transaction costs. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of the series' security holdings.

  FUTURES CONTRACTS--The Capital Appreciation Series, Emerging Growth Series, Government Securities Series, World Governments Series, Managed Sectors Series, Research Growth and Income Series, Utilities Series, Value Series, World Asset Allocation Series, World Growth Series and World Total Return Series and the MFS/Foreign & Colonial Series may enter into interest rate or stock index futures contracts ("Futures Contracts") in order to protect the series' current or intended investments from broad fluctuations in interest rates or stock prices. The Emerging Growth Series, Utilities Series, Research Growth and Income Series, Value Series, World Asset Allocation Series, World Growth Series and World Total Return Series and the MFS/Foreign & Colonial Series may also enter into Futures Contracts for non-hedging purposes, which involves greater risk and could result in losses which are not offset by gains on other portfolio assets. The Emerging Growth Series, Utilities Series, Research Growth and Income Series, Value Series, World Asset Allocation Series, World Governments Series, World Growth Series and World Total Return Series and the MFS/Foreign & Colonial Series may also enter into foreign currency futures contracts.

  For example, a series may sell Futures Contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the series' securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or in part, by gains on the futures position. When a series is not fully invested in the securities market and anticipates a significant market advance, it may purchase Futures Contracts in order to gain rapid market exposure that may, in part or in whole, offset increase in the cost of securities that the series intends to purchase. As such acquisitions are made, the corresponding positions in Futures Contracts will be closed out. In a substantial majority of these transactions, a series will purchase such securities upon the termination of the futures position, but under unusual market conditions, a long futures position may be terminated without a related purchase of securities.

  OPTIONS ON FUTURES CONTRACTS--The writing of a call Option on a Futures Contract constitutes a partial hedge against declining prices of the securities underlying the Futures Contract or of the securities comprising the index underlying the Futures Contact. If the futures price at expiration of the option is below the exercise price, the series will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the series' portfolio holdings. The writing of a put Option on a Futures Contract constitutes a partial hedge against increasing prices of the securities underlying the Futures Contract or of the securities comprising the index underlying the Futures Contract. If the futures price at expiration of the option is higher than the exercise price, a series will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which a series intends to purchase. If a put or call option a series has written is exercised, it will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the series' losses from existing Options of Futures Contracts may to some extent be reduced or increased by changes in the value of portfolio securities.

  A series will cover the writing of call Options on Futures Contracts through purchases of the underlying Futures Contract, and will cover the writing of put Options on Futures Contracts through sales of the underlying Futures Contract. Upon the exercise of a call Option on a Futures Contract written by a series, the series will be required to sell the underlying Futures Contract which, if the series has covered its obligation through the purchase of such Contract, will serve to liquidate its futures position. Similarly, where a put Option on a Futures Contract written by a series is exercised, the series will be required to purchase the underlying Futures Contract which, if the series has covered its obligation through the sale of such Contract, will close out its futures position. Put and call Options on Futures Contracts may also be covered in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations.

  A series may purchase Options on Futures Contracts for hedging purposes as an alternative to purchasing or selling the underlying Futures Contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline, a series could, in lieu of selling Futures Contracts, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or part, by a profit on the option. Conversely, where it is projected that the value of securities to be acquired by a series will increase prior to acquisition, due to a market advance, the series could purchase call Options on Futures Contracts, rather than purchasing the underlying Futures Contracts.

  FORWARD CONTRACTS--The Capital Appreciation Series, Managed Sectors Series, Research Series and World Governments Series may enter into contracts for the purchase or sale of a specific currency at a future date at a price set at the time the contract is entered into (a "Forward Contract") for hedging purposes only. The Emerging Growth Series, Utilities Series, Research Growth and Income Series, Value Series, World Asset Allocation Series, World Growth Series and World Total Return Series and the MFS/Foreign & Colonial Series may enter into Forward Contracts for hedging purposes and non-hedging purposes. A series will enter into Forward Contracts for the purpose of protecting its current or intended investments from fluctuations in currency exchange rates. A Forward Contract to sell a currency may be entered into, for example, in lieu of the sale of a foreign currency futures contract where a series seeks to protect against an anticipated increase in the exchange rate for a specific currency which could reduce the dollar value of portfolio securities denominated in such currency. Conversely, a series may enter into a Forward Contract to purchase a given currency to protect against a projected increase in the dollar value of securities denominated in such currency which a series intends to acquire.

  If a hedging transaction in Forward Contracts is successful, the decline in the value of portfolio securities or the increase in the cost of securities to be acquired may be offset, at least in part, by profits on the Forward Contract. Nevertheless, by entering into such Forward Contracts, a series may be required to forego all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates. The series do not presently intend to hold Forward Contracts entered into until maturity, at which time they would be required to deliver or accept delivery of the underlying currency, but will seek in most instances to close out positions in such Contracts by entering into offsetting transactions, which will serve to fix the series' profit or loss based upon the value of the Contracts at the time the offsetting transaction is executed.

  Each of the series has established procedures consistent with Securities and Exchange Commission policies concerning the use of "cover" or the establishment of segregated accounts in connection with purchases of foreign currency through Forward Contracts. Since those policies currently require the use of "cover" or that liquid assets of the series equal to the amount of the purchase be held aside or segregated in an account maintained by the custodian to be used to pay for the commitment, each series will always use "cover" or have liquid assets available sufficient to cover any commitments under these contracts or to limit any potential risk.

  OPTIONS ON FOREIGN CURRENCIES--The Emerging Growth Series, Utilities Series, Research Growth and Income Series, Value Series, World Asset Allocation Series, World Governments Series, World Growth Series and World Total Return Series and the MFS/Foreign & Colonial Series may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which Futures Contracts on foreign currencies, or Forward Contracts, will be utilized. All call options written on foreign currencies will be covered. A call option written on a foreign currency is "covered" if the series owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the series' custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the series has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the series in liquid assets in a segregated account with its custodian. Options on foreign currencies may also be covered in such other manner as may be in accordance with the requirements of the exchange on which they are traded and applicable laws and regulations.

  RISK FACTORS: IMPERFECT CORRELATION OF HEDGING INSTRUMENTS WITH A SERIES' PORTFOLIO--A series' ability effectively to hedge all or a portion of its portfolio through transactions in options, Futures Contracts, options on foreign currencies, Options on Futures Contracts, and Forward Contracts will depend on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant portion of the portfolio. Because the securities in the portfolio will most likely not be the same as those securities underlying an index, the correlation between movements in the portfolio and in the securities underlying the index will not be perfect. The trading of Futures Contracts and options entails the additional risk of imperfect correlation between movements in the futures or option price and the price of the underlying index or obligation. The anticipated spread between the prices may be distorted due to the differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the futures and options market. In this regard, trading by speculators in such instruments has in the past occasionally resulted in market distortions, which may be difficult or impossible to predict particularly near the expiration of such contracts. It should be noted that Futures Contracts or options based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than options or Futures Contracts based on a broad market index, because a narrower index is more susceptible to rapid and extreme fluctuations as a result of changes in the value of a small number of securities. The trading of Options on Futures Contracts also entails the risk that changes in the value of the underlying Futures Contracts will not be fully reflected in the value of the option. Further, with respect to options on securities, options on indices and Options on Futures Contracts, a series is subject to the risk of market movements between the time that the option is exercised and the time of performance thereunder. In writing a covered call option on a security, index or Futures Contract, a series also incurs the risk that changes in the value of the instruments used to cover the position will not correlate closely with changes in the value of the option or underlying index or instrument. Transactions in Forward Contracts or options on foreign currencies designed to hedge against exposure arising from currency fluctuations will subject a series to the risk of imperfect correlation between changes in the value of the currencies underlying the forwards or options and changes in the value of the currencies being hedged.

  A series will invest in a hedging instrument only if, in the judgment of MFS, there would be expected to be a sufficient degree of correlation between movements in the value of the instrument and movements in the value of the relevant portion of the series' portfolio for such hedge to be effective. There can be no assurance that MFS' judgment will be accurate.

  It should also be noted that the Capital Appreciation Series, Managed Sectors Series, Research Growth and Income Series, Utilities Series, World Governments Series, World Asset Allocation Series, World Growth Series and World Total Return Series and the MFS/Foreign & Colonial Series would be able to purchase and write options on securities and indices not only for hedging purposes, but also for the purpose of increasing their return on portfolio securities. The Utilities Series, World Asset Allocation Series, World Growth Series and the World Total Return Series and the MFS/Foreign & Colonial Series may also purchase and write Futures Contracts, Options on Futures Contracts and Forward Contracts for non-hedging purposes. As a result, in the event of adverse market movements, such series might be required to forfeit the entire amount of the premium paid for an option purchased, which might not be offset by increases in the value of portfolio securities or declines in the cost of securities to be acquired. In addition, the method of covering an option employed by a series may not fully protect it against risk of loss and, in any event, a series could suffer losses on the option position which might not be offset by corresponding portfolio gains.

  With respect to the writing of straddles on securities, a series would incur the risk that the price of the underlying security will not remain stable, that one of the options written will be exercised and that the resulting loss will not be offset by the amount of the premiums received.

  POTENTIAL LACK OF A LIQUID SECONDARY MARKET--Prior to exercise or expiration, a futures or option position can only be terminated by entering into a closing purchase or sale transaction. This requires a secondary market for such instruments on the exchange on which the initial transaction was entered into. While a series will enter into options or futures positions only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular contracts at any specific time. In that event, it may not be possible to close out a position held by a series and the series could be required to purchase or sell the instrument underlying an option, make or receive a cash settlement or meet ongoing variation margin requirements. Under such circumstances, if the series had insufficient cash available to meet margin requirements, it might be necessary to liquidate portfolio securities at a time when it would be disadvantageous to do so. The inability to close out options and futures positions, therefore, could have an adverse impact on a series' ability effectively to hedge its portfolio, and could result in trading losses. The liquidity of a secondary market in a Futures Contract or options thereon may also be adversely affected by "daily price fluctuation limits", established by exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day. The trading of Futures Contracts and options is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures government intervention, insolvency of a brokerage firm of clearing house or other disruptions of normal trading activity, which could at times make if difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

  MARGIN--Because of low initial margin deposits made upon the opening of a futures position and the writing of an option, such transactions involve substantial leverage. As a result, relatively small movements in the price of the contract can result in substantial unrealized gains or losses. To the extent a series engages in the purchase or sale of Futures Contracts and the writing of Options on Futures Contracts solely for hedging purposes, however, and to the extent that the series purchases and writes options on securities and indices for hedging purposes, any losses incurred in connection therewith should, if the hedging strategy is successful, be offset, in whole or in part, by increases in the value of securities held by the series or decreases in the prices of securities the series intends to acquire. If a series writes options on securities or options on indices for other than hedging purposes, the margin requirements associated with such transactions could expose the series to greater risk.

  TRADING AND POSITION LIMITS--The exchanges on which Futures Contracts and options are traded may impose limitations governing the maximum number of positions on the same side of the market and involving the same underlying instrument which may be held by a single investor, whether acting alone or in concert with others (regardless of whether such contracts are held on the same or different exchanges or held or written in one or more accounts or through one or more brokers). In addition, the Commodity Futures Trading Commission ("CFTC") and the various contract markets have established limits referred to as "speculative position limits" on the maximum net long or net short position which any person may hold or control in a particular futures or option contract. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. MFS does not believe that these trading and position limits will have any adverse impact on the strategies for hedging the portfolio of a series.

  RISK OF OPTIONS ON FUTURES CONTRACTS--The amount of risk a series assumes when it purchases an Option on a Futures Contract is the premium paid for the option, plus related transaction costs. In order to profit from an option purchased, however, it may be necessary to exercise the option and to liquidate the underlying Futures Contract, subject to the risks of the availability of a liquid offset market described herein. The writer of an Option on a Futures Contract is subject to the risks of commodity futures trading, including the requirement of initial and variation margin payments, as well as the additional risk that movements in the price of the option may not correlate with movements in the price of the underlying index or Futures Contract.

  ADDITIONAL RISKS OF TRANSACTIONS RELATED TO FOREIGN CURRENCIES AND TRANSACTIONS NOT CONDUCTED ON U.S. EXCHANGES--Transactions in Forward Contracts are subject to all of the correlation, liquidity and other risks outlined above. In addition, however, such transactions are subject to the risk of governmental actions affecting trading in or the prices of currencies underlying such contracts, which could restrict or eliminate trading and could have a substantial adverse effect on the value of positions held by a series. In addition, the value of such positions could be adversely affected by a number of other complex political and economic factors applicable to the countries issuing the underlying currencies. Further, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying contracts thereon. As a result, the available information on which trading systems will be based may not be as complete as the comparable data on which a series makes investment and trading decisions in connection with other transactions. Moreover, because the foreign currency market is a global, twenty-four hour market, events could occur on that market which would not be reflected in the forward markets until the following day, thereby preventing a series from responding to such events in a timely manner. Settlements of exercises of Forward Contracts generally must occur within the country issuing the underlying currency, which in turn requires traders to accept or make delivery of such currencies in conformity with any United States or foreign restrictions and regulations regarding the maintenance of foreign banking relationships, fees, taxes or other charges.

  Forward Contracts, over-the-counter options on securities, and options on foreign exchanges are not traded on contract markets regulated by the CFTC or the Securities and Exchange Commission, but through financial institutions acting as market-makers. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. In addition, over-the-counter transactions can only be entered into with a financial institution willing to take the opposite side, as principal, of the series' position unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with the series. Where no such counterparty is available, it will not be possible to enter into a desired transaction. There also may be no liquid secondary market in the trading of over-the-counter contracts, and a series could be required to retain options purchased or written, or Forward Contracts entered into, until exercise, expiration or maturity. This in turn could limit a series' ability to profit from open positions or to reduce losses experienced, and could result in greater losses. Further, over-the-counter transactions are not subject to the performance guarantee of an exchange clearing house, and a series will therefore be subject to the risk of default by, or the bankruptcy of, the financial institution serving as its counterparty.

  While Forward Contracts are not presently subject to regulation by the CFTC, the CFTC may in the future assert or be granted authority to regulate such instruments. In such event, a series' ability to utilize Forward Contracts in the manner set forth above could be restricted.

  Options on securities, options on indices, Futures Contracts, Options on Futures Contracts and options on foreign currencies may be traded on exchanges located in foreign countries. Such transactions may not be conducted in the same manner as those entered into on United States exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. As a result, many of the risks of over-the-counter trading may be present in connection with such transactions.

  RESTRICTIONS ON THE USE OF OPTIONS AND FUTURES--In order to assure that a series will not be deemed to be a "commodity pool" for purposes of the Commodity Exchange Act, regulations of the CFTC require that the series enter into transactions in Futures Contracts and Options on Futures Contracts only
(i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions does not exceed 5% of the liquidation value of the series' assets.

  The Board of Trustees of the Series Fund has adopted the additional restriction that a series will not enter into a Futures Contract if, immediately thereafter, the value of securities and other obligations underlying all such Futures Contracts would exceed 50% of the value of the series' assets, taken at market value. Moreover, a series will not purchase put and call options if, as a result, more than 5% of its total assets would be invested in such options.

  When a series purchases a Futures Contract an amount of cash and cash equivalents will be deposited in a segregated account with the series' custodian so that the amount so segregated will at all times equal the value of the Futures Contract, thereby insuring that the leveraging of such Futures Contract is minimized.

  The staff of the Securities and Exchange Commission ("SEC") has taken the position that purchased over-the-counter options and assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities held by a series, cannot exceed 15% of such series' assets, or such lower ceiling on illiquid securities imposed by a series' investment restrictions (the "SEC Illiquidity Ceiling"). Although the investment adviser disagrees with this position, the investment adviser intends to limit a series' writing of over-the-counter options in accordance with the following procedure. Except as provided below, each series which may write options intends to write over-the-counter options only with primary U.S. Government securities dealers recognized as such by the Federal Reserve Bank of New York. Also, the contracts these series have in place with such primary dealers provide that the series has the absolute right to repurchase an option it writes at any time at a price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula in the contract. Although the specific formula may vary between contracts with different primary dealers, the formula generally is based on a multiple of the premium received by the series for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount that the option is in-the-money). The formula may also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written out-of-the-money. A series will treat all or a portion of the formula as illiquid for purposes of the SEC Illiquidity Ceiling. Each series which may write options may also write over-the-counter options with non-primary dealers, including foreign dealers (where applicable), and will treat the assets used to cover these options as illiquid for purposes of such SEC Illiquidity Ceiling.

           LOANS, LOAN PARTICIPATIONS AND OTHER DIRECT INDEBTEDNESS

  The Emerging Growth Series, High Yield Series Value Series and World Asset Allocation Series and the MFS/Foreign & Colonial Series may purchase loans, loan participations and other direct claims against a borrower. In purchasing a loan or loan participation, the series acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, although some may be unsecured. Such loans may be in default at the time of purchase. Loans that are fully secured offer the series more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

  These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans are typically made by a syndicate of lending institutions, represented by an agent lending institution which has negotiated and structured the loan and is responsible for collecting interest, principal and other amounts due on its own behalf and on behalf of the others in the syndicate, and for enforcing its and their other rights against the borrower. Alternatively, such loans may be structured as a novation, pursuant to which the series would assume all of the rights of the lending institution in a loan, or as an assignment, pursuant to which the series would purchase an assignment of a portion of a lender's interest in a loan either directly from the lender or through an intermediary. The series may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default.

  Certain of the loan participations acquired by the series may involve revolving credit facilities or other standby financing commitments which obligate the series to pay additional cash on a certain date or on demand. These commitments may have the effect of requiring the series to increase its investment in a company at a time when the series might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the series is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash or other high grade debt obligations in an amount sufficient to meet such commitments.

  The series' ability to receive payments of principal, interest and other amounts due in connection with these investments will depend primarily on the financial condition of the borrower. In selecting the loan participations and other direct investments which the series will purchase, the Adviser will rely upon its (and not that of the original lending institution's) own credit analysis of the borrower. As the series may be required to rely upon another lending institution to collect and pass on to the series amounts payable with respect to the loan and to enforce the series' rights under the loan, an involvency, bankruptcy or reorganization of the lending institution may delay or prevent the series from receiving such amounts. In such cases, the series will evaluate as well the creditworthiness of the lending institution and will treat both the borrower and the lending institution as an "issuer" of the loan participation for purposes of certain investment restrictions pertaining to the diversification of the series' portfolio investments. The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Investments in such loans may involve additional risks to the series. For example, if a loan is foreclosed, the series could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the series could be held liable as a co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the series relies on the Adviser's or Sub-Adviser's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the series. In addition, loan participations and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the series may be unable to sell such instruments at an opportune time or may have to resell them at less than fair market value. To the extent that the Adviser or a Sub-Adviser determines that any such investments are illiquid, the series will include them in the investment limitations applicable to the series.

                        SWAPS AND RELATED TRANSACTIONS

  The Research Growth and Income Series, World Asset Allocation Series, World Government Series and World Total Return Series and the MFS/Foreign & Colonial Series may enter into interest rate swaps, currency swaps and other types of available swap agreements, such as caps, collars and floors. Swap agreements may be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a series' exposure to long or short-term interest rates (in the U.S. or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as securities prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names. A series is not limited to any particular form or variety of swap agreement if the Adviser determines it is consistent with the series' investment objective and policies.

  The series will maintain cash or appropriate liquid assets with its custodian to cover its current obligations under swap transactions. If the series enters into a swap agreement on a net basis (i.e., the two payment streams are netted out, with the series receiving or paying, as the case may be, only the net amount of the two payments), the series will maintain liquid assets with its custodian with a daily value at least equal to the excess, if any, of the series' accrued obligations under the swap agreement over the accrued amount the series is entitled to receive under the agreement. If the series enters into a swap agreement on other than a net basis, it will maintain cash or liquid assets with a value equal to the full amount of the series' accrued obligations under the agreement.

  The most significant factor in the performance of swaps, caps, floors and collars is the change in the specific interest rate, currency or other factor that determines the amount of payments to be made under the arrangement. If the Adviser is incorrect in its forecasts of such factors, the investment performance of the series would be less than what it would have been if these investment techniques had not been used. If a swap agreement calls for payments by the series, the series must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of the swap arrangement would be likely to decline, potentially resulting in losses. If the counterparty defaults, the series' risk of loss consists of the net amount of payments that the series is contractually entitled to receive. The series anticipates that it will be able to eliminate or reduce its exposure under these arrangements by assignment or other disposition or by entering into an offsetting agreement with the same or another counterparty.

  INVESTMENT INSTRUMENTS AND TECHNIQUES OF THE MFS/FOREIGN & COLONIAL SERIES

EMERGING MARKETS: Each of the MFS/Foreign & Colonial Series may invest in securities of government, government-related, supranational and corporate issuers located in emerging markets. Such investments entail significant risks as described in the Prospectus under the caption "Additional Risk Factors" and as more fully described below.

  COMPANY DEBT--Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in any given country. As a result, government actions in the future could have a significant effect on economic conditions in emerging markets, which in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities in a series' portfolio. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments have occurred frequently over the history of certain emerging markets and could adversely affect a series' assets should these conditions recur.

  SOVEREIGN DEBT--Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancelation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including a series) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

  Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Certain emerging market governmental issuers have not been able to make payments of interest on or principal of debt obligations as those payments have come due. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of those issuers.

  The ability of emerging market governmental issuers to make timely payments on their obligations is likely to be influenced strongly by the issuer's balance of payments, including export performance, and its access to international credits and investments. An emerging market whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of those commodities. Increased protectionism on the part of an emerging market's trading partners could also adversely affect the country's exports and tarnish its trade account surplus, if any. To the extent that emerging markets receive payment for their exports in currencies other than dollars or non-emerging market currencies, its ability to make debt payments denominated in dollars or non-emerging market currencies could be affected.

  To the extent that an emerging market country cannot generate a trade surplus, it must depend on continuing loans from foreign governments, multilateral organizations or private commercial banks, aid payments from foreign governments and on inflows of foreign investment. The access of emerging markets to these forms of external funding may not be certain, and a withdrawal of external funding could adversely affect the capacity of emerging market country governmental issuers to make payments on their obligations. In addition, the cost of servicing emerging market debt obligations can be affected by a change in international interest rates since the majority of these obligations carry interest rates that are adjusted periodically based upon international rates.

  Another factor bearing on the ability of emerging market countries to repay debt obligations is the level of international reserves of the country. Fluctuations in the level of these reserves affect the amount of foreign exchange readily available for external debt payments and thus could have a bearing on the capacity of emerging market countries to make payments on these debt obligations.

  LIQUIDITY; TRADING VOLUME; REGULATORY OVERSIGHT--The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the U.S. Disclosure and regulatory standards are in many respects less stringent than U.S. standards. Furthermore, there is a lower level of monitoring and regulation of the markets and the activities of investors in such markets.

  The limited size of many emerging market securities markets and limited trading volume in the securities of emerging market issuers compared to volume of trading in the securities of U.S. issuers could cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on in-depth fundamental analysis, may decrease the value and liquidity of portfolio securities.

  The risk also exists that an emergency situation may arise in one or more emerging markets, as a result of which trading of securities may cease or may be substantially curtailed and prices for a series' securities in such markets may not be readily available. The Series Fund may suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, if a series believes that appropriate circumstances exist, it will promptly apply to the SEC for a determination that an emergency is present. During the period commencing from the series' identification of such condition until the date of the SEC action, the series' securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Board of Trustees.

  DEFAULT; LEGAL RECOURSE--A series may have limited legal recourse in the event of a default with respect to certain debt obligations it may hold. If the issuer of a fixed-income security owned by a series defaults, the series may incur additional expenses to seek recovery. Debt obligations issued by emerging market governments differ from debt obligations of private entities; remedies from defaults on debt obligations issued by emerging market governments, unlike those on private debt, must be pursued in the courts of the defaulting party itself. A series' ability to enforce its rights against private issuers may be limited. The ability to attach assets to enforce a judgment may be limited. Legal recourse is therefore somewhat diminished. Bankruptcy, moratorium and other similar laws applicable to private issuers of debt obligations may be substantially different from those of other countries. The political context, expressed as an emerging market governmental issuer's willingness to meet the terms of the debt obligation, for example, is of considerable importance. In addition, no assurance can be given that the holders of commercial bank debt may not contest payments to the holders of debt obligations in the event of default under commercial bank loan agreements.

  INFLATION--Many emerging markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, wage and price controls have been imposed in certain countries. Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.

  WITHHOLDING--Income from securities held by a series could be reduced by a withholding tax on the source or other taxes imposed by the emerging market countries in which the series makes its investments. A series' net asset value may also be affected by changes in the rates or methods of taxation applicable to the series or to entities in which the series has invested. The Adviser and the Sub-Adviser will consider the cost of any taxes in determining whether to acquire any particular investments, but can provide no assurance that the taxes will not be subject to change.

  FOREIGN CURRENCIES--Each series may invest up to 100% of its assets in securities denominated in foreign currencies. Accordingly, changes in the value of these currencies against the U.S. dollar may result in corresponding changes in the U.S. dollar value of a series' asset denominated in those currencies. Each Series may attempt to minimize the impact of these changes to the U.S. dollar value of the series' portfolio by engaging in certain hedging practices, such as entering into Futures Contracts and Options on Foreign Securities as described below.

  Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, there is risk that certain emerging market countries may restrict the free conversion of their currencies into other currencies. Further, certain emerging market currencies may not be internationally traded. Certain of these currencies have experienced a steep devaluation relative to the U.S. dollar. Any devaluations in the currencies in which a Series' portfolio securities are denominated may have a detrimental impact on the series' net asset value.

INVESTMENT IN OTHER INVESTMENT COMPANIES: A series' investment in other investment companies, as described in the Prospectus is limited in amount by the 1940 Act, and any applicable state securities laws. Such investment may also involve the payment of substantial premiums above the value of such investment companies' portfolio securities, and the total return on such investment will be reduced by the operating expenses and fees of such other investment companies, including advisory fees.

REPURCHASE AGREEMENTS: Each series may enter into repurchase agreements with sellers who are member firms (or a subsidiary thereof) of the New York Stock Exchange, members of the Federal Reserve System, recognized domestic or foreign securities dealers or institutions which the Adviser or the Sub-Adviser has determined to be of comparable creditworthiness. The securities that a series purchases and holds have values which are equal to or greater than the repurchase price agreed to be paid by the seller. The repurchase price may be higher than the purchase price, the difference being income to the series, or the purchase and repurchase prices may be the same, with interest at a standard rate due to the series together with the repurchase price on repurchase.

  The repurchase agreement provides that in the event the seller fails to pay the price agreed upon on the agreed upon delivery date or upon demand, as the case may be, a series will have the right to liquidate the securities. If at the time the series is contractually entitled to exercise its right to liquidate the securities, the seller is subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order, the series' exercise of its right to liquidate the securities may be delayed and result in certain losses and costs to the series. Each series has adopted and follows procedures which are intended to minimize the risk of repurchase agreements. For example, a series only enters into repurchase agreements after the Adviser or the Sub-Adviser has determined that the seller is creditworthy, and the Adviser or the Sub-Adviser monitors that seller's creditworthiness on an ongoing basis. Moreover, under such agreements, the value of the securities (which are marked to market every business day) is required to be greater than the repurchase price, and the series has the right to make margin calls at any time if the value of the securities falls below the agreed upon margin.

LOANS AND OTHER DIRECT INDEBTEDNESS: Each series may purchase loans and other direct claims against an issuer of emerging market debt instruments (a "borrower"). In purchasing a loan, a series acquires some or all of the interest of a bank or other lending institution in a loan to a corporate, governmental or other borrower. Many such loans are secured, although some may be unsecured. Such loans may be in default at the time of purchase. Loans that are fully secured offer a series more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

  Certain of the loans acquired by a series may involve revolving credit facilities or other standby financing commitments which obligate the series to pay additional cash on a certain date or on demand. These commitments may have the effect of requiring a series to increase its investment in a company at a time when the series might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a series is committed to advance additional funds, it will at all times hold and maintain in a segregated account liquid assets in an amount sufficient to meet such commitments.

  A series' ability to receive payments of principal, interest and other amounts due in connection with these investments will depend primarily on the financial condition of the borrower. Direct indebtedness of developing countries involves the risk that the governmental entities responsible for the repayment of the note may be unable, or unwilling, to pay interest and repay principal where due. In selecting the loans and other direct indebtedness which a series will purchase, the Adviser or Sub-Advisor will rely upon their (and not that of the original lending institution's) own credit analysis of the borrower. As a series may be required to rely upon another lending institution to collect and pass on to the series amounts payable with respect to the loan and to enforce the series' rights under the loan, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the Series from receiving such amounts. In such cases, the series will evaluate as well the creditworthiness of the lending institution and will treat both the borrower and the lending institution as an "Issuer" of the loan for purposes of certain investment restrictions pertaining to the diversification of the series' portfolio investments. The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Investments in such loans may involve additional risks to a series.

WARRANTS: Each series will not invest more than 10% of its net assets, taken at market value, in warrants not acquired in a unit transaction. Warrants are securities that give a series the right to purchase equity securities from the issuer at a specific price (the "strike price") for a limited period of time. The strike price of warrants typically is much lower than the current market price of the underlying securities, yet they are subject to similar price fluctuations. As a result, warrants may be more volatile investment than the underlying securities and may offer greater potential for capital appreciation as well as capital loss.

  Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

DEPOSITORY RECEIPTS: Each series may purchase depository receipts, including unsponsored depository receipts. Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The depository of an unsponsored ADR, on the other hand, is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. For further discussion of depository receipts see the Prospectus and Appendix A to the Prospectus-- "American Depositary Receipts."

SUN-13--5/97/750

MFS/SUN LIFE SERIES TRUST
An Open-end Management Investment Company

INVESTMENT ADVISER
Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116
(617) 954-5000

CUSTODIAN AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

SHAREHOLDER SERVICING AGENT
MFS Service Center, Inc.
MAILING ADDRESS:
P.O. Box 2281, Boston, MA 02107
BUSINESS ADDRESS:
500 Boylston Street, Boston, MA 02116
TELEPHONE:
Toll free: (800) 225-2606;
in Massachusetts and Alaska,
collect: (617) 954-5000

AUDITORS
Deloitte & Touche llp
125 Summer Street, Boston, MA 02110




MFS/Sun Life Series Trust [arrow right]

ANNUAL REPORT [bullet] December 31, 1996

Capital Appreciation Series
Conservative Growth Series
Emerging Growth Series
MFS/Foreign & Colonial Emerging
 Markets Equity Series
MFS/Foreign & Colonial International
 Growth Series
MFS/Foreign & Colonial International
 Growth and Income Series
Government Securities Series
High Yield Series
Managed Sectors Series
Money Market Series
Research Series
Total Return Series
Utilities Series
Value Series
World Asset Allocation Series
World Governments Series
World Growth Series
World Total Return Series
Zero Coupon Series 2000 Portfolio

Dear Contract Owners:

The pattern of slow but sustainable growth seen in most of the world in 1996 seems likely to continue in 1997. While it appears that U.S. growth in 1997 will slow modestly relative to 1996, there is evidence that the European economies and, to a lesser degree, Japan are continuing to recover from recession. At the same time, companies in many emerging markets are reporting robust increases in earnings as these economies benefit from higher-than-average growth and open market reforms, which should continue to provide more opportunities for development and trade.

U.S. Outlook

After more than six years of expansion, the U.S. economy appears headed toward another year of at least moderate growth in 1997, although a few signs point to the possibility of a modest rise in inflation during the year. On the positive side, the pattern of moderate growth and subdued inflation experienced over the past few years now seems fairly well entrenched and appears to have enough momentum to continue on track for some time. Also, recent gains in such important sectors as housing, automobiles, industrial production, and exports indicate a fair amount of underlying strength in the economy. However, some reason for caution can be seen in the continuing high levels of consumer debt and the attendant rise in personal bankruptcies, as well as the modestly disappointing levels of holiday sales. Furthermore, the ongoing tightness in labor markets, and price rises in such important sectors as energy, could add some inflationary pressures to the economy. Given these somewhat conflicting indicators, we expect real (inflation-adjusted) growth to revolve around 2% in 1997, which would represent a modest decline from 1996.

Global Outlook

Internationally, the environment of moderate growth, benign inflation, and fairly steady interest rates is also providing support for investment markets and should help sustain valuation levels in the coming year. Throughout the world, the key to stock market performance in 1997 will be corporate earnings growth. While U.S. earnings growth is slowing but still expected to be fairly healthy, we anticipate that a number of European countries will see an acceleration in earnings growth and improved valuations in 1997. Despite this environment, many European stock markets trade at discounts to the United States. In particular, we see opportunities in some of the multinationals and businesses with the ability to generate steady earnings growth. In Japan, a recovery appears to be taking place, but at a very modest rate, with valuations still at high levels. In the emerging markets, the long-term economic growth story remains intact and, although selectivity is even more critical in these markets, an increasing number of companies is benefiting from this economic expansion while trading at below-average global valuations.

Bond Markets

Conflicting signals over the strength of the economy have created near-term volatility in U.S. bond markets. Comments by Federal Reserve Chairman Alan Greenspan in late 1996 have created some uncertainty over the Federal Reserve Board's next move. However, we expect the Fed to maintain its anti-inflationary stance should signs of more rapid economic growth and, particularly, higher inflation resurface. While inflationary forces largely remained in check in 1996, the continued strength in labor markets and rising energy prices mean that some pickup in inflation is still possible. However, the U.S. budget deficit continues to decline and, as a percentage of gross domestic product, is now less than 2%, which we consider a positive development for the bond markets. Although interest rates may move higher over the coming months, we believe that, at current levels, fixed-income markets remain fairly valued.

Stock Market

While U.S. equity returns of the past two years have been impressive, we would anticipate returns in 1997 to be closer to historical levels. Just as the slowdown in corporate earnings growth and increases in interest rates in 1996 raised some near-term concerns, further interest rate increases coupled with an acceleration of inflation could negatively affect the stock market in 1997. However, to the extent that some slowdown in earnings means that the economy is not overheating, this may be beneficial for the equity market in the long run. Also, we believe many of the technology-driven productivity gains that U.S. companies have made in recent years will continue to enhance corporate America's competitiveness and profitability. Therefore, while we have some near-term concerns, we remain reasonably positive that the equity market will produce satisfactory long-term returns.

A discussion of the performance and current investment strategy for each of the series is presented here and on the following pages. The performance figures provided in the discussion do not reflect the deduction of any separate account charges. The results would have been lower had these charges been deducted. We appreciate your support and welcome any questions or comments you may have.

On behalf of the Board of Trustees,

/s/John D. McNeil
John D. McNeil
Chairman

January 15, 1997

Capital Appreciation Series

For the year ended December 31, 1996, the Series provided a total return of 21.48%, modestly below the 22.64% return of the Standard & Poor's 500 Composite Index (the S&P 500), an unmanaged index of common stock performance. The Series' performance benefited from a significant weighting in the technology sector and in particular Intel and Microsoft which have strong market positions, related to the personal computer business. Lodging stocks, such as HFS Inc., a franchiser of hotels and residential real estate brokerage companies, also contributed significantly to performance. Other significant contributors include Tyco International, a fire control and health care products manufacturer and Wisconsin Central, a railroad company.

Performance was negatively impacted by the underweighting in oil and oil services which benefited from rising oil prices, and financial services which performed well despite generally flat interest rates since these sectors outperformed the S&P 500 during the year.

The Series continues to seek companies possessing five key factors: earnings momentum, reasonable valuations, good management, a strong balance sheet and positive secular trends. Given that current price/earnings multiples appear reasonable, the Series will focus on earnings momentum to seek further stock price appreciation.

Our largest concentration remains in the technology area, which is seeing strong spending by corporations that are focused on improving their productivity. Other large weightings are in lodging and industrial goods such as agricultural equipment that will benefit from a continuing strong farm economy.

Conservative Growth Series

For the year ended December 31, 1996, the Series provided a total return of 25.41%, outperforming the 22.64% return of the S&P 500. The past year proved to be a fairly benign investment environment, with growth continuing, but at a reasonably slow rate, which allowed interest rates to stay low, and therefore improved valuations. At the same time, many companies continued to report significant gains in earnings. The Series benefited from this favorable investment environment, as the low interest rates led to improved valuations, and corporate earnings continue to improve. The Series was also helped by being overweighted in sectors that outperformed the market, while being underweighted in those that lagged the market. For example, the Series was overweighted in financial services stocks and industrial goods and services, particularly aerospace and defense stocks, both of which outperformed the market, while being underweighted in sectors like utilities and leisure, both of which underperformed. Financial services stocks benefited from a number of favorable developments. First, some companies, such as First Bank Systems and Norwest, have been selling at significant discounts to the market -- discounts which we feel are not warranted given the underlying strength of these companies. Second, the ongoing and necessary consolidation of the banking industry benefits the acquiring companies which are able to reach broader markets and realize economies of scales, as well as the stocks of companies being taken over, as they have been bought at significant premiums.

Meanwhile, the defense and aerospace industry is also going through a massive consolidation as the defense industry shrinks. In most cases, the resulting acquisitions and mergers are enhancing, not diluting, earnings as these companies also enjoy increased economies of scale, as well as increased purchasing power and global strength. We think there will be more mergers in the future.

Looking ahead, we have some concerns about the ability of the S&P 500 to continue to grow earnings at the same pace as the last couple of years. While the economy slows, the ability of companies to make their earnings estimates will become more and more significant. As a result, stock selection will become even more important. In this environment, we believe that our emphasis on original research, combined with our bottom-up approach to stock selection, should continue to benefit the Series over the long term.

Emerging Growth Series

For the year ended December 31, 1996, the Series provided a total return of 17.15%. This compares to a 22.64% return for the S&P 500, and a 16.35% return for the Russell 2000 Total Return Index, an index comprised of 2,000 of the smallest U.S. domiciled company common stocks, which are traded on the New York Stock Exchange, the American Stock Exchange, and the NASDAQ. The Series' performance benefited from strong price appreciation in the stock prices of some of our holdings in the technology sector. BMC Software (systems software), Cadence Design Systems (electronic design automation software), and Oracle Systems (database software) were up 94%, 41%, and 48%, respectively. Taking a major position in the depressed semiconductor stocks during the month of August also contributed to the performance of the Series. We believe that the semiconductor industry has resolved the problem of excess inventory in the system and that orders and shipments are picking up. This has been confirmed by the industry's improving "book-to-bill" ratio. Looking ahead, the semiconductor companies should continue to benefit from robust growth in PCs, data processing, and telecommunications. Adobe Systems (electronic printing and publishing software) reported disappointing earnings early in the year and has been a disappointing stock. We maintain a positive position in Adobe, as we believe the stock price will rebound from its currently depressed level.

For the second year in a row, the performance of our leisure stocks was particularly enhanced by the large weighting in HFS. HFS, the nation's largest franchiser of hotels and residential real estate brokerage companies, saw its stock price increase 46% last year. Strong earnings gains and a few acquisitions such as Coldwell Banker, Avis, Resort Condominiums International, and PHH Group, have increased the possibility of future growth prospects for investors. We believe HFS has one of the most astute management teams, and the position remains the Series' largest.

The Series' positions in radio and television broadcasting stocks performed very well as a result of the 1996 Telecommunications Act, which relaxed ownership restrictions. Rapid industry consolidation is already occurring, with the strong companies getting stronger. Clear Channel Communications and LIN Television were up 64% and 42%, respectively.

Although the healthcare stocks had a mixed performance over the past year (especially the health maintenance organizations), two of the Series' major positions produced superior earnings growth and good stock performance. Cardinal Health (wholesale distributor of medical products) and Health Management Associates (hospital management company) appreciated 60% and 29%, respectively.

In 1996, the stock market and the Series' investments moved higher despite a rise in interest rates and a slowdown in overall corporate earnings. Although the large-capitalization stocks outperformed the small-capitalization stocks over the past six months and the year as a whole, we believe the small fast-growing companies will resume their outperformance in 1997 as the economy and corporate earnings continue to slow. As we have mentioned in previous reports, we are living through an unprecedented era of productivity gains for corporate America. We believe smaller companies are providing the technology and resources to drive this productivity to the bottom line, and that the stock market will continue to reward these companies.

Government Securities Series

For the year ended December 31, 1996, the Series experienced a total return of 1.65%. This compares to a 2.77% return for the Lehman Brothers Government Bond Index (the Lehman Index), an unmanaged index comprised of debt issued by the U.S. Treasury, U.S. government agencies, and corporate debt guaranteed by the U.S. government. The portfolio is currently positioned for stable to rising yields. The portfolio is 10% less sensitive to market price movements than the Lehman Index and is focused on securities which add incremental yield to the Series. Cash positions are less than 5%.

Nearly half of the portfolio is held in U.S. Treasury, U.S. agency debentures, and Small Business Association Loans. These issues currently yield between 6.0% and 7.4%. Issue maturities are distributed across the entire maturity spectrum but vary from the Lehman Index from an overweighting in shorter maturities and an underweighting in longer maturities. The agency issues add between 0.20% and 1.10% incremental yield above comparable U.S. Treasury issues. Government guarantees apply to individual securities and not to prices and yields in a managed portfolio.

The other 53% of the portfolio is held in U.S. agency mortgage pass-through certificates. Issues held in the portfolio are held for both their yield characteristics and extension risk protection. Both 30-year and 15-year issues are currently represented, with yields that average 1.00% greater than comparable Treasury issues. The issues have stable prepayment rates, which should make the certificates move in a predictable fashion with their Treasury counterparts.

Should we become more constructive on the market, the portfolio will decrease its allocation to mortgage securities, and increase its allocation to five- and ten-year Treasury issues.

High Yield Series

For the 12 months ended December 31, 1996, the Series provided a total return of 12.12%, compared to a return of 11.4% for the Lehman Brothers High Yield Bond Index. The Series benefited as the credit quality of its typical high-yield investment improved throughout the year. In addition, a number of companies in the portfolio were acquired and their high-yield debt retired at premiums to secondary market prices. Performance was negatively impacted by the overweighting of defensive industries such as supermarkets and media earlier in the year.

The high-yield market was the best performing domestic fixed-income market in 1996. The economy was stronger than generally forecasted, and most high-yield issuers fared well. The improvement in credit quality more than compensated for the rise in interest rates. Favorable technical factors reinforced these positive credit fundamentals. The demand for high-yield bonds outpaced supply due to strong cash inflows into high-yield mutual funds and increased buying interest from traditional investment-grade accounts. These favorable credit and technical factors caused the spread between the yield on high-yield bonds and Treasury securities to narrow which led to higher bond prices. (Principal value and interest on Treasury securities are guaranteed by the U.S. government, if held to maturity). The high-yield market currently offers approximately 3.25 percentage points more yield than the Treasury bond market. We would not expect this spread to widen significantly given our outlook for continued modest economic growth and the prospects for further credit improvements. While this spread is near the lower end of its historic range, it represents a 50% premium to the yields currently available on Treasury securities, and we believe it is adequate compensation for the credit risk associated with the high-yield market.

Recently, we have selectively added to the metals sector by buying bonds of specialty steel manufacturers. Despite longer-term concerns regarding capacity additions, steel prices have been firm, reflecting continued strong demand. We have balanced this cyclical exposure with an overweighted position in such name-brand consumer products companies as Westpoint Stevens, Sealy, Samsonite, and Revlon Cosmetics. The Series continues to emphasize telecommunication credits in such high growth areas as wireless personal communication services. The Series is underweighted in the cable television sector due to increased competition from alternative media sources. We continue to seek companies which have improving credit quality and whose high-yield bonds offer attractive expected returns.

Managed Sectors Series

For the year ended December 31, 1996, the Series provided a total return of 17.58%, which compares to a 22.64% return for the S&P 500. Consistent with the Series' charter to be non-diversified, the Series was overweighted in a number of industries, particularly technology. Weakness in this sector hindered performance in the first several months of 1996. Also, weakness in the Series' gaming positions and continued softness in stocks of health maintenance organizations, recent additions to the Series, have also hurt results. This was offset to some degree by good performances in the Series' energy holdings as well as strong individual performance in names such as First Interstate, Freddie Mac, Intel, BMC Software, Promus Hotels, Tyco International, and ADT Ltd.

The Series has recently narrowed its sector focus to four areas. The technology weighting has been increased as dramatic price corrections in many of that industry's segments have presented what we believe is an opportunity to buy high-quality companies at relative valuations well below both the market and historic averages, despite our expectations of above average earnings growth. Energy weightings (primarily oil services companies) have been modestly increased as the prospect for consolidation-driven cost-savings and enhanced operating leverage in a favorable overall environment for energy continues to bode well for superior earnings growth in natural gas and oil. The Series' allocation to the leisure sector, primarily gaming and cellular, has remained approximately the same. The health care sector was added during the year and consists primarily of health maintenance organizations (HMOs). Stocks in this area suffered major corrections as earnings growth slowed, primarily due to weaker-than-expected pricing. We still believe the prospects for unit growth are very positive and pricing expectations have improved, and we expect earnings for the HMOs to reaccelerate in 1997 and beyond, well above current consensus. Finally, the "other" category, which consists of prospective future sectors and/or individual ideas where we believe the Series is better off owning than not, has been concentrated to reduce the number of holdings and increase weightings in stocks we believe represent attractive values. Names such as Tyco International, ADT Limited, Wisconsin Central, Loral Space & Communications, Office Depot, McDonnell-Douglas, Sears and Equitable of Iowa are a few examples.

Looking ahead, we still believe the economy will continue to grow, albeit at a moderate rate. In addition, this subdued level of growth should help inflation remain modest. We believe this environment will put a premium on the visibility and growth of earnings, and that the market is likely to keep trading in a narrow range marked by volatile sector rotations. In this environment, we believe the best course of action for the Series is to concentrate holdings in companies led by strong management teams and which have visible earnings growth and attractive relative valuations.

MFS/Foreign & Colonial Emerging Markets
Equity Series

The Series, which commenced operations on June 5, 1996 seeks capital appreciation through investing primarily in companies whose principal activities are located in emerging markets countries. The Series has the ability to invest up to 35% of its assets in lower-rated or unrated fixed-income securities. Emerging markets have generally made little progress over the past year as international investors have preferred to concentrate their attention on more developed markets, which have continued to perform well. The Series has benefited from being overweighted in India, Pakistan, Colombia, Peru, and China and being lower weighted in Hong Kong and the Philippines.

The Series remains very well-diversified at the country level, with major industry weightings in telecommunications, banking, electric utilities, food and beverage, and oil and gas. The largest country weightings are Brazil, Mexico, India, Malaysia, and Hong Kong. Within Asia, we have continued to build positions in China and Hong Kong, which we believe will be re-rated upwards as the handover approaches, in mid 1997. We also remain positive about India (which has been a disappointing performer over the last six months), due to improving liquidity and falling real interest rates. The small position we currently have in Pakistan has not as yet performed due to political instability in the country, but we are hopeful of an improvement in the situation in the next 12 months in what remains, in our view, the cheapest market in Asia.

Our largest position in Latin America remains with Brazil. Interest rates have been steadily easing and reforms are continuing while the stock market has continued to perform well. We also remain positive on the smaller Latin American markets of Colombia and Peru. In Colombia, political worries have continued to overshadow exceptional valuation levels. In Peru, the medium-term outlook remains positive despite short-term political concerns and weakness in the economy.

In other emerging markets, Poland and Russia remain attractive. The Polish economy is growing strongly, led by exporters. Even though it has been one of the best performing markets in the world in 1996, shares of single-digit price earnings multiples are still available. In Russia, despite the apparent political risks, economic liberalization is expected to continue and valuations remain compelling in comparison with Western companies. Exposure to Hungary has been eliminated while the South Africa weighting has been reduced significantly. In the former, valuations are no longer attractive following a near doubling of the market in 1996, while in the latter, a poor economic outlook and political instability are likely to continue for a period of time. Two markets where we have increased positions are Morocco and Egypt. In the former, a healthy economy, continued liberalization, and better stock market liquidity are likely to lead to a further re-rating upward of the market. In the latter, the privatization program has accelerated and dividend yields on many companies are now higher than inflation.

MFS/Foreign & Colonial International
Growth Series

The Series, which commenced operations on June 3, 1996, seeks capital appreciation through investing, under normal market conditions, at least 65% of its assets in equity securities companies whose principal activities are located outside the United States and which we believe offer growth potential well above the growth rate of the overall U.S. economy. Emerging markets made little progress during the period as international investors preferred to focus on the more developed markets. The Series is as yet uninvested in this area, although the intention remains to build up an exposure of approximately 20% in emerging markets, which we believe offer the potential for above-average long-term growth. With the exception of Japanese equities, all major international equity markets posted healthy positive returns over the period. Evidence of a moderation in economic growth in seven of the largest industrial countries (the G7), excluding the United Kingdom, has caused inflationary fears to subside with falling interest rates providing support for equity markets. After a good first quarter in 1996, smaller companies underperformed blue chips in most markets. We continue to believe that with careful stock selection this asset class provides excellent opportunities for growth.

Hopes for a robust economic recovery in Japan were severely dampened in the summer months leading to a setback in the equity market during the second half of the year. However, the current signs of an economic recovery, albeit modest, and a pick-up in consumer demand lend support to our positive stance on the outlook for Japanese equities. Japan is at an early stage in its business cycle with corporate earnings likely to rebound strongly next year.

Elsewhere, equity markets in the United Kingdom performed very strongly, with major market indices up over 10% in local currency terms, and sterling strength boosting this to a gain of 22%. The Series benefited from well-timed purchases of BAT Industries and British Telecom during the period. While continued strong economic recovery is expected to lead to further interest rate rises in the United Kingdom, we believe this is already largely discounted by the market and should not prevent equities making further progress. The prospect of a general election in the first half of 1997 is likely to lead to increased volatility in the market.

In Europe, currency weakness detracted somewhat from an otherwise reasonably strong performance, with the strongest country performances coming from non-core Europe such as the Scandinavian countries and Spain. Exposure to Sweden and Spain and the Netherlands in particular have had a positive impact on the portfolio. After recent strength linked to low interest rates and optimism on EMU (European Monetary Union) convergence, we believe the outlook for European markets is relatively dull supporting our underweighted stance on the region.

Hong Kong was a strong performer during the period, with the unmanaged Hang Seng Index up 22% in both local currency and U.S. dollar terms. The Series benefited from its exposure to the property stock Cheung Kong. We expect to maintain our exposure to the Far East generally, as growth prospects in the region remain high in relative terms.

In the small-cap portion of the portfolio, Japanese small companies, where the Series has a significant exposure, experienced a more severe downturn than the larger stocks due to their greater sensitivity to domestic economic conditions. However, Japanese small-caps now appear poised for a strong recovery as the domestic economy regains momentum. Strong performers among the small-caps generally were United Kingdom niche operators Serco and Independent Insurance as well as French stationery supplier Guilbert.

MFS/Foreign & Colonial International Growth and Income Series

For the year ended December 31, 1996, the Series experienced a total return of 4.84%. This compares to a 14.43% return for the Lipper International Funds Index, as measured by Lipper Analytical Services, an independent firm that reports mutual fund performance. The Series' return also compares to a 6.14% return for a blend (70% and 30%) of the Morgan Stanley Capital EAFE Index and the J.P. Morgan Global Bond Index. The EAFE Index is an unmanaged index of international stocks, while the Morgan Index is an unmanaged index of bonds issued from 13 countries with remaining maturities of at least one year. With the exception of Japanese equities, all major international bond and equity markets posted healthy positive returns over the period. Evidence of a moderation in economic growth in seven of the largest industrial countries (the G7), excluding the United Kingdom, has provided support for declining bond yields as inflationary fears have subsided. At present the Series looks to maintain an exposure of about 20% in international bonds.

In the United Kingdom, equity markets performed very strongly, and the Series benefited from its holding in British Gas during the period as regulatory concerns diminished. While continued strong economic recovery is expected to lead to further interest rate rises in the United Kingdom, we believe this is already largely discounted by the market and should not prevent equities making further progress.

In Europe, currency weakness detracted somewhat from an otherwise reasonably strong performance, with the strongest country performances coming from non-core Europe such as the Scandinavian countries and Spain. Holdings in large industrial companies such as Bayer and Mannesman have had a positive impact on the portfolio, as have exposure to Sweden and Spain. After recent strength linked to low interest rates and optimism on EMU (European Monetary Union) convergence, we believe the outlook for European markets is relatively dull supporting our underweighted stance on the region.

Hong Kong was a strong performer during the period, with the Hang Seng Index up 22% in both local currency and U.S. dollar terms. The Series benefited particularly from its exposure to property stocks such as Wharf, Cheung Kong and New World Developments. We expect to maintain our exposure to the Far East generally, as growth prospects in the region remain high in relative terms.

The fixed-income portion of the Series reflects our expectations of stronger growth in Europe and Japan in 1997, as well as a continuation of the current U.S. expansion, which implies some upward pressure on interest rates next year. On the other hand, low inflation and excess industrial capacity probably suggest that any rise in rates may be muted. Meanwhile, the bond market recovery of the second half of 1996 has reduced the cushion, or risk premium, in bond valuations from their mid-year levels.

In Japan, for example, the market no longer prices in any rise in official rates over the next couple of years. While we see little chance of a rate rise over the next several months, the optimistic scenario held by market participants leaves little room for error. Likewise, the U.S. bond market reflects a positive scenario of moderate growth, low inflation, and possible budget reform. Any further price gains would appear to require a significant slowdown in U.S. economic growth, which we deem unlikely given the strong income growth of households. Our strategy, therefore, emphasizes markets like Australia and Canada, where fundamental trends remain more favorable. Within Europe, we remain optimistic about currency union, which favors markets like Ireland. Less likely participants in monetary union, such as Spain and Italy, still offer opportunities for further gains, but a degree of caution seems appropriate.

Money Market Series

Interest rates on short-term (30 days and less) debt instruments remained relatively stable during the past 12 months. The Federal Reserve Board lowered short-term interest rates on January 31, 1996 by 25 basis points (0.25%) from 5.50% to 5.25%. The Fed Funds rate remained at 5.25% for the rest of 1996. Because of this, we maintained average maturities between 40 and 50 days.

We continue to limit the Series' investments to securities issued or guaranteed by the U.S. Treasury or agencies or instrumentality's of the U.S. government, as well as the highest-quality corporate and bank issues, in an effort to provide the maximum security against credit risk. At the present time, approximately 62% of the portfolio is invested in U.S. government or government guaranteed issues and the balance is in corporate and bank issues. The Series is neither insured nor guaranteed by the U.S. Government.

Research Series

For the year ended December 31, 1996, the Series provided a total return of 23.77% compared to the S&P 500, which returned 22.64%. The Series remains overweighted compared to the S&P 500 in several sectors, including technology, industrial goods and services, consumer staples, and business services. Relatively neutral weightings to the S&P 500 include: financial services, health care, retailing, and leisure. The Series continues to be underweighted in energy, and utilities and communications.

Within the technology sector, there were several stocks which contributed to the Series' performance over the past six months. Some software names include: Microsoft, Compuware, BMC Software, and Cisco Systems. These companies have developed solid competitive positions within their industry which have translated into successful stock performances.

Several companies within the financial services sector also performed well over the latter half of 1996. Life insurance companies such as Conseco, Allstate, and ITT Hartford have implemented several cost savings initiatives which have contributed to earnings recently. In addition, several banks have benefited from the consolidation craze. Both Chase Manhattan and BankBoston have proven that a successful merger or acquisition, coupled with a strong management team, can contribute to earnings much sooner than anticipated.

While the Series was underweighted in both energy and utilities and communications, three companies have provided strong returns over the period. Both Newfield Exploration and PanEnergy Corporation have been excellent additions. MCI Communications' stock price appreciated following the announced planned acquisition by British Telecommunications PLC.

Total Return Series

For the year ended December 31, 1996, the Series provided a total return of 14.10%. As a balanced Series, a large portion of the Series' total assets are invested in both stocks and bonds. In addition, the Series' purchases preferred stocks and convertible bonds, which in many cases can provide similar returns to common stocks with less risk. Over the past year, the Series held about 55% of its assets in common stocks, preferred stocks, and convertible bonds. This allocation provides the bulk of the return for the Series as a whole, as the U.S. stock market continues its trend of 1995, posting spectacular gains. The S&P 500 gained 22.64% over the 12-month period covered by this report. The remainder of the Series was invested in a blend of corporate bonds and U.S. Treasury bonds, with an overall duration of five and six years. The fixed income sector also provided positive returns; however, the magnitude was far less than that of the Series' stock portion. For example, the Lehman Brothers Government Corporate Bond Index (the Lehman Index), which is fairly representative of the Series' bond allocation, gained 2.88% over the same 12-month period. (The Lehman Index is an unmanaged, market-value weighted index of U.S. Treasury and government agency securities, excluding mortgage-backed securities.)

The Series' stock investment strategy has focused on companies that, in our view, have earnings prospects or asset values equal to or higher than the overall market as measured by the S&P 500. Two sectors that we believe fit our investment criteria are the energy and financial service sectors. Bank stocks have done particularly well because earnings have risen steadily and an increase in merger activity has made nearly all banks more valuable. We also favor the health care sector, where strong earnings and industry consolidation has improved the outlook for the stocks of many of these companies. In addition, we currently favor the aerospace industry, which we believe will benefit from a cyclical increase in the number of aircraft being built over the next three years. During the period covered by this report, we avoided the technology sector, because in our view, many of these stocks have high growth prospects but also have high valuations, which means they often carry greater risk. The Series is also underweighted in consumer companies because of their inability to raise prices as the U.S. consumer continues to demand more value at lower prices.

Given where equity valuations are today, we feel comfortable with our current asset allocation. However, should the stock market experience a meaningful correction, we would be looking to increase our stock allocation.

Looking forward, we believe the U.S. economy will continue to experience modest growth over the next 12 months. However, over the near term, we believe the Federal Reserve Board will keep a close watch on wage inflation and general economic activity, and may raise interest rates should future economic numbers suggest inflationary growth.

Utilities Series

For the year ended December 31, 1996, the Series provided a total return of 20.37%. This compares to a 22.64% return for the S&P 500 and a 9.26% return for the average utility fund as measured by

Lipper Analytical Services, an independent firm that reports mutual fund performance. The Series' performance has benefited from its overweighting in natural gas stocks, which were terrific performers in 1996. Also, two of the Series' top 10 holdings, Portland General and MCI Communications, were bought out, by Enron and British Telecommunications, respectively. Electric utility stocks also comprise a large portion of the Series' equity position, and although electric utilities are facing a period of deregulation, the pace of change is slower than had been anticipated. This is favorable for electric utility stocks since certain companies are preparing themselves to thrive in the new environment. Meanwhile, natural gas companies are benefiting from stronger-than-expected earnings growth due to robust earnings from nonregulated businesses.

In general, the Series' assets are more interest-rate sensitive than the overall market, and while the weak bond market in the first half of the Series' fiscal year hurt utility stocks, the recent strengthening in the bond market has helped these stocks.

The Series was underweighted in telecommunications stocks for the entire year. The passage of the federal Telecommunications Act placed an overhanging of uncertainty over these stocks, as we expect it will be several years before we understand who are the winners and losers from this legislation. For the large-capitalization stocks in this sector, we expect earnings per share growth to decline.

About 20% of the Series is invested internationally. Typically, international markets can offer much higher growth and, at times, a more constructive regulatory environment than the United States. However, there are more risks associated with international investing. Powergen, a U.K. electric generating company, is one of the cheapest utilities in the world based on growth relative to its earnings and cash flow generation. Telefonica del Peru, meanwhile, enjoys an excellent combination of robust growth and rational regulation.

Another 10% of assets is invested in REITs (real estate investment trusts), which we believe often offer higher yields and stronger dividend growth than the typical utility. Our strategy is to hold a diversified group of REITs, including health care, self-storage, hotel, apartment, office, and industrial.

Value Series

The Value Series commenced operations on June 3, 1996, and, through December 31, 1996, provided a six-month total return of 10.10%, while the S&P 500 returned 12.06% over the same period. Over this period, the three best performing sectors of the S&P 500 were technology, financial services, and industrial goods and services, while the worst performing sectors were utilities and communications. The Series was slightly underweighted in technology versus the S&P 500, slightly underweighted in financial services, and slightly overweighted in industrial goods and services. Our overweighting in the utility and communication sector is primarily concentrated in the cellular industry with a large holding in Cellular Communications International, a member of the Italian licensee Omnitel.

Leisure, our largest sector, is a diverse mix of companies and industries. The Series' primary focus is on the gaming and lodging industry as well as the broadcasting industry. We believe the lodging industry will continue to exhibit favorable trends over the near term. Supply continues to be tight, especially for the high-end, full-service hotels and demand remains robust. Key metrics of performance and occupancy and rate should show positive development throughout 1997. While the gaming industry's expansion slowed in 1996, we continue to be enthusiastic about the long-term prospects. Harrah's Entertainment is currently one of the more attractively valued companies in this industry and results should turn more favorable in the second half of 1997. In the broadcasting industry our holdings range across television and radio which should both benefit from recent deregulation. We believe ongoing consolidation should aid revenue and costs as pricing flexibility increases and programming expenses diminish. Our favorite holdings in this industry are American Radio and Lin Television.

Industrial goods holdings are focused on the aerospace industry, which we expect to show a strong run-up in profits as the commercial aircraft cycle evolves over the next several years. BE Aerospace and B.F. Goodrich are expected to show strong earnings momentum over this period.

International holdings are currently 16% of equities and range across European and Asian markets. In addition to Cellular Communications International, other large holdings include Tranz Rail (New Zealand railway) and Korea Mobile Telecom (South Korea cellular franchise).

World Asset Allocation Series

For the year ended December 31, 1996, the Series provided a total return of 16.04%. This compares to 12-month returns for the following unmanaged indices: 22.64% for the S&P 500; 6.31% for the Morgan Stanley Capital International EAFE Index, an index of common stocks; 3.60% for the Lehman Brothers Aggregate Bond Index, an index of government and corporate bonds including Treasury, agency, and corporate bond issues and mortgage-backed securities; and 5.34% for the J.P. Morgan Non-Dollar Index, an index of international bonds. We have steered the Series' assets on a course favoring international equities above all over securities. This reflects our fundamental view that corporate earnings outside the United States will accelerate while earnings from the U.S. are on a slower track. Valuations reflect our belief that better stock buys are available outside the Untied States and our risk model further suggests that long-term out-performance may be more likely from equity markets in Asia, Europe, and South America.

On the bond side, we favor international sovereign bonds over U.S. Treasury bonds, as we see the risks rising for higher inflation in the U.S. as the recovery continues and wage pressures build within a full-employment economy. However, in the United States we have favored high-yield (below investment grade) bonds, which are reaping the rewards of broad economic growth, and consequently better balance sheets and operating ratios.

Looking ahead, we will continue with our international strategy, re-allocating assets to either the U.S. stock or bond markets until a shift in relative values asserts itself, or until our internal views change. This allows us to hold 17% of the Series in reserve temporarily for re-deployment in an opportunistic manner. Below are the specific reports of our individual managers:

Our holdings in U.S. equities range across a variety of industries and incorporate both value and growth strategies. Recent additions to the portfolio include PepsiCo (soft drinks), MCI Communications (telecommunications), Host Marriott (hotels), and Rhone-Poulenc Rorer (pharmaceuticals). Currently, our top three sectors are leisure (with 16.0% of the portfolio), technology (14.4%), and financial services (13.4%). Our current outlook continues to be cautious. While the mid-year rise in interest rates has subsided, equity valuations are rich and leave no margin for error. We continue to take a conservative, low-risk approach to our stock selection.

Internationally, we emphasize stock selection as opposed to country or industry selection. Priority is placed on companies which we believe will generate above-average earnings growth and which are trading at attractive valuations, regardless of their home country.

Toward the end of the year, the Series' weighting in Asia/Pacific was reduced by roughly 5%, due to reductions in positions in Australia and New Zealand, where several holdings reached what we viewed as fair valuation targets, and the relative underperformance of Japanese holdings. There have been offsetting increases in Europe and the Americas, where more attractive companies were found. The largest individual country exposures are Japan, United Kingdom, and Sweden. The Series' international holdings continue to contain few cyclical stocks due to the relatively unattractive valuations. Instead, we are finding better values in companies that we believe will sustain steady above-average earnings growth. Companies that fit this description and have been recently added to the Series or had their positions increased include: Canadian National Railway; Adidas, a German footwear company; British Aerospace, a U.K. aerospace and defense company; and Henkel, a German specialty chemicals company.

In the U.S. government bond market, yields declined as the pace of economic growth slowed in the third quarter and inflationary pressure continued to recede. After growing at 4.7% in the second quarter, GDP growth in the third quarter receded to 2.0%. Inflation, as measured by either the Employment Cost Index or the GDP Deflator, eased during the period. As a result, yields on 10-year Treasury notes declined from 7% to 6% during the period as the U.S. market adjusted to the view that economic growth will continue at a moderate pace.

Global bond markets continued to rally, with the higher yielding markets leading the way again. In Europe the main story remains the anticipation of the European Monetary Union to be formed in 1999. While it remains to be seen whether the latest round of fiscal austerity will allow Spain and Italy to join the EMU at the outset, the market has cast an aggressive vote for the affirmative. On the other hand, the market seems to believe that the new "Euro" currency must be weak in order to make EMU viable. Hence, the dollar has appreciated sharply versus European currencies. An increased flow of capital out of Japan allowed the dollar to rise sharply against the Yen. In the dollar-block, Canada and Australia continued to outperform the U.S. market. The portfolio benefited from our emphasis on the high yielding markets. We have adopted a more cautious stance with regard to further spread-tightening within Europe since the market no longer offers generous compensation for the risk that the EMU process may founder. Australia and Canada remain attractive based upon improving fundamentals. In Japan, the fragile nature of the recovery should support the bond market in the near term, but it may also hamper plans to reduce fiscal stimulus. Over time, we expect improved growth and/or fiscal pressure to push yields higher.

World Governments Series

For the year ended December 31, 1996, the Series experienced a total return of 4.66%. This compares to a 3.62% return for the Salomon Brothers World Government Bond Index (the Salomon Index) measured in local currency terms for the same period. The Salomon Index is unmanaged and consists of complete universes of government bonds with remaining maturities of at least five years. The first half of 1996 witnessed concerns about accelerating U.S. growth, and its potential boost to other major economies, which set off a rise in interest rates based on fears of higher inflation and potential rate hikes by the Federal Reserve Board. However, in the second half, these concerns proved unwarranted as the U.S. economy slowed, inflation fears receded and rates aggressively declined. During this second half, most of central banks with the exception of the U.S., lowered official interest rates.

By the end of the year, as measured by the Salomon Index, all markets registered positive returns but with significant differences. For example, the core markets -- the United States, Japan, and Germany -- were the worst performers, while the higher yielding markets of Australia, Canada, Japan, and Italy were among the better performers. The Series benefited by being overweighted in these higher yielding markets for most of the year.

In preparation for monetary union due to commence in January 1999, almost all European countries announced tight fiscal budgets, while at the same time cutting interest rates due to slow growth and low inflation. Within Europe, a dramatic narrowing of yield spread differentials, or overperformance, began in earnest during the third quarter with Spain, Italy and Sweden being the main beneficiaries. Although a good part of this convergence has now taken place, we anticipate these markets will continue to outperform as the European monetary union approaches.

Meanwhile, looking at the dollar bloc, both Canada and Australia continue to benefit from low inflation, slow growth, and tight fiscal budgets. The Series benefited by being overweighted in both these markets for most of the year. Looking ahead, while there still is no immediate threat of higher inflation in Canada, economic growth is finally picking up, and therefore we expect the Bank of Canada to be accommodative in 1997. While an underweighted position in U.S. bonds has been beneficial for the year, the Series' performance was hindered during the third quarter as the U.S. position's duration (a measure of interest rate sensitivity) was low in anticipation of a pickup in U.S. economic growth that never materialized.

In regards to the Japanese bond market, the Series was underweighted for most of the year because we felt other markets offered better value. However, the Japanese bond market was helped by continued depressed real estate and banking sectors as well as weak consumer spending. Our outlook calls for a continuation of slow, choppy growth with a modest increase in inflation.

For the year, the overall rise in U.S. interest rates, coinciding with reductions in short-term rates in Europe, has enabled the dollar to appreciate against the German mark. In addition, the dollar also benefited from yield convergence within Europe. The dollar has continued to strengthen versus the Japanese yen, based primarily on Japan's low interest rates and the government's policy of engineering a weaker currency in order to stimulate its beleaguered economy. Looking forward, we anticipate modest but further central bank lowering of interest rates in many European countries as well as in Australia and New Zealand, an environment that we believe could continue to be positive for bonds. However, some caution is warranted as ultimately the effect of lower rates in these countries will result in a pickup in economic growth and, possibly, inflation. Furthermore, with the U.S. currency benefiting from positive interest rate differentials, renewed hope for a balanced budget, and movement toward an inclusive, single European currency, the prospects for a stable dollar remain favorable.

World Growth Series

For the year ended December 31, 1996, the Series provided a total return of 13.02%, as compared to returns of 22.64% for the S&P 500 and 14.00% for the MSCI World Index, an unmanaged index of international stocks. The Series performance over the past year reflected our decision to continue overweighting stocks in the U.S. and emerging markets.

The Series has pursued a strategy of investing in companies worldwide that are expected to grow much faster than the overall U.S. economy, in what we consider the most attractive markets with the best long-term growth potential. We have identified three of these markets: U.S. small-capitalization and emerging growth stocks, which represent 44% of the Series' assets; growth stocks in mature foreign markets such as Europe and Japan, representing 37%; and stock in emerging markets, representing 19%.

Overweighting the U.S., one of the best performing world markets over the past year, helped the Series' performance, as did our overweighting in two strong sectors, technology and leisure. The U.S. sector of the portfolio focuses on companies with dynamic earnings growth driven by leadership positions in rapidly growing markets. Thus our holdings include software companies such as Oracle, BMC Software, and Cisco in networking, where earnings growth is being driven by corporations' focus on increasing productivity. In the consumer area, lodging companies such as HFS and Promus Hotel significantly outperformed the market due to strong demand and favorable pricing. Performance was also helped by an underweighting in health maintenance organizations where pricing and utilization have continued to deteriorate.

The Series' performance was further helped by its overweighting in emerging markets, especially Latin American countries such as Brazil, Mexico, and Peru, whose economies appear to be coming out of recession faster than expected. Performance was also helped by overweighting Hong Kong and China where solid GDP growth prevailed in the face of slowing inflation and an underweighting in the rest of emerging Asia, where economic growth rates are slowing from the accelerated levels of the early 1990s. We also identified many companies in Eastern Europe where strong export growth drove earnings acceleration and contributed to performance.

On the negative side, performance was hurt by holdings in Japan, a lackluster market. There, economic recovery was disappointing despite low interest rates. The continued economic slowdown in Europe also hurt some of our more cyclical growth stock holdings. However, we believe buying opportunities have been created by this slower than anticipated recovery. Our favorite area now in developed foreign markets is Continental Europe where the focus is on restructuring, turnaround, and unit growth stories which we expect to do well in the anticipated slow economic recovery. Reflecting this strategy, major holdings include ASDA, a U.K. retailer; Walters Kluwer, a Dutch publisher; and Novartis, a Scandinavian pharmaceutical company.

Looking forward, we are closely following three important economic trends. First, our view is that U.S. growth in 1997 will slow relative to 1996, making the higher earnings rates of U.S. emerging growth companies even more valuable. Second, we expect Europe and Japan to continue their recoveries from recession, with an accompanying acceleration in earnings growth. Third, we anticipate robust earnings increases from companies in emerging markets, where market reforms will enhance trade and open up further opportunities for development. Recognizing these pervasive trends, we are constantly searching for the fastest growing companies at the most attractive valuations.

World Total Return Series

For the year ended December 31, 1996, the Series provided a total return of 14.33%. This compares to a 14.00% return for the MSCI World Index and a 14.69% return for the Lipper Global Flexible Fund Index as determined by Lipper Analytical Services, an independent firm that reports mutual fund performance. The strength of the U.S. equity market in 1996, relative to other markets, was somewhat surprising after its powerful surge in 1995. Thus the Series' approximately 15% reduction in U.S. equities was not as beneficial as expected. On the other hand, despite our intentions at the beginning of the year to build up Japanese and other Far East holdings, we drew back from this strategy, and the Series benefited, since most of these markets were significant underperformers. The Series' holdings in Japanese stocks are just one-half of the MSCI World Index. Large overweightings in some smaller markets such as Sweden and Netherlands were very successful. By industry category, financial services companies were the best performers, while growth stocks generally outperformed value-oriented stocks. Almost without regard to these categories, Japanese stocks were underperformers.

Despite the fact that the United States economy weakened significantly during the third quarter, most international fixed income markets continued to outperform the U.S. bond market, and the Series generally benefited by maintaining overweighted positions in the better performing European markets while being underweighted in the U.S. bond market.

More specifically, in preparation for monetary union commencing in January 1999, almost all European countries have announced tight fiscal budgets, while at the same time cutting interest rates due to slow growth and low inflation. Within Europe, a dramatic narrowing of yield spread differentials, or outperformance, began in earnest during the third quarter with such high-yield countries as Spain, Italy, and Sweden being the main beneficiaries. Although a good part of this convergence has now taken place, we anticipate these markets will continue to outperform as European Monetary Union approaches.

Meanwhile, within the dollar bloc, both Canada and Australia continue to benefit from low inflation, slow growth, and tight fiscal budgets. For most of the year, the Fund has benefited by being overweighted in both these markets. While an underweighted position in U.S. bonds has been beneficial for the year, the Fund's performance was hindered during the third quarter as the U.S. position's duration (a measure of interest rate sensitivity) was low in anticipation of a pickup in U.S. economic growth that never materialized.

For the year, the overall rise in U.S. interest rates, coinciding with reductions in short-term rates in Europe, has enabled the dollar to appreciate against the German mark. In addition, the dollar has also benefited from yield convergences with Europe. The U.S. dollar has continued to strengthen versus the Japanese yen, based primarily on Japan's low interest rates and the government's policy of engineering a weaker currency in order to stimulate their beleaguered economy.

Looking forward, we would anticipate modest but further central bank reductions in interest rates in many European countries as well as in Canada, Australia, and New Zealand, an environment that we believe would be positive for bonds. However, some caution is warranted as ultimately the effect of lower rates in these countries could result in the pickup of economic growth and possibly inflation. Likewise, with the U.S. currency benefiting from positive interest rate differentials, renewed hopes for a balanced budget, and the movement toward an inclusive, single European currency, the prospects remain for a stable dollar.

Zero Coupon Series 2000 Portfolio

The total return for the portfolio was 1.91% for the 12 months ended December 31, 1996, as intermediate-term Treasury notes moved higher during the period, with yields on five-year Treasuries rising from 5.50% to 6.25%. The portfolio consists of discounted coupon or principal payments, which are stripped from U.S. Treasury securities in order to provide a predictable and compounded rate of return. With no interest payments prior to maturity, these portfolios are more sensitive to interest rate changes than are comparable bond funds with similar maturities. While there will be fluctuations within the portfolio subject to interest rate moves, all portfolio holdings are guaranteed by the U.S. Treasury at maturity. (While the guarantees do not apply to the individual units of the Series, they assure a specified return to contract owners who hold their units to the maturity of the Series.)

Performance Summary

The following information illustrates the growth of a hypothetical $10,000 investment for each Series during the period indicated. Past performance is no guarantee of future results. These results do not reflect the deduction of separate account charges. For returns which reflect the deduction of separate account charges, please refer to the annual report for the product being offered.

Capital Appreciation Series

For the 10-year period through December 31, 1996.

-------------------------------- LINE CHART -----------------------------------

                          Capital                  Consumer
                        Appreciation    S&P 500     Price
                           Series      Composite  Index--U.S.
                           ------      ---------  -----------
                12/86      10000         10000      10000
                12/88      10983         12225      10899
                12/90      14573         15622      12102
                12/92      23336         21922      12831
                12/94      26544         24432      13541
                12/96      43358         41254      14373

--------------------------------------------------------------------------------

Average Annual Total Returns

                                1 Year     3 Years   5 Years    10 Years
 ----------------------------- ---------  ---------  --------- -----------
Capital Appreciation Series     +21.48%    +16.34%    +16.12%    +15.80%
S&P 500 Composite+              +22.64%    +19.58%    +15.15%    +15.23%
Consumer Price Index*+          + 3.56%    + 2.91%    + 2.88%    + 3.69%

*The Consumer Price Index is a popular measure of change in price. +Source: CDA/Wiesenberger.




Conservative Growth Series

For the 10-year period through December 31, 1996.

-------------------------------- LINE CHART -----------------------------------

                           Conservative   Consumer
                             Growth        Price         S&P 500
                             Series      Index--U.S.    Composite
                             ------      -----------    ---------
                     12/86   10000         10018          9982
                     12/88   10524         10919         12233
                     12/90   13811         12124         15593
                     12/92   19963         12854         21881
                     12/94   21408         13565         24387
                     12/96   36893         14399         41179

--------------------------------------------------------------------------------

Average Annual Total Returns

                                                               11/14/86**
                               1 Year     3 Years   5 Years    -12/31/96
 ---------------------------- ---------  ---------  ---------  ------------
Conservative Growth Series     +25.41%    +19.45%    +14.33%     +13.94%
S&P 500 Composite+             +22.64%    +19.58%    +15.15%     +15.23%
Consumer Price Index*+         + 3.56%    + 2.91%    + 2.88%     + 3.69%

 *The Consumer Price Index is a popular measure of change in prices. **Commencement of investment operations.
+Source: CDA/Wiesenberger.

Emerging Growth Series

For the period from May 1, 1995 through
December 31, 1996.

-------------------------------- LINE CHART -----------------------------------

                      Emerging     Consumer
                       Growth       Price      S&P 500   Russell
                       Series       Index     Composite   2000
                       ------       -----     ---------   ----
                5/95   10000        10000      10000      10000
               12/95   12680        10098      12155      12011
                6/96   14563        10312      13379      13255
               12/96   14854        10461      14932      13992

--------------------------------------------------------------------------------

Average Annual Total Returns

                                      5/01/95+
                           1 Year     -12/31/96
------------------------  ---------  ------------
Emerging Growth Series     +17.15%     +26.72%
Russell 2000 Index+        +16.35%     +22.26%
S&P 500+                   +22.64%     +27.11%
Consumer Price Index*+     + 3.56%     + 2.62%

*The Consumer Price Index is a popular measure of change in prices. +Source: CDA/Wiesenberger. Benchmark comparisons begin on May 1, 1995.

Government Securities Series

For the 10-year period through December 31, 1996.

-------------------------------- LINE CHART -----------------------------------

                      Government      Consumer     Lehman Brothers
                       Securities      Price       Govt./Mortgage
                        Series       Index--U.S.     Bond Index
                        ------       -----------     ----------
           12/86         10000         10000            10000
           12/88         11074         10899            11065
           12/90         13609         12102            13875
           12/92         16835         12831            17165
           12/94         17894         13541            18241
           12/96         21401         14346            22281

--------------------------------------------------------------------------------

Average Annual Total Returns

                                           1 Year   3 Years    5 Years    10 Years
----------------------------------------  --------  ---------  --------------------
Government Securities Series               +1.65%    +5.36%     +6.31%      +7.91%
Lehman Brothers Govt/Mortgage Index+++     +3.68%    +5.91%     +6.82%      +8.34%
Consumer Price Index*+                     +3.56%    +2.91%     +2.88%      +3.69%

*The Consumer Price Index is a popular measure of change in prices. +Source: CDA/Wiesenberger.
+++Source: AIM

MFS/Foreign & Colonial
International Growth Series

For the period from June 1, 1996 through December 31, 1996.

-------------------------------- LINE CHART -----------------------------------

            Lipper                   International
         International        MSCI      Growth
          Funds Index        (EAFE)     Series
          -----------        ------     ------
 6/96       10091            10059      10000
 9/96       10100            10054       9890
12/96       10624            10221       9830

--------------------------------------------------------------------------------

Aggregate Total Returns

                                           6/3/96+
                                          -12/31/96
---------------------------------------  ------------
MFS/F&C International Growth Series         -1.70%
Lipper International Funds Index*           +6.24%
Morgan Stanley Capital Index (EAFE)*        +2.21%

+Commencement of investment operations. Benchmark comparisons begin on
 June 1, 1996.
*Source: Lipper Analytical Services

MFS/Foreign & Colonial
International Growth and Income Series

For the period from October 1, 1995 through December 31, 1996.

-------------------------------- LINE CHART -----------------------------------
             Lipper
         International   70% Morgan Stanley Capital EAFE/    International
          Fund Index     30% JP Morgan Global Bond Index    Growth & Income
          ----------     -------------------------------    ---------------
10/95         9792                   10000                       10000
 3/96        10630                   10536                       10420
 6/96        11065                   10681                       10570
 9/96        11075                   10794                       10540
12/96        11650                   11011                       10620

--------------------------------------------------------------------------------

Average Annual Total Returns

                                                              10/2/95+
                                                   1 Year    -12/31/96
 -----------------------------------------------  ---------------------
MFS/F&C International Growth & Income Series       + 4.84%     + 4.93%
Lipper International Funds Index*                  +14.43%     +16.50%
70% Morgan Stanley Capital EAFE/
   30% JP Morgan Global Bond Index**               + 6.14%     + 7.88%

+Commencement of investment operations. Benchmark comparisons begin on October 1, 1995.
 *Source: Lipper Analytical Services
**Source: AIM

MFS/Foreign & Colonial
Emerging Markets Equity Series

For the period from June 1, 1996 through December 31, 1996.

-------------------------------- LINE CHART -----------------------------------

                           Lipper       Morgan      International
                          Emerging      Stanley       Emerging
                          Markets       Captial       Markets
                        Fund Index   International    Series
                        ----------   -------------    ------
               6/96        10019        10062         10000
               9/96         9792         9697          9870
              12/96         9869         9640         10000

--------------------------------------------------------------------------------

Aggregate Total Returns

                                                          6/5/96+
                                                         -12/31/96
 -----------------------------------------------------  ------------
MFS/F&C Emerging Markets Equity Series                      0.00%
Lipper Emerging Markets Funds Index*                       +6.24%
Morgan Stanley Capital International Index (MSCI) EMF*     +6.59%

+Commencement of investment operations. Benchmark comparisons begin on
 June 1, 1996.
*Source: CDA/Wiesenberger

High Yield Series

For the 10-year period through December 31, 1996.

-------------------------------- LINE CHART -----------------------------------

                           High        Consumer     Lehman Brothers
                          Yield         Price          Corporate
                         Series       Index--U.S.      Bond Index
                         ------       -----------      ----------
            12/86         10000         10000            10000
            12/88         11611         10899            11202
            12/90          9851         12102            13681
            12/92         16705         12831            17622
            12/94         19232         13541            18987
            12/96         25215         14373            23974

--------------------------------------------------------------------------------

Average Annual Total Returns

                                             1 Year     3 Years   5 Years    10 Years
 ------------------------------------------ ---------  ---------  --------- -----------
High Yield Series                            +12.12%     +8.65%    +11.66%    + 9.69%
Lehman Brothers Corp. Bond Index+            + 3.26%     +6.65%    + 8.14%    + 9.14%
Lehman Brothers High Yield Bond Index**      +11.35%     +9.51%    +12.23%    +10.86%
Consumer Price Index*+                       + 3.56%     +2.91%    + 2.88%    + 3.69%

 *The Consumer Price Index is a popular measure of change in prices. **Source: Lipper Analytical Services.
+Source: CDA/Wiesenberger. Benchmark comparisons begin on December 1, 1988.

Managed Sectors Series

For the period from June 1, 1988 through December 31, 1996.

-------------------------------- LINE CHART -----------------------------------

                           Managed      Consumer
                           Sector        Price         S&P 500
                           Series      Index--U.S.    Composite
                           ------      -----------    ---------
              6/88         10000         10000         10000
             12/90         13627         11387         13789
             12/92         23530         12073         19350
             12/94         24014         12740         21565
             12/96         37354         13523         36414

--------------------------------------------------------------------------------

Average Annual Total Returns

                                                           5/27/88**
                           1 Year    3 Years    5 Years    -12/31/96
------------------------  ---------  ---------  --------- ------------

Managed Sectors Series     +17.58%    +15.11%    +11.07%     +16.56%
S&P 500 Composite+         +22.64%    +19.58%    +15.15%     +15.23%
Consumer Price Index*+     + 3.56%    + 2.91%    + 2.88%     + 3.69%

 *The Consumer Price Index is a popular measure of change in prices. **Commencement of investment operations.
+Source: CDA/Wiesenberger. Benchmark comparisons begin on June 1, 1988.

Research Series

For the period from November 1, 1994 through December 31, 1996.

-------------------------------- LINE CHART -----------------------------------


                                       Consumer
                         Research       Price          S&P 500
                          Series      Index--U.S.     Composite
                          ------      -----------     ---------
             11/94         10000         10000         10000
             12/95         13819         10261         13429
             12/96         17103         10609         16496

--------------------------------------------------------------------------------

Average Annual Total Returns

                                     11/07/94**
                           1 Year     -12/31/96
------------------------  ---------  ------------
Research Series            +23.77%     +27.33%
S&P 500 Composite+         +22.64%     +25.98%
Consumer Price Index*+     + 3.56%     + 2.76%

 *The Consumer Price Index is a popular measure of change in prices. **Commencement of investment operations.
+Source: CDA/Wiesenberger. Benchmark comparisons begin on November 1, 1994.

Total Return Series

For the period from June 1, 1988 through December 31, 1996.

-------------------------------- LINE CHART -----------------------------------

                    Total       Consumer                   Lehman Brothers
                    Return       Price         S&P 500     Govt./Corporate
                    Series     Index--U.S.    Composite      Bond Index
                    ------     -----------    ---------      ----------
       6/88         10000         10000         10000         10000
      12/90         12719         11387         13789         13009
      12/92         16792         12073         19350         16252
      12/94         18614         12740         21565         17412
      12/96         26913         13523         36414         21365

--------------------------------------------------------------------------------

Average Annual Total Returns

                                                                           5/11/88**
                                           1 Year    3 Years    5 Years    -12/31/96
----------------------------------------  ---------  ---------  --------- ------------
Total Return Series                        +14.10%    +12.23%    +11.72%     +12.17%
Lehman Brothers Govt/Corp Bond Index+      + 2.88%    + 5.79%    + 7.18%     + 8.38%
S&P 500 Composite+                         +22.64%    +19.58%    +15.15%     +15.23%
Consumer Price Index*+                     + 3.56%    + 2.91%    + 2.88%     + 3.69%

 *The Consumer Price Index is a popular measure of change in prices. **Commencement of investment operations.
+Source: CDA/Wiesenberger. Benchmark comparisons begin on June 1, 1988.

Utilities Series

For the period from December 1, 1993 through December 31, 1995.

-------------------------------- LINE CHART -----------------------------------

                                       Consumer
                         Utilities      Price           S&P
                          Series      Index--U.S.    Utility Index
                          ------      -----------    -------------
             12/93         10000         10000          9127
              6/94          9409         10151          9125
             12/94          9590         10268          9158
              6/95         10778         10460         10517
             12/95         12694         10521         12924
              6/96         13401         10744         12930
             12/96         15280         10899         13328

--------------------------------------------------------------------------------
Average Annual Total Returns

                                                        11/16/93**
                                    1 Year    3 Years    -12/31/96
 --------------------------------  --------- --------- ------------
Utilities Series                    +20.37%   +14.83%     +14.27%
S&P Utility Index+++                + 3.12%   +10.24%     + 9.77%
Consumer Price Index*+              + 3.56%   + 2.91%     + 2.77%
S&P 500 Composite Index+            +22.64%   +19.58%     +19.47%
Lehman Brothers Corporate Bond
   Utility Total Return Index+++    + 3.04%   + 6.44%     + 6.43%

  *The Consumer Price Index is a popular measure of change in prices. **Commencement of investment operations.
  +Source: CDA/Wiesenberger. Benchmark comparisons begin on December 1, 1993. +++Source: Lipper Analytical Services.

Value Series

For the period from June 1, 1996 through December 31, 1996.

-------------------------------- LINE CHART -----------------------------------

                               Consumer
                  Value         Price             S&P 500
                  Series      Index--U.S.    Composite Index
                  ------      -----------    ---------------
          5/96    10000         10000             10000
          6/96    10030         10010             10040
          9/96    10590         10084             10346
         12/96    11010         10135             11206

--------------------------------------------------------------------------------

Aggregate Total Returns

                             6/3/96**
                             -12/31/96
-------------------------- ------------
Value Series                  +10.10%
Consumer Price Index*+        + 1.35%
S&P 500 Composite Index+      +12.06%

 *The Consumer Price Index is a popular measure of change in prices. **Commencement of investment operations.
+Source: CDA/Wiesenberger. Benchmark comparisons begin on June 1, 1996.

World Asset Allocation Series

For the period from November 1, 1994 through December 31, 1996.

-------------------------------- LINE CHART -----------------------------------

                       World
                       Asset        Consumer
                     Allocation      Price        S&P 500      MSCI
                       Series      Index--U.S.   Composite     EAFE
                    ----------     -----------   ---------     ----
          11/94        10000          10000       10000        10000
          12/94        10049          10000       10147        10065
           6/95        11086          10187       12196        10343
          12/95        12216          10247       13948        11228
           6/96        13445          10464       15352        11752
          12/96        14175          10615       17134        11942

--------------------------------------------------------------------------------

Average Annual Total Returns

                                                        11/07/94**
                                              1 Year     -12/31/96
 ------------------------------------------- ---------  ------------
World Asset Allocation Series                 +16.04%     +17.67%
S&P 500 Composite+                            +22.64%     +25.98%
J.P. Morgan Non-U.S. Global Bond Index+++     + 5.34%     +10.85%
Lehman Brothers Aggregate Bond Index+         + 3.60%     +10.17%
MSCI EAFE Index+                              + 6.31%     + 6.11%
Consumer Price Index*+                        + 3.56%     + 2.76%

  *The Consumer Price Index is a popular measure of change in prices. **Commencement of investment operations.
  +Source: CDA/Wiesenberger. Benchmark comparisons begin on November 1, 1994. +++Source: AIM

World Governments Series

For the period from June 1, 1988 through December 31, 1996.

-------------------------------- LINE CHART -----------------------------------

           World          Consumer       Salomon Brothers   J.P. Morgan
        Governments        Price           World Govt.      Global Govt.
          Series         Index--U.S.       Bond Index       Bond Index
        -----------      -----------     ----------------   ------------
 6/88      10000           10000             10000              9804
12/90      12971           11387             14073             12317
12/92      14976           12073             16641             14867
12/94      17005           12740             19970             16900
12/96      20588           13523             21168             21049

--------------------------------------------------------------------------------

Average Annual Total Returns

                                                                             5/16/88**
                                              1 Year    3 Years   5 Years    -12/31/96
 ------------------------------------------- --------  ---------  ---------  ------------
World Governments Series                      +4.66%     +4.97%    +6.69%      +8.74%
J.P. Morgan Global Govt Bond Index+++         +4.39%     +8.04%    +8.16%      +8.78%
Consumer Price Index*+                        +3.56%     +2.91%    +2.88%      +3.69%
Salomon Brothers World Govt. Bond Index+      +3.62%     +8.08%    +8.58%      +9.13%

  *The Consumer Price Index is a popular measure of change in prices. **Commencement of investment operations.
  +Source: CDA/Wiesenberger. Benchmark comparisons begin on June 1, 1988. +++Source: AIM

World Growth Series

For the period from December 1, 1993 through December 31, 1996.

-------------------------------- LINE CHART -----------------------------------

        World     Consumer    MSCI      Russell
        Growth     Price      World      2000      S&P 500
        Series   Index--U.S.  Index      Index    Composite
        ------   -----------  -----     -------   ---------
12/93   10000       10000     10000      10000      10000
 6/94   10542       10151     10898       9675       9778
12/94   10921       10268     11077      10153      10251
 6/95   11495       10460     12120      11617      12321
12/95   12675       10521     13438      13041      14091
 6/96   14216       10744     14423      14392      15510
12/96   14326       10899     15319      15192      17310

--------------------------------------------------------------------------------

Average Annual Total Returns

                                                11/16/93**
                           1 Year    3 Years    -12/31/96
------------------------  ---------  ---------  ------------
World Growth Series        +13.02%    +10.50%     +12.26%
MSCI World Index+          +13.87%    +13.45%     +14.83%
Russell 2000 Index+        +16.35%    +13.68%     +14.52%
S&P 500+                   +22.64%    +19.58%     +19.47%
Consumer Price Index*+     + 3.56%    + 2.91%     + 2.77%

 *The Consumer Price Index is a popular measure of change in prices. **Commencement of investment operations.
 +Source: CDA/Wiesenberger. Benchmark comparisons begin on December 1, 1993.

Results of Shareholder Meeting

At the meeting of shareholders in the World Growth Series of MFS/Sun Life Series Trust which was held on April 29, 1996 the following action was taken:

Item 1: Proposal to approve two new Sub-Investment Advisory Agreements, one between Massachusetts Financial Services Company ("MFS") and Foreign & Colonial Management Limited ("FCM"), and the other between FCM and its subsidiary, Foreign & Colonial Emerging Markets Limited ("FCEM"), containing substantially the same terms and conditions as the current Sub-Investment Advisory Agreement between MFS and Batterymarch Financial Management, Inc. to become effective on or about May 1, 1996.

                                                        Number of Shares
                                                        ----------------
        For                                               11,942,286
        Against                                              210,915
        Abstain                                              604,984
        Total Shares Outstanding on March 25, 1996        12,758,190

World Total Return Series

For the period from December 1, 1994 to
December 31, 1996.

-------------------------------- LINE CHART -----------------------------------
                                                         60% MSCI World
                          Consumer       S&P 500         Index/40% J.P.
        World Total        Price        Composite      Morgan Global Govt.
       Return Series     Index--U.S.     Index            Bond Index
       -------------     -----------    ---------      -------------------
12/94     10000            10000          10000              9756
 6/95     10965            10187          12196             10914
12/95     11824            10247          13948             11765
 6/96     12459            10464          15352             12221
12/96     13519            10615          17134             12961

Average Annual Total Returns
--------------------------------------------------------------------------------
                                                          11/07/94**
                                                1 Year    -12/31/96
 --------------------------------------------  --------- ------------
World Total Return Series                       +14.33%     +15.10%
S&P 500 Composite+                              +22.64%     +25.98%
60% MSCI World Index/
 40% J.P. Morgan Global Govt Bond Index+++      +10.16%     +12.23%
Consumer Price Index*                           + 3.56%     + 2.76%

  *The Consumer Price Index is a popular measure of change in prices. **Commencement of investment operations.
  +Source: CDA/Wiesenberger. Benchmark comparisons begin on December 1, 1994. +++Source: AIM

Zero Coupon Series 2000

For the period from December 1, 1986 to
December 31, 1996.

-------------------------------- LINE CHART -----------------------------------

                                    Consumer        Merrill Lynch
                  Zero Coupon        Price        7-10 Yr. Treasury
                  Series 2000      Index--U.S.         Index
                  -----------      -----------    -----------------
          12/86      10000           10000             10000
          12/87       8771           10450              9940
          12/89      11909           11416             12386
          12/91      15205           12484             15760
          12/93      18923           13200             19146
          12/95      21099           13887             22222
          12/96      21503           14386             22524

--------------------------------------------------------------------------------

Average Annual Total Returns

                                               1 Year    3 Years   5 Years    10 Years
 --------------------------------------------  -------- ---------  --------- -----------
Zero Coupon Series - 2000 Portfolio            +1.91%    +13.72%    +41.53%     +8.25%
Merrill Lynch 7 - 10 Year Treasury Index*      +0.84%     +5.02%     +8.02%     +8.32%
Consumer Price Index*                          +3.56%    + 2.91%    + 2.88%     +3.65%

 *The Consumer Price Index is a popular measure of change in prices.
  Source: CDA/Wiesenberger. Benchmark comparisons begin on December 1, 1986.

Portfolio of Investments -- December 31, 1996

Capital Appreciation Series

Stocks -- 97.7%

Issuer                                     Shares         Value
U.S. Stocks -- 91.8%
Advertising -- 0.2%
TMP Worldwide, Inc.                         35,200   $     448,800
Universal Outdoor Holdings, Inc.*           67,100       1,576,850
                                                     ---------------
                                                     $   2,025,650
                                                     ---------------
Aerospace -- 3.5%
Lockheed Martin Corp.                      107,754   $   9,859,491
McDonnell-Douglas Corp.                    274,500      17,568,000
United Technologies Corp.                  154,400      10,190,400
                                                     ---------------
                                                     $  37,617,891
                                                     ---------------
Agricultural Products -- 2.3%
AGCO Corp.                                 284,700   $   8,149,537
Case Corp.                                 297,600      16,219,200
                                                     ---------------
                                                     $  24,368,737
                                                     ---------------
Airlines -- 0.9%
America West Airlines, "B"*                174,700   $   2,773,363
Southwest Airlines Co.                     308,700       6,829,987
                                                     ---------------
                                                     $   9,603,350
                                                     ---------------
Automotive -- 0.6%
APS Holding Corp., "A"*                    107,800   $   1,670,900
Goodrich (B.F.) Co.                        117,300       4,750,650
                                                     ---------------
                                                     $   6,421,550
                                                     ---------------
Banks and Credit Companies -- 0.7%
Fleet/Norstar Financial Group, Inc.        146,800   $   7,321,650
                                                     ---------------
Business Machines -- 0.7%
Sun Microsystems, Inc.*                    303,200   $   7,788,450
                                                     ---------------
Business Services -- 5.9%
AccuStaff, Inc.*                           126,000   $   2,661,750
ADT Ltd.*                                  642,500      14,697,188
ALCO Standard Corp.                        310,200      16,014,075
Ceridian Corp.*                            192,300       7,788,150
Corestaff, Inc.*                           107,625       2,549,367
DST Systems, Inc.*                         320,300      10,049,412
Loewen Group, Inc.                         148,900       5,825,712
Sabre Group Holding, Inc., "A"*             94,500       2,634,188
                                                     ---------------
                                                     $  62,219,842
                                                     ---------------
Chemicals -- 0.6%
Betzdearborn, Inc.                          28,100   $   1,643,850
Praxair, Inc.                              104,100       4,801,613
                                                     ---------------
                                                     $   6,445,463
                                                     ---------------
Computer Software -- Personal Computers -- 4.2%
Electronic Arts, Inc.*                     222,600   $   6,664,087
First Data Corp.                           191,400       6,986,100
Microsoft Corp.*                           377,600      31,199,200
                                                     ---------------
                                                     $  44,849,387
                                                     ---------------
Computer Software -- Systems -- 8.7%
Adobe Systems, Inc.                        377,500   $  14,109,062
BMC Software, Inc.*                         47,500       1,965,313
Cadence Design Systems, Inc.*              680,700      27,057,825
Computer Associates International, Inc.    227,300      11,308,175
Micro Systems, Inc.*                       199,200       6,125,400
Oracle Systems Corp.*                      565,300      23,601,275
Sybase, Inc.*                              224,700       3,749,681
Synopsys, Inc.*                             85,500       3,954,375
                                                     ---------------
                                                     $  91,871,106
                                                     ---------------
Consumer Goods and Services -- 7.7%
Colgate-Palmolive Co.                       98,500   $   9,086,625
Gillette Co.                                35,300       2,744,575
Philip Morris Cos., Inc.                   313,700      35,330,462

Issuer                                     Shares         Value
U.S. Stocks -- continued
Consumer Goods and Services -- continued
Tyco International Ltd.                    652,300   $  34,490,363
                                                     ---------------
                                                     $  81,652,025
                                                     ---------------
Defense Electronics -- 1.7%
Loral Space & Communications Corp.*        962,700   $  17,689,613
                                                     ---------------
Electrical Equipment -- 1.0%
General Electric Co.                       110,900   $  10,965,238
                                                     ---------------
Electronics -- 8.8%
Altera Corp.*                              225,600   $  16,398,300
Analog Devices, Inc.*                      363,300      12,306,787
Intel Corp.                                364,000      47,661,250
LSI Logic Corp.*                           296,600       7,934,050
Maxim Integrated Products, Inc.*            81,900       3,542,175
Xilinx, Inc.*                              160,700       5,915,769
                                                     ---------------
                                                     $  93,758,331
                                                     ---------------
Entertainment -- 4.3%
Clear Channel Communications, Inc.*        107,800   $   3,894,275
Cox Radio, Inc., "A"*                        9,000         157,500
Harrah's Entertainment, Inc.*              725,300      14,415,337
Infinity Broadcasting Corp., "A"*           84,750       2,849,719
Jacor Communications, Inc., "A"*           292,000       7,993,500
LIN Television Corp.*                      163,700       6,916,325
Mirage Resorts, Inc.*                      410,000       8,866,250
Univision Communications, Inc., "A"*         6,100         225,700
                                                     ---------------
                                                     $  45,318,606
                                                     ---------------
Financial Institutions -- 5.8%
Associates First Capital Corp., "A"         41,400   $   1,826,775
Federal Home Loan Mortgage
  Corp.                                    120,100      13,226,012
Financial Federal Corp.*                   175,400       2,937,950
Finova Group, Inc.                         153,000       9,830,250
Franklin ReSources, Inc.                    74,900       5,121,288
Green Tree Financial Corp.                 254,700       9,837,787
Schwab (Charles) Corp.                     588,300      18,825,600
                                                     ---------------
                                                     $  61,605,662
                                                     ---------------
Food and Beverage Products -- 0.8%
PepsiCo, Inc.                              272,800   $   7,979,400
                                                     ---------------
Insurance -- 0.7%
Amerin Corp.*                               69,500   $   1,789,625
Chubb Corp.                                 98,000       5,267,500
                                                     ---------------
                                                     $   7,057,125
                                                     ---------------
Machinery -- 1.4%
Deere & Co., Inc.                          216,800   $   8,807,500
IDEX Corp.                                 156,700       6,248,413
                                                     ---------------
                                                     $  15,055,913
                                                     ---------------
Medical and Health Products -- 1.6%
Johnson & Johnson                          303,600   $  15,104,100
Omnicare, Inc.                              70,000       2,248,750
                                                     ---------------
                                                     $  17,352,850
                                                     ---------------
Medical and Health Technology and Services -- 4.1%
HealthSource, Inc.*                        523,300   $   6,868,313
HealthSouth Corp.*                         271,700      10,494,412
Oxford Health Plans, Inc.*                 141,900       8,310,019
United Healthcare Corp.                    399,000      17,955,000
                                                     ---------------
                                                     $  43,627,744
                                                     ---------------
Metals and Minerals -- 0.5%
Minerals Technologies, Inc.                124,700   $   5,112,700
                                                     ---------------

Issuer                                     Shares         Value
U.S. Stocks -- continued
Oils -- 1.0%
Mobil Corp.                                88,200    $  10,782,450
Titan Exploration, Inc.*                   29,000          348,000
                                                     ---------------
                                                     $  11,130,450
                                                     ---------------
Photographic Products -- 1.5%
Eastman Kodak Co.                         192,700    $  15,464,175
                                                     ---------------
Railroads -- 3.0%
Burlington Northern Santa Fe Railway
  Co.                                      51,500    $    4,448,313
Wisconsin Central Transportation Corp.*   682,900        27,059,912
                                                     ---------------
                                                     $   31,508,225
                                                     ---------------
Restaurants and Lodging -- 6.3%
HFS, Inc.*                                722,700    $   43,181,325
Promus Hotel Corp.*                       642,850        19,044,431
Renaissance Hotel Group N.V.*             179,100         4,208,850
                                                     ---------------
                                                     $   66,434,606
                                                     ---------------
Stores -- 5.1%
Ann Taylor Stores Corp.*                  214,200    $    3,748,500
Corporate Express, Inc.*                   71,200         2,095,950
Duty Free International, Inc.              30,600           443,700
Federated Department Stores, Inc.*        323,200        11,029,200
General Nutrition Cos., Inc.*             499,800         8,434,125
Linens N Things, Inc.*                     39,900           783,038
Micro Warehouse, Inc.*                    291,000         3,419,250
Office Depot, Inc.*                       593,200        10,529,300
Officemax, Inc.*                          282,650         3,003,156
Sears, Roebuck & Co.                      135,100         6,231,487
Staples, Inc.*                            247,100         4,463,244
                                                     ---------------
                                                     $   54,180,950
                                                     ---------------
Supermarkets -- 1.4%
Safeway, Inc.*                            356,200    $   15,227,550
                                                     ---------------
Telecommunications -- 6.8%
Ascend Communications, Inc.*               77,100    $    4,789,838
Cisco Systems, Inc.*                      334,000        21,250,750
Glenayre Technologies, Inc.*              680,525        14,673,820
Lucent Technologies, Inc.                  58,300         2,696,375
MFS Communications Co., Inc.*              36,700         2,000,150
Tel-Save Holdings, Inc.*                   71,700         2,079,300
Telco Communications Group*                48,400           847,000
Teleport Communications Group, Inc.,
  "A"*                                    137,800         4,202,900
Tellabs, Inc.*                            131,800         4,958,975
WorldCom, Inc.*                           566,700        14,769,619
                                                     ---------------
                                                     $   72,268,727
                                                     ---------------
  Total U.S. Stocks                                  $  973,922,966
                                                     ---------------
Foreign Stocks -- 5.9%
Canada -- 0.8%
Loewen Group, Inc.
  (Business Services)##                   123,200    $    4,810,041
Canadian National Railway Co.
  (Railroads)                              89,100         3,385,800
                                                     ---------------
                                                     $    8,195,841
                                                     ---------------

Issuer                                     Shares         Value
Foreign Stocks -- continued
Germany -- 0.7%
Sap AG (Computer Software -- Systems)      53,955    $    7,540,023
                                                     ---------------
Hong Kong -- 0.3%
Peregrine Investment Holdings
  (Finance)                             2,047,000    $    3,506,950
                                                     ---------------
Italy -- 1.5%
Gucci Group Designs N.V.,
  (Apparel and Textiles)                   48,100    $    3,072,388
Telecom Italia S.p.A.,
  (Telecommunications)*                 6,197,200         8,837,107
Telecom Italia S.p.A., Saving Shares,
  (Telecommunications)                  1,445,300         3,650,733
                                                     ---------------
                                                     $   15,560,228
                                                     ---------------
Singapore -- 0.3%
Mandarin Oriental International, Ltd.
  (Restaurant & Lodgings)               2,447,530    $    3,451,017
                                                     ---------------
South Korea -- 0.7%
Korea Mobile Telecom, ADR
  (Telecommunications)                    583,083    $    7,507,194
                                                     ---------------
Sweden -- 1.6%
Astra AB, "B" (Pharmaceuticals)           311,900    $   15,057,241
Nobel Biocare AB
  (Medical and Health Products)           118,900         2,093,617
                                                     ---------------
                                                     $   17,150,858
                                                     ---------------
  Total Foreign Stocks                               $   62,912,111
                                                     ---------------
  Total Stocks
    (Identified Cost, $817,322,989)                  $1,036,835,077
                                                     ---------------
Warrants
Finance
Peregrine Investment Holdings
  (Identified Cost, $38,572)                 311     $       99,525
                                                     ---------------
Short-Term Obligations -- 2.0%
Federal National Mortgage Assn., due
  1/06/97                                   7,600    $    7,594,195
Ford Motor Credit Corp.,
  due 1/02/97                              13,710        13,707,429
                                                     ---------------
  Total Short-Term Obligations, at Amortized Cost    $   21,301,624
                                                     ---------------
  Total Investments
    (Identified Cost, $838,663,185)                  $1,058,236,226
Other Assets,
  Less Liabilities -- 0.3%                                3,395,205
                                                     ---------------
  Net Assets -- 100.0%                               $1,061,631,431
                                                     ===============

          See portfolio footnotes and notes to financial statements

Portfolio of Investments -- December 31, 1996

Conservative Growth Series

Stocks -- 91.6%

Stocks -- continued

Issuer                                  Shares        Value
U.S. Stocks -- 87.6%
Aerospace -- 7.6%
AlliedSignal, Inc.                      92,700    $  6,210,900
General Dynamics Corp.                  64,000       4,512,000
Lockheed Martin Corp.                  105,748       9,675,942
McDonnell-Douglas Corp.                147,600       9,446,400
Raytheon Co.                           118,500       5,702,812
United Technologies Corp.              119,400       7,880,400
                                                  ---------------
                                                  $ 43,428,454
                                                  ---------------
Agricultural Products -- 0.5%
Case Corp.                              48,500    $  2,643,250
                                                  ---------------
Apparel and Textiles -- 1.6%
Nike, Inc., "B"                         82,700    $  4,941,325
Reebok International Ltd.               31,000       1,302,000
VF Corp.                                42,500       2,868,750
                                                  ---------------
                                                  $  9,112,075
                                                  ---------------
Automotive -- 0.9%
Goodrich (B.F.) Co.                    122,600    $  4,965,300
                                                  ---------------
Banks and Credit Companies -- 8.8%
Bank of Boston Corp.                    40,200    $  2,582,850
Chase Manhattan Corp.                   22,068       1,969,569
Comerica, Inc.                          67,600       3,540,550
Corestates Financial Corp.               6,467         335,476
Crestar Financial Corp.                 48,300       3,592,312
First Bank Systems, Inc.               126,400       8,626,800
First Chicago NBD Corp.                 30,300       1,628,625
Firstar Corp.                           55,600       2,919,000
Household International, Inc.            3,200         295,200
National City Corp.                     76,100       3,414,987
Northern Trust Co.                     106,000       3,842,500
Norwest Corp.                          245,400      10,674,900
SunTrust Banks, Inc.                    89,300       4,398,025
U.S. Bancorp                            57,300       2,574,919
                                                  ---------------
                                                  $ 50,395,713
                                                  ---------------
Business Machines -- 0.5%
International Business Machines Corp.   18,000    $  2,718,000
Xerox Corp.                              5,300         278,913
                                                  ---------------
                                                  $  2,996,913
                                                  ---------------
Business Services -- 1.9%
Alco Standard Corp.                     90,100    $  4,651,413
Ceridian Corp.*                          6,100         247,050
Computer Sciences, Inc.*                51,000       4,188,375
DST Systems, Inc.*                      10,800         338,850
Sabre Group Holding, Inc.*              48,400       1,349,150
                                                  ---------------
                                                  $ 10,774,838
                                                  ---------------
Cellular Telephones
AirTouch Communications, Inc.*           9,500    $    239,875
                                                  ---------------

Chemicals -- 2.8%
Air Products & Chemicals, Inc.          79,600    $  5,502,350
Betzdearborn, Inc.                       3,600         210,600
du Pont (E. I.) de Nemours & Co.        51,000       4,813,125
Monsanto Corp.                          68,800       2,674,600
Praxair, Inc.                           60,600       2,795,175
                                                  ---------------
                                                  $ 15,995,850
                                                  ---------------
Computer Software -- Personal Computers -- 1.4%
First Data Corp.                        82,000    $  2,993,000
Microsoft Corp.*                        60,600       5,007,075
                                                  ---------------
                                                  $  8,000,075
                                                  ---------------

Issuer                                  Shares        Value
U.S. Stocks -- continued
Computer Software -- Systems -- 1.5%
Computer Associates International,
  Inc.                                 114,750    $  5,708,813
Electronic Data Systems Corp.            5,000         216,250
Oracle Systems Corp.*                   67,000       2,797,250
                                                  ---------------
                                                  $  8,722,313
                                                  ---------------
Consumer Goods and Services -- 8.4%
Colgate-Palmolive Co.                  106,900    $  9,861,525
Gillette Co.                           154,400      12,004,600
Philip Morris Cos., Inc.               137,500      15,485,937
Procter & Gamble Co.                    46,100       4,955,750
RJR Nabisco Holdings Corp.                  60           2,040
Service Corp. International              9,200         257,600
Sherwin-Williams Co.                    51,300       2,872,800
Tyco International Ltd.                 43,100       2,278,913
                                                  ---------------
                                                  $ 47,719,165
                                                  ---------------
Defense Electronics -- 0.3%
Loral Space & Communications Corp.*     83,000    $  1,525,125
                                                  ---------------
Electrical Equipment -- 3.3%
General Electric Co.                   121,300    $ 11,993,537
Honeywell, Inc.                        108,400       7,127,300
                                                  ---------------
                                                  $ 19,120,837
                                                  ---------------
Electronics -- 0.9%
Intel Corp.                             38,100    $  4,988,719
                                                  ---------------
Entertainment -- 0.3%
Comcast Corp., "A"                       9,500    $    169,219
Viacom, Inc., "B"*                      39,400       1,374,075
                                                  ---------------
                                                  $  1,543,294
                                                  ---------------
Financial Institutions -- 4.5%
American Express Co.                    35,900    $  2,028,350
Beneficial Corp.                       152,300       9,652,012
Federal Home Loan Mortgage Corp.        26,700       2,940,338
MBNA Corp.                              11,100         460,650
Merrill Lynch & Co., Inc.               17,500       1,426,250
State Street Boston Corp.              121,200       7,817,400
Union Planters Corp.                    35,000       1,365,000
                                                  ---------------
                                                   $ 25,690,000
                                                  ---------------
Food and Beverage Products -- 4.9%
Archer-Daniels-Midland Co.             109,121    $  2,400,662
Coca-Cola Co.                           36,300       1,910,287
CPC International, Inc.                 53,800       4,169,500
General Mills, Inc.                     92,200       5,843,175
PepsiCo, Inc.                          195,500       5,718,375
Ralston-Purina Co.                      42,600       3,125,775
Tyson Foods, Inc.                       70,800       2,424,900
Wrigley (Wm) Junior Co.                 47,700       2,683,125
                                                  ---------------
                                                  $ 28,275,799
                                                  ---------------
Forest and Paper Products -- 1.4%
Kimberly-Clark Corp.                    82,048    $  7,815,072
                                                  ---------------
Insurance -- 6.7%
AFLAC, Inc.                             90,100    $  3,851,775
Allstate Corp.                          74,700       4,323,263
Chubb Corp.                             18,500         994,375
CIGNA Corp.                             47,300       6,462,362
ITT Hartford Group, Inc.                55,300       3,732,750
MBIA, Inc.                               5,300         536,625
Progressive Corp.                      104,500       7,040,687

Issuer                                  Shares        Value
U.S. Stocks -- continued
Insurance -- continued
St. Paul Cos., Inc.                     53,400    $  3,130,575
Torchmark Corp.                         64,300       3,247,150
Transamerica Corp.                      42,300       3,341,700
Travelers Group, Inc.                   34,000       1,542,750
                                                  ---------------
                                                  $ 38,204,012
                                                  ---------------
Machinery -- 1.7%
Deere & Co., Inc.                       53,500    $  2,173,438
Ingersoll Rand Co.                      85,300       3,795,850
York International Corp.                63,100       3,525,712
                                                  ---------------
                                                  $  9,495,000
                                                  ---------------
Medical and Health Products -- 5.9%
American Home Products Corp.            40,600    $  2,380,175
Johnson & Johnson                      168,300       8,372,925
Lilly (Eli) & Co.                       40,836       2,981,028
Pfizer, Inc.                            43,600       3,613,350
Pharmacia & Upjohn, Inc.                43,000       1,703,875
Rhone-Poulenc Rorer, Inc.               92,000       7,187,500
Warner-Lambert Co.                      99,600       7,470,000
                                                  ---------------
                                                  $ 33,708,853
                                                  ---------------
Medical and Health Technology and Services -- 2.2%
Medtronic Inc.                          26,600    $  1,808,800
Pacificare Health Systems, Inc., "B"*   39,100       3,333,275
St. Jude Medical, Inc.*                124,500       5,306,812
United Healthcare Corp.                 43,300       1,948,500
                                                  ---------------
                                                  $ 12,397,387
                                                  ---------------
Metals and Minerals -- 0.5%
Phelps Dodge Corp.                      42,700    $  2,882,250
                                                  ---------------
Oil Services -- 0.3%
Schlumberger Ltd.                       16,500    $  1,647,938
                                                  ---------------
Oils -- 5.2%
Amoco Corp.                             21,400    $  1,722,700
Chevron Corp.                           48,300       3,139,500
Exxon Corp.                             72,100       7,065,800
Mobil Corp.                             79,200       9,682,200
Texaco, Inc.                            83,100       8,154,187
                                                  ---------------
                                                  $ 29,764,387
                                                  ---------------
Photographic Products -- 0.8%
Eastman Kodak Co.                       57,400    $  4,606,350
                                                  ---------------
Printing and Publishing -- 1.7%
Gannett Co., Inc.                       78,500    $  5,877,687
Tribune Co.                             51,700       4,077,838
                                                  ---------------
                                                  $  9,955,525
                                                  ---------------
Railroads -- 1.9%
Burlington Northern Santa Fe            35,200    $  3,040,400
Conrail, Inc.                           19,548       1,947,470
CSX Corp.                               87,800       3,709,550
Illinois Central Corp.                  65,200       2,086,400
                                                  ---------------
                                                  $ 10,783,820
                                                  ---------------
Special Products and Services -- 0.3%
McDonalds Corp.                         13,100    $    592,775
Stanley Works                           46,400       1,252,800
                                                  ---------------
                                                  $  1,845,575
                                                  ---------------
Stores -- 2.3%
Circuit City Stores, Inc.               37,100    $  1,117,637
CVS Corp.                               27,600       1,141,950
Home Depot, Inc.                        48,600       2,436,075
Lowes Co., Inc.                         71,000       2,520,500
Penney (J.C.), Inc.                     64,500       3,144,375

Issuer                                  Shares        Value
U.S. Stocks -- continued
Stores -- continued
Sears, Roebuck & Co.                    39,800    $  1,835,775
Talbots, Inc.                           33,700         964,663
                                                  ---------------
                                                  $ 13,160,975
                                                  ---------------
Supermarkets -- 0.8%
Kroger Co.*                              7,100    $    330,150
Safeway, Inc.*                          61,200       2,616,300
Vons Cos., Inc.*                        32,000       1,916,000
                                                  ---------------
                                                  $  4,862,450
                                                  ---------------
Telecommunications -- 0.4%
Cox Communications Inc.                     39    $        902
Lucent Technologies, Inc.               52,800       2,442,000
                                                  ---------------
                                                  $  2,442,902
                                                  ---------------
Utilities -- Electric -- 1.6%
Allegheny Power Systems, Inc.           35,900    $  1,090,463
Cinergy Corp.                           35,900       1,198,162
CMS Energy Corp.                         6,700         225,288
DPL, Inc.                               35,200         862,400
FPL Group, Inc.                         62,400       2,870,400
Illinova Corp.                           7,100         195,250
Pinnacle West Capital Corp.              8,200         260,350
Portland General Corp.                  52,600       2,209,200
                                                  ---------------
                                                  $  8,911,513
                                                  ---------------
Utilities -- Gas -- 0.8%
Consolidated Natural Gas Co.            31,500    $  1,740,375
Pacific Enterprises                     31,400         953,775
Panenergy Corp.                         44,600       2,007,000
                                                  ---------------
                                                  $  4,701,150
                                                  ---------------
Utilities -- Telephone -- 3.0%
Ameritech Corp.                          4,500    $    272,813
BellSouth Corp.                          8,300         335,112
GTE Corp.                              117,100       5,328,050
MCI Communications Corp.               243,600       7,962,675
Pacific Telesis Group                   35,000       1,286,250
SBC Communications, Inc.                33,600       1,738,800
                                                  ---------------
                                                  $ 16,923,700
                                                  ---------------
  Total U.S. Stocks                               $500,246,454
                                                  ---------------
Foreign Stocks -- 4.0%
Germany -- 0.1%
Hoechst AG (Chemicals)                  16,000    $    756,061
                                                  ---------------
Hong Kong -- 0.5%
Hong Kong Land Holdings Ltd. (Real
  Estate)                              341,000    $    947,980
Swire Pacific Air Ltd., "A"
  (Transportation)                     100,000         953,581
Wharf Holdings Ltd. (Real Estate)      239,000       1,192,837
                                                  ---------------
                                                  $  3,094,398
                                                  ---------------
Italy -- 0.1%
Telecom Italia S.p.A.
  (Telecommunications)                 125,000    $    315,742
                                                  ---------------
Japan -- 0.2%
Canon, Inc. (Consumer Goods and
  Services)                             58,000    $  1,283,319
                                                  ---------------
Netherlands -- 0.2%
Royal Dutch Petroleum Co., ADR (Oils)    7,400    $  1,263,550
                                                  ---------------
New Zealand -- 0.2%
Lion Nathan Ltd. (Food and Beverage
  Products)                            356,700    $    854,309
                                                  ---------------

Issuer                                                     Shares        Value
Foreign Stocks -- continued
Singapore -- 0.1%
Mandarin Oriental International, Ltd.
  (Restaurants and Lodging)                               374,000   $    527,340
                                                                    ------------
South Korea -- 0.2%
Korea Mobile Telecom
  (Telecommunications)                                     87,035   $  1,120,576
                                                                    ------------
Sweden -- 0.9%
Astra AB, Free Shares, "B"
  (Pharmaceuticals)                                        77,100   $  3,722,069
Sparbanken Sverige AB (Banks and
  Credit Companies)                                        74,500      1,279,017
                                                                    ------------
                                                                    $  5,001,086
                                                                    ------------
Switzerland -- 0.3%
Novartis AG (Pharmaceuticals)*                              1,387   $  1,588,660
                                                                    ------------
United Kingdom -- 1.2%
British Petroleum PLC, ADR (Oils)                          20,752   $  2,933,814
PowerGen PLC (Utilities-Electric)                         381,977      3,743,185
SmithKline Beecham PLC, ADR (Medical
  and Health Products)                                      4,000        272,000
                                                                    ------------
                                                                    $  6,948,999
                                                                    ------------
  Total Foreign Stocks                                              $ 22,754,040
                                                                    ------------
  Total Stocks (Identified Cost, $412,784,810)                      $523,000,494
                                                                    ------------
Preferred Stock -- 0.1%
Chemicals -- 0.1%
Henkel KGaA
  (Identified Cost, $765,482)                              15,000   $    753,656
                                                                    ------------
Convertible Preferred Stock -- 0.1%
Financial Institutions
Tosco Financing Trust ##                                    3,500   $    179,813
                                                                    ------------
Oils -- 0.1%
Atlantic Richfield Co.                                     20,300   $    436,450
                                                                    ------------
Total Convertible Preferred Stocks
  (Identified Cost, $686,836)                                       $    616,263
                                                                    ------------
                                                Principal Amount
                                                   (000 Omitted)
Convertible Bond -- 0.2%
Chemicals -- 0.2%
Sandoz Capital BVI Ltd., 2s, 2002
  ## (Identified Cost, $714,174)                     $        803   $    863,225
                                                                    ------------
Short-Term Obligations -- 7.9%
Federal Farm Credit Bank due 1/7/97                  $      2,280   $  2,278,008
Federal Home Loan Bank, due 1/2/97                         15,960     15,957,665
Federal Home Loan Mortgage Corp.,
  due 1/7/97-1/21/97                                       18,290     18,257,266
Federal National Mortgage Assn.,
  due 1/13/97                                               7,800      7,786,272
Tennessee Valley Authority, due
  1/21/97                                                   1,000        997,094
                                                                    ------------
  Total Short-Term Obligations, at Amortized Cost                   $ 45,276,305
                                                                    ------------
  Total Investments
    (Identified Cost, $460,227,607)                                 $570,509,943
Other Assets,
Less Liabilities -- 0.1%                                                 498,092
                                                                    ------------
  Net Assets -- 100.0%                                              $571,008,035
                                                                    ============

           See portfolio footnotes and notes to financial statements

Portfolio of Investments -- December 31, 1996

Emerging Growth Series
Stocks -- 86.4%

Issuer                                                      Shares         Value
U.S. Stocks -- 80.8%
Apparel and Textiles -- 0.1%
Nine West Group, Inc.*                                       7,200   $   333,900
                                                                     -----------
Automotive -- 0.2%
APS Holding Corp., "A"*                                     23,000   $   356,500
                                                                     -----------
Business Machines -- 2.6%
Affiliated Computer Services, Inc., "A"*                   101,000   $ 3,004,750
Sun Microsystems, Inc.*                                    134,300     3,449,831
                                                                     -----------
                                                                     $ 6,454,581
                                                                     -----------
Business Services -- 11.2%
AccuStaff, Inc.*                                            36,100   $   762,612
ADT Ltd.*                                                   95,400     2,182,275
ALCO Standard Corp.                                         17,800       918,925
Computer Sciences Corp.*                                    36,200     2,972,925
CUC International, Inc.*                                   177,525     4,216,219
DST Systems, Inc.*                                          75,300     2,362,537
Employee Solutions, Inc.*                                   86,200     1,767,100
Equity Corp. International*                                  7,200       144,000
Forrester Research, Inc.*                                      900        23,175
International Network Services*                                600        18,113
Learning Tree International, Inc.*                         123,000     3,628,500
Loewen Group, Inc.                                           5,200       203,450
Sabre Group Holding, Inc., "A"*                             11,800       328,925
Superior Consultant, Inc.*                                   2,700        66,825
Technology Solutions Co.*                                  195,400     8,109,100
Thermo Fibergen, Inc.*                                      19,800       207,900
Transaction System Architects, Inc.*                         5,000       166,250
                                                                     -----------
                                                                     $28,078,831
                                                                     -----------
Chemicals -- 0.3%
Betzdearborn, Inc.                                          12,900   $   754,650
                                                                     -----------
Computer Software -- Personal Computers -- 3.7%
Autodesk, Inc.                                                 985   $    27,580
First Data Corp.                                           108,000     3,942,000
Microsoft Corp.*                                            63,700     5,263,212
Spectrum Holobyte, Inc.*                                    11,100        83,250
                                                                     -----------
                                                                     $ 9,316,042
                                                                     -----------
Computer Software -- Systems -- 20.5%
Adobe Systems, Inc.                                          6,300   $   235,463
BMC Software, Inc.*                                        284,000    11,750,500
Cadence Design Systems, Inc.*                              216,700     8,613,825
Computer Associates International, Inc.                    183,050     9,106,737
Compuware Corp.*                                            66,500     3,333,312
Information Management Resources, Inc.*                      1,400        29,575
Ingram Micro, Inc.*                                          4,700       108,100
Oracle Systems Corp.*                                      287,700    12,011,475
Parametric Technology Corp.*                                47,900     2,460,863
Sterling Software, Inc.*                                     7,800       246,675
Sybase, Inc.*                                               50,900       849,394
Synopsys, Inc.*                                             23,600     1,091,500
USCS International, Inc.*                                   18,400       310,500
Viasoft, Inc.*                                              17,200       812,700
Xionics Document Technologies*                              43,200       540,000
                                                                     -----------
                                                                     $51,500,619
                                                                     -----------
Construction Services -- 0.8%
Shaw Group, Inc.                                            90,000   $ 2,103,750
                                                                     -----------
Consumer Goods and Services -- 2.6%
Actel Corp.*                                                22,600   $   536,750
Carson, Inc.*                                              120,300     1,669,163
Nu Skin Asia Pacific, Inc.*                                  1,400        43,225

Issuer                                                    Shares           Value
U.S. Stocks -- continued
Consumer Goods and Services -- continued
Service Corp. International                                8,800     $   246,400
Tyco International Ltd.                                   74,100       3,918,037
                                                                     -----------
                                                                     $ 6,413,575
                                                                     -----------
Electronics -- 6.6%
Altera Corp.*                                             55,300     $ 4,019,619
Analog Devices, Inc.*                                     56,400       1,910,550
Atmel Corp.*                                              31,700       1,050,063
Intel Corp.                                               15,400       2,016,437
Lattice Semiconductor Corp.*                              32,600       1,499,600
Linear Technology Corp.                                   38,700       1,697,962
LSI Logic Corp.*                                          40,000       1,070,000
Novellus Systems, Inc.*                                    1,100          59,606
Teradyne, Inc.*                                           40,000         975,000
Ultratech Stepper, Inc.*                                  16,900         401,375
VLSI Technology, Inc.*                                    54,100       1,291,638
Xilinx, Inc.*                                             18,300         673,669
                                                                     -----------
                                                                     $16,665,519
                                                                     -----------
Entertainment -- 2.6%
Cox Radio, Inc., "A"*                                     59,800     $ 1,046,500
Harrah's Entertainment, Inc.*                             82,900       1,647,638
Heritage Media Corp.*                                     43,000         483,750
Hollywood Entertainment Corp.*                            24,100         445,850
International Speedway Corp.*                              1,400          28,700
Jacor Communications, Inc., "A"*                           7,000         191,625
LIN Television Corp.*                                     43,200       1,825,200
Sinclair Broadcast Group, Inc.*                            9,100         236,600
Univision Communications, Inc., "A"*                      15,300         566,100
                                                                     -----------
                                                                     $ 6,471,963
                                                                     -----------
Financial Institutions -- 0.6%
Associates First Capital Corp., "A"                        5,000     $   220,625
Dean Witter Discover & Co., Inc.                           9,600         636,000
Franklin Resources, Inc.                                   3,000         205,125
MBNA Corp.                                                12,500         518,750
                                                                     -----------
                                                                     $ 1,580,500
                                                                     -----------
Food and Beverage Products -- 0.3%
Earthgrains Co.                                           13,300     $   694,925
                                                                     -----------
Machinery -- 0.1%
SI Handling Systems, Inc.                                 15,000     $   225,938
                                                                     -----------
Medical and Health Products -- 0.1%
Ventritex, Inc.*                                          11,400     $   280,725
                                                                     -----------
Medical and Health Technology
  and Services -- 6.9%
Columbia Healthcare Corp.                                    600     $    24,450
Foundation Health Corp.*                                     600          19,050
HealthSource, Inc.*                                       41,100         539,438
HealthSouth Corp.*                                       116,100       4,484,362
Pacificare Health Systems, Inc., "B"*                     35,500       3,026,375
St. Jude Medical, Inc.*                                   22,700         967,587
United Healthcare Corp.                                  184,800       8,316,000
                                                                     -----------
                                                                     $17,377,262
                                                                     -----------
Oils -- 0.3%
Barrett Resources Corp.*                                  14,200     $   605,275
National Oilwell, Inc.*                                    1,400          43,050
Offshore Energy Development Corp.*                           200           3,050
Titan Exploration, Inc.*                                   6,800          81,600
                                                                     -----------
                                                                     $   732,975
                                                                     -----------
U.S. Stocks -- continued
Pollution Control -- 0.8%
Republic Industries, Inc.*                             700          $     21,831
USA Waste Services, Inc.*                           63,020             2,008,763
                                                                    ------------
                                                                    $  2,030,594
                                                                    ------------
Railroads -- 0.5%
Kansas City Southern Industries, Inc.                 5,100         $    229,500
Wisconsin Central Transportation Corp.*              22,200              879,675
                                                                    ------------
                                                                    $  1,109,175
                                                                    ------------
Restaurants and Lodging -- 6.0%
Applebee's International, Inc.                      71,100          $  1,955,250
HFS, Inc.*                                         204,200            12,200,950
Promus Hotel Corp.*                                 12,250               362,906
Renaissance Hotel Group N.V.*                       26,000               611,000
U.S. Franchise Systems, Inc.*                        1,400                14,175
                                                                    ------------
                                                                    $ 15,144,281
                                                                    ------------
Stores -- 3.4%
BT Office Products International, Inc.*            10,700           $     94,963
Corporate Express, Inc.*                           77,900              2,293,181
General Nutrition Cos., Inc.*                      67,300              1,135,688
Linens 'N Things, Inc.*                             9,000                176,625
Mazel Stores, Inc.*                                 1,000                 22,500
Micro Warehouse, Inc.*                              4,600                 54,050
Office Depot, Inc.*                                55,400                983,350
Staples, Inc.*                                    204,200              3,688,362
                                                                    ------------
                                                                    $  8,448,719
                                                                    ------------
Telecommunications -- 10.6%
3Com Corp.*                                        48,700           $  3,573,362
Bay Networks, Inc.*                                   800                 16,700
Cabletron Systems, Inc.*                          110,900              3,687,425
Cisco Systems, Inc.*                              148,200              9,429,225
Glenayre Technologies, Inc.*                       85,600              1,845,750
Lucent Technologies, Inc.                          40,300              1,863,875
Tel-Save Holdings, Inc.*                            1,050                 30,450
WorldCom, Inc.*                                   233,100              6,075,169
                                                                    ------------
                                                                    $ 26,521,956
                                                                    ------------
  Total U.S. Stocks                                                 $202,596,980
                                                                    ------------
Foreign Stocks -- 5.6%
Canada -- 1.5%
BioChem Pharma, Inc. (Biotechnology)*              58,900           $  2,959,725
Loewen Group, Inc. (Special Products and
  Services)##                                      20,200                788,659
                                                                    ------------
                                                                    $  3,748,384
                                                                    ------------
Germany -- 1.5%
Sap AG (Computer Software -- Systems)              23,200           $  3,242,119
Sap AG, ADR (Computer Software --
  Systems)##                                       14,700                678,038
                                                                    ------------
                                                                    $  3,920,157
                                                                    ------------
Italy -- 0.7%
Fila Holdings S.p.A., ADR
  (Apparel and Textiles)                            27,400          $  1,592,625
Gucci Group Designs N.V., ADR (Apparel
  and Textiles)                                      3,600               229,950
                                                                    ------------
                                                                    $  1,822,575
                                                                    ------------

Issuer                                              Shares           Value
United Kingdom -- 1.9%
Danka Business Systems, ADR (Business
  Machines)                                          79,200   $  2,801,700
Pace Micro Technology PLC (Electronics)             500,900      1,973,726
                                                              ------------
                                                              $  4,775,426
                                                              ------------
  Total Foreign Stocks                                        $ 14,266,542
                                                              ------------
  Total Stocks
    (Identified Cost, $196,117,907)                           $216,863,522
                                                              ------------
Warrants -- 2.0%
Intel Corp.                                          53,400   $  4,926,150
Thermo Fibergen, Inc.                                19,800         49,500
                                                              ------------
  Total Warrants
    (Identified Cost, $3,387,894)                             $  4,975,650
                                                              ------------
Convertible Bond -- 0.1%
                                    Principal Amount
                                      (000 Omitted)
Ventritex, Inc., 5.75s, 2001
  (Medical and Health Products)
  (Identified Cost, $70,000)                        $    70   $    110,425
                                                              ------------
Short Term Obligations -- 11.3%
Federal Farm Credit Bank, due
  2/3/97                                            $   495   $    492,627
Federal Home Loan Mortgage Corp.,
  due 1/3/97-1/21/97                                 13,900     13,873,956
Federal National Mortgage Assn.,
  due 1/14/97-1/15/97                                 7,880      7,863,950
Ford Motor Credit Corp.,
  due 1/2/97                                          6,095      6,093,798
                                                              ------------
  Total Short Term Obligations,
    at Amortized Cost                                         $ 28,324,331
                                                              ------------
  Total Investments
    (Identified Cost, $227,900,132)                           $250,273,928
Other Assets,
  Less Liabilities -- 0.2%                                         552,297
                                                              ------------
  Net Assets -- 100.0%                                        $250,826,225
                                                              ============

          See portfolio footnotes and notes to financial statements

Portfolio of Investments -- December 31, 1996

Government Securities Series
U.S. Federal Agencies -- 32.1%
                                                  Principal Amount
Issuer                                             (000 Omitted)         Value
AID Israel, 8s, 2001                               $      5,000   $  5,331,200
AID Israel, 5.625s, 2003                                  2,000      1,907,400
AID Israel, 5.89s, 2005                                   3,000      2,847,600
American Heavy Lift Shipping, 7.18s,
  1999                                                    4,850      4,825,750
Farm Credit Systems Financial
  Assistance, 9.375s, 2003                                3,950      4,546,213
Federal Agricultural Mortgage Corp.,
  7.02s, 1998                                             1,000      1,012,030
Federal Agricultural Mortgage Corp.,
  7.25s, 1999                                             2,000      2,046,240
Federal Agricultural Mortgage Corp.,
  7.63s, 2001                                             6,000      6,280,320
Federal Agricultural Mortgage Corp.,
  6.417s, 2003                                            2,986      2,942,129
Federal Agricultural Mortgage Corp.,
  8.07s, 2006                                             1,000      1,092,340
Federal Home Loan Bank,
  4.25s, 1997                                             7,000      6,959,540
Federal Home Loan Mortgage Corp.,
  8.5s, 2022                                                 32         32,786
Federal Home Loan Mortgage Corp.,
  9s, 2001 - 2021                                         2,160      2,260,277
Federal National Mortgage
  Association, 7s, 2026                                   8,080      7,900,319
Federal National Mortgage
  Association, 7.268s, 2020                               1,301      1,303,090
Federal National Mortgage
  Association, 7.27s, 2005                                6,124      6,078,217
Federal National Mortgage
  Association, 8s, 2005 - 2023                            8,810      9,131,165
Federal National Mortgage
  Association, 8.25s, 2001                                3,945      3,958,507
Federal National Mortgage
  Association, 8.5s, 2001 - 2006                          1,266      1,317,041
Federal National Mortgage
  Association, 9s, 2006 - 2007                            2,938      3,064,255
Financing Corp., 9.4s, 2018                               4,845      6,086,531
Financing Corp., 9.8s, 2018                               5,600      7,275,632
North Pacific Fishing, 5.9s, 2006                         3,650      3,572,681
Private Export Funding Corp.,
  8.4s, 2001                                              3,000      3,234,480
Private Export Funding Corp.,
  6.24s, 2002                                             8,000      7,916,480
Resolution Funding Corp.,
  8.875s, 2020                                            6,000      7,303,140
U.S. Department of Housing & Urban
  Development, 6.83s, 2003                                8,025      8,148,505
U.S. Department of Housing & Urban
  Development, 6.92s, 2004                                4,525      4,605,092
                                                                  ------------
  Total U.S. Federal Agencies (Identified Cost,
    $122,425,781)                                                 $122,978,960
                                                                  ------------

U.S. Government Guaranteed -- 65.0%
Government National Mortgage Association -- 31.3%
GNMA, 6.5s, 2023 - 2026                            $     13,614   $ 12,984,216
GNMA, 7s, 2022 - 2026                                    27,081     26,488,705
GNMA, 7.5s, 2008 - 2026                                  48,485     48,589,592
GNMA, 8s, 2022 - 2026                                    24,489     24,979,158
GNMA, 9s, 2017 - 2023                                     6,706      6,936,998
GNMA, 12.25s, 2015                                           16         18,180
                                                                  ------------
                                                                  $119,996,849
                                                                  ------------

                                                  Principal Amount
Issuer                                           (000 Omitted)         Value
Small Business Administration -- 3.0%
SBA, 8.2s, 2005                                  $      1,636   $  1,722,462
SBA, 8.4s, 2007                                           636        670,685
SBA, 8.7s, 2009                                         3,765      4,038,953
SBA, 9.05s, 2009                                          618        666,806
SBA, 9.65s, 2007 - 2010                                 1,876      2,066,734
SBA, 10.05s, 2009                                         861        960,886
SBA, 10.1s, 2009                                        1,301      1,443,563
                                                                ------------
                                                                $ 11,570,089
                                                                ------------
U.S. Treasury Obligations -- 29.0%
U.S. Treasury Notes, 5.375s, 1998                $      3,700   $  3,680,908
U.S. Treasury Notes, 6.125s, 1998                       6,000      6,029,040
U.S. Treasury Notes, 9.25s, 1998                       19,250     20,251,577
U.S. Treasury Notes, 5.875s, 1999                       9,200      9,191,352
U.S. Treasury Notes, 6.75s, 1999 -
  2000                                                 24,750     25,193,647
U.S. Treasury Notes, 9.125s, 1999                      10,950     11,701,061
U.S. Treasury Bonds, 12s, 2013                          6,500      9,298,055
U.S. Treasury Bonds, 9s, 2018                           4,000      5,019,360
U.S. Treasury Bonds, 8.125s, 2019                       7,175      8,299,466
U.S. Treasury Bonds, 8.75s, 2020                       10,000     12,310,900
                                                                ------------
                                                                $110,975,366
                                                                ------------
Other -- 1.7%
Bay Transportation Corp., 7.3s, 2021             $      5,345   $  5,438,538
U.S. Department of Veterans Affairs,
  7.75s, 2014                                           1,000        995,620
                                                                ------------
                                                                $  6,434,158
                                                                ------------
  Total U.S. Government Guaranteed (Identified
    Cost, $247,827,741)                                         $248,976,462
                                                                ------------
Repurchase Agreement -- 1.7%
Investments in repurchase agreements
  with Goldman Sachs, in a joint
  trading account ($6,399,000 par)
  dated 12/31/96, total to be
  received by the Fund, $6,401,346,
  collateralized by various U.S.
  Treasury and Federal Agency
  Obligations (with $64,464,000 par
  and valued at $65,488,003), at
  cost                                           $  6,399,000   $  6,399,000
                                                                ------------
  Total Investments
    (Identified Cost, $376,652,522)                             $378,354,422
Other Assets,
  Less Liabilities -- 1.2%                                         4,752,488
                                                                ------------
  Net Assets -- 100.0%                                          $383,106,910
                                                                ============

          See portfolio footnotes and notes to financial statements



Portfolio of Investments -- December 31, 1996
High Yield Series
Non-Convertible Bonds -- 90.1%
                                                       Principal Amount
Issuer                                                   (000 Omitted)     Value
Aerospace -- 0.8%
BE Aerospace, Inc., 9.875s, 2006                           $  975     $1,023,750
CHC Helicopter Corp., 11.5s, 2002                             550        561,000
                                                                      ----------
                                                                      $1,584,750
                                                                      ----------
Airlines -- 2.0%
Airplane Pass-Thru Trust,
  10.875s, 2019                                            $  700     $  768,250
Continental Airlines, Inc.,
  11.75s, 1995**                                              700            70
K & F Industries, Inc.,
  10.375s, 2004                                             1,350      1,424,250
MOOG, Inc., 10s, 2006                                       1,700      1,785,000
                                                                      ----------
                                                                      $3,977,570
                                                                      ----------
Automotive -- 2.5%
Exide Corp., 10s, 2005                                     $1,200     $1,245,000
Harvard Industries, Inc., 12s, 2004                           275        237,875
Harvard Industries, Inc., 11.125s, 2005                       925        767,750
Hayes Wheels International, Inc.,
  11s, 2006                                                 1,850      2,018,813
Motors & Gears, Inc., 10.75s,
  2006##                                                      675        695,250
                                                                      ----------
                                                                      $4,964,688
                                                                      ----------
Building -- 4.4%
American Standard, Inc., 10.5s, 2005                       $2,275     $2,115,750
Building Materials Corp., 11.75s, 2004                      2,250      1,946,250
Building Materials Corp.,
  8.625s, 2006##                                              200        199,500
Lone Star Industries, Inc., 10s, 2003                         850        863,812
Nortek, Inc., 9.875s, 2004                                  1,700      1,717,000
UDC Homes, Inc., 12.5s, 2000                                    7          3,644
USG Corp., 9.25s, 2001                                      1,700      1,810,500
                                                                      ----------
                                                                      $8,656,456
                                                                      ----------
Cellular Telephones -- 0.9%
Millicom International Cellular
  Communications, 13.5s, 2006                              $1,800     $1,116,000
Rogers Cantel, Inc., 9.375s, 2008                             600        630,000
                                                                      ----------
                                                                      $1,746,000
                                                                      ----------
Chemicals -- 2.9%
Harris Chemical North America, Inc.,
  10.25s, 2001                                            $ 1,000     $1,038,750
Indspec Chemical Corp., 11.5s, 2003                           800        722,000
NL Industries, Inc., 11.75s, 2003                           1,855      1,966,300
UCC Investors Holdings, Inc.,
  10.5s, 2002                                               1,350      1,471,500
UCC Investors Holdings, Inc.,
  12s, 2005                                                   500        430,000
                                                                      ----------
                                                                      $5,628,550
                                                                      ----------
Consumer Goods and Services -- 9.9%
Consolidated Cigar Corp.,
  10.5s, 2003                                            $   250      $  261,250
E & S Holdings Corp., 10.375s,
  2006##                                                   1,775       1,841,562

                                          Principal Amount
Issuer                                     (000 Omitted)       Value
Consumer Goods and Services -- continued
FoodBrands America, Inc.,
  10.75s, 2006                                $1,600    $  1,680,000
Genmar Holdings, Inc., 13.5s, 2001               500         485,000
International Semi-Tech
  Microelectronics, Inc., 11.5s, 2003          1,050         677,250
Iron Mountain, Inc., 10.125s, 2006             1,300       1,378,000
Pierce Leahy Corp., 11.125s, 2006              1,450       1,584,125
Reeves Industries, Inc., 11s, 2002             1,580       1,508,900
Remington Arms, Inc., 9.5s, 2003##               850         716,125
Revlon, Inc., 10.5s, 2003                      1,780       1,869,000
Samsonite Corp., 11.125s, 2005                 2,050       2,244,750
Sealy Corp., 9.5s, 2003                        2,050       2,070,500
Westpoint Stevens, Inc.,
  9.375s, 2005                                 3,075       3,167,250
                                                        ------------
                                                        $ 19,483,712
                                                        ------------
Containers -- 4.6%
Atlantis Group, Inc., 11s, 2003               $  900    $    913,500
Calmar, Inc., 11.5s, 2005                      1,300       1,347,125
Ivex Packaging Corp., 12.5s, 2002              1,430       1,547,975
Owens-Illinois, Inc., 11s, 2003                  450         500,625
Owens-Illinois, Inc., 9.95s, 2004              1,800       1,908,000
Silgan Corp., 11.75s, 2002                     1,570       1,672,050
U.S. Can Corp., 10.125s, 2006##                1,000       1,051,250
                                                        ------------
                                                        $  8,940,525
                                                        ------------
Corporate Asset Backed -- 0.2%
Merrill Lynch Mortgage Investors,
  Inc., 8.1421s, 2022+                        $  500    $    420,313
                                                        ------------
Electronics -- 0.4%
Clark Schwebel, Inc., 10.5s, 2006             $ 800     $    848,000
                                                        ------------
Entertainment -- 0.9%
Albritton Communications Corp.,
  11.5s, 2004                                 $ 600     $    636,000
Cinemark USA, Inc., 9.625s, 2008               1,000       1,000,000
Marvel Holdings, Inc., 9.125s, 1998            1,425         213,750
                                                        ------------
                                                        $  1,849,750
                                                        ------------
Food and Beverage Products -- 2.8%
Coca Cola Bottling Group Southwest,
  Inc., 9s, 2003                              $  250    $    254,375
Delta Beverage Group, Inc.,
  9.75s, 2003##                                  550         563,750
Keebler Corp., 10.75s, 2006##                    700         764,750
PMI Acquisition Corp., 10.25s, 2003            1,250       1,275,000
Specialty Foods Corp., 10.25s, 2001            1,550       1,433,750
Texas Bottling Group, Inc., 9s, 2003           1,250       1,265,625
                                                        ------------
                                                        $  5,557,250
                                                        ------------
Forest and Paper Products -- 3.3%
Gaylord Container Corp., 12.75s, 2005         $3,025    $  3,342,625
Pacific Lumber Co., 10.5s, 2003                1,400       1,421,000
Specialty Paperboard, Inc., 9.375s,
  2006##                                         400         401,000
Stone Container Corp., 10.75s, 2002            1,195       1,259,231
                                                        ------------
                                                        $  6,423,856
                                                        ------------
Machinery -- 0.4%
AGCO Corp., 8.5s, 2006                        $  700    $    718,375
                                                        ------------
Medical and Health Products -- 0.3%
Quest Diagnostics, Inc.,
  10.75s, 2006                                $  500    $    525,000
                                                        ------------
Medical and Health Technology and Services -- 3.7%
Beverly Enterprises, Inc., 9s, 2006         $1,900      $  1,909,500
Genesis Health Ventures, Inc., 9.75s,
  2005                                       1,500         1,575,000
Quorum Health Group, 8.75s, 2005             1,500         1,537,500
Tenet Healthcare Corp.,
  10.125s, 2005                              1,750         1,938,125
Unilab Corp., 11s, 2006                        325           219,375
                                                        ------------
                                                        $  7,179,500
                                                        ------------
Oil Services -- 4.9%
AmeriGas Partners, LP,
  10.125s, 2007                             $1,600      $  1,686,000
Clark USA, Inc., 10.875s, 2005               1,300         1,345,500
Falcon Drilling, Inc., 8.875s, 2003            950           969,000
Ferrell Gas LP, 10s, 2001                    1,200         1,254,000
Giant Industries, Inc., 9.75s, 2003          1,950         2,018,250
Mesa Operating Co., 10.625s, 2006            2,200         2,387,000
                                                        ------------
                                                        $  9,659,750
                                                        ------------
Oils -- 0.6%
Gulf Canada, 9.25s, 2004                    $1,150      $  1,216,125
                                                        ------------
Printing and Publishing -- 0.7%
Day International Group, Inc.,
  11.125s, 2005                             $  90       $    949,500
Golden Books Publishing, Inc., 7.65s,
  2002                                        400            348,000
                                                        ------------
                                                        $  1,297,500
                                                        ------------
Restaurants and Lodging -- 6.1%
Aztar Corp., 11s, 2002                     $  800       $    774,000
Boomtown, Inc., 11.5s, 2003                   375            394,687
Coast Hotels & Casinos, Inc.,
  13s, 2002                                   600            662,250
Eldorado Resorts LLC, 10.5s,
  2006##                                    1,700          1,795,625
Four Seasons Hotels, Inc., 9.125s,
  2000##                                    1,100          1,130,250
Grand Casinos, Inc., 10.125s, 2003          1,800          1,809,000
Griffin Gaming & Entertainment, Inc.,
  0s, 2000                                    300            294,000
Harrah's Jazz Co., 14.25s, 2001               650            319,313
Harvey's Casinos Resorts,
  10.625s, 2006                               650            695,500

                                                Principal Amount
Issuer                                             (000 Omitted)       Value
Restaurants and Lodging -- continued
Red Roof Inns, Inc., 9.625s, 2003                     $1,400     $ 1,400,000
Sam Houston Race Park, Inc.,
  11s, 2001**                                            168          67,317
Santa Fe Hotel, Inc., 11s, 2000                          745         547,575
Station Casinos, Inc., 9.625s, 2003                    2,000       1,990,000
                                                                 -----------
                                                                 $11,879,517
                                                                 -----------
Special Products and Services -- 8.4%
AAF-Mcquay, Inc., 8.875s, 2003                        $1,400     $ 1,396,500
Buckeye Cellulose Corp., 8.5s, 2005                      850         850,000
Central Transport Rental Finance
  Corp., 9.5s, 2003                                      700         661,773
Fairfield Manufacturing Corp.,
  11.375s, 2001                                          450         470,250
Haynes International, Inc., 11.625s,
  2004                                                 1,700       1,793,500
Howmet Corp., 10s, 2003                                1,000       1,100,000
IMO Industries, Inc., 11.75s, 2006                     1,825       1,697,250
Interlake Corp., 12s, 2001                               600         642,000
Interlake Corp., 12.125s, 2002                         1,950       2,018,250
Interlake Revolver, "B", 8.375s,
  1997##                                                 194         191,591
International Knife & Saw, Inc.,
  11.375s, 2006##                                      1,000       1,032,500
Mettler Toledo Inc., 9.75s, 2006                         300         315,000
Polymer Group, Inc., 12.25s, 2002                      1,084       1,184,270
Synthetic Industries, Inc., 12.75s,
  2002                                                 1,850       2,039,625
Thermadyne Industries Holdings Corp.,
  10.25s, 2002                                           350         358,750
Thermadyne Industries Holdings Corp.,
  10.75s, 2003                                           800         824,000
                                                                 -----------
                                                                 $16,575,259
                                                                 -----------
Steel -- 4.7%
AK Steel Corp., 9.125s, 2006##                        $  475     $   488,062
Algoma Steel, Inc., 12.375s, 2005                      1,200       1,296,000
Armco, Inc., 11.375s, 1999                               700         724,500
Carbide/Graphite Group, Inc., 11.5s,
  2003                                                   250         271,250
Commonwealth Aluminum Corp., 10.75s,
  2006                                                 1,175       1,210,250
Gulf States Steel, Inc., 13.5s, 2003                     225         213,750
Jorgensen (Earle M.) Co., 10.75s,
  2000                                                 1,025       1,045,500
Kaiser Aluminum & Chemical Corp.,
  9.875s, 2002                                         1,400       1,435,000
Kaiser Aluminum & Chemical Corp.,
  12.75s, 2003                                           450         483,750
WCI Steel, Inc., 10s, 2004##                           2,000       2,040,000
                                                                 -----------
                                                                 $ 9,208,062
                                                                 -----------
Stores -- 3.2%
Finlay Enterprises, Inc., 12s, 2005                   $1,200     $ 1,026,000
Finlay Fine Jewelry, 10.625s, 2003                     1,400       1,407,000
Jitney Jungle Stores America Inc.,
  12s, 2006                                            1,950       2,062,125
Lear Corp., 9.5s, 2006                                   800         864,000
Parisian, Inc., 9.875s, 2003                           1,000       1,010,000
                                                                 -----------
                                                                 $ 6,369,125
                                                                 -----------
Supermarkets -- 4.1%
Carr-Gottstein Foods Co., 12s, 2005                  $  400      $   427,000
Dominick's Finer Foods Co., 10.875s,
  2005                                                1,300        1,439,750
Fleming Cos., Inc., 10.625s, 2001                       300          304,500
Grand Union Co., 12s, 2004                            1,400        1,477,000
Pathmark Stores, Inc., 9.625s, 2003                   1,400        1,340,500
Ralph's Grocery Co., 10.45s, 2004                     1,350        1,436,063
Smiths Food & Drug Centers, 11.25s,
  2007                                                1,200        1,326,000
Star Market, Inc., 13s, 2004                            200          225,000
                                                                 -----------
                                                                 $ 7,975,813
                                                                 -----------
Telecommunications -- 17.2%
American Radio Systems Corp., 9s,
  2006                                               $1,950      $ 1,911,000
Bell Cablemedia PLC, 11.875s, 2005                    1,250        1,003,125
Brooks Fiber Properties, Inc.,
  10.875s, 2006                                         550          352,000
Brooks Fiber Properties, Inc.,
  11.875s, 2006##                                     1,250          796,875
Cablevision Systems Corp.,
  9.25s, 2005                                         1,100        1,089,000
Charter Communications Southeast LP,
  11.25s, 2006                                        1,000        1,045,000
Colt Telecom Group PLC, 12s, 2006                     1,300          770,250
Comcast Corp., 9.375s, 2005                           1,400        1,452,500
Diamond Cable Communications Corp.,
  11.75s, 2005                                        1,200          864,000
EchoStar Communications Corp.,
  12.875s, 2004                                         575          472,937
EchoStar Satellite Broadcasting
  Corp., 13.125s, 2004                                1,200          909,000
Falcon Holdings Group, Inc.,
  11s, 2003                                           1,074          961,055
Granite Broadcasting Corp., 10.375s,
  2005                                                  850          871,250
ICG Holdings Inc., 12.5s, 2006                        1,700        1,100,750
Intermedia Capital Partners LP,
  11.25s, 2006##                                        175          182,875
Jones Intercable, Inc., 9.625s, 2002                    550          577,500
Jones Intercable, Inc., 11.5s, 2004                     100          108,625
Jones Intercable, Inc., 10.5s, 2008                   1,000        1,080,000

                                                Principal Amount
Issuer                                             (000 Omitted)       Value
Telecommunications -- continued
Lodgenet Entertainment Corp., 10.25s,
  2006##                                           $   475          $    475,000
Marcus Cable Operating Co., 13.5s, 2004                875               717,500
MFS Communications, Inc., 8.875s, 2006               2,700             1,964,250
Mobile Telecommunication Technologies
  Corp., 13.5s, 2002                                   550               550,000
Mobilemedia Communications, Inc.,
  10.5s, 2003                                          850               178,500
Newsquest Capital PLC, 11s, 2006##                   1,150             1,190,250
Newsquest Capital PLC, 11s, 2006##                     225               232,875
Paging Network, Inc., 8.875s, 2006                   1,900             1,809,750
Park Broadcasting, Inc., 11.75s, 2004                  800               940,000
Rifkin Acquisition Partners LP,
  11.125s, 2006                                        300               312,750
Rogers Cablesystems Ltd., 9.625s, 2002                 250               260,625
Rogers Cablesystems Ltd., 10.125s, 2012              1,150             1,193,125
Sprint Spectrum LP, 11s, 2006                          950             1,028,375
Sprint Spectrum LP, 12.5s, 2006                      2,050             1,399,125
Sygnet Wireless Inc, 11.5s, 2006                     1,000             1,025,000
Teleport Communications Group, Inc.,
  11.125s, 2007                                      3,450             2,363,250
USA Mobil Communication, Inc., 9.5s, 2004              250               237,500
Videotron Holdings PLC, 11s, 2005                    1,500             1,207,500
Western Wireless Corp., "A", 10.5s, 2007               900               943,875
                                                                    ------------
                                                                    $ 33,576,992
                                                                    ------------
Transportation -- 0.2%
Moran Transportation Co.,
  11.75s, 2004                                       $ 300          $    324,000
                                                                    ------------
  Total Non-Convertible Bonds
    (Identified Cost, $171,838,663)                                 $176,586,438
                                                                    ------------

Stocks -- 0.5%                                    Shares
U.S. Stocks -- 0.4%
Apparel and Textiles -- 0.2%
Ithaca Industries, Inc.*                           60,000           $    480,000
Building                                                            ------------
Atlantic Gulf Communities Corp.+*                      30           $        129
Consumer Goods and Services                                         ------------
Ranger Industries, Inc.*                            8,952           $      2,507
Entertainment -- 0.2%                                               ------------
Gillett Holdings, Inc.+*                            9,414           $    357,732
Sam Houston Race Park, Inc.*                           45                    225
                                                                    ------------
                                                                    $    357,957
                                                                    ------------
  Total U.S. Stocks                                                 $    840,593
Foreign Stocks -- 0.1%                                              ------------
United Kingdom -- 0.1%
Central Transport Rental Group PLC,
  ADR (Special Products and
  Services)*                                      343,751           $    128,907
                                                                    ------------
  Total Stocks
    (Identified Cost, $1,154,691)                                   $    969,500
                                                                    ------------
Preferred Stock -- 2.9%
Issuer                                                     Shares          Value
Consumer Goods and Services -- 0.3%
Renaissance Cosmetics, Inc., 14s+                             525   $    530,250
                                                                    ------------
Entertainment -- 1.2%
Time Warner, Inc., "K", 10.25s#,
  ##                                                        2,290   $  2,484,650
                                                                    ------------
Special Products and Services -- 0.8%
K-III Communications Corp., "B",
  11.625s#*                                                15,271   $  1,542,366
                                                                    ------------
Telecommunications -- 0.6%
Cablevision Systems Corp., 11.125s*                        13,130   $  1,178,418
                                                                    ------------
  Total Preferred Stock
    (Identified Cost, $5,193,807)                                   $  5,735,684
                                                                    ------------
Warrants
Oil Services
Crystal Oil Co., $0.10,*                                   36,780   $       --
Crystal Oil Co., $0.125, 1999*                             36,779           --
ICO, Inc.*                                                 25,000         16,250
                                                                    ------------
  Total Warrants
    (Identified Cost, $1,011)                                       $     16,250
                                                                    ------------
Short-Term Obligations -- 5.0%

                               Principal Amount
                                 (000 Omitted)
Federal Home Loan Bank, due
  1/02/97                                            $      5,875   $  5,874,143
Federal National Mortgage
  Association, due 1/13/97                                  3,900      3,893,136
                                                                    ------------
  Total Short-Term Obligations, at Amortized
    Cost                                                            $  9,767,279
                                                                    ------------
  Total Investments
    (Identified Cost, $187,955,451)                                 $193,075,151
Other Assets,
  Less Liabilities -- 1.5%                                             3,423,106
                                                                    ------------
  Net Assets -- 100.0%                                              $196,498,257
                                                                    ============

          See portfolio footnotes and notes to financial statements

Portfolio of Investments -- December 31, 1996

Managed Sectors Series
Stocks -- 97.0%
Issuer                                                   Shares            Value
Energy -- 9.7%
BJ Services Co.*                                         74,800      $ 3,814,800
Camco International, Inc.                                75,000        3,459,375
Cooper Cameron Corp.*                                    71,000        5,431,500
Occidental Petroleum Corp.                              270,000        6,311,250
Tidewater, Inc.                                          85,000        3,846,250
Weatherford International, Inc.*                         97,300        2,919,000
                                                                     -----------
                                                                     $25,782,175
                                                                     -----------
Financial Services -- 3.7%
Advanta Corp., "B"                                       85,000      $ 3,474,375
Equitable of Iowa Cos                                   136,000        6,239,000
                                                                     -----------
                                                                     $ 9,713,375
                                                                     -----------
Leisure -- 18.4%
American Radio Systems Corp., "A"*                       38,600      $ 1,051,850
Argosy Gaming Corp.*                                     91,900          425,037
Harrah's Entertainment, Inc.*                           416,200        8,271,975
HFS, Inc.*                                               35,000        2,091,250
Host Marriott Corp.*                                    239,700        3,835,200
LIN Television Corp.*                                    53,600        2,264,600
Louisiana Quinta Inns, Inc.                             100,000        1,912,500
MGM Grand, Inc.*                                         68,000        2,371,500
Promus Hotel Corp.*                                     124,900        3,700,162
Showboat, Inc.                                           98,900        1,706,025
Telephone & Data Systems, Inc.                          588,000       21,315,000
                                                                     -----------
                                                                     $48,945,099
                                                                     -----------
Retail -- 4.0%
Gymboree Corp.*                                           4,000      $    91,500
Office Depot, Inc.*                                     300,000        5,325,000
Sears, Roebuck & Co.                                    106,300        4,903,088
Staples, Inc.*                                           18,400          332,350
                                                                     -----------
                                                                     $10,651,938
                                                                     -----------
Technology -- 34.8%
ADT Ltd.*                                               396,500      $ 9,069,937
Aerial Communications, Inc.*                            200,000        1,625,000
AirTouch Communications, Inc.*                           76,400        1,929,100
Analog Devices, Inc.*                                    86,400        2,926,800
Atmel Corp.*                                            160,000        5,300,000
Cabletron Systems, Inc.*                                150,700        5,010,775
Cisco Systems, Inc.*                                     20,000        1,272,500
Computer Associates International, Inc.                  85,000        4,228,750
Digital Equipment Corp.*                                180,000        6,547,500
Electronic Arts, Inc.*                                  173,400        5,191,162
Glenayre Technologies, Inc.*                            161,800        3,488,813
Intel Corp.                                             116,200       15,214,937
Loral Space & Communications Corp.*                     215,000        3,950,625
MCI Communications Corp.                                 87,000        2,843,813
Microsoft Corp.*                                         39,000        3,222,375
National Semiconductor Corp.*                           222,600        5,425,875
Oracle Systems Corp.*                                    45,000        1,878,750
Sun Microsystems, Inc.*                                 325,000        8,348,437
Sybase, Inc.*                                           117,000        1,952,438
VLSI Technology, Inc.*                                  138,000        3,294,750
                                                                     -----------
                                                                     $92,722,337
                                                                     -----------
Other -- 26.4%
AGCO Corp.                                              165,000      $ 4,723,125
Colgate-Palmolive Co.                                    38,000        3,505,500
Coventry Corp.*                                         475,000        4,401,172
Genesis Health Ventures, Inc.*                           70,000        2,178,750
HBO & Co.                                                23,000        1,365,625
HealthSource, Inc.*                                     335,000        4,396,875

Issuer                                                   Shares            Value

Other -- continued
HealthSouth Corp.*                                       98,000    $ 3,785,250
McDonnell-Douglas Corp.                                  63,000      4,032,000
Pacificare Health Systems, Inc.,
  "B"*                                                   56,000      4,774,000
Pharmacia & Upjohn, Inc.                                101,000      4,002,125
PowerGen PLC (United Kingdom)                           449,024      4,400,213
Rhone-Poulenc Rorer, Inc. (France)                       28,000      2,187,500
Spectrum Holobyte, Inc.*                                570,000      4,275,000
St. Jude Medical, Inc.*                                  78,500      3,346,062
Tyco International Ltd.                                 140,000      7,402,500
United Healthcare Corp.                                 163,300      7,348,500
Ventritex, Inc.*                                         34,600        852,025
Wisconsin Central Transportation
  Corp.*                                                 86,300      3,419,637
                                                                  ------------
                                                                  $ 70,395,859
                                                                  ------------
  Total Stocks
    (Identified Cost, $237,479,035)                               $258,210,783
                                             Principal Amount     ------------
                                                (000 Omitted)
Convertible Bonds -- 0.1%
Ventritex, Inc., 5.75s, 2001                             $   80   $    126,200
Spectrum Holobyte, Inc., 6.5s,
  2002##                                                    270        174,488
                                                                  ------------
  Total Convertible Bonds
     (Identified Cost, $350,000)                                  $    300,688
                                                                  ------------
Short-Term Obligations -- 3.2%
Federal National Mortgage Assn.,
  due 1/13/97                                           $ 3,000   $  2,994,720
Ford Motor Credit Corp., due
  1/02/97                                                 5,685      5,683,879
                                                                  ------------
  Total Short-Term Obligations, at Amortized
     Cost                                                         $  8,678,599
                                                                  ------------
  Total Investments
    (Identified Cost, $246,507,634)                               $267,190,070
Other Assets,
  Less Liabilities -- (0.3)%                                          (822,156)
                                                                  ------------
  Net Assets -- 100.0%                                            $266,367,914
                                                                  ============

            See portfolio notes and notes to financial statements

Portfolio of Investments -- December 31, 1996

MFS/Foreign & Colonial Emerging Markets
Equity Series
Stocks -- 82.9%
 Issuer                                                    Shares          Value
Argentina -- 3.0%
Banco de Galicia y Buenos Aires S.A
  de C.V., ADR (Banks and Credit Cos.)                        500      $  12,125
Perez Companc S.A. (Oil and Gas)                            3,000         21,094
Telefonica de Argentina, ADR
  (Utilities -- Telephone)                                    700         18,113
YPF Sociedad Anonima, ADR (Oil and
  Gas)                                                      1,900         47,975
                                                                       ---------
                                                                       $  99,307
                                                                       ---------
Brazil -- 11.4%
CEMIG (Utilities -- Electric)                           1,180,000      $  40,208
Centrais Eletricas Brasileiras S.A. --
  Eletrobras, Preferred, "B"
  (Utilities -- Electric)                                 125,000         46,443
Itausa Investimentos Itau S.A
  (Conglomerate)*                                          38,000         28,530
Petroleo Brasileiro S.A., Preferred
  (Oils)                                                  670,000        106,733
Telecomunicacoes Braileiras S.A
  (Utilities--Telephone)                                2,081,000        149,230
                                                                       ---------
                                                                       $ 371,144
                                                                       ---------
Chile -- 2.4%
Cia de Telecomunicaciones de Chile
  S.A., ADR (Telecommunications)                              400      $  40,450
Enersis S.A., ADR (Utilities --
  Electric)                                                 1,400         38,850
                                                                       ---------
                                                                       $  79,300
                                                                       ---------
China -- 2.1%
Huaneng Power International, Inc., ADR
  (Utilities -- Electric)*                                  1,100      $  24,750
Qingling Motors Co., "H" (Automotive)*                     40,000         22,110
Yizheng Chemical Fibre Co. Ltd.
  (Textiles)                                               92,000         22,364
                                                                       ---------
                                                                       $  69,224
                                                                       ---------
Colombia -- 1.5%
Banco Ganadero S.A., ADR (Financial
  Institutions)                                             1,800      $  47,475
                                                                       ---------
Egypt -- 3.7%
Commercial International Bank of Egypt
  (Banks and Credit Cos.)*                                  4,200      $  59,220
Suez Cement Co. S A E, GDR (Building
  Materials)##*                                             4,000         62,400
                                                                       ---------
                                                                       $ 121,620
                                                                       ---------
Hong Kong -- 5.3%
Cheung Kong Holdings Ltd. (Real
  Estate)                                                   7,000      $  62,225
HSBC Holdings PLC (Finance)                                 2,800         59,917
Swire Pacific Air Ltd., "A"
  (Transportation)*                                         5,500         52,447
                                                                       ---------
                                                                       $ 174,589
                                                                       ---------
India -- 6.6%
Bajaj Auto Ltd., GDR (Automotive)                           1,400      $  46,550
East India Hotels (Lodging)                                 2,500         58,750
Industrial Credit & Investment Corp.
  of India Ltd. (Financial
  Institutions)*                                            3,300         32,175
State Bank of India, GDR (Banks and
  Credit Cos.)*                                             3,000         52,110

 Issuer                                                    Shares          Value
India -- continued
Tata Engineering & Locomotive Co.
  Ltd. (Autos and Trucks)                                   2,600       $ 27,625
                                                                        --------
                                                                        $217,210
                                                                        --------
Israel -- 0.7%
Koors Industries Ltd., ADR
  (Conglomerate)                                              600       $ 10,200
Teva Pharmaceutical Industries
  Ltd., ADR (Pharmaceuticals)                                 250         12,562
                                                                        --------
                                                                        $ 22,762
                                                                        --------
Malaysia -- 6.9%
Genting Berhad (Entertainment)                              5,000       $ 34,456
Malayan Banking Berhad (Finance)                            4,000         44,356
Sime Darby Berhad (Holding Company)                        12,000         47,287
Sungei Way Holdings Berhad
  (Diversified Operations)                                 14,000         41,584
Tenaga Nasional Berhad (Utilities
  -- Electric)                                             12,000         57,505
                                                                        --------
                                                                        $225,188
                                                                        --------
Mexico -- 7.6%
Apasco S.A. (Building Materials)                            1,500       $ 10,294
Cemex S.A., "B" (Construction)                             10,000         36,027
Empresas ICA Sociedad Controladora
  S.A., ADR
  (Engineering/Construction)*                               1,300         19,013
Gruma S.A.,"B" (Food)*                                      3,000         18,300
Grupo Carso, "A1" (Conglomerate)                            9,000         47,693
Grupo Financiero Banamex, "B"
  (Finance)                                                 6,000         12,673
Kimberly-Clark de Mexico S.A. de
  C.V. (Forest and Paper Products)                          2,000         39,522
Telefonos de Mexico S.A. (Utilities
  -- Telephone)                                            40,000         65,980
                                                                        --------
                                                                        $249,502
                                                                        --------
Morocco -- 4.0%
ONA S.A. (Conglomerate)*                                    1,125       $ 67,072
Societe Nationale Dinvestiss
  (Conglomerate)                                            1,000         62,480
                                                                        --------
                                                                        $129,552
                                                                        --------
Pakistan -- 2.0%
Hub Power Co. Ltd., GDR (Utilities
  -- Electric)*                                             2,100       $ 41,474
Pakistan Telecommunications Corp.,
  GDR (Utilities-- Telephone)*                                400         24,000
                                                                        --------
                                                                        $ 65,474
                                                                        --------
Peru -- 2.5%
Compania de Minas Buenaventura, ADR
  (Mining)                                                  1,500       $ 25,311
Credicorp Ltd. (Holding Company)                            1,500         27,750
Telefonica del Peru S.A., ADR
  (Telecommunications)                                      1,500         28,313
                                                                        --------
                                                                        $ 81,374
                                                                        --------
Philippines -- 1.7%
Philippine National Bank (Banks and
  Credit Cos.)*                                             2,800       $ 33,321

Issuer                                                   Shares            Value
Philippines -- continued
Pilipino Telegraph & Telephone Corp.
  (Telecommunications)*                                  27,000      $    22,876
                                                                     -----------
                                                                     $    56,197
                                                                     -----------
Portugal -- 5.8%
Banco Espirito Santo e Comercial de
  Lisboa S.A. (Banks and Credit Cos.)                     1,743      $    30,677
Banco Totta e Acores (Finance)##                            588           11,092
Cimentos de Portugal S.A. (Building
  Materials)                                                600           12,920
Portugal Telecom S.A
  (Telecommunications)*                                   1,500           42,774
Telecel -- Comunicacaoes Pessoais
  S.A. (Cellular Telecommunications)*                     1,431           91,400
                                                                     -----------
                                                                     $   188,863
                                                                     -----------
Russia -- 4.1%
Lukoil Oil Co., ADR (Oil and Gas)                         1,100      $    50,050
Mosenergo, ADR (Utilities --
  Electric)##                                             1,200           36,360
Rostelecom, RDC (Telecommunications)*                   248,000
                                                                     -----------
                                                                     $   134,410
                                                                     -----------
South Africa -- 3.7%
Liberty Life Association of Africa
  Ltd. (Insurance)                                        1,500      $    37,612
Sasol Ltd. (Oils)*                                        3,900           46,290
South African Breweries Ltd.
  (Brewery)                                               1,500           38,012
                                                                     -----------
                                                                     $   121,914
                                                                     -----------
South Korea -- 1.3%
New Korea Trust (Finance)*                                4,000      $    41,000
                                                                     -----------
Taiwan -- 2.2%
Taipei Fund (Financial Services)*                             8      $    72,000
                                                                     -----------
Thailand -- 2.2%
Siam Cement Public Co. Ltd. (Building
  Materials)                                                900      $    28,213
TelecomAsia Corp. Ltd. (Utilities --
  Telephone)*                                            21,000           43,806
                                                                     -----------
                                                                     $    72,019
                                                                     -----------
Venezuela -- 2.2%
Compania Anonima Nacional Telefonos
  de Venezuela, ADR
  (Telecommunications)*                                   2,600      $    73,124
                                                                     -----------
  Total Stocks
    (Identified Cost, $2,670,502)                                    $ 2,713,248
Warrants                                                             -----------
Sungei Way Holdings Berhad
  (Diversified Operations)*                               1,400      $     1,491
                                                                     -----------
Short-Term Obligation -- 19.9%

                   Principal Amount
                    (000 Omitted)
Federal Home Loan Bank, due
  1/02/97, at Amortized Cost                               $650      $   649,906
                                                                     -----------
  Total Investments (Identified Cost, $ 3,320,408)                   $ 3,364,645
Other Assets,
  Less Liabilities -- (2.8)%                                            (93,208)
                                                                     -----------
  Net Assets -- 100.0%                                               $ 3,271,437
                                                                     ===========

          See portfolio footnotes and notes to financial statements

Portfolio of Investments -- December 31, 1996
MFS/Foreign & Colonial International Growth Series
Stocks -- 84.9%

Issuer                                                     Shares          Value
Broken Hill Proprietary (Mining)                            3,528       $ 50,185
Futuris Corp. Ltd. (Commercial
  Services)                                                45,798         62,530
                                                                        --------
                                                                        $112,715
                                                                        --------
Austria -- 1.0%
Boehler-Uddeholm AG (Steel)                                   440       $ 31,495
OMV AG (Oil and Gas)                                          200         22,555
                                                                        --------
                                                                        $ 54,050
                                                                        --------
Belgium -- 0.6%
Generale de Banque (Finance)                                  100       $ 35,865
                                                                        --------
Denmark -- 0.3%
Tele Danmark A/S (Telecommunications)                         300       $ 16,558
                                                                        --------
Finland -- 0.3%
Oy Tamro AB (Pharmaceuticals)##                             2,460       $ 16,410
                                                                        --------
France -- 5.2%
Accor (Lodging)                                               140       $ 17,736
Compagnie de St. Gobain (Building
  Materials)                                                  200         28,307
Credit Local de France (Finance)                              300         26,147
Filipacchi Medias (Publishing)                                100         22,271
Guilbert S.A. (Distributing)                                  140         27,401
IMETAL (Building Materials)                                   120         17,725
Lafarge-Coppee, Bearer Shares
  (Building Materials)                                        300         18,008
Legrand, Preference Shares
  (Electrical Equipment)                                      100         11,068
SEB S.A. (Household Goods)                                    100         19,610
Societe Nationale Elf Aquitaine
  (Oils)                                                      300         27,322
Strafor-Facom S.A. (Office Equipment)                         260         19,252
TOTAL S.A., "B" (Oils)                                        200         16,275
Union des Assurances Federales S.A
  (Insurance)                                                 300         37,023
                                                                        --------
                                                                        $288,145
                                                                        --------
Germany -- 5.2%
Bayer AG (Chemicals)                                          600       $ 24,491
Berentzen Gruppe AG (Beverages)                               888         33,477
Buderus AG (Manufacturing)                                     60         29,639
Deutsche Telekom AG (Utilities --
  Telephone)*                                               2,375         50,094
Fresenius AG (Medical Supplies)                               160         33,071
Mannesmann AG (Diversified Machinery)                          50         21,677
Siemens AG (Electrical Equipment)                             500         23,562
VEBA AG (Oil and Gas)                                         500         28,924
Volkswagen AG (Automobiles)                                   100         41,599
                                                                        --------
                                                                        $286,534
                                                                        --------
Hong Kong -- 4.2%
Associated International Hotels
  (Lodging)                                                60,000       $ 44,996
Cheung Kong Holdings Ltd. (Real
  Estate)                                                   5,000         44,447
Dah Sing Financial Group (Banks)                           12,000         48,720
Li & Fung Ltd. (Toys)                                      52,000         46,056
Swire Pacific Air Ltd., "A"
  (Transportation)                                          5,000         47,679
                                                                        --------
                                                                        $231,898
                                                                        --------

Stocks -- 84.9%

Issuer                                                     Shares          Value

Italy -- 1.5%
Industrie Natuzzi S.p.A., ADR
  (Furniture)                                               1,400       $ 32,200
Italgas (Utilities -- Gas)                                  5,300         22,115
Telecom Italia S.p.A
  (Telecommunications)                                     10,000         25,951
                                                                        --------
                                                                        $ 80,266
                                                                        --------
Japan -- 34.1%
Aeon Credit Service Co. Ltd.
  (Financial Services)                                      1,000       $ 62,230
Aiphone Co. Ltd. (Telecommunications)                       2,000         39,758
ALBIS Co. Ltd. (Food)                                       3,000         35,782
Ariake Japan Co. Ltd. (Food)                                1,000         32,152
Canon, Inc. (Consumer Goods)                                3,000         66,379
Chofu Seisakusho Co. (Machines)                             1,100         22,818
Dai-Ichi Kangyo Bank Ltd. (Banks)                           2,000         28,868
Daimei Telecom Engineer Corp.
  (Telecommunications)                                      3,000         22,688
Daiwa Industries Co. Ltd.
  (Distributor)                                             2,000         15,212
DDI Corp. (Telecommunications)                                  8         52,965
Diamond Computer Service Co.
  (Computers -- Software)                                   2,000         31,806
Exedy Corp. (Automotive Parts)                              3,000         37,338
Fujisawa Pharmaceuticals
  (Pharmaceuticals)                                        11,000         98,877
Fukuda Denshi (Electronics)                                 2,000         44,079
Hitachi Zosen Tomioka (Automotive)                          9,000         35,004
Homac Corp. (Retail)                                        1,000         18,150
Industrial Bank of Japan (Finance)                          3,000         52,118
Itariyard Co. Ltd. (Textiles)                               1,000         27,053
Ito-Yokado Co. Ltd. (Retail)                                1,000         43,561
Kasumi Convenience Networks (Retail)                        1,000          8,479
Kato Denki (Retail)                                         1,000         10,977
Kyocera Corp. (Electronics)                                 2,000        124,806
Mandom (Cosmetics)                                          2,000         30,078
Marubeni Corp. (Distribution/
  Wholesale)                                               14,000         60,259
Matsuda Sangyo Co. Ltd. (Food)                              1,000         25,843
Mitsubishi Estate Co. Ltd. (Real
  Estate)                                                   4,000         41,141
Mitsubishi Heavy Industries Ltd.
  (Aerospace/Defense)                                       6,000         47,710
Miura Co. (Machines)                                        2,000         25,410
NAC Co. Ltd. (Commercial Services)                          2,000         43,215
Nichiha (Building and Construction)                         2,000         35,436
Nippon Yusen Kabushiki Kaish
  (Transportation -- Marine)                               11,000         49,818
Nissha Printing Co. (Manufacturing)                         2,000         19,015
NKK Corp. (Steel)                                          19,000         42,861
Nomura Securities Co. Ltd. (Finance)                        2,000         30,078
Oi Electric Co. (Electronics)                               3,000         38,634
Oji Paper Co. Ltd. (Paper Products)                         7,333         46,457
Omron Corp. (Electronics)                                   3,000         56,525


Japan -- continued
Pioneer Electronic Corp.
  (Electronics)*                                           3,000      $   57,303
Ricoh Co. Ltd. (Office/Business
  Equipment)                                               8,000          91,962
Sanshin Electronics Co. Ltd.
  (Electronics)                                            2,000          27,139
Sato Corp. (Machines)                                      2,000          39,067
Sawai Pharmaceutical Co. Ltd.
  (Pharmaceuticals)                                        1,000          11,927
Sawako Corp. (Engineering/
  Construction)                                            1,000          19,879
Seiyo Food Systems (Restaurants)                           3,000          26,707
Sodick Co. (Electrical Equipment)*                         2,000          16,595
Sundrug Co. Ltd. (Retail)                                  1,000          33,276
TKC Corp. (Computer Software and
  Services)                                                1,100          26,145
Tsukishima Kikai (Machines)                                1,000          16,508
Yaoko Co. (Retail)                                         1,000          15,990
                                                                      ----------
                                                                      $1,886,078
                                                                      ----------
Malaysia -- 1.7%
Malayan Banking Berhad (Finance)                           4,600      $   51,010
Malaysian Industrial Development
  Finance Berhad (Finance)                                24,000          44,673
                                                                      ----------
                                                                      $   95,683
                                                                      ----------
Netherlands -- 4.0%
ABN Amro Holdings N.V. (Finance)                             400      $   26,040
Ahrend Groep N.V. (Furniture)                                540          30,118
Akzo Nobel (Chemicals)*                                      100          13,668
Grolsch N.V. (Brewery)                                       540          20,955
Hagemeyer N.V. (Distributing)                                300          23,995
Royal Dutch Petroleum Co. (Oils)                             200          35,085
Stork N.V. (Machinery)                                       980          34,566
Vendex International N.V. (Retail)                           700          29,961
                                                                      ----------
                                                                      $  214,388
                                                                      ----------
Singapore -- 1.7%
Overseas-Chinese Banking Corp. Ltd.
  (Finance)                                                4,000      $   49,757
Wing Tai Holdings Ltd. (Holding
  Company)                                                16,000          45,753
                                                                      ----------
                                                                      $   95,510
                                                                      ----------
Spain -- 0.7%
Repsol S.A. (Oils)                                           400      $   15,339
Telefonica de Espana (Utilities --
  Telephone)                                               1,100          25,537
                                                                      ----------
                                                                      $   40,876
                                                                      ----------
Sweden -- 3.5%
Autoliv AB (Automotive)                                      660      $   28,957
Enator AB (Computer Services)*                             1,400          35,848
Ericsson LM, "B" (Telecommunications)                      1,000          30,961
Munksjo AB (Forest and Paper
  Products)                                                2,380          24,097
Nobel Biocare AB (Medical Supplies)                        1,020          17,960
PLM AB (Packaging and Containers)                          1,160          20,085
Sparbanken Sverige AB (Banks)                              1,000          17,168
Volvo AB, "B" (Automobiles)                                  900          19,875
                                                                      ----------
                                                                      $  194,951
                                                                      ----------
Switzerland -- 3.6%
Fotolabo S.A. (Leisure)                                      120      $   46,637

Issuer                                                    Shares           Value
Switzerland -- continued
Kuoni Reisen Holdings AG (Travel
  Services)                                                   14      $   34,006
Lindt & Spruengli AG (Food)                                    2          36,173
Nestle AG, Registered Shares (Food
  and Beverage Products)                                      20          21,480
Novartis AG (Pharmaceuticals)*                                30          34,372
Roche Holdings AG (Pharmaceuticals)                            3          23,352
                                                                      ----------
                                                                      $  196,020
                                                                      ----------
United Kingdom -- 15.3%
Allied Domecq PLC (Food and Beverage
  Products)                                                2,800      $   21,970
Asda Property Holdings PLC (Real
  Estate)                                                  8,240          22,869
BAT Industries PLC (Tobacco)                               3,500          29,022
Blick PLC (Electrical)                                     2,480          14,955
British Gas PLC (Utilities -- Gas)*                        6,800          26,095
British Telecommunications PLC
  (Telecommunications)                                     4,000          27,069
BTR PLC (Holding Company)                                  5,000          24,413
Bullough PLC (Manufacturing)                              10,620          13,282
Caradon PLC (Holding Company)                              5,200          21,381
Carlton Communicatons PLC
  (Broadcasting)                                           1,900          16,653
Courtaulds Textiles PLC (Textiles)                         2,300           8,748
Dalgety PLC (Food Products)                                3,900          24,254
David Brown Group PLC
  (Engineering/Construction)                               4,720          17,871
Devro International PLC (Food)                             5,060          23,319
Forth Ports PLC (Harbor
  Transportation Services)                                 5,100          53,997
General Accident PLC (Insurance)                           2,000          26,178
Glaxo Wellcome PLC (Pharmaceuticals)                       1,600          26,041
Hazlewood Foods PLC (Food)                                 8,220          14,998
Inchcape PLC (Commercial Services)                         4,600          21,357
Independent Insurance Group PLC
  (Insurance)                                              2,720          27,820
Johnson Matthey PLC (Metals)                               2,300          21,751
Land Securities PLC (Real Estate)                          2,000          25,561
London Electricity PLC (Utilities --
  Electric)                                                2,100          24,482
Marley PLC (Building Materials)                            7,820          16,813
Meggitt Holdings PLC (Engineering)                        10,200          17,824
National Westminster (Finance)                             1,700          19,979
Nelson Hurst PLC (Insurance)                               5,240          13,555
Peninsular & Oriental Steam
  Navigation Co. (Transportation --
  Marine)                                                  1,600          16,200
RJB Mining PLC (Mining)                                    2,640          19,303
Roxboro Group PLC (Manufacturing)                          4,100          13,697
Sainsbury (J.) PLC (Retail)                                3,400          22,542
Scapa Group PLC (Building Materials)                       4,800          20,188
Serco Group PLC (Commercial Services)                      2,100          24,213
Shell Transport & Trading Co. PLC
  (Oil and Gas)                                            1,500          26,006
SIG PLC (Building Materials)                               5,900          24,360
Smith (W.H.) Group PLC (Retail)                            1,500          10,999
T & S Stores PLC (Retail)                                  5,760          18,256
United Kingdom -- continued
Wagon Industrial Holdings PLC
  (Maufacturing)                                           3,640      $   18,770
Walker Greenbank PLC (Maufacturing)                       11,880          10,990
Wimpey (George) PLC (Construction)                         7,600          16,275
                                                                      ----------
                                                                      $  844,056
                                                                      ----------
  Total Stocks
    (Identified Cost, $4,604,164)                                     $4,690,003
                                                                      ----------
Short-Term Obligation -- 38.2%

                                             Principal Amount
                                                  (000 Omitted)
Federal Home Loan Bank, due
  1/02/97, at Amortized Cost                           $2,110        $ 2,109,692
                                                                     -----------
  Total Investments
    (Identified Cost, $6,713,856)                                    $ 6,799,695
Other Assets,
Less Liabilities -- (23.1)%                                          (1,274,472)
                                                                     -----------
  Net Assets -- 100.0%                                               $ 5,525,223
                                                                     ===========

          See portfolio footnotes and notes to financial statements

Portfolio of Investments -- December 31, 1996
MFS/Foreign & Colonial International Growth and Income Series
Stocks -- 73.7%

Issuer                                                    Shares           Value
Australia -- 1.5%
Broken Hill Proprietary (Mining)                          23,276      $  331,099
Westpac Bank Corp. (Finance)                              37,400         212,567
                                                                      ----------
                                                                      $  543,666
                                                                      ----------
Austria -- 0.4%
OMV AG (Oil and Gas)                                       1,195      $  134,764
                                                                      ----------
Belgium -- 0.7%
Generale de Banque (Finance)                                 500      $  179,326
Solvay et Cie (Chemicals)                                    100          61,247
                                                                      ----------
                                                                      $  240,573
                                                                      ----------
France -- 5.0%
Accor (Lodging)                                            1,480      $  187,497
Compagnie de St. Gobain (Building
  Materials)                                               1,600         226,456
Credit Local de France (Finance)                           2,100         183,031
Credit Local de France (Finance)                             570          49,680
Eaux (Cie Generale) (Utilities --
  Water)                                                     660          81,832
Lafarge-Coppee, Bearer Shares
  (Building Materials)                                     3,120         187,284
Legrand, Preference Shares
  (Electrical Equipment)                                   1,820         201,442
Michelin (C.G.D.E.), "B" (Tire and
  Rubber)                                                  4,100         221,444
Societe Nationale Elf Aquitaine
  (Oils)                                                   2,200         200,359
TOTAL S.A., "B" (Oils)                                     3,220         262,021
                                                                      ----------
                                                                      $1,801,046
                                                                      ----------
Germany -- 5.6%
Bayer AG (Chemicals)                                      12,200      $  497,992
Deutsche Bank AG (Banks)                                     320          14,955
Deutsche Telekom AG (Utilities --
  Telephone)                                               4,745         100,081
Dresdner Bank AG (Banks)                                   5,100         152,818
Mannesmann AG (Diversified Machinery)                        700         303,477
Preussag AG (Metals/Hardware)                                200          45,304
Siemens AG (Electrical Equipment)                          5,600         263,893
VEBA AG (Oil and Gas)                                      6,190         358,083
Volkswagen AG (Stores)                                       640         266,233
                                                                      ----------
                                                                      $2,002,836
                                                                      ----------
Hong Kong -- 4.0%
Cheung Kong Holdings Ltd. (Real
  Estate)                                                 38,000      $  337,794
Hong Kong Electric Holdings Ltd.
  (Utilities -- Electric)                                 61,500         204,364
HSBC Holdings PLC (Finance)                                8,800         188,311
New World Development Co. (Real
  Estate)                                                 25,000         168,897
Swire Pacific Air Ltd., "A"
  (Transportation)                                        21,000         200,252
Wharf Holdings Ltd. (Real Estate)                         67,000         334,394
                                                                      ----------
                                                                      $1,434,012
                                                                      ----------
Italy -- 0.8%
Fiat S.p.A. (Automobiles)                                 21,340      $   64,515
Italgas (Utilities -- Gas)                                36,710         153,175
Telecom Italia S.p.A
  (Telecommunications)                                    20,450          53,070
                                                                      ----------
                                                                      $  270,760
                                                                      ----------

Issuer                                                   Shares            Value
Japan -- 28.7%
Asahi Chemical Industry Co. Ltd.
  (Chemicals)                                            54,000      $   306,171
Canon, Inc. (Consumer Goods and
  Services)                                              27,000          597,407
Dai-Ichi Kangyo Bank Ltd. (Banks)                        37,000          534,054
DDI Corp. (Telecommunications)                               82          542,887
Fujisawa Pharmaceuticals
  (Pharmaceuticals)                                      40,000          359,550
Hitachi (Electronics)                                     6,000           56,007
Hitachi Zosen Tomioka (Automotive)                       79,000          307,260
Industrial Bank of Japan (Finance)                       23,000          399,568
Isetan Co. (Retail)                                      23,000          298,185
Ito-Yokado Co. Ltd. (Retail)                              9,000          392,048
Kajima Corp. (Engineering/
  Construction)                                          44,000          314,883
Kyocera Corp. (Electronics)                               9,000          436,819
Marubeni Corp. (Distribution/
  Wholesale)                                            116,000          499,291
Matsushita Electric Industrial Co.
  (Electrical Equipment)                                 16,000          261,366
Mitsubishi Estate Co. Ltd. (Real
  Estate)                                                32,000          329,127
Mitsubishi Heavy Industries Ltd.
  (Aerospace/Defense)                                    51,000          405,532
Mitsubishi Trust & Banking (Banks)                       14,000          187,554
Nippon Yusen Kabushiki Kaish
  (Transportation -- Marine)                             88,000          398,548
NKK Corp. (Steel)                                       149,000          336,119
Nomura Securities Co. Ltd. (Finance)                     23,000          345,895
Oji Paper Co. Ltd. (Paper Products)                      50,000          316,767
Omron Corp. (Electronics)                                39,000          734,831
Pioneer Electronic Corp.
  (Electronics)                                          33,000          630,337
Ricoh Co. Ltd. (Office/Business
  Equipment)                                             49,000          563,267
Sakura Bank Ltd. (Banks)                                  8,000           57,252
Tokyo Broadcasting System
  (Broadcasting)                                          3,000           45,895
Toyo Trust & Banking (Banks)                             54,000          436,387
                                                                     -----------
                                                                     $10,093,007
                                                                     -----------
Malaysia -- 1.4%
Genting Berhad (Entertainment)                           18,000      $   124,040
Malayan Banking Berhad (Finance)                         11,000          121,980
Petronas Gas Berhad (Oil and
  Gas)##                                                 33,000          137,228
Sime Darby Berhad (Holding Company)                      29,000          114,277
                                                                     -----------
                                                                     $   497,525
                                                                     -----------
Netherlands -- 4.3%
ABN Amro Holdings N.V. (Finance)                          3,340      $   217,431
Ahold Kon N.V. (Food -- Retail)                           2,100          131,356
Akzo Nobel (Chemicals)                                    1,460          199,560
Philips Electronics N.V
  (Manufacturing)                                         3,950          160,141
Royal Dutch Petroleum Co. (Oils)                            400           70,173
Vendex International N.V. (Retail)                        7,300          312,447

Issuer                                                    Shares           Value
Netherlands -- continued

Verenigde Nederlandse
  Uitgeversbedrijven Verenigd Bezit
  (Publishing)                                            20,920      $  437,398
                                                                      $1,528,506
                                                                      ----------
Singapore -- 1.8%
City Developments Ltd. (Real Estate)                      22,000      $  198,170
Development Bank of Singapore Ltd.
  (Banks)                                                  9,000         121,604
Keppel Corp. Ltd. (Transportation --
  Marine)                                                 22,000         171,432
Overseas-Chinese Banking Corp. Ltd.
  (Finance)                                               12,100         150,515
                                                                      ----------
                                                                      $  641,721
                                                                      ----------
Spain -- 1.6%
Repsol S.A. (Oils)                                          5,490     $  210,520
Telefonica de Espana (Utilities --
  Telephone)                                               15,700        364,483
                                                                      ----------
                                                                      $  575,003
                                                                      ----------
Sweden -- 2.0%
Ericsson LM, "B" (Telecommunications)                       8,900     $  275,554
Sparbanken Sverige AB (Banks)                              10,200        175,114
Swedish Match AB (Tobacco)                                  3,480         12,255
Volvo AB, "B" (Automobiles)                                11,980        264,562
                                                                      ----------
                                                                      $  727,485
                                                                      ----------
Switzerland -- 2.8%
Nestle AG, Registered Shares (Food
  and Beverage Products)                                     250      $  268,498
Novartis AG (Pharmaceuticals)*                               150         171,861
Roche Holdings AG (Pharmaceuticals)                           45         350,280
Winterthur (Insurance)                                       340         196,682
                                                                      ----------
                                                                      $  987,321
                                                                      ----------
United Kingdom -- 13.1%
Allied Domecq PLC (Food and Beverage
  Products)                                                31,400     $  246,379
Bass PLC (Brewery)                                          2,970         41,825
BAT Industries PLC (Tobacco)                               25,800        213,931
British Gas PLC (Utilities -- Gas)                         39,300        150,816
British Petroleum PLC (Oils)                               11,900        142,710
British Telecommunications PLC
  (Telecommunications)                                     35,070        237,324
BTR PLC (Holding Company)                                  58,740        286,805
Caradon PLC (Holding Company)                              47,600        195,716
Carlton Communicatons PLC
  (Broadcasting)                                           21,500        188,442
Dalgety PLC (Food Products)                                36,350        226,058
General Accident PLC (Insurance)                           13,490        176,568
General Electric Co. PLC
  (Electronics)                                            18,650        122,373
Glaxo Wellcome PLC (Pharmaceuticals)                       12,100        196,932
Granada Group PLC (Leisure)                                10,410        153,911
Inchcape PLC (Commercial Services)                         81,800        379,779
Johnson Matthey PLC (Metals)                               11,200        105,917
Kingfisher PLC (Retail)                                     8,800         94,980

  Stocks -- continued
  United Kingdom -- continued
Land Securities PLC (Real Estate)                          14,130       $180,588
London Electricity PLC (Utilities --
  Electric)                                                 8,800        102,593
National Westminster (Finance)                             14,200        166,886
NFC PLC (Transportation)                                   58,270        184,682
Peninsular & Oriental Steam
  Navigation Co. (Transportation --
  Marine)                                                  19,670        199,159
Sainsbury (J.) PLC (Retail)                                28,380        188,162
Shell Transport & Trading Co. PLC
  (Oil and Gas)                                             3,800         65,883
Smith (W.H.) Group PLC (Retail)                            50,900        373,224
Wimpey (George) PLC (Construction)                         35,600         76,237
                                                                     -----------
                                                                     $ 4,697,880
                                                                     -----------
  Total Stocks
    (Identified Cost, $25,671,468)                                   $26,176,105
                                                                     -----------
Bonds -- 18.1%
                                                       Principal
                                                        Amount
                                                     (000 Omitted)
Australia -- 2.4%
Commonwealth of Australia,
  9.75s, 2002                                     AUD          700   $  619,561
Commonwealth of Australia,
  9.5s, 2003                                                   250      221,272
                                                                     ----------
                                                                     $  840,833
                                                                     ----------
Belgium -- 1.2%
Kingdom of Belgium, 8.75s, 2002                   BEF        2,222   $   82,656
Kingdom of Belgium, 7.25s, 2004                             10,010      348,595
                                                                     ----------
                                                                     $  431,251
                                                                     ----------
Canada -- 3.2%
Government of Canada, 7.5s,
  2003                                            CAD        1,165   $  919,468
Government of Canada, 7s, 2006                                 300      228,344
                                                                     ----------
                                                                     $1,147,812
                                                                     ----------
Denmark -- 1.5%
Kingdom of Denmark, 6s, 1999                      DKK        1,098   $  193,831
Kingdom of Denmark, 8s, 2001                                   935      176,282
Kingdom of Denmark, 7s, 2007                                   967      167,010
                                                                     ----------
                                                                     $  537,123
                                                                     ----------
France -- 0.6%
Government of France, 7s, 2000                    FRF          965   $  203,848
                                                                     ----------
Germany -- 2.8%
Federal Republic of Germany,
  7.125s, 2002                                    DEM          472   $  336,705
Federal Republic of Germany,
  6.5s, 2005                                                   504      343,316
Treuhandanstalt Obligationen,
  6.375s, 1999                                                 491      338,450
                                                                     ----------
                                                                     $1,018,471
                                                                     ----------

                                             Principal Amount
Issuer                                        (000 Omitted)             Value
Ireland -- 1.2%
Republic of Ireland, 6.25s, 1999        IEP             40           $   68,161
Republic of Ireland, 8s, 2000                           55               99,314
Republic of Ireland, 6.5s, 2001                        160              275,490
                                                                     ----------
                                                                     $  442,965
                                                                     ----------
Italy -- 2.0%
Republic of Italy, 8.313s, 1999         ITL        485,000           $  338,805
Republic of Italy, 8.313s, 2001                    510,000              369,337
                                                                     ----------
                                                                     $  708,142
                                                                     ----------
Spain -- 1.1%
Government of Spain, 8.4s, 2001          ESP        23,020           $  193,828
Government of Spain, 10.5s, 2003                    21,510              201,270
                                                                     ----------
                                                                     $  395,098
                                                                     ----------
Sweden -- 0.8%
Kingdom of Sweden, 10.25s, 2000          SEK         1,600           $  270,814
                                                                     ----------
United Kingdom -- 1.3%
United Kingdom Treasury, 7s, 2001        GBP           200           $  339,108
United Kingdom Treasury, 9.75s, 2002                    70              132,891
                                                                     ----------
                                                                     $  471,999
                                                                     ----------

    Total Bonds
    (Identified Cost, $6,397,204)                                    $6,468,356
                                                                     ----------
Short-Term Obligation -- 7.0%
Federal Home Loan Bank, due
  1/02/97, at Amortized Cost                      $ 2,500            $2,499,635
                                                                     ----------
Call Options Purchased -- 2.7%

                                                 Principal Amount
                                                   of Contracts
Description/Expiration Month/Strike Price         (000 Omitted)
Italian Lire/Deutsche Marks
  January/995                                ITL        213,734    $     1,069
Japanese Government Bonds
  January/104.076                            JPY         42,000          3,360
 February/116.80                                         37,000          2,701
 March/114.25                                            39,000          1,560
 March/115.106                                           38,000          1,862
                                                                   -----------
  Total Call Options Purchased
    (Premiums Paid, $20,452)                                       $    10,552
                                                                   -----------
Put Options Purchased -- 0.2%
Deutsche Marks/British Pounds
  January/2.45                               DEM            566    $    27,234
 January/2.56                                               592         11,267
Swiss Francs/Deutsche Marks
  January/0.829                              CHF            222          7,955
 February/0.84                                              225          5,749
 February/0.84                                              377          9,627

  Put Options Purchased -- continued
   March/0.86                                               616          6,684
                                                                   -----------
  Total Put Options Purchased
    (Premiums Paid, $14,609)                                       $    68,516
                                                                   ------------
  Total Investments
    (Identified Cost, $34,603,368)                                 $ 35,223,164
                                                                   ------------
                                                   Principal
                                                     Amount
                                                  of Contracts
Description/Expiration Month/Strike Price         (000 Omitted)      Value
Put Options Purchased -- continued
Call Options Written
Deutsche Marks/British Pounds
  January/2.3682                         DEM              547    $          --
Swiss Francs/Deutsche Marks
  February/0.8265                        CHF              371               (3)
                                                                 ------------
  Total Call Options Written
    (Premiums Received, $3,222)                                  $          (3)
                                                                 ------------
Put Options Written
Deutsche Marks/British Pounds
  January/2.45                           DEM              566    $     (27,122)
Japanese Government Bonds
  January/104.076                        JPY           42,000           (1,302)
 February/116.8                                        37,000           (1,295)
 March/114.25                                          39,000           (6,084)
 March/115.106                                         38,000           (6,156)
Swiss Francs/Deutsche Marks
  January/0.829                          CHF              222           (7,960)
 February/0.84                                            602          (15,383)
                                                                 --------------
  Total Put Options Written
    (Premiums Received, $27,895)                                  $    (65,302)
                                                                 --------------
Other Assets,
Less Liabilities -- (1.7)%                                        $    551,724
                                                                  ------------
  Net Assets -- 100.0%                                            $ 35,709,583
                                                                  ============

          See portfolio footnotes and notes to financial statements

Portfolio of Investments -- December 31, 1996

Money Market Series
Commercial Paper -- 37.8%
                                                  Principal Amount
Issuer                                             (000 Omitted)         Value
Abbott Labs, due 1/03/97                                $ 6,000   $  5,998,223
American Express Credit Corp., due
  1/21/97                                                 5,000      4,985,222
Associates Corp. of North America,
  due 1/28/97 - 2/26/97                                  15,000     14,904,862
AT&T Corp., due 2/27/97                                  10,000      9,914,658
Bank of America, due 3/27/97                              7,000      6,911,577
BankAmerica Corp., due 3/05/97                            5,100      5,052,876
Bankers Trust of New York Corp., due
  6/13/97                                                 6,000      5,855,473
Beneficial Corp., due 2/20/97                             6,000      5,955,083
Carolina Power & Light Co., due
  3/07/97                                                 6,000      5,942,583
Coca-Cola Co., due 2/28/97                                6,000      5,949,250
du Pont (E. I.) de Nemours & Co.,
  due 1/22/97                                             6,400      6,380,363
Ford Motor Credit Corp., due 1/24/97                     11,650     11,610,478
General Motors Acceptance Corp., due
  2/03/97                                                 5,000      4,975,021
Kellogg Co., due 3/26/97                                 10,000      9,875,167
Knight-Ridder, Inc., due 3/12/97                          9,300      9,202,350
Pacific Gas & Electric Co., due
  1/15/97                                                 8,000      7,982,982
Raytheon Co., due 1/07/97                                 6,000      5,994,710
TransAmerica Co., due 1/10/97                            10,000      9,986,500
Weyerhaeuser Co., due
  1/14/97 - 2/14/97                                      17,500     17,429,317
                                                                  ------------
                                                                  $154,906,695
                                                                  ------------
U.S. Government and Agency
Obligations -- 61.4%
Federal Farm Credit Bank, due
  1/27/97 - 2/13/97                                     $21,705   $ 21,598,292
Federal Home Loan Bank, due 1/02/97
  - 5/05/97                                              69,470     69,103,059
Federal Home Loan Mortgage Corp.,
  due 1/07/97 - 3/03/97                                  37,225     37,028,855
Federal National Mortgage Assn., due
  1/09/97 - 6/10/97                                      88,494     87,492,031
Student Loan Marketing Assn., due
  1/02/97                                                30,000     29,994,792
Tennessee Valley Authority, due
  2/19/97                                                 6,000      5,957,534
                                                                  ------------
                                                                  $251,174,563
                                                                  ------------
  Total Investments, at Amortized Cost                            $406,081,258
Other Assets,
Less Liabilities -- 0.8%                                             3,084,068
                                                                  ------------
  Net Assets -- 100.0%                                            $409,165,326
                                                                  ============

          See portfolio footnotes and notes to financial statements

Portfolio of Investments -- December 31, 1996
Research Series
Stocks -- 97.1%
Issuer                                                 Shares         Value
U.S. Stocks -- 87.0%
Aerospace -- 5.7%
General Dynamics Corp.                                 37,700   $ 2,657,850
Lockheed Martin Corp.                                  51,900     4,748,850
McDonnell-Douglas Corp.                                80,900     5,177,600
United Technologies Corp.                              89,900     5,933,400
                                                                -----------
                                                                $18,517,700
                                                                -----------
Agricultural Products -- 1.7%
Case Corp.                                            100,200   $ 5,460,900
                                                                -----------
Apparel and Textiles -- 0.7%
Nike, Inc., "B"                                        24,000   $ 1,434,000
Reebok International Ltd.                              22,600       949,200
                                                                -----------
                                                                $ 2,383,200
                                                                -----------
Automotive -- 0.5%
Goodrich (B.F.) Co.                                    39,200   $ 1,587,600
                                                                -----------
Banks and Credit Companies -- 3.2%
Bank of Boston Corp.                                   38,400   $ 2,467,200
Chase Manhattan Corp.                                  52,312     4,668,846
Compass Bancshares Incorporated                         6,900       274,275
Crestar Financial Corp.                                14,700     1,093,313
Fleet/Norstar Financial Group, Inc.                    40,200     2,004,975
                                                                -----------
                                                                $10,508,609
                                                                -----------
Building -- 0.7%
Newport News Shipbuilding Inc.                        155,100   $ 2,326,500
                                                                -----------
Business Machines -- 0.9%
Affiliated Computer Services, Inc.,
  "A"*                                                  9,700   $   288,575
Sun Microsystems, Inc.*                               107,600     2,763,975
                                                                -----------
                                                                $ 3,052,550
                                                                -----------
Business Services -- 3.4%
AccuStaff, Inc.*                                      179,200   $ 3,785,600
ALCO Standard Corp.                                    62,600     3,231,725
DST Systems, Inc.*                                     73,700     2,312,338
Technology Solutions Co.*                              38,800     1,610,200
                                                                -----------
                                                                $10,939,863
                                                                -----------
Chemicals -- 4.1%
Air Products & Chemicals, Inc.                         81,900   $ 5,661,338
Betzdearborn, Inc.                                     11,700       684,450
Praxair, Inc.                                         154,200     7,112,475
                                                                -----------
                                                                $13,458,263
                                                                -----------
Computer Software -- Personal Computers -- 3.2%
Electronic Arts, Inc.*                                 79,400   $ 2,377,038
First Data Corp.                                       70,500     2,573,250
Microsoft Corp.*                                       67,200     5,552,400
                                                                -----------
                                                                $10,502,688
                                                                -----------
Computer Software -- Systems -- 6.3%
Adobe Systems, Inc.                                    56,600   $ 2,115,425
BMC Software, Inc.*                                    74,100     3,065,887
Cadence Design Systems, Inc.*                          75,200     2,989,200
Computer Associates International, Inc.                42,700     2,124,325
Compuware Corp.*                                       22,200     1,112,775
Oracle Systems Corp.*                                 146,250     6,105,937
Sybase, Inc.*                                          43,400       724,238
Synopsys, Inc.*                                        49,200     2,275,500
                                                                -----------
                                                                $20,513,287
                                                                -----------
Consumer Goods and Services -- 9.9%
Colgate-Palmolive Co.                                  60,300   $ 5,562,675
Estee Lauder Cos., "A"                                 34,100     1,734,837
Gillette Co.                                           67,800     5,271,450

Issuer                                                    Shares         Value
U.S. Stocks -- continued
Consumer Goods and Services -- continued
Philip Morris Cos., Inc.                                  57,600   $ 6,487,200
Procter & Gamble Co.                                      51,700     5,557,750
Revlon, Inc., "A"*                                        48,100     1,436,988
Sherwin Williams Co.                                      51,800     2,900,800
Tyco International Ltd.                                   61,500     3,251,812
                                                                   -----------
                                                                   $32,203,512
                                                                   -----------
Defense Electronics -- 0.7%
Loral Space & Communications Corp.*                      128,400   $ 2,359,350
                                                                   -----------
Electronics -- 1.1%
Analog Devices, Inc.*                                     43,600   $ 1,476,950
Lattice Semiconductor Corporation                         13,200       607,200
Xilinx, Inc.*                                             44,100     1,623,431
                                                                   -----------
                                                                   $ 3,707,581
                                                                   -----------
Entertainment -- 2.3%
Clear Channel Communications, Inc.*                       18,100   $   653,863
Hollywood Entertainment Corp.                             37,700       697,450
Jacor Communications, Inc., "A"*                          81,500     2,231,062
Showboat, Inc.                                            59,700     1,029,825
Viacom, Inc., "B"*                                        77,000     2,685,375
                                                                   -----------
                                                                   $ 7,297,575
                                                                   -----------
Financial Institutions -- 2.0%
Advanta Corp., "B"                                        83,800   $ 3,425,325
Union Planters Corp.                                      80,610     3,143,790
                                                                   -----------
                                                                   $ 6,569,115
                                                                   -----------
Food and Beverage Products -- 2.7%
Earthgrains Co.                                           36,200   $ 1,891,450
McCormick & Co., Inc.                                     79,300     1,868,506
PepsiCo, Inc.                                             57,800     1,690,650
Tyson Foods , Inc.                                        94,800     3,246,900
                                                                   -----------
                                                                   $ 8,697,506
                                                                   -----------
Forest and Paper Products -- 1.8%
Kimberly-Clark Corp.                                      60,600   $ 5,772,150
                                                                   -----------
Insurance -- 6.9%
Allstate Corp.                                            56,300   $ 3,258,362
Amerin Corp.*                                             31,400       808,550
Chubb Corp.                                               37,900     2,037,125
Cigna Corp.                                               38,800     5,301,050
Conseco, Inc.                                             27,100     1,727,625
Equitable of Iowa Cos                                     37,500     1,720,313
ITT Hartford Group, Inc.                                  41,400     2,794,500
PennCorp Financial Group, Inc.                           129,500     4,662,000
                                                                   -----------
                                                                   $22,309,525
                                                                   -----------
Medical and Health Products -- 3.4%
Pfizer, Inc.                                              29,600   $ 2,453,100
Pharmacia & Upjohn, Inc.                                  55,400     2,195,225
Rhone-Poulenc Rorer, Inc.                                 21,600     1,687,500
Uromed Corp.                                             165,000     1,608,750
Ventritex, Inc.*                                         111,000     2,733,375
Zoll Medical Corp.                                        21,000       225,750
                                                                   -----------
                                                                   $10,903,700
                                                                   -----------
Medical and Health Technology and Services -- 4.6%
Coventry Corp.*                                           64,200   $   594,853
Pacificare Health Systems, Inc., "A"*                     30,100     2,445,625
Pacificare Health Systems, Inc., "B"*                     22,800     1,943,700
Riscorp, Inc., "A"                                        23,900        86,638
St. Jude Medical, Inc.*                                  122,800     5,234,350
United Healthcare Corp.                                  100,100     4,504,500
                                                                   -----------
                                                                   $14,809,666
                                                                   -----------

Issuer                                                 Shares             Value
U.S. Stocks -- continued
Oils -- 2.6%
Barrett Resouces Corp.*                                47,400      $  2,020,425
Mobil Corp.                                            28,200         3,447,450
Newfield Exploration Co.                               42,600         1,107,600
Transocean Offshore, Inc.                              32,100         2,010,263
                                                                   ------------
                                                                   $  8,585,738
                                                                   ------------
Railroads -- 3.2%
Burlington Northern Santa Fe Railway Co.               34,600      $  2,988,575
Conrail, Inc.                                          20,676         2,059,847
Wisconsin Central Transportation
  Corp.*                                              135,500         5,369,187
                                                                   ------------
                                                                   $ 10,417,609
                                                                   ------------
Restaurants and Lodging -- 3.5%
HFS, Inc.*                                             89,900      $  5,371,525
Host Marriott Corp.                                   222,000         3,552,000
MGM Grand, Inc.*                                       59,900         2,089,013
Promus Hotel Corp.*                                    16,850           499,181
                                                                   ------------
                                                                   $ 11,511,719
                                                                   ------------
Special Products and Services -- 0.9%
Stanley Works                                         101,400      $  2,737,800
                                                                   ------------
Stores -- 3.3%
Ann Taylor Stores Corp.*                               89,800      $  1,571,500
CompUSA, Inc.                                         119,600         2,466,750
Gymboree Corp.*                                        83,600         1,912,350
Home Depot, Inc.                                       38,800         1,944,850
Lowes Co., Inc.                                        45,300         1,608,150
Staples, Inc.*                                         73,650         1,330,303
                                                                   ------------
                                                                   $ 10,833,903
                                                                   ------------
Supermarkets -- 1.3%
Safeway, Inc.*                                         97,200      $  4,155,300
                                                                   ------------
Telecommunications -- 4.2%
Ascend Communications , Inc.*                          13,500      $    838,687
Cabletron Systems, Inc.*                               54,200         1,802,150
Cisco Systems, Inc.*                                   46,600         2,964,925
Glenayre Technologies, Inc.*                          101,100         2,179,969
Lucent Technologies, Inc.                              47,500         2,196,875
MCI Communications Corp.                              115,100         3,762,331
                                                                   ------------
                                                                   $ 13,744,937
                                                                   ------------
Utilities -- Gas -- 2.2%
Coastal Corp.                                          73,800      $  3,606,975
PanEnergy Corp.                                        76,600         3,447,000
                                                                   ------------
                                                                   $  7,053,975
                                                                   ------------
  Total U.S. Stocks                                                $282,921,821
                                                                   ------------
Foreign Stocks -- 10.1%
Denmark -- 0.3%
ISS International Service System, "B"
  (Commercial Services)                                32,400      $    852,849
                                                                   ------------
Finland -- 0.8%
Huhtamaki OY (Conglomerates)                           45,300      $  2,106,473
TT Tieto OY (Computer Software --
  Systems)                                              7,100           599,985
                                                                   ------------
                                                                   $  2,706,458
                                                                   ------------
France -- 0.5%
Union des Assurances Federales S.A
  (Insurance)                                          12,700      $  1,567,297
                                                                   ------------
Germany -- 0.2%
Sap AG, Preferred (Computer Software
  -- Systems)                                           3,800      $    531,037
                                                                   ------------

Issuer                                                   Shares           Value
Greece -- 0.3%
Hellenic Telecom (Telecommunications)                    52,100   $     891,023
                                                                  -------------
Hong Kong -- 2.1%
Giordano International Ltd. (Stores)                  1,776,000   $   1,515,593
Wharf Holdings Ltd. (Real Estate)                       901,000       4,496,845
Wing Hang Bank Ltd. (Banks and Credit
  Companies)                                            191,000         866,835
                                                                  -------------
                                                                  $   6,879,273
                                                                  -------------
Italy -- 0.6%
Telecom Italia S.p.A
  (Telecommunications)                                1,469,600   $   2,095,625
                                                                  -------------
Philippines -- 0.2%
Pilipino Telegraph & Telephone Corp.
  (Telecommunications)                                  797,800   $     675,973
                                                                  -------------
South Korea -- 0.4%
Korea Mobile Telecom, ADR
  (Telecommunications)                                  100,857   $   1,298,534
                                                                  -------------
Sweden -- 2.1%
Astra AB, Free Shares, "B"
  (Pharmaceuticals)                                      90,700   $   4,378,621
Enator AB (Computer Software --
  Systems)                                                5,540         139,821
Enator AB (Computer Software --
  Systems)*                                              33,000         844,974
Nobel Biocare AB (Medical and Health
  Products)                                              77,250       1,360,235
                                                                  -------------
                                                                  $   6,723,651
                                                                  -------------
Switzerland -- 0.3%
Novartis AG (Pharmaceuticals)*                              927   $   1,061,688
                                                                  -------------
United Kingdom -- 2.3%
British Petroleum PLC, ADR (Oils)                        27,160   $   3,839,745
Jarvis Hotels PLC (Restaurants and
  Lodging)*+                                            627,700       1,731,355
Kwik-Fit Holdings PLC (Retail)                          418,000       1,557,556
Storehouse PLC (Retail)                                  91,900         406,990
                                                                  -------------
                                                                  $   7,535,646
                                                                  -------------
  Total Foreign Stocks                                            $  32,819,054
                                                                  -------------
  Total Stocks
    (Identified Cost, $283,393,336)                               $ 315,740,875
                                                                  -------------
Short-Term Obligations -- 7.3%

                                    Principal Amount
                                      (000 Omitted)
Federal Home Loan Bank, due 1/02/97                     $10,382   $  10,380,486
Federal Home Loan Mortgage Corp.,
  due 1/07/97 - 1/17/97                                   6,880       6,863,650
Federal National Mortgage Assn.,
  due 1/14/97                                             6,580       6,566,931
                                                                  -------------
  Total Short-Term Obligations, at Amortized
    Cost                                                          $  23,811,067
                                                                  -------------
  Total Investments
    (Identified Cost, $307,204,403)                               $ 339,551,942
Other Assets,
Less Liabilities -- (4.4)%                                          (14,162,729)
                                                                  -------------
  Net Assets -- 100.0%                                            $ 325,389,213
                                                                  -------------
          See portfolio footnotes and notes to financial statements

Portfolio of Investments -- December 31, 1996
Total Return Series
Non-Convertible Bonds -- 34.7%

                                                    Principal Amount
Issuer                                                 (000 Omitted)      Value
Aerospace -- 0.1%
Northrop Grumman Corp., 9.375s, 2024                        $1,145  $ 1,265,809
                                                                    -----------
Airlines -- 1.2%
Continental Airlines Pass-Thru Trust,
  9.5s, 2013                                                $  850  $   955,188
Continental Airlines Pass-Thru Trust,
  10.22s, 2014                                               2,000    2,342,019
Delta Air Lines, Inc., 8.5s, 2002                            1,600    1,694,096
Delta Air Lines, Inc., 10.375s, 2022                         1,625    2,045,664
Jet Equipment Trust, 9.41s, 2010##                           1,000    1,153,850
Jet Equipment Trust, 8.64s, 2012##                             972    1,061,924
Jet Equipment Trust, 11.44s, 2014##                          1,200    1,422,288
Jet Equipment Trust, 10.69s, 2015##                          1,000    1,216,910
Qantas Airways, Ltd., 7.5s, 2003##                           1,405    1,436,922
United Airlines Pass-Thru Trust,
  7.27s, 2013                                                1,500    1,452,465
United Airlines, Inc., 9.125s, 2012                            800      893,344
                                                                    -----------
                                                                    $15,674,670
                                                                    -----------
Banks and Credit Companies -- 1.8%
Advanta Capital Trust, 8.99s,
  2026##                                                    $1,650  $ 1,652,558
Advanta Corp., 7.47s, 2001                                   1,500    1,525,860
BankAmerica Corp., 8s, 2026                                  2,125    2,154,113
BT Institutional Capital Trust, 8.09s, 2026                  1,600    1,608,000
Capital One Bank, 6.75s, 2000                                4,800    4,794,000
Capital One Financial Corp., 7.25s, 2003                     1,500    1,481,250
First Chicago NBD Institutional
  Capital, 7.95s, 2026##                                       850      835,125
First USA Capital Trust, 9.33s, 2027                         2,500    2,497,425
MBNA Capital, 8.278s, 2026                                   1,700    1,706,375
Mellon Capital II, 7.995s, 2027                              2,200    2,200,000
NationsBank Capital Trust, 7.83s, 2026                       1,860    1,854,327
Peoples Bank of Bridgeport, 7.2s, 2006                         500      488,830
State Street Institutional Capital,
  7.94s, 2026                                                1,700    1,659,625
                                                                    -----------
                                                                    $24,457,488
                                                                    -----------
Building -- 0.1%
Owens Corning Fiberglass Corp.,
  8.875s, 2002                                              $  800  $   867,512
Owens Corning Fiberglass Corp., 9.9s,
  2015##                                                       800      882,000
                                                                    -----------
                                                                    $ 1,749,512
                                                                    -----------
Business Machines -- 0.1%
International Business Machines Corp.,
  7.125s, 2096                                              $1,400  $ 1,331,162
                                                                    -----------
Business Services -- 0.4%
Loewen Group International, Inc.,
  7.5s, 2001                                                $4,100  $ 4,105,125
Loewen Group International, Inc.,
  7.75s, 2001##                                              1,800    1,831,500
                                                                    -----------
                                                                    $ 5,936,625
                                                                    -----------

                                                    Principal Amount
Issuer                                             (000 Omitted)          Value
Cellular Telephones -- 0.1%
360 Communications, 7.5s, 2006                           $   800    $   793,528
                                                                    -----------
Construction Services -- 0.2%
Georgia Pacific Corp., 9.875s, 2021                      $ 2,825    $ 3,157,813
                                                                    -----------
Consumer Goods and Services -- 0.2%
Philip Morris Cos., Inc., 7.65s, 2008                    $ 2,800    $ 2,859,556
                                                                    -----------
Corporate Asset Backed -- 1.7%
AT&T Universal Card Master Trust,
  5.6508s, 2003                                          $18,000    $17,994,240
BCF LLC, 7.75s, 2026##                                       797        779,518
Continental Airlines, Inc., 9.5s, 2001##                   2,375      2,422,500
Merrill Lynch Mortgage Investors,
  Inc., 8.1421s, 2022+                                       514        432,081
Merrill Lynch Mortgage Investors,
  Inc., 91-C, "B", 8.9s, 2011                                347        366,340
                                                                    -----------
                                                                    $21,994,679
                                                                    -----------
Entertainment -- 0.9%
Circus Circus Enterprises, Inc., 6.7s, 2096              $ 1,700    $ 1,671,984
Time Warner Entertainment, Inc., 8.375s, 2023              3,175      3,219,037
Time Warner, Inc., 7.45s, 1998                             4,025      4,069,315
Time Warner, Inc., 7.95s, 2000                             1,600      1,652,304
Time Warner, Inc., 9.15s, 2023                             1,396      1,513,250
                                                                    -----------
                                                                    $12,125,890
                                                                    -----------
Financial Institutions -- 2.1%
ABN Amro Bank, 7.3s, 2026                                $ 3,200    $ 3,042,560
Alex Brown, Inc., 7.625s, 2005                             1,300      1,326,325
Auburn Hills Trust, 12s, 2020                              2,935      4,449,284
Contifinancial Corp., 8.375s, 2003                         1,275      1,313,250
First Merchants Acceptance Corp., 9.5s, 2006                 800        784,000
Humpuss Funding Corp., 7.72s, 2009##                         800        789,704
Lehman Brothers, Inc., 7.5s, 2026                          4,830      4,897,089
Lehman Brothers Holdings, Inc., 6.4s, 1999                 3,000      2,984,400
Lehman Brothers Holdings, Inc.,
  7.125s, 2003                                             1,600      1,598,768
Salton Sea Funding Corp., 7.37s, 2005                      1,575      1,572,748
Salton Sea Funding Corp., 7.84s, 2010                      1,575      1,583,615
Salton Sea Funding Corp., 8.3s, 2011                         800        828,520
Tosco Corp., 7.625s, 2006                                  1,900      1,961,598
United Cos. Financial Corp., 7.7s, 2004                      850        854,250
                                                                    -----------
                                                                    $27,986,111
                                                                    -----------
Food and Beverage Products -- 0.5%
Nabisco, Inc., 7.55s, 2015                               $ 3,345    $ 3,317,471
RJR Nabisco, Inc., 8.75s, 2004                             1,000      1,009,260
RJR Nabisco, Inc., 8.75s, 2007                             1,800      1,797,228
                                                                    -----------
                                                                    $ 6,123,959
                                                                    -----------
Foreign - U.S. Dollar Denominated -- 2.0%
Canadian Pacific Forest Products Ltd.,
  9.25s, 2002                                            $ 3,200    $ 3,251,136
City of Naples, 7.52s, 2006                                1,415      1,459,318

                                                    Principal Amount
Issuer                                                (000 Omitted)       Value
Foreign -- U.S. Dollar Denominated -- continued
Crown Cork & Seal Finance PLC, 7s, 2006                  $  825     $   817,872
Empresa Electric del Norts, 7.75s, 2006##                   575         586,500
Enersis S.A., 6.9s, 2006                                    750         731,993
Fairfax Financial Holdings Ltd., 8.3s, 2026               1,500       1,562,400
Financiera Energetica Nacional
  Colombia, 9.375s, 2006##                                  550         584,375
Gulf Canada Resources Ltd., 8.35s, 2006                   1,400       1,440,250
Hidroelectrica Alicura, 8.375s, 1999##                    2,200       2,178,000
Oleoducto Central S.A., 9.35s, 2005##                     1,200       1,212,000
Petroliam Nasional Berhad, 7.625s, 2026##                 1,600       1,612,912
Province of Quebec, Canada, 6.5s, 2006                      938         905,020
Republic of Argentina, 9.25s, 2001                          910         923,650
Republic of Colombia, 8.75s, 1999                         1,000       1,045,000
Republic of Colombia, 8.66s, 2016##                         600         630,000
Republic of Colombia, 8.7s, 2016                          2,340       2,256,953
Republic of South Africa, 8.375s, 2006                    3,100       3,099,938
Total Access Communication, 8.375s, 2006##                1,600       1,605,296
                                                                    -----------
                                                                    $25,902,613
                                                                    -----------
Forest and Paper Products -- 0.5%
Boise Cascade Corp., 9.85s, 2002                            $2,440  $ 2,759,323
Boise Cascade Corp., 7.35s, 2004                             1,500    1,520,625
Boise Cascade Corp., 7.43s, 2005                             1,000    1,015,000
Champion International Corp., 6.4s, 2026                     1,600    1,527,504
                                                                    -----------
                                                                    $ 6,822,452
                                                                    -----------
Insurance -- 1.6%
American Realty Corp., 7.45s, 2026##                        $1,600  $ 1,598,000
Equitable Life Assurance Society, 7.7s, 2015                 3,800    3,798,404
Liberty Mutual Insurance Co., 7.875s, 2026##                   800      802,792
Liberty Mutual Insurance Co., 8.2s, 2007##                   4,007    4,255,194
Metropolitan Life Insurance Co., 7.7s, 2015##                1,600    1,603,984
Nationwide Mutual Life Insurance Co.,
  7.5s, 2024##                                               3,200    2,982,464
New York Life Insurance Co., 7.5s, 2023                      1,200    1,162,704
Travelers Capital, 7.75s, 2036                               4,065    3,908,741
Travelers Group, Inc., 7.875s, 2025                          1,075    1,122,827
                                                                    -----------
                                                                    $21,235,110
                                                                    -----------
Oil Services -- 0.1%
Transcontinental Gas Pipe Line, 7.25s, 2026                 $1,500  $ 1,477,500
                                                                    -----------
Oils -- 0.8%
CITGO Petroleum, 7.875s, 2006                               $  800  $   815,680

                                              Principal Amount
Issuer                                           (000 Omitted)           Value
Oils -- continued
Enserch Exploration, Inc., 7.54s, 2009##         $ 1,500          $  1,477,500
Husky Oil Ltd., 7.125s, 2006                       1,600             1,600,064
Mitchell Energy & Development Corp.,
  5.1s, 1997                                       1,750             1,747,935
Mitchell Energy & Development Corp.,
  6.75s, 2004                                        800               747,120
Oryx Energy Co., 10s, 2001                           900               987,921
Oryx Energy Co., 8s, 2003                          1,000             1,011,750
Oryx Energy Co., 8.375s, 2004                      2,300             2,376,774
                                                                  ------------
                                                                  $ 10,764,744
                                                                  ------------
Real Estate -- 0.2%
Taubman Realty Group Ltd., 8s, 2001              $ 2,300          $  2,373,899
                                                                  ------------
Special Products and Services -- 0.2%
Mark IV Industries, Inc., 7.75s, 2006            $ 2,100          $  2,063,250
Stewart Enterprises, Inc., 6.7s, 2003              1,225             1,212,983
                                                                  ------------
                                                                  $  3,276,233
                                                                  ------------
Stores -- 0.1%
Price/Costco, Inc., 7.125s, 2005                 $ 1,000          $  1,000,120
                                                                  ------------
Telecommunications -- 1.8%
American Portable Telecom, Inc., 0s,
  2006##                                         $ 3,850          $  1,733,116
Continental Cablevision, Inc., 8.3s, 2006          1,350             1,452,938
Tele-Communications, Inc., 7.375s, 2000            6,790             6,753,470
Tele-Communications, Inc., 7.38s, 2001             1,500             1,514,550
Tele-Communications, Inc., 6.185s, 2003            2,730             2,716,350
Tele-Communications, Inc., 7.49s, 2003             3,400             3,431,586
Tele-Communications, Inc., 10.125s, 2022           5,000             5,490,100
Viacom, Inc., 7.625s, 2016                         1,200             1,102,500
                                                                  ------------
                                                                  $ 24,194,610
                                                                  ------------
U.S. Government Agencies
Federal National Mortgage Association -- 4.7%
FNMA, 7s, 2026                                   $ 5,957          $  5,824,443
FNMA, 7.5s, 2010 - 2011                            5,511             5,586,930
FNMA, 8s, 2026                                    50,498            51,445,261
                                                                  ------------
                                                                  $ 62,856,634
                                                                  ------------
U.S. Government Guaranteed
U.S. Treasury Obligations -- 9.2%
U.S. Treasury Notes, 9.125s, 1999                $17,950          $ 19,181,191
U.S. Treasury Notes, 6.5s, 2001                    5,200             5,256,888
U.S. Treasury Notes, 6.625s, 2001                  9,600             9,754,464
U.S. Treasury Notes, 7.5s, 2001                   24,900            26,211,234
U.S. Treasury Notes, 6.5s, 2006                   13,762            13,837,278
U.S. Treasury Bonds, 12s, 2005                     7,980            10,835,324
U.S. Treasury Bonds, 12s, 2013                     5,697             8,149,388
U.S. Treasury Bonds, 6.5s, 2026                    2,050             2,011,891
U.S. Treasury Bonds, 6.75s, 2026                  27,054            27,256,905
                                                                  ------------
                                                                  $122,494,563
Utilities -- Electric -- 3.4%                                     ------------
Arkansas Power & Light Co., 8.75s, 2026          $   300          $    309,060


                                              Principal Amount
Issuer                                             (000 Omitted)           Value
Utilities -- Electric -- continued
Central Maine Power Co., 7.45s, 1999                    $  800      $    796,048
Cleveland Electric Illuminating Co.,
  9.25s, 1999                                            4,000         4,175,840
Cleveland Electric Illuminating Co.,
  9.375s, 2017                                           2,700         2,769,147
Cleveland Electric Illuminating Co.,
  9s, 2023                                               1,550         1,554,154
Coastal Corp., 7.75s, 2035                               2,600         2,646,982
Edison Mission Energy Funding Corp.,
  7.33s, 2008 ##                                           475           481,522
El Paso Electric Co., 8.9s, 2006                         2,175         2,267,742
First PV Funding Corp., 10.3s, 2014                      1,120         1,192,800
First PV Funding Corp., 10.15s, 2016                     1,448         1,538,500
Long Island Lighting Co., 8.75s, 1997                    2,000         2,005,220
Long Island Lighting Co., 7.5s, 2007                     1,000           931,300
Long Island Lighting Co., 8.9s, 2019                     4,370         4,458,493
Long Island Lighting Co., 9s, 2022                       3,370         3,546,925
Long Island Lighting Co., 8.2s, 2023                       400           395,964
Long Island Lighting Co., 9.625s, 2024                   2,950         3,137,355
Louisiana Power & Light Co., 10.67s, 2017                  400           428,120
Louisiana Power & Light Co., 10.67s, 2017                1,075         1,150,540
Louisiana Power & Light Co., 8.75s, 2026                   325           327,031
Midland Cogeneration Venture Corp.,
  10.33s, 2002                                             648           688,975
Midland Funding Corp. II, "A", 11.75s, 2005              1,750         1,937,530
Montana Power Co., 7.875s, 2026                            200           201,750
Niagara Mohawk Power Corp., 8s, 2004                     2,200         2,113,496
Pacificorp Holdings, 7.2s, 2006##                        2,850         2,835,750
System Energy Resources, 7.38s, 2000                     1,800         1,794,690
Texas & New Mexico Power Co., 12.5s, 1999                1,400         1,520,890
                                                                    ------------
                                                                    $ 45,205,824
                                                                    ------------
Utilities -- Gas -- 0.7%
California Energy, Inc., 10.25s, 2004                   $1,900      $  2,002,125
Louis Dreyfus Natural Gas Corp.,
  9.25s, 2004                                              850           893,886
NGC Corp., 7.625s, 2026                                    875           888,081
Ras Laffan Liquefied Natural Gas,
  8.294s, 2014##                                         1,350         1,353,375
UtiliCorp. United, Inc., 8.45s, 1999                     3,790         3,964,833
                                                                    ------------
                                                                    $  9,102,300
                                                                    ------------
  Total Non-Convertible Bonds
    (Identified Cost, $460,504,152)                                 $462,163,404
                                                                    ------------

Convertible Bonds -- 0.7%
                                                    Principal Amount
Issuer                                               (000 Omitted)        Value
Advertising -- 0.1%
Omnicom Group, Inc., 4.25s, 2007##                   $  640         $   656,800
                                                                    -----------
Electronics -- 0.2%
ADT Operations, Inc., 0s, 2010                       $4,385         $ 2,850,250
                                                                    -----------
Insurance -- 0.1%
Equitable Cos., Inc., 6.125s, 2024                   $1,300         $ 1,503,125
                                                                    -----------
Medical and Health Technology and Services -- 0.1%
Ciba-Geigy AG, 6.25s, 2016##                         $  500         $   504,375
Roche Holdings, Inc., 0s, 2010##                      3,127           1,414,968
                                                                    -----------
                                                                    $ 1,919,343
                                                                    -----------
Special Products and Services -- 0.1%
Cemex, 4.25s, 1997##                                 $2,000         $ 1,932,500
                                                                    -----------
Steel -- 0.1%
USX-Marathon Group, 0s, 2005                         $2,400         $ 1,122,000
                                                                    -----------
  Total Convertible Bonds
    (Identified Cost, $9,051,997)                                   $ 9,984,018
                                                                    -----------

U.S. Stocks -- continued
U.S. Stocks -- 50.0%
                                                         Shares
Aerospace -- 3.7%
Allied Signal, Inc.                                      163,500    $10,954,500
General Dynamics Corp.                                    63,450      4,473,225
Lockheed Martin Corp.                                     47,000      4,300,500
Raytheon Co.                                             189,400      9,114,875
United Technologies Corp.                                308,800     20,380,800
                                                                    -----------
                                                                    $49,223,900
                                                                    -----------
Apparel and Textiles -- 0.5%
VF Corp.                                                  97,000    $ 6,547,500
                                                                    -----------
Automotive -- 1.9%
Dana Corp.                                               147,000    $ 4,795,875
Ford Motor Co.                                           198,289      6,320,462
General Motors Corp.                                      44,236      2,466,157
Goodrich (B.F.) Co.                                      286,100     11,587,050
                                                                    -----------
                                                                    $25,169,544
                                                                    -----------
Banks and Credit Companies -- 5.5%
Bank of Boston Corp.                                     123,800    $ 7,954,150
Bank of New York, Inc.                                   263,760      8,901,900
Chase Manhattan Corp.                                    159,032     14,193,606
Comerica, Inc.                                            22,000      1,152,250
Fleet Financial Group, Inc.                              173,000      8,628,375
National City Corp.                                      234,200     10,509,725
NationsBank Corp.                                        121,000     11,827,750
Northern Trust Corp.                                      57,000      2,066,250
Norwest Corp.                                            142,000      6,177,000
Washington Mutual, Inc.                                   38,708      1,676,540
                                                                    -----------
                                                                    $73,087,546
                                                                    -----------
Building
Newport News Shipbuilding Inc.                             7,200    $   108,000
                                                                    -----------
Business Machines -- 0.9%
Digital Equipment Corp.                                  150,500    $ 5,474,438
International Business Machines
  Corp                                                    39,500      5,964,500
                                                                    -----------
                                                                    $11,438,938
                                                                    -----------
Cellular Telephones -- 0.2%
Telephone & Data Systems, Inc.                            72,900    $ 2,642,625
                                                                    -----------
Chemicals -- 2.2%
Air Products & Chemicals, Inc.                            20,000    $ 1,382,500
Dow Chemical Co.                                          56,000      4,389,000
du Pont (E. I.) de Nemours & Co.,
  Inc                                                     87,000      8,210,625


Issuer                                                      Shares         Value
Chemicals -- continued
Praxair, Inc.                                               89,200   $ 4,114,350
Rohm & Haas Co.                                             95,400     7,787,025
Witco Corp.                                                127,000     3,873,500
                                                                     -----------
                                                                     $29,757,000
                                                                     -----------
Consumer Goods and Services -- 3.4%
American Brands, Inc.                                      102,700   $ 5,096,488
Colgate-Palmolive Co.                                       69,000     6,365,250
Dow-Corning LP                                              42,500     2,704,063
Olin Corp.                                                 112,000     4,214,000
Philip Morris Cos., Inc.                                   157,000    17,682,125
Rubbermaid, Inc.                                           119,300     2,714,075
Sherwin Williams Co.                                       117,400     6,574,400
                                                                     -----------
                                                                     $45,350,401
                                                                     -----------
Electrical Equipment -- 1.8%
Cooper Industries, Inc.                                     84,000   $ 3,538,500
General Electric Co.                                       158,000    15,622,250
Honeywell, Inc.                                             66,400     4,365,800
                                                                     -----------
                                                                     $23,526,550
                                                                     -----------
Electronics -- 0.1%
Analog Devices, Inc.                                        44,900   $ 1,520,988
                                                                     -----------
Financial Institutions -- 1.9%
American Express Co.                                       163,000   $ 9,209,500
Federal Home Loan Mortgage Corp.                            64,800     7,136,100
Southern National Corp.                                    264,000     9,570,000
                                                                     -----------
                                                                     $25,915,600
                                                                     -----------
Food and Beverage Products -- 1.3%
Anheuser Busch Cos., Inc.                                   47,000   $ 1,880,000
Dimon, Inc.                                                124,100     2,869,813
General Mills, Inc.                                        122,000     7,731,750
McCormick & Co., Inc.                                       77,500     1,826,094
PepsiCo, Inc.                                               98,600     2,884,050
                                                                     -----------
                                                                     $17,191,707
                                                                     -----------
Forest and Paper Products -- 0.3%
Weyerhaeuser Co.                                            95,000   $ 4,500,625
                                                                     -----------
Insurance -- 3.5%
Allstate Corp.                                             148,100   $ 8,571,288
Chubb Corp.                                                 96,700     5,197,625
Cigna Corp.                                                 72,500     9,905,313
St. Paul Cos., Inc.                                        134,000     7,855,750
Torchmark Corp.                                            155,000     7,827,500
Travelers Group, Inc.                                      149,236     6,771,584
                                                                     -----------
                                                                     $46,129,060
                                                                     -----------
Machinery -- 0.9%
Deere & Co., Inc.                                          213,500   $ 8,673,438
York International Corp.                                    69,300     3,872,138
                                                                     -----------
                                                                     $12,545,576
                                                                     -----------
Medical and Health Products -- 1.9%
American Home Products Corp.                               146,400   $ 8,582,700
Baxter International, Inc.                                 100,700     4,128,700
Pharmacia & Upjohn, Inc.                                   153,000     6,062,625
Rhone-Poulenc Rorer, Inc.                                   84,800     6,625,000
                                                                     -----------
                                                                     $25,399,025
                                                                     -----------
Medical and Health Technology and Services -- 0.9%
Columbia Healthcare Corp.                                  108,000   $ 4,401,000
St. Jude Medical, Inc.                                      51,800     2,207,975
United Healthcare Corp.                                    133,400     6,003,000
                                                                     -----------
                                                                     $12,611,975
                                                                     -----------
Metals and Minerals -- 0.6%
Aluminum Cos. of America                                    99,000   $ 6,311,250

Issuer                                                   Shares            Value
Metals and Minerals -- continued
Phelps Dodge Corp.                                    26,800         $ 1,809,000
                                                                     -----------
                                                                     $ 8,120,250
                                                                     -----------
Oil Services -- 0.8%
Schlumberger Ltd.                                     87,000         $ 8,689,125
Tenneco, Inc.                                         36,000           1,624,500
                                                                     -----------
                                                                     $10,313,625
                                                                     -----------
Oils -- 4.8%
Amoco Corp.                                          107,000         $ 8,613,500
Atlantic Richfield Co.                                59,500           7,883,750
Exxon Corp.                                           94,000           9,212,000
Mobil Corp.                                           71,800           8,777,550
Occidental Petroleum Corp.                           343,000           8,017,625
Sun Co., Inc.                                         25,558             622,976
Texaco, Inc.                                          86,000           8,438,750
Ultramar Diamond Shamrock Corp.                       63,700           2,014,513
USX-Marathon Group                                   437,000          10,433,375
                                                                     -----------
                                                                     $64,014,039
                                                                     -----------
Photographic Products -- 0.9%
Eastman Kodak Co.                                    149,000         $11,957,250
                                                                     -----------
Pollution Control -- 0.5%
Browning-Ferris Industries, Inc.                     126,800         $ 3,328,500
WMX Technologies, Inc.                               109,000           3,556,125
                                                                     -----------
                                                                     $ 6,884,625
                                                                     -----------
Railroads -- 1.4%
Burlington Northern Santa Fe                          98,000        $ 8,464,750
CSX Corp.                                             75,300          3,181,425
Illinois Central Corp.                               237,500          7,600,000
                                                                     -----------
                                                                     $19,246,175
                                                                     -----------
Real Estate -- 1.0%
Arden Realty, Inc.                                    58,200         $ 1,615,050
Hospitality Properties Trust                         175,000           5,075,000
Meditrust Corp.                                      108,200           4,328,000
National Health Investors, Inc.                       51,600           1,954,350
                                                                     -----------
                                                                     $12,972,400
                                                                     -----------
Special Products and Services -- 0.4%
Stanley Works                                        188,300         $ 5,084,100
                                                                     -----------
Stores -- 1.2%
May Department Stores Co.                             91,000         $ 4,254,250
Rite Aid Corp.                                        39,400           1,566,150
Sears, Roebuck & Co.                                 153,000           7,057,125
Wal-Mart Stores, Inc.                                142,000           3,248,250
                                                                     -----------
                                                                     $16,125,775
                                                                     -----------
Telecommunications
Tele-Communications, Inc.                             20,625         $   589,102
                                                                     -----------
Utilities -- Electric -- 3.0%
Allegheny Power Systems, Inc.                         93,600         $ 2,843,100
Carolina Power & Light Co.                           140,000           5,110,000
CMS Energy Corp.                                      85,000           2,858,125
Coastal Corp.                                        165,000           8,064,375
DPL, Inc.                                             72,000           1,764,000
FPL Group, Inc.                                      159,000           7,314,000
Peco Energy Co.                                       89,100           2,249,775
Pinnacle West Capital Corp.                          120,000           3,810,000
Portland General Corp.                                88,700           3,725,400
Texas Utilities Co.                                   55,500           2,261,625
                                                                     -----------
                                                                     $40,000,400
                                                                     -----------
Utilities -- Gas -- 2.0%
Eastern Enterprises                                  91,700          $ 3,243,888
El Paso Natural Gas Co.                               3,348              169,074
Enron Corp.                                          30,000              720,000
Pacific Enterprises                                  80,000            2,430,000


Issuer                                                     Shares          Value
U.S. Stocks -- continued
Utilities -- Gas -- continued
PanEnergy Corp.                                     187,000         $  8,415,000
Sonat, Inc.                                          70,000            3,605,000
UGI Corp.                                            75,000            1,678,125
Williams Cos., Inc.                                 187,500            7,031,250
                                                                    ------------
                                                                    $ 27,292,337
                                                                    ------------
Utilities -- Telephone -- 2.5%
Ameritech Corp.                                      76,800         $  4,656,000
AT&T Corp.                                           33,200            1,444,200
BellSouth Corp.                                     160,100            6,464,038
GTE Corp.                                           200,600            9,127,300
MCI Communications Corp.                            360,000           11,767,500
                                                                    ------------
                                                                    $ 33,459,038
                                                                    ------------
  Total U.S. Stocks                                                 $668,725,676
                                                                    ------------
Foreign Stocks -- 5.1%
Canada -- 0.1%
Canadian National Railway Co. (Railroads)            28,100         $  1,067,800
                                                                    ------------
Germany -- 0.4%
Henkel Kgaa, Preferred (Consumer Goods and
  Services)                                          96,200         $  4,833,448
                                                                    ------------
Netherlands -- 0.9%
Royal Dutch Petroleum Co., ADR (Oils)                71,100         $ 12,140,325
                                                                    ------------
New Zealand
Lion Nathan Ltd. (Food and Beverage Products)       235,500         $    564,031
                                                                    ------------
Spain -- 0.3%
Repsol S.A., ADR (Oils)                             122,000         $  4,651,250
                                                                    ------------
Sweden -- 0.5%
Astra AB, "A", ADR (Pharmaceuticals)                 91,200         $  4,468,800
Volvo AB, ADR (Automotive)                          111,000            2,414,250
                                                                    ------------
                                                                    $  6,883,050
                                                                    ------------
Switzerland -- 0.8%
Novartis AG (Pharmaceuticals)                         9,533         $ 10,922,109
                                                                    ------------
United Kingdom -- 2.1%
British Petroleum PLC, ADR (Oils)                   114,337         $ 16,164,393
SmithKline Beecham PLC, ADR (Medical and Health
  Products)                                         165,000           11,220,000
                                                                    ------------
                                                                    $ 27,384,393
                                                                    ------------
  Total Foreign Stocks                                              $ 68,446,406
                                                                    ------------
  Total Stocks
    (Identified Cost, $584,145,577)                                 $737,172,082
                                                                    ------------
Preferred Stocks -- 0.4%
Financial Institutions
Salomon, Inc.                                         6,800         $    409,700
                                                                    ------------
Oils -- 0.1%
USX-Marathon Capital, LLC, 8.75s                     63,100         $  1,601,163
                                                                    ------------
Utilities - Electric -- 0.2%
Long Island Lighting Co., 7.95s                      80,000         $  2,030,000
                                                                    ------------
Utilities - Gas -- 0.1%
El Paso Tennessee Gas Pipeline Co., 8.25s            16,000         $    818,000
                                                                    ------------
  Total Preferred Stock
    (Identified Cost, $4,712,200)                                   $  4,858,863
                                                                    ------------
Convertible Preferred Stocks - 1.8%
Agricultural Products - 0.4%
Case Corp., $4.50                                    35,300         $  4,686,075
                                                                    ------------

Issuer                                                   Shares            Value
Defense Electronics - 0.3%
Loral Space & Communications##                           68,600   $    3,875,900
                                                                  --------------
Financial Institutions - 0.1%
Finova Finance Trust                                     21,200   $    1,113,000
Tosco Financing Trust##                                   6,000          308,250
                                                                  --------------
                                                                  $    1,421,250
                                                                  --------------
Medical and Health Technology and Services - 0.1%
Service Corp. International Finance, LLC                 15,000   $    1,411,875
                                                                  --------------
Metals and Minerals - 0.2%
Timet Capital Trust I##                                  43,600   $    2,354,400
                                                                  --------------
Precious Metals and Minerals
Freeport-McMoRan Copper & Gold                           25,000   $      693,750
                                                                  --------------
Real Estate Investment Trusts
Security Capital Pacific Trust                           25,000   $      765,625
                                                                  --------------
Restaurants and Lodging - 0.5%
Host Marriott Financial Trust##                         116,700   $    6,199,688
                                                                  --------------
Utilities - Gas - 0.2%
Unocal Corp.                                             47,900   $    2,754,250
                                                                  --------------
  Total Convertible Preferred Stocks
    (Identified Cost, $21,787,479)                                $   24,162,813
                                                                  --------------
Short-Term Obligations -- 6.9%
                                    Principal Amount
                                      (000 Omitted)
Federal Farm Credit Bank,
  due 1/07/97 - 1/29/97                                 $ 6,260   $    6,254,404
Federal Home Loan Bank,
  due 1/2/97 - 2/14/97                                   29,545       29,471,854
Federal Home Loan Mortgage Corp.,
  due 1/6/97 - 2/13/97                                   38,900       38,755,170
Federal National Mortgage Assn.,
  due 1/14/97 - 2/14/97                                  16,940       16,880,212
                                                                  --------------
  Total Short-Term Obligations,
    at Amortized Cost                                             $   91,361,640
                                                                  --------------
  Total Investments
    (Identified Cost $1,171,563,058)                              $1,329,702,820
Other Assets,
Less Liabilities -- 0.4%                                               5,319,343
                                                                  --------------
  Net Assets -- 100.0%                                            $1,335,022,163
                                                                  ==============

          See portfolio footnotes and notes to financial statements

Portfolio of Investments -- December 31, 1996

Utilities Series
Stocks -- 79.0%
Issuer                                                    Shares           Value
Foreign Stocks -- 18.4%
Argentina -- 1.0%
Central Costanera, ADR (Utilities --
  Electric)##                                             22,100     $   679,575
                                                                     -----------
Brazil -- 1.9%
Centrais Eletricas Brasileiras, ADR,
  (Utilities -- Electric)                                 27,000     $   499,500
Telecomunicacoes Brasileiras S.A., ADR,
  (Telecommunications)                                    11,100         851,925
                                                                     -----------
                                                                     $ 1,351,425
                                                                     -----------
Canada -- 1.1%
TransCanada Pipelines Ltd., (Oils)                        22,000     $   385,000
BCE, Inc., (Telecommunications)                            8,000         382,000
                                                                     -----------
                                                                     $   767,000
                                                                     -----------
Chile -- 2.0%
Chilectra S.A., ADR, (Utilities --
  Electric)                                               15,000     $   798,750
Chilgener S.A., ADR, (Utilities --
  Electric)                                               17,000         354,875
Empresa Nacional de Electricidad, ADR,
  (Utilities -- Electric)                                 14,700         227,850
                                                                     -----------
                                                                     $ 1,381,475
                                                                     -----------
Italy -- 1.2%
Telecom Italia S.p.A.,
  (Telecommunications)                                   596,100     $   850,029
                                                                     -----------
Peru -- 2.0%
CPT Telefonica del Peru S.A., "B",
  (Utilities -- Telephone)                               139,200     $   259,997
Telefonica del Peru S.A., ADR,
  (Telecommunications)                                    61,250       1,156,094
                                                                     -----------
                                                                     $ 1,416,091
                                                                     -----------
Philippines -- 0.3%
Pilipino Telegraph & Telephone Corp.,
  (Telecommunications)                                   255,000     $   216,060
                                                                     -----------
Portugal -- 1.1%
Portugal Telecom S.A.,
  (Telecommunications)                                    13,200     $   376,413
Portugal Telecom S.A., ADR,
  (Telecommunications)                                    14,900         420,925
                                                                     -----------
                                                                     $   797,338
                                                                     -----------
South Korea -- 1.0%
Korea Mobile Telecom, ADR,
  (Telecommunications)                                    54,899     $   706,825
                                                                     -----------
Spain -- 2.4%
Iberdrola S.A., (Telecommunications)                      46,000     $   651,729
Empresa Nacional de Electricidad, ADR,
  (Utilities -- Electric)                                 10,500         735,000
Telefonica de Espana S.A., ADR,
  (Utilities -- Telephone)                                 4,600         318,550
                                                                     -----------
                                                                     $ 1,705,279
                                                                     -----------
United Kingdom -- 4.4%
National Grid Group, (Utilities --
  Electric)                                              195,000     $   651,444
National Power, (Utilities -- Electric)                   87,300         729,865
PowerGen PLC, (Utilities -- Electric)                    179,000       1,754,111
                                                                     -----------
                                                                     $ 3,135,420
                                                                     -----------
  Total Foreign Stocks                                               $13,006,517
                                                                     -----------

Issuer                                                   Shares            Value
U.S. Stocks -- 60.6%
Business Services -- 1.6%
Storage Trust Realty                                    41,000       $ 1,107,000
                                                                     -----------
Cellular Telephones -- 1.1%
Telephone & Data Systems, Inc.                          21,000       $   761,250
                                                                     -----------
Consumer Goods and Services -- 1.4%
Philip Morris Cos., Inc.                                 8,800       $   991,100
                                                                     -----------
Oils -- 1.2%
Noble Affiliates, Inc.                                   7,000       $   335,125
Union Pacific Resources Group, Inc.                     18,000           526,500
                                                                     -----------
                                                                     $   861,625
                                                                     -----------
Real Estate Investment Trusts -- 5.0%
Brandywine Realty Trust                                 39,900       $   778,050
First Industrial Realty Trust, Inc.                      5,900           179,213
Hospitality Properties Trust                            28,850           836,650
National Health Investors, Inc.                         15,600           590,850
Oasis Residential, Inc.                                 22,000           500,500
Prentiss Properties Trust*                              25,600           640,000
                                                                     -----------
                                                                     $ 3,525,263
                                                                     -----------
Restaurants and Lodging -- 3.9%
American General Hospitality Corp.                      40,700       $   966,625
Boykin Lodging Co.*                                     23,700           568,800
Innkeepers USA Trust                                    50,900           706,237
Winston Hotels, Inc.                                    39,100           532,738
                                                                     -----------
                                                                     $ 2,774,400
                                                                     -----------
Special Products and Services -- 0.9%
Shurgard Storage Centers Inc.                            6,000       $   177,750
Sovran Self Storage, Inc.                               15,000           468,750
                                                                     -----------
                                                                     $   646,500
                                                                     -----------
Telecommunications -- 3.1%
ICG Communications, Inc.*                               36,000       $   634,500
MFS Communications Co., Inc.*                           28,300         1,542,350
                                                                     -----------
                                                                     $ 2,176,850
                                                                     -----------
Utilities -- Electric -- 21.9%
Allegheny Power Systems, Inc.                           14,500       $   440,438
Boston Edison Co.                                       31,300           841,187
Cinergy Corp.                                           22,016           734,784
CMS Energy Corp.                                        45,700         1,536,662
Edison International                                    36,300           721,463
FPL Group, Inc.                                          9,500           437,000
GPU, Inc.                                               35,300         1,186,962
Illinova Corp.                                          43,950         1,208,625
Nipsco Industries, Inc.                                 18,100           717,213
Pacific Gas & Electric Co.                              27,800           583,800
Pinnacle West Capital Corp.                             20,850           661,988
Portland General Corp.                                  23,800           999,600
Public Service Company of Colorado                      20,300           789,162
Public Service Company of New Mexico*                   89,800         1,762,325
Sierra Pacific Resources                                71,100         2,044,125
Texas Utilities Co.                                     11,300           460,475
Unicom Corp.                                            13,000           352,625
                                                                     -----------
                                                                     $15,478,434
                                                                     -----------
Utilities -- Gas -- 12.6%
Atmos Energy Corp.                                       6,000       $   143,250
Coastal Corp.                                           13,100           640,262
Columbia Gas Systems, Inc.                              17,600         1,119,800
El Paso Natural Gas Co.                                 15,200           767,600
Energen Corp.                                            4,500           136,125
KN Energy, Inc.                                         23,000           902,750

Issuer                                                      Shares         Value
U.S. Stocks -- continued
Utilities -- Gas -- continued
PanEnergy Corp.                                         27,400       $ 1,233,000
Sonat, Inc.                                             13,000           669,500
Tejas Gas Corp.*                                         6,000           285,750
Utilicorp United, Inc.                                  33,700           909,900
Westcoast Energy, Inc.                                  26,900           450,575
Western Gas Resources, Inc.                             41,800           804,650
Williams Cos., Inc.                                     22,950           860,625
                                                                     -----------
                                                                     $ 8,923,787
                                                                     -----------
Utilities -- Telephone -- 7.9%
BellSouth Corp.                                          7,900       $   318,963
Frontier Corp.                                          17,100           386,887
GTE Corp.                                               28,500         1,296,750
MCI Communications Corp.                                46,000         1,503,625
NYNEX Corp.                                             16,000           770,000
Pacific Telesis Group                                   25,100           922,425
SBC Communications, Inc.                                 7,400           382,950
                                                                     -----------
                                                                     $ 5,581,600
                                                                     -----------
  Total U.S. Stocks                                                  $42,827,809
                                                                     -----------
  Total Common Stocks
    (Identified Cost, $48,966,770)                                   $55,834,326
                                                                     -----------
Convertible Preferred Stocks -- 0.3%
Argentina
Compania Inversiones Telephone, 7%,
  (Utilities -- Telephone)##
  (Identified Cost, $202,450)                            3,800       $   197,600
                                                                     -----------
Non-Convertible Bonds -- 18.0%
                                                  Principal Amount
                                                      (000 Omitted)
Airlines -- 0.4%
Delta Air Lines, Inc., 8.5s, 2002                          $  250   $   264,703
                                                                    -----------
Business Services -- 0.3%
Loewen Group International, Inc.,
  7.75s, 2001##                                            $  250   $   254,375
                                                                    -----------
Foreign -- U.S. Dollar Denominated -- 1.2%
Empresa Electric Del Norte, 7.75s, 2006##                  $  300   $   306,000
Empresa Electric Guacolda S.A., 7.6s, 2001##                  250       253,443
Enersis S.A., 6.9s, 2006                                      250       243,997
Hidroelectrica Alicura, 8.375s, 1999##                         25        24,750
                                                                    -----------
                                                                    $   828,190
                                                                    -----------
Forest and Paper Products -- 0.3%
Boise Cascade Co., 7.43s, 2005                             $  225   $   228,375
                                                                    -----------
Oils -- 1.8%
Husky Oil Ltd., 7.125s, 2006                               $  500   $   500,020
Tosco Corp., 7.625s, 2006                                     750       774,315
                                                                    -----------
                                                                    $ 1,274,335
                                                                    -----------
Telecommunications -- 0.4%
Continental Cablevision, Inc., 8.3s, 2006                  $  250   $   269,062
                                                                    -----------
U.S. Treasury Obligations -- 9.5%
U.S. Treasury Notes, 9.125s, 1999                          $  900   $   961,731
U.S. Treasury Notes, 7.5s, 2001                             1,615     1,700,046
U.S. Treasury Notes, 7.875s, 2004                           1,500     1,636,875
U.S. Treasury Notes, 6.5s, 2006                               400       402,188
U.S. Treasury Notes, 7s, 2006                                 100       103,891

                                                      Principal Amount
Issuer                                                 (000 Omitted)       Value
U.S. Treasury Obligations -- continued
U.S. Treasury Bonds, 12s, 2005                         $180   $   244,406
U.S. Treasury Bonds, 12s, 2013                          830     1,187,290
U.S. Treasury Bonds, 6.75s, 2026                        474       477,555
                                                              -----------
                                                              $ 6,713,982
                                                              -----------
Utilities -- Electric -- 3.4%
Arkansas Power & Light Co., 8.75s, 2026                $250   $   257,550
Coastal Corp., 7.75s, 2035                              250       254,517
First PV Funding Corp., 10.3s, 2014                     224       238,560
First PV Funding Corp., 10.15s, 2016                    270       286,875
Long Island Lighting Co., 9s, 2022                      250       263,125
Louisiana Power & Light Co., 8.75s, 2026                125       125,781
Montana Power Co., 7.875s, 2026                         250       252,188
Oryx Energy Co., 10s, 2001                              250       274,422
System Energy Resources, 7.38s, 2000                    250       249,263
Texas & New Mexico Power Co., 12.5s, 1999                50        54,318
UtiliCorp. United, Inc., 8.45s, 1999                    100       104,613
                                                              -----------
                                                              $ 2,361,212
                                                              -----------
Utilities -- Gas -- 0.7%
Louis Dreyfus Natural Gas Corp.,
  9.25s, 2004                                          $250   $   262,907
Transcontinental Gas Pipe Line,
  7.25s, 2026                                           250       246,250
                                                              -----------
                                                              $   509,157
                                                              -----------
  Total Non-Convertible Bonds
    (Identified Cost, $13,045,365)                            $12,703,391
                                                              -----------
Short-Term Obligation -- 0.3%
Ford Motor Credit Corp., due
  1/2/97, at Amortized Cost                            $230   $   229,955
                                                              -----------
  Total Investments
    (Identified Cost, $62,444,540)                            $68,965,272
Other Assets,
Less Liabilities -- 2.4%                                        1,714,906
                                                              -----------
  Net Assets -- 100.0%                                        $70,680,178
                                                              ===========

          See portfolio footnotes and notes to financial statements


Portfolio of Investments -- December 31, 1996
Value Series
Stocks -- 75.0%

Issuer                                                     Shares          Value
U.S. Stocks -- 66.3%
Aerospace -- 3.0%
AlliedSignal, Inc.                                          2,000       $134,000
B.E. Aerospace, Inc.*                                      11,100        301,087
Raytheon Co.                                                1,500         72,188
                                                                        --------
                                                                        $507,275
                                                                        --------
Advertising -- 0.8%
Outdoor Systems, Inc.                                       4,550       $127,969
                                                                        --------
Agricultural Products -- 1.4%
AGCO Corp.                                                  4,500       $128,813
Case Corp.                                                  1,800         98,100
                                                                        --------
                                                                        $226,913
                                                                        --------
Airlines
Midwest Express Holdings, Inc.                                200       $  7,200
                                                                        --------
Automotive -- 2.3%
Ford Motor Co.                                              4,400       $140,250
Goodrich (B.F.) Co.                                         3,500        141,750
Harvard Industries, Inc., "B"*                             22,800        102,600
                                                                        --------
                                                                        $384,600
                                                                        --------
Banks and Credit Companies -- 1.3%
Wells Fargo & Co.                                             800       $215,800
                                                                        --------
Building -- 0.6%
Newport News Shipbuilding Inc.                              7,100       $106,500
                                                                        --------
Business Machines -- 0.8%
Sun Microsystems, Inc.*                                     4,900       $125,869
                                                                        --------
Business Services -- 3.2%
ADT Ltd.*                                                  15,700       $359,137
ALCO Standard Corp.                                         3,300        170,362
Sabre Group Holding, Inc., "A"*                               100          2,788
                                                                        --------
                                                                        $532,287
                                                                        --------
Cellular Telephones -- 0.7%
Telephone & Data Systems, Inc.                              3,200       $116,000
                                                                        --------
Chemicals -- 1.2%
Betzdearborn, Inc.                                            300       $ 17,550
Dexter Corp.                                                4,500        143,438
NL Industries, Inc.                                         3,600         39,150
                                                                        --------
                                                                        $200,138
                                                                        --------
Computer Software -- Systems -- 2.6%
Adobe Systems, Inc.                                         2,600       $ 97,175
Cerner Corp.                                                4,800         74,400
Sybase, Inc.*                                              15,600        260,325
                                                                        --------
                                                                        $431,900
                                                                        --------
Consumer Goods and Services -- 3.3%
Philip Morris Cos., Inc.                                    1,620       $182,452
Tyco International Ltd.                                     6,200        327,825
UST, Inc.                                                   1,200         38,850
                                                                        --------
                                                                        $549,127
                                                                        --------
Containers -- 0.3%
Stone Container Corp.                                       3,800       $ 56,525
                                                                        --------
Defense Electronics -- 0.1%
Loral Space & Communications Corp.*                           900       $ 16,538
                                                                        --------
Electrical Equipment -- 0.2%
Honeywell, Inc.                                               200       $ 13,150
Rofin-Sinar Technologies Inc.                               2,000         23,500
                                                                        --------
                                                                        $ 36,650
                                                                        --------
Electronics -- 2.4%
Analog Devices, Inc.*                                       1,300       $ 44,037
Atmel Corp.*                                                5,400        178,875
Intel Corp.                                                   900        117,844

Issuer                                                        Shares       Value
U.S. Stocks -- continued
Electronics -- continued
Kulicke & Soffa Industries Inc.                                1,200    $ 22,800
LTX Corp.                                                      6,200      36,425
                                                                        --------
                                                                        $399,981
                                                                        --------
Entertainment -- 4.6%
American Radio Systems Corp., "A"*                             3,700    $100,825
Casino America, Inc.                                           5,200      16,575
Central European Media Enterprises Ltd.                        4,500     142,875
Chancellor Broadcast Corp., "A"*                               2,100      49,875
Cox Radio, Inc., "A"*                                          1,500      26,250
EZ Communications, Inc., "A"                                   2,000      73,250
Golden Bear Golf, Inc.*                                          300       3,375
Harrah's Entertainment, Inc.*                                  7,900     157,012
Harveys Casino Resorts                                         1,300      21,938
LIN Television Corp.*                                          3,400     143,650
Showboat, Inc.                                                 1,700      29,325
Univision Communications, Inc., "A"*                             100       3,700
                                                                        --------
                                                                        $768,650
                                                                        --------
Financial Institutions -- 3.2%
Beneficial Corp.                                               2,500    $158,438
Federal Home Loan Mortgage Corp.                               2,100     231,262
Union Planters Corp.                                           3,600     140,400
                                                                        --------
                                                                        $530,100
                                                                        --------
Food and Beverage Products -- 0.9%
Earthgrains Co.                                                  600    $ 31,350
Interstate Bakeries Corp.                                      2,400     117,900
                                                                        --------
                                                                        $149,250
                                                                        --------
Forest and Paper Products -- 1.1%
Kimberly-Clark Corp.                                           2,000    $190,500
                                                                        --------
Insurance -- 3.5%
Chubb Corp.                                                    2,300    $123,625
Cigna Corp.                                                      700      95,637
ITT Hartford Group, Inc.                                       1,900     128,250
PennCorp Financial Group, Inc.                                 6,400     230,400
                                                                        --------
                                                                        $577,912
                                                                        --------
Machinery -- 0.7%
Greenfield Industries Inc.                                       500    $ 15,313
Stewart & Stevenson Services, Inc.                             3,700     107,762
                                                                        --------
                                                                        $123,075
                                                                        --------
Medical and Health Products -- 2.4%
Lilly (Eli) & Co.                                                400    $ 29,200
Pharmacia & Upjohn, Inc.                                       4,200     166,425
Rhone-Poulenc Rorer, Inc.                                      2,200     171,875
Uromed Corp.                                                   3,400      33,150
                                                                        --------
                                                                        $400,650
                                                                        --------
Medical and Health Technology and Services -- 2.8%
Beverly Enterprises, Inc.                                      1,000    $ 12,750
Pacificare Health Systems, Inc., "A"*                            800      65,000
Regency Health Services, Inc.                                  3,500      33,687
St. Jude Medical, Inc.*                                        5,600     238,700
United Healthcare Corp.                                        2,700     121,500
                                                                        --------
                                                                        $471,637
                                                                        --------
Oil Services -- 0.3%
Tidewater, Inc.                                                1,000    $ 45,250
                                                                        --------
Oils -- 2.2%
Atlantic Richfield Co.                                           200    $ 26,500
Occidental Petroleum Corp.                                     5,500     128,563

Issuer                                                    Shares           Value
U.S. Stocks -- continued
Oils -- continued
SEACOR Holdings, Inc.                                      1,200     $    75,600
Texaco, Inc.                                               1,400         137,375
                                                                     -----------
                                                                     $   368,038
                                                                     -----------
Photographic Products -- 0.5%
Eastman Kodak Co.                                          1,000     $    80,250
                                                                     -----------
Printing and Publishing -- 1.7%
Gannett Co., Inc.                                          1,700     $   127,287
Pulitzer Publishing Co.                                    2,066          95,811
Scripps (E.W.) Howard, Inc.                                1,900          66,500
                                                                     -----------
                                                                     $   289,598
                                                                     -----------
Railroads -- 1.8%
Burlington Northern Santa Fe Railway
  Co                                                       1,600     $   138,200
Wisconsin Central Transportation Corp.*                    3,900         154,538
                                                                     -----------
                                                                     $   292,738
                                                                     -----------
Restaurants and Lodging -- 5.2%
FelCor Suite Hotels, Inc.                                  1,200     $    42,450
Host Marriott Corp.                                       25,000         400,000
Prime Hospitality Corp.                                   12,100         195,112
Promus Hotel Corp.*                                        4,400         130,350
Renaissance Hotel Group N.V.*                              1,300          30,550
Servico, Inc.                                              4,000          64,500
                                                                     -----------
                                                                     $   862,962
                                                                     -----------
Stores -- 2.8%
Ann Taylor Stores Corp.*                                   4,500     $    78,750
Gymboree Corp.*                                            3,100          70,912
Rite Aid Corp.                                             4,300         170,925
Sears, Roebuck & Co.                                       2,800         129,150
Talbots, Inc.                                                800          22,900
                                                                     -----------
                                                                     $   472,637
                                                                     -----------
Supermarkets -- 1.1%
Vons Cos., Inc.*                                           3,200     $   191,600
                                                                     -----------
Telecommunications -- 7.1%
Cabletron Systems, Inc.*                                   3,700     $   123,025
Cellular Communications International                     24,200         701,800
MCI Communications Corp.                                   9,300         303,994
U.S. Robotics Corp.*                                         700          50,400
                                                                     -----------
                                                                     $ 1,179,219
                                                                     -----------
Utilities -- Electric -- 0.2%
CMS Energy Corp.                                             800     $    26,900
Illinova Corp.                                               400          11,000
                                                                     -----------
                                                                     $    37,900
                                                                     -----------
  Total U.S. Stocks                                                  $11,073,238
                                                                     -----------
Foreign Stocks -- 8.7%
Finland -- 0.2%
Huhtamaki OY (Conglomerates)                                 800     $    37,200
                                                                     -----------
France -- 0.8%
Union des Assurances Federales S.A
  (Insurance)                                              1,100     $   135,750
                                                                     -----------
Hong Kong -- 1.2%
Cafe De Coral Holding (Electrical
  Equipment)                                             166,000     $    44,537
Giordano International Ltd. (Stores)                      30,000          25,601
Wharf Holdings Ltd. (Real Estate)                         12,000          59,891
Wing Hang Bank Ltd. (Banks and Credit
  Companies)                                              13,500          61,269
                                                                     -----------
                                                                     $   191,298
                                                                     -----------

Issuer                                                      Shares         Value
Foreign Stocks -- continued
Italy -- 0.3%
Fila Holdings S.p.A., ADR (Apparel and
  Textiles)                                                    500   $    29,063
Olivetti Group (Office Equipment)                           61,100        21,530
                                                                     -----------
                                                                     $    50,593
                                                                     -----------
New Zealand -- 1.9%
Lion Nathan Ltd. (Food and Beverage
  Products)                                                 19,200   $    45,985
Liu Chong Hing Bank (Financial
  Institutions)                                             16,000        26,687
Sky City Ltd. (Entertainment)                                5,700        31,049
Tranz Rail Holdings Ltd. ADR,
  (Railroads)                                               11,800       208,712
                                                                     -----------
                                                                     $   312,433
                                                                     -----------
Philippines -- 0.1%
Pilipino Telegraph & Telephone Corp.
  (Telecommunications)                                      27,000   $    22,877
                                                                     -----------
Portugal -- 0.1%
Banco Totta e Acores (Financial
  Institutions)##                                              800   $    15,092
                                                                     -----------
South Korea -- 1.1%
Korea Electric Power Corp., ADR
  (Utilities -- Electric)                                    4,700   $    96,350
Korea Mobile Telecom, ADR
  (Telecommunications)                                       6,180        79,568
                                                                     -----------
                                                                     $   175,918
                                                                     -----------
Sweden -- 0.9%
Enator AB (Computer Software --
  Systems)                                                     580   $    14,638
Enator AB (Computer Software --
  Systems)*                                                  3,500        89,619
Nobel Biocare AB (Medical and Health
  Products)                                                  2,800        49,303
                                                                     -----------
                                                                     $   153,560
                                                                     -----------
United Kingdom -- 2.1%
British Petroleum PLC, ADR (Oils)                            1,050   $   148,444
Jarvis Hotels PLC (Restaurants and
  Lodging)*+                                                27,600        76,128
Kwik-Fit Holdings PLC (Retail)                               9,400        35,026
Storehouse PLC (Retail)                                      8,200        36,315
PowerGen PLC (Utilities -- Electric)                         5,663        55,494
                                                                     -----------
                                                                     $   351,407
                                                                     -----------
  Total Foreign Stocks                                               $ 1,446,128
                                                                     -----------
  Total Stocks
    (Identified Cost, $12,036,837)                                   $12,519,366
                                                                     -----------
Bonds -- 1.4%
Entertainment
                                                     Principal Amount
                                                      (000 Omitted)
Harrah's Jazz Co., 14.25s, 2001
  (Identified Cost, $257,020)                          $   494       $   242,677
                                                                     -----------
Equity Put Options Purchased -- 1.1%
Description/Expiration Month/Strike Price
Standard & Poor's 500 Index/
  September/800                                        $     2       $    93,750
Standard & Poor's 500 Index/
  September/775                                              2            83,513
                                                                     -----------
  Total Equity Put Options Purchased
    (Premiums Paid, $171,447)                                        $   177,263
                                                                     -----------
                                                   Principal Amount
Issuer                                             (000 Omitted)       Value
Short-Term Obligation -- 20.9%
Federal Home Loan Bank, due
  1/02/97, at Amortized Cost                           3,500         $ 3,499,490
                                                                     -----------
  Total Investments
    (Identified Cost, $15,964,794)                                   $16,438,796
Other Assets,
Less Liabilities -- 1.6%                                                 261,059
                                                                     -----------
  Net Assets -- 100.0%                                               $16,699,855
                                                                     ===========

          See portfolio footnotes and notes to financial statements

Portfolio of Investments -- December 31, 1996
World Asset Allocation Series
Stocks -- 59.2%

Issuer                                                    Shares           Value
Foreign Stocks -- 43.7%
Australia -- 1.6%
Q.B.E. Insurance Group Ltd.
  (Insurance)                                            132,245      $  695,991
Seven Network Ltd. (Entertainment)                       156,000         531,243
                                                                      ----------
                                                                      $1,227,234
                                                                      ----------
Canada -- 1.3%
Canadian National Railway Co.
  (Railroads)                                             27,000      $1,026,000
                                                                      ----------
Chile -- 0.4%
Chilectra S.A., ADR (Utilities --
  Electric)                                                6,500      $  346,125
                                                                      ----------
Finland -- 1.4%
Aamulehti Yhtymae OY II (Publishing)                       8,500      $  258,578
Huhtamaki OY (Conglomerates)                               7,000         325,503
TT Tieto OY (Computer Software --
  Systems)                                                 5,700         481,678
                                                                      ----------
                                                                      $1,065,759
                                                                      ----------
France -- 2.9%
Michelin (C.G.D.E.), "B" (Tire and
  Rubber)                                                  7,600      $  410,482
Rhone-Poulenc Rorer, Inc. (Medical
  and Health Products)                                    10,300         804,688
TOTAL S.A., "B" (Oils)                                     4,200         341,766
Union des Assurances Federales S.A
  (Insurance)                                              5,500         678,750
                                                                      ----------
                                                                      $2,235,686
                                                                      ----------
Germany -- 2.0%
Adidas AG (Apparel and Textiles)                           9,300      $  803,965
Henkel Kgaa, Preferred (Consumer
  Goods and Services)                                      8,150         409,487
Volkswagen AG (Automotive)                                   825         343,191
                                                                      ----------
                                                                      $1,556,643
                                                                      ----------
Greece -- 0.3%
Hellenic Telecom (Telecommunications)                     14,600      $  249,692
                                                                      ----------
Hong Kong -- 2.4%
Asia Satellite Telecommunications
  (Telecommunications)                                    11,800      $  275,825
Giordano International Ltd. (Stores)                     361,000         308,068
Hong Kong Electric Holdings Ltd.
  (Utilities -- Electric)                                 78,000         259,193
Hong Kong Land Holdings Ltd. (Real
  Estate)                                                112,515         312,792
Peregrine Investment Holdings
  (Finance)                                              131,000         224,431
Wing Hang Bank Ltd. (Banks and Credit
  Companies)                                             111,000         503,763
                                                                      ----------
                                                                      $1,884,072
                                                                      ----------
Indonesia -- 0.2%
Semen Gresik (Building Materials)                         36,500      $  117,493
                                                                      ----------
Italy -- 1.0%
Telecom Italia S.p.A
  (Telecommunications)                                   432,000      $  616,025
Telecom Italia S.p.A., Saving Shares
  (Telecommunications)                                    57,000         143,978
                                                                      ----------
                                                                      $  760,003
                                                                      ----------

Issuer                                                    Shares           Value
Foreign Stocks -- continued
Japan -- 8.6%
Bridgestone Corp. (Tire and Rubber)                       23,000      $  437,338
Canon, Inc. (Consumer Goods and
  Services)                                               32,000         708,038
DDI Corp. (Telecommunications)                               137         907,018
East Japan Railway Co. (Railroads)                            70         315,212
Eisai Co., Ltd. (Pharmaceuticals)                         14,000         275,886
Kinki Coca-Cola Bottling (Beverages)                      15,000         177,615
Kirin Beverage Corp. (Beverages)                          24,000         323,595
Matsushita Electric Industrial Co.
  (Electrical Equipment)                                  18,000         294,036
Murata Manufacturing Co., Ltd.
  (Electrical Equipment)                                   8,000         266,206
Nitto Denko Corp. (Industrials)                           33,000         484,875
Omron Corp. (Electronics)                                 19,000         357,995
Osaka Sanso Kogyo Ltd. (Chemicals)                        77,000         226,275
Takeda Chemical Industries
  (Chemicals)                                             36,000         756,093
TDK Corp. (Special Products and
  Services)                                                8,000         522,040
Ushio, Inc. (Electronics)                                 49,000         533,621
                                                                      ----------
                                                                      $6,585,843
                                                                      ----------
Malaysia -- 0.5%
New Straits Times Press Berhad
  (Printing and Publishing)                               67,500      $  390,297
                                                                      ----------
Netherlands -- 1.1%
IHC Caland NV (Transportation)                             5,700      $  325,837
Royal Dutch Petroleum Co. (Oils)                           3,000         526,294
                                                                      ----------
                                                                      $  852,131
                                                                      ----------
New Zealand -- 1.4%
Lion Nathan Ltd. (Food and Beverage
  Products)                                               66,700      $  159,749
Liu Chong Hing Bank (Financial
  Institutions)                                          221,000         368,619
Sky City Ltd. (Entertainment)                             98,300         535,451
                                                                      ----------
                                                                      $1,063,819
                                                                      ----------
Peru -- 0.4%
Telefonica del Peru S.A., ADR
  (Telecommunications)                                    14,350      $  270,856
                                                                      ----------
Philippines -- 0.5%
Alsons Cement Corp. (Construction
  Services)##                                            498,000      $  194,383
Pilipino Telegraph & Telephone Corp.
  (Telecommunications)                                   242,000         205,046
                                                                      ----------
                                                                      $  399,429
                                                                      ----------
Portugal -- 0.4%
Banco Totta e Acores (Financial
  Institutions)##                                         17,000      $  320,697
                                                                      ----------
Singapore -- 0.9%
Hong Leong Finance Ltd. (Financial
  Institutions)+                                           5,000      $   17,372
Mandarin Oriental International, Ltd.
  (Restaurants and Lodging)                              176,000         248,160
Singapore Finance (Financial
  Institutions)                                          268,000         431,084
                                                                      ----------
                                                                      $  696,616
                                                                      ----------

Issuer                                                   Shares            Value
Foreign Stocks -- continued
South Korea -- 1.1%
Korea Electric Power Corp. (Utilities
  -- Electric)                                           13,500      $   394,184
Korea Mobile Telecommunications
  (Telecommunications)                                      450          450,588
                                                                     -----------
                                                                     $   844,772
                                                                     -----------
Spain -- 2.0%
Acerinox S.A. (Iron and Steel)                            4,430      $   639,923
Cubiertas y Mzov S.A. (Consumer Goods
  and Services)                                           4,600          354,200
Repsol S.A. (Oils)                                       13,700          525,341
                                                                     -----------
                                                                     $ 1,519,464
                                                                     -----------
Sweden -- 4.0%
ABB AB, "B", (Electrical Equipment)                       8,200       $  928,892
Astra AB, Free Shares, "B"
  (Pharmaceuticals)                                      18,100          873,793
Enator AB (Computer Software --
  Systems)                                                3,260           82,278
Enator AB (Computer Software --
  Systems)*                                              16,300          417,366
Nobel Biocare AB (Medical and Health
  Products)                                              11,400          200,734
Sparbanken Sverige AB (Banks)                            32,000          549,376
                                                                     -----------
                                                                     $ 3,052,439
                                                                     -----------
Switzerland -- 0.7%
Novartis AG (Pharmaceuticals)*                              469      $   537,700
                                                                     -----------
Thailand -- 0.4%
Siam City Cement Co. Ltd. (Building
  Materials)                                              13,400     $    70,012
Total Access Communications Public
  Co., Ltd. (Telecommunications)                          35,000         241,500
                                                                     -----------
                                                                     $   311,512
                                                                     -----------
United Kingdom -- 8.0%
ASDA Group PLC (Retail)                                  382,000     $   804,964
British Aerospace PLC (Aerospace)                         32,700         715,957
British Petroleum PLC (Oils)                              48,373         580,108
British Petroleum PLC, ADR (Oils)                          1,700         240,338
Capital Radio PLC (Broadcasting)                          19,200         178,611
Jarvis Hotels PLC (Restaurants and
  Lodging)*+                                              96,500         266,171
Kwik-Fit Holdings PLC (Retail)                           117,000         435,967
Lloyds TSB Group PLC (Banks and
  Credit Companies)                                       62,676         462,793
PowerGen PLC (Utilities -- Electric)                     194,544       1,906,435
Storehouse PLC (Retail)                                  127,750         565,756
                                                                     -----------
                                                                     $ 6,157,100
                                                                     -----------
Venezuela -- 0.2%
Compania Anonima Nacional Telefonos
  de Venezuela, ADR
  (Telecommunications)*                                    5,900     $   165,937
                                                                     -----------
  Total Foreign Stocks                                               $33,637,319
                                                                     -----------

Issuer                                                     Shares          Value
U.S. Stocks -- 15.5%
Aerospace -- 0.5%
AlliedSignal, Inc.                                         2,000        $134,000
Boeing Co.                                                 1,700         180,837
Raytheon Co.                                               1,500          72,188
                                                                        --------
                                                                        $387,025
                                                                        --------
Apparel and Textiles -- 0.2%
Nike, Inc., "B"                                             2,600       $155,350
                                                                        --------
Automotive -- 0.5%
Ford Motor Co.                                              4,600       $146,625
Goodrich (B.F.) Co.                                         5,100        206,550
                                                                        --------
                                                                        $353,175
                                                                        --------
Banks and Credit Companies -- 0.3%
Wells Fargo & Co.                                             800       $215,800
                                                                        --------
Building -- 0.2%
Newport News Shipbuilding Inc.                              8,300       $124,500
                                                                        --------
Business Machines -- 0.1%
Sun Microsystems, Inc.*                                     4,600       $118,163
                                                                        --------
Business Services -- 0.5%
ADT Ltd.*                                                  10,200       $233,325
ALCO Standard Corp.                                         3,200        165,200
                                                                        --------
                                                                        $398,525
                                                                        --------
Cellular Telephones -- 0.3%
Telephone & Data Systems, Inc.                              5,400       $195,750
                                                                        --------
Chemicals -- 0.3%
Betzdearborn, Inc.                                            600       $ 35,100
du Pont (E. I.) de Nemours & Co.,
  Inc                                                       2,100        198,188
                                                                        --------
                                                                        $233,288
                                                                        --------
Computer Software -- Systems -- 0.9%
Adobe Systems, Inc.                                            800      $ 29,900
Oracle Systems Corp.*                                        7,400       308,950
Sybase, Inc.*                                               20,600       343,762
                                                                        --------
                                                                        $682,612
                                                                        --------
Consumer Goods and Services -- 1.1%
Colgate-Palmolive Co.                                        1,300      $119,925
Philip Morris Cos., Inc.                                     2,600       292,825
Tyco International Ltd.                                      6,900       364,837
UST, Inc.                                                    2,400        77,700
                                                                        --------
                                                                        $855,287
                                                                        --------
Containers -- 0.1%
Stone Container Corp.                                        4,200      $ 62,475
                                                                        --------
Electronics -- 0.5%
Atmel Corp.*                                                 7,900      $261,687
Intel Corp.                                                    900       117,844
                                                                        --------
                                                                        $379,531
                                                                        --------
Entertainment -- 1.2%
Casino America, Inc.                                         1,931      $  6,155
Chancellor Broadcast Corp., "A"*                               100         2,375
Clear Channel Communications, Inc.*                          3,600       130,050
Harrah's Entertainment, Inc.*                               24,300       482,963
LIN Television Corp.*                                        6,300       266,175
Showboat, Inc.                                               4,100        70,725
                                                                        --------
                                                                        $958,443
                                                                        --------
Financial Institutions -- 0.8%
Beneficial Corp.                                             3,300      $209,138
Federal Home Loan Mortgage Corp.                             1,650       181,706
Union Planters Corp.                                         6,700       261,300
                                                                        --------
                                                                        $652,144
                                                                        --------

Issuer                                                     Shares          Value

Food and Beverage Products -- 0.5%
Interstate Bakeries Corp.                                      1,500    $ 73,687
PepsiCo, Inc.                                                  9,500     277,875
                                                                        --------
                                                                        $351,562
                                                                        --------
Forest and Paper Products -- 0.2%
Kimberly-Clark Corp.                                           1,400    $133,350
                                                                        --------
Insurance -- 0.8%
Chubb Corp.                                                    2,700    $145,125
Cigna Corp.                                                      900     122,962
ITT Hartford Group, Inc.                                       1,600     108,000
Highlands Insurance Group, Inc.                                  200       4,050
PennCorp Financial Group, Inc.                                 7,600     273,600
                                                                        --------
                                                                        $653,737
                                                                        --------
Leisure
Argosy Gaming Corp.*                                           1,900    $  8,788
                                                                        --------
Machinery -- 0.2%
Stewart & Stevenson Services, Inc.                             4,800    $139,800
                                                                        --------
Medical and Health Products -- 0.7%
Pharmacia & Upjohn, Inc.                                      14,400    $570,600
                                                                        --------
Medical and Health Technology and Services -- 1.0%
Pacificare Health Systems, Inc., "B"*                          1,400    $119,350
St. Jude Medical, Inc.*                                       11,600     494,450
United Healthcare Corp.                                        2,900     130,500
                                                                        --------
                                                                        $744,300
                                                                        --------
Oil Services -- 0.2%
Tidewater, Inc.                                                3,200    $144,800
                                                                        --------
Oils -- 0.6%
Mobil Corp.                                                    1,300    $158,925
Occidental Petroleum Corp.                                     6,200     144,925
Texaco, Inc.                                                   1,700     166,812
                                                                        --------
                                                                        $470,662
                                                                        --------
Photographic Products -- 0.3%
Eastman Kodak Co.                                              2,700    $216,675
                                                                        --------
Printing and Publishing -- 0.3%
Gannett Co., Inc.                                              1,900    $142,263
Scripps (E.W.) Howard, Inc.                                    1,700      59,500
                                                                        --------
                                                                        $201,763
                                                                        --------
Railroads -- 0.5%
Burlington Northern Santa Fe Railway Co                        2,300    $198,662
Wisconsin Central Transportation Corp.*                        3,800     150,575
                                                                        --------
                                                                        $349,237
                                                                        --------
Restaurants and Lodging -- 0.8%
FelCor Suite Hotels, Inc.                                        400    $ 14,150
Host Marriott Corp.                                           26,400     422,400
Promus Hotel Corp.*                                            7,400     219,225
                                                                        --------
                                                                        $655,775
                                                                        --------
Stores -- 0.4%
Rite Aid Corp.                                                 5,100    $202,725
Sears, Roebuck & Co.                                           2,800     129,150
                                                                        --------
                                                                        $331,875
                                                                        --------
Supermarkets -- 0.4%
Vons Cos., Inc.*                                               4,900    $293,388
                                                                        --------
Telecommunications -- 0.3%
Cabletron Systems, Inc.*                                       4,900    $162,925
Cellular Communications International                          1,700      49,300
                                                                        --------
                                                                        $212,225
                                                                        --------

Issuer                                                     Shares          Value

Stocks -- continued
U.S. Stocks -- continued
Utilities -- Electric -- 0.3%
CMS Energy Corp.                                               2,600    $ 87,425
Illinova Corp.                                                 6,700     184,250
                                                                        --------
                                                                        $271,675
                                                                        --------
Utilities -- Telephone -- 0.5%
MCI Communications Corp.                                      12,800    $418,400
                                                                     -----------
  Total U.S. Stocks                                                  $11,940,680
                                                                     -----------
  Total Stocks
    (Identified Cost, $42,313,677)                                   $45,577,999
                                                                     -----------
Bonds -- 16.8%

                                 Principal
                                   Amount
                               (000 Omitted)
Foreign Bonds -- 7.7%
Australia -- 0.9%
Commonwealth of Australia, 9.75s, 2002     AUD                650       $575,307
Commonwealth of Australia, 9.5s, 2003                         150        132,763
                                                                        --------
                                                                        $708,070
                                                                        --------
Belgium -- 0.5%
Kingdom of Belgium, 8.75s, 2002           BEF               1,495       $ 55,612
Kingdom of Belgium, 7.25s, 2004                             8,910        310,288
                                                                        --------
                                                                        $365,900
                                                                        --------
Canada -- 1.2%
Government of Canada, 7.5s, 2003          CAD                 715       $564,309
Government of Canada, 7s, 2006                                500        380,573
                                                                        --------
                                                                        $944,882
                                                                        --------
Denmark -- 0.6%
Kingdom of Denmark, 6s, 1999              DKK                 719       $126,925
Kingdom of Denmark, 9s, 2000                                  444         85,882
Kingdom of Denmark, 8s, 2001                                  725        136,689
Kingdom of Denmark, 7s, 2007                                  614        106,044
                                                                        --------
                                                                        $455,540
                                                                        --------
France -- 0.5%
Government of France, 7s, 2000            FRF               1,649       $348,338
                                                                        --------
Germany -- 1.1%
Federal Republic of Germany, 7.125s, 2002 DEM                 401       $286,056
Federal Republic of Germany, 6.5s, 2005                       428        291,547
Treuhandanstalt Obligationen, 6.375s, 1999                    417        287,441
                                                                        --------
                                                                        $865,044
                                                                        --------
Ireland -- 0.5%
Republic of Ireland, 6.25s, 1999          IEP                  50       $ 85,201
Republic of Ireland, 8s, 2000                                 150        270,856
Republic of Ireland, 6.5s, 2001                                10         17,218
                                                                        --------
                                                                        $373,275
                                                                        --------

                                         Principal Amount
Issuer                                     (000 Omitted)                 Value
Foreign Bonds -- continued
Italy -- 0.8%
Republic of Italy, 9.5s, 2001                    ITL      825,000     $  597,456
Republic of Italy, 9.5s, 2006                               5,000          3,732
                                                                      ----------
                                                                      $  601,188
                                                                      ----------
Mexico -- 0.3%
United Mexican States, 7.563s, 2001##            $            250     $  250,575
                                                                      ----------
Spain -- 0.5%
Government of Spain, 8.4s, 2001                  ESP       19,610     $  165,115
Government of Spain, 10.5s, 2003                           18,330        171,515
                                                                      ----------
                                                                      $  336,630
                                                                      ----------
Sweden -- 0.3%
Kingdom of Sweden, 10.25s, 2000                  SEK        1,400     $  236,963
                                                                      ----------
United Kingdom -- 0.5%
United Kingdom Treasury, 7s, 2001                GBP          110     $  186,509
United Kingdom Treasury, 9.75s, 2002                          115        218,322
                                                                      ----------
                                                                      $  404,831
                                                                      ----------
  Total Foreign Bonds                                                 $5,891,236
                                                                      ----------
U.S. Bonds -- 9.1%
Aerospace -- 0.3%
BE Aerospace, Inc., 9.875s, 2006                             $250     $  262,500
                                                                      ----------
Automotive -- 0.7%
Exide Corp., 10s, 2005                                       $250     $  259,375
SPX Corp., 11.75s, 2002                                       250        279,375
                                                                      ----------
                                                                      $  538,750
                                                                      ----------
Building -- 1.0%
American Standard, Inc., 1s, 2005                            $250     $  232,500
Building Materials Corp., 1s, 2004                            300        259,500
Nortek, Inc., 9.875s, 2004                                    250        252,500
                                                                      ----------
                                                                      $  744,500
                                                                      ----------
Chemicals -- 0.3%
NL Industries, Inc., 11.75s, 2003                            $250     $  265,000
                                                                      ----------
Conglomerates -- 0.3%
E & S Holdings Corp., 10.375s, 2006##                        $200     $  207,500
                                                                      ----------
Consumer Goods and Services -- 1.6%
FoodBrands America, Inc., 10.75s, 2006                       $400     $  420,000
Revlon, Inc., 10.5s, 2003                                     200        210,000
Sealy Corp., 9.5s, 2003                                       350        353,500
Westpoint Stevens, Inc., 9.375s, 2005                         250        257,500
                                                                      ----------
                                                                      $1,241,000
                                                                      ----------
Containers -- 1.0%
Owens-Illinois, Inc., 11s, 2003                              $200     $  222,500
Silgan Corp., 11.75s, 2002                                    250        266,250
Stone Container Corp., 10.75s, 2002                           250        263,437
                                                                      ----------
                                                                      $  752,187
                                                                      ----------


                                         Principal Amount
Issuer                                     (000 Omitted)                 Value

U.S. Bonds -- continued
Entertainment -- 0.3%
Cinemark USA, Inc., 9.625s, 2008                              $250   $   250,000
                                                                     -----------
Machinery -- 0.3%
AGCO Corp., 8.5s, 2006                                        $250   $   256,563
                                                                     -----------
Medical and Health Technology and Services -- 0.3%
Tenet Healthcare Corp., 10.125s, 2005                         $200   $   221,500
                                                                    -----------
Oil Services -- 0.4%
Mesa Operating Co., 10.625s, 2006                             $250   $   271,250
                                                                    -----------
Oils -- 0.3%
Gulf Canada, 9.25s, 2004                                      $250   $   264,375
                                                                     -----------
Special Products and Services -- 0.7%
IMO Industries, Inc., 11.75s, 2006                            $250   $   232,500
Synthetic Industries, Inc., 12.75s, 2002                      $250       275,625
                                                                    -----------
                                                                     $   508,125
                                                                    -----------
Steel -- 0.7%
Kaiser Aluminum & Chemical Corp., 9.875s, 2002                $500   $   512,500
                                                                    -----------
Stores -- 0.3%
Jitney Jungle Stores of America, Inc., 12s, 2006              $250   $   264,375
Supermarkets -- 0.6%                                                 -----------
Grand Union Co., 12s, 2004                                    $250   $   263,750
Ralph's Grocery Co., 10.45s, 2004                              200       212,750
                                                                     $   476,500
                                                                     -----------
  Total U.S. Bonds                                                   $ 7,036,625
                                                                     -----------
  Total Bonds
    (Identified Cost, $12,166,060)                                   $12,927,861
                                                                     -----------
Preferred Stock -- 0.3%

                                                          Shares
Entertainment
Time Warner, Inc., "K", 10.25%
  (Identified Cost, $267,187)                                 250    $   271,250
                                                                     -----------
Warrants
Finance --
Peregrine Investment Holdings
  (Identified Cost, $1,215)                                 9,800    $     3,136
                                                                     -----------
Short-Term Obligations -- 23.1%
Federal Home Loan Bank, due 1/02/97                         3,475    $ 3,474,493
Federal Home Loan Mortgage Corp.,
  due 1/03/97-1/07/97                                       9,670      9,663,074
Federal National Mortgage Assn.,
  due 1/14/97                                               4,650      4,640,765
                                                                     -----------
  Total Short-Term Obligations, at
    Amortized Cost                                                   $17,778,332
                                                                     -----------

Call Options Purchased
                                              Principal Amount
                                                of Contracts
Description/Expiration Month/Strike Price      (000 Omitted)            Value

Italian Lire/Deutsche Marks January/995     ITL       373,127    $      1,866
Japanese Government Bonds January/104.076   JPY        35,000           2,800
 February/116.8                                        32,000           2,336
 March/114.25                                          33,000           1,320
 March/115.106                                         32,000           1,568
                                                                  -----------
  Total Call Options
    Purchased (Premiums Paid, $13,566)                           $      9,890
                                                                  -----------
  Total Investments
    (Identified Cost, $72,540,037)                               $ 76,568,468
                                                                  -----------
Put Options Written
Japanese Government Bonds
 January/104.076                            JPY        35,000    $     (1,085)
 February/116.8                                        32,000          (1,120)
 March/114.25                                          33,000          (5,148)
 March/115.106                                         32,000          (5,184)
                                                                  -----------
  Total Put Options Written
    (Premiums Received, $12,640)                                 $    (12,537)
                                                                  -----------
Other Assets,
Less Liabilities -- 0.6%                                         $    459,854
                                                                  -----------
  Net Assets -- 100.0%                                           $ 77,015,785
                                                                 ============

          See portfolio footnotes and notes to financial statements

Portfolio of Investments -- December 31, 1996
World Governments Series
Bonds -- 96.6%

Bonds -- continued

                                   Principal Amount
Issuer                               (000 Omitted)                    Value

Foreign Bonds -- 78.2%
Australia -- 6.3%
Commonwealth of Australia,
  8.75s, 2001                       AUD      3,985                 $ 3,370,489
Commonwealth of Australia,
  9.75s, 2002                                6,350                   5,620,303
                                                                   -----------
                                                                   $ 8,990,792
                                                                   -----------
Belgium -- 2.8%
Kingdom of Belgium, 9s, 1998        BEF     35,000                 $ 1,197,897
Kingdom of Belgium, 8.75s, 2002             25,000                     929,972
Kingdom of Belgium, 7.25s, 2004             30,000                   1,044,741
Kingdom of Belgium, 8.5s, 2007              20,000                     751,986
                                                                   -----------
                                                                   $ 3,924,596
                                                                   -----------
Canada -- 3.2%
Government of Canada, 9s, 2004      CAD      5,300                 $ 4,538,050
                                                                   -----------
Denmark -- 5.1%
Kingdom of Denmark, 6s, 1999        DKK      8,313                 $ 1,467,498
Kingdom of Denmark, 8s, 2001                27,332                   5,153,093
Kingdom of Denmark, 7s, 2007                 4,038                     697,401
                                                                   -----------
                                                                   $ 7,317,992
                                                                   -----------
Germany -- 12.9%
Federal Republic of Germany,
  6.875s, 1999                      DEM      5,350                 $ 3,708,661
Federal Republic of Germany,
  7.125s, 2002                               6,143                   4,382,153
German Unity Fund, 8.75s, 2000               1,334                     990,637
Treuhandanstalt Obligationen,
  6.375s, 1999                              13,288                   9,159,522
                                                                   -----------
                                                                   $18,240,973
                                                                   -----------
Ireland -- 9.3%
Republic of Ireland, 6.25s, 1999    IEP      3,800                 $ 6,475,279
Republic of Ireland, 9.25s, 2003             3,400                   6,671,796
                                                                   -----------
                                                                   $13,147,075
                                                                   -----------
Italy -- 10.7%
Republic of Italy, 8.313s, 1999     ITL  8,275,000                 $ 5,780,645
Republic of Italy, 8.313s, 1999          2,595,000                   1,823,209
Republic of Italy, 8.313s, 2006         10,095,000                   7,536,093
                                                                   -----------
                                                                   $15,139,947
                                                                   -----------
Japan -- 10.1%
Export Import Bank of Japan,
  4.375s, 2003                      JPY    710,000                 $ 6,915,903
International Bank of
  Reconstruction &
  Development, 4.5s, 2000                  481,000                   4,620,843

International Bank of
  Recontruction &
  Developement, 5.25s, 2002         JPY    270,000                  $ 2,731,504
                                                                    ------------
                                                                    $14,268,250
                                                                    ------------
New Zealand -- 2.7%
Government of New Zealand,
  8s, 2004                          NZD      5,200                  $ 3,829,937
                                                                    ------------
Spain -- 7.2%
Government of Spain, 8.4s, 2001     ESP      9,600                  $    80,832
Government of Spain, 10.1s, 2001           650,000                    5,760,260
Government of Spain, 7.9s, 2002            526,700                    4,332,185
                                                                    ------------
                                                                    $10,173,277
                                                                    ------------
Sweden -- 3.0%
Kingdom of Sweden, 11s, 1999        SEK     16,000                  $ 2,636,302
Kingdom of Sweden, 10.25s, 2000              9,600                    1,624,886
                                                                    ------------
                                                                    $ 4,261,188
                                                                    ------------
United Kingdom -- 4.9%
United Kingdom Treasury, 9s, 2000   GBP      1,900                  $ 3,425,972
United Kingdom Treasury,
  9.75s, 2002                                1,900                    3,607,052
                                                                    ------------
                                                                    $ 7,033,024
                                                                    ------------
  Total Foreign Bonds                                              $110,865,101
                                                                    ------------
U.S. Bonds -- 18.4%
U.S. Treasury Notes, 6.625s, 2001         $ 12,200                 $ 12,394,468
U.S. Treasury Notes, 6.25s, 2003            13,700                   13,682,875
                                                                    ------------
  Total U.S. Bonds                                                 $ 26,077,343
  Total Bonds
    (Identified Cost, $136,113,933)                                $136,942,444
                                                                    ------------
Short Term Obligation -- 0.8%
Federal Home Loan Bank, due
  1/02/97, at Amortized Cost              $  1,155                 $  1,154,832
                                                                    ------------
Call Options Purchased

                                                 Principal
                                                  Amount
                                               of Contracts
Description/Expiration Month/Strike Price      (000 Omitted)

Italian Lire/Deutsche Marks
  January/995
  (Premium Paid, $18,078)           ITL  7,284,975                 $     36,425
                                                                    ------------

Put Options Purchased -- continued
Put Options Purchased -- 2.1%
Deutsche Marks/British Pounds
 January/2.45                       DEM     19,370                 $    931,710
 January/2.56                               20,240                      385,470
 January/2.51                               19,845                      623,540
Swiss Francs/Deutsche Marks
 January/0.829                      CHF      7,578                      271,658
 February/0.84                               7,678                      196,337
 February/0.84                              12,984                      331,776

Put Options Purchased-continued
                                                 Principal
                                                  Amount
                                               of Contracts
Description/Expiration Month/Strike Price      (000 Omitted)       Value

 March/0.86                                    CHF   21,155    $     229,571
                                                               ---------------
  Total Put Options Purchased
    (Premiums Paid, $658,940)                                  $   2,970,062
                                                               ---------------
  Total Investments
    (Identified Cost, $137,945,784)                            $ 141,103,763
                                                               ---------------
Call Options Written
Deutsche Marks/British Pounds
  January/2.3682                               DEM   18,724    $          --
Swiss Francs/Deutsche Marks
  February/0.8265                              CHF   12,776              (77)
                                                               ---------------
  Total Call Options Written
    (Premiums Received, $110,515)                              $         (77)
                                                               ---------------
Put Options Written -- (1.6)%
Deutsche Marks/British Pounds
 January/2.45                                  DEM   19,370    $    (927,874)
 January/2.5105                                      19,849         (621,043)
Swiss Francs/Deutsche Marks
 January/0.829                                 CHF    7,578         (271,848)
 February/0.84                                       20,663         (528,346)
                                                               ---------------
  Total Put Options Written
    (Premiums Received, $957,278)                              $  (2,349,111)
                                                               ---------------
Other Assets,
Less Liabilities -- 2.1%                                       $   3,009,857
                                                               ---------------
  Net Assets -- 100.0%                                         $ 141,764,432
                                                               ===============

          See portfolio footnotes and notes to financial statements

Portfolio of Investments -- December 31, 1996
World Growth Series
Stocks -- 92.4%

Stocks -- continued

Issuer                                                   Shares         Value

Foreign Stocks -- 58.4%
Argentina -- 0.7%
Banco de Galicia y Buenos Aires S.A. de
  C.V., ADR (Banks and Credit Cos.)                       10,822     $  262,433
Mirgor Sacifia, ADR (Auto Parts)*##                       46,000         89,700
Perez Companc S.A. (Oils)                                 31,215        219,485
Siderar S.A.I.C. (Steel)*                                  7,200        167,400
Telefonica de Argentina, ADR (Utilities
  -- Telephone)                                            7,700        199,238
YPF Sociedad Anonima, ADR (Oils)                          17,120        432,280
                                                                     ----------
                                                                     $1,370,536
                                                                     ----------
Australia -- 0.4%
Q.B.E. Insurance Group Ltd. (Insurance)                  157,000     $  826,274
                                                                     ----------
Brazil -- 3.4%
Centrais Eletricas Brasile, ADR
  (Utilities -- Electric)                                 41,600     $  769,598
Cia Siderurgica de Tubarao (Steel)                        10,146        181,358
Companhia Energetica S.A., ADR
  (Utilities -- Electric)                                 10,400        348,398
Companhia Vale do Rio Doce, Preferred
  (Iron and Steel)                                        19,400        371,023
Itausa Investimentos Itau S.A
  (Conglomerate)                                         600,000        450,474
Petroleo Brasileiro S.A., Preferred
  (Oils)                                               8,500,000      1,354,074
Refrigeracao Parana S.A., ADR (Home
  Appliances)                                             31,000        348,748
Rhodia-Ster S.A., GDR (Chemicals)##                       24,300         69,861
Telecomunicacoes Brasileiras S.A., ADR
  (Telecommunications)                                    31,850      2,444,486
Usinas Siderurgicas de Minas Gerais
  S.A., ADR (Steel)##                                     48,400        494,888
                                                                     ----------
                                                                     $6,832,908
                                                                     ----------
Canada -- 0.9%
BioChem Pharma, Inc. (Biotechnology)*                     15,900     $  798,975
Canadian National Railway Co.
  (Railroads)                                             18,810        714,780
Loewen Group, Inc. (Business
  Services)##                                              6,900        269,394
                                                                     ----------
                                                                     $1,783,149
                                                                     ----------
Chile -- 0.2%
Chilectra S.A., ADR (Utilities-
  Electric)                                                7,690     $  409,493
                                                                     ----------
China -- 0.4%
Huaneng Power International, Inc., ADR
  (Utilities -- Electric) *                               10,000     $  225,000
Qingling Motors Co., "H" (Automotive)*                   368,000        203,413
Shanghai Petrochemical Co. Ltd.
  (Chemicals)*                                           646,000        196,289
Yizheng Chemical Fibre Co. Ltd.
  (Textiles)                                             552,000        134,182
                                                                     ----------
                                                                     $  758,884
                                                                     ----------
Colombia -- 0.5%
Banco Ganadero S.A., ADR (Financial
  Institutions)                                            8,800     $  232,100
Foreign Stocks -- continued
Colombia -- continued
Banco Industrial Colombiano, ADR (Banks
  and Credit Cos.)                                        22,900     $  475,175
Cementos Diamante S.A., ADR
  (Construction)##                                        26,800        335,000
                                                                     ----------
                                                                     $1,042,275
                                                                     ----------
Denmark -- 0.4%
ISS International Service System, "B"
  (Commercial Services)                                   29,300     $  771,249
                                                                     ----------
Egypt -- 0.2%
Suez Cement Co. S A E, GDR (Building
  Materials)##                                            26,000     $  405,600
                                                                     ----------
Finland -- 0.7%
Huhtamaki Oy (Conglomerates)                              28,400     $1,320,615
TT Tieto Oy (Computer Software --
  Systems)                                                 2,100        177,460
                                                                     ----------
                                                                     $1,498,075
                                                                     ----------
France -- 2.3%
Assurance General de France
  (Insurance)##                                           14,100     $  455,407
Michelin (C.G.D.E.), "B" (Tire and
  Rubber)                                                  8,500        459,090
Rhone-Poulenc Rorer, Inc.
  (Pharmaceuticals)                                        4,600        359,374
Rhone Poulenc SA (Pharmaceuticals)                        27,870        950,673
Societe Nationale Elf Aquitaine (Oils)                     9,900        901,612
TOTAL S.A., "B" (Oils)                                    10,500        854,413
Union des Assurances Federales S.A
  (Insurance)                                              5,300        654,067
                                                                     ----------
                                                                     $4,634,636
                                                                     ----------
Germany -- 2.8%
Adidas AG (Apparel and Textiles)                          14,138     $1,222,195
Henkel Kgaa, Preferred (Consumer Goods
  and Services)                                           26,870      1,350,044
Hoechst AG (Chemicals)                                    10,822        511,376
SAP AG, Preferred (Computer Software --
  Systems)                                                12,600      1,760,801
SAP AG, ADR (Computer Software --
  Systems)##                                               7,900        364,387
Volkswagen AG (Automotive)                                 1,054        438,453
                                                                     ----------
                                                                     $5,647,256
                                                                     ----------
Greece -- 0.3%
Hellenic Telecom (Telecommunications)                     18,200     $  311,260
Papastratos Cigarettes S.A. (Tobacco
  Products)                                               18,500        339,284
                                                                     ----------
                                                                     $  650,544
                                                                     ----------
Hong Kong -- 4.9%
Asia Satellite Telecommunications
  Holdings Ltd., ADR
  (Telecommunications)                                   352,500     $  818,124
Bank of East Asia Ltd. (Banks and Credit Cos.)            72,480        322,382
Cheung Kong Holdings Ltd. (Real Estate)                   68,000        604,473
Citic Pacific Ltd. (Conglomerate)                         56,000        325,109
Dah Sing Financial Group (Banks)                         189,600        769,774
Giordano International Ltd. (Stores)                     398,000        339,642

Issuer                                                   Shares         Value

Foreign Stocks -- continued
Hong Kong -- continued
Great Eagle Holdings (Real Estate)                       221,000     $  911,544
Hong Kong Electric Holdings Ltd.
  (Utilities -- Electric)                                258,000        857,330
Hysan Development (Real Estate)                          210,000        836,306
Li & Fung Ltd. (Toys)                                    141,000        124,883
Liu Chong Hing Bank (Finance)                            283,000        472,032
New World Development Co. (Real Estate)                   77,000        520,202
Nu Skin Asia Pacific, Inc. (Consumer Goods)                  500         15,436
Peregrine Investment Holdings (Finance)                   63,000        107,931
Swire Pacific Air Ltd., "A"
  (Transportation)                                        51,000        486,326
Wharf Holdings Ltd. (Real Estate)                        401,000      2,001,369
Wing Hang Bank Ltd. (Banks and Credit
  Companies)                                              70,000        317,687
Zhenhai Refining and Chemical Co., Ltd.,
  "H" (Oils)                                             240,000         88,440
                                                                     ----------
                                                                     $9,918,990
                                                                     ----------
India -- 1.9%
Bajaj Auto Ltd., GDR (Automotive)*                        20,000     $  665,000
East India Hotels (Lodging)                               13,000        305,500
India Gateway Fund Ltd. (Finance)+                        34,925        157,162
India Gateway Fund Ltd., Warrants
  (Finance)+                                               4,000           --
Industrial Credit & Investment Corp. of
  India Ltd. (Financial Institutions)                     58,000        565,500
ITC Ltd. (Conglomerate)                                   90,000        933,750
State Bank of India, GDR (Banks and
  Credit Cos.)                                            39,000        677,430
Tata Engineering & Locomotive Co. Ltd.
  (Autos and Trucks)                                      56,000        595,000
                                                                     ----------
                                                                     $3,899,342
                                                                     ----------
Indonesia -- 0.5%
Bank International Indonesia (Finance)                   176,390$       173,700
Indocement Tunggal Prakar (Retail)                       117,000        178,399
Mayora Indah (Food Processing)                            99,000         46,125
PT Gudang Garam (Tobacco)                                 64,000        276,493
PT Indofoods Suksesi Makmur (Food
  Processing)*                                            65,000        129,394
Semen Gresik (Building Materials)                         64,500        207,624
                                                                     ----------
                                                                     $1,011,735
                                                                     ----------
Ireland -- 0.4%
Allied Irish Banks (Banks and Credit
  Companies)                                             117,200$       787,085
                                                                     ----------
Israel -- 0.1%
Koor Industries Ltd., ADR (Conglomerate)                   4,600$        78,200
Teva Pharmaceutical Industries Ltd., ADR
  (Pharmaceuticals)                                        1,700         85,425
                                                                     ----------
                                                                     $  163,625
                                                                     ----------
Italy -- 1.6%
Fila Holdings S.p.A., ADR (Apparel and
  Textiles)                                                9,700     $  563,812


Issuer                                                   Shares         Value
Foreign Stocks -- continued
Italy -- continued
Gucci Group Designs N.V
  (Retail--Apparel)*                                      11,000     $  702,625
Industrie Natuzzi S.p.A., ADR
  (Furniture)                                             17,600        404,800
Instituto Nazionale delle Assicurazioni
  (Insurance)                                            270,200        351,665
Telecom Italia S.p.A
  (Telecommunications)                                   829,000      1,182,141
                                                                     ----------
                                                                     $3,205,043
                                                                     ----------
Japan -- 8.6%
Bank of Tokyo Mits (Banks and Credit
  Companies)                                              40,000    $   743,302
Bridgestone Corp. (Tire and Rubber)                       47,000        893,689
Canon, Inc. (Consumer Goods and
  Services)                                               63,000      1,393,948
Daikin Industries (Special Products)                      81,000        721,087
DDI Corp. (Telecommunications)                               150        993,084
East Japan Railway Co. (Railroads)                           164        738,494
Hirose Electric (Utilities Electric)                       6,600        382,763
Jusco Company (Consumer Goods)                            26,000        883,144
Keyence Corp. (Electronics)                                6,700        828,088
Kinki Coca-Cola Bottling (Beverages)                      33,000        390,750
Kirin Beverage Corp. (Beverages)                          53,000        714,605
Matsushita Electric Industrial Co.
  (Electrical Equipment)                                  50,000        816,765
Mitsubishi Heavy Industries Ltd.
  (Aerospace/Defense)                                    105,000        834,916
Nippon Telephone & Telegraph Co.
  (Telecommunications)                                        29        220,066
Nitto Denko Corp. (Industrials)                           54,000        793,430
Omron Corp., (Electronics)                                47,000        885,564
Osaka Sanso Kogyo Ltd. (Chemicals)                       107,000        314,432
Rohm Co. (Electronics)                                     8,000        525,495
Secom Co. (Electronics)                                   14,000        848,225
Sony Corp. (Electronics)                                  14,100        924,970
Takeda Chemical Industries (Chemicals)                    47,000        987,121
TDK Corp. (Special Products and
  Services)                                               14,000        913,568
Ushio, Inc. (Electronics)                                 75,000        816,767
                                                                     ----------
                                                                    $17,564,273
                                                                     ----------
Malaysia -- 1.7%
DCB Holdings Berhad (Finance)                            129,000    $   441,921
Genting Berhad (Entertainment)                           111,200        766,289
Malayan Banking Berhad (Finance)                          12,000        133,069
Petronas Gas Berhad (Oil and Gas)##                       57,000        237,030
Rothmans of Pall Mall (Tobacco Products)                  24,000        251,881
Sime Darby Berhad (Holding Company)                      180,000        709,307
Sungei Way Holdings Berhad (Diversified
  Operations)                                             42,000        124,752
Tenaga Nasional Berhad (Utilities --
  Electric)                                              120,000        575,050

Issuer                                                   Shares         Value
Foreign Stocks -- continued
Malaysia -- continued
United Engineers Berhad (Construction
  and Engineering)                                        27,000     $  243,802
                                                                     ----------
                                                                     $3,483,101
                                                                     ----------
Mexico -- 2.4%
Cemex S.A., "B" (Construction)                           105,687     $  380,762
Cifra S.A. de C.V. (Retail)                              152,300        185,802
Control Common Mex (Retail)                              242,000        224,500
Corporacion GEO S.A. de C.V. (Home
  Builders)##                                             24,500        495,928
Desc S.A. de C.V. (Conglomerate)                          19,000        103,824
Empresas ICA Sociedad Controladora S.A.,
  ADR (Engineering/Construction)*                         20,000        292,499
Fomento Economico Mexicano S.A., "B"
  (Brewery)                                              148,400        509,186
Gruma S.A.,"B" (Food)*                                    68,000        414,791
Grupo Carso S.A. de C.V. (Conglomerate)                   49,700        118,107
Grupo Carso, "A1" (Conglomerate)*                         78,700        417,052
Grupo Financiero Banamex (Finance)##                       8,255         16,259
Grupo Financiero Banamex, "B" (Finance)                  101,300        213,953
Grupo Financiero Inbursa S.A. de C.V
  (Finance)                                                1,734          5,927
Kimberly-Clark de Mexico S.A. de C.V
  (Forest and Paper Products)                             22,000        434,742
Telefonos de Mexico S.A. (Utilities --
  Telephone)                                             438,460        723,242
Tubos de Acero de Mexico S.A. (Steel)*                    23,500        373,061
                                                                     ----------
                                                                     $4,909,635
                                                                     ----------
Netherlands -- 0.8%
IHC Caland NV (Transportation)                             7,220     $  412,727
Royal Dutch Petroleum Co. (Oils)                           4,800        842,071
Stork N.V. (Machinery)                                    10,800        380,933
                                                                     ----------
                                                                     $1,635,731
                                                                     ----------
New Zealand -- 0.1%
Lion Nathan Ltd. (Food and Beverage
  Products)                                               62,700     $  150,169
                                                                     ----------
Norway -- 0.2%
Orkla Asa (Food Products)                                  6,385     $  440,939
                                                                     ----------
Pakistan -- 0.5%
Hub Power Co. Ltd., GDR (Utilities --
  Electric)*                                              33,800     $  667,550
Pakistan Telecommunications Corp., GDR
  (Utilities -- Telephone)*                                7,290        437,400
                                                                     ----------
                                                                     $1,104,950
                                                                     ----------
Peru -- 1.2%
Compania de Minas Buenaventura S.A
  (Mining)                                                60,000     $  438,125
CPT Telefonica del Peru S.A., "B"
  (Utilities -- Telephone)                               332,374        620,806
Credicorp Ltd. (Holding Company)*                         26,446        489,251
Minsur S.A. (Metals)                                      22,165         77,092
Telefonica del Peru S.A., ADR
  (Telecommunications)                                    38,000        717,250
                                                                     ----------
                                                                     $2,342,524
                                                                     ----------
Foreign Stocks -- continued
Philippines -- 0.2%
Alsons Cement Corp. (Construction
  Services)##                                            969,100     $  378,266
                                                                     ----------
Poland -- 0.9%
Bank Rozwoju Eksportu S.A. (Banks and
  Credit Cos.)                                            12,000     $  359,582
Bank Slaski S.A. w Katowicach (Banks and
  Credit Cos.)                                             3,800        386,620
Bydgoska Fabryka Kabli S.A. (Electrical
  Equipment)                                              57,500        350,610
Elektrim Spolka Akcyjna S.A. (Electrical
  Equipment)                                              49,500        448,432
Stomil Olsztyn S.A. (Tires and Rubber)*                   27,000        348,084
                                                                     ----------
                                                                     $1,893,328
                                                                     ----------
Portugal -- 1.4%
Banco Espirito Santo e Comercial de
  Lisboa S.A. (Banks and Credit Cos.)                     12,586     $  221,514
Banco Totta e Acores (Financial
  Institutions)##                                         41,500        782,878
Cimentos de Portugal S.A. (Building
  Materials)                                              12,746        274,491
Engil SGPS (Engineering and
  Construction)                                            9,079        104,379
Jeronimo Martins & Filho S.A. (Retail)                     1,640         84,613
Portugal Telecom S.A
  (Telecommunications)                                    16,200        457,650
Portugal Telecom S.A
  (Telecommunications)                                    22,710        647,601
Sonae Investimentos-Sociedade Gestora de
  Participacoes Sociais, S.A. (Retail)                     2,400         76,026
Telecel -- Comunicacaoes Pessoais S.A
  (Cellular Telecommunications)                            2,250        143,710
                                                                     ----------
                                                                     $2,792,862
                                                                     ----------
Russia -- 0.6%
Irkutskenergo (Utilities -- Electric)                          4       $114,000
Lukoil Oil Co., ADR (Oil and Gas)                         10,600        482,300
Mosenergo, ADR (Utilities --
  Electric)##                                             12,000        363,600
Rostelecom, RDC (Telecommunications)                           7        168,000
                                                                     ----------
                                                                     $1,127,900
                                                                     ----------
Singapore -- 0.7%
City Developments Ltd. (Real Estate)                     110,000     $  990,849
Hong Leong Finance Ltd. (Financial
  Institutions)+                                          51,000        177,195
Mandarin Oriental International, Ltd.
  (Restaurants and Lodging)                              218,000        307,380
                                                                     ----------
                                                                     $1,475,424
                                                                     ----------
South Africa -- 0.6%
Anglo American Corp. of South Africa
  Ltd. (Mining)                                            4,000     $  220,274
De Beers Centenary AG (Diamonds --
  Precious Stones)                                         7,500        214,927
Iscor Ltd. (Steel)                                       183,984        131,417
Liberty Life Association of Africa Ltd.
  (Insurance)                                             12,633        316,771

Sasol Ltd. (Oils)                                         20,000 $     237,382
South African Breweries Ltd. (Brewery)                     7,500       190,066
                                                                     ----------
                                                                 $   1,310,837
                                                                     ----------
South Korea -- 1.2%
Korea Electric Power Corp. (Utilities --
  Electric)                                                1,000 $      29,199
Korea Electric Power Corp., ADR
  (Utilities -- Electric)                                 26,500       543,250
Korea Mobile Telecom, ADR
  (Telecommunications)                                    96,099     1,237,275
New Korea Trust (Finance)                                 39,000       399,750
Samsung Display Devices Co. (Electrical
  Equipment)                                               2,330       133,577
Samsung Electronics Co.
  (Electronics)##                                          4,887        88,455
Samsung Electronics Co.
  (Electronics)##                                          1,472        23,552
Samsung Electronics Co.
  (Electronics)##                                             65         2,340
Samsung Electronics Co.
  (Electronics)##                                            216         8,802
                                                                     ----------
                                                                 $   2,466,200
                                                                     ----------
Spain -- 1.5%
Cubiertas y Mzov S.A. (Consumer Goods
  and Services)                                            8,700 $     669,901
Telefonica de Espana (Utilities --
  Telephone)                                              20,500       475,918
Acerinox S.A. (Iron and Steel)                             6,947     1,003,509
Repsol S.A. (Oils)                                        24,900       954,816
                                                                     ----------
                                                                 $   3,104,144
                                                                     ----------
Sweden -- 2.3%
ABB AB, "B" (Electrical Equipment)                        11,096 $   1,256,947
Astra AB (Pharmaceuticals)                                18,100       895,037
Astra AB, Free Shares, "B"
  (Pharmaceuticals)                                        2,038        98,383
Enator AB (Computer Software -- Systems)                     400        10,093
Enator AB (Computer Software --
  Systems)*                                               34,500       883,380
Nobel Biocare AB (Medical and Health
  Products)                                               39,400       693,761
Sparbanken Sverige AB (Banks)                             46,200       793,159
                                                                     ----------
                                                                 $   4,630,760
                                                                     ----------
Switzerland -- 1.0%
Logitech International (Computer
  Software)                                                2,800 $     398,655
Nestle AG, Registered Shares (Food and
  Beverage Products)                                         395       424,226
Novartis AG (Pharmaceuticals)*                             1,087     1,244,962
                                                                     ----------
                                                                    $2,067,843
                                                                     ----------
Taiwan -- 0.7%
Taipei Fund (Financial Services)*                            147    $1,323,000
Yageo Corp. (Electronics)*                                10,749       104,803
                                                                     ----------
                                                                    $1,427,803
                                                                     ----------
Thailand -- 0.7%
Phatra Thanakit Co. (Finance)                              9,300 $      26,471
Siam Cement Public Co. Ltd. (Building
  Materials)                                               1,800        56,428
Foreign Stocks -- continued
Thailand -- continued
Siam City Cement Co. Ltd. (Building
  Materials)                                              50,000 $     261,239
TelecomAsia Corp. Ltd. (Utilities --
  Telephone)*                                            115,000       239,891
Thai Euro Fund (Finance)+                                 27,000       803,790
                                                                     ----------
                                                                 $   1,387,819
                                                                     ----------
Turkey -- 0.4%
Alarko Holding A.S. (Diversified Holding
  Company)                                               358,800 $      57,150
Altinyildiz Men (Apparel and Textiles)                   712,800        97,080
Ege Biracilik ve Malt Sanayii A.S
  (Beverages)                                            287,150        61,646
Eregli Demir Celik (Manufacturing --
  Metals)                                                676,900        81,253
Kaplamin Ambalaj (Forest and Paper
  Products)                                              417,000        42,355
Migros Turk (Retail)                                     211,080       258,246
Netas Telekomunik (Telecommunications)                   323,000        73,070
Turkiye Garanti Bankasi (Finance)                      1,800,000        81,440
Yapi ve Kredi Bankasi (Finance)                        4,030,000       100,471
                                                                     ----------
                                                                 $     852,711
                                                                     ----------
United Kingdom -- 7.4%
ASDA Group PLC (Retail)                                  447,500  $    942,985
British Aerospace PLC (Aerospace)                         65,080     1,424,904
British Petroleum PLC (Oils)                              76,650       919,215
Capital Radio PLC (Broadcasting)                          40,330       375,175
Danka Business Systems, ADR (Business
  Services)                                               23,400       827,773
Dr. Solomons Group PLC (Computer
  Software -- Systems)                                    23,900       409,286
Inchcape PLC (Commercial Services)                        86,300       400,669
Jarvis Hotels PLC (Restaurants and
  Lodging)*+                                             477,600     1,317,338
Kwik-Fit Holdings PLC (Retail)                           338,400     1,260,946
Lloyds TSB Group PLC (Banks and Credit
  Companies)                                             104,757       773,512
Pace Micro Technology (Electronics)                      507,100     1,998,154
PowerGen PLC (Utilities -- Electric)                     153,400     1,503,241
Reuters Holdings, PLC, ADR (Broadcast
  Media)                                                  11,100       849,148
Smith (W.H.) Group PLC (Retail)                           55,300       405,485
Storehouse PLC (Retail)                                  270,100     1,196,168
Wimpey (George) PLC (Construction)                       198,100       424,229
                                                                   -----------
                                                                  $ 15,028,228
                                                                   -----------
Venezuela -- 0.7%
Compania Anonima Nacional Telefonos de
  Venezuela, ADR (Telecommunications)*                    48,900  $  1,375,313
                                                                  ------------
  Total Foreign Stocks
    (Identified Cost, $113,644,249)                               $118,567,459
                                                                  ------------
U.S. Stocks -- 34.0%
Apparel and Textiles -- 0.1%
Nine West Group, Inc.*                                     2,400  $    111,300
Automotive -- 0.1%                                                  ----------
APS Holding Corp., "A"*                                   12,300  $    190,650
                                                                    ----------
58

Business Machines -- 1.1%
Affiliated Computer Services, Inc., "A"*                    40,800   $ 1,213,800
Sun Microsystems, Inc.*                                     40,000     1,027,500
                                                                     -----------
                                                                     $ 2,241,300
                                                                     -----------
Business Services -- 5.2%
AccuStaff, Inc.*                                            11,900   $   251,387
ADT Ltd.*                                                   35,100       802,912
ALCO Standard Corp.                                          5,100       263,286
Computer Sciences Corp.*                                    10,700       878,735
CUC International, Inc.*                                    52,700     1,251,623
DST Systems, Inc.*                                          26,100       818,886
Employee Solutions, Inc.*                                   27,600       565,799
Equity Corp. International*                                  2,700        54,000
Forrester Research, Inc.                                       300         7,724
International Network Services*                                200         6,037
Learning Tree International, Inc.*                          65,850     1,942,573
Loewen Group, Inc.                                           4,000       156,498
Sabre Group Holding, Inc., "A"*                              4,200       117,074
Superior Consultant, Inc.                                    1,000        24,749
Technology Solutions Co.*                                   81,900     3,398,848
Thermo Fibergen Incorporated                                 7,900        82,949
                                                                     -----------
                                                                     $10,623,080
                                                                     -----------
Chemicals -- 0.1%
Betzdearborn, Inc.                                           3,000   $   175,500
Computer Software -- Personal Computers -- 0.7%                      ----------
Autodesk, Inc.                                                 300   $     8,400
First Data Corp.                                            31,802     1,160,773
Microsoft Corp.*                                             3,800       313,975
                                                                     -----------
                                                                     $ 1,483,148
                                                                     -----------
Computer Software -- Systems -- 8.7%
Adobe Systems, Inc.                                          2,400   $    89,698
BMC Software, Inc.*                                         85,400     3,533,419
Cadence Design Systems, Inc.*                               97,150     3,861,706
Computer Associates International, Inc.                     58,500     2,910,373
Compuware Corp.*                                            20,500     1,027,560
Information Management Resources, Inc.                         500        10,561
Ingram Micro, Inc.                                           1,500        34,498
Oracle Systems Corp.*                                      102,250     4,268,931
Parametric Technology Corp.*                                16,400       842,548
Sybase, Inc.*                                               19,800       330,411
Synopsys, Inc.*                                              4,400       203,498
USCS International, Inc.*                                    7,800       131,623
Viasoft, Inc.*                                               5,700       269,323
Xionics Document Technologies*                              16,400       204,998
                                                                     -----------
                                                                     $17,719,147
                                                                     -----------
Construction Services -- 0.4%
Shaw Group, Inc.                                            35,000   $   818,125
Consumer Goods and Services -- 0.9%                                  ----------
Carson, Inc.                                                37,100   $   514,763
Service Corp. International                                  3,000        84,000
Tyco International Ltd.                                     24,300     1,284,862
                                                                     ----------
                                                                     $ 1,883,625
                                                                     -----------
Electronics -- 2.8%
Actel Corp.                                                  7,800   $   185,250
Altera Corp.*                                               16,000     1,163,000
Analog Devices, Inc.*                                       18,500       626,687
Atmel Corp.*                                                10,300       341,188
Intel Corp.                                                  4,600       602,313


U.S. Stocks -- continued
Electronics -- continued
Lattice Semiconductor Corp.                                 10,600   $   487,600
Linear Technology Corp.                                     12,700       557,212
LSI Logic Corp.*                                            11,000       294,250
Teradyne, Inc.                                              24,400       594,750
Ultratech Stepper, Inc.                                      5,400       128,250
VLSI Technology, Inc.*                                      16,500       393,938
Xilinx, Inc.*                                                6,100       224,556
                                                                     -----------
                                                                     $ 5,598,994
                                                                     -----------
Entertainment -- 1.3%
Cox Radio, Inc., "A"*                                       22,800   $   399,000
Harrah's Entertainment, Inc.*                               42,700       848,663
Hollywood Entertainment Corp.                               23,800       440,300
International Speedway Corp.                                   500        10,250
Jacor Communications, Inc., "A"*                             3,000        82,125
LIN Television Corp.*                                       13,700       578,825
Sinclair Broadcast Group, Inc.                               3,300        85,800
Univision Communications, Inc., "A"*                         5,300       196,100
                                                                     -----------
                                                                      $2,641,063
                                                                      ----------
Financial Institutions -- 0.3%
Associates First Capital Corp., "A"                          1,800    $   79,425
Dean Witter Discover & Co., Inc.                             3,100       205,375
Franklin ReSources, Inc.                                     2,200       150,425
MBNA Corp.                                                   4,200       174,300
                                                                      ----------
                                                                      $  609,525
                                                                      ----------
Food and Beverage Products -- 0.1%
Earthgrains Co.                                              4,900    $  256,025
Machinery -- 0.1%                                                     ----------
S I Handling Systems, Inc.                                  10,000    $  150,625
Medical and Health Products -- 0.5%                                   ----------
Pharmacia & Upjohn, Inc.                                    21,700    $  859,863
Ventritex, Inc.*                                             4,200       103,425
                                                                     -----------
                                                                      $  963,288
                                                                      ----------
Medical and Health Technology
  and Services -- 1.7%
Columbia Healthcare Corp.                                      150    $    6,113
Foundation Health Corp.                                        200         6,350
HealthSource, Inc.*                                          8,900       116,813
HealthSouth Corp.*                                          29,100     1,123,987
Pacificare Health Systems, Inc., "B"*                        4,100       349,525
St. Jude Medical, Inc.*                                      3,700       157,712
United Healthcare Corp.                                     37,400     1,683,000
                                                                     -----------
                                                                      $3,443,500
                                                                      ----------
Oil Services
National Oilwell, Inc.                                         500    $   15,375
Offshore Energy Development Corp.                              100         1,525
                                                                     -----------
                                                                      $   16,900
                                                                      ----------
Oils -- 0.1%
Barrett Resouces Corp.*                                      5,200    $  221,650
Titan Exploration, Inc.*                                     2,000        24,000
                                                                     -----------
                                                                      $  245,650
                                                                      ----------
Pollution Control -- 0.3%
Republic Industries, Inc.                                      300    $    9,356
USA Waste Services, Inc.*                                   19,730       628,894
                                                                     -----------
                                                                      $  638,250
                                                                      ----------
Printing and Publishing
Pulitzer Publishing Co.                                          1    $       46
                                                                      ----------

Railroads -- 0.3%
Kansas City Southern Industries, Inc.                     4,900     $    220,500
Wisconsin Central Transportation Corp.*                   6,800          269,450
                                                                      ----------
                                                                    $    489,950
                                                                    ------------
Restaurants and Lodging -- 3.5%
Applebee's International, Inc.                           17,500     $    481,250
HFS, Inc.*                                               86,600        5,174,350
Promus Hotel Corp.*                                      31,300          927,262
Renaissance Hotel Group N.V.*                            25,400          596,900
United States Franchise Services, Inc.                      500            5,063
                                                                      ----------
                                                                    $  7,184,825
                                                                    ------------
Stores -- 1.1%
BT Office Products International, Inc.                    6,000     $     53,250
Corporate Express, Inc.*                                 19,400          571,087
General Nutrition Cos., Inc.*                            19,500          329,062
Linens N Things, Inc.*                                    3,100           60,838
Mazel Stores, Inc.                                          300            6,750
Micro Warehouse, Inc.*                                    2,800           32,900
Office Depot, Inc.*                                      16,200          287,550
Staples, Inc.*                                           50,600          913,963
                                                                    ------------
                                                                    $  2,255,400
                                                                    ------------
Technology
Spectrum Holobyte, Inc.*                                  5,900     $     44,250
Telecommunications -- 4.2%                                            ----------
Bay Networks, Inc.*                                         300     $      6,261
Cabletron Systems, Inc.*                                 31,000        1,030,748
Cisco Systems, Inc.*                                     45,900        2,920,385
Glenayre Technologies, Inc.*                             34,100          735,279
Hertiage Media Corp.                                     15,800          177,748
International Business Communications
  Systems, Inc.*+                                        12,600          124,990
Lucent Technologies, Inc.                                 8,000          369,998
Tel-Save Holdings, Inc.*                                    300            8,698
3Com Corp.*                                              16,100        1,181,336
WorldCom, Inc.*                                          72,200        1,881,710
                                                                    ------------
                                                                    $  8,437,153
                                                                    ------------
Transportation -- 0.2%
Transaction System Architects, Inc.*                     10,900     $    362,425
                                                                    ------------
Utilities -- Telephone -- 0.2%
MCI Communications Corp.                                 14,650     $    478,872
                                                                    ------------
  Total U.S. Stocks                                                 $ 69,062,616
                                                                    ------------
  Total Stocks
    (Identified Cost, $168,069,375)                                 $187,630,075
                                                                    ------------
Rights
Jeronimo Martins                                          1,640     $     28,039
Thermo Fibergen, Inc.                                     7,900           19,750
                                                                    ------------
  Total Rights
    (Identified Cost, $15,589)                                      $     47,789
                                                                    ------------
Warrants -- 0.8%
Intel Corp.                                              17,000     $  1,568,523
Sungei Way Holdings Berhad                                4,200            4,449
Thai Farmers Bank                                         1,588            1,254
                                                                    ------------
  Total Warrants
    (Identified Cost, $996,000)                                     $  1,574,226
                                                                    ------------


                                                 Principal Amount
Issuer                                            (000 Omitted)         Value
Convertible Bonds -- 0.1%
   Republic of Italy, 5s, 2001                       $  135        $    132,300
Ventritex, Inc., 5.75s, 2001                             30              47,325
  Total Convertible Bonds                                           ------------
    (Identified Cost, $165,000)                                         179,625
Short-Term Obligations -- 6.5%                                      ------------
Federal Home Loan Mortgage Corp.,
 due 1/21/97-2/04/97                                 $3,890        $  3,876,387
Ford Motor Credit Corp., due 1/02/97                  9,325           9,323,161
                                                                    ------------
  Total Short-Term Obligations,
    at Amortized Cost                                               $ 13,199,548
  Total Investments                                                 ------------
    (Identified Cost, $182,445,512)                                 $202,631,263
                                                                    ------------
Other Assets,
Less Liabilities -- 0.2%                                                 474,243
                                                                    ------------
  Net Assets -- 100.0%                                              $203,105,506
                                                                    ============

          See portfolio footnotes and notes to financial statements

Portfolio of Investments -- December 31, 1996
World Total Return Series
Stocks -- 57.6%



Issuer                                                     Shares        Value

Foreign Stocks -- 37.6%
Australia -- 1.4%
Australia & New Zealand Banking Group
  (Banks and Credit Cos.)                                 11,000      $   69,243
Q.B.E. Insurance Group Ltd. (Insurance)                   69,289         364,661
Seven Network Ltd. (Entertainment)                        28,900          98,416
                                                                      ----------
                                                                      $  532,320
                                                                      ----------
Canada -- 1.6%
Canadian National Railway Co.
  (Railroads)                                             10,400      $  395,200
Westcoast Energy, Inc. (Utilities --
  Gas)                                                    11,750         196,813
                                                                      ----------
                                                                      $  592,013
                                                                      ----------
Chile -- 0.2%
Chilectra S.A., ADR (Utilities --
  Electric)                                                  800      $   42,600
Enersis S.A., ADR (Utilities --
  Electric)                                                1,300          36,075
                                                                      ----------
                                                                      $   78,675
                                                                      ----------
Finland -- 0.9%
Huhtamaki OY (Conglomerates)                               6,000      $  279,003
OY Tamro AB (Pharmaceuticals)##                            8,000          53,367
                                                                      ----------
                                                                      $  332,370
                                                                      ----------
France -- 3.9%
Pin Printemps Redo (Real Estate
  Investment Trusts)                                         860     $   341,280
Rhone-Poulenc Rorer, Inc.
  (Pharmaceuticals)                                        3,900         304,687
Societe Nationale Elf Aquitaine (Oils)                     2,500         227,680
TOTAL S.A., ADR, (Oils)                                    5,545         223,186
TV Francaise (Entertainment)                               2,460         235,280
Union des Assurances Federales S.A
  (Insurance)                                              1,200         148,091
                                                                      ----------
                                                                      $1,480,204
                                                                      ----------
Germany -- 1.1%
Adidas AG (Apparel and Textiles)                           3,300      $  285,278
Henkel Kgaa, Preferred (Consumer Goods
  and Services)                                            2,400         120,585
                                                                      ----------
                                                                      $  405,863
                                                                      ----------
Greece -- 0.2%
Hellenic Telecom (Telecommunications)                      5,300      $   90,641
                                                                      ----------
Hong Kong -- 2.7%
Asia Satellite Telecommunications
  (Telecommunications)                                     1,400      $   32,725
Cafe de Coral Holding (Electrical
  Equipment)                                              50,000          13,415
Hong Kong Electric Holdings Ltd.
  (Utilities -- Electric)                                 32,000         106,335
Hong Kong Land Holdings Ltd. (Real
  Estate)                                                 77,000         214,060
Li & Fung Ltd. (Retail)                                   14,000          12,400
Swire Pacific Air Ltd., "A"
  (Transportation)                                        21,000         200,252
Wharf Holdings Ltd. (Real Estate)                         82,000         409,258
Wing Hang Bank Ltd. (Banks and Credit)                     8,000          36,307
                                                                      ----------
                                                                      $1,024,752
                                                                      ----------
Foreign Stocks -- continued
Italy -- 1.2%
Gucci Group Designs N.V. (Apparel and
  Textiles)                                                1,600      $  102,200
Instituto Nazionale delle Assicurazioni
  (Insurance)                                             44,000          57,266
Luxottica Group S.p.A., ADR (Consumer
  Goods and Services)                                      1,500          78,000
Telecom Italia S.p.A
  (Telecommunications)                                    51,500          73,438
Telecom Italia S.p.A. (Utilities --
  Telephone)                                              64,500         125,750
                                                                      ----------
                                                                      $  436,654
                                                                      ----------
Japan -- 5.9%
Canon, Inc. (Consumer Goods and
  Services)                                                7,000      $  154,883
DDI Corp. (Telecommunications)                                20         132,411
East Japan Railway Co. (Railroads)                            21          94,564
Eisai Co., Ltd. (Pharmaceuticals)                          5,000          98,531
Hirose Electric (Electrical Equipment)                     3,000         173,985
Kirin Beverage Corp. (Beverages)                          17,000         229,214
Matsushita Electric Industrial Co.
  (Electrical Equipment)                                  19,000         310,371
Murata Manufacturing Co., Ltd.
  (Electrical Equipment)                                   6,000         199,654
Osaka Sanso Kogyo Ltd. (Chemicals)                        18,000          52,895
Sony Corp. (Electronics)                                   5,000         328,003
Takeda Chemical Industries (Chemicals)                    10,000         210,026
Toyota Motor Corp. (Automotive)                            5,000         143,907
Ushio, Inc. (Electronics)                                  7,000          76,232
                                                                      ----------
                                                                      $2,204,676
                                                                      ----------
Netherlands -- 2.0%
IHC Caland NV (Transportation)                            3,400       $  194,359
Koninklijke Ahold NV, ADR (Real Estate
  Investment Trusts)                                       5,038         311,097
Royal Dutch Petroleum Co., ADR (Oils)                        950         162,212
Wolters Kluwer (Publishing)                                  704          93,576
                                                                      ----------
                                                                      $  761,244
                                                                      ----------
New Zealand -- 1.4%
Lion Nathan Ltd. (Food and Beverage
  Products)                                               98,200      $ 235,192
Sky City Ltd. (Entertainment)                             19,900         108,398
Telecom Corporation of New Zealand
  (Telecommunications)                                     2,415         195,615
                                                                      ----------
                                                                      $  539,205
                                                                      ----------
Peru -- 0.4%
Telefonica del Peru S.A., ADR
  (Telecommunications)                                     6,900      $  130,238
                                                                      ----------
Singapore -- 0.5%
Hong Leong Finance Ltd. (Financial
  Services)+                                               3,000     $    10,423
Mandarin Oriental International, Ltd.
  (Restaurants and Lodging)                               29,000          40,890
Singapore Press Holdings (Publishing)                      8,000         157,850
                                                                      ----------
                                                                      $  209,163
                                                                      ----------

South Korea -- 0.6%
Korea Electric Power Corp., ADR
  (Utilities -- Electric)                                  8,290    $   169,945
Korea Mobile Telecom, ADR
  (Telecommunications)                                     5,665         72,937
                                                                    -----------
                                                                    $   242,882
                                                                    -----------
Spain -- 1.9%
Acerinox S.A. (Iron and Steel)                               900    $   130,007
Iberdrola S.A. (Utilities -- Electric)                    26,600        376,869
Repsol S.A. (Oils)                                         5,550        212,821
                                                                    -----------
                                                                    $   719,697
                                                                    -----------
Sweden -- 3.4%
ABB AB, "B" (Electrical Equipment)                         3,480    $   394,212
Astra AB, Free Shares, "B"
  (Pharmaceuticals)                                        8,860        427,724
Enator AB (Computer Software -- Systems)                   1,600         40,382
Enator AB (Computer Software --
  Systems)*                                                8,000        204,842
Ericsson L M Telephone Co.
  (Telecommunications)                                     5,600        169,050
Hennes & Mauritz, "B", Free Shares
  (Retail)                                                   405         56,100
                                                                    -----------
                                                                    $ 1,292,310
                                                                    -----------
Switzerland -- 0.5%
Novartis AG (Pharmaceuticals)*                               160    $   183,318
                                                                    -----------
United Kingdom -- 7.4%
ASDA Group PLC (Retail)                                  143,000    $   301,335
British Aerospace PLC (Aerospace)                         12,000        262,736
British Petroleum PLC, ADR (Oils)                          2,844        402,070
Jarvis Hotels PLC (Restaurants and
  Lodging)*+                                              65,900        181,769
Kwik-Fit Holdings PLC (Retail)                            40,500        150,911
Lloyds TSB Group PLC (Banks and Credit
  Companies)                                              31,000        228,901
PowerGen PLC (Utilities -- Electric)                      55,305        541,962
Reuters Holdings, PLC, ADR (Publishing)                    2,350        179,775
Storehouse PLC (Retail)                                   69,600        308,232
Tomkins (Conglomerates)                                   45,600        210,929
                                                                    -----------
                                                                    $ 2,768,620
                                                                    -----------
Venezuela -- 0.4%
Compania Anonima Nacional Telefonos de
  Venezuela, ADR (Telecommunications)*                     4,800    $   135,000
                                                                    -----------
  Total Foreign Stocks                                              $14,159,845
                                                                    -----------
U.S. Stocks -- 20.0%
Aerospace -- 1.0%
General Dynamics Corp.                                     3,100    $   218,550
Lockheed Martin Corp.                                      1,313        120,139
Martin Marietta, Inc.                                      1,354         31,481
                                                                    -----------
                                                                    $   370,170
                                                                    -----------
Banks and Credit Companies -- 1.4%
Barnett Banks, Inc.                                        8,180    $   336,403
Norwest Corp.                                              4,800        208,800
                                                                    -----------
                                                                    $   545,203
                                                                    -----------
U.S. Stocks -- continued
Business Machines -- 0.7%
Digital Equipment Corp.*                                   2,200    $    80,025
International Business Machines Corp.                      1,125        169,875
                                                                    -----------
                                                                    $   249,900
                                                                    -----------
Chemicals -- 0.5%
Air Products & Chemicals, Inc.                             1,600    $   110,600
Praxair, Inc.                                              1,800         83,025
                                                                    -----------
                                                                    $   193,625
                                                                    -----------
Consumer Goods and Services -- 2.7%
Philip Morris Cos., Inc.                                   5,190    $   584,524
Tyco International Ltd.                                    7,900        417,712
                                                                    -----------
                                                                    $ 1,002,236
                                                                    -----------
Electrical Equipment -- 1.1%
General Electric Co.                                       4,350    $   430,106
                                                                    -----------
Financial Institutions -- 1.1%
American Express Co.                                       3,900    $   220,350
Associates First Capital Corp., "A"                          800         35,300
Federal Home Loan Mortgage Corp.                           1,400        154,175
                                                                    -----------
                                                                    $   409,825
                                                                    -----------
Food and Beverage Products -- 0.3%
McCormick & Co., Inc.                                      4,500    $   106,031
                                                                    -----------
Insurance -- 1.9%
Allstate Corp.                                             4,400    $   254,650
Cigna Corp.                                                2,300        314,238
Transamerica Corp.                                         1,800        142,200
                                                                    -----------
                                                                    $   711,088
                                                                    -----------
Machinery -- 0.3%
Deere & Co., Inc.                                          2,900    $   117,813
                                                                    -----------
Medical and Health Products -- 2.4%
Lilly (Eli) & Co.                                          2,996    $   218,708
Pharmacia & Upjohn, Inc.                                   5,500        217,938
Schering Plough Corp.                                      4,600        297,850
Warner-Lambert Co.                                         2,280        171,000
                                                                    -----------
                                                                    $   905,496
                                                                    -----------
Oils -- 2.0%
Exxon Corp.                                                2,600    $   254,800
Mobil Corp.                                                2,150        262,837
USX-Marathon Group                                        10,000        238,750
                                                                    -----------
                                                                    $   756,387
                                                                    -----------
Photographic Products -- 1.2%
Eastman Kodak Co.                                          5,480    $   439,770
                                                                    -----------
Printing and Publishing -- 0.7%
Gannett Co., Inc.                                          3,600    $   269,550
                                                                    -----------
Utilities -- Electric -- 2.7%
Coastal Corp.                                              5,600    $   273,700
FPL Group, Inc.                                            4,400        202,400
Illinova Corp.                                             6,200        170,500
Portland General Corp.                                     3,400        142,800
Sierra Pacific Resources                                   8,200        235,750
                                                                    -----------
                                                                    $ 1,025,150
                                                                    -----------
  Total U.S. Stocks                                                 $ 7,532,350
                                                                    -----------
  Total Stocks
    (Identified Cost, $20,191,385)                                  $21,692,195
                                                                    -----------

Bonds -- 33.8%

                                        Principal Amount
Issuer                                   (000 Omitted)                Value

Foreign Bonds -- 22.2%
Australia -- 3.6%
Commonwealth of Australia,
  9.75s, 2002                        AUD             450           $  398,289
Commonwealth of Australia,
  10s, 2002                                          550              494,656
Commonwealth of Australia,
  9.5s, 2003                                         500              442,544
                                                                   ----------
                                                                   $1,335,489
                                                                   ----------
Belgium -- 1.2%
Kingdom of Belgium, 8.75s, 2002      BEF           5,000           $  185,995
Kingdom of Belgium, 7.25s, 2004                    7,780              270,936
                                                                   ----------
                                                                   $  456,931
                                                                   ----------
Canada -- 4.3%
Government of Canada, 7.5s, 2003     CAD           1,105           $  872,114
Government of Canada, 7s, 2006                     1,000              761,147
                                                                   ----------
                                                                   $1,633,261
                                                                   ----------
Denmark -- 1.9%
Kingdom of Denmark, 6s, 1999         DKK           1,625           $  286,862
Kingdom of Denmark, 8s, 2001                         985              185,709
Kingdom of Denmark, 7s, 2007                       1,494              258,028
                                                                   ----------
                                                                   $  730,599
                                                                   ----------
Germany -- 4.7%
Federal Republic of Germany,
  7.125s, 2002                       DEM             793           $  565,692
Federal Republic of Germany,
  6.5s, 2005                                         872              593,992
Treuhandanstalt Obligationen,
  6.375s, 1999                                       873              601,766
                                                                   ----------
                                                                   $1,761,450
                                                                   ----------
Ireland -- 1.2%
Republic of Ireland, 6.25s, 1999     IEP             200           $  340,804
Republic of Ireland, 8s, 2000                         55               99,314
                                                                   ----------
                                                                   $  440,118
                                                                   ----------
Italy -- 2.0%
Republic of Italy, 8.313s, 1999      ITL         800,000           $  558,854
Republic of Italy, 8.313s, 2001                   35,000               25,346
Republic of Italy, 8.313s, 2006                  220,000              164,234
                                                                   ----------
                                                                   $  748,434
                                                                   ----------
Spain -- 1.1%
Government of Spain, 8.4s, 2001      ESP          25,090           $  211,257
Government of Spain, 10.5s, 2003                  23,450              219,423
                                                                   ----------
                                                                   $  430,680
                                                                   ----------
Sweden -- 0.8%
Kingdom of Sweden, 10.25s, 2000      SEK           1,700           $  287,740
                                                                   ----------
United Kingdom -- 1.4%
United Kingdom Treasury, 7s, 2001    GBP             300           $  508,661
                                                                   ----------
  Total Foreign Bonds                                              $8,333,363
U.S. Bonds -- 11.6%                                                ----------
U.S. Federal Agencies -- 3.2%
FNMA, 8s, 2026                                    $1,188           $1,210,275
                                                                   ----------
U.S. Treasury Obligations -- 8.4%
U.S. Treasury Notes, 5.875s, 1998                 $1,700           $1,699,728
U.S. Treasury Notes, 6.25s, 2001                     945              945,888
U.S. Treasury Notes, 6.875s, 2006                    500              515,235
                                                                   ----------
                                                                   $3,160,851
                                                                   ----------
  Total U.S. Bonds                                                 $4,371,126
                                                                   ----------
  Total Bonds (Identified Cost, $11,017,449)                      $12,704,489
                                                                   ----------
Short Term Obligations -- 8.3%
Federal Home Loan Bank, due
  1/02/97, at Amortized Cost                      $3,135          $ 3,134,543
                                                                   ----------
Call Options Purchased
                                              Principal Amount
                                                of Contracts
Description/Expiration Month/Strike Price      (000 Omitted)

Italian Lire/Deutsche Marks/
  January/995                           ITL         738,607        $    3,693
Japanese Government Bonds/
 January/104.076                        JPY          32,000             2,560
 February/116.8                                      29,000             2,117
 March/114.25                                        28,000             1,120
 March/115.106                                       29,000             1,421
                                                                   ----------
  Total Call Options Purchased
    (Premiums Paid, $16,200)                                       $   10,911
                                                                   ----------
Put Options Purchased -- 0.6%
Deutsche Marks/British Pounds/
 January/2.45                           DEM           1,807        $   86,932
 January/2.56                                         1,888            35,966
Swiss Francs/Deutsche Marks/
 January/0.829                          CHF             708            25,376
 February/0.84                                          717            18,340
 February/0.84                                        1,213            31,003
 March/0.86                                           1,977            21,449
                                                                   ----------
  Total Put Options Purchased
    (Premiums Paid, $46,737)                                      $   219,066
                                                                   ----------
  Total Investments
   (Identified Cost, $34,406,314)                                 $37,761,204
                                                                   ----------
Call Options Written
Deutsche Marks/British Pounds/
  January/2.3682                       DEM            1,747       $     --
Swiss Francs/Deutsche Marks/
  February/0.8265                      CHF            1,194                (8)
                                                                   ----------
  Total Call Options Written
    (Premiums Received, $10,317)                                  $        (8)
                                                                   ----------
Put Options Written -- (0.4)%
Deutsche Marks/British Pounds/
 January/2.45                          DEM            1,807       $   (86,574)
Japanese Government Bonds
 January/104.076                       JPY           32,000              (992)
 February/116.8                                      29,000            (1,015)
 March/114.25                                        28,000            (4,368)
 March/115.106                                       29,000            (4,698)
Swiss Francs/Deutsche Marks
 January/0.829                         CHF              708            (25,394)
 February/0.84                                        1,931            (49,364)
                                                                   ----------
  Total Put Options Written
    (Premiums Received, $64,875)                                  $  (172,405)
                                                                   ----------
Other Assets, Less Liabilities -- 0.1%                                 49,101
                                                                   ----------
  Net Assets -- 100.0%                                            $37,637,892
                                                                  ===========

          See portfolio footnotes and notes to financial statements

   Portfolio of Investments -- December 31, 1996
Zero Coupon Series 2000 Portfolio
U.S. Government Guaranteed -- 99.8%

                                                    Principal Amount
Issuer                                                (000 Omitted)     Value

Treasury Investment Growth Receipts -- 3.7%
Series 18, due 2/15/01                                      $  97   $   75,552
Series 12, due 5/15/01                                         22       16,869
Series 15, due 8/15/01                                         88       66,371
                                                                    ----------
  Total Treasury Investment Growth
    Receipts (Identified Cost, $139,574)                            $  158,792
U.S. Treasury Securities Stripped Interest Payments --              ----------
                                                                          96.1%
Generic Coupons, due
  5/15/00                                                   $ 742   $  606,177
Generic Coupons, due
  8/15/00                                                     115       92,473
Generic Coupons, due
  11/15/00                                                  4,256    3,369,688
Generic Coupons, due
  5/15/01                                                     131      100,507
                                                                    ----------
  Total U.S. Treasury Securities Stripped
    Interest Payments (Identified Cost, $4,071,962)                 $4,168,845
                                                                    ----------
  Total Investments
    (Identified Cost, $4,211,536)                                   $4,327,637
                                                                    ----------
Other Assets,
Less Liabilities -- 0.2%                                                 9,405
                                                                    ----------
  Net Assets -- 100.0%                                              $4,337,042
                                                                    ==========

          See portfolio footnotes and notes to financial statements

Portfolio Footnotes:
 *Non-income producing security.
**Non-income producing security - in default.
 #Payment-in-kind security.
##SEC Rule 144A restriction.
 +Restricted security.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. Dollar. A list of abbreviations is shown below.

AUD = Australian Dollars     GBP = British Pounds
BEF = Belgian  Francs        IEP = Irish Punts
CAD = Canadian Dollars       ITL = Italian Lire
CHF = Swiss Francs           JPY = Japanese Yen
DEM = Deutsche   Marks       NLG = Dutch Guilders
DKK = Danish  Kroner         NZD = New Zealand Dollars
ESP = Spanish Pesetas        SEK = Swedish Kronor
FRF = French  Francs

MFS/Sun Life Series Trust
Statements of Assets and Liabilities -- December 31, 1996

                                                                Capital        Conservative
Assets:                                                       Appreciation        Growth
 Investments --                                                  Series           Series
                                                            ----------------- ---------------
  Unaffiliated issuers, at cost    ........................  $ 838,663,185    $460,227,607
  Unrealized appreciation    ..............................    219,573,041     110,282,336
                                                             --------------   -------------
    Total investments, at value ...........................  $1,058,236,226   $570,509,943
Cash    ...................................................          6,497           5,569
Receivable for investments sold ...........................      2,681,753              --
Receivable for Trust shares sold   ........................        445,494         449,879
Interest and dividends receivable  ........................        905,638         866,311
Other assets  .............................................          8,435          11,992
                                                             --------------   -------------
   Total assets  ..........................................  $1,062,284,043   $571,843,694
                                                             ==============   =============
Liabilities:
Payable for investments purchased  ........................  $     325,298    $    172,718
Payable for Trust shares reacquired   .....................        151,338         572,349
Payable to investment adviser   ...........................         65,402          25,944
Accrued expenses and other liabilities   ..................        110,574          64,648
                                                             --------------   -------------
   Total liabilities   ....................................  $     652,612    $    835,659
                                                             --------------   -------------
    Net assets   ..........................................  $1,061,631,431   $571,008,035
                                                             ==============   =============
Net assets consist of:
Paid-in capital  ..........................................  $ 738,885,344    $422,442,883
Unrealized appreciation on investments and translation of
 assets and liabilities in foreign currencies  ............    219,573,041     110,282,160
Accumulated undistributed net realized gain (loss) on
 investments and foreign currency transactions ............    103,173,046      31,094,901
Accumulated undistributed net investment income   .........             --       7,188,091
                                                             --------------   -------------
    Net assets   ..........................................  $1,061,631,431   $571,008,035
                                                             ==============   =============
Shares of beneficial interest outstanding   ...............     29,628,372      21,549,255
                                                             ==============   =============
Net asset value, offering price and redemption price
 per share (net assets [dividedby] shares of beneficial
 interest outstanding)    .................................      $35.83           $26.50
                                                                  ==========      ==========   .


                                                               Emerging       Government        High
Assets:                                                         Growth        Securities        Yield
 Investments --                                                 Series          Series         Series
                                                            --------------- --------------- --------------
  Unaffiliated issuers, at cost    ........................ $227,900,132    $376,652,522    $187,955,451
  Unrealized appreciation    ..............................   22,373,796       1,701,900       5,119,700
                                                            -------------   ------------    ------------
    Total investments, at value ........................... $250,273,928    $378,354,422    $193,075,151
Cash    ...................................................      906,051             455           7,678
Receivable for investments sold ...........................       66,852             574              --
Receivable for Trust shares sold   ........................      507,218          64,849          87,906
Interest and dividends receivable  ........................       32,586       4,793,032       3,917,489
Other assets  .............................................        4,180           3,982           1,646
                                                            -------------   ------------    ------------
   Total assets  .......................................... $251,790,815    $383,217,314    $197,089,870
                                                            =============   ============    ============
Liabilities:
Payable for investments purchased  ........................ $    900,100    $         --    $         --
Payable for Trust shares reacquired   .....................            5          28,868         529,019
Payable to investment adviser   ...........................       15,284          17,347          12,035
Accrued expenses and other liabilities   ..................       49,201          64,189          50,559
                                                            -------------   ------------    ------------
   Total liabilities   .................................... $    964,590    $    110,404    $    591,613
                                                            -------------   ------------    ------------
    Net assets   .......................................... $250,826,225    $383,106,910    $196,498,257
                                                            =============   ============    ============
Net assets consist of:
Paid-in capital  .......................................... $228,002,771    $365,852,204    $185,308,581
Unrealized appreciation on investments and translation of
 assets and liabilities in foreign currencies  ............   22,373,796       1,701,900       5,119,700
Accumulated undistributed net realized gain (loss) on
 investments and foreign currency transactions ............      260,974      (9,743,917)     (8,935,904)
Accumulated undistributed net investment income   .........      188,684      25,296,723      15,005,880
                                                            -------------   ------------    ------------
    Net assets   .......................................... $250,826,225    $383,106,910    $196,498,257
                                                            =============   ============    ============
Shares of beneficial interest outstanding   ...............   16,912,918      29,773,965      21,328,113
                                                            =============   ============    ============
Net asset value, offering price and redemption price
 per share (net assets [dividedby] shares of beneficial
 interest outstanding)    .................................     $14.83          $12.87          $9.21
                                                                ==========      ==========      =========

                       See notes to financial statements

MFS/Sun Life Series Trust
Statements of Assets and Liabilities -- December 31, 1996 -- continued

                                                                             MFS/Foreign &
                                                                               Colonial
                                                                               Emerging
                                                               Managed          Markets
Assets:                                                        Sectors          Equity
 Investments --                                                 Series          Series
                                                            --------------- ----------------
  Unaffiliated issuers, at cost    ........................ $246,507,634    $3,320,408
  Unrealized appreciation (depreciation) ..................   20,682,436        44,237
                                                            -------------   ----------
    Total investments, at value ........................... $267,190,070    $3,364,645
Cash    ...................................................        5,467           257
Foreign currency, at value
 (identified cost, $193, $1,906 and $77,973, respectively)            --           193
Net receivable for forward foreign
 currency exchange contracts sold  ........................           --            --
Net receivable for closed forward foreign currency
 exchange contracts    ....................................           --            --
Receivable for investments sold ...........................    2,361,097            --
Receivable for Trust shares sold   ........................      401,665         4,463
Interest and dividends receivable  ........................      121,331           815
Receivable from investment adviser    .....................           --         3,970
Other assets  .............................................        2,095         1,792
                                                            -------------   ----------
   Total assets  .......................................... $270,081,725    $3,376,135
                                                            =============   ==========
Liabilities:
Payable for investments purchased  ........................ $  3,554,638    $   81,719
Payable for Trust shares reacquired   .....................       93,985         8,930
Written options outstanding, at value
 (premiums received, $31,117)   ...........................           --            --
Net payable for open forward foreign currency exchange
 contracts purchased   ....................................           --            --
Payable to investment adviser   ...........................       16,424            --
Accrued expenses and other liabilities   ..................       48,764        14,049
                                                            -------------   ----------
   Total liabilities   .................................... $  3,713,811    $  104,698
                                                            -------------   ----------
    Net assets   .......................................... $266,367,914    $3,271,437
                                                            =============   ==========
Net assets consist of:
Paid-in capital  .......................................... $214,079,577    $3,229,761
Unrealized appreciation (depreciation) on investments and
 translation of assets and liabilities in foreign             20,682,436        44,230
currencies
Accumulated undistributed net realized gain (loss) on
 investments and foreign currency transactions    .........   31,409,315        (5,296)
Accumulated undistributed net investment income   .........      196,586         2,742
                                                            -------------   ----------
    Net assets   .......................................... $266,367,914    $3,271,437
                                                            =============   ==========
Shares of beneficial interest outstanding   ...............   10,147,218       327,100
                                                            =============   ==========
Net asset value, offering price and redemption price
 per share (net assets [dividedby] shares of beneficial
 interest outstanding) ....................................     $26.25          $10.00
                                                                ==========      ==========



                                                                              MFS/Foreign &
                                                             MFS/Foreign &      Colonial
                                                               Colonial       International
                                                             International     Growth and         Money
Assets:                                                         Growth           Income          Market
 Investments --                                                 Series           Series          Series
                                                            ---------------- ---------------- --------------
  Unaffiliated issuers, at cost    ........................ $6,713,856       $34,603,368      $406,081,258
  Unrealized appreciation (depreciation) ..................     85,839           619,796                --
                                                            ----------       ------------     -------------
    Total investments, at value ........................... $6,799,695       $35,223,164      $406,081,258
Cash    ...................................................      3,629            84,878           407,003
Foreign currency, at value
 (identified cost, $193, $1,906 and $77,973, respectively)       1,871            77,482                --
Net receivable for forward foreign
 currency exchange contracts sold  ........................         --            31,447                --
Net receivable for closed forward foreign currency
 exchange contracts    ....................................         --             9,922                --
Receivable for investments sold ...........................         --           162,061                --
Receivable for Trust shares sold   ........................     49,843            48,732         3,290,387
Interest and dividends receivable  ........................      4,501           188,194                --
Receivable from investment adviser    .....................         --                --                --
Other assets  .............................................        502            26,211             4,083
                                                            ----------       ------------     -------------
   Total assets  .......................................... $6,860,041       $35,852,091      $409,782,731
                                                            ==========       ============     =============
Liabilities:
Payable for investments purchased  ........................ $1,319,143       $        --      $         --
Payable for Trust shares reacquired   .....................         --             5,820           523,555
Written options outstanding, at value
 (premiums received, $31,117)   ...........................         --            65,305                --
Net payable for open forward foreign currency exchange
 contracts purchased   ....................................         --            50,408                --
Payable to investment adviser   ...........................         --             2,805            16,652
Accrued expenses and other liabilities   ..................     15,675            18,170            77,198
                                                            ----------       ------------     -------------
   Total liabilities   .................................... $1,334,818       $   142,508      $    617,405
                                                            ----------       ------------     -------------
    Net assets   .......................................... $5,525,223       $35,709,583      $409,165,326
                                                            ==========       ============     =============
Net assets consist of:
Paid-in capital  .......................................... $5,594,093       $34,644,825      $409,165,326
Unrealized appreciation (depreciation) on investments and
 translation of assets and liabilities in foreign              (77,930)          577,956                --
currencies
Accumulated undistributed net realized gain (loss) on
 investments and foreign currency transactions    .........     (7,804)           95,605                --
Accumulated undistributed net investment income   .........     16,864           391,197                --
                                                            ----------       ------------     -------------
    Net assets   .......................................... $5,525,223       $35,709,583      $409,165,326
                                                            ==========       ============     =============
Shares of beneficial interest outstanding   ...............    562,577         3,361,010       409,165,326
                                                            ==========       ============     =============
Net asset value, offering price and redemption price
 per share (net assets [dividedby] shares of beneficial
 interest outstanding) ....................................      $9.82           $10.62           $1.00
                                                                 ==========      ===========      =========

                       See notes to financial statements

MFS/Sun Life Series Trust
Statements of Assets and Liabilities -- December 31, 1996 -- continued

                                                                                   Total
Assets:                                                          Research          Return
 Investments --                                                   Series           Series
                                                              --------------- -----------------
  Unaffiliated issuers, at cost   ........................... $307,204,403    $1,171,563,058
  Unrealized appreciation   .................................   32,347,539       158,139,762
                                                              -------------   ---------------
    Total investments, at value   ........................... $339,551,942    $1,329,702,820
 Cash  ......................................................       10,955            62,384
 Foreign currency, at value
 (identified cost, $5, $178 and $63,002, respectively) ......            5                --
 Net receivable for forward foreign currency
 exchange contracts purchased  ..............................           --                --
 Receivable for investments sold  ...........................       88,017         2,677,205
 Receivable for Trust shares sold ...........................      544,394           222,350
 Interest and dividends receivable   ........................      313,483         8,866,955
 Other assets   .............................................       23,389            11,866
                                                              -------------   ---------------
    Total assets   .......................................... $340,532,185    $1,341,543,580
                                                              =============   ===============
Liabilities:
 Payable for investments purchased   ........................ $ 15,062,380    $    5,917,697
 Payable for Trust shares reacquired ........................            5           440,031
 Written options outstanding, at value
 (premiums received, $12,640)  ..............................           --                --
 Net payable for open forward foreign currency exchange
 contracts sold .............................................           --                --
 Net payable for closed forward foreign currency exchange
 contracts   ................................................           --                --
 Payable to investment adviser    ...........................       19,761            74,122
 Accrued expenses and other liabilities .....................       60,826            89,567
                                                              -------------   ---------------
    Total liabilities ....................................... $ 15,142,972    $    6,521,417
                                                              -------------   ---------------
     Net assets    .......................................... $325,389,213    $1,335,022,163
                                                              =============   ===============
Net assets consist of:
 Paid-in capital   .......................................... $280,202,945    $1,030,730,042
 Unrealized appreciation on investments and translation of
 assets and liabilities in foreign currencies    ............   32,347,316       158,138,193
 Accumulated undistributed net realized gain on investments
 and foreign currency transactions   ........................   11,885,207        96,073,810
 Accumulated undistributed net investment income    .........      953,745        50,080,118
                                                              -------------   ---------------
     Net assets    .......................................... $325,389,213    $1,335,022,163
                                                              =============   ===============
 Shares of beneficial interest outstanding ..................   19,633,104        68,675,042
                                                              =============   ===============
 Net asset value, offering price and redemption price
 per share (net assets [dividedby] shares of beneficial
 interest outstanding)   ....................................     $16.57           $19.44
                                                              =============   ===============



                                                                                               World
                                                                                               Asset
Assets:                                                         Utilities        Value       Allocation
 Investments --                                                  Series         Series         Series
                                                              -------------- -------------- -------------
  Unaffiliated issuers, at cost   ........................... $62,444,540    $15,964,794    $72,540,037
  Unrealized appreciation   .................................   6,520,732        474,002      4,028,431
                                                              ------------   ------------   ------------
    Total investments, at value   ........................... $68,965,272    $16,438,796    $76,568,468
 Cash  ......................................................       1,633          1,395          2,784
 Foreign currency, at value
 (identified cost, $5, $178 and $63,002, respectively) ......          --            187         62,447
 Net receivable for forward foreign currency
 exchange contracts purchased  ..............................          --             --         55,093
 Receivable for investments sold  ...........................   1,840,050             --        347,202
 Receivable for Trust shares sold ...........................      80,723        266,446         42,209
 Interest and dividends receivable   ........................     449,865         11,459        339,903
 Other assets   .............................................         464             35            278
                                                              ------------   ------------   ------------
    Total assets   .......................................... $71,338,007    $16,718,318    $77,418,384
                                                              ============   ============   ============
Liabilities:
 Payable for investments purchased   ........................ $   626,764    $     1,595    $   258,088
 Payable for Trust shares reacquired ........................         128              3             34
 Written options outstanding, at value
 (premiums received, $12,640)  ..............................          --             --         12,537
 Net payable for open forward foreign currency exchange
 contracts sold .............................................          --             --         41,111
 Net payable for closed forward foreign currency exchange
 contracts   ................................................          --             --         59,691
 Payable to investment adviser    ...........................       4,318             --          4,699
 Accrued expenses and other liabilities .....................      26,619         16,865         26,439
                                                              ------------   ------------   ------------
    Total liabilities ....................................... $   657,829    $    18,463    $   402,599
                                                              ------------   ------------   ------------
     Net assets    .......................................... $70,680,178    $16,699,855    $77,015,785
                                                              ============   ============   ============
Net assets consist of:
 Paid-in capital   .......................................... $54,896,571    $15,940,946    $68,247,960
 Unrealized appreciation on investments and translation of
 assets and liabilities in foreign currencies    ............   6,521,071        474,019      3,983,459
 Accumulated undistributed net realized gain on investments
 and foreign currency transactions   ........................   6,952,226        219,157      3,191,446
 Accumulated undistributed net investment income    .........   2,310,310         65,733      1,592,920
                                                              ------------   ------------   ------------
     Net assets    .......................................... $70,680,178    $16,699,855    $77,015,785
                                                              ============   ============   ============
 Shares of beneficial interest outstanding ..................   5,053,114      1,517,402      5,589,209
                                                              ============   ============   ============
 Net asset value, offering price and redemption price
 per share (net assets [dividedby] shares of beneficial
 interest outstanding)   ....................................    $13.99         $11.01         $13.78
                                                              ============   ============   ============

                       See notes to financial statements

MFS/Sun Life Series Trust
Statements of Assets and Liabilities -- December 31, 1996 -- continued

                                                                                                                     Zero
                                                                                                     World          Coupon
                                                                 World             World             Total          Series
Assets:                                                       Governments          Growth           Return           2000
 Investments --                                                  Series            Series           Series         Portfolio
                                                              ---------------   ---------------   --------------   ------------
  Unaffiliated issuers, at cost    ........................   $137,945,784      $182,445,512      $34,406,314      $4,211,536
  Unrealized appreciation    ..............................      3,157,979        20,185,751        3,354,890         116,101
                                                              -------------     -------------     ------------     ----------
    Total investments, at value ...........................   $141,103,763      $202,631,263      $37,761,204      $4,327,637
 Cash   ...................................................          1,411            17,568            6,640          12,957
 Foreign currency, at value
 (identified cost, $110,090 and $2, respectively) .........             --           109,817                2              --
 Net receivable for forward foreign currency
 exchange contracts sold  .................................      1,196,207                --           18,569              --
 Receivable for investments sold   ........................             --           122,694           12,732              --
 Receivable for Trust shares sold  ........................         58,459           179,643           47,356              --
 Interest and dividends receivable    .....................      4,363,298           205,166          275,200              --
 Receivable from investment adviser   .....................             --                --               --           4,099
 Other assets .............................................          1,643             1,579              147              50
                                                              -------------     -------------     ------------     ----------
    Total assets    .......................................   $146,724,781      $203,267,730      $38,121,850      $4,344,743
                                                              =============     =============     ============     ==========
Liabilities:
 Payable for investments purchased ........................   $         --      $     71,732      $   123,395      $       --
 Payable for Trust shares reacquired  .....................        216,584             1,769            4,454           1,070
 Written options outstanding, at value
 (premiums received, $1,067,793 and $75,192,
 respectively)   ..........................................      2,349,188                --          172,413              --
 Net payable for forward foreign currency exchange
 contracts purchased   ....................................      1,238,597                --           77,759              --
 Net payable for closed forward foreign currency exchange
 contracts    .............................................      1,096,013                --           87,421              --
 Payable to investment adviser  ...........................          8,684            14,825            2,304              89
 Accrued expenses and other liabilities  ..................         51,283            73,898           16,212           6,542
                                                              -------------     -------------     ------------     ----------
    Total liabilities  ....................................   $  4,960,349      $    162,224      $   483,958      $    7,701
                                                              -------------     -------------     ------------     ----------
     Net assets  ..........................................   $141,764,432      $203,105,506      $37,637,892      $4,337,042
                                                              =============     =============     ============     ==========
Net assets consist of:
 Paid-in capital ..........................................   $135,421,697      $178,745,334      $33,148,403      $4,052,012
 Unrealized appreciation on investments and translation of
 assets and liabilities in foreign currencies  ............        733,317        20,184,826        3,111,350         116,101
 Accumulated undistributed net realized gain (loss) on
 investments and foreign currency transactions    .........        632,661         3,337,240          609,127         (61,962)
 Accumulated undistributed net investment income  .........      4,976,757           838,106          769,012         230,891
                                                              -------------     -------------     ------------     ----------
     Net assets  ..........................................   $141,764,432      $203,105,506      $37,637,892      $4,337,042
                                                              =============     =============     ============     ==========
 Shares of beneficial interest outstanding  ...............     12,592,121        15,583,012        2,837,231         488,282
                                                              =============     =============     ============     ==========
 Net asset value, offering price and redemption price
 per share (net assets [dividedby] shares of beneficial
 interest outstanding)    .................................         $11.26            $13.03           $13.27           $8.88
                                                              =============     =============     ============     ==========

                       See notes to financial statements

MFS/Sun Life Series Trust
Statements of Operations -- Year Ended December 31, 1996

Net investment income:                                              Capital       Conservative
                                                                  Appreciation       Growth
 Income --                                                           Series          Series
                                                                 --------------- ---------------
  Interest   ...................................................   $ 1,058,532      $1,360,788
  Dividends  ...................................................     5,967,048       8,465,393
  Foreign taxes withheld    ....................................       (61,346)        (78,356)
                                                                   -----------      ----------
   Total investment income  ....................................   $ 6,964,234      $9,747,825
                                                                   -----------      ----------
 Expenses --
 Investment advisory fees   ....................................   $ 7,006,502      $2,320,310
  Trustees' fees   .............................................           647             647
  Custodian fees   .............................................       362,382         184,882
  Printing expenses   ..........................................        56,499          16,556
  Auditing fees ................................................        36,908          33,958
  Legal fees ...................................................         1,844           2,339
  Miscellaneous ................................................            --              --
                                                                   -----------      ----------
   Total expenses  .............................................   $ 7,464,782      $2,558,692
  Waiver of expenses by investment adviser    ..................            --              --
  Fees paid indirectly   .......................................        (5,846)         (7,397)
                                                                   -----------      ----------
   Net expenses    .............................................   $ 7,458,936      $2,551,295
                                                                   -----------      ----------
    Net investment income (loss)  ..............................   $  (494,702)     $7,196,530
                                                                   -----------      ----------
Realized and unrealized gain (loss)
on investments and foreign currency transactions:
 Realized gain (loss) (identified cost basis) --
 Investment transactions .......................................  $103,790,117     $31,422,180
  Foreign currency transactions   ..............................        19,482          (8,340)
  Futures contracts   ..........................................            --              --
                                                                   -----------      ----------
    Net realized gain (loss)
    on investments and foreign currency
    transactions   .............................................  $103,809,599     $31,413,840
                                                                   -----------      ----------
 Change in unrealized appreciation (depreciation) on --
  Investments   ................................................   $78,724,258     $58,921,678
  Translation of assets and liabilities in foreign currencies          (43,558)         (1,086)
                                                                   -----------      ----------
   Net unrealized gain (loss) on investments and
   foreign currency translation   ..............................   $78,680,700     $58,920,592
                                                                   -----------      ----------
    Net realized and unrealized gain (loss)
    on investments and foreign currency    .....................  $182,490,299     $90,334,432
                                                                   -----------      ----------
     Increase in net assets
     from operations  ..........................................  $181,995,597     $97,530,962
                                                                   ===========      ==========



Net investment income:                                             Emerging       Government        High
                                                                    Growth        Securities       Yield
 Income --                                                          Series          Series         Series
                                                                 -------------- --------------- -------------
  Interest   ...................................................   $1,152,386     $ 27,854,463    $16,450,477
  Dividends  ...................................................      135,759               --             --
  Foreign taxes withheld    ....................................       (6,164)              --             --
                                                                   ----------     ------------    -----------
   Total investment income  ....................................   $1,281,981     $ 27,854,463    $16,450,477
                                                                   ----------     ------------    -----------
 Expenses --
 Investment advisory fees   ....................................   $1,182,281     $  2,121,808    $ 1,252,812
  Trustees' fees   .............................................          647              647            647
  Custodian fees   .............................................       68,612          202,457         86,709
  Printing expenses   ..........................................        8,882           41,731         17,927
  Auditing fees ................................................       63,408           43,208         51,483
  Legal fees ...................................................        2,139            2,120          2,359
  Miscellaneous ................................................           --            6,190            516
                                                                   ----------     ------------    -----------
   Total expenses  .............................................   $1,325,969     $  2,418,161    $ 1,412,453
  Waiver of expenses by investment adviser    ..................     (225,349)              --             --
  Fees paid indirectly   .......................................      (10,268)          (1,920)        (8,132)
                                                                   ----------     ------------    -----------
   Net expenses    .............................................   $1,090,352     $  2,416,241    $ 1,404,321
                                                                   ----------     ------------    -----------
    Net investment income (loss)  ..............................   $  191,629     $ 25,438,222    $15,046,156
                                                                   ----------     ------------    -----------
Realized and unrealized gain (loss)
on investments and foreign currency transactions:
 Realized gain (loss) (identified cost basis) --
 Investment transactions .......................................   $  281,508     $ (1,039,669)   $ 1,384,999
  Foreign currency transactions   ..............................       (2,841)              --             --
  Futures contracts   ..........................................           --       (1,464,071)            --
                                                                   ----------     ------------    -----------
    Net realized gain (loss)
    on investments and foreign currency
    transactions   .............................................   $  278,667     $ (2,503,740)   $ 1,384,999
                                                                   ----------     ------------    -----------
 Change in unrealized appreciation (depreciation) on --
  Investments   ................................................  $16,792,021     $(16,642,829)   $ 3,497,778
  Translation of assets and liabilities in foreign currencies              --               --             --
                                                                   ----------     ------------    -----------
   Net unrealized gain (loss) on investments and
   foreign currency translation   ..............................  $16,792,021     $(16,642,829)   $ 3,497,778
                                                                   ----------     ------------    -----------
    Net realized and unrealized gain (loss)
    on investments and foreign currency    .....................  $17,070,688     $(19,146,569)   $ 4,882,777
                                                                   ----------     ------------    -----------
     Increase in net assets
     from operations  ..........................................  $17,262,317     $  6,291,653    $19,928,933
                                                                   ==========     ============    ===========

                       See notes to financial statements

MFS/Sun Life Series Trust
Statements of Operations -- Year Ended December 31, 1996 -- continued

                                                                                 MFS/Foreign &
                                                                                   Colonial
                                                                                Emerging
Net investment income:                                              Managed         Markets
                                                                    Sectors         Equity
 Income --                                                          Series         Series++
                                                                 -------------- ----------------
  Interest   ...................................................   $  499,802       $ 15,225
  Dividends  ...................................................    1,624,629          5,860
  Foreign taxes withheld    ....................................      (16,642)          (157)
                                                                   ----------       --------
   Total investment income  ....................................   $2,107,789       $ 20,928
                                                                   ----------       --------
 Expenses --
 Investment advisory fees   ....................................   $1,729,822       $ 11,151
  Trustees' fees   .............................................          647            647
  Custodian fees   .............................................      110,846            707
  Printing expenses   ..........................................       23,142            125
  Auditing fees ................................................       34,333         15,915
  Legal fees ...................................................        1,310          2,321
  Miscellaneous ................................................          884            382
                                                                   ----------       --------
   Total expenses  .............................................   $1,900,984       $ 31,248
  Waiver of expenses by investment adviser    ..................           --        (11,151)
  Assumption of expenses by investment adviser   ...............           --         (5,761)
  Fees paid indirectly   .......................................           --           (508)
                                                                   ----------       --------
   Net expenses    .............................................   $1,900,984       $ 13,828
                                                                   ----------       --------
    Net investment income   ....................................   $  206,805       $  7,100
                                                                   ----------       --------
Realized and unrealized gain (loss)
on investments and foreign currency transactions:
 Realized gain (loss) (identified cost basis) --
 Investment transactions .......................................  $31,514,301       $ (5,296)
  Written option transactions  .................................           --             --
  Foreign currency transactions   ..............................      (10,219)        (4,358)
                                                                   ----------       --------
    Net realized gain (loss)
    on investments and foreign currency
    transactions   .............................................  $31,504,082       $ (9,654)
                                                                   ----------       --------
 Change in unrealized appreciation (depreciation) on --
  Investments   ................................................   $5,998,655       $ 44,237
  Written options  .............................................           --             --
  Translation of assets and liabilities in foreign currencies           3,394             (7)
                                                                   ----------       --------
   Net unrealized gain (loss) on investments and
   foreign currency translation   ..............................   $6,002,049       $ 44,230
                                                                   ----------       --------
    Net realized and unrealized gain (loss)
    on investments and foreign currency    .....................  $37,506,131       $ 34,576
                                                                   ----------       --------
     Increase (decrease) in net assets
     from operations  ..........................................  $37,712,936       $ 41,676
                                                                   ==========       ========
 +From June 3, 1996 (commencement of investment operations) to December 31, 1996.
++From June 5, 1996 (commencement of investment operations) to December 31, 1996.
 See notes to financial statements



                                                                                  MFS/Foreign &
                                                                  MFS/Foreign &      Colonial
                                                                    Colonial      International
Net investment income:                                            International     Growth and       Money
                                                                     Growth           Income         Market
 Income --                                                           Series+          Series         Series
                                                                 ---------------- --------------- -------------
  Interest   ...................................................     $ 31,675        $ 412,874      $17,863,613
  Dividends  ...................................................       15,807          384,846               --
  Foreign taxes withheld    ....................................       (2,128)         (49,559)              --
                                                                     --------        ---------      -----------
   Total investment income  ....................................     $ 45,354        $ 748,161      $17,863,613
                                                                     --------        ---------      -----------
 Expenses --
 Investment advisory fees   ....................................     $ 14,479        $ 230,054      $ 1,658,426
  Trustees' fees   .............................................          647              647              647
  Custodian fees   .............................................        1,488           26,333          140,498
  Printing expenses   ..........................................          135            2,315           43,459
  Auditing fees ................................................       18,365           11,958           28,633
  Legal fees ...................................................        2,296            2,338            2,320
  Miscellaneous ................................................          924              342            4,034
                                                                     --------        ---------      -----------
   Total expenses  .............................................     $ 38,334        $ 273,987      $ 1,878,017
  Waiver of expenses by investment adviser    ..................      (14,479)         (44,482)              --
  Assumption of expenses by investment adviser   ...............           --               --               --
  Fees paid indirectly   .......................................         (921)          (2,364)          (4,957)
                                                                     --------        ---------      -----------
   Net expenses    .............................................     $ 22,934        $ 227,141      $ 1,873,060
                                                                     --------        ---------      -----------
    Net investment income   ....................................     $ 22,420        $ 521,020      $15,990,553
                                                                     --------        ---------      -----------
Realized and unrealized gain (loss)
on investments and foreign currency transactions:
 Realized gain (loss) (identified cost basis) --
 Investment transactions .......................................     $ (7,804)       $  92,414      $        --
  Written option transactions  .................................           --           20,285               --
  Foreign currency transactions   ..............................       (5,556)        (146,917)              --
                                                                     --------        ---------      -----------
    Net realized gain (loss)
    on investments and foreign currency
    transactions   .............................................     $(13,360)       $ (34,218)     $        --
                                                                     --------        ---------      -----------
 Change in unrealized appreciation (depreciation) on --
  Investments   ................................................     $(76,222)       $ 497,605               --
  Written options  .............................................           --          (34,187)              --
  Translation of assets and liabilities in foreign currencies          (1,708)          (1,108)              --
                                                                     --------        ---------      -----------
   Net unrealized gain (loss) on investments and
   foreign currency translation   ..............................     $(77,930)       $ 462,310      $        --
                                                                     --------        ---------      -----------
    Net realized and unrealized gain (loss)
    on investments and foreign currency    .....................     $(91,290)       $ 428,092      $        --
                                                                     --------        ---------      -----------
     Increase (decrease) in net assets
     from operations  ..........................................     $(68,870)       $ 949,112      $15,990,553
                                                                     ========        =========      ===========

 +From June 3, 1996 (commencement of investment operations) to
  December 31, 1996.

++From June 5, 1996 (commencement of investment operations) to
  December 31, 1996.

 See notes to financial statements

MFS/Sun Life Series Trust
Statements of Operations -- Year Ended December 31, 1996 -- continued

Net investment income:                                                              Total
                                                                   Research         Return
 Income --                                                          Series          Series
                                                                 -------------- ---------------
  Interest   ...................................................   $  587,600     $37,520,040
  Dividends  ...................................................    2,002,469      21,544,307
  Foreign taxes withheld    ....................................      (45,949)       (257,151)
                                                                   ----------     -----------
   Total investment income  ....................................   $2,544,120     $58,807,196
                                                                   ----------     -----------
 Expenses --
 Investment advisory fees   ....................................   $1,401,185     $ 8,228,127
  Trustees' fees   .............................................          647             647
  Custodian fees   .............................................       97,823         391,689
  Printing expenses   ..........................................       12,767          41,029
  Auditing fees ................................................       66,759          39,108
  Legal fees ...................................................        2,339           2,339
  Miscellaneous ................................................           --              --
                                                                   ----------     -----------
   Total expenses  .............................................   $1,581,520     $ 8,702,939
  Waiver of expenses by investment adviser    ..................           --              --
  Fees paid indirectly   .......................................       (9,634)        (29,644)
                                                                   ----------     -----------
   Net expenses    .............................................   $1,571,886     $ 8,673,295
                                                                   ----------     -----------
    Net investment income   ....................................   $  972,234     $50,133,901
                                                                   ----------     -----------
Realized and unrealized gain (loss)
on investments and foreign currency transactions:
 Realized gain (loss) (identified cost basis) --
  Investment transactions   ....................................  $11,942,236     $96,355,250
  Written option transactions  .................................           --              --
  Foreign currency transactions   ..............................      (18,442)        (14,291)
                                                                   ----------     -----------
   Net realized gain
   on investments and foreign currency transactions  .            $11,923,794     $96,340,959
                                                                   ----------     -----------
 Change in unrealized appreciation (depreciation) on --
  Investments   ................................................  $25,455,597     $15,775,795
  Written options  .............................................           --              --
  Translation of assets and liabilities in foreign currencies             (23)         (2,012)
                                                                   ----------     -----------
   Net unrealized gain on investments and foreign
   currency translation  .......................................  $25,455,574     $15,773,783
                                                                   ----------     -----------
    Net realized and unrealized gain on investments
    and foreign currency    ....................................  $37,379,368    $112,114,742
                                                                   ----------     -----------
     Increase in net assets
     from operations  ..........................................  $38,351,602    $162,248,643
                                                                   ==========     ===========

+From June 3, 1996 (commencement of investment operations) to December 31, 1996.
 See notes to financial statements



                                                                                              World
Net investment income:                                                                        Asset
                                                                  Utilities      Value     Allocation
 Income --                                                          Series      Series+      Series
                                                                 ------------- ----------- ------------
  Interest   ...................................................   $  860,056    $ 53,412    $1,372,805
  Dividends  ...................................................    2,111,852      36,159       660,414
  Foreign taxes withheld    ....................................     (121,326)       (604)      (71,642)
                                                                   ----------    --------    ----------
   Total investment income  ....................................   $2,850,582    $ 88,967    $1,961,577
                                                                   ----------    --------    ----------
 Expenses --
 Investment advisory fees   ....................................   $  418,966    $ 27,382    $  390,024
  Trustees' fees   .............................................          647         647           647
  Custodian fees   .............................................       30,393       2,436        49,878
  Printing expenses   ..........................................        7,305         236         2,240
  Auditing fees ................................................       32,158      15,915        44,568
  Legal fees ...................................................        2,339       2,496         2,139
  Miscellaneous ................................................           --       2,240            --
                                                                   ----------    --------    ----------
   Total expenses  .............................................   $  491,808    $ 51,352    $  489,496
  Waiver of expenses by investment adviser    ..................           --     (27,382)           --
  Fees paid indirectly   .......................................       (2,703)     (1,133)       (4,994)
                                                                   ----------    --------    ----------
   Net expenses    .............................................   $  489,105    $ 22,837    $  484,502
                                                                   ----------    --------    ----------
    Net investment income   ....................................   $2,361,477    $ 66,130    $1,477,075
                                                                   ----------    --------    ----------
Realized and unrealized gain (loss)
on investments and foreign currency transactions:
 Realized gain (loss) (identified cost basis) --
  Investment transactions   ....................................   $6,985,037    $219,157    $3,482,635
  Written option transactions  .................................           --          --        41,961
  Foreign currency transactions   ..............................       (8,318)       (397)     (179,182)
                                                                   ----------    --------    ----------
   Net realized gain
   on investments and foreign currency transactions  .             $6,976,719    $218,760    $3,345,414
                                                                   ----------    --------    ----------
 Change in unrealized appreciation (depreciation) on --
  Investments   ................................................   $1,889,069    $474,002    $2,615,713
  Written options  .............................................           --          --         2,621
  Translation of assets and liabilities in foreign currencies           1,652          17       (49,232)
                                                                   ----------    --------    ----------
   Net unrealized gain on investments and foreign
   currency translation  .......................................   $1,890,721    $474,019    $2,569,102
                                                                   ----------    --------    ----------
    Net realized and unrealized gain on investments
    and foreign currency    ....................................   $8,867,440    $692,779    $5,914,516
                                                                   ----------    --------    ----------
     Increase in net assets
     from operations  ..........................................  $11,228,917    $758,909    $7,391,591
                                                                   ==========    ========    ==========

+From June 3, 1996 (commencement of investment operations) to December 31, 1996.

 See notes to financial statements

MFS/Sun Life Series Trust
Statements of Operations -- Year Ended December 31, 1996 -- continued

                                                                                                                 Zero
                                                                                                   World        Coupon
Net investment income:                                               World           World         Total        Series
                                                                  Governments       Growth         Return        2000
 Income --                                                           Series         Series         Series     Portfolio
                                                                 --------------- -------------- ------------- -----------
  Interest   ...................................................   $ 10,054,540    $  577,764     $ 761,476     $ 253,107
  Dividends  ...................................................             --     1,794,294       383,942            --
  Foreign taxes withheld    ....................................             --      (177,022)      (33,077)           --
                                                                   ------------    ----------     ---------     ---------
   Total investment income  ....................................   $ 10,054,540    $2,195,036    $1,112,341     $ 253,107
                                                                   ------------    ----------     ---------     ---------
 Expenses --
 Investment advisory fees   ....................................   $  1,091,953    $1,633,811     $ 194,413     $  11,094
  Trustees' fees   .............................................            647           647           647           647
  Custodian fees   .............................................        156,973       160,731        24,919         1,919
  Printing expenses   ..........................................         17,624        25,690         3,227           251
  Auditing fees    .............................................         39,409        70,008        24,408        11,108
  Legal fees ...................................................          2,320         2,374         2,339         2,320
  Miscellaneous ................................................          3,042            --            --           359
                                                                   ------------    ----------     ---------     ---------
   Total expenses  .............................................   $  1,311,968    $1,893,261     $ 249,953     $  27,698
  Waiver of expenses by investment adviser    ..................             --            --            --            --
  Assumption of expenses by investment adviser   ...............             --            --            --        (4,099)
  Fees paid indirectly   .......................................           (260)      (25,551)       (1,216)       (1,411)
                                                                   ------------    ----------     ---------     ---------
   Net expenses    .............................................   $  1,311,708    $1,867,710     $ 248,737     $  22,188
                                                                   ------------    ----------     ---------     ---------
    Net investment income   ....................................   $  8,742,832    $  327,326     $ 863,604     $ 230,919
                                                                   ------------    ----------     ---------     ---------
Realized and unrealized gain (loss)
on investments and foreign currency transactions:
 Realized gain (loss) (identified cost basis) --
  Investment transactions   ....................................   $  1,990,362    $3,804,715     $ 871,568     $  (3,785)
  Written option transactions  .................................        835,023            --        60,641            --
  Foreign currency transactions   ..............................    (10,600,477)      426,136      (418,166)           --
                                                                   ------------    ----------     ---------     ---------
   Net realized gain (loss)
   on investments and foreign currency transactions  .             $ (7,775,092)   $4,230,851     $ 514,043     $  (3,785)
                                                                   ------------    ----------     ---------     ---------
 Change in unrealized appreciation (depreciation) on --
  Investments   ................................................   $    539,904   $15,707,948    $2,627,607     $(145,491)
  Written options  .............................................     (1,401,705)           --       (99,596)           --
  Translation of assets and liabilities in foreign currencies         6,393,306       (23,804)      (73,461)           --
                                                                   ------------    ----------     ---------     ---------
   Net unrealized gain (loss)
   on investments and foreign currency translation  ............   $  5,531,505   $15,684,144    $2,454,550     $(145,491)
                                                                   ------------    ----------     ---------     ---------
    Net realized and unrealized gain (loss)
    on investments and foreign currency    .....................   $ (2,243,587)  $19,914,995    $2,968,593     $(149,276)
                                                                   ------------    ----------     ---------     ---------
     Increase in net assets from operations   ..................   $  6,499,245   $20,242,321    $3,832,197     $  81,643
                                                                   ============    ==========     =========     =========

                       See notes to financial statements

MFS/Sun Life Series Trust
Statements of Changes in Net Assets -- Year Ended December 31, 1996

                                                            Capital       Conservative
Increase (decrease) in net assets:                       Appreciation        Growth
From operations --                                          Series           Series
                                                        ---------------- ---------------
 Net investment income (loss)  ........................   $    (494,702)   $  7,196,530
 Net realized gain (loss) on investments and foreign
 currency transactions   ..............................     103,809,599      31,413,840
 Net unrealized gain (loss) on investments and foreign
 currency translation .................................      78,680,700      58,920,592
                                                          -------------    ------------
  Increase in net assets from operations   ............   $ 181,995,597    $ 97,530,962
                                                          -------------    ------------
Distributions declared to shareholders --
 From net investment income ...........................   $    (850,749)   $ (4,723,151)
 From net realized gain on investments and foreign
 currency transactions   ..............................     (75,199,375)    (10,911,137)
                                                          -------------    ------------
   Total distributions declared to shareholders  ......   $ (76,050,124)   $(15,634,288)
                                                          -------------    ------------
Trust share transactions --
 Net proceeds from sale of shares .....................   $ 385,162,405    $190,035,383
 Net asset value of shares issued to shareholders in
 reinvestment of distributions ........................      76,050,124      15,634,288
 Cost of shares reacquired  ...........................    (302,628,263)    (18,581,922)
                                                          -------------    ------------
  Increase in net assets from
  Trust share transactions  ...........................   $ 158,584,266    $187,087,749
                                                          -------------    ------------
   Total increase in net assets   .....................   $ 264,529,739    $268,984,423
Net assets:
 At beginning of year .................................     797,101,692     302,023,612
                                                          -------------    ------------
 At end of year .......................................  $1,061,631,431    $571,008,035
                                                          =============    ============
Accumulated undistributed net investment income
included in net assets at end of year   ...............   $          --    $  7,188,091
                                                          =============    ============



                                                           Emerging       Government         High
Increase (decrease) in net assets:                          Growth        Securities         Yield
From operations --                                          Series          Series          Series
                                                        --------------- --------------- ----------------
 Net investment income (loss)  ........................   $    191,629    $  25,438,222   $  15,046,156
 Net realized gain (loss) on investments and foreign
 currency transactions   ..............................        278,667       (2,503,740)      1,384,999
 Net unrealized gain (loss) on investments and foreign
 currency translation .................................     16,792,021      (16,642,829)      3,497,778
                                                          ------------    -------------   -------------
  Increase in net assets from operations   ............   $ 17,262,317    $   6,291,653   $  19,928,933
                                                          ------------    -------------   -------------
Distributions declared to shareholders --
 From net investment income ...........................   $   (223,677)   $ (22,253,356)  $ (12,135,750)
 From net realized gain on investments and foreign
 currency transactions   ..............................             --               --              --
                                                          ------------    -------------   -------------
   Total distributions declared to shareholders  ......   $   (223,677)   $ (22,253,356)  $ (12,135,750)
                                                          ------------    -------------   -------------
Trust share transactions --
 Net proceeds from sale of shares .....................   $196,450,554    $ 112,083,996   $ 125,642,522
 Net asset value of shares issued to shareholders in
 reinvestment of distributions ........................        223,677       22,253,356      12,135,750
 Cost of shares reacquired  ...........................    (30,141,433)    (104,116,699)   (102,873,353)
                                                          ------------    -------------   -------------
  Increase in net assets from
  Trust share transactions  ...........................   $166,532,798    $  30,220,653   $  34,904,919
                                                          ------------    -------------   -------------
   Total increase in net assets   .....................   $183,571,438    $  14,258,950   $  42,698,102
Net assets:
 At beginning of year .................................     67,254,787      368,847,960     153,800,155
                                                          ------------    -------------   -------------
 At end of year .......................................   $250,826,225    $ 383,106,910   $ 196,498,257
                                                          ============    =============   =============
Accumulated undistributed net investment income
included in net assets at end of year   ...............   $    188,684    $  25,296,723   $  15,005,880
                                                          ============    =============   =============


                                                                          MFS/Foreign &
                                                                            Colonial
                                                           Managed          Emerging
Increase (decrease) in net assets:                         Sectors           Markets
From operations --                                          Series       Equity Series++
                                                        --------------- ------------------
 Net investment income   ..............................   $    206,805       $   7,100
 Net realized gain (loss) on investments and foreign
 currency transactions   ..............................     31,504,082          (9,654)
 Net unrealized gain (loss) on investments and foreign
 currency translation    ..............................      6,002,049          44,230
                                                          ------------       ---------
  Increase (decrease) in net assets from operations       $ 37,712,936       $  41,676
                                                          ------------       ---------
Distributions declared to shareholders --
 From net investment income ...........................   $   (637,050)      $      --
 From net realized gain on investments and foreign
 currency transactions   ..............................    (28,755,283)             --
                                                          ------------       ---------
   Total distributions declared to shareholders  ......   $(29,392,333)      $      --
                                                          ------------       ---------
Trust share transactions --
 Net proceeds from sale of shares .....................   $ 71,069,036      $3,745,777
 Issued in connection with the acquisition of the Sun
 Growth Variable Annuity Fund  ........................             --              --
 Net asset value of shares issued to shareholders in
 reinvestment of distributions ........................     29,392,333              --
 Cost of shares reacquired  ...........................    (36,764,837)       (516,016)
                                                          ------------       ---------
  Increase in net assets from
  Trust share transactions  ...........................   $ 63,696,532      $3,229,761
                                                          ------------       ---------
   Total increase in net assets   .....................   $ 72,017,135      $3,271,437
Net assets:
 At beginning of year    ..............................    194,350,779              --
                                                          ------------       ---------
 At end of year    ....................................   $266,367,914      $3,271,437
                                                          ============       =========
Accumulated undistributed net investment income
included in net assets at end of year   ...............   $    196,586       $   2,742
                                                          ============       =========
 +From June 3, 1996 (commencement of investment operations) to December 31, 1996.
++From June 5, 1996 (commencement of investment operations) to December 31, 1996.
 See notes to financial statements



                                                                           MFS/Foreign &
                                                         MFS/Foreign &       Colonial
                                                            Colonial       International        Money
Increase (decrease) in net assets:                       International      Growth and         Market
From operations --                                       Growth Series+    Income Series       Series
                                                        ----------------- ---------------- ----------------
 Net investment income   ..............................    $    22,420       $   521,020     $  15,990,553
 Net realized gain (loss) on investments and foreign
 currency transactions   ..............................        (13,360)          (34,218)               --
 Net unrealized gain (loss) on investments and foreign
 currency translation    ..............................        (77,930)          462,310                --
                                                           -----------       -----------     -------------
  Increase (decrease) in net assets from operations        $   (68,870)      $   949,112     $  15,990,553
                                                           -----------       -----------     -------------
Distributions declared to shareholders --
 From net investment income ...........................    $        --       $        --     $ (15,990,553)
 From net realized gain on investments and foreign
 currency transactions   ..............................             --                --                --
                                                           -----------       -----------     -------------
   Total distributions declared to shareholders  ......    $        --       $        --     $ (15,990,553)
                                                           -----------       -----------     -------------
Trust share transactions --
 Net proceeds from sale of shares .....................    $ 7,169,348       $33,877,812     $ 753,646,599
 Issued in connection with the acquisition of the Sun
 Growth Variable Annuity Fund  ........................             --                --           666,549
 Net asset value of shares issued to shareholders in
 reinvestment of distributions ........................             --                --        15,990,553
 Cost of shares reacquired  ...........................     (1,575,255)       (6,296,169)     (643,892,483)
                                                           -----------       -----------     -------------
  Increase in net assets from
  Trust share transactions  ...........................    $ 5,594,093       $27,581,643     $ 126,411,218
                                                           -----------       -----------     -------------
   Total increase in net assets   .....................    $ 5,525,223       $28,530,755     $ 126,411,218
Net assets:
 At beginning of year    ..............................             --         7,178,828       282,754,108
                                                           -----------       -----------     -------------
 At end of year    ....................................    $ 5,525,223       $35,709,583     $ 409,165,326
                                                           ===========       ===========     =============
Accumulated undistributed net investment income
included in net assets at end of year   ...............    $    16,864       $   391,197     $          --
                                                           ===========       ===========     =============

 +From June 3, 1996 (commencement of investment operations) to
  December 31, 1996.

++From June 5, 1996 (commencement of investment operations) to
  December 31, 1996.

 See notes to financial statements

MFS/Sun Life Series Trust
Statements of Changes in Net Assets -- Year Ended December 31, 1996 -- continued

                                                                                                                      World
                                                                         Total                                        Asset
Increase (decrease) in net assets:                     Research         Return         Utilities        Value       Allocation
From operations --                                      Series          Series          Series         Series+        Series
                                                    --------------- ---------------- -------------- -------------- -------------
 Net investment income  ...........................   $   972,234     $  50,133,901    $ 2,361,477    $   66,130     $ 1,477,075
 Net realized gain on investments and foreign
 currency transactions  ...........................    11,923,794        96,340,959      6,976,719       218,760       3,345,414
 Net unrealized gain on investments and foreign
 currency translation   ...........................    25,455,574        15,773,783      1,890,721       474,019       2,569,102
                                                      -----------     -------------    -----------    ----------     -----------
  Increase in net assets from operations  .........   $38,351,602     $ 162,248,643    $11,228,917    $  758,909     $ 7,391,591
                                                      -----------     -------------    -----------    ----------     -----------
Distributions declared to shareholders --
 From net investment income   .....................   $  (328,089)    $ (44,516,908)   $(1,325,715)   $     --       $  (458,860)
 From net realized gain on investments and foreign
 currency transactions  ...........................    (1,843,286)      (41,696,365)    (1,440,891)         --          (864,253)
                                                      -----------     -------------    -----------    ----------     -----------
   Total distributions declared to shareholders ...   $(2,171,375)    $ (86,213,273)   $(2,766,606)   $     --       $(1,323,113)
                                                      -----------     -------------    -----------    ----------     -----------
Trust share transactions --
 Net proceeds from sale of shares   ...............  $220,770,984     $ 164,902,813    $23,567,505   $16,436,287     $51,249,975
 Net asset value of shares issued to shareholders
 in reinvestment of distributions   ...............     2,171,375        86,213,273      2,766,606          --         1,323,113
 Cost of shares reacquired ........................    (5,561,486)      (92,016,690)    (7,250,604)     (495,341)     (7,489,174)
                                                      -----------     -------------    -----------    ----------     -----------
  Increase in net assets from Trust share
  transactions ....................................  $217,380,873     $ 159,099,396    $19,083,507   $15,940,946     $45,083,914
                                                      -----------     -------------    -----------    ----------     -----------
   Total increase in net assets  ..................  $253,561,100     $ 235,134,766    $27,545,818   $16,699,855     $51,152,392
Net assets:
 At beginning of year   ...........................    71,828,113     1,099,887,397     43,134,360          --        25,863,393
                                                      -----------     -------------    -----------    ----------     -----------
 At end of year   .................................  $325,389,213    $1,335,022,163    $70,680,178   $16,699,855     $77,015,785
                                                      ===========     =============    ===========    ==========     ===========
Accumulated undistributed net investment income
included in net assets at end of year  ............   $   953,745     $  50,080,118    $ 2,310,310    $   65,733     $ 1,592,920
                                                      ===========     =============    ===========    ==========     ===========

+From June 3, 1996 (commencement of investment operations) to December 31, 1996.


                                                                                                                       Zero
                                                                                                       World          Coupon
                                                                   World             World             Total          Series
Increase (decrease) in net assets:                              Governments          Growth           Return           2000
From operations --                                                 Series            Series           Series         Portfolio
                                                                ---------------   ---------------   --------------   -----------
 Net investment income   ....................................     $  8,742,832      $    327,326      $   863,604      $ 230,919
 Net realized gain (loss) on investments and foreign
 currency transactions   ....................................       (7,775,092)        4,230,851          514,043         (3,785)
 Net unrealized gain (loss) on investments and foreign
 currency translation    ....................................        5,531,505        15,684,144        2,454,550       (145,491)
                                                                  ------------      ------------      -----------      ---------
  Increase in net assets from operations   ..................     $  6,499,245      $ 20,242,321      $ 3,832,197      $  81,643
                                                                  ------------      ------------      -----------      ---------
Distributions declared to shareholders --
 From net investment income .................................     $(20,261,198)     $ (1,196,882)     $  (432,723)     $(168,674)
 From net realized gain on investments and foreign currency
 transactions   .............................................             --         (11,275,915)            --             --
                                                                  ------------      ------------      -----------      ---------
   Total distributions declared to shareholders  ............     $(20,261,198)     $(12,472,797)     $  (432,723)     $(168,674)
                                                                  ------------      ------------      -----------      ---------
Trust share transactions --
 Net proceeds from sale of shares ...........................     $ 13,862,543      $ 81,483,550      $23,046,802      $ 188,206
 Net asset value of shares issued to shareholders
 in reinvestment of distributions ...........................       20,261,198        12,472,797          432,723        168,674
 Cost of shares reacquired  .................................      (31,084,548)      (45,008,598)      (3,027,045)      (548,663)
                                                                  ------------      ------------      -----------      ---------
  Increase (decrease) in net assets from Trust share
  transactions  .............................................     $  3,039,193      $ 48,947,749      $20,452,480      $(191,783)
                                                                  ------------      ------------      -----------      ---------
   Total increase (decrease) in net assets ..................     $(10,722,760)     $ 56,717,273      $23,851,954      $(278,814)
Net assets:
 At beginning of year .......................................      152,487,192       146,388,233       13,785,938      4,615,856
                                                                  ------------      ------------      -----------      ---------
 At end of year    ..........................................     $141,764,432      $203,105,506      $37,637,892     $4,337,042
                                                                  ============      ============      ===========      =========
Accumulated undistributed net investment income
included in net assets at end of year   .....................     $  4,976,757      $    838,106      $   769,012      $ 230,891
                                                                  ============      ============      ===========      =========

                       See notes to financial statements

MFS/Sun Life Series Trust
Statements of Changes in Net Assets -- Year Ended December 31, 1995

Increase (decrease) in net assets from:                                    Capital
Operations --                                                        Appreciation Series
                                                                    ----------------------
 Net investment income   ..........................................      $   2,104,622
 Net realized gain (loss) on investments and foreign currency
 transactions   ...................................................         74,291,934
 Net unrealized gain on investments and foreign currency
 translation    ...................................................        109,290,728
                                                                         -------------
  Increase in net assets from operations   ........................      $ 185,687,284
                                                                         -------------
Distributions declared to shareholders --
 From net investment income .......................................      $  (1,257,607)
 From net realized gain on investments and foreign currency
 transactions   ...................................................        (13,684,251)
                                                                         -------------
   Total distributions declared to shareholders  ..................      $ (14,941,858)
                                                                         -------------
Trust share transactions --
 Net proceeds from sale of shares .................................      $ 329,318,353
 Net asset value of shares issued to shareholders in reinvestment
 of distributions  ................................................         14,941,858
 Cost of shares reacquired  .......................................       (194,411,727)
                                                                         -------------
   Increase (decrease) in net assets from Trust share transactions       $ 149,848,484
                                                                         -------------
    Total increase in net assets  .................................      $ 320,593,910
Net assets:
 Beginning of year    .............................................        476,507,782
                                                                         -------------
 End of year    ...................................................      $ 797,101,692
                                                                         =============
Accumulated undistributed net investment income included in
net assets at end of year   .......................................      $     850,657
                                                                         =============



Increase (decrease) in net assets from:                              Conservative        Emerging          Government
Operations --                                                        Growth Series    Growth Series+   Securities Series
                                                                    ---------------- ----------------- -------------------
 Net investment income   ..........................................   $  4,732,099      $    223,573      $  22,449,604
 Net realized gain (loss) on investments and foreign currency
 transactions   ...................................................     11,000,468           (20,534)          (440,209)
 Net unrealized gain on investments and foreign currency
 translation    ...................................................     50,605,952         5,581,775         33,522,922
                                                                      ------------      ------------      -------------
  Increase in net assets from operations   ........................   $ 66,338,519      $  5,784,814      $  55,532,317
                                                                      ------------      ------------      -------------
Distributions declared to shareholders --
 From net investment income .......................................   $ (2,990,858)     $         --     $ (19,677,831)

 From net realized gain on investments and foreign currency
 transactions   ...................................................     (1,805,444)               --                 --
                                                                      ------------      ------------      -------------
   Total distributions declared to shareholders  ..................   $ (4,796,302)     $         --     $ (19,677,831)
                                                                      ------------                        -------------

                                                                                        ------------
Trust share transactions --
 Net proceeds from sale of shares .................................   $ 97,358,437      $ 78,579,346      $  69,483,965
 Net asset value of shares issued to shareholders in reinvestment
 of distributions  ................................................      4,796,302                --         19,677,831
 Cost of shares reacquired  .......................................    (11,991,144)      (17,109,373)      (103,318,428)
                                                                      ------------      ------------      -------------
   Increase (decrease) in net assets from Trust share transactions    $ 90,163,595      $ 61,469,973      $ (14,156,632)
                                                                      ------------      ------------      -------------
    Total increase in net assets  .................................   $151,705,812      $ 67,254,787      $  21,697,854
Net assets:
 Beginning of year    .............................................    150,317,800                --        347,150,106
                                                                      ------------      ------------      -------------
 End of year    ...................................................   $302,023,612      $ 67,254,787      $ 368,847,960
                                                                      ============      ============      =============
Accumulated undistributed net investment income included in
net assets at end of year   .......................................   $  4,723,052      $    223,573      $  22,253,104
                                                                      ============      ============      =============


Increase (decrease) in net assets from:
                                                                           High Yield
Operations --                                                                Series
                                                                   ----------------------------
 Net investment income  ..........................................              $  12,087,771
 Net realized gain (loss) on investments and foreign currency
 transactions  ...................................................                 (1,843,888)
 Net unrealized gain on investments and foreign currency
 translation   ...................................................                  9,954,655
                                                                                -------------
  Increase in net assets from operations  ........................              $  20,198,538
                                                                                -------------
Distributions declared to shareholders --
 From net investment income   ....................................              $  (8,657,037)
 From net realized gain on investments and foreign currency
 transactions  ...................................................                         --
                                                                                -------------
   Total distributions declared to shareholders ..................              $  (8,657,037)
                                                                                -------------
Trust share transactions --
 Net proceeds from sale of shares   ..............................              $  97,407,906
 Net asset value of shares issued to shareholders in reinvestment
 of distributions ................................................                  8,657,037
 Cost of shares reacquired .......................................                (66,000,142)
                                                                                -------------
   Increase in net assets from Trust share transactions  .........              $  40,064,801
                                                                                -------------
    Total increase in net assets .................................              $  51,606,302
Net assets:
 Beginning of year   .............................................                102,193,853
                                                                                -------------
 End of year   ...................................................              $ 153,800,155
                                                                                =============
Accumulated undistributed net investment income included in
net assets at end of year  .......................................              $  12,049,652
                                                                                =============
 +From May 1, 1995 (commencement of investment operations) to December 31, 1995.
++From October 2, 1995 (commencement of investment operations) to December 31, 1995.
 See notes to financial statements



                                                                                       MFS/Foreign &
                                                                                          Colonial
                                                                                      International
Increase (decrease) in net assets from:                             Managed Sectors      Growth and       Money Market
Operations --                                                           Series        Income Series++        Series
                                                                   ------------------ ----------------- -----------------
 Net investment income  ..........................................    $    666,775    $     12,903      $ 12,727,293
 Net realized gain (loss) on investments and foreign currency
 transactions  ...................................................      29,542,920         (17,271)               --
 Net unrealized gain on investments and foreign currency
 translation   ...................................................      11,155,881         115,646                --
                                                                      ------------     -----------      -------------
  Increase in net assets from operations  ........................    $ 41,365,576     $   111,278      $ 12,727,293
                                                                      ------------     -----------      -------------
Distributions declared to shareholders --
 From net investment income   ....................................    $   (342,457)    $        --      $(12,727,293)
 From net realized gain on investments and foreign currency
 transactions  ...................................................      (4,215,692)             --                --
                                                                      ------------     -----------      -------------
   Total distributions declared to shareholders ..................    $ (4,558,149)    $        --      $(12,727,293)
                                                                      ------------     -----------      -------------
Trust share transactions --
 Net proceeds from sale of shares   ..............................    $ 66,280,056     $ 7,079,388      $450,493,345
 Net asset value of shares issued to shareholders in reinvestment
 of distributions ................................................       4,558,149              --        12,727,293
 Cost of shares reacquired .......................................     (32,281,926)        (11,838)     (432,641,522)
                                                                      ------------     -----------      -------------
   Increase in net assets from Trust share transactions  .........    $ 38,556,279     $ 7,067,550      $ 30,579,116
                                                                      ------------     -----------      -------------
    Total increase in net assets .................................    $ 75,363,706     $ 7,178,828      $ 30,579,116
Net assets:
 Beginning of year   .............................................     118,987,073              --       252,174,992
                                                                      ------------     -----------      -------------
 End of year   ...................................................    $194,350,779     $ 7,178,828      $282,754,108
                                                                      ============     ===========      =============
Accumulated undistributed net investment income included in
net assets at end of year  .......................................    $    637,060     $        --      $         --
                                                                      ============     ===========      =============

 +From May 1, 1995 (commencement of investment operations) to December 31, 1995.

++From October 2, 1995 (commencement of investment operations) to
  December 31, 1995.

 See notes to financial statements

MFS/Sun Life Series Trust
Statements of Changes in Net Assets -- Year Ended December 31, 1995 -- continued

                                                                          Research      Total Return
                                                                           Series          Series
                                                                        -------------- ----------------
Increase (decrease) in net assets from:
Operations --
 Net investment income    .............................................   $   330,174    $  44,770,957
 Net realized gain on investments and foreign currency transactions         1,799,538       45,877,957
 Net unrealized gain on investments and foreign currency translation        6,876,576      133,970,269
                                                                          -----------    -------------
  Increase in net assets from operations ..............................   $ 9,006,288    $ 224,619,183
                                                                          -----------    -------------
Distributions declared to shareholders --
 From net investment income  ..........................................   $    (5,213)   $ (34,941,362)
 From net realized gain on investments and foreign currency
 transactions    ......................................................            --               --
                                                                          -----------    -------------
   Total distributions declared to shareholders   .....................   $    (5,213)   $ (34,941,362)
                                                                          -----------    -------------
Trust share transactions --
 Net proceeds from sale of shares  ....................................   $62,420,583    $ 136,422,449
 Net asset value of shares issued to shareholders in reinvestment of
 distributions   ......................................................         5,213       34,941,362
 Cost of shares reacquired   ..........................................    (3,467,672)    (100,768,585)
                                                                          -----------    -------------
   Increase (decrease) in net assets from Trust share transactions  ...   $58,958,124    $  70,595,226
                                                                          -----------    -------------
    Total increase in net assets   ....................................   $67,959,199    $ 260,273,047
Net assets:
 Beginning of year  ...................................................     3,868,914      839,614,350
                                                                          -----------    -------------
 End of year  .........................................................   $71,828,113   $1,099,887,397
                                                                          ===========    =============
Accumulated undistributed net investment income included in
net assets at end of year    ..........................................   $   328,042    $  44,654,745
                                                                          ===========    =============



                                                                          Utilities       World Asset
                                                                           Series      Allocation Series
                                                                        -------------- -------------------
Increase (decrease) in net assets from:
Operations --
 Net investment income    .............................................   $ 1,349,687      $   488,885
 Net realized gain on investments and foreign currency transactions         1,964,180          800,505
 Net unrealized gain on investments and foreign currency translation        5,215,776        1,398,356
                                                                          -----------      -----------
  Increase in net assets from operations ..............................   $ 8,529,643      $ 2,687,746
                                                                          -----------      -----------
Distributions declared to shareholders --
 From net investment income  ..........................................   $  (673,961)     $    (6,089)
 From net realized gain on investments and foreign currency
 transactions    ......................................................            --               --
                                                                          -----------      -----------
   Total distributions declared to shareholders   .....................   $  (673,961)     $    (6,089)
                                                                          -----------      -----------
Trust share transactions --
 Net proceeds from sale of shares  ....................................   $21,368,373      $21,306,554
 Net asset value of shares issued to shareholders in reinvestment of
 distributions   ......................................................       673,961            6,089
 Cost of shares reacquired   ..........................................    (8,212,008)      (1,134,082)
                                                                          -----------      -----------
   Increase (decrease) in net assets from Trust share transactions  ...   $13,830,326      $20,178,561
                                                                          -----------      -----------
    Total increase in net assets   ....................................   $21,686,008      $22,860,218
Net assets:
 Beginning of year  ...................................................    21,448,352        3,003,175
                                                                          -----------      -----------
 End of year  .........................................................   $43,134,360      $25,863,393
                                                                          ===========      ===========
Accumulated undistributed net investment income included in
net assets at end of year    ..........................................   $ 1,347,427      $   443,797
                                                                          ===========      ===========


                                                                             World
                                                                       Governments Series
                                                                      ---------------------
Increase (decrease) in net assets from:
Operations --
 Net investment income  .............................................      $ 10,077,304
 Net realized gain (loss) on investments and foreign currency
 transactions  ......................................................        14,107,660
 Net unrealized gain (loss) on investments and foreign currency
 translation   ......................................................        (2,587,887)
                                                                           ------------
  Increase in net assets from operations  ...........................      $ 21,597,077
                                                                           ------------
Distributions declared to shareholders --
 From net investment income   .......................................      $    (70,904)
 From net realized gain on investments and foreign currency
 transactions  ......................................................        (7,889,471)
                                                                           ------------
   Total distributions declared to shareholders .....................      $ (7,960,375)
                                                                           ------------
Trust share transactions --
 Net proceeds from sale of shares   .................................      $ 36,410,013
 Net asset value of shares issued to shareholders in reinvestment of
 distributions ......................................................         7,960,375
 Cost of shares reacquired ..........................................       (44,674,805)
                                                                           ------------
   Increase (decrease) in net assets from Trust share transactions         $   (304,417)
                                                                           ------------
    Total increase in net assets ....................................      $ 13,332,285
Net assets:
 Beginning of year   ................................................       139,154,907
                                                                           ------------
 End of year   ......................................................      $152,487,192
                                                                           ============
Accumulated undistributed net investment income included in
net assets at end of year  ..........................................      $ 25,666,880
                                                                           ============



                                                                                                          Zero Coupon
                                                                           World         World Total        Series
                                                                       Growth Series    Return Series   2000 Portfolio
                                                                      ---------------- ---------------- ----------------
Increase (decrease) in net assets from:
Operations --
 Net investment income  .............................................   $     728,568     $  261,133        $ 168,649
 Net realized gain (loss) on investments and foreign currency
 transactions  ......................................................      11,783,396        174,347          (20,451)
 Net unrealized gain (loss) on investments and foreign currency
 translation   ......................................................       6,613,757        652,694          461,824
                                                                        -------------     ----------        ---------
  Increase in net assets from operations  ...........................   $  19,125,721     $1,088,174        $ 610,022
                                                                        -------------     ----------        ---------
Distributions declared to shareholders --
 From net investment income   .......................................   $  (1,411,794)    $   (2,399)       $(173,697)
 From net realized gain on investments and foreign currency
 transactions  ......................................................      (1,739,413)            --               --
                                                                        -------------     ----------        ---------
   Total distributions declared to shareholders .....................   $  (3,151,207)    $   (2,399)       $(173,697)
                                                                        -------------     ----------        ---------
Trust share transactions --
 Net proceeds from sale of shares   .................................   $  52,969,836    $12,285,163       $1,609,509
 Net asset value of shares issued to shareholders in reinvestment of
 distributions ......................................................       3,151,207          2,399          173,697
 Cost of shares reacquired ..........................................     (25,751,488)      (971,428)        (883,928)
                                                                        -------------     ----------        ---------
   Increase (decrease) in net assets from Trust share transactions      $  30,369,555    $11,316,134        $ 899,278
                                                                        -------------     ----------        ---------
    Total increase in net assets ....................................   $  46,344,069    $12,401,909       $1,335,603
Net assets:
 Beginning of year   ................................................     100,044,164      1,384,029        3,280,253
                                                                        -------------     ----------        ---------
 End of year   ......................................................   $ 146,388,233    $13,785,938       $4,615,856
                                                                        =============     ==========        =========
Accumulated undistributed net investment income included in
net assets at end of year  ..........................................   $   1,148,560     $  486,991        $ 168,949
                                                                        =============     ==========        =========

                       See notes to financial statements

MFS/Sun Life Series Trust
Financial Highlights

                                                                               Capital Appreciation
                                                                                       Series
                                                                              ------------------------
                                                                              Year Ended December 31,
                                                                              ------------------------
Per share data (for a share outstanding throughout each year):                   1996         1995
                                                                              ------------ -----------
Net asset value -- beginning of year  .......................................   $ 31.9878  $24.4076
                                                                                ---------  --------
Income from investment operations# --
 Net investment income (loss)   .............................................   $ (0.0200) $ 0.0933
 Net realized and unrealized gain (loss) on investments and foreign currency
 transactions ...............................................................      6.7422    8.1619
                                                                                ---------  --------
   Total from investment operations   .......................................   $  6.7222  $ 8.2552
                                                                                ---------  --------
Less distributions --
 From net investment income  ................................................   $ (0.0322) $(0.0568)
 From net realized gain on investments and foreign currency transactions  ...     (2.8462)  (0.6182)
                                                                                ---------  --------
   Total distributions    ...................................................   $ (2.8784) $(0.6750)
                                                                                ---------  --------
Net asset value -- end of year  .............................................   $ 35.8316  $31.9878
                                                                                =========  ========
Total return[dbldag]   ......................................................       21.48%    34.46%
Ratios (to average net assets)/Supplemental data:
 Expenses##   ...............................................................        0.80%     0.83%
 Net investment income (loss)   .............................................       (0.05)%    0.32%
Portfolio turnover  .........................................................          67%       89%
Average commission rate###   ................................................   $  0.0463        --
Net assets, end of year (000 omitted)    ....................................  $1,061,631    $797,102



                                                                                 Capital Appreciation Series
                                                                              ----------------------------------
                                                                                   Year Ended December 31,
                                                                              ----------------------------------
Per share data (for a share outstanding throughout each year):                   1994        1993       1992
                                                                              ----------- ----------- ----------
Net asset value -- beginning of year  .......................................   $28.1892    $24.8989    $23.0886
                                                                                --------    --------    --------
Income from investment operations# --
 Net investment income (loss)   .............................................   $ 0.0523    $ 0.1036    $ 0.0909
 Net realized and unrealized gain (loss) on investments and foreign currency
 transactions ...............................................................    (1.1104)     4.2197      2.9238
                                                                                --------    --------    --------
   Total from investment operations   .......................................   $(1.0581)   $ 4.3233    $ 3.0147
                                                                                --------    --------    --------
Less distributions --
 From net investment income  ................................................   $(0.1306)   $(0.1095)   $(0.1831)
 From net realized gain on investments and foreign currency transactions  ...    (2.5929)    (0.9235)    (1.0213)
                                                                                --------    --------    --------
   Total distributions    ...................................................   $(2.7235)   $(1.0330)   $(1.2044)
                                                                                --------    --------    --------
Net asset value -- end of year  .............................................   $24.4076    $28.1892    $24.8989
                                                                                ========    ========    ========
Total return[dbldag]   ......................................................      (3.60)%    18.00%      13.61%
Ratios (to average net assets)/Supplemental data:
 Expenses##   ...............................................................       0.83%       0.83%       0.87%
 Net investment income (loss)   .............................................       0.24%       0.48%       0.50%
Portfolio turnover  .........................................................         52%         70%         69%
Average commission rate###   ................................................         --          --          --
Net assets, end of year (000 omitted)    ....................................   $476,508    $420,552    $262,645


                                                                          Conservative Growth Series
                                                          -----------------------------------------------------------
                                                                            Year Ended December 31,
                                                          -----------------------------------------------------------
Per share data
 (for a share outstanding throughout each year):             1996        1995        1994        1993        1992
                                                          ----------- ----------- ----------- ----------- -----------
Net asset value -- beginning of year   ..................   $22.0182    $16.4563    $16.9289  $16.0717    $16.8547
                                                            --------    --------    --------  --------    --------
Income from investment operations# --
 Net investment income[sec]   ...........................   $ 0.4100    $ 0.4318    $ 0.2942  $ 0.2041    $ 0.1810
 Net realized and unrealized gain (loss) on investments
 and foreign currency transactions  .....................     5.0415      5.6172     (0.4790)   1.1280      0.6747
                                                            --------    --------    --------  --------    --------
   Total from investment operations    ..................   $ 5.4515    $ 6.0490    $(0.1848) $ 1.3321    $ 0.8557
                                                            --------    --------    --------  --------    --------
Less distributions --
 From net investment income   ...........................   $(0.2936)   $(0.3037)   $(0.1996) $(0.1509)   $(0.1387)
 From net realized gain on investments and foreign
 currency transactions  .................................    (0.6783)    (0.1834)    (0.0882)  (0.3240)    (1.5000)
                                                            --------    --------    --------  --------    --------
   Total distributions  .................................   $(0.9719)   $(0.4871)   $(0.2878) $(0.4749)   $(1.6387)
                                                            --------    --------    --------  --------    --------
Net asset value -- end of year   ........................   $26.4978    $22.0182    $16.4563  $16.9289    $16.0717
                                                            ========    ========    ========  ========    ========
Total return[dbldag]    .................................      25.41%      37.41%      (1.10)%    8.43%       5.71%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##    ..........................................       0.61%       0.64%       0.64%     0.66%       0.80%
 Net investment income  .................................       1.71%       2.25%       2.42%     2.05%       1.84%
Portfolio turnover   ....................................         51%         60%        146%      19%         40%
Average commission rate###    ...........................   $ 0.0502          --          --        --          --
Net assets, end of year (000 omitted)  ..................   $571,008    $302,024    $150,318     $95,770     $44,455



                                                              Emerging Growth Series
                                                          -------------------------------
                                                               Year          Period
                                                              Ended           Ended
                                                           December 31,   December 31,
Per share data
 (for a share outstanding throughout each year):               1996           1995*
                                                          --------------- --------------
Net asset value -- beginning of year   ..................     $12.6867    $10.0000**
                                                              --------    -----------
Income from investment operations# --
 Net investment income[sec]   ...........................     $ 0.0175    $   0.0788
 Net realized and unrealized gain (loss) on investments
 and foreign currency transactions  .....................       2.1506        2.6079
                                                              --------    -----------
   Total from investment operations    ..................     $ 2.1681    $   2.6867
                                                              --------    -----------
Less distributions --
 From net investment income   ...........................     $(0.0243)   $       --
 From net realized gain on investments and foreign
 currency transactions  .................................           --            --
                                                              --------    -----------
   Total distributions  .................................     $(0.0243)   $       --
                                                              --------    -----------
Net asset value -- end of year   ........................     $14.8305    $  12.6867
                                                              ========    ===========
Total return[dbldag]    .................................        17.15%        26.80%++
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##    ..........................................         0.70%         0.24%+
 Net investment income  .................................         0.12%         1.13%+
Portfolio turnover   ....................................           88%           28%
Average commission rate###    ...........................     $ 0.0346            --
Net assets, end of year (000 omitted)  ..................     $250,826       $67,255

  *From May 1, 1995 (commencement of investment operations) to December 31,
 1995.

  **Net asset value on date of commencement of operations.

 +Annualized.

 ++Not annualized.
 #Per share data for the periods subsequent to December 31, 1992 is based on average shares outstanding.

 ##For fiscal years ending after September 1, 1995, expenses are calculated without reduction for fees paid indirectly.

###Average commission rate is calculated for Series with fiscal years beginning on or after September 1, 1995.

 [dbldag]The total return information shown above does not reflect expenses that apply to the separate accounts established by Sun Life of Canada (U.S.) and Sun Life (N.Y.). Inclusion of these charges would reduce the total return figures for all periods shown.

 [sec]The investment adviser voluntarily waived all or a portion of its advisory fee for the Emerging Growth Series for the periods indicated. If the waiver had not been in place, the net investment income (loss) per share and the ratios would have been:

                                                   Emerging Growth Series
                                         -------------------------------------------
                                             Year Ended             Period Ended
                                          December 31, 1996      December 31, 1995*
                                         --------------------   --------------------
Net investment income (loss)    ......   $(0.0406)                     $0.0265
Ratios (to average net assets):
 Expenses##   ........................     0.84%                        1.00%+
 Net investment income (loss)   ......    (0.02)%                       0.38%+


                       See notes to financial statements

MFS/Sun Life Series Trust
Financial Highlights -- continued


                                                                              Government Securities
                                                                                       Series
                                                                              -----------------------
                                                                              Year Ended December 31,
                                                                              -----------------------
Per share data (for a share outstanding throughout each year):                   1996        1995
                                                                              ----------- -----------
Net asset value -- beginning of year  .......................................   $13.3900    $12.1219
                                                                                --------    --------
Income from investment operations# --
 Net investment income    ...................................................   $ 0.8445    $ 0.8311
 Net realized and unrealized gain (loss) on investments and foreign currency
 transactions    ............................................................    (0.6620)     1.2183
                                                                                --------    --------
   Total from investment operations   .......................................   $ 0.1825    $ 2.0494
                                                                                --------    --------
Less distributions --
 From net investment income  ................................................   $(0.7053)   $(0.7813)
 From net realized gain on investments and foreign currency transactions  ...         --          --
                                                                                --------    --------
   Total distributions ......................................................   $(0.7053)   $(0.7813)
                                                                                --------    --------
Net asset value -- end of year  .............................................   $12.8672    $13.3900
                                                                                ========    ========
Total return[dbldag]   ......................................................       1.65%      17.66%
Ratios (to average net assets)/Supplemental data:
 Expenses##   ...............................................................       0.63%       0.63%
 Net investment income    ...................................................       6.60%       6.59%
Portfolio turnover  .........................................................         57%         80%
Net assets, end of year (000 omitted)    ....................................   $383,107    $368,848



                                                                                 Government Securities Series
                                                                              ----------------------------------
                                                                                   Year Ended December 31,
                                                                              ----------------------------------
Per share data (for a share outstanding throughout each year):                   1994        1993       1992
                                                                              ----------- ----------- ----------
Net asset value -- beginning of year  .......................................   $13.0951    $13.0059    $13.0369
                                                                                --------    --------    --------
Income from investment operations# --
 Net investment income    ...................................................   $ 0.6366    $ 0.5742    $ 0.7170
 Net realized and unrealized gain (loss) on investments and foreign currency
 transactions    ............................................................    (0.9238)     0.5220      0.0976
                                                                                --------    --------    --------
   Total from investment operations   .......................................   $(0.2872)   $ 1.0962    $ 0.8146
                                                                                --------    --------    --------
Less distributions --
 From net investment income  ................................................   $(0.4959)   $(0.6603)   $(0.8027)
 From net realized gain on investments and foreign currency transactions  ...    (0.1901)    (0.3467)    (0.0429)
                                                                                --------    --------    --------
   Total distributions ......................................................   $(0.6860)   $(1.0070)   $(0.8456)
                                                                                --------    --------    --------
Net asset value -- end of year  .............................................   $12.1219    $13.0951    $13.0059
                                                                                ========    ========    ========
Total return[dbldag]   ......................................................      (2.21)%      8.70%       6.81%
Ratios (to average net assets)/Supplemental data:
 Expenses##   ...............................................................       0.62%       0.63%       0.66%
 Net investment income    ...................................................       6.01%       5.92%       6.56%
Portfolio turnover  .........................................................         90%         96%        304%
Net assets, end of year (000 omitted)    ....................................   $347,150    $310,521    $203,739


                                                                                 High Yield Series
                                                                              -----------------------
                                                                              Year Ended December 31,
                                                                              -----------------------
Per share data (for a share outstanding throughout each year):                   1996        1995
                                                                              ----------- -----------
Net asset value -- beginning of year  .......................................   $ 8.9222    $ 8.1860
                                                                                --------    --------
Income from investment operations# --
 Net investment income    ...................................................   $ 0.8012    $ 0.7891
 Net realized and unrealized gain (loss) on investments and foreign currency
 transactions    ............................................................     0.2131      0.5494
                                                                                --------    --------
   Total from investment operations   .......................................   $ 1.0143    $ 1.3385
                                                                                --------    --------
Less distributions from net investment income  ..............................   $(0.7234)   $(0.6023)
                                                                                --------    --------
Net asset value -- end of year  .............................................   $ 9.2131    $ 8.9222
                                                                                ========    ========
Total return[dbldag]   ......................................................      12.12%      16.93%
Ratios (to average net assets)/Supplemental data:
 Expenses##   ...............................................................       0.84%       0.87%
 Net investment income    ...................................................       9.01%       9.17%
Portfolio turnover  .........................................................         88%         66%
Net assets, end of year (000 omitted)    ....................................   $196,498    $153,800



                                                                                       High Yield Series
                                                                              ------------------------------------
                                                                                    Year Ended December 31,
                                                                              ------------------------------------
Per share data (for a share outstanding throughout each year):                   1994        1993        1992
                                                                              ----------- ----------- ------------
Net asset value -- beginning of year  .......................................   $ 9.1120  $ 8.3279    $ 8.1299
                                                                                --------  --------    --------
Income from investment operations# --
 Net investment income    ...................................................   $ 0.8226  $ 0.5915    $ 0.7314
 Net realized and unrealized gain (loss) on investments and foreign currency
 transactions    ............................................................    (1.0387)   0.8242      0.3823
                                                                                --------  --------    --------
   Total from investment operations   .......................................   $(0.2161) $ 1.4157    $ 1.1137
                                                                                --------  --------    --------
Less distributions from net investment income  ..............................   $(0.7099) $(0.6316)   $(0.9157)
                                                                                --------  --------    --------
Net asset value -- end of year  .............................................   $ 8.1860  $ 9.1120    $ 8.3279
                                                                                ========  ========    ========
Total return[dbldag]   ......................................................      (2.16)%  17.68%      14.99%
Ratios (to average net assets)/Supplemental data:
 Expenses##   ...............................................................       0.86%     0.88%       0.97%
 Net investment income    ...................................................       8.94%     8.76%       9.07%
Portfolio turnover  .........................................................         82%       53%         73%
Net assets, end of year (000 omitted)    ....................................   $102,194     $97,884      $54,564

      # Per share data for the periods subsequent to December 31, 1992 is based on average shares outstanding.

     ## For fiscal years ending after September 1, 1995, expenses are calculated without reduction for fees paid indirectly.

[dbldag]The total return information shown above does not reflect expenses that apply to the separate accounts established by Sun Life of Canada (U.S.) and Sun Life (N.Y.). Inclusion of these charges would reduce the total return figures for all periods shown.

                       See notes to financial statements

MFS/Sun Life Series Trust
Financial Highlights -- continued


                                                                              Managed Sectors Series
                                                                              -----------------------
                                                                              Year Ended December 31,
                                                                              -----------------------
Per share data (for a share outstanding throughout each year):                   1996        1995
                                                                              ----------- -----------
Net asset value -- beginning of year  .......................................   $25.4468    $19.8823
                                                                                --------    --------
Income from investment operations# --
 Net investment income (loss)   .............................................   $ 0.0200    $ 0.0979
 Net realized and unrealized gain (loss) on investments and foreign currency
 transactions    ............................................................     4.2817      6.1880
                                                                                --------    --------
   Total from investment operations   .......................................   $ 4.3017    $ 6.2859
                                                                                --------    --------
Less distributions --
 From net investment income  ................................................   $(0.0758)   $(0.0542)
 From net realized gain on investments and foreign currency transactions  ...    (3.4224)    (0.6672)
                                                                                --------    --------
   Total distributions ......................................................   $(3.4982)   $(0.7214)
                                                                                --------    --------
Net asset value -- end of year  .............................................   $26.2503    $25.4468
                                                                                ========    ========
Total return[dbldag]   ......................................................      17.58%      32.29%
Ratios (to average net assets)/Supplemental data:
 Expenses##   ...............................................................       0.82%       0.84%
 Net investment income (loss)   .............................................       0.09%       0.42%
Portfolio turnover  .........................................................        121%        113%
Average commission rate###   ................................................   $ 0.0475      --
Net assets, end of year (000 omitted)    ....................................   $266,368    $194,351



                                                                                     Managed Sectors Series
                                                                              -------------------------------------
                                                                                     Year Ended December 31,
                                                                              -------------------------------------
Per share data (for a share outstanding throughout each year):                   1994        1993         1992
                                                                              ----------- ----------- -------------
Net asset value -- beginning of year  .......................................   $23.2419    $22.3342    $ 21.0115
                                                                                --------    --------    ---------
Income from investment operations# --
 Net investment income (loss)   .............................................   $ 0.0982    $ 0.0027    $ (0.0565)
 Net realized and unrealized gain (loss) on investments and foreign currency
 transactions    ............................................................    (0.6610)     0.9050       1.4184
                                                                                --------    --------    ---------
   Total from investment operations   .......................................   $(0.5628)   $ 0.9077    $  1.3619
                                                                                --------    --------    ---------
Less distributions --
 From net investment income  ................................................   $(0.0239)   $    --     $ (0.0392)
 From net realized gain on investments and foreign currency transactions  ...    (2.7729)        --           --
                                                                                --------    --------    ---------
   Total distributions ......................................................   $(2.7968)   $    --     $ (0.0392)
                                                                                --------    --------    ---------
Net asset value -- end of year  .............................................   $19.8823    $23.2419    $ 22.3342
                                                                                ========    ========    =========
Total return[dbldag]   ......................................................      (1.94)%      4.08%        6.48%
Ratios (to average net assets)/Supplemental data:
 Expenses##   ...............................................................       0.87%       0.84%        0.93%
 Net investment income (loss)   .............................................       0.53%       0.01%      (0.35)%
Portfolio turnover  .........................................................        103%        116%         22%
Average commission rate###   ................................................      --          --          --
Net assets, end of year (000 omitted)    ....................................   $118,987    $104,964    $  83,413


                                                                                 MFS/Foreign
                                                                                 & Colonial
                                                                                  Emerging
                                                                                   Markets
                                                                                Equity Series
                                                                              -----------------
                                                                                Period Ended
                                                                                December 31,
                                                                                   1996***
                                                                              -----------------
Per share data (for a share outstanding throughout each year):
Net asset value -- beginning of year  .......................................     $10.0000****
                                                                                  ------------
Income from investment operations# --
 Net investment income[sec]  ................................................     $ 0.0706
 Net realized and unrealized gain (loss) on investments and foreign currency
 transactions    ............................................................      (0.0693)
                                                                                  ------------
   Total from investment operations   .......................................     $ 0.0013
                                                                                  ------------
Net asset value -- end of year  .............................................     $10.0013
                                                                                  ============
Total return[dbldag]   ......................................................       0.00%++
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##   ...............................................................       1.50%+
 Net investment income    ...................................................       0.77%+
Portfolio turnover  .........................................................           4%
Average commission rate###   ................................................     $ 0.0011
Net assets, end of year (000 omitted)    ....................................     $  3,271



                                                                                  MFS/Foreign
                                                                                  & Colonial
                                                                                 International
                                                                                 Growth Series
                                                                                                -
                                                                                 Period Ended
                                                                                 December 31,
                                                                                     1996*
                                                                                                -
Per share data (for a share outstanding throughout each year):
Net asset value -- beginning of year  .......................................      $10.0000****
                                                                                   ------------
Income from investment operations# --
 Net investment income[sec]  ................................................      $ 0.0748
 Net realized and unrealized gain (loss) on investments and foreign currency
 transactions    ............................................................       (0.2535)
                                                                                   --------
   Total from investment operations   .......................................      $(0.1787)
                                                                                   --------
Net asset value -- end of year  .............................................      $ 9.8213
                                                                                   ========
Total return[dbldag]   ......................................................       (1.70)%++
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##   ...............................................................        1.50%+
 Net investment income    ...................................................        1.47%+
Portfolio turnover  .........................................................             3%
Average commission rate###   ................................................      $ 0.0252
Net assets, end of year (000 omitted)    ....................................      $5,525



                                                                                    MFS/Foreign & Colonial
                                                                                   International Growth and
                                                                                        Income Series
                                                                                   Year Ended      Period E
                                                                                   December 31,    December
                                                                                    1996            1995**
Per share data (for a share outstanding throughout each year):
Net asset value -- beginning of year  .......................................     $10.1282        $10.0000****
                                                                                  --------        --------
Income from investment operations# --
 Net investment income[sec]  ................................................     $ 0.2326        $ 0.0295
 Net realized and unrealized gain (loss) on investments and foreign currency
 transactions    ............................................................       0.2639          0.0987
                                                                                  --------        ---------
   Total from investment operations   .......................................     $ 0.4965        $ 0.1282
                                                                                  --------        ---------
Net asset value -- end of year  .............................................     $10.6247        $10.1282
                                                                                  ========        ========
Total return[dbldag]   ......................................................         4.84%         1.30%++
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##   ...............................................................         0.97%         1.50%+
 Net investment income    ...................................................         2.21%         1.64%+
Portfolio turnover  .........................................................           51%          --
Average commission rate###   ................................................     $ 0.0173           --
Net assets, end of year (000 omitted)    ....................................     $ 35,710        $7,179

 *From June 3, 1996 (commencement of investment operations) to December 31,
 1996.

 **From October 2, 1995 (commencement of investment operations) to December 31, 1995.

 ***From June 5, 1996 (commencement of investment operations) to December 31, 1996.

****Net asset value on date of commencement of operations.

 +Annualized.

 ++Not annualized.

 #Per share data for the periods subsequent to December 31, 1992 is based on average shares outstanding.

 ##For fiscal years ending after September 1, 1995, expenses are calculated without reduction for fees paid indirectly.

 ###Average commission rate is calculated for Series with fiscal years beginning on or after September 1, 1995.

 [dbldag]The total return information shown above does not reflect expenses that apply to the separate accounts established by Sun Life of Canada (U.S.) and Sun Life (N.Y.). Inclusion of these charges would reduce the total return figures for all periods shown.

 [sec]The investment adviser voluntarily agreed to maintain the expenses of the MFS/Foreign & Colonial Emerging Markets Equity Series, MFS/Foreign & Colonial International Growth Series and MFS/Foreign & Colonial International Growth and Income Series at not more than 1.50% of average daily net assets. In addition, the investment adviser voluntarily waived all or a portion of its advisory fee for the periods indicated. To the extent actual expenses were over these limitations, the net investment income (loss) per share and the ratios would have been:

                                            MFS/Foreign
                                            & Colonial        MFS/Foreign
                                             Emerging         & Colonial          MFS/Foreign & Colonial
                                              Markets        International       International Growth and
                                           Equity Series     Growth Series              Income Series
                                         ---------------   ----------------   --------------------------------
                                          Period Ended      Period Ended       Year Ended        Period Ended
                                          December 31,      December 31,       December 31,      December 31,
                                             1996***           1996*              1996              1995**
                                         ---------------   ----------------   ---------------   --------------
Net investment income (loss)    ......        $(0.0975)         $0.0265           $0.2101           $0.0119
Ratios (to average net assets):
 Expenses##   ........................            3.38%+           2.50%+            1.16%             2.48%+
 Net investment income (loss)   ......           (1.12)%+          0.46%+            2.02%             0.66%+

                       See notes to financial statements

MFS/Sun Life Series Trust
Financial Highlights -- continued


                                                                                     Money Market Series
                                                                 -------------------------------------------------------------
                                                                                   Year Ended December 31,
                                                                 -------------------------------------------------------------
                                                                    1996        1995        1994        1993        1992
                                                                 ----------- ----------- ----------- ----------- ------------
Per share data (for a share outstanding throughout each year):
Net asset value -- beginning of year    ........................   $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                                   --------    --------    --------    --------    --------
Income from investment operations    ...........................   $ 0.0483    $ 0.0520    $ 0.0363    $ 0.0256    $ 0.0325
                                                                   --------    --------    --------    --------    --------
Less distributions from net investment income ..................   $(0.0483)   $(0.0520)   $(0.0363)   $(0.0256)   $(0.0325)
                                                                   --------    --------    --------    --------    --------
Net asset value -- end of year    ..............................   $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                                   ========    ========    ========    ========    ========
Total return[dbldag]  ..........................................       4.95%       5.44%       3.69%       2.59%       3.30%
Ratios (to average net assets)/Supplemental data:
 Expenses##  ...................................................       0.56%       0.59%       0.58%       0.58%       0.60%
 Net investment income   .......................................       4.82%       5.30%       3.74%       2.60%       3.29%
Net assets, end of year (000 omitted)   ........................   $409,165    $282,754    $252,175    $142,464    $134,799


                                                           Research Series
                                              ------------------------------------------
                                                                        Period Ended
                                              Year Ended December 31,   December 31,
                                              -----------------------
                                                 1996        1995          1994*
                                              ----------- ----------- -----------------
Per share data (for a share outstanding
throughout each year):
Net asset value -- beginning of year   ......   $13.5777    $ 9.8761       $10.0000**
                                                --------    --------       ----------
Income from investment operations# --
 Net investment income[sec]   ...............   $ 0.0797    $ 0.1401       $   0.0131
 Net realized and unrealized gain (loss) on
 investments and foreign currency
 transactions  ..............................     3.1330      3.5651          (0.1370)
                                                --------    --------       ----------
   Total from investment operations    ......   $ 3.2127    $ 3.7052       $  (0.1239)
                                                --------    --------       ----------
Less distributions --
From net investment income    ...............   $(0.0328)   $(0.0036)      $    --
 From net realized gain on investments and
 foreign currency transactions   ............    (0.1841)         --            --
                                                --------    --------       ----------
   Total distributions  .....................   $(0.2169)   $(0.0036)      $    --
                                                --------    --------       ----------
Net asset value -- end of year   ............   $16.5735    $13.5777       $   9.8761
                                                ========    ========       ==========
Total return[dbldag]    .....................      23.76%      37.50%           (1.20)%++
Ratios (to average net assets)/Supplemental
data[sec]:
 Expenses##    ..............................       0.84%       0.58%            1.50%+
 Net investment income  .....................       0.52%       1.16%            1.80%+
Portfolio turnover   ........................         70%         81%              3%
Average commission rate###    ...............   $ 0.0280          --               --
Net assets, end of year (000 omitted)  ......   $325,389    $ 71,828       $    3,869



                                                                   Total Return Series
                                              ---------------------------------------------------------------
                                                                 Year Ended December 31,
                                              ---------------------------------------------------------------
                                                 1996         1995          1994         1993       1992
                                              ------------ ------------ ------------- ----------- ----------
Per share data (for a share outstanding
throughout each year):
Net asset value -- beginning of year   ...... $18.3848     $15.0862        $16.0946     $14.7219    $14.2209
                                              ---------    ---------       ----------   --------    --------
Income from investment operations# --
 Net investment income[sec]   ............... $ 0.7677     $ 0.7824        $ 0.5639     $ 0.4319    $ 0.5389
 Net realized and unrealized gain (loss) on
 investments and foreign currency
 transactions  ..............................   1.6795       3.1527         (0.9310)      1.5044      0.6247
                                              ---------    ---------       ----------   --------    --------
   Total from investment operations    ...... $ 2.4472     $ 3.9351        $(0.3671)    $ 1.9363    $ 1.1636
                                              ---------    ---------       ----------   --------    --------
Less distributions --
From net investment income    ...............  (0.7189)    $(0.6365)        (0.4344)     (0.4798)    (0.5673)
 From net realized gain on investments and
 foreign currency transactions   ............  (0.6734)          --         (0.2069)     (0.0838)    (0.0953)
                                              ---------    ---------       ----------   --------    --------
   Total distributions  ..................... $(1.3923)    $(0.6365)       $(0.6413)    $(0.5636)   $(0.6626)
                                              ---------    ---------       ----------   --------    --------
Net asset value -- end of year   ............ $19.4397     $18.3848        $15.0862     $16.0946    $14.7219
                                              =========    =========       ==========   ========    ========
Total return[dbldag]    .....................    14.10%       26.71%          (2.22)%     13.37%       8.57%
Ratios (to average net assets)/Supplemental
data[sec]:
 Expenses##    ..............................     0.72%        0.76%           0.76%        0.78%       0.85%
 Net investment income  .....................     4.15%        4.70%           4.34%        4.06%       4.96%
Portfolio turnover   ........................      134%         108%            66%          102%        71%
Average commission rate###    ............... $ 0.0539           --              --           --          --
Net assets, end of year (000 omitted)  ...... $1,335,022   $1,099,887      $839,614     $696,496    $397,385

  *From November 7, 1994 (commencement of investment operations) to December 31,
   1994.

 **Net asset value on date of commencement of operations.

  +Annualized.

 ++Not annualized.

  #Per share data for the periods subsequent to December 31, 1992 is based on average shares outstanding.

 ##For fiscal years ending after September 1, 1995, expenses are calculated without reduction for fees paid indirectly.

###Average commission rate is calculated for Series with fiscal years beginning on or after September 1, 1995.

 [dbldag]The total return information shown above does not reflect expenses that apply to the separate accounts established by Sun Life of Canada (U.S.) and Sun Life (N.Y.). Inclusion of these charges would reduce the total return figures for all periods shown.

 [sec]The investment adviser voluntarily waived a portion of its advisory fee for the Research Series for the period indicated. If the waiver had not been in place, the net investment income per share and the ratios would have been:

                                             Research Series
                                   ------------------------------
                                    Year Ended       Period Ended
                                   December 31,      December 31,
                                       1995          1994*
                                     -------------  -------------
Net investment income  .........     $0.0954        $(0.0145)
Ratios (to average net assets):
 Expenses##   ..................        0.95%           3.49%+
 Net investment income    ......        0.79%          (0.19)%+


                       See notes to financial statements

                                                                 Utilities Series
                                                   ---------------------------------------------
                                                                                   Period Ended
                                                      Year Ended December 31,      December 31,
                                                  -------------------------------  -------------
Per share data (for a share outstanding
 throughout each year):                              1996       1995      1994        1993*
                                                   ---------  --------- ---------  -------------
Net asset value -- beginning of year               $12.2598   $ 9.5209  $10.0164   $10.0000****
                                                   ---------  --------- ---------  -------------
Income from investment operations# --
  Net investment incomeS.                          $ 0.5322   $ 0.4918  $ 0.2899   $ 0.0128
 Net realized and unrealized gain (loss) on
   investments and foreign currency transactions     1.8548     2.5197   (0.7817)    0.0036
                                                   ---------  --------- ---------  -------------
   Total from investment operations                $ 2.3870   $ 3.0115  $(0.4918)  $ 0.0164
                                                   ---------  --------- ---------  -------------
Less distributions --
 From net investment income                        $(0.3160)  $(0.2726) $(0.0037)  $       --
 From net realized gain on investments and
  foreign  currency transactions                    (0.3434)     --        --              --
                                                   ---------  --------- ---------  -------------
   Total distributions                             $(0.6594)  $(0.2726) $(0.0037)  $       --
                                                   ---------  --------- ---------  -------------
Net asset value -- end of year                     $13.9874   $12.2598  $ 9.5209   $10.0164
                                                   =========  ========= =========  =============
Total return++                                      20.37%     32.36%    (4.96)%       1.59%+
Ratios (to average net assets)/Supplemental
  dataS.:
  Expenses##                                         0.88%      0.44%      0.39%       1.50%+
 Net investment income                               4.23%      4.62%      4.59%       2.58%+
Portfolio turnover                                    131%       119%       103%        --
Average commission rate###                         $0.0435       --        --           --
Net assets, end of year (000 omitted)              $70,680    $43,134    $21,448      $2,798

                                                  Value Series     World Asset Allocation Series
                                                  ------------- -----------------------------------
                                                  Period Ended   Year Ended December  Period Ended
                                                  December 31,           31,          December 31,
                                                  -------------  -------------------- -------------
Per share data (for a share outstanding
 throughout each year):                              1996***       1996       1995       1994**
                                                  -------------  ---------  --------- -------------
Net asset value -- beginning of year              $10.0000****   $12.2250   $10.0579  $10.0000****
                                                  -------------  ---------  --------- -------------
Income from investment operations# --
  Net investment incomeS.                         $ 0.0916       $ 0.3731   $ 0.4205  $ 0.0220
 Net realized and unrealized gain (loss) on
   investments and foreign currency transactions    0.9139         1.5563     1.7540    0.0359
                                                  -------------  ---------  --------- -------------
   Total from investment operations               $ 1.0055       $ 1.9294   $ 2.1745  $ 0.0579
                                                  -------------  ---------  --------- -------------
Less distributions --
 From net investment income                       $    --        $(0.1300)  $(0.0074) $    --
 From net realized gain on investments and
  foreign  currency transactions                       --         (0.2450)     --          --
                                                  -------------  ---------  --------- -------------
   Total distributions                            $    --        $(0.3750)  $(0.0074) $    --
                                                  -------------  ---------  --------- -------------
Net asset value -- end of year                    $11.0055       $13.7794   $12.2250  $10.0579
                                                  =============  =========  ========= =============
Total return++                                      10.10%+++     16.04%     21.56%       0.60%+++
Ratios (to average net assets)/Supplemental
  dataS.:
  Expenses##                                         0.60%+        0.94%      0.67%       1.50%+
 Net investment income                               1.75%+        2.84%      3.70%       3.13%+
Portfolio turnover                                     52%          154%       146%         2%
Average commission rate###                           $0.0228     $0.0233       --          --
Net assets, end of year (000 omitted)                $16,700     $77,016    $25,863      $3,003





   *From November 16, 1993 (commencement of investment operations) to
    December 31, 1993.

  **From November 7, 1994 (commencement of investment operations) to
    December 31, 1994.

 ***From June 3, 1996 (commencement of investment operations) to
    December 31, 1996.

****Net asset value on date of commencement of operations.

   +Annualized.

 +++Not annualized.

   #Per share data is based on average shares outstanding.

  ##For fiscal years ending after September 1, 1995, expenses are calculated without reduction for fees paid indirectly.

###Average commission rate is calculated for Series with fiscal years beginning on or after September 1, 1995.

 ++The total return information shown above does not reflect expenses that apply to the separate accounts established by Sun Life of Canada (U.S.) and Sun Life (N.Y.). Inclusion of these charges would reduce the total return figures for all periods shown.

Sec.The investment adviser voluntarily waived all or a portion of its advisory fee for the Utilities Series, Value Series and World Asset Allocation Series for the periods indicated. In addition, the investment adviser voluntarily agreed to maintain the expenses of the Value Series at not more than 1.00% of average daily net assets. If the waivers had not been in place and, with respect to the Value Series, to the extent actual expenses were over these limitations, the net investment income per share and the ratios would have been:

                                                                                                     World Asset
                                              Utilities Series              Value Series          Allocation Series
                                    -------------------------------------- ---------------  -------------------------
                                         Year Ended      Period Ended    Period Ended     Year Ended     Period Ended
                                        December 31,     December 31,    December 31,    December 31,    December 31,
                                    -------------------
                                      1995        1994       1993*          1996***          1995           1994**
                                   ----------- -----------------------  --------------- --------------  -------------
Net investment income               $0.4375    $0.2412    $(0.0407)        $0.0537        $0.3716         $0.0041
Ratios (to average net assets):
 Expenses##                            0.95%      1.14%       9.71%+          1.35%+         1.11%           4.05%+
 Net investment income                 4.12%      3.84%      (5.63)%+         1.02%+         3.27%           0.58%+

MFS/Sun Life Series Trust
Financial Highlights -- continued

                                                                                World Governments
                                                                                       Series
                                                                              -----------------------
                                                                              Year Ended December 31,
                                                                              -----------------------
Per share data (for a share outstanding throughout each year):                   1996        1995
                                                                              ----------- -----------
Net asset value -- beginning of year  .......................................   $12.4866    $11.3769
                                                                                --------    --------
Income from investment operations# --
Net investment income  ......................................................   $ 0.6882    $ 0.8031
 Net realized and unrealized gain (loss) on investments and foreign currency
 transactions    ............................................................    (0.2081)     0.9511
                                                                                --------    --------
   Total from investment operations   .......................................   $ 0.4801    $ 1.7542
                                                                                --------    --------
Less distributions --
From net investment income   ................................................   $(1.7085)   $(0.0058)
 From net realized gain on investments and foreign currency transactions  ...         --     (0.6387)
                                                                                --------    --------
   Total distributions    ...................................................   $(1.7085)   $(0.6445)
                                                                                --------    --------
Net asset value -- end of year  .............................................   $11.2582    $12.4866
                                                                                ========    ========
Total return[dbldag]   ......................................................       4.66%      15.69%
Ratios (to average net assets)/Supplemental data:
Expenses##    ...............................................................       0.90%       0.89%
 Net investment income    ...................................................       6.00%       6.67%
Portfolio turnover  .........................................................        390%        329%
Net assets, end of year (000 omitted)    ....................................   $141,764    $152,487



                                                                                   World Governments Series
                                                                              ----------------------------------
                                                                                   Year Ended December 31,
                                                                              ----------------------------------
Per share data (for a share outstanding throughout each year):                   1994        1993       1992
                                                                              ----------- ----------- ----------
Net asset value -- beginning of year  .......................................   $13.0212    $11.7966  $12.7397
                                                                                --------    --------  --------
Income from investment operations# --
Net investment income  ......................................................   $ 0.6095    $ 0.5352  $ 0.6429
 Net realized and unrealized gain (loss) on investments and foreign currency
 transactions    ............................................................    (1.2295)     1.5819   (0.6141)
                                                                                --------    --------  --------
   Total from investment operations   .......................................   $(0.6200)   $ 2.1171  $ 0.0288
                                                                                --------    --------  --------
Less distributions --
From net investment income   ................................................   $(0.8823)   $(0.8925) $(0.6581)
 From net realized gain on investments and foreign currency transactions  ...    (0.1420)         --   (0.3138)
                                                                                --------    --------  --------
   Total distributions    ...................................................   $(1.0243)   $(0.8925) $(0.9719)
                                                                                --------    --------  --------
Net asset value -- end of year  .............................................   $11.3769    $13.0212  $11.7966
                                                                                ========    ========  ========
Total return[dbldag]   ......................................................      (4.46)%    18.84%     0.54%
Ratios (to average net assets)/Supplemental data:
Expenses##    ...............................................................       0.90%       0.95%     1.03%
 Net investment income    ...................................................       6.06%       6.01%     7.02%
Portfolio turnover  .........................................................        269%        173%      147%
Net assets, end of year (000 omitted)    ....................................   $139,155    $135,085   $73,540

 #Per share data for the periods subsequent to December 31, 1992 is based on average shares outstanding.

 ##For fiscal years ending after September 1, 1995, expenses are calculated without reduction for fees paid indirectly.

 [dbldag]The total return information shown above does not reflect expenses that apply to the separate accounts established by Sun Life of Canada (U.S.) and Sun Life (N.Y.). Inclusion of these charges would reduce the total return figures for all periods shown.


                       See notes to financial statements

MFS/Sun Life Series Trust
Financial Highlights -- continued

                                                      World Growth Series                 Period Ended
                                                     ----------------------------------- ---------------
Per share data                                        Year Ended December 31,             December 31,
                                                     ----------------------------------- ---------------
 (for a share outstanding throughout each year):        1996        1995        1994           1993*
                                                       --------    --------    --------     ------------
Net asset value -- beginning of year    ............   $12.3464    $10.9425    $10.6366     $   10.0000***
                                                       --------    --------    --------     ------------
Income from investment operations# --
Net investment income[sec]  ........................   $ 0.0232    $ 0.0689    $ 0.1506     $    0.0088
 Net realized and unrealized gain on
 investments and foreign currency transactions   ...     1.5878      1.6388      0.1590          0.6278
                                                       --------    --------    --------     ------------
   Total from investment operations  ...............   $ 1.6110    $ 1.7077    $ 0.3096     $    0.6366
                                                       --------    --------    --------     ------------
Less distributions --
 From net investment income    .....................   $(0.0886)   $(0.1361)   $(0.0037)    $    --
 From net realized gain on investments and foreign
 currency transactions   ...........................    (0.8350)    (0.1677)         --          --
                                                       --------    --------    --------     -------------
  Total distributions    ...........................   $(0.9236)   $(0.3038)   $(0.0037)    $    --
                                                       --------    --------    --------     -------------
Net asset value -- end of year    ..................   $13.0338    $12.3464    $10.9425     $   10.6366
                                                       ========    ========    ========     =============
Total return[dbldag]  ..............................      13.02%      16.06%      2.86%           50.78%+
Ratios (to average net assets)/Supplemental
data[sec]:
Expenses##   .......................................       1.04%       1.07%       0.47%           1.02%+
 Net investment income   ...........................       0.18%       0.60%       2.20%           1.23%+
Portfolio turnover    ..............................         81%        162%        231%              2%
Average commission rate###  ........................   $ 0.0142          --          --              --
Net assets, end of year (000 omitted)   ............   $203,106    $146,388    $100,045     $    18,879




                                                                 World Total Return Series
                                                     -----------------------------------------
Per share data                                              Year Ended       Period Ended
                                                            December 31,     December 31,
 (for a share outstanding throughout each year):        1996        1995        1994**
                                                       --------  ---------   ------------
Net asset value -- beginning of year    ............   $11.8346  $10.0405    $10.0000***
                                                       --------  ---------   ------------
Income from investment operations# --
Net investment income[sec]  ........................   $ 0.4131  $ 0.4437    $    0.0247
 Net realized and unrealized gain on
 investments and foreign currency transactions   ...     1.2480    1.3564         0.0158
                                                       --------  ---------   ------------
   Total from investment operations  ...............   $ 1.6611  $ 1.8001    $    0.0405
                                                       --------  ---------   ------------
Less distributions --
 From net investment income    .....................   $(0.2300) $(0.0060)   $      --
 From net realized gain on investments and foreign
 currency transactions   ...........................         --        --           --
                                                       --------  ---------   ------------
  Total distributions    ...........................   $(0.2300) $(0.0060)   $      --
                                                       --------  ---------   ------------
Net asset value -- end of year    ..................   $13.2657  $11.8346    $   10.0405
                                                       ========  =========   ============
Total return[dbldag]  ..............................      14.33%    17.89%          0.40%++
Ratios (to average net assets)/Supplemental
data[sec]:
Expenses##   .......................................       0.96%     0.77%          1.50%+
 Net investment income   ...........................       3.33%     4.01%          3.31%+
Portfolio turnover    ..............................        148%      146%             1%
Average commission rate###  ........................   $ 0.0229        --            --
Net assets, end of year (000 omitted)   ............   $ 37,638   $13,786         $1,384


        *From November 16, 1993 (commencement of investment operations) to
         December 31, 1993.

       **From November 7, 1994 (commencement of investment operations) to
         December 31, 1994.

      ***Net asset value on date of commencement of operations.

        +Annualized.

       ++Not annualized.

        #Per share data is based on average shares outstanding.

       ##For fiscal years ending after September 1, 1995, expenses are calculated without reduction for fees paid indirectly.

      ###Average commission rate is calculated for Series with fiscal years beginning on or after September 1, 1995.

[dbldag] The total return information shown above does not reflect expenses that apply to the separate accounts established charges would reduce the total return figures for all periods shown.

   [sec] The investment adviser voluntarily waived all or a portion of its advisory fee for the World Growth Series and World been in place, the net investment income per share and the ratios would have been:

                                                                                               World Total
                                                World Growth Series                           Return Series
                                         -----------------------------------  --    ----------------------------------
                                          Year Ended       Period Ended              Year Ended       Period Ended
                                         December 31,      December 31,             December 31,      December 31,
                                             1994          1993*                        1995          1994**
                                           -------------      --------------- --      -------------       -------------
Net investment income  .........           $0.0989            $0.0022                 $0.3972             $(0.0405)
Ratios (to average net assets):
 Expenses##   ..................              1.20%              1.92%+                  1.19%                6.93%+
 Net investment income    ......              1.47%              0.33%+                  3.59%               (2.12)%+

                       See notes to financial statements

MFS/Sun Life Series Trust
Financial Highlights -- continued

                                                                                Zero Coupon Series
                                                                                  2000 Portfolio
                                                                              -----------------------
                                                                              Year Ended December 31,
                                                                              -----------------------
Per share data (for a share outstanding throughout each year):                   1996        1995
                                                                              ----------- -----------
Net asset value -- beginning of year  .......................................   $ 9.0619    $ 7.9573
                                                                                --------    --------
Income from investment operations# --
 Net investment income[sec]  ................................................   $ 0.2094    $ 0.4340
 Net realized and unrealized gain (loss) on investments and foreign currency
 transactions    ............................................................    (0.0528)     1.1038
                                                                                --------    --------
   Total from investment operations   .......................................   $ 0.1566    $ 1.5378
                                                                                --------    --------
Less distributions --
 From net investment income  ................................................   $(0.3363)   $(0.4332)
 From net realized gain on investments   ....................................         --          --
                                                                                --------    --------
   Total distributions ......................................................   $(0.3363)   $(0.4332)
                                                                                --------    --------
Net asset value -- end of year  .............................................   $ 8.8822    $ 9.0619
                                                                                ========    ========
Total return[dbldag]   ......................................................       1.91%      19.88%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##   ...............................................................       0.50%       0.50%
 Net investment income    ...................................................       5.20%       5.16%
Portfolio turnover  .........................................................          2%         27%
Net assets, end of year (000 omitted)    ....................................   $  4,337    $  4,616



                                                                                        Zero Coupon Series
                                                                                          2000 Portfolio
                                                                              --------------------------------------
                                                                                     Year Ended December 31,
                                                                              --------------------------------------
Per share data (for a share outstanding throughout each year):                   1994        1993         1992
                                                                              ----------- ----------- --------------
Net asset value -- beginning of year  .......................................   $11.1167    $11.0966     $ 11.3060
                                                                                --------    --------     -----------
Income from investment operations# --
 Net investment income[sec]  ................................................   $ 0.3807    $ 0.6921     $  0.8970
 Net realized and unrealized gain (loss) on investments and foreign currency
 transactions    ............................................................    (1.1094)     0.8997       (0.0904)*
                                                                                --------    --------     -----------
   Total from investment operations   .......................................   $(0.7287)   $ 1.5918     $  0.8066
                                                                                --------    --------     -----------
Less distributions --
 From net investment income  ................................................   $(0.6250)   $(0.8915)    $ (0.8539)
 From net realized gain on investments   ....................................    (1.8057)    (0.6802)      (0.1621)
                                                                                --------    --------     -----------
   Total distributions ......................................................   $(2.4307)   $(1.5717)    $ (1.0160)
                                                                                --------    --------     -----------
Net asset value -- end of year  .............................................   $ 7.9573    $11.1167     $ 11.0966
                                                                                ========    ========     ===========
Total return[dbldag]   ......................................................      (6.99)%    15.03%         8.18%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##   ...............................................................       0.50%       0.50%         0.50%
 Net investment income    ...................................................       4.93%       5.48%         7.08%
Portfolio turnover  .........................................................         12%         65%           16%
Net assets, end of year (000 omitted)    ....................................   $  3,280    $  3,547     $   3,713


       * The per share amount is not in accord with the net realized and unrealized loss for the period because of the timing of sales of Trust shares and the amount of per share realized and unrealized gains and losses at such time.

       # Per share data for the periods subsequent to December 31, 1992 is based on average shares outstanding.

      ## For fiscal years ending after September 1, 1995, expenses should be calculated without the reduction of fees paid indirectly, however, the investment adviser has voluntarily agreed to maintain the net expenses of the Zero Coupon Series 2000 Portfolio at not more than 0.50% of average daily net assets.

[dbldag] The total return information shown above does not reflect expenses that apply to the separate accounts established by Sun Life of Canada (U.S. and Sun Lfe (N.Y.). Inclusion of these charges would reduce the total return figures for all periods shown.

   [sec] The investment adviser voluntarily waived all or a portion of its advisory fee for the Zero Coupon Series 2000 Portfolio for the period indicated. If the waiver had not beein in place, the net investment income per share and the ratios would have been:

                                    Year Ended
                                 December 31,
                                       1996
                                 -------------
Net investment income  ......... $   0.2045
Ratios (to average net assets):
 Expenses##   ..................       0.62%
 Net investment income    ......       5.08%


                       See notes to financial statements

MFS/Sun Life Series Trust
Notes to Financial Statements

(1) Organization

The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company consisting of nineteen separate Series (the Series) of shares: Capital Appreciation Series, Conservative Growth Series, Emerging Growth Series, Government Securities Series, High Yield Series, Managed Sectors Series, MFS/Foreign & Colonial Emerging Markets Equity Series, MFS/Foreign & Colonial International Growth Series, MFS/Foreign & Colonial International Growth and Income Series, Money Market Series, Research Series, Total Return Series, Utilities Series, Value Series, World Asset Allocation Series, World Governments Series, World Growth Series, World Total Return Series and Zero Coupon Series 2000 Portfolio. The High Yield Series, Managed Sectors Series, Utilities Series, World Asset Allocation Series, World Governments Series, World Growth Series and World Total Return Series are non-diversified as that term is defined in the Investment Company Act of 1940, as amended. The shares of each Series are sold only to variable accounts established by Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York to Trust benefits under variable contracts issued by such companies.

(2) Significant Accounting Policies

General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political and economic environment.

Investment Valuations - Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues and forward contracts, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated into U.S. dollars at the closing daily exchange rate. Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Trust's use of amortized cost is subject to the Trust's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940. Futures contracts, options and options on futures contracts listed on commodities exchanges are valued at closing settlement prices. Over-the-counter options are valued by brokers through the use of a pricing model which takes into account closing bond valuations, implied volatility and short-term repurchase rates. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

Repurchase Agreements - Certain Series of the Trust may enter into repurchase agreements with institutions that the Trust's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Such Series require that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Trust to obtain those securities in the event of a default under the repurchase agreement. The investment adviser monitors, on a daily basis, the value of the securities transferred to ensure that the value, including accrued interest, of the securities under each repurchase agreement is greater than amounts owed to the Series under each such repurchase agreement. Certain Series of the Trust, along with other affiliated entities of Massachusetts Financial Services Company
(MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed.

Written Options - Certain Series of the Trust may write covered call or put options for which premiums are received and are recorded as liabilities, and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security purchased. The Series, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. In general, written call options may serve as a partial hedge against decreases in value in the underlying securities to the extent of the premium received. Written options may also be used as part of an income-producing strategy reflecting the view of the Series' management on the direction of interest rates.

Futures Contracts - Certain Series of the Trust may enter into futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. Upon entering such contracts, the Series are required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Series. The Series' investment in futures contracts is designed to hedge against anticipated future changes in interest or exchange rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Investments in currency futures for purposes other than hedging may be made to change the Series' relative position in one or more currencies without buying and selling portfolio assets. Investments in equity index contracts, or contracts on related options, for purposes other than hedging may be made when the Series has cash on hand and wishes to participate in anticipated market appreciation while the cash is being invested. Should interest or exchange rates or securities prices move unexpectedly, the Series may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Forward Foreign Currency Exchange Contracts - Certain Series of the Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Series will enter into forward contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the Series may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. It may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the Series may enter into contracts with the intent of changing the relative exposure of the Series' portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original issue discount are amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations. Dividend income is recorded on the ex-dividend date for dividends received in cash. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The High Yield Series can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities, and tend to be more sensitive to economic conditions.

As appropriate based on its investments, certain Series of the Trust use the effective interest method for reporting interest income on payment-in-kind (PIK) bonds, whereby interest income on PIK bonds is recorded ratably by the Series at a constant yield to maturity. Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as an addition to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are reported as operating expenses.

Fees Paid Indirectly - The Series' custodian bank calculates its fee based on the Series' average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Series. This amount is shown as a reduction of expenses on the Statement of Operations.

Tax Matters and Distributions - Each Series or portfolio of the Trust intends to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. Foreign taxes have been provided for on interest and dividend income earned on foreign investments in accordance with the applicable country's tax rates and to the extent unrecoverable are recorded as a reduction of investment income. Distributions to shareholders are recorded on the ex-dividend date.

The Trust distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains. For the year ended December 31, 1996, the following amounts were reclassified due to permanent differences between book and tax accounting for currency transactions and paydown securities. These changes had no effect on the net assets or net asset value per share.

                                                                Capital       Conservative    Emerging
                                                              Appreciation       Growth        Growth
                                                                 Series          Series        Series
                                                             --------------- --------------- -----------
Increase (decrease):
Paid-in capital   ..........................................    $    --          $  --         $  --
Accumulated undistributed net realized gain on investments
and foreign currency transactions   ........................     (494,794)         8,340         2,841
Accumulated undistributed net investment income    .........      494,794         (8,340)       (2,841)



                                                              Government      High       Managed
                                                              Securities      Yield      Sectors
                                                                Series       Series      Series
                                                             ------------- ------------ ----------
Increase (decrease):
Paid-in capital   ..........................................   $    --       $  9,864     $   --
Accumulated undistributed net realized gain on investments
and foreign currency transactions   ........................     141,247      (55,686)      10,229
Accumulated undistributed net investment income    .........    (141,247)      45,822      (10,229)



                                                               MFS/Foreign      MFS/Foreign      MFS/Foreign
                                                               & Colonial       & Colonial       & Colonial
                                                                Emerging       International    International
                                                                 Markets          Growth         Growth and     Research
                                                              Equity Series       Series        Income Series    Series
                                                             ---------------- ---------------- ---------------- ----------
Increase (decrease):
Paid-in capital   ..........................................      $  --            $  --           $    --        $   --
Accumulated undistributed net realized gain on investments
and foreign currency transactions   ........................        4,358            5,556           129,823        18,442
Accumulated undistributed net investment income    .........       (4,358)          (5,556)         (129,823)      (18,442)

                                                                            Total                              World Asset
                                                                            Return      Utilities    Value     Allocation
                                                                            Series       Series      Series      Series
                                                                         ------------- ------------ --------- --------------
Increase (decrease):
Paid-in capital   ......................................................   $    --       $   --       $  --      $    --
Accumulated undistributed net realized gain on investments and foreign
currency transactions   ................................................     191,620       72,879       397       (130,908)
Accumulated undistributed net investment income    .....................    (191,620)     (72,879)     (397)       130,908



                                                                             World         World
                                                                          Governments      Growth
                                                                            Series         Series
                                                                         -------------- -------------
Increase (decrease):
Paid-in capital   ......................................................   $      --      $    --
Accumulated undistributed net realized gain on investments and foreign
currency transactions   ................................................     9,171,757     (559,102)
Accumulated undistributed net investment income    .....................    (9,171,757)     559,102



                                                                             World         Zero Coupon
                                                                          Total Return       Series
                                                                             Series      2000 Portfolio
                                                                         --------------- ----------------
Increase (decrease):
Paid-in capital   ......................................................    $    --            $ (19)
Accumulated undistributed net realized gain on investments and foreign
currency transactions   ................................................      148,860            322
Accumulated undistributed net investment income    .....................     (148,860)          (303)


At December 31, 1996, the following Series had capital loss carryforwards for federal income tax purposes which may be applied against any net taxable realized gains of each succeeding year until the earlier of their utilization or expiration.

                                                                   Portion Expiring December 31,
                                                        ----------------------------------------------------
                                                         Total Carryover  1997       1998        1999
------------------------------------------------------   ---------------  ------     -------     -------
Government Securities Series   ........................  $   8,934,869   $ --      $   --      $   --
                                                         ==============  ========  ==========  ==========
High Yield Series  ....................................      8,682,830   553,314   2,535,112   1,654,123
                                                         ==============  ========  ==========  ==========
MFS/Foreign & Colonial Emerging Markets Equity Series            5,296     --          --          --
                                                         ==============  ========  ==========  ==========
MFS/Foreign & Colonial International Growth Series  ...          7,804     --          --          --
                                                         ==============  ========  ==========  ==========
Zero Coupon Series 2000 Portfolio    ..................         46,129     --          --          --
                                                         ==============  ========  ==========  ==========



                                                                       Portion Expiring December 31,
                                                        ------------------------------------------------------------
                                                          2000       2001         2002         2003        2004
------------------------------------------------------   --------  ---------   -----------   ----------  ----------
Government Securities Series   ........................  $ --      $  --       $7,137,094    $  76,697   $1,721,078
                                                         ========  =========   ===========   ==========  ===========
High Yield Series  ....................................  786,156      --          960,740    2,193,385        --
                                                         ========  =========   ===========   ==========  ===========
MFS/Foreign & Colonial Emerging Markets Equity Series      --         --            --           --           5,296
                                                         ========  =========   ===========   ==========  ===========
MFS/Foreign & Colonial International Growth Series  ...    --         --            --           --           7,804
                                                         ========  =========   ===========   ==========  ===========
Zero Coupon Series 2000 Portfolio    ..................    --         --           21,892       20,451        3,786
                                                         ========  =========   ===========   ==========  ===========

3. Transactions with Affiliates

The Trust has investment advisory agreements with Massachusetts Financial Services Company (MFS), a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), to provide overall investment advisory and administrative services, and general office facilities. Investment advisory fees are computed daily and paid monthly at an effective annual rate based on a percentage of each Series' average daily net assets. The agreements also provide that each Series will be reimbursed for expenses in excess of the expense limitation indicated below, calculated based on the average daily net assets of each Series for the fiscal year. Investment advisory fees and expense limitations are as follows:

                                                                            Investment         Expense
                                                                          Advisory Fees      Limitations
                                                                         ----------------   -------------
 Capital Appreciation Series   .......................................           0.75%            1.25%
 Conservative Growth Series ..........................................           0.55%            1.25%
 Emerging Growth Series  .............................................           0.75%*           1.50%
 Government Securities Series  .......................................           0.55%            1.25%
 High Yield Series ...................................................           0.75%            1.25%
 Managed Sectors Series  .............................................           0.75%*           1.25%
 MFS/Foreign & Colonial Emerging Markets Equity Series ...............           1.25%            1.50%
 MFS/Foreign & Colonial International Growth Series ..................           0.975%*          1.50%
 MFS/Foreign & Colonial International Growth and Income Series  ......           0.975%*          1.50%
 Money Market Series  ................................................           0.50%            0.60%
 Research Series   ...................................................           0.75%*           1.50%
 Total Return Series  ................................................           0.75%*           1.25%
 Utilities Series  ...................................................           0.75%*           1.00%
 Value Series   ......................................................           0.75%*           1.00%
 World Asset Allocation Series .......................................           0.75%*           1.50%
 World Governments Series   ..........................................           0.75%*           1.00%
 World Growth Series  ................................................           0.90%            1.50%
 World Total Return Series  ..........................................           0.75%*           1.50%
 Zero Coupon Series 2000 Portfolio   .................................           0.25%            0.50%

 * The advisory fee for the Emerging Growth Series, Managed Sectors Series, Research Series, Total Return Series, Utilities Series, Value Series, World Asset Allocation Series, World Governments Series and World Total Return Series is 0.75% of the first $300 million of average daily net assets of each of the Series and 0.675% of the average daily net assets of each Series in excess of $300 million. The advisory fee for the Total Return Series is reduced to 0.60% of the average daily net assets in excess of $1 billion. The advisory fee for the MFS/Foreign & Colonial International Growth Series and MFS/Foreign & Colonial International Growth and Income Series is reduced to 0.925% of the average daily net assets in excess of $500 million.

The investment advisory agreements with respect to the MFS/Foreign & Colonial Emerging Markets Equity Series, MFS/Foreign & Colonial International Growth Series and MFS/Foreign & Colonial International Growth and Income Series permit MFS to engage one or more sub-advisers and MFS has engaged Foreign & Colonial Management Limited (FCM), an England and Wales Company, and its subsidiary Foreign & Colonial Emerging Markets Limited (FCEM) to assist in the performance of its services. In addition, the investment advisory agreement with respect to the World Growth Series permits MFS to engage one or more sub-advisers and MFS has engaged Oechsle International Advisors, L.P. (Oechsle), a Delaware limited partnership, and Batterymarch Financial Management, Inc. (Batterymarch), a Maryland corporation, to assist in the performance of its services. Effective May 1, 1996, FCM and FCEM replaced Batterymarch as sub-advisers to the World Growth Series. Effective November 1, 1996, Oechsle was terminated as a sub-adviser to the World Growth Series.


MFS has agreed to waive its advisory fee for an indefinite period for the MFS/Foreign & Colonial Emerging Markets Equity Series, MFS/Foreign & Colonial International Growth Series and Value Series. The amounts waived under this agreement for the period ended December 31, 1996 were $11,151, $14,479 and $27,382, respectively. MFS waived a portion of its advisory fee for the Emerging Growth Series and MFS/Foreign & Colonial

International Growth and Income Series. The amounts waived under this agreement for the year ended December 31, 1996 were $225,349 and $44,482, respectively. In addition, under an expense limitation agreement, MFS has assumed expenses for the period ended December 31, 1996 amounting to $5,761 for the MFS/Foreign & Colonial Emerging Markets Equity Series and $4,099 for the Zero Coupon Series 2000 Portfolio.


The Trust pays no compensation directly to its Trustees or officers who are affiliated with MFS or Sun Life Assurance Company of Canada (U.S.), all of whom receive remuneration for their services to the Trust from MFS or Sun Life Assurance Company of Canada. Certain of the officers and Trustees of the Trust are officers or directors of MFS or Sun Life Assurance Company of Canada.

4. Portfolio Securities

For the year ended December 31, 1996, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                         Capital           Conservative
                                                          Appreciation      Growth
                                                          Series            Series
                                                      ----------------- ---------------
Purchases
U.S. government securities   ........................   $      --         $   244,997
                                                        ============      ============
Investments (non-U.S. government securities)   ......    $689,235,186     $354,300,779
                                                         ============     ============
Sales
U.S. government securities   ........................   $      --         $    56,980
                                                        ============      ============
Investments (non-U.S. government securities)   ......    $609,317,757     $201,876,350
                                                         ============     ============



                                                         Emerging          Government        High
                                                          Growth           Securities        Yield
                                                          Series             Series          Series
                                                                                        ----------------
Purchases
U.S. government securities   ........................   $      --       $248,143,005      $    --
                                                        ============    =============      ============
Investments (non-U.S. government securities)   ......    $267,487,133   $     --           $171,858,169
                                                         ============   =============      ============
Sales
U.S. government securities   ........................   $      --       $211,789,638      $    --
                                                        ============    =============      ============
Investments (non-U.S. government securities)   ......    $121,492,861   $     --           $137,950,996
                                                         ============   =============      ============


                                                                       MFS/Foreign &
                                                           Managed       Colonial
                                                           Sectors    Emerging Markets
                                                           Series      Equity Series
                                                      ---------------  ---------------
Purchases
U.S. government securities   ........................   $    --          $   --
                                                        ============   ==========
Investments (non-U.S. government securities)   ......   $299,144,790   $2,878,200
                                                        ============   ==========
Sales
U.S. government securities   ........................   $    --          $   --
                                                        ============   ==========
Investments (non-U.S. government securities)   ......   $235,245,660   $ 207,698
                                                        ============   ==========

+Purchases and sales of investments for the Money Market Series consist solely of short-term obligations


                                                                        MFS/Foreign &
                                                        MFS/Foreign &     Colonial
                                                          Colonial       International      Money
                                                        International     Growth and        Market
                                                        Growth Series    Income Series     Series+
                                                        -------------    -------------  ---------------
Purchases
U.S. government securities   ........................   $    --          $   --         $10,227,586,362
                                                        ==========       ===========    ================
Investments (non-U.S. government securities)   ......    $4,828,516       $37,603,559   $ 3,072,400,736
                                                         ==========       ===========   ================
Sales
U.S. government securities   ........................   $    --          $    --        $10,158,750,900
                                                        ==========       ===========    ================
Investments (non-U.S. government securities)   ......   $   54,487       $ 10,547,564   $ 3,037,318,000
                                                         ==========       ===========   ================

+Purchases and sales of investments for the Money Market Series consist solely of short-term obligations


                                                                            Total
                                                         Research           Return
                                                         Series             Series
                                                         ------             ------
Purchases
U.S. government securities  ........................   $     --         $602,720,907
                                                        ============   =============
Investments (non-U.S. government securities)  ......    $773,170,804    $986,622,896
                                                        ============   =============
Sales
U.S. government securities  ........................   $     --         $573,936,810
                                                        ============   =============
Investments (non-U.S. government securities)  ......   $ 125,146,464    $900,955,376
                                                        ============   =============



                                                                                      World Asset
                                                       Utilities       Value           Allocation
                                                        Series         Series           Series
                                                        ------         ------           ------
Purchases
U.S. government securities  ........................   $7,398,784     $   --          $16,296,111
                                                       ===========    ===========     ============
Investments (non-U.S. government securities)  ......   $82,738,536     $15,072,202    $75,667,779
                                                       ===========     ===========    ============
Sales
U.S. government securities  ........................   $5,872,979     $   --          $14,720,153
                                                       ===========    ===========     ============
Investments (non-U.S. government securities)  ......   $65,224,143    $3,026,129      $47,399,476
                                                       ===========    ===========     ============


                                                                                                               Zero Coupon
                                                           World              World               World           Series
                                                         Governments         Growth            Total Return        2000
                                                           Series            Series               Series         Portfolio
                                                       ---------------   -----------------   ---------------   -------------
Purchases
U.S. government securities  ........................    $215,628,790       $    --             $12,192,963     $100,217
                                                       =============       ============        ============    =========
Investments (non-U.S. government securities)  ......    $327,501,308        $225,502,745       $41,093,686     $  --
                                                       =============        ============       ============    =========
Sales
U.S. government securities  ........................    $215,725,059       $    --             $ 7,599,324     $463,909
                                                       =============       ============        ============    =========
Investments (non-U.S. government securities)  ......    $319,062,753        $190,481,331       $23,921,588     $   --
                                                       =============        ============       ============    =========

At December 31, 1996, the cost and unrealized appreciation or depreciation in value of the investment securities owned by each series of the Trust, as computed on the federal income tax basis, are as follows:

                                                 Capital
                                              Appreciation
                                                 Series
                                      -----------------------------
Aggregate cost  .....................         $ 839,863,374
                                              =============
Gross unrealized appreciation  ......         $ 259,056,444
Gross unrealized depreciation  ......           (40,683,592)
                                              -------------
 Net unrealized appreciation   ......         $ 218,372,852
                                              =============



                                           Conservative      Emerging        Government      High
                                              Growth          Growth         Securities      Yield
                                              Series          Series           Series        Series
                                           -------------------------------------------------------------
Aggregate cost  .....................      $460,628,661     $228,788,293    $376,652,522    $188,137,143
                                           ============     ============    ============    ============
Gross unrealized appreciation  ......      $111,572,298     $ 30,446,955    $  5,611,898    $  8,383,049
Gross unrealized depreciation  ......        (1,691,016)      (8,961,320)     (3,909,998)     (3,445,041)
                                           ------------     ------------    ------------    ------------
 Net unrealized appreciation   ......      $109,881,282     $ 21,485,635    $  1,701,900    $  4,938,008
                                           ============     ============    ============    ============


                                                                                               MFS/Foreign &
                                                         MFS/Foreign &        MFS/Foreign &    Colonial
                                          Managed         Colonial            Colonial         International    Money
                                          Sectors         Emerging Markets    International    Growth and       Market
                                          Series          Equity Series       Growth Series    Income Series    Series
                                      --------------- ------------------- ---------------- ---------------- --------------
Aggregate cost  .....................   $246,745,573       $3,325,408        $6,720,455       $34,648,458   $406,081,258
                                        ============       ==========        ==========       ===========   =============
Gross unrealized appreciation  ......   $ 38,284,074       $  183,370        $  299,654       $ 2,394,644   $     --
Gross unrealized depreciation  ......    (17,839,577)        (144,133)         (220,414)       (1,819,938)        --
                                        ------------       ----------        ----------       -----------   -------------
 Net unrealized appreciation   ......   $ 20,444,497       $   39,237        $   79,240       $   574,706   $     --
                                        ============       ==========        ==========       ===========   =============


                                                                                                                   World
                                                            Total                                                  Asset
                                          Research          Return              Utilities        Value            Allocation
                                           Series           Series              Series           Series           Series
                                        ---------------   -----------------   --------------   --------------   -------------
Aggregate cost  .....................     $307,329,608      $1,171,661,432      $62,503,660      $15,967,564      $72,588,680
                                          ============      ==============      ===========      ===========      ===========
Gross unrealized appreciation  ......     $ 38,294,967      $  167,241,763      $ 7,502,995      $   798,923      $ 5,536,127
Gross unrealized depreciation  ......       (6,072,633)         (9,200,375)      (1,041,383)        (327,691)      (1,556,339)
                                          ------------      --------------      -----------      -----------      -----------
 Net unrealized appreciation   ......     $ 32,222,334      $  158,041,388      $ 6,461,612      $   471,232      $ 3,979,788
                                          ============      ==============      ===========      ===========      ===========


                                                                                               Zero Coupon
                                           World             World             World             Series
                                         Governments         Growth         Total Return          2000
                                           Series            Series            Series           Portfolio
                                        ---------------   ---------------   ---------------   -------------
Aggregate cost  .....................     $138,014,615      $183,378,105      $34,422,082      $4,227,371
                                          ============      ============      ===========      ===========
Gross unrealized appreciation  ......     $  4,303,198      $ 27,319,394      $ 3,730,894      $  100,266
Gross unrealized depreciation  ......       (1,214,050)       (8,066,236)        (391,772)             --
                                          ------------      ------------      -----------      -----------
 Net unrealized appreciation   ......     $  3,089,148      $    253,158      $ 3,339,122      $  100,266
                                          ============      ============      ===========      ===========

5. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Trust shares during the year ended December 31, 1996 are presented below and on the following page.

                                                                     Capital         Conservative
                                                                     Appreciation    Growth
                                                                     Series          Series
                                                                 --------------- ---------------
Shares sold  ...................................................    11,443,621       7,921,733
Shares issued to shareholders in reinvestment of distributions       2,235,453         677,102
Shares reacquired  .............................................    (8,969,620)       (766,565)
                                                                   -----------      ----------
 Net increase   ................................................     4,709,454       7,832,270
                                                                   ===========      ==========



                                                                     Emerging      Government    High
                                                                      Growth        Securities    Yield
                                                                      Series        Series        Series
                                                                      ------        ------        ------
Shares sold  ...................................................    13,818,601     8,676,674     14,159,075
Shares issued to shareholders in reinvestment of distributions          15,052     1,815,119      1,441,300
Shares reacquired  .............................................    (2,221,950)   (8,264,354)   (11,510,196)
                                                                   -----------   -----------   ------------
 Net increase   ................................................    11,611,703     2,227,439      4,090,179
                                                                   ===========   ===========   ============


                                                                                               MFS/Foreign &
                                                                               Managed           Colonial
                                                                               Sectors         Emerging Markets
                                                                                Series          Equity Series
                                                                             --------------- -------------------
Shares sold  ...............................................................     2,818,152          379,243
Shares issued in connection with the acquisition of the Sun Growth Variable
Annuity Fund    ............................................................            --               --
Shares issued to shareholders in reinvestment of distributions  ............     1,176,164               --
Shares reacquired  .........................................................    (1,484,629)         (52,143)
                                                                               -----------         --------
 Net increase   ............................................................     2,509,687          327,100
                                                                               ===========         ========




                                                                                  MFS/Foreign &    MFS/Foreign &
                                                                                   Colonial        International    Money
                                                                                  International    Growth and       Market
                                                                                  Growth Series    Income Series    Series
                                                                                                                 ---------------
Shares sold  ...............................................................       720,467        3,257,415        753,646,599
Shares issued in connection with the acquisition of the Sun Growth Variable
Annuity Fund    ............................................................            --               --            666,549
Shares issued to shareholders in reinvestment of distributions  ............            --               --         15,990,553
Shares reacquired  .........................................................      (157,890)        (605,202)      (643,892,483)
                                                                                 ---------       ----------      -------------
 Net increase   ............................................................       562,577        2,652,213        126,411,218
                                                                                 =========       ==========      =============


                                                                                   Total
                                                                     Research      Return
                                                                     Series        Series
                                                                 ------------- ---------------
Shares sold  ...................................................    14,559,925     8,956,855
Shares issued to shareholders in reinvestment of distributions         143,325     4,879,076
Shares reacquired  .............................................      (360,295)   (4,986,660)
                                                                   -----------   -----------
 Net increase   ................................................    14,342,955     8,849,271
                                                                   ===========   ===========



                                                                                           World Asset
                                                                  Utilities    Value        Allocation
                                                                    Series      Series       Series
                                                                    ------      ------       ------
Shares sold  ...................................................    1,883,446    1,564,290    3,944,274
Shares issued to shareholders in reinvestment of distributions        230,167           --      102,487
Shares reacquired  .............................................     (578,846)     (46,888)    (573,164)
                                                                   ----------   ----------   ----------
 Net increase   ................................................    1,534,767    1,517,402    3,473,597
                                                                   ==========   ==========   ==========

                                                                                                                   Zero Coupon
                                                                    World          World           World           Series
                                                                    Governments    Growth          Total Return    2000
                                                                    Series         Series          Series          Portfolio
                                                                  -------------- --------------- --------------- -------------
Shares sold   ...................................................     1,205,318      6,357,585       1,881,285        21,232
Shares issued to shareholders in reinvestment of distributions        1,907,834        961,665          36,211        19,961
Shares reacquired   .............................................    (2,733,139)    (3,593,022)       (245,154)      (62,281)
                                                                    -----------    -----------      ----------      --------
 Net increase (decrease)  .......................................       380,013      3,726,228       1,672,342       (21,088)
                                                                    ===========    ===========      ==========      ========

Transactions in Trust shares during the year ended December 31, 1995 are presented below.

                                    Capital         Conservative    Emerging        Government
                                    Appreciation    Growth          Growth          Securities
                                    Series          Series          Series          Series
                                   --------------- --------------- --------------- -------------
Shares sold  .....................    11,620,628       4,959,971       6,726,769       5,453,675
Shares issued to shareholders in
reinvestment of distributions  ...       575,351         267,502             --        1,637,090
Shares reacquired  ...............    (6,799,964)       (644,875)     (1,425,554)     (8,182,612)
                                     -----------      ----------     -----------     -----------
 Net increase (decrease)    ......     5,396,015       4,582,598       5,301,215      (1,091,847)
                                     ===========      ==========     ===========     ===========



                                                                     MFS/Foreign
                                                                     & Colonial
                                         High          Managed       International     Money
                                        Yield         Sectors         Growth and       Market
                                        Series        Series          Income Series    Series
                                        ------        ------          -------------    ------
Shares sold  .....................    11,405,259     2,814,579        710,005         450,493,345
Shares issued to shareholders in
reinvestment of distributions  ...     1,058,317       211,025            --           12,727,293
Shares reacquired  ...............    (7,709,622)   (1,372,643)        (1,208)       (432,641,522)
                                     -----------   -----------       --------       -------------
 Net increase (decrease)    ......     4,753,954     1,652,961        708,797          30,579,116
                                     ===========   ===========       ========       =============


                                                    Total                        World Asset
                                     Research       Return          Utilities    Allocation
                                       Series       Series          Series       Series
                                   ------------ --------------- ------------ --------------
Shares sold  .....................    5,208,741     8,109,408      1,993,567    1,917,796
Shares issued to shareholders in
 reinvestment of distributions              485     2,212,879         68,772          573
Shares reacquired  ...............     (310,821)   (6,150,918)      (796,757)    (101,344)
                                     ----------   -----------     ----------   ----------
 Net increase (decrease)    ......    4,898,405     4,171,369      1,265,582    1,817,025
                                     ==========   ===========     ==========   ==========



                                                                                  Zero Coupon
                                      World          World           World           Series
                                   Governments      Growth        Total Return       2000
                                     Series         Series          Series        Portfolio
                                     ------         ------          ------        ---------
Shares sold  .....................     3,031,637      4,670,829       1,117,597       180,804
Shares issued to shareholders in
 reinvestment of distributions           667,817        291,239             222        21,339
Shares reacquired  ...............    (3,718,715)    (2,248,059)        (90,774)     (105,004)
                                     -----------    -----------      ----------     ---------
 Net increase (decrease)    ......       (19,261)     2,714,009       1,027,045        97,139
                                     ===========    ===========      ==========     =========

6. Financial Instruments

Certain Series of the Trust may trade financial instruments with off-balance sheet risk in the normal course of their investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include indexed securities, written options, forward foreign currency exchange contracts and futures contracts.


The notional or contractual amounts of these instruments represent the investment the series have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 1996, is shown on the following pages.

Written Option Transactions -- MFS/Foreign & Colonial International Growth and Income Series


                                                               1996 Calls                           1996 Puts
                                                    ------------------------------------ --------------------------------
                                                    Principal Amounts                    Principal Amounts
                                                      of Contracts                         of Contracts
                                                      (000 Omitted)        Premiums       (000 Omitted)        Premiums
                                                    --------------------   -----------   -------------------   ----------
Outstanding, beginning of period --
Options written --
 Australian Dollars   ...........................                 91         $    491               --           $   --
 Canadian Dollars  ..............................                --               --              1,137            2,984
 Deutsche Marks    ..............................              1,922            9,062               402            1,103
 Deutsche Marks/British Pounds    ...............              2,514            8,938               566            7,297
 Italian Lire/Deutsche Marks   ..................          2,361,708           18,547               --               --
 Japanese Yen   .................................            132,077            3,666           258,307           16,505
 New Zealand Dollars  ...........................                --               --                432              643
 Spanish Pesetas/Deutsche Marks   ...............                --               --             45,589            1,134
 Swiss Francs/Deutsche Marks   ..................                371            1,125               824           10,166
Options terminated in closing transactions --
 Australian Dollars   ...........................                (91)            (491)              --               --
 Deutsche Marks    ..............................             (1,922)          (9,062)             (402)          (1,103)
 Deutsche Marks/British Pounds    ...............             (1,099)          (3,336)              --               --
 Italian Lire/Deutsche Marks   ..................         (2,361,708)         (18,547)              --               --
 Japanese Yen   .................................           (132,077)          (3,666)              --               --
 New Zealand Dollars  ...........................                --               --               (432)            (643)
Options expired --
 Canadian Dollars  ..............................                --               --             (1,137)          (2,984)
 Deutsche Marks/British Pounds    ...............               (868)          (3,505)              --               --
 Japanese Yen   .................................                --               --           (102,307)          (6,073)
 Spanish Pesetas/Deutsche Marks   ...............                --               --            (45,589)          (1,134)
                                                         -----------         --------         ---------          -------
Outstanding, end of period  .....................                918         $  3,222           157,390          $27,895
                                                         ===========         ========         =========          =======
Options outstanding at end of period consist of:
 Deutsche Marks/British Pounds    ...............                547         $  2,097               566          $ 7,297
 Japanese Yen   .................................                --               --            156,000           10,432
 Swiss Francs/Deutsche Marks   ..................                371            1,125               824           10,166
                                                         -----------         --------         ---------          -------
Outstanding, end of period                                       918         $  3,222           157,390          $27,895
                                                         ===========         ========         =========          =======

At December 31, 1996, the MFS/Foreign & Colonial International Growth and Income Series had sufficient cash and/or securities at least equal to the value of the written options.

                                                               1996 Calls                           1996 Puts
                                                    ------------------------------------ --------------------------------
                                                    Principal Amounts                    Principal Amounts
                                                      of Contracts                         of Contracts
                                                      (000 Omitted)        Premiums       (000 Omitted)        Premiums
                                                    --------------------   -----------   -------------------   ----------
Outstanding, beginning of period --
 Japanese Yen   .................................              --            $   --              30,700          $  4,002
Options written --
 Japanese Yen   .................................           49,000             3,532            798,000            67,599
Options terminated in closing transactions --
 Japanese Yen   .................................          (49,000)           (3,532)          (696,700)          (58,961)
                                                          --------           -------          ---------          --------
Outstanding, end of period  .....................               --           $   --             132,000          $ 12,640
                                                          ========           =======          =========          ========
Options outstanding at end of period consist of:
 Japanese Yen   .................................               --           $   --             132,000          $ 12,640
                                                          --------           -------          ---------          --------
Outstanding, end of period                                      --           $   --             132,000          $ 12,640
                                                          ========           =======          =========          ========

At December 31, 1996, the World Asset Allocation Series had sufficient cash and/or securities at least equal to the value of the written options.

                                                                  1996 Calls                          1996 Puts
                                                      ----------------------------------   -----------------------------------
                                                      Principal Amounts                    Principal Amounts
                                                        of Contracts                         of Contracts
                                                        (000 Omitted)        Premiums       (000 Omitted)         Premiums
                                                      --------------------   -----------   -------------------   -------------
Outstanding, beginning of period --
 Australian Dollars  ..............................                --          $     --               4,117        $  52,769
 Deutsche Marks, British Pounds  ..................             14,174            63,018                --               --
 Italian Lire/Deutsche Marks  .....................         20,486,289           339,510         20,486,289          754,328
 Japanese Yen  ....................................                --                --             637,300           83,116
Options written --
 Australian Dollars  ..............................              3,924            21,265                --               --
 Canadian Dollars    ..............................             12,942            13,284             19,523           58,977
 Deutsche Marks   .................................            122,098           638,525             13,706           37,624
 Deutsche Marks/British Pounds   ..................             70,415           258,724             39,219          608,589
 Italian Lire/Deutsche Marks  .....................         17,955,515           141,008                --               --
 Japanese Yen  ....................................          1,931,684            93,742          1,821,128          118,425
 New Zealand Dollars    ...........................                --                --              10,198           15,165
 Spanish Pesetas/Deutsche Marks  ..................                --                --           1,486,488           36,755
 Swiss Francs/Deutsche Marks  .....................             12,776            38,771             28,241          348,689
Options terminated in closing transactions --
 Australian Dollars  ..............................             (3,924)          (21,265)               --               --
 Deutsche Marks   .................................           (122,098)         (638,525)           (13,706)         (37,624)
 Deutsche Marks/British Pounds   ..................            (28,837)          (97,552)               --               --
 Italian Lire/Deutsche Marks  .....................        (38,441,804)         (480,518)       (20,486,289)        (754,328)
 Japanese Yen  ....................................         (1,931,684)          (93,742)        (1,656,300)        (153,926)
 New Zealand Dollars    ...........................                --                --             (10,198)         (15,165)
Options expired --
 Australian Dollars  ..............................                --                --              (4,117)         (52,769)
 Canadian Dollars    ..............................            (12,942)          (13,284)           (19,523)         (58,977)
 Deutsche Marks/British Pounds   ..................            (37,028)         (152,446)               --               --
 Japanese Yen  ....................................                --                --            (802,128)         (47,615)
 Spanish Pesetas/Deutsche Marks  ..................                --                --          (1,486,488)         (36,755)
                                                          ------------         ---------       ------------        ---------
Outstanding, end of period    .....................             31,500         $ 110,515             67,460        $ 957,278
                                                          ============         =========       ============        =========
Options outstanding at end of period consist of --
 Deutsche Marks/British Pounds   ..................             18,724         $  71,744             39,219        $ 608,589
 Swiss Francs/Deutsche Marks  .....................             12,776            38,771             28,241          348,689
                                                          ------------         ---------       ------------        ---------
                                                                31,500         $ 110,515             67,460        $ 957,278
                                                          ============         =========       ============        =========

At December 31, 1996, the World Governments Series had sufficient cash and/or securities at least equal to the value of the written options.

                                                                  1996 Calls                          1996 Puts
                                                      ----------------------------------   -----------------------------------
                                                    Principal Amounts                    Principal Amounts
                                                      of Contracts                         of Contracts
                                                      (000 Omitted)        Premiums       (000 Omitted)        Premiums
                                                    --------------------   -----------   -------------------   ----------
Outstanding, beginning of period --
 Australian Dollars   ...........................                --          $    --                105          $  1,350
 Deutsche Marks/British Pounds    ...............                479            2,129               --                --
 Italian Lire/Deutsche Marks   ..................            423,930            7,026           423,930            15,610
 Japanese Yen   .................................                --               --             19,450             2,538
Options written --
 Australian Dollars   ...........................                200            1,084               --                --
 Canadian Dollars  ..............................                517              530             1,140             3,480
 Deutsche Marks    ..............................              5,616           28,629             1,030             2,827
 Deutsche Marks/British Pounds    ...............              5,186           19,391             1,807            23,292
 Italian Lire/Deutsche Marks   ..................          1,066,605            8,376               --                --
 Japanese Yen   .................................            187,623           11,402           565,251            44,373
 New Zealand Dollars  ...........................                --               --                842             1,252
 Spanish Pesetas/Deutsche Marks   ...............                --               --             90,296             2,238
 Swiss Francs/Deutsche Marks   ..................              1,194            3,623             2,639            32,577
Options terminated in closing transactions --
 Australian Dollars   ...........................               (200)          (1,084)              --                --
 Deutsche Marks    ..............................             (5,616)         (28,629)           (1,030)           (2,827)
 Deutsche Marks/British Pounds    ...............             (1,426)          (4,665)              --                --
 Italian Lire/Deutsche Marks   ..................         (1,490,535)         (15,402)         (423,930)          (15,610)
 Japanese Yen   .................................           (187,623)         (11,402)         (420,450)          (35,159)
 New Zealand Dollars  ...........................                --               --               (842)           (1,252)
Options expired --
 Australian Dollars   ...........................                --               --               (105)           (1,350)
 Canadian Dollars  ..............................               (517)            (530)           (1,140)           (3,480)
 Deutsche Marks/British Pounds    ...............             (2,492)         (10,161)              --                --
 Japanese Yen   .................................                --               --            (46,251)           (2,746)
 Spanish Pesetas/Deutsche Marks   ...............                --               --            (90,296)           (2,238)
                                                         -----------         --------         ---------          --------
Outstanding, end of period  .....................              2,941         $ 10,317           122,446          $ 64,875
                                                         ===========         ========         =========          ========
Options outstanding at end of period consist of:
 Deutsche Marks/British Pounds    ...............              1,747         $  6,694             1,807          $ 23,292
 Japanese Yen   .................................                --               --            118,000             9,006
 Swiss Francs/Deutsche Marks   ..................              1,194            3,623             2,639            32,577
                                                         -----------         --------         ---------          --------
Outstanding, end of period                                     2,941         $ 10,317           122,446          $ 64,875
                                                         ===========         ========         =========          ========

At December 31, 1996, the World Total Return Series had sufficient cash and/or securities at least equal to the value of the written options.

Forward Foreign Currency Exchange Contracts

                                                                  Contracts to
Series                       Transaction    Settlement Date      Deliver/Receive
------------------------- -------------- -------------------- ----------------------
MFS/Foreign & Colonial     Sales          2/24/97              BEF        3,898,838
International Growth and
                                          2/07/97              CHF          216,153
Income Series
                                          1/10/97 - 4/21/97    DEM        1,039,234
                                          4/21/97              GBP          157,020
                                          2/24/97              IEP           53,110
                                          2/07/97              ITL    1,818,239,356
                                          1/29/97              JPY       22,289,957
                                          2/03/97              NLG          149,185
                                          2/03/97 - 2/07/97    SEK        2,448,653

                          -----------
                           Purchases      2/07/97 - 4/21/97    CHF          450,493
                                          2/07/97 - 4/21/97    DEM        2,326,982
                                          1/10/97              ITL      108,452,787
                                          1/21/97 - 1/29/97    JPY       80,456,122
                                          2/03/97              NLG          157,605
                                          2/03/97              SEK        1,983,228



                                                              Net Unrealized
                                               Contracts at    Appreciation
Series                   In Exchange for          Value       (Depreciation)
------                   ---------------          -----       --------------
MFS/Foreign & Colonial        $ 127,110         $ 123,414        $  3,696
International Growth and
                                182,621           162,137          20,484
Income Series
                                680,794           679,202           1,592
                                261,757           268,257          (6,500)
                                 85,060            89,967          (4,907)
                              1,191,913         1,194,583          (2,670)
                                201,537           193,365           8,172
                                 91,111            86,583           4,528
                                366,889           359,837           7,052
                              ----------        ----------       --------
                              $3,188,792        $3,157,345       $ 31,447
                              ==========        ==========       ========
                              $ 347,034         $ 339,470        $ (7,564)
                              1,534,823         1,522,298         (12,525)
                                 70,724            71,362             638
                                717,696           697,433         (20,263)
                                 92,582            91,469          (1,113)
                                300,983           291,402          (9,581)
                              ----------        ----------       --------
                              $3,063,842        $3,013,434       $(50,408)
                              ==========        ==========       ========

At December 31, 1996, forward foreign currency exchange contract purchases and sales under master netting arrangements and closed forward foreign currency exchange contracts, excluded above for the MFS/Foreign & Colonial International Growth and Income Series amounted to a net payable of $11,503 with Bankers Trust, $2,772 with Deutsche Bank, $80,464 with Swiss Bank Corporation International, and a net receivable of $6,354 with Chase Manhattan Bank, $65,179 with First Boston and $33,128 with Merrill Lynch.

                                                                         Contracts to
Series                             Transaction    Settlement Date      Deliver/Receive
------------------------------- -------------- -------------------- ----------------------
World Asset Allocation Series    Sales          2/24/97              BEF        9,434,506
                                                1/10/97 - 4/21/97    DEM        2,781,453
                                                4/21/97              GBP        1,343,005
                                                2/07/97              ITL    1,597,590,182
                                                2/03/97 - 2/07/97    SEK       23,190,459

                                -----------
                                 Purchases      4/21/97              CHF        2,330,657
                                                2/03/97 - 4/21/97    DEM        9,262,010
                                                1/10/97              ITL       92,860,658
                                                2/03/97              NLG           21,331
                                                2/03/97              SEK        2,144,458



                                                                   Net Unrealized
                                                    Contracts at    Appreciation
Series                           In Exchange for      Value       (Depreciation)
------                           ---------------    ------------  --------------
World Asset Allocation Series      $  307,583        $  298,640        $  8,943
                                    1,817,911         1,820,581          (2,670)
                                    2,238,824         2,294,415         (55,591)
                                    1,049,037         1,049,617            (580)
                                    3,512,476         3,407,485         104,991
                                    ----------        ----------       --------
                                   $8,925,831        $8,870,738        $ 55,093
                                    ==========        ==========       ========
                                   $1,757,355        $1,761,743        $  4,388
                                    6,093,692         6,058,700         (34,992)
                                       60,556            61,102             546
                                       12,530            12,380            (150)
                                      325,995           315,092         (10,903)
                                    ----------        ----------       --------
                                   $8,250,128        $8,209,017       $(41,111)
                                    ==========        ==========       ========


At December 31, 1996, forward foreign currency exchange contract purchases and sales under master netting arrangements and closed forward foreign currency exchange contracts excluded above for the World Asset Allocation Series amounted to a net payable of $15,355 with Bankers Trust, $112,985 with Deutsche Bank, $1,635 with First Boston, $421 with Morgan Stanley Company, $6,225 with Swiss Bank Corporation International, and a net receivable of $9,962 with Chase Manhattan Bank, $8,803 with JP Morgan Securities, and $58,165 with Merrill Lynch.

                                                                     Contracts to
Series                         Transaction    Settlement Date      Deliver/Receive
-------------------------- -------------- -------------------- -----------------------
World Governments Series    Sales          2/07/97              CHF        15,482,518
                                           1/10/97 - 4/21/97    DEM        25,660,160
                                           4/21/97              GBP         5,333,071
                                           2/24/97              IEP         2,447,725
                                           2/07/97              ITL    21,931,152,804
                                           1/29/97              JPY       769,333,019
                                           2/03/97              NLG         5,082,236
                                           4/21/97              NZD         5,759,224
                                           2/03/97 - 2/07/97    SEK        29,963,745

                           -----------
                            Purchases      4/21/97              AUD         4,607,000
                                           2/07/97 - 4/21/97    CHF        10,517,835
                                           1/21/97 - 4/21/97    DEM        58,378,209
                                           2/07/97              DKK        12,192,180
                                           1/10/97 - 2/07/97    ITL     6,942,634,462
                                           1/21/97 - 1/29/97    JPY     1,755,366,199
                                           2/03/97              NLG         5,369,077
                                           2/03/97              SEK         9,946,344



                                                                   Net Unrealized
                                                    Contracts at    Appreciation
Series                           In Exchange for      Value       (Depreciation)
------                           ---------------    ------------  --------------
World Governments Series      $12,669,493       $11,613,468     $  1,056,025
                               16,783,007        16,722,724           60,283
                                8,847,576         9,111,120         (263,544)
                                3,922,731         4,146,379         (223,648)
                               14,403,184        14,408,767           (5,583)
                                6,955,995         6,673,964          282,031
                                3,103,845         2,949,577          154,268
                                4,060,849         4,043,868           16,981
                                4,522,533         4,403,139          119,394
                              ------------      ------------    ------------
                              $75,269,213       $74,073,006     $  1,196,207
                              ============      ============    ============
                              $ 3,661,537       $ 3,653,001     $     (8,536)
                                8,181,373         7,914,374         (266,999)
                               38,545,334        38,152,054         (393,280)
                                2,057,370         2,074,451           17,081
                                4,517,081         4,563,110           46,029
                               15,771,254        15,220,563         (550,691)
                                3,153,967         3,116,051          (37,916)
                                1,505,731         1,461,446          (44,285)
                              ------------      ------------    ------------
                              $77,393,647       $76,155,050     $ (1,238,597)
                              ============      ============    ============

At December 31, 1996, forward foreign currency exchange contract purchases and sales under master netting arrangements and closed forward foreign currency exchange contracts excluded above for the World Governments Series amounted to a net receivable of $181,698 with Chase Manhattan Bank, $67,369 with Deutsche Bank, $738,258 with First Boston, $409,811 with Merrill Lynch, and a net payable of $806,463 with Bankers Trust and $1,686,686 with Swiss Bank Corporation International.


                                                                      Contracts to
Series                          Transaction    Settlement Date      Deliver/Receive
--------------------------- -------------- -------------------- -----------------------
World Total Return Series    Sales          2/07/97              CHF         1,020,885
                                            1/10/97 - 4/21/97    DEM           711,577
                                            4/21/97              GBP           261,050
                                            2/24/97              IEP           159,449
                                            2/07/97              ITL     1,259,857,851
                                            1/29/97              JPY        72,704,403
                                            2/03/97 - 2/07/97    SEK         3,615,741

                            -----------
                             Purchases      4/21/97              CHF           456,731
                                            2/07/97 - 4/21/97    DEM         4,133,046
                                            1/10/97              ITL       182,806,209
                                            1/21/97 - 1/29/97    JPY       147,753,054
                                            2/03/97              NLG            20,769
                                            2/03/97              SEK         4,815,877



                                                                   Net Unrealized
                                                    Contracts at    Appreciation
Series                           In Exchange for      Value       (Depreciation)
------                           ---------------    ------------  --------------
World Total Return Series       $  769,328       $  765,768       $    3,560
                                   463,594          465,054           (1,460)
                                   435,177          445,982          (10,805)
                                   255,381          270,103          (14,722)
                                   827,255          827,727             (472)
                                   657,364          630,711           26,653
                                   547,176          531,361           15,815
                                -----------      -----------      ----------
                                $3,955,275       $3,936,706          $18,569
                                ===========      ===========      ==========
                                $  344,383       $  345,243       $      860
                                 2,699,126        2,691,637           (7,489)
                                   119,211          120,286            1,075
                                 1,330,045        1,281,085          (48,960)
                                    12,201           12,054             (147)
                                   730,709          707,611          (23,098)
                                -----------      -----------      ----------
                                $5,235,675       $5,157,916       $  (77,759)
                                ===========      ===========      ==========


At December 31, 1996, forward foreign currency exchange contract purchases and sales under master netting arrangements and closed forward foreign currency exchange contracts excluded above for the World Total Return Series amounted to a net payable of $50,153 with Bankers Trust, $170,168 with Swiss Bank Corporation International, a net receivable of $219 with Chase Manhattan Bank, $27,682 with Deutsche Bank, $27,950 with First Boston, $18,329 with Goldman Sachs, $8,572 with JP Morgan Securities, and $50,148 with Merrill Lynch.

At December 31, 1996, each Series had sufficient cash and/or securities to cover any commitments under these contracts. See page 64 for an explanation of abbreviations used to indicate amounts shown in currencies other than the U.S. dollar.

7. Restricted Securities

Each Series of the Trust is restricted from investing more than a certain amount in securities which are subject to legal or contractual restrictions on resale. Such restrictions range from between 0% and 15% of the Series' net assets. At December 31, 1996, High Yield Series, Research Series, Total Return Series, Utilities Series, Value Series, World Asset Allocation Series, World Growth Series and World Total Return Series owned the following restricted securities (consisting of 0.67%, 0.53%, 0.03%, 0.46%, 0.37%, 1.27%, and 0.51%, of the net
assets of each Series, respectively) which may not be publicly sold without registration under the Securities Act of 1933 (the 1933 Act). The Trust does not have the right to demand that such securities be registered. The value of these securities is determined by valuations supplied by a pricing service or brokers or, if not available, in good faith by or at the direction of the Trustees.

Series                                            Description
------------------------------- -----------------------------------------------
High Yield Series                Atlantic Gulf Communities Corp.   ............
                                 Gillett Holdings   ...........................
                                 Merrill Lynch Mortgage Investors, Inc.  ......
                                 Renaissance Cosmetic  ........................
Research Series                  Jarvis Hotels PLC  ...........................
Total Return Series              Merrill Lynch Mortgage Investors, Inc.  ......
Value Series                     Jarvis Hotels PLC  ...........................
World Asset Allocation Series    Hong Leong Finance    ........................
                                 Jarvis Hotels PLC  ...........................
World Growth Series              Hong Leong Finance    ........................
                                 India Gateway Fund Ltd.  .....................
                                 India Gateway Fund Ltd., Warrants ............
                                 International Business Communications
                                  Systems, Inc.  ..............................
                                 Jarvis Hotels PLC  ...........................
                                 Thai Euro Fund  ..............................
World Total Return Series        Hong Leong Finance ...........................
                                 Jarvis Hotels PLC  ...........................



                                    Date of        Shares/
Series                             Acquisition    Par Amount    Cost          Value
------------------------------------------------------------------------------------
High Yield Series                   9/25/95            30     $    --       $     129
                                   10/09/92         9,414         89,600      357,732
                                    6/22/94       500,000        346,562      420,313
                                                      525        525,000      530,250
                                                               ----------   ----------
                                                              $  961,162    $1,308,424
                                                               ==========   ==========
Research Series                     6/21/96       627,700     $1,682,337    $1,731,355
                                                               ==========   ==========
Total Return Series                 6/22/94       514,000     $  356,266    $ 432,081
                                                               ==========   ==========
Value Series                        7/23/96        27,600     $   71,640    $  76,128
                                                               ==========   ==========
World Asset Allocation Series      12/23/96         5,000     $   17,654    $  17,372
                                    7/02/96        96,500        248,255      266,171
                                                               ----------   ----------
                                                              $  265,909    $ 283,543
                                                               ==========   ==========
World Growth Series                11/01/96        51,000     $  158,754    $ 177,195
                                    6/02/94        34,925        286,668      157,162
                                    6/02/94         4,000            --           --
                                    8/29/95        12,600        124,992      124,990
                                    6/21/96       477,600      1,262,376    1,317,338
                                   10/18/96        27,000        704,500      803,790
                                                               ----------   ----------
                                                              $2,537,290   $2,580,475
                                                               ==========   ==========
World Total Return Series           9/19/95         3,000          9,172       10,423
                                    6/21/96        65,900     $  173,898    $ 181,769
                                                               ----------   ----------
                                                              $  183,070    $ 192,192
                                                               ==========   ==========

8. Acquisition

At the close of business on December 18, 1996, the Money Market Series acquired all of the assets and liabilities of Sun Growth Variable Annuity Fund, Inc. The acquisition was accomplished by a tax free exchange of 666,549 shares of the Money Market Series (valued at $666,549) for 172,642 shares of Sun Growth Variable Annuity Fund's net assets on that date ($666,549), which were combined with those of the Money Market Series. The aggregate net assets of the Money Market Series after the acquisition were $409,110,729.

Independent Auditors' Report

To the Trustees and Shareholders of MFS/Sun Life Series Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of MFS/Sun Life Series Trust as of December 31, 1996, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 1996 and 1995, and the financial highlights for each of the years in the five-year period ended December 31, 1996. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at December 31, 1996 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Trust at December 31, 1996, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 7, 1997

                 ---------------------------------------------
The MFS/Sun Life Series Trust Annual Report is prepared for the general information of contract owners. It is authorized for distribution to prospective purchasers only when preceded or accompanied by the current prospectus for the MFS/Sun Life Series Trust and any product being offered.

MFS/Sun Life Series Trust
500 Boylston Street, Boston, MA 02116-3741

Trustees
JOHN D. McNEIL*, Chairman and Trustee
Chairman, Sun Life Assurance Company of Canada,
Toronto, Ontario, Canada

SAMUEL ADAMS, Trustee
Partner, Warner & Stackpole,
Boston, Massachusetts

GEOFFREY CROFTS, Trustee
Professor Emeritus, University of Hartford,
Hartford, Connecticut

DAVID D. HORN*, Trustee
Senior Vice President and General Manager,
Sun Life Assurance Company of Canada,
Wellesley Hills, Massachusetts

GARTH MARSTON, Trustee
Chairman, Retired, The Provident Institution for Savings,
Boston, Massachusetts

DERWYN F. PHILLIPS, Trustee
Vice Chairman, Retired, The Gillette Company,
Boston, Massachusetts

Officers

W. THOMAS LONDON+, Treasurer
JAMES O. YOST+, Assistant Treasurer
STEPHEN E. CAVAN+, Secretary and Clerk
JAMES R. BORDEWICK+, Assistant Secretary
Investment Adviser
Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116-3741
Custodian and Dividend Disbursing Agent
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110-2875
Auditors
Deloitte & Touche LLP
125 Summer Street, Boston, MA 02110-1617
Portfolio Managers+

JOHN W. BALLEN
ARNAB K. BANERJI
STEPHEN C. BRYANT
DAVID M. CALABRO
JAMES J. CALMAS
MITCHELL D. DYNAN
KENNETH J. ENRIGHT
RICHARD O. HAWKINS
GEOFFREY L. KURINSKY
JOHN D. LAUPHEIMER, JR.
DAVID R. MANNHEIM
PAUL M. McMAHON
KEVIN R. PARKE
ATUL PATEL
JUNE SCOTT
BERNARD SCOZZAFAVA
MAURA S. SHAUGHNESSY
TONI Y. SHIMURA
FREDERICK J. SIMMONS
JAMES T. SWANSON
(on behalf of the MFS World
Asset Allocation Committee)
TONY THOMSON
The Research Committee
IAN K. WRIGHT

*Affiliated with the Sponsor.
+Affiliated with the Investment Adviser. SUN-2 2/97 185M

                                     PART C
                                     ------



Item 24.  Financial Statements and Exhibits
          ---------------------------------

          (a) Financial Statements Included in Part A:

              For the years or periods, as applicable to each series, ended December 31 1987 through December 31, 1996:
                 Financial Highlights

              Financial Statements Included in Part B:

              Portfolios of Investments, December 31, 1996*
              Statement of Assets and Liabilities, December 31, 1996* Statements of Operations, year ended December 31, 1996* Statements of Changes in Net Assets, years ended December 31, 1995 and 1996.*
-----------------------

* Incorporated herein by reference to the Annual Report to Shareholders dated December 31, 1996, filed with the SEC via EDGAR on March 10, 1997.

          (b)      Exhibits:

                          1 (a)  Copy of Declaration of Trust of Registrant. (1)

                            (b) Copy of Amendment to Declaration of Trust and Restated Declaration of Trust of Registrant.
                                 (2)

                            (c)  Amendment to Declaration of Trust of
                                 Registrant. (4)

                            (d)  Amendment to Declaration of Trust of
                                 Registrant.  (5)

                            (e)  Amendment to Declaration of Trust of
                                 Registrant.  (6)

                            (f)  Amendment to Declaration of Trust of
                                 Registrant.  (6)

                            (g)  Amendment to Declaration of Trust of
                                 Registrant.  (7)

                            (h)  Amendment to Declaration of Trust of
                                 Registrant.  (10)

                          2      By-Laws of Registrant.  (1)

                          3      Not Applicable.

                          4      Not Applicable.

                          5      Investment Advisory Agreement between
                                 Registrant and Massachusetts Financial
                                 Services Company dated May 24, 1985.
                                 (2)

                            (a)  Investment Advisory Agreement between
                                 Registrant and Massachusetts Financial
                                 Services Company dated July 23, 1986.
                                 (9)

                            (b)  Investment Advisory Agreement between
                                 Registrant and Massachusetts Financial
                                 Services Company dated January 26,
                                 1988.  (11)

                            (c)  Investment Advisory Agreement between
                                 Registrant and Massachusetts Financial
                                 Services Company relating to the World
                                 Growth Series.  (4)

                            (d)  Investment Advisory Agreement between
                                 Registrant and Massachusetts Financial
                                 Services Company relating to the
                                 Utilities Series.  (4)

                            (e)  Investment Advisory Agreement between
                                 Registrant and Massachusetts Financial
                                 Services Company relating to the
                                 Research Series.  (5)

                            (f)  Investment Advisory Agreement between
                                 Registrant and Massachusetts Financial
                                 Services Company relating to the World
                                 Asset Allocation Series.  (5)

                            (g)  Investment Advisory Agreement between
                                 Registrant and Massachusetts Financial
                                 Services Company relating to the World
                                 Total Return Series.  (5)

                            (h)  Investment Advisory Agreement between
                                 Registrant and Massachusetts Financial
                                 Services Company relating to the
                                 Emerging Growth Series.  (6)

                            (i)  Investment Advisory Agreement between
                                 Registrant and Massachusetts Financial
                                 Services Company relating to the
                                 MFS/Foreign & Colonial International
                                 Growth Series.  (6)

                            (j)  Investment Advisory Agreement between
                                 Registrant and Massachusetts Financial
                                 Services Company relating to the
                                 MFS/Foreign & Colonial International
                                 Growth and Income Series.  (6)

                            (k)  Investment Advisory Agreement between
                                 Registrant and Massachusetts Financial
                                 Services Company
                                 relating to the MFS/Foreign &
                                 Colonial Emerging Markets Equity
                                 Series.  (6)

                            (l)  Sub-Advisory Agreement by and between
                                 Massachusetts Financial Services
                                 Company and Foreign & Colonial
                                 Management Ltd. relating to the
                                 MFS/Foreign & Colonial International
                                 Growth Series.  (6)

                            (m)  Sub-Advisory Agreement by and between
                                 Massachusetts Financial Services
                                 Company and Foreign & Colonial
                                 Management Ltd. relating to the
                                 MFS/Foreign & Colonial International
                                 Growth and Income Series.  (6)

                            (n)  Sub-Advisory Agreement by and between
                                 Massachusetts Financial Services
                                 Company and Foreign & Colonial
                                 Management Ltd. relating to the
                                 MFS/Foreign & Colonial Emerging Markets
                                 Equity Series.  (6)

                            (o)  Sub-Advisory Agreement between Foreign
                                 & Colonial Management Ltd. and Foreign
                                 & Colonial Emerging Markets Limited
                                 relating to the MFS/Foreign & Colonial
                                 International Growth Series.  (6)

                            (p)  Sub-Advisory Agreement between Foreign
                                 & Colonial Management Ltd. and Foreign
                                 & Colonial Emerging Markets Limited
                                 relating to the MFS/Foreign & Colonial
                                 International Growth and Income Series.
                                 (6)

                            (q)  Sub-Advisory Agreement between Foreign
                                 & Colonial Management Ltd. and Foreign
                                 & Colonial Emerging Markets Limited
                                 relating to the MFS/Foreign & Colonial
                                 Emerging Markets Equity Series.  (6)

                            (r)  Sub-Advisory Agreement by and between
                                 Massachusetts Financial Services
                                 Company and Foreign & Colonial
                                 Management Limited relating to the
                                 World Growth Series.  (7)

                            (s)  Sub-Advisory Agreement between Foreign
                                 & Colonial Management Limited and
                                 Foreign & Colonial Emerging Markets
                                 Limited relating to the World Growth
                                 Series.  (7)

                            (t)  Investment Advisory Agreement between
                                 Registrant and Massachusetts Financial
                                 Services Company relating to the Value
                                 Series.  (7)

                            (u)  Form of Investment Advisory Agreement
                                 between Registrant , on behalf of the
                                 Research Growth and Income Series, and
                                 Massachusetts Financial Services
                                 Company.  (10)

                            (v)  Amendment to the Investment Advisory
                                 Agreement by and between Massachusetts
                                 Financial Services Company and the
                                 Registrant relating to the Capital
                                 Appreciation Series; filed herewith.

                          6      Not Applicable.

                          7      Not Applicable.

                          8 Custodian Agreement between Registrant and State Street Bank and Trust Company dated May 24, 1985.  (2)

                            (a)  Amendment dated July 23, 1986 to
                                 Custodian Agreement.  (9)

                          9 (a) Shareholder Servicing Agent Agreement between Registrant and Massachusetts Financial Service Center, Inc. (3)

                            (b)  Administrative Services Agreement
                                 between the Trust, on behalf of its
                                 series, and Massachusetts Financial
                                 Services Company, dated March 1, 1997. (10)

                          10 Consent and Opinion of Counsel for the fiscal year ended December 31, 1996, previously filed with the Registrant's
                                 Rule 24f-2 Notice on February 27, 1997.

                          11     Consent of Deloitte & Touche LLP; filed
                                 herewith.

                          12     Not Applicable.

                          13 Investment representation letter from initial shareholder. (8)

                          14     Not Applicable.

                          15     Not Applicable.

                          16     Not Applicable.

                          17     Financial Data Schedules; filed herewith.

                          Power of Attorney dated February 6, 1997.  (10)
--------------------

(1) Incorporated by reference to the Registrant's Registration Statement (File No. 2-83616), filed on September 9, 1983.
(2) Incorporated by reference to Amendment No. 1 to the Registrant's Registration Statement , filed on March 25, 1985.
(3) Incorporated by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed on February 25, 1986.
(4) Incorporated by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement filed on October 26, 1993.
(5) Incorporated by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on September 2, 1994.
(6) Incorporated by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement filed on August 23, 1995.
(7) Incorporated by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement filed on April 10, 1996.
(8) Incorporated by reference to Amendment No. 2 to the Registrant's Registration Statement , filed on June 5, 1985.
(9) Incorporated by reference to Amendment No. 4 to the Registrant's Registration Statement , filed on September 30, 1986.
(10) Incorporated by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on March 18, 1997.
(11) Incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement filed on April 28, 1988.

Item 25.  Persons Controlled by or under Common Control with Registrant
          -------------------------------------------------------------

          Not applicable.

Item 26.  Number of Holders of Securities
          -------------------------------

                     (1)                          (2)
               Title of Class            Number of Record Holders

          Shares of Beneficial Interest            2
              (without par value)         (as of March 31, 1997)

Item 27.  Indemnification
          ---------------

          Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, filed as an Exhibit to the Registrant's Registration Statement on Form N-1 and (b) the undertaking of the Registrant regarding indemnification set forth in Registrant's Registration Statement on Form N-1.

          The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 28.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

          MFS serves as investment adviser to the following open-end Funds comprising the MFS Family of Funds: Massachusetts Investors Trust, Massachusetts Investors Growth Stock Fund, MFS Growth Opportunities Fund, MFS Government Securities Fund, MFS Government Limited Maturity Fund, MFS Series Trust I (which has thirteen series: MFS Managed Sectors Fund, MFS Cash Reserve Fund, MFS World Asset Allocation Fund, MFS Aggressive Growth Fund, MFS Research Growth and Income Fund, MFS Core Growth Fund, MFS Equity Income Fund, MFS Special Opportunities Fund, MFS Convertible Securities Fund, MFS Blue Chip Fund, MFS New Discovery Fund, MFS Science and Technology Fund and MFS Research International Fund), MFS Series Trust II (which has four series: MFS Emerging Growth Fund, MFS Capital Growth Fund, MFS Intermediate Income Fund and MFS Gold & Natural Resources Fund), MFS Series Trust III (which has two series: MFS High Income Fund and MFS Municipal High Income Fund), MFS Series Trust IV (which has four series: MFS Money Market Fund, MFS Government Money Market Fund, MFS Municipal Bond Fund and MFS OTC Fund), MFS Series Trust V (which has two series:
MFS Total Return Fund and MFS Research Fund), MFS Series Trust VI (which has three series: MFS World Total Return Fund, MFS Utilities Fund and MFS World Equity Fund), MFS Series Trust VII (which has two series: MFS World Governments Fund and MFS Value Fund), MFS Series Trust VIII (which has two series: MFS Strategic Income Fund and MFS World Growth Fund), MFS Series Trust IX (which has three series: MFS Bond Fund, MFS Limited Maturity Fund and MFS Municipal Limited Maturity Fund), MFS Series Trust X (which has four series: MFS Government Mortgage Fund, MFS/Foreign & Colonial Emerging Markets Equity Fund, MFS/Foreign & Colonial International Growth Fund and MFS/Foreign & Colonial International Growth and Income Fund), and MFS Municipal Series Trust (which has 16 series:
MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, MFS West Virginia Municipal Bond Fund and MFS Municipal Income Fund) (the "MFS Funds"). The principal business address of each of the MFS Funds is 500 Boylston Street, Boston, Massachusetts 02116.

          MFS also serves as investment adviser of the following no-load, open-end Funds: MFS Institutional Trust ("MFSIT") (which has seven series), MFS Variable Insurance Trust ("MVI") (which has twelve series) and MFS Union Standard Trust ("UST"). The principal business address of each of the aforementioned funds is 500 Boylston Street, Boston, Massachusetts 02116.

          In addition, MFS serves as investment adviser to the following closed-end funds: MFS Municipal Income Trust, MFS Multimarket Income Trust, MFS Government Markets Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust and MFS Special Value Trust (the "MFS Closed-End Funds"). The principal business address of each of the MFS Closed-End Funds is 500 Boylston Street, Boston, Massachusetts 02116.

          Lastly, MFS serves as investment adviser to MFS/Sun Life Series Trust ("MFS/SL"), Money Market Variable Account, High Yield Variable Account, Capital

Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account. The principal business address of each of the aforementioned funds is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181.

          MFS International Ltd. ("MIL"), a limited liability company organized under the laws of Bermuda and a subsidiary of MFS, whose principal business address is Cedar House, 41 Cedar Avenue, Hamilton HM12 Bermuda, serves as investment adviser to and distributor for MFS American Fund (which has six portfolios: MFS American Funds-U.S. Equity Fund, MFS American Funds-U.S. Emerging Growth Fund, MFS American Funds-U.S. High Yield Bond Fund, MFS American Funds - U.S. Dollar Reserve Fund, MFS American Funds-Charter Income Fund and MFS American Funds-U.S. Research Fund) (the "MIL Funds"). The MIL Funds are organized in Luxembourg and qualify as an undertaking for collective investments in transferable securities (UCITS). The principal business address of the MIL Funds is 47, Boulevard Royal, L-2449 Luxembourg.

          MIL also serves as investment adviser to and distributor for MFS Meridian U.S. Government Bond Fund, MFS Meridian Charter Income Fund, MFS Meridian Global Government Fund, MFS Meridian U.S. Emerging Growth Fund, MFS Meridian Global Equity Fund, MFS Meridian Limited Maturity Fund, MFS Meridian World Growth Fund, MFS Meridian Money Market Fund, MFS Meridian World Total Return Fund, MFS Meridian U.S. Equity Fund, MFS Meridian Research Fund and MFS Emerging Markets Debt Fund (collectively the "MFS Meridian Funds"). Each of the MFS Meridian Funds is organized as an exempt company under the laws of the Cayman Islands. The principal business address of each of the MFS Meridian Funds is P.O. Box 309, Grand Cayman, Cayman Islands, British West Indies.

          MFS International (U.K.) Ltd. ("MIL-UK"), a private limited company registered with the Registrar of Companies for England and Wales whose current address is 4 John Carpenter Street, London, England ED4Y 0NH, is involved primarily in marketing and investment research activities with respect to private clients and the MIL Funds and the MFS Meridian Funds.

          MFS Fund Distributors, Inc. ("MFD"), a wholly owned subsidiary of MFS, serves as distributor for the MFS Funds, MVI, UST and MFSIT.

          Clarendon Insurance Agency, Inc. ("CIAI"), a wholly owned subsidiary of MFS, serves as distributor for certain life insurance and annuity contracts issued by Sun Life Assurance Company of Canada (U.S.).

          MFS Service Center, Inc. ("MFSC"), a wholly owned subsidiary of MFS, serves as shareholder servicing agent to the MFS Funds, the MFS Closed-End Funds, MFSIT, MVI and UST.

          MFS Institutional Advisors, Inc. ("MFSI"), a wholly owned subsidiary of MFS, provides investment advice to substantial private clients.

        MFS Retirement Services, Inc. ("RSI"), a wholly owned subsidiary of MFS, markets MFS products to retirement plans and provides administrative and record keeping services for retirement plans.

        MFS
        ---

        The Directors of MFS are A. Keith Brodkin, Jeffrey L. Shames, Arnold D. Scott, Donald A. Stewart and John D. McNeil. Mr. Brodkin is the Chairman, Mr. Shames is the President, Mr. Scott is a Senior Executive Vice President and Secretary, Bruce C. Avery, William S. Harris, William W. Scott, Jr., and Patricia A. Zlotin are Executive Vice Presidents, Stephen E. Cavan is a Senior Vice President, General Counsel and an Assistant Secretary, Robert T. Burns is a Senior Vice President, Associate General Counsel and an Assistant Secretary of MFS, and Thomas B. Hastings is a Vice President and Treasurer of MFS.

        Massachusetts Investors Trust
        -----------------------------
        Massachusetts Investors Growth Stock Fund
        -----------------------------------------
        MFS Growth Opportunities Fund
        -----------------------------
        MFS Government Securities Fund
        ------------------------------
        MFS Series Trust I
        ------------------
        MFS Series Trust V
        ------------------
        MFS Series Trust VI
        -------------------
        MFS Series Trust X
        ------------------
        MFS Government Limited Maturity Fund
        ------------------------------------

        A. Keith Brodkin is the Chairman and President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Vice President of MFS, is the Assistant Treasurer, James R. Bordewick, Jr., Senior Vice President and Associate General Counsel of MFS, is the Assistant Secretary.

        MFS Series Trust II
        -------------------

        A. Keith Brodkin is the Chairman and President, Leslie J. Nanberg, Senior Vice President of MFS, is a Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer, and James R. Bordewick, Jr., is the Assistant Secretary.

        MFS Government Markets Income Trust
        -----------------------------------
        MFS Intermediate Income Trust
        -----------------------------

        A. Keith Brodkin is the Chairman and President, Leslie J. Nanberg, Senior Vice President of MFS, is a Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer, and James R. Bordewick, Jr., is the Assistant Secretary.

        MFS Series Trust III
        --------------------

        A. Keith Brodkin is the Chairman and President, James T. Swanson, Robert
J. Manning, Cynthia M. Brown and Joan S. Batchelder, Senior Vice Presidents of MFS, Bernard

Scozzafava, Vice President of MFS, and Matthew Fontaine, Assistant
Vice President of MFS, are Vice Presidents, Sheila Burns-Magnan, Assistant Vice President of MFS, and Daniel E. McManus, Vice President of MFS, are Assistant Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer, and James R. Bordewick, Jr., is the Assistant Secretary.

        MFS Series Trust IV
        -------------------
        MFS Series Trust IX
        -------------------

        A. Keith Brodkin is the Chairman and President, Robert A. Dennis and Geoffrey L. Kurinsky, Senior Vice Presidents of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

        MFS Series Trust VII
        --------------------

        A. Keith Brodkin is the Chairman and President, Leslie J. Nanberg and Stephen C. Bryant, Senior Vice Presidents of MFS, are Vice Presidents, Stephen
E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

        MFS Series Trust VIII
        ---------------------

        A. Keith Brodkin is the Chairman and President, Jeffrey L. Shames, Leslie J. Nanberg, Patricia A. Zlotin, James T. Swanson and John D. Laupheimer, Jr., Vice President of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

        MFS Municipal Series Trust
        --------------------------

        A. Keith Brodkin is the Chairman and President, Cynthia M. Brown and Robert A. Dennis are Vice Presidents, David B. Smith, Geoffrey L. Schechter and David R. King, Vice Presidents of MFS, are Vice Presidents, Daniel E. McManus, Vice President of MFS, is an Assistant Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

        MFS Variable Insurance Trust
        ----------------------------
        MFS Union Standard Trust
        ------------------------
        MFS Institutional Trust
        -----------------------

          A. Keith Brodkin is the Chairman and President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

        MFS Municipal Income Trust
        --------------------------

        A. Keith Brodkin is the Chairman and President, Cynthia M. Brown and Robert J. Manning are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

        MFS Multimarket Income Trust
        ----------------------------
        MFS Charter Income Trust
        ------------------------

        A. Keith Brodkin is the Chairman and President, Leslie J. Nanberg and James T. Swanson are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Vice President of MFS, is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

        MFS Special Value Trust
        -----------------------

        A. Keith Brodkin is the Chairman and President, Jeffrey L. Shames and Robert J. Manning are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

        MFS/Sun Life Series Trust
        -------------------------

        John D. McNeil, Chairman and Director of Sun Life Assurance Company of Canada, is the Chairman, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary.

        Money Market Variable Account
        -----------------------------
        High Yield Variable Account
        ---------------------------
        Capital Appreciation Variable Account
        -------------------------------------
        Government Securities Variable Account
        --------------------------------------
        Total Return Variable Account
        -----------------------------
        World Governments Variable Account
        ----------------------------------
        Managed Sectors Variable Account
        --------------------------------

        John D. McNeil is the Chairman, Stephen E. Cavan is the Secretary, and James R. Bordewick, Jr., is the Assistant Secretary.

        MIL
        ---

        A. Keith Brodkin is a Director and the Chairman, Arnold D. Scott and Jeffrey L. Shames are Directors, Ziad Malek, Senior Vice President of MFS, is the President, Thomas J. Cashman, Jr., a Senior Vice President of MFS, is a Senior Vice President, Stephen E. Cavan is a Director, Senior Vice President and the Clerk, James R. Bordewick, Jr. is a Director, Vice President and an Assistant Clerk, Robert T. Burns is an Assistant Clerk, Joseph W. Dello Russo,

Senior Vice President and Chief Financial Officer of MFS, is the Treasurer and Thomas B. Hastings is the Assistant Treasurer.

        MIL-UK
        ------

        A. Keith Brodkin is a Director and the Chairman, Arnold D. Scott, Jeffrey L. Shames, and James R. Bordewick, Jr., are Directors, Stephen E. Cavan is a Director and the Secretary, Ziad Malek is the President, James E. Russell is the Treasurer, and Robert T. Burns is the Assistant Secretary.

        MIL Funds
        ---------

        A. Keith Brodkin is the Chairman, President and a Director, Richard B. Bailey, John A. Brindle, Richard W. S. Baker and William F. Waters are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost is the Assistant Treasurer and James R. Bordewick, Jr., is the Assistant Secretary, and Ziad Malek is a Senior Vice President.

        MFS Meridian Funds
        ------------------

        A. Keith Brodkin is the Chairman, President and a Director, Richard B. Bailey, John A. Brindle, Richard W. S. Baker, Arnold D. Scott, Jeffrey L. Shames and William F. Waters are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James R. Bordewick, Jr., is the Assistant Secretary, James O. Yost is the Assistant Treasurer, and Ziad Malek is a Senior Vice President.

        MFD
        ---

        A. Keith Brodkin is the Chairman and a Director, Arnold D. Scott and Jeffrey L. Shames are Directors, William W. Scott, Jr., an Executive Vice President of MFS, is the President, Stephen E. Cavan is the Secretary, Robert T. Burns is the Assistant Secretary, Joseph W. Dello Russo is the Treasurer, and Thomas B. Hastings is the Assistant Treasurer.

        CIAI
        ----

        A. Keith Brodkin is the Chairman and a Director, Arnold D. Scott and Jeffrey L. Shames are Directors, Cynthia Orcott is President, Bruce C. Avery is the Vice President, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

        MFSC
        ----

        A. Keith Brodkin is the Chairman and a Director, Arnold D. Scott and Jeffrey L. Shames are Directors, Joseph A. Recomendes, a Senior Vice President of MFS, is Vice Chairman and a Director, Janet A. Clifford is the Executive Vice President, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

          MFSI
          ----

          A. Keith Brodkin is the Chairman and a Director, Jeffrey L. Shames, and Arnold D. Scott are Directors, Thomas J. Cashman, Jr., is the President and a Director, Leslie J. Nanberg is a Senior Vice President, a Managing Director and a Director, George F. Bennett, Carol A. Corley, John A. Gee, Brianne Grady and Kevin R. Parke are Senior Vice Presidents and Managing Directors, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Secretary.

          RSI
          ---

          William W. Scott, Jr. and Bruce C. Avery are Directors, Arnold D. Scott is the Chairman and a Director, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, Robert T. Burns is the Assistant Secretary and Sharon A. Brovelli and Martin E. Beaulieu are Senior Vice Presidents.

          In addition, the following persons, Directors or officers of MFS, have the affiliations indicated:

          A. Keith Brodkin      Director, Sun Life Assurance Company of Canada
                                  (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts
                                Director, Sun Life Insurance and Annuity Company
                                  of New York, 80 Broad Street, New York, New
                                  York

          Donald A. Stewart     President and a Director, Sun Life Assurance
                                  Company of Canada, Sun Life Centre, 150 King
                                  Street West, Toronto, Ontario, Canada (Mr.
                                  Stewart is also an officer and/or Director of various subsidiaries and affiliates of Sun
                                  Life)

          John D. McNeil        Chairman, Sun Life Assurance Company of Canada,
                                  Sun Life Centre, 150 King Street West,
                                  Toronto, Ontario, Canada (Mr. McNeil is also an officer and/or Director of various subsidiaries and affiliates of Sun Life)

          Joseph W. Dello Russo Director of Mutual Fund Operations, The Boston
                                Company, Exchange Place, Boston, Massachusetts (until August, 1994)

Item 29.  Distributors
          ------------

          (a) Reference is hereby made to Item 28 above.

          (b) Reference is hereby made to Item 28 above; the principal business address of each of these persons is 500 Boylston Street, Boston, Massachusetts 02116.

          (c) Not applicable.

Item 30.  Location of Accounts and Records
          --------------------------------

          The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

                  NAME                            ADDRESS
                  ----                            -------
          Massachusetts Financial Services     500 Boylston Street
            Company (investment adviser)       Boston, MA  02116

          MFS Service Center, Inc.             500 Boylston Street
                                               Boston, MA  02116

          State Street Bank and Trust Company  State Street South
                                               5-North
                                               North Quincy, MA  02171

          Sun Life Annuity Service Center      50 Milk Street
                                               Boston, MA  02109

Item 31.  Management Services
          -------------------

          Not applicable.

Item 32.  Undertakings
          ------------

          (a) Not applicable.

          (b) Not applicable.

          (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.


          (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions set forth in Item 27 of this Part C, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being Registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                  SIGNATURES
                                  ----------


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 25th day of April 1997.

                                       MFS/SUN LIFE SERIES TRUST


                                       By:    James R. Bordewick, Jr.
                                              -----------------------
                                       Name:  James R. Bordewick, Jr.
                                       Title: Assistant Secretary


   Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on April 25, 1997.


       SIGNATURE                                    TITLE
       ---------                                    -----
JOHN D. MCNEIL*                          Chairman, Principal Executive Officer
------------------------------           and Trustee
John D. McNeil


W. THOMAS LONDON*                        Treasurer (Principal Financial Officer
------------------------------           and Principal Accounting Officer)
W. Thomas London


SAMUEL ADAMS*                            Trustee
------------------------------
Samuel Adams


GEOFFREY CROFTS*                         Trustee
------------------------------
Geoffrey Crofts


GARTH MARSTON*                           Trustee
------------------------------
Garth Marston


DAVID D. HORN*                           Trustee
------------------------------
David D. Horn

DERWYN F. PHILLIPS*                      Trustee
------------------------------
Derwyn F. Phillips


                                       *By:         James R. Bordewick, Jr.
                                           --------------------------------
                                        Name: James R. Bordewick, Jr.
                                              as Attorney-in-fact

                                       Executed by James R. Bordewick, Jr.
                                       on behalf of those indicated pursuant to a Power of Attorney filed herewith.

                               POWER OF ATTORNEY
                               -----------------

                           MFS/Sun Life Series Trust


     The undersigned, Trustees and officers of MFS/Sun Life Series Trust (the "Registrant"), hereby severally constitute and appoint James R. Bordewick, Jr., Stephen E. Cavan, David D. Horn, W. Thomas London and John D. McNeil, and each of them singly, as true and lawful attorneys, with full power to them and each of them to sign for each of the undersigned, in the names of, and in the capacities indicated below, any Registration Statement and any and all amendments thereto and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission for the purpose of registering the Registrant as a management investment company under the Investment Company Act of 1940 and/or the shares issued by the Registrant under the Securities Act of 1933 granting, unto our said attorneys, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary or desirable to be done in the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

            IN WITNESS WHEREOF, the undersigned have hereunto set their hand on this 6th day of February, 1997.



Signatures                       Title(s)
----------                       --------

SAMUEL ADAMS
---------------------------
Samuel Adams                     Trustee



GEOFFREY CROFTS
---------------------------
Geoffrey Crofts                  Trustee



DAVID D. HORN
---------------------------
David D. Horn                    Trustee



GARTH MARSTON
---------------------------
Garth Marston                    Trustee


JOHN D. MCNEIL
---------------------------
John D. McNeil                   Chairman of the Board; Trustee; and Principal
                                 Executive Officer



DERWYN PHILLIPS
---------------------------
Derwyn Phillips                  Trustee



W. THOMAS LONDON
--------------------------
W. Thomas London                 Principal Financial and Accounting Officer


                               INDEX TO EXHIBITS
                               -----------------


EXHIBIT NO.            DESCRIPTION OF EXHIBIT         PAGE NO.
-----------            ----------------------         --------

 5  (v)        Amendment to the Investment Advisory
                Agreement by and between Massachusetts
                Financial Services Company and the
                Registrant relating to the Capital
                Appreciation Series.

  11           Consent of Deloitte & Touche LLP.

  17           Financial Data Schedules.